Registration No. 2-30070
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |

           Pre-Effective Amendment No.                                     | |
                                       ----


           Post-Effective Amendment No.  90                                |X|
                                       ----
                                     AND/OR


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


           Amendment No.  213                                              |X|
                         ----

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|     On April 30, 2010 pursuant to paragraph (b) of Rule 485.

| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.
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EQUI-VEST(R) (Series 100-500)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2010


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options ("investment options").

This prospectus is not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the contract, the description of the contract's provisions in this prospectus is qualified in its entirety by the terms of the actual contract. The contract should be read carefully. You should read this prospectus in conjunction with any applicable supplements.

The contract is not available in all states.


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
 FIXED INCOME
--------------------------------------------------------------------------------
o AXA Conservative Allocation*           o EQ/Money Market
o AXA Conservative-Plus Allocation*      o EQ/PIMCO Ultra Short Bond
o EQ/Core Bond Index                     o EQ/Quality Bond PLUS
o EQ/Franklin Core Balanced              o Multimanager Core Bond
o EQ/Global Bond PLUS                    o Multimanager Multi-Sector Bond
o EQ/Intermediate Government
  Bond Index
--------------------------------------------------------------------------------
DOMESTIC STOCKS
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*             o EQ/Mid Cap Index
o AXA Moderate-Plus Allocation*          o EQ/Mid Cap Value PLUS
o EQ/AllianceBernstein Small Cap         o EQ/Montag & Caldwell Growth
  Growth                                 o EQ/Morgan Stanley Mid Cap Growth**
o EQ/AXA Franklin Small Cap Value Core   o EQ/Mutual Large Cap Equity
o EQ/BlackRock Basic Value Equity        o EQ/Small Company Index
o EQ/Boston Advisors Equity Income       o EQ/T. Rowe Price Growth Stock
o EQ/Calvert Socially Responsible        o EQ/Templeton Global Equity
o EQ/Capital Guardian Growth             o EQ/UBS Growth and Income
o EQ/Capital Guardian Research           o EQ/Van Kampen Comstock
o EQ/Common Stock Index                  o EQ/Wells Fargo Advantage Omega
o EQ/Davis New York Venture              Growth**
o EQ/Equity 500 Index                    o Multimanager Aggressive Equity
o EQ/Equity Growth PLUS                  o Multimanager Large Cap Core Equity
o EQ/Franklin Templeton Allocation       o Multimanager Large Cap Growth***
o EQ/GAMCO Mergers and Acquisitions      o Multimanager Large Cap Value
o EQ/GAMCO Small Company Value           o Multimanager Mid Cap Growth
o EQ/JPMorgan Value Opportunities        o Multimanager Mid Cap Value
o EQ/Large Cap Core PLUS                 o Multimanager Small Cap Growth
o EQ/Large Cap Growth Index              o Multimanager Small Cap Value
o EQ/Large Cap Growth PLUS               o Multimanager Technology
o EQ/Large Cap Value Index               o Target 2015 Allocation
o EQ/Large Cap Value PLUS                o Target 2025 Allocation
o EQ/Lord Abbett Growth and Income       o Target 2035 Allocation
o EQ/Lord Abbett Large Cap Core          o Target 2045 Allocation
--------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International     o EQ/International Growth
o EQ/BlackRock International Value       o EQ/Oppenheimer Global
o EQ/Global Multi-Sector Equity          o Multimanager International Equity
o EQ/International Core PLUS
--------------------------------------------------------------------------------
 BALANCED/HYBRID
--------------------------------------------------------------------------------
o All Asset Allocation                   o AXA Moderate Allocation*
--------------------------------------------------------------------------------

*     The AXA Allocation portfolios.

** This is the variable investment option's new name, effective on or about May 1, 2010, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this prospectus for the variable investment option's former name.

*** Please see "Portfolios of the Trusts" later in this prospectus regarding the planned substitution of this variable investment option.


You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of the AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.

TYPES OF CONTRACTS. For existing and new contract holders we offer different "series" of contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.

A minimum contribution is required to purchase a contract:

For IRAs, $20 or $50 (depending on contract series);

For NQ Contracts, $1,000 ($50 if under payroll deduction plan);

For existing contract owners only (these contracts are not available for new purchasers):

o A traditional IRA as a conduit to hold rollover distributions ("QP IRA") from a qualified plan or a Tax-Sheltered Annuity ("TSA"). QP IRA (series 100-400) and Roth Advantage Contracts (series 500).

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                         X02890
                                                          EV Series 100-500 (IF)

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Minimum additional rollover amounts required for QP IRA:
For series 100 and 200, $1,000,

For series 300 and 400, $2,500.

o Original contracts (see Appendix I).


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2010 is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


Although this prospectus is primarily designed for potential purchasers of the contract in Oregon (series 100 IRA and NQ), you may have previously purchased a contract in this and other states and are receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract, and for "original contracts" information, see Appendix I.
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Contents of this prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUI-VEST(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        7
How to reach us                                                              8
EQUI-VEST(R) at a glance -- key features                                    10

--------------------------------------------------------------------------------
FEE TABLE                                                                   12
--------------------------------------------------------------------------------
Examples                                                                    13
Examples: EQUI-VEST(R) series 100 and 200 contracts--
     For IRA contracts                                                      14
Examples: EQUI-VEST(R) series 100 and 200 contracts--
     For NQ contracts                                                       14
Examples: EQUI-VEST(R) series 300 contracts                                 14
Examples: EQUI-VEST(R) series 400 contracts                                 15
Examples: EQUI-VEST(R) series 500 contracts                                 15
Condensed financial information                                             16

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           17
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        17
Owner and annuitant requirements                                            19
How you can make your contributions                                         19
What are your investment options under the contract?                        19
Portfolios of the Trusts                                                    20
Selecting your investment method                                            28
Allocating your contributions                                               29
Your right to cancel within a certain number of days                        29

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        30
--------------------------------------------------------------------------------
Your account value and cash value                                           30
Your contract's value in the variable investment options                    30
Your contract's value in the guaranteed interest option                     30
Your contract's value in the fixed maturity options                         30

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
     OPTIONS                                                                31
--------------------------------------------------------------------------------
Transferring your account value                                             31
Disruptive transfer activity                                                31
Automatic transfer options                                                  32
Investment simplifier                                                       32
Rebalancing your account value                                              33

----------------------
"We," "our" and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

                                                  Contents of this prospectus  3
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--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     34
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Withdrawing your account value                                              34
How withdrawals are taken from your account value                           35
Surrender of your contract to receive its cash value                        35
Termination                                                                 35
When to expect payments                                                     35
Your annuity payout options                                                 35

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     38
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          38
Charges under the contracts                                                 38
Charges that the Trusts deduct                                              42
Group or sponsored arrangements                                             42
Other distribution arrangements                                             42

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 43
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     43
How death benefit payment is made                                           43
Beneficiary continuation option for traditional IRA,
     QP IRA, Roth IRA and Roth Advantage contracts                          44
Beneficiary continuation option for series 400 NQ contracts only            44

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          46
--------------------------------------------------------------------------------
Overview                                                                    46
Buying a contract to fund a retirement arrangement                          46

Special rule for conversions Roth IRA in 2010                               46

Transfers among investment options                                          46
Taxation of nonqualified annuities                                          46
Individual retirement arrangements ("IRAs")                                 48

Traditional individual retirement annuities ("traditional IRAs")            48

Roth individual retirement annuities ("Roth IRAs")                          53
Federal and state income tax withholding and
     information reporting                                                  59
Impact of taxes to AXA Equitable                                            59

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         60
--------------------------------------------------------------------------------
About our Separate Account A                                                60
About the Trusts                                                            60
About our fixed maturity options                                            60
About the general account                                                   61
About other methods of payment                                              62
Dates and prices at which contract events occur                             62
About your voting rights                                                    63
Statutory compliance                                                        63
About legal proceedings                                                     63
Financial statements                                                        63
Transfers of ownership, collateral assignments,
     loans, and borrowing                                                   63
Distribution of the contracts                                               63

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9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           66
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I   -- Original Contracts                                                   I-1
II  -- Condensed financial information                                     II-1
III -- Market value adjustment example                                    III-1
IV  -- State contract availability and/or variations of
       certain features and benefits                                       IV-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this prospectus
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                                           Contents of this Prospectus (Cont'd.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY PROSPECTUSES FOR THE PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ
   ADVISORS TRUST
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                          AAA 1-3
AXA Conservative Allocation                                        ACA 1-3
AXA Conservative-Plus Allocation                                  ACPA 1-3
AXA Moderate Allocation                                            AMA 1-3
AXA Moderate-Plus Allocation                                      AMPA 1-3
Multimanager Aggressive Equity                                    MMAE 1-4
Multimanager Core Bond                                            MMCB 1-4
Multimanager International Equity                                 MMIE 1-4
Multimanager Large Cap Core Equity                              MMLCCE 1-4
Multimanager Large Cap Growth                                    MMLCG 1-3
Multimanager Large Cap Value                                     MMLCV 1-4
Multimanager Mid Cap Growth                                      MMMCG 1-4
Multimanager Mid Cap Value                                       MMMCV 1-4
Multimanager Multi-Sector Bond                                    MMSB 1-4
Multimanager Small Cap Growth                                    MMSCG 1-4
Multimanager Small Cap Value                                     MMSCV 1-4
Multimanager Technology                                            MMT 1-4
Target 2015 Allocation                                           2015A 1-4
Target 2025 Allocation                                           2025A 1-4
Target 2035 Allocation                                           2035A 1-4
Target 2045 Allocation                                           2045A 1-4
All Asset Allocation                                              EQAA 1-4
EQ/AllianceBernstein International                               EQABI 1-3
EQ/AllianceBernstein Small Cap Growth                           EQASCG 1-3
EQ/AXA Franklin Small Cap Value Core                            EQAFSC 1-4
EQ/BlackRock Basic Value Equity                                  EQBBV 1-3
EQ/BlackRock International Value                                EQBINT 1-3
EQ/Boston Advisors Equity Income                                EQBAEI 1-3
EQ/Calvert Socially Responsible                                  EQCSR 1-4
EQ/Capital Guardian Growth                                       EQCGG 1-3
EQ/Capital Guardian Research                                     EQCGR 1-3
EQ/Common Stock Index                                            EQCTI 1-3
EQ/Core Bond Index                                               EQCBI 1-3
EQ/Davis New York Venture                                        EQDNY 1-3
EQ/Equity 500 Index                                             EQ500I 1-3
EQ/Equity Growth PLUS                                            EQEGP 1-4
EQ/Franklin Core Balanced                                        EQFCB 1-5
EQ/Franklin Templeton Allocation                                 EQFTA 1-4
EQ/GAMCO Mergers and Acquisitions                                EQGMA 1-4
EQ/GAMCO Small Company Value                                    EQGSCV 1-3
EQ/Global Bond PLUS                                              EQGBP 1-4
EQ/Global Multi-Sector Equity                                   EQGMSE 1-4
EQ/Intermediate Government Bond Index                           EQIGBI 1-3
EQ/International Core PLUS                                       EQICP 1-4
EQ/International Growth                                           EQIG 1-3
EQ/JPMorgan Value Opportunities                                 EQJPMV 1-3
EQ/Large Cap Core PLUS                                          EQLCCP 1-4
EQ/Large Cap Growth Index                                       EQLCGI 1-3
EQ/Large Cap Growth PLUS                                        EQLCGP 1-4
EQ/Large Cap Value Index                                        EQLCVI 1-3
EQ/Large Cap Value PLUS                                         EQLCVP 1-4

                                      Contents of this Prospectus (Cont'd.)  4-a
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EQ/Lord Abbett Growth and Income                                EQLAGI 1-3
EQ/Lord Abbett Large Cap Core                                   EQLALC 1-3
EQ/Mid Cap Index                                                 EQMCI 1-3
EQ/Mid Cap Value PLUS                                           EQMCVP 1-4
EQ/Money Market                                                   EQMM 1-3
EQ/Montag & Caldwell Growth                                      EQMCG 1-3
EQ/Morgan Stanley Mid Cap Growth                                 EQMSG 1-3
EQ/Mutual Large Cap Equity                                      EQMLCE 1-5
EQ/Oppenheimer Global                                             EQOG 1-4
EQ/PIMCO Ultra Short Bond                                        EQPUS 1-3
EQ/Quality Bond PLUS                                             EQQBP 1-4
EQ/Small Company Index                                           EQSCI 1-3
EQ/T.Rowe Price Growth Stock                                     EQTGS 1-3
EQ/Templeton Global Equity                                       EQTGE 1-4
EQ/UBS Growth and Income                                         EQUGI 1-3
EQ/Van Kampen Comstock                                           EQVKC 1-3
EQ/Wells Fargo Advantage Omega Growth                           EQWFAO 1-3

4-b  Contents of this Prospectus (Cont'd.)
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Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                          Page
   account value                            30
   annuitant                                17
   annuity payout options                   35
   AXA Equitable Access Account             44
   beneficiary                              43
   beneficiary continuation option          44
   business day                             19
   cash value                               30
   conduit IRA                              51
   contract date                            17
   contract date anniversary                17
   contract year                            17
   contributions                            17
   contributions to Roth IRAs               53
    regular contribution                    54
    rollovers and transfers                 54
    conversion contributions                55
   contributions to traditional IRAs        48
    regular contributions                   48
    rollovers and transfers                 50
   disruptive transfer activity             31
   fixed maturity amount                    27
   fixed maturity options                   27
   guaranteed interest option               27
   Inherited annuity                        44
   IRA                               cover, 48

                                          Page
   IRS                                      46
   investment options  cover,               19
   market adjusted amount                   27
   market timing                            31
   market value adjustment                  27
   maturity value                           27
   NQ  cover,                               35
   Online Account Access                     8
   Original contracts            6, Appendix I
   partial withdrawals                      34
   portfolio                             cover
   processing office                         8
   QP IRAs                               cover
   rate to maturity                         27
   Required Beginning Date                  52
   Roth Advantage                            6
   Roth IRA                          cover, 53
   SAI                                   cover
   SEC                                   cover
   TOPS                                      8
   traditional IRA                   cover, 48
   Trusts                            cover, 60
   unit                                     30
   unit investment trust                    60
   variable investment options       cover, 19

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

--------------------------------------------------------------------------------
 Prospectus                      Contract or Supplemental Materials
--------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
  variable investment options   Investment Funds or Investment Divisions
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  guaranteed interest option    Guaranteed Interest Account
  unit                          Accumulation unit
  unit value                    Accumulation unit value
--------------------------------------------------------------------------------

                                                Index of key words and phrases 5
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In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss five series of contracts. Once you have purchased a contract you can identify the EQUI-VEST(R) series you have by referring to your quarterly statement, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:


-----------------------------------------------------------------------------------------------------------------------------------
o   NQ, traditional IRA, and QP IRA contracts issued before January 3, 1994; and   series 100
o   Roth IRA contracts converted from such IRA and QP IRA contracts.               This series is available only for new
                                                                                   purchasers in OR and is
                                                                                   no longer available for new purchasers of QP
                                                                                   IRA contracts. Information on QP IRA is
                                                                                   provided for our existing contract
                                                                                   owners only.
-----------------------------------------------------------------------------------------------------------------------------------
o   Certain NQ, traditional IRA and QP IRA contracts issued on or after            series 200
    August 17, 1995.                                                               This series is no longer available for new
                                                                                   purchasers. Information in this prospectus
o   Roth IRA contracts converted from such traditional IRA and QP IRA contracts.   on this series is provided for our
                                                                                   existing contract owners only.
-----------------------------------------------------------------------------------------------------------------------------------
o   NQ, traditional IRA, QP IRA, and Roth IRA contracts issued on or after         series 300
    January 3, 1994 and before the date series 400 contracts became available      This series is no longer available for new
    in a state; and                                                                purchasers. Information in this prospectus
o   Roth IRA contracts converted from such traditional IRA and QP IRA contracts.   on this series is provided for our
                                                                                   existing contract owners only.
-----------------------------------------------------------------------------------------------------------------------------------
o   NQ, traditional IRA, QP IRA, and Roth IRA contracts issued on or after         series 400
    July 10, 1995 in states where approved; and                                    This series is no longer available for new
o   Roth IRA contracts converted from such traditional IRA and QP IRA contracts.   purchasers. Information in this prospectus
                                                                                   on this series is provided for our
                                                                                   existing contract owners only.
-----------------------------------------------------------------------------------------------------------------------------------
o   Roth Advantage contracts                                                       series 500
                                                                                   This series is no longer available for new
                                                                                   purchasers. Information in this prospectus
                                                                                   on this series is provided for our
                                                                                   existing contract owners only.
-----------------------------------------------------------------------------------------------------------------------------------

We also have contracts that we refer to as "Original contracts." These contracts are no longer available for new purchasers. Any information about original contracts which is different from the current series we offer can be found in Appendix I, which will be referenced throughout this prospectus when it applies.

6 Index of key words and phrases
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Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                        Who is AXA Equitable?  7
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HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

--------------------------------------------------------------------------------
FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
INDIVIDUALLY BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R)
Individual Annuity Lockbox
P.O. Box 13459
Newark, NJ 07188-0459
--------------------------------------------------------------------------------
FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
INDIVIDUALLY BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable
JPMorganChase
EQUI-VEST(R) Lockbox #13459
4 Chase Metrotech Center (7th Floor)
Brooklyn, NY 11245-0001
Telephone number to be listed on express mail packages
Attn: Extraction Supervisor, (718) 242-2992
--------------------------------------------------------------------------------
FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
AND SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R)
Unit Annuity Lockbox
P.O. Box 13463
Newark, NJ 07188-0463
--------------------------------------------------------------------------------
FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
AND SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
JPMorganChase
EQUI-VEST(R) Lockbox #13463
4 Chase Metrotech Center (7th Floor)
Brooklyn, NY 11245-0001
Telephone number to be listed on express mail packages
Attn: Extraction Supervisor, (718) 242-2992

For correspondence without checks:
--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R) Processing Office
P.O. Box 4956
Syracuse, NY 13221-4956

                      ----------------------------------
Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R) Processing Office
100 Madison Street, Suite 1000
Syracuse, NY 13202

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions; and


o quarterly statements of your contract values as of the close of each calendar quarter for contracts: (1) in which there was a financial transaction in that calendar quarter or (2) with contract values of $50,000 or more.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only).

8  Who is AXA Equitable?

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Under TOPS only you can:

o elect the investment simplifier.

Under Online Account Access only you can:

o make a contribution to your IRA or NQ annuity contract;

o elect to receive certain contract statements electronically;

o change your address; and

o access "Frequently Asked Questions" and certain service forms.


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free 1 (800) 755-7777. You may use Online Account Access by visiting our website at www.axa-equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.

--------------------------------------------------------------------------------
TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------
You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)  conversion of your traditional IRA contract to a Roth IRA contract;

(2) cancellation of your Roth IRA or Roth Advantage contract and return to a traditional IRA contract;

(3)  election of the automatic investment program;

(4)  election of the investment simplifier;

(5)  election of the automatic deposit service;

(6)  election of the rebalancing program;

(7)  election of the required minimum distribution automatic withdrawal option;

(8)  election of the beneficiary continuation option;

(9)  election of the principal assurance allocation;

(10) request for a transfer/rollover of assets or 1035 exchange to another carrier;


(11) purchase by, or change of ownership to, a non-natural owner;

(12) contract surrender and withdrawal requests; and

(13) death claims.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers among investment options; and

(4)  change of ownership.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2)  investment simplifier;

(3)  rebalancing program;

(4)  systematic withdrawals; and

(5)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner.

                                                        Who is AXA Equitable?  9
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EQUI-VEST(R) at a glance -- key features


------------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT      EQUI-VEST(R) variable investment options invest in different portfolios sub-advised by professional
MANAGEMENT                   investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION   o Principal and interest guarantees

                             o Interest rates set periodically
------------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS       o 10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10
                               (1 to 7 in Oregon) years.
                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             -------------------------------------------------------------------------------------------------------
                             If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
------------------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES               o On earnings inside the    No tax until you make withdrawals from your contract or receive annuity
                             contract                    payments.

                             o On transfers inside the   No tax on transfers among investment options.
                             contract
                             -------------------------------------------------------------------------------------------------------
                             You should be aware that annuity contracts that were purchased as an Individual Retirement Annuity
                             (IRA) do not provide tax deferral benefits beyond those already provided by the Internal Revenue
                             Code for individual retirement arrangements. Before contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals.
                             You may also want to consider the relative features, benefits and costs of these contracts with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
------------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS         For new purchasers:
                             o NQ:
                               $1,000 (initial minimum amount) or $50 (initial minimum amount for payroll deduction); $50
                               (additional minimum amount).

                             o TRADITIONAL IRA AND ROTH IRA:
                               $20 (initial and additional minimum amounts)

                             For existing contract owners:
                             o TRADITIONAL IRA, ROTH IRA AND ROTH ADVANTAGE:
                               --series 100 and 200 - $20 (additional minimum amount only);
                               --series 300, 400 and 500 - $50 (additional minimum amount only).

                             o QP IRA:
                               --series 100 and 200 -- $1,000 minimum amount each additional rollover amount;
                               --series 300 and 400 -- $2,500 minimum amount each additional rollover amount.

                             o Maximum contribution limitations apply to all contracts.
                             -------------------------------------------------------------------------------------------------------
                             In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at contract issue) under all EQUI-VEST(R) series, EQUI-VEST(R) At Retirement(SM)
                             and At Retirement(SM) contracts with the same owner or annuitant. Upon advance notice to you, we may exercise certain rights we have under your contract regarding contributions (if applicable), including our rights to (i) change minimum and maximum contribution requirements and limitations,
                             (ii) discontinue acceptance of contributions, and (iii) to limit contributions as required by law or if such contributions are in excess of the amounts as permitted by the Internal Revenue Code.
                             For more information, see "How you can contribute to your contract" in "Contract features and benefits" later in this prospectus.
------------------------------------------------------------------------------------------------------------------------------------


10 EQUI-VEST(R) at a glance -- key features
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
------------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY         o Partial withdrawals

                             o Several withdrawal options on a periodic basis

                             o Contract surrender

                             You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
------------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS               o Fixed annuity payout options

                             o Variable Immediate Annuity payout options (described in a separate prospectus for that option).
------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES          o Dollar-cost averaging by automatic transfers
                               -- Interest sweep option
                               -- Fixed-dollar option

                             o Automatic investment program

                             o Account value rebalancing (quarterly, semiannually, and annually)

                             o No charge on transfers among investment options

                             o Waiver of withdrawal charge under certain circumstances

                             o Minimum death benefit
------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES             o Please see "Fee table" later in this prospectus for details.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES           0-83
------------------------------------------------------------------------------------------------------------------------------------



THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDICES I AND IV LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is not your contract. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The contract should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

                                     EQUI-VEST(R) at a glance -- key features 11
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Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions withdrawn or amounts withdrawn depending on the contract and series (deducted if you surren-
der your contract or make certain withdrawals).(1)                                         6.00%

Charge for third-party transfer or exchange                                                series 100 and 200: None
                                                                                           series 300, 400 and 500: $65 maximum
                                                                                           for each occurrence; currently $25 for
                                                                                           each occurrence.

Charge if you elect a Variable Immediate Annuity payout option (which is described         $350
in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge:                                                      $65 ($30 current)(2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                              EQ/COMMON STOCK INDEX AND
Separate account              EQ/MONEY MARKET OPTIONS              ALL OTHER VARIABLE INVESTMENT OPTIONS
                              ----------------------------------- --------------------------------------
annual expenses:                 SERIES 100        SERIES 200       SERIES 100     SERIES 200
                              ----------------- ----------------- -------------- --------------
Maximum mortality and                  0.65%             1.24%         0.50%          1.09%
expense risks(3)                 (currently        (currently
                                       0.56%)            1.15%)
Maximum other expenses                 0.84%             0.25%         0.84%          0.25%
                              -------------     -------------          ----           ----
Maximum total Separate                 1.49%             1.49%         1.34%          1.34%
                              =============     =============          ====           ====
Account A annual expenses(5)     (currently        (currently
                                      1.40%)            1.40%)

------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Separate account
annual expenses:                   series 300               series 400             series 500
                              ------------------------ ------------------------ ----------------
Maximum mortality and                   1.10%                    1.75%                1.75%
expense risks(3)                                           (currently           (currently
                                                                 1.10%)               1.20%)
                                        0.25%                    0.25%
                                  (currently               (currently
Maximum other expenses                  0.24%)(4)                0.24%)(4)            0.25%
                              -----------------        -----------------        -------------
Maximum total Separate                  1.35%                    2.00%                2.00%
                              =================        =================        =============
Account A annual expenses(5)       (currently               (currently           (currently
                                        1.34%)(4)                1.34%)(4)            1.45%)



You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the invest- ment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

--------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
ASSETS
-------------------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted            Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or          ----       ----
other expenses)(6)                                                                         0.39%      2.14%


12 Fee table
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Notes:

(1) Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal Charge" in "Charges and expenses," later in this prospectus.

(2) For series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts pre viously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year.

(3)  A portion of this charge is for providing the death benefit.

(4) For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the AXA Moderate Allocation, Mul timanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts.


(5) For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust's annual expenses for 2009 would have been 2.43% for the AXA Moderate Allocation option; 2.34% for the Multimanager Aggressive Equity option; 2.11% for the EQ/Common Stock Index option; and 2.12% for the EQ/Money Market option.

(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the Target 2045 Allocation Portfolio.


EXAMPLES

These examples are intended to help you compare the cost of investing in each type of series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2009, which results in an estimated annual charge of 0.0962% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                    Fee table 13
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EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS -- FOR IRA CONTRACTS


--------------------------------------------------------------------------------------------
                                                         1. IF YOU SURRENDER YOUR CONTRACT
                                                                 AT THE END OF THE
                                                              APPLICABLE TIME PERIOD
                                                      ---------------------------------------
                                                                    3         5        10
                                                        1 YEAR    YEARS     YEARS     YEARS
--------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
 Portfolios                                              $922    $1,700    $2,498    $4,275
(b) assuming minimum fees and expenses of any of the
 Portfolios                                              $748    $1,184    $1,647    $2,571


---------------------------------------------------------------------------------------------------------------------------------
                                                         2. IF YOU ANNUITIZE AT THE END OF  3. IF YOU DO NOT SURRENDER YOUR
                                                                        THE                   CONTRACT AT THE END OF THE
                                                             APPLICABLE TIME PERIOD(1)          APPLICABLE TIME PERIOD
                                                        -------------------------------------------------------------------------
                                                                    3         5        10                  3        5      10
                                                        1 YEAR    YEARS     YEARS     YEARS    1 YEAR    YEARS    YEARS   YEARS
--------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
 Portfolios                                             N/A      $1,700    $2,498    $4,275     $375    $1,140   $1,923   $3,969
(b) assuming minimum fees and expenses of any of the
 Portfolios                                             N/A      $1,184    $1,647    $2,571     $192    $  593   $1,019   $2,205
---------------------------------------------------------------------------------------------------------------------------------


(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.

EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS -- FOR NQ CONTRACTS


--------------------------------------------------------------------------------------------
                                                         1. IF YOU SURRENDER YOUR CONTRACT
                                                                 AT THE END OF THE
                                                              APPLICABLE TIME PERIOD
                                                      ---------------------------------------
                                                                    3         5        10
                                                        1 YEAR    YEARS     YEARS     YEARS
--------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
 Portfolios                                              $922    $1,700    $2,498    $3,969
(b) assuming minimum fees and expenses of any of the
 Portfolios                                              $748    $1,184    $1,619    $2,205

---------------------------------------------------------------------------------------------------------------------------------
                                                         2. IF YOU ANNUITIZE AT THE END OF  3. IF YOU DO NOT SURRENDER YOUR
                                                                        THE                   CONTRACT AT THE END OF THE
                                                             APPLICABLE TIME PERIOD(1)          APPLICABLE TIME PERIOD
                                                        -------------------------------------------------------------------------
                                                                    3         5        10                  3        5      10
                                                        1 YEAR    YEARS     YEARS     YEARS    1 YEAR    YEARS    YEARS   YEARS
--------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
 Portfolios                                             N/A      $1,700    $2,498    $3,969      $375    $1,140   $1,923  $3,969
(b) assuming minimum fees and expenses of any of the
 Portfolios                                             N/A      $1,184    $1,619    $2,205      $192    $  593   $1,019  $2,205
--------------------------------------------------------------------------------------------------------------------------------


(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.

EQUI-VEST(R) SERIES 300 CONTRACTS


--------------------------------------------------------------------------------------------
                                                         1. IF YOU SURRENDER YOUR CONTRACT
                                                                 AT THE END OF THE
                                                              APPLICABLE TIME PERIOD
                                                      ---------------------------------------
                                                                    3         5        10
                                                        1 YEAR    YEARS     YEARS     YEARS
--------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
 Portfolios                                              $923    $1,703    $2,502    $3,979
(b) assuming minimum fees and expenses of any of the
 Portfolios                                              $749    $1,187    $1,624    $2,216

--------------------------------------------------------------------------------------------------------------------------------
                                                         2. IF YOU ANNUITIZE AT THE END OF
                                                          THE APPLICABLE TIME PERIOD AND        3.IF YOU DO NOT SURRENDER
                                                           SELECT A NON-LIFE CONTINGENT                   YOUR
                                                           PERIOD CERTAIN ANNUITY OPTION       CONTRACT AT THE END OF THE
                                                             WITH LESS THAN TEN YEARS            APPLICABLE TIME PERIOD
                                                        -------------------------------------------------------------------------
                                                                    3         5        10                   3        5      10
                                                        1 YEAR    YEARS     YEARS     YEARS     1 YEAR    YEARS    YEARS  YEARS
--------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
 Portfolios                                             N/A      $1,703    $2,502    $3,979      $376    $1,143   $1,928  $3,979
(b) assuming minimum fees and expenses of any of the
 Portfolios                                             N/A      $1,187    $1,624    $2,216      $193    $  596   $1,024  $2,216
--------------------------------------------------------------------------------------------------------------------------------


14 Fee table
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EQUI-VEST(R) SERIES 400 CONTRACTS


--------------------------------------------------------------------------------------------
                                                         1. IF YOU SURRENDER YOUR CONTRACT
                                                                 AT THE END OF THE
                                                              APPLICABLE TIME PERIOD
                                                      ---------------------------------------
                                                                    3         5        10
                                                        1 YEAR    YEARS     YEARS     YEARS
--------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
 Portfolios                                              $987    $1,890    $2,802    $4,557
(b) assuming minimum fees and expenses of any of the
 Portfolios                                              $814    $1,381    $1,968    $2,907

--------------------------------------------------------------------------------------------------------------------------------
                                                         2. IF YOU ANNUITIZE AT THE END OF
                                                          THE APPLICABLE TIME PERIOD AND        3.IF YOU DO NOT SURRENDER
                                                           SELECT A NON-LIFE CONTINGENT                   YOUR
                                                           PERIOD CERTAIN ANNUITY OPTION       CONTRACT AT THE END OF THE
                                                             WITH LESS THAN TEN YEARS            APPLICABLE TIME PERIOD
                                                        -------------------------------------------------------------------------
                                                                    3         5        10                  3        5      10
                                                        1 YEAR    YEARS     YEARS     YEARS     1 YEAR    YEARS    YEARS  YEARS
--------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
 Portfolios                                             N/A      $1,890    $2,802    $4,557      $444    $1,341   $2,247  $4,557
(b) assuming minimum fees and expenses of any of the
 Portfolios                                             N/A      $1,381    $1,968    $2,907      $261    $  801   $1,368  $2,907
--------------------------------------------------------------------------------------------------------------------------------


EQUI-VEST(R) SERIES 500 CONTRACTS


--------------------------------------------------------------------------------------------
                                                         1. IF YOU SURRENDER YOUR CONTRACT
                                                                 AT THE END OF THE
                                                              APPLICABLE TIME PERIOD
                                                      ---------------------------------------
                                                                    3         5        10
                                                        1 YEAR    YEARS     YEARS     YEARS
--------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
 Portfolios                                              $987    $1,890    $2,802    $4,557
(b) assuming minimum fees and expenses of any of the
 Portfolios                                              $814    $1,381    $1,968    $2,907

--------------------------------------------------------------------------------------------------------------------------------
                                                         2. IF YOU ANNUITIZE AT THE END OF
                                                          THE APPLICABLE TIME PERIOD AND        3.IF YOU DO NOT SURRENDER
                                                           SELECT A NON-LIFE CONTINGENT                   YOUR
                                                           PERIOD CERTAIN ANNUITY OPTION       CONTRACT AT THE END OF THE
                                                             WITH LESS THAN TEN YEARS            APPLICABLE TIME PERIOD
                                                        -------------------------------------------------------------------------
                                                                    3         5        10                  3        5      10
                                                        1 YEAR    YEARS     YEARS     YEARS     1 YEAR    YEARS    YEARS  YEARS
--------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
 Portfolios                                             N/A      $1,890    $2,802    $4,557      $444    $1,341   $2,247  $4,557
(b) assuming minimum fees and expenses of any of the
 Portfolios                                             N/A      $1,381    $1,968    $2,907      $261    $  801   $1,368  $2,907
--------------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 15
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CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2009.


16 Fee table
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1. Contract features and benefits

--------------------------------------------------------------------------------


In this prospectus, we use a "series" number when necessary to identify a particular contract. Once you have purchased a contract, you can identify the EQUI-VEST(R) series you have by referring to your quarterly statement, or you may contact your financial professional, or you may call our toll-free number.

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our current rules regarding contributions to your contract, which are subject to change. We can refuse to accept any application from you at any time. Depending on your contract type, we may refuse to accept additional contributions. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About methods of payment" in "More information" later in this prospectus. All ages in the table refer to the age of the annuitant named in the contract.


Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions.


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series, EQUI-VEST(R) At Retirement(SM) and At Retirement(SM) contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                 ANNUITANT    MINIMUM                          SOURCE OF                          LIMITATIONS ON
 CONTRACT TYPE   ISSUE AGES   CONTRIBUTIONS                    CONTRIBUTIONS                      CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
NQ               0-83         o $1,000 (initial), and/or $50   o After-tax money.                  Not applicable.
                              (additional) (all series)        o Paid to us by check or transfer
                                                                 of contract value in a tax
                                                                 deferred exchange under Sec-
                                                                 tion 1035 of the Internal
                                                                 Revenue Code.
                                                               o Paid to us by an employer who
                                                                 establishes a payroll deduction
                                                                 program.

                                               Contract features and benefits 17
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
-----------------------------------------------------------------------------------------------------------------------------------
                 ANNUITANT   MINIMUM                            SOURCE OF                          LIMITATIONS ON
 CONTRACT TYPE   ISSUE AGES  CONTRIBUTIONS                      CONTRIBUTIONS                      CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Traditional IRA   0-83       o $20 (initial and/or additional)  o "Regular" traditional IRA con-    o Regular IRA contributions
                               (series 100 and 200)               tributions either made by you       may not exceed $5,000.
                             o $50 (initial and/or additional)    or paid to us by an employer      o No regular IRA contributions
                               (series 300 and 400)               who establishes a payroll           in the year you turn age
                                                                  deduction program.                  70-1/2 and thereafter.
                                                                o Additional catch-up               o Rollover and direct transfer
                                                                  contributions.                      contributions after age
                                                                o Eligible rollover distributions     70-1/2 must be net of
                                                                  from 403(b) plans, qualified        required minimum
                                                                  plans and governmental              distributions.
                                                                  employer EDC plans.               o Additional catch-up contribu-
                                                                o Rollovers from another tradi-       tions of up to $1,000 per
                                                                  tional individual retirement        calendar year where the owner
                                                                  arrangement.                        is at least age 50 but under
                                                                o Direct custodian-to-custodian       age 70-1/2 at any time during
                                                                  transfers from other traditional    the calendar year for which
                                                                  individual retirement arrange-      the contribution is made.
                                                                  ments.
-----------------------------------------------------------------------------------------------------------------------------------

Roth IRA and      0-83       o $20 (initial and/or additional)  o Regular Roth IRA contribu-        o Regular Roth IRA contribu-
Roth Advantage                 (series 100 and 200)               tions either made by you or         tions may not exceed $5,000.
                             o $50 (initial and/or additional)    paid to us by an employer who     o Contributions are subject to
                               (series 300, 400 and 500)          establishes a payroll deduction     income limits and other tax
                                                                  program.                            rules. See "Contributions to
                                                                o Additional catch-up                 Roth IRAs" in "Tax informa-
                                                                  contributions.                      tion" later in this
                                                                o Rollovers from another Roth         prospectus.
                                                                  IRA.                              o Additional catch-up contribu-
                                                                o Rollovers from a "designated        tions of up to $1,000 per
                                                                  Roth contribution account"          calendar year if the owner
                                                                  under a 401(k) plan or 403(b)       is at least age 50 at any
                                                                  plan.                               time during the calendar year
                                                                o Conversion rollovers from a         for which the contribution
                                                                  traditional IRA or other eligible   is made.
                                                                  retirement plan.
                                                                o Direct transfers from another
                                                                  Roth IRA.
-----------------------------------------------------------------------------------------------------------------------------------
QP IRA            0-83       o $1,000 additional (series 100    o Rollovers from a qualified        o Rollover contributions after
                               and 200)                           plan.                               age 70-1/2 must be net of
                             o $2,500 additional (series 300    o Rollovers from a TSA.               required minimum
                               and 400)                         o The EQUI-VEST(R) QP IRA con-        distributions.
                                                                  tract is intended to be a         o "Regular" after-tax contribu-
                                                                  conduit IRA to be used prima-       tions are not permitted.
                                                                  rily for rollover contributions
                                                                  from a qualified plan or TSA,
                                                                  although we accept regular
                                                                  IRA contributions (limits
                                                                  described above under "tradi-
                                                                  tional IRA").
-----------------------------------------------------------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

18 Contract features and benefits
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OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. Under any type of IRA contract, the owner and annuitant must be the same person.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to "AXA Equitable." We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers. Subject to the terms of your contract, we may exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options.
--------------------------------------------------------------------------------

                                              Contract features and benefits  19
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PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the objective and investment manager or sub-adviser(s), if applicable, for each portfolio.


-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS   OBJECTIVE                                  APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Class B       Seeks long-term capital appreciation.      o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Class B       Seeks a high level of current income.      o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Class B       Seeks current income and growth of capi-   o AXA Equitable
 ALLOCATION                                 tal, with a greater emphasis on current
                                            income.
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Class A       Seeks long-term capital appreciation and   o AXA Equitable
                                            current income.
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Class B       Seeks long-term capital appreciation and   o AXA Equitable
 ALLOCATION                                 current income, with a greater emphasis
                                            on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Class A       Seeks long-term growth of capital.         o AllianceBernstein L.P.
 EQUITY                                                                                o AXA Equitable
                                                                                       o ClearBridge Advisors, LLC
                                                                                       o Legg Mason Capital Management, Inc.
                                                                                       o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        Class B       Seeks a balance of high current income     o BlackRock Financial Management, Inc.
                                            and capital appreciation, consistent with  o Pacific Investment Management Company
                                            a prudent level of risk.                     LLC
                                                                                       o SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Class B       Seeks long-term growth of capital.         o AllianceBernstein L.P.
 EQUITY                                                                                o AXA Equitable
                                                                                       o BlackRock Investment Management, LLC
                                                                                       o JPMorgan Investment Management Inc.
                                                                                       o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------


20 Contract features and benefits
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
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS   OBJECTIVE                                  APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE   Class B       Seeks long-term growth of capital.         o AllianceBernstein L.P.
 EQUITY                                                                                o AXA Equitable
                                                                                       o Janus Capital Management LLC
                                                                                       o Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Class B       Seeks long-term growth of capital.         o Goodman & Co. NY Ltd.
 GROWTH***                                                                             o SSgA Funds Management, Inc.
                                                                                       o T. Rowe Price Associates, Inc.
                                                                                       o Westfield Capital Management Company,
                                                                                         L.P.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Class B       Seeks long-term growth of capital.         o AllianceBernstein L.P.
 VALUE                                                                                 o AXA Equitable
                                                                                       o Institutional Capital LLC
                                                                                       o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP          Class B       Seeks long-term growth of capital.         o AllianceBernstein L.P.
 GROWTH                                                                                o AXA Equitable
                                                                                       o BlackRock Investment Management, LLC
                                                                                       o Franklin Advisers, Inc.
                                                                                       o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE    Class B       Seeks long-term growth of capital.         o AXA Equitable
                                                                                       o AXA Rosenberg Investment Management
                                                                                         LLC
                                                                                       o BlackRock Investment Management, LLC
                                                                                       o Tradewinds Global Investors, LLC
                                                                                       o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR     Class A       Seeks high total return through a combi-   o Pacific Investment Management Company
 BOND                                       nation of current income and capital         LLC
                                            appreciation.                              o Post Advisory Group, LLC
                                                                                       o SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Class B       Seeks long-term growth of capital.         o AXA Equitable
 GROWTH                                                                                o BlackRock Investment Management, LLC
                                                                                       o Eagle Asset Management, Inc.
                                                                                       o Wells Capital Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Class B       Seeks long-term growth of capital.         o AXA Equitable
 VALUE                                                                                 o BlackRock Investment Management, LLC
                                                                                       o Franklin Advisory Services, LLC
                                                                                       o Pacific Global Investment Management
                                                                                         Company
-----------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21
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
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS   OBJECTIVE                                   APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY       Class B       Seeks long-term growth of capital.           o AXA Equitable
                                                                                         o RCM Capital Management LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION        Class B       Seeks the highest total return over time     o AXA Equitable
                                            consistent with its asset mix. Total return
                                            includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION        Class B       Seeks the highest total return over time     o AXA Equitable
                                            consistent with its asset mix. Total return
                                            includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION        Class B       Seeks the highest total return over time     o AXA Equitable
                                            consistent with its asset mix. Total return
                                            includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION        Class B       Seeks the highest total return over time     o AXA Equitable
                                            consistent with its asset mix. Total return
                                            includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Share Class   Objective                                   applicable)
-----------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION           Class IB     Seeks long-term capital appreciation and     o AXA Equitable
                                            current income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN           Class IA     Seeks to achieve long-term growth of         o AllianceBernstein L.P.
 INTERNATIONAL                              capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Class IA     Seeks to achieve long-term growth of         o AllianceBernstein L.P.
 CAP GROWTH                                 capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP      Class IB     Seeks to achieve long-term total return.     o AXA Equitable
 VALUE CORE                                                                              o BlackRock Investment Management, LLC
                                                                                         o Franklin Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Class IB     Seeks to achieve capital appreciation and    o BlackRock Investment Management, LLC
 EQUITY                                     secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Class IB     Seeks to provide current income and          o BlackRock International Limited
 VALUE                                      long-term growth of income, accompa-
                                            nied by growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Class IB     Seeks a combination of growth and            o Boston Advisors, LLC
 INCOME                                     income to achieve an above-average and
                                            consistent total return.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Class IB     Seeks to achieve long-term capital appre-    o Bridgeway Capital Management, Inc.
 RESPONSIBLE                                ciation.                                     o Calvert Asset Management Company, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Class IB     Seeks to achieve long-term growth of         o Capital Guardian Trust Company
                                            capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   Class IB     Seeks to achieve long-term growth of         o Capital Guardian Trust Company
                                            capital.
-----------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits
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
-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS   OBJECTIVE                                  APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX           Class IA    Seeks to achieve a total return before       o AllianceBernstein L.P.
                                            expenses that approximates the total
                                            return performance of the Russell 3000
                                            Index, including reinvestment of divi-
                                            dends, at a risk level consistent with that
                                            of the Russell 3000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX              Class IB    Seeks to achieve a total return before       o SSgA Funds Management, Inc.
                                            expenses that approximates the total
                                            return performance of the Barclays Capi-
                                            tal U.S. Aggregate Bond Index, including
                                            reinvestment of dividends, at a risk level
                                            consistent with that of the Barclays Capi-
                                            tal U.S. Aggregate Bond Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE       Class IB    Seeks to achieve long-term growth of         o Davis Selected Advisors, L.P.
                                            capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX             Class IA    Seeks to achieve a total return before       o AllianceBernstein L.P.
                                            expenses that approximates the total
                                            return performance of the S&P 500 Index,
                                            including reinvestment of dividends, at a
                                            risk level consistent with that of the S&P
                                            500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS           Class IB    Seeks to achieve long-term growth of         o AXA Equitable
                                            capital.                                     o BlackRock Capital Management, Inc.
                                                                                         o BlackRock Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED       Class IB    Seeks to maximize income while main-         o AXA Equitable
                                            taining prospects for capital appreciation.  o BlackRock Investment Management, LLC
                                                                                         o Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON           Class IB    Primarily seeks capital appreciation and     o AXA Equitable
 ALLOCATION                                 secondarily seeks income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUI-     Class IB    Seeks to achieve capital appreciation.       o GAMCO Asset Management, Inc.
 SITIONS
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY          Class IB    Seeks to maximize capital appreciation.      o GAMCO Asset Management, Inc.
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS             Class IB    Seeks to achieve capital growth and cur-     o AXA Equitable
                                            rent income.                                 o BlackRock Investment Management, LLC
                                                                                         o First International Advisors, LLC
                                                                                         o Wells Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY   Class IB    Seeks to achieve long-term capital appre-    o AXA Equitable
                                            ciation.                                     o BlackRock Investment Management, LLC
                                                                                         o Morgan Stanley Investment Management
                                                                                           Inc.
-----------------------------------------------------------------------------------------------------------------------------------


                                             Contract features and benefits   23
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
-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS   OBJECTIVE                                  APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Class IA      Seeks to achieve a total return before       o SSgA Funds Management, Inc.
 BOND INDEX                                 expenses that approximates the total
                                            return performance of the Barclays Capi-
                                            tal Intermediate U.S. Government Bond
                                            Index, including reinvestment of divi-
                                            dends, at a risk level consistent with that
                                            of the Barclays Capital Intermediate U.S.
                                            Government Bond Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Class IB      Seeks to achieve long-term growth of         o AXA Equitable
                                            capital.                                     o BlackRock Investment Management, LLC
                                                                                         o Hirayama Investments, LLC
                                                                                         o Wentworth Hauser and Violich, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Class IB      Seeks to achieve capital appreciation.       o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Class IB      Seeks to achieve long-term capital appre-    o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES                              ciation.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS        Class IB      Seeks to achieve long-term growth of         o AXA Equitable
                                            capital with a secondary objective to seek   o BlackRock Investment Management, LLC
                                            reasonable current income. For purposes      o Institutional Capital LLC
                                            of this Portfolio, the words "reasonable
                                            current income" mean moderate income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX     Class IB      Seeks to achieve a total return before       o AllianceBernstein L.P.
                                            expenses that approximates the total
                                            return performance of the Russell 1000
                                            Growth Index, including reinvestment of
                                            dividends at a risk level consistent with
                                            that of the Russell 1000 Growth Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS      Class IB      Seeks to provide long-term capital           o AXA Equitable
                                            growth.                                      o BlackRock Investment Management, LLC
                                                                                         o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX      Class IB      Seeks to achieve a total return before       o SSgA Funds Management, Inc.
                                            expenses that approximates the total
                                            return performance of the Russell 1000
                                            Value Index, including reinvestment of
                                            dividends, at a risk level consistent with
                                            that of the Russell 1000 Value Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS       Class IA      Seeks to achieve long-term growth of         o AllianceBernstein L.P.
                                            capital.                                     o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Class IB      Seeks to achieve capital appreciation and    o Lord, Abbett & Co. LLC
 INCOME                                     growth of income without excessive fluc-
                                            tuation in market value.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE Class IB      Seeks to achieve capital appreciation and    o Lord, Abbett & Co. LLC
                                            growth of income with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------


24 Contract features and benefits

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
-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS   OBJECTIVE                                  APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX               Class IB     Seeks to achieve a total return before      o SSgA Funds Management, Inc.
                                            expenses that approximates the total
                                            return performance of the S&P Mid Cap
                                            400 Index, including reinvestment of
                                            dividends, at a risk level consistent with
                                            that of the S&P Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Class IB     Seeks to achieve long-term capital appre-   o AXA Equitable
                                            ciation.                                    o BlackRock Investment Management, LLC
                                                                                        o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Class IA     Seeks to obtain a high level of current     o The Dreyfus Corporation
                                            income, preserve its assets and maintain
                                            liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Class IB     Seeks to achieve capital appreciation.      o Montag & Caldwell, Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP      Class IB     Seeks to achieve capital growth.            o Morgan Stanley Investment Management
 GROWTH**                                                                                 Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY     Class IB     Seeks to achieve capital appreciation,      o AXA Equitable
                                            which may occasionally be short-term,       o BlackRock Investment Management, LLC
                                            and secondarily, income.                    o Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Class IB     Seeks to achieve capital appreciation.      o OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND      Class IB     Seeks to generate a return in excess of     o Pacific Investment Management Company,
                                            traditional money market products while       LLC
                                            maintaining an emphasis on preservation
                                            of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS           Class IA     Seeks to achieve high current income        o AllianceBernstein L.P.
                                            consistent with moderate risk to capital.   o AXA Equitable
                                                                                        o SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Class IB     Seeks to replicate as closely as possible   o AllianceBernstein L.P.
                                            (before the deduction of Portfolio
                                            expenses) the total return of the Russell
                                            2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK  Class IB     Seeks to achieve long-term capital appre-   o T. Rowe Price Associates, Inc.
                                            ciation and
                                            secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY     Class IB     Seeks to achieve long-term capital          o AXA Equitable
                                            growth.                                     o BlackRock Investment Management, LLC
                                                                                        o Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Class IB     Seeks to achieve total return through       o UBS Global Asset Management
                                            capital appreciation with income as a         (Americas) Inc.
                                            secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         Class IB     Seeks to achieve capital growth and         o Morgan Stanley Investment Management
                                            income.                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------------


                                             Contract features and benefits   25
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
-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS   OBJECTIVE                                  APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE      Class IB      Seeks to achieve long-term capital         o Wells Capital Management, Inc.
 OMEGA GROWTH*                              growth.
-----------------------------------------------------------------------------------------------------------------------------------



* This is the Portfolio's new name, effective on or about May 1, 2010, subject to regulatory approval. The Portfolio's former name was EQ/Evergreen Omega.

** This is the Portfolio's new name effective, on or about May 1, 2010, subject to regulatory approval. The Portfolio's former name was EQ/Van Kampen Mid Cap Growth.

*** Effective on or about September 13, 2010, subject to regulatory approval, interests in the Multimanager Aggressive Equity Portfolio (the "surviving option") will replace interests in the Multimanager Large Cap Growth Portfolio (the "replaced option"). We will move assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. Also, we will automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation to the surviving option. You may transfer your account value among the investment options, as usual. Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in this Prospectus.


You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 628-6673.

26 Contract features and benefits
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GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending upon certain factors including the type and series of your contract and when the allocation is made. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,
(2) the annual minimum guaranteed interest rate for the calendar year, and
(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


The annual minimum guaranteed interest rate for 2010 ranges from 1.25% to 3.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for series 100 NQ contracts in certain states). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." Your financial professional can provide you with the approval status of the fixed maturity options in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------
The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten (seven in Oregon). Not all fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o    the rate to maturity is 3%; or

o    the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)  withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 16, 2010, the next available maturity date was June 15, 2017 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)  the length of time remaining until the maturity date.
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In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III at the end of this prospectus provides an example of how the market value adjustment is calculated.

SELECTING YOUR INVESTMENT METHOD

You must choose one of the following methods for selecting your investment options:

o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time, there will be no restrictions on the amount you can transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time, you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into the variable investment options in group "B" (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
                                       A
--------------------------------------------------------------------------------
o Guaranteed Interest Option
--------------------------------------------------------------------------------
 DOMESTIC STOCKS
--------------------------------------------------------------------------------
o AXA Aggressive Allocation             o EQ/Mid Cap Index
o AXA Moderate-Plus Allocation          o EQ/Mid Cap Value PLUS
o EQ/AllianceBernstein Small Cap        o EQ/Montag & Caldwell Growth
  Growth                                o EQ/Morgan Stanley Mid Cap Growth
o EQ/AXA Franklin Small Cap Value Core  o EQ/Mutual Large Cap Equity
o EQ/BlackRock Basic Value Equity       o EQ/Small Company Index
o EQ/Boston Advisors Equity Income      o EQ/T. Rowe Price Growth Stock
o EQ/Calvert Socially Responsible       o EQ/Templeton Global Equity
o EQ/Capital Guardian Growth            o EQ/UBS Growth and Income
o EQ/Capital Guardian Research          o EQ/Van Kampen Comstock
o EQ/Common Stock Index                 o EQ/Wells Fargo Advantage Omega
o EQ/Davis New York Venture               Growth
o EQ/Equity 500 Index                   o Multimanager Aggressive Equity
o EQ/Equity Growth PLUS                 o Multimanager Large Cap Core Equity
o EQ/Franklin Templeton Allocation      o Multimanager Large Cap Growth
o EQ/GAMCO Mergers and Acquisitions     o Multimanager Large Cap Value
o EQ/GAMCO Small Company Value          o Multimanager Mid Cap Growth
o EQ/JPMorgan Value Opportunities       o Multimanager Mid Cap Value
o EQ/Large Cap Core PLUS                o Multimanager Small Cap Growth
o EQ/Large Cap Growth Index             o Multimanager Small Cap Value
o EQ/Large Cap Growth PLUS              o Multimanager Technology
o EQ/Large Cap Value Index              o Target 2015 Allocation
o EQ/Large Cap Value PLUS               o Target 2025 Allocation
o EQ/Lord Abbett Growth and Income      o Target 2035 Allocation
o EQ/Lord Abbett Large Cap Core         o Target 2045 Allocation
--------------------------------------------------------------------------------
  INTERNATIONAL STOCKS
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International    o EQ/International Growth
o EQ/BlackRock International Value      o EQ/Oppenheimer Global
o EQ/Global Multi-Sector Equity         o Multimanager International Equity
o EQ/International Core PLUS
--------------------------------------------------------------------------------
 BALANCED/HYBRID
--------------------------------------------------------------------------------
o All Asset Allocation                  o AXA Moderate Allocation
--------------------------------------------------------------------------------
                                       B
--------------------------------------------------------------------------------
 FIXED INCOME
--------------------------------------------------------------------------------
o AXA Conservative Allocation           o EQ/Money Market
o AXA Conservative-Plus Allocation      o EQ/PIMCO Ultra Short Bond
o EQ/Core Bond Index                    o EQ/Quality Bond PLUS
o EQ/Franklin Core Balanced             o Multimanager Core Bond
o EQ/Global Bond PLUS                   o Multimanager Multi-Sector Bond
o EQ/Intermediate Government
  Bond Index
--------------------------------------------------------------------------------



The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "maximum investment option choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.


If you select the "maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

28  Contract features and benefits
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You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become part of your account value. We discuss account value in "Determining your contract's value," later in this prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.
For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution, plus any interest credited. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

Also, if you fully or partially convert an existing traditional IRA contract to a Roth IRA or Roth Advantage, you may cancel your Roth IRA or Roth Advantage contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA
Re-Characterization Form."

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value," later in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus for possible consequences of cancelling your contract.

                                              Contract features and benefits  29
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2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)  increased to reflect additional contributions;

(ii) decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

30  Determining your contract's value
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3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. As of February 16, 2010, not all maturities were available. You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

o If you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this Prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this Prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

See Appendix I for transfer restrictions under Original Contracts.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)  the contract number,

(2)  the dollar amounts to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies,

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which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

See Appendix I for restrictions under Original Contracts.

The fixed-dollar option and interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier option will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

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o    Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a) in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value," above, in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office.

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4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

--------------------------------------------------------------------------------
                              Method of Withdrawal
--------------------------------------------------------------------------------
                                                     Minimum
 Contract              Partial      Systematic    distribution
--------------------------------------------------------------------------------
NQ                       Yes            Yes             No
--------------------------------------------------------------------------------
traditional IRA          Yes            Yes            Yes
--------------------------------------------------------------------------------
QP IRA                   Yes            Yes            Yes
--------------------------------------------------------------------------------
Roth Advantage           Yes            Yes             No
--------------------------------------------------------------------------------
Roth IRA                 Yes            Yes             No
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. (See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.)

SYSTEMATIC WITHDRAWALS
(All contracts)


If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.


You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2) Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3) You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.


If you are invested in fixed maturity options, you may not elect option (1) or
(2).


You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(Traditional IRA and QP IRA contracts -- See "Tax information" later in this prospectus)


We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70-1/2 or in any later year. To elect this option, you must have account value in the variable investment options and the

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guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

--------------------------------------------------------------------------------
We will send to traditional IRA and QP IRA owners a form outlining the minimum distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from a traditional IRA or QP IRA contract, you may use our automatic deposit service.

Under this service, we will automatically deposit the Required Minimum Distribution payment from your traditional IRA or QP IRA contract directly into an EQUI-VEST(R) NQ or Roth IRA or an EQUI-VEST(R) Express(SM) (if available in your state) NQ or Roth IRA contract, according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information -- Roth IRAs" later in this prospectus.

DEPOSIT OPTION FOR NQ CONTRACTS ONLY

You can elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

Proceeds from your NQ contract can be deposited with us for a period you select (including one for as long as the annuitant lives). We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds can be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. Your financial professional can provide more information about this option, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as EQUI-VEST(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-

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VEST(R) contract and all its benefits will terminate and you will receive a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may offer other payout options not outlined here. Your financial professional can provide details.


You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.



ANNUITY PAYOUT OPTIONS

--------------------------------------------------------------------------------
Fixed annuity payout options          o Life annuity
                                      o Life annuity with period
                                        certain
                                      o Life annuity with refund
                                        certain
                                      o Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity payout     o Life annuity (not available in
   options (described in a separate     NY)
   prospectus for this option)        o Life annuity with period
                                        certain
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, to the survivor for life. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

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You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your EQUI-VEST(R) contract's maturity date. Your EQUI-VEST(R) contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the EQUI-VEST(R) contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2)  the type of annuity chosen, and whether it is fixed or variable;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)  in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person's lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix IV later in this prospectus for state variations.


EQUI-VEST(R) AT RETIREMENT(SM) AND AT RETIREMENT(SM)


If you have a traditional IRA, Roth IRA, QP IRA, or NQ contract, you may be eligible to convert your EQUI-VEST(R) contract to a new EQUI-VEST(R) At Retirement(SM) contract (or a new At Retirement(SM) contract, in New York). EQUI-VEST(R) At Retirement(SM) is a deferred variable annuity contract that offers living benefits (Guaranteed withdrawal benefit for life or Guaranteed minimum income benefit) and enhanced death benefits. At Retirement(SM) is a deferred variable annuity contract that offers a Guaranteed withdrawal benefit for life. Neither the EQUI-VEST(R) At Retirement(SM) contract nor the At Retirement(SM) contract has any withdrawal charges.


At the time of conversion, you must meet the following conditions in order to qualify for this conversion offer. You must be between the ages of 55 and 85, your contract must have an account value of at least $50,000, you must purchase at least one of the living or enhanced death benefits, there can be no withdrawal charges applicable under your existing EQUI-VEST(R) contract, and no rollover/direct transfer contributions can have been made to the existing contract in the two contract years prior to the date you apply for the new contract. The written application for the new EQUI-VEST(R) At Retirement(SM) or At Retirement(SM) contract must be received by our Processing Office no later than the close of business on December 31, 2016 or such later date as we state in writing to you. The EQUI-VEST(R) At Retirement(SM) contract or At Retirement(SM) contract and its benefits, including the charges for such benefits are described in a separate prospectus.


                                                        Accessing your money  37
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5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year an annual administrative charge, if applicable

o    Charge for third-party transfer or exchange (series 300, 400 and 500 only)

o At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge, if applicable

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. For series 300, 400 and 500, we may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

For each series the daily charge is a percentage of net assets that is equivalent to an annual rate of:

o 1.10% current and maximum in each variable investment option under series 300 contracts

o 1.10% current and 1.75% maximum in each variable investment option under series 400 contracts

o 1.20% current and 1.75% maximum in each variable investment option under series 500 contracts

o 0.56% current and 0.65% maximum under series 100 contracts, and 1.15% current and 1.24% maximum under series 200 contracts in the EQ/Common Stock Index and EQ/Money Market options

o 0.50% current and maximum under series 100 contracts, and 1.09% current and maximum under series 200 contracts for all other variable investment options

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts.

The daily charge is equivalent to a maximum annual rate of:

(i) under series 300, 400 and 500 contracts, 0.25% of the net assets in each variable investment option. For all variable investment options under series 300 and 400 other than the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options;

(ii) under series 100 contracts, 0.84% of the net assets in each variable investment option. 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts;

(iii) under series 200 contracts, the charge for expenses and financial accounting is 0.25% of the net asset value in each variable investment option.

MAXIMUM TOTAL CHARGES

Under series 500 contracts, the total annual rate for the above charges is 1.45%. We may increase or decrease this total annual rate, but we

38  Charges and expenses
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may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

Total Separate Account A annual expenses of the variable investment options (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of (i) 1.35% for series 300; (ii) 1.49% for series 100 and 200 for the EQ/Common Stock Index and EQ/Money Market options; (iii) 1.34% for all the other options not listed in (ii) for series 100 and 200; and (iv) 2.00% for series 400.

Under series 100 and 200 contracts for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Under series 300, 400 and 500, during the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We waive the charge if your account value is at least $25,000 for an NQ contract or $20,000 for an IRA contract. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200, the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year. We waive this charge if your account value is at least $10,000.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

Under series 300 (except in FL), 400 and 500 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

We may reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options," below.

FOR SERIES 100 AND 200 NQ CONTRACTS, ALL SERIES 300, 400, AND 500
CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years measured from the date of the withdrawal.

In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

o the account value after any withdrawal charge has been imposed (cash value), or

o the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. Under series 100 and 200 NQ contracts, if the annuitant is age 59 or older when the contract is issued, this percentage will be 95% in the fifth contract year and 96% in the sixth contract year. There is a reduction in the withdrawal charge for older annuitants in the fifth and sixth contract years.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contribu-

                                                        Charges and expenses  39
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tions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this prospectus.

FOR SERIES 100 AND 200 TRADITIONAL IRA, QP IRA AND ROTH IRA

The withdrawal charge equals a percentage of the amount withdrawn. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

--------------------------------------------------------------------------------
              Contract Year(s)                   Charge
--------------------------------------------------------------------------------
                1 through 5                       6%*
                6 through 8                       5
                     9                            4
                    10                            3
                    11                            2
                    12                            1
               13 and later                       0
--------------------------------------------------------------------------------


* This percentage may be reduced at older ages for certain contracts. Your financial professional can provide further details about the contract series you own.


The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.
                      ----------------------------------
We reserve the right to reduce or waive the withdrawal charge including transfers to a traditional IRA, QP IRA and Roth IRA from another EQUI-VEST(R) contract. Any such charge will not be unfairly discriminatory. The withdrawal charge may be reduced in order to comply with any state law requirement.

WHEN WITHDRAWAL CHARGES DO NOT APPLY

o 10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year. For series 100 and 200 traditional IRA and Roth IRA contracts, the 10% free withdrawal amount described above will be available after the third contract year or you attain age 59-1/2. (Currently we are waiving this restriction.)

For existing contract owners, if you have QP IRA contract number 11933I (series
100), the 10% free withdrawal amount described above was available after the third contract year. If you have QP IRA contract number 92QPI (series 200), the free withdrawal amount was available in the first contract year.

FOR SERIES 100 AND 200 CONTRACTS

(i)  For NQ contracts, the withdrawal charge does not apply if:

o the annuitant dies and a death benefit is payable to the beneficiary; or

o we receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

(ii) For a traditional IRA, QP IRA and Roth IRA the withdrawal charge does not apply:

o after five contract years and the annuitant is at least age 59-1/2; or

o if you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o the annuitant dies and the death benefit is made available to the beneficiary; or

o after five contract years and the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59-1/2 and allows no prepayment; or

o after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years and allows no prepayment; or

o if the amount withdrawn is applied to the election of a life contingent annuity payout option.

FOR SERIES 300, 400 AND 500 CONTRACTS

(i)  DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

(a)  the annuitant dies and a death benefit is payable to the beneficiary; or

(b) we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

(ii) DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(a) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(b) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(c) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
     Guam) and meets all of the following:

     --its main function is to provide skilled, intermediate, or custodial nursing care;

     --it provides continuous room and board to three or more persons;

     --it is supervised by a registered nurse or licensed practical nurse;

     --it keeps daily medical records of each patient;

     --it controls and records all medications dispensed; and

     --its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the

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withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

(iii) For traditional IRA, QP IRA and Roth IRA contracts the withdrawal charge also does not apply:

o after six contract years if the annuitant is at least age 59-1/2; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

(iv) Under series 500 (Roth Advantage) contracts the withdrawal charge also does not apply:

o after five contract years if the annuitant is at least age 59-1/2; or

o if you withdraw an amount which is less than or equal to 25% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year, and you use the withdrawal to pay specified higher education expenses as defined in the federal income tax rules. We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

o after five contract years if the withdrawal is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit). We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under federal income tax rules within one month of the date on which you made the contribution.

CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS (FOR SERIES 300-500)

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

--------------------------------------------------------------------------------
   Declining scale                           Alternative scale
--------------------------------------------------------------------------------
  Year of investment                Year of transfer within fixed
  in fixed maturity                             maturity
       option*                                   option*
--------------------------------------------------------------------------------
  Within year 1   6%                    Within year 1        5%
--------------------------------------------------------------------------------
        2         6%                          2              4%
--------------------------------------------------------------------------------
        3         5%                          3              3%
--------------------------------------------------------------------------------
        4         4%                          4              2%
--------------------------------------------------------------------------------
        5         3%                          5              1%
--------------------------------------------------------------------------------
        6         2%                     After year 5        0%
--------------------------------------------------------------------------------
   After year 6   0%               Not to exceed 1% times
                                   the number of years
                                   remaining in the fixed
                                   maturity option, rounded
                                   to the higher number of
                                   years. In other words, if
                                   4.3 years remain, it would
                                   be a 5% charge.
--------------------------------------------------------------------------------
* Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a NQ or traditional IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

o If you were to withdraw the total amount of the contribution within the first six years after it was made, the withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

o The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

o The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

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CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o    Management fees.

o    12b-1 fees of 0.25% (for Class IB/B shares only).

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA, QP IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

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6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT


You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


DEATH BENEFIT

The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals, withdrawal charges, and taxes that apply.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon contract series, contract date and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be a successor owner/ annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT: TRADITIONAL IRA, QP IRA, NQ AND ROTH IRA CONTRACTS (MAY NOT BE AVAILABLE IN ALL STATES FOR SOME SERIES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 IRA contracts, withdrawal charges will no longer apply and additional contributions may no longer be made. The minimum death benefit will continue to apply.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions after the original owner's death, the owner changes for purposes of receiving federal tax law required distributions from your contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor at any time by sending satisfactory notice to our processing office.

Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death.

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death.

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. The account value must be distributed no later than 5 years after the spouse's death.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the

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beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", an interest-bearing account with check-writing privileges. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a check for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a check is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC or any other government agency. We will receive any investment earnings during the period such amounts remain in the general account.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA, QP IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS


Upon your death under a traditional IRA, QP IRA, Roth IRA, or Roth Advantage contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. The beneficiary continuation option may not be available in all states for some series.

This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater then such account value.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA and Roth Advantage contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

o The contract continues with your name on it for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o  The minimum death benefit provision will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of the beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR SERIES 400 NQ CONTRACTS ONLY

This feature (also known as inherited annuity), may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later

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than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o  The minimum death benefit will no longer be in effect.


o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.


o  Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o  No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o  The account value will not be reset to the death benefit amount.

o The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" earlier in this prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.

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7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, QP IRA, Roth IRA or Roth Advantage. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the EQUI-VEST(R) guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract.


SPECIAL RULE FOR CONVERSIONS TO ROTH IRA IN 2010

Pre-2010 limitations on conversion rollovers to Roth IRAs of pre-tax amounts distributed from qualified plans, 403(b) plans and governmental employer 457(b) plans (as well as traditional IRA to Roth IRA conversions) based on income levels and filing status are removed beginning in 2010. For conversion rollovers or traditional IRA conversions in 2010 only, the resulting federal income tax can be paid in two installments in 2011 and 2012.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

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ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

In order to get annuity payment tax treatment described here, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the EQUI-VEST(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the EQUI-VEST(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-free basis. Special forms, agreements between carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH


For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and a beneficiary (or joint life expectancies) using an IRS-approved distribution method.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify

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your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o "traditional IRAs," typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o  Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).


AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST(R) contract in both traditional IRA and Roth IRA versions.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in a variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have received an opinion letter from the IRS approving the respective forms of the series 400 EQUI-VEST(R) traditional and Roth IRA contracts for use as traditional and Roth IRA, respectively. We may no longer rely on the opinion letter for the Roth IRA. We have not submitted to the IRS requests for opinion letters to approve any other forms of series 100 - 500 EQUI-VEST(R) traditional IRA and Roth IRA for use as a traditional or Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) traditional and Roth IRA contracts.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel any version of the EQUI-VEST(R) IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this prospectus. You can cancel an EQUI-VEST(R) Roth IRA contract issued as a result of a full or partial conversion of an EQUI-VEST(R) traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)


CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

o  "regular" contributions out of earned income or compensation; or

o  tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70-1/2 or any taxable year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.


SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensa-


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tion to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is being made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make FULLY DEDUCTIBLE contributions to your traditional IRAs for the taxable year up to the maximum amount discussed above under "Limits on contributions." That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make FULLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI FALLS WITHIN A PHASE-OUT RANGE, you can make PARTIALLY DEDUCTIBLE contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you MAY NOT DEDUCT any of your regular contributions to your traditional IRAs.

Cost of living indexing adjustments apply to the income limits on deductible contributions.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2010, AGI between $56,000 and $66,000, after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2010, AGI between $89,000 and $109,000, after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000 (for 2010, AGI between $167,000 and $177,000, after adjustment).

To determine the deductible amount of the contribution for 2010, for example, you determine AGI and subtract $56,000 if you are single, or $89,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)    times    the maximum      equals     the adjusted
---------------------      x        regular          =        deductible
  divided by $10,000             contribution                 contribution
                                    amount                    limit
                                 for the year
                                discussed above

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made, you cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($55,500 after cost of living adjustments for 2010). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution including extensions. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA, or SARSEP IRA, as well as a traditional IRA or Roth IRA.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions. See

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"Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.


WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS


Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o  qualified plans;

o governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

o  403(b) plans; and

o  other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.


Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA with special rules and restrictions under certain circumstances.


There are two ways to do rollovers:

o  Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o  Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:


o  a "required minimum distribution" after age 70-1/2 or retirement; or


o one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

o  a hardship withdrawal; or

o  a corrective distribution that fits specified technical tax rules; or

o  a loan that is treated as a distribution; or

o  a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only

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once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o  regular contributions to a traditional IRA made after you reach age 70-1/2;
   or


o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publication 590 for further details.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.


TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:


o the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or


o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer EDC plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer EDC plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types its accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


The EQUI-VEST(R) QP IRA is used as a conduit IRA if amounts are not commingled.

REQUIRED MINIMUM DISTRIBUTIONS


BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but

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are not limited to, enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1-April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of

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the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The EQUI-VEST(R) Roth IRA and Roth Advantage contracts are designed to qualify as Roth individual retirement annuities under Sections 408A and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o  regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

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If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you can contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2010, $177,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2010, $120,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2010, between $167,000 and $177,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2010, between $105,000 and $120,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000, the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o  another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or


o from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spousal beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

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CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS


In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA--whether or not it is the traditional IRA you are converting--a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.


You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract, and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

                                                             Tax information  55
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Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o  Rollovers from a Roth IRA to another Roth IRA;

o  Direct transfers from a Roth IRA to another Roth IRA;

o  Qualified distributions from Roth IRA; and

o  Return of excess contributions or amounts recharacterized to a traditional
   IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o  you are age 59-1/2 or older; or

o  you die; or

o  you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2010 and the conversion contribution is made in 2011, the conversion contribution is treated as contributed prior to the other conversion contributions made in 2011.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH


Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally, the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.


Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.


You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

56  Tax information
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ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400. (The rate may be higher in your state.) We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 3.00% (4.00% for NQ in some states), is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored, unless the contract is a Roth IRA.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

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       Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)
                                    TABLE I
                         ACCOUNT VALUES AND CASH VALUES
(ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                     YEAR)

--------------------------------------------------------------------------------
        1.00% MINIMUM GUARANTEE                   1.00% MINIMUM GUARANTEE
--------------------------------------------------------------------------------
 CONTRACT    ACCOUNT         CASH        CONTRACT      ACCOUNT          CASH
 YEAR END     VALUE          VALUE       YEAR END       VALUE          VALUE
--------------------------------------------------------------------------------
      1    $    989.80    $    936.35       26      $ 29,196.26     $ 28,836.26
--------------------------------------------------------------------------------
      2    $  1,979.70    $  1,872.79       27      $ 30,498.22     $ 30,138.22
--------------------------------------------------------------------------------
      3    $  2,979.49    $  2,818.60       28      $ 31,813.20     $ 31,453.20
--------------------------------------------------------------------------------
      4    $  3,989.29    $  3,773.87       29      $ 33,141.33     $ 32,781.33
--------------------------------------------------------------------------------
      5    $  5,009.18    $  4,738.69       30      $ 34,482.75     $ 34,122.75
--------------------------------------------------------------------------------
      6    $  6,039.27    $  5,713.15       31      $ 35,837.57     $ 35,477.57
--------------------------------------------------------------------------------
      7    $  7,079.67    $  6,719.67       32      $ 37,205.95     $ 36,845.95
--------------------------------------------------------------------------------
      8    $  8,130.46    $  7,770.46       33      $ 38,588.01     $ 38,228.01
--------------------------------------------------------------------------------
      9    $  9,191.77    $  8,831.77       34      $ 39,983.89     $ 39,623.89
--------------------------------------------------------------------------------
     10    $ 10,263.69    $  9,903.69       35      $ 41,393.73     $ 41,033.73
--------------------------------------------------------------------------------
     11    $ 11,346.32    $ 10,986.32       36      $ 42,817.67     $ 42,457.67
--------------------------------------------------------------------------------
     12    $ 12,439.79    $ 12,079.79       37      $ 44,255.84     $ 43,895.84
--------------------------------------------------------------------------------
     13    $ 13,544.18    $ 13,184.18       38      $ 45,708.40     $ 45,348.40
--------------------------------------------------------------------------------
     14    $ 14,659.63    $ 14,299.63       39      $ 47,175.49     $ 46,815.49
--------------------------------------------------------------------------------
     15    $ 15,786.22    $ 15,426.22       40      $ 48,657.24     $ 48,297.24
--------------------------------------------------------------------------------
     16    $ 16,924.08    $ 16,564.08       41      $ 50,153.81     $ 49,793.81
--------------------------------------------------------------------------------
     17    $ 18,073.33    $ 17,713.33       42      $ 51,665.35     $ 51,305.35
--------------------------------------------------------------------------------
     18    $ 19,234.06    $ 18,874.06       43      $ 53,192.00     $ 52,832.00
--------------------------------------------------------------------------------
     19    $ 20,436.40    $ 20,076.40       44      $ 54,733.92     $ 54,373.92
--------------------------------------------------------------------------------
     20    $ 21,650.76    $ 21,290.76       45      $ 56,291.26     $ 55,931.26
--------------------------------------------------------------------------------
     21    $ 22,877.27    $ 22,517.27       46      $ 57,864.18     $ 57,504.18
--------------------------------------------------------------------------------
     22    $ 24,116.04    $ 23,756.04       47      $ 59,452.82     $ 59,092.82
--------------------------------------------------------------------------------
     23    $ 25,367.20    $ 25,007.20       48      $ 61,057.35     $ 60,697.35
--------------------------------------------------------------------------------
     24    $ 26,630.88    $ 26,270.88       49      $ 62,677.92     $ 62,317.92
--------------------------------------------------------------------------------
     25    $ 27,907.18    $ 27,547.18       50      $ 64,314.70     $ 63,954.70
--------------------------------------------------------------------------------

Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

--------------------------------------------------------------------------------
      1.00% Minimum Guarantee              1.00% MINIMUM GUARANTEE
--------------------------------------------------------------------------------
 CONTRACT     ACCOUNT       CASH      CONTRACT     ACCOUNT       CASH
 YEAR END      VALUE        VALUE     YEAR END      VALUE        VALUE
--------------------------------------------------------------------------------
      1    $ 989.80     $ 936.35        26      $ 434.76     $ 434.76
--------------------------------------------------------------------------------
      2    $ 979.70     $ 926.80        27      $ 409.11     $ 409.11
--------------------------------------------------------------------------------
      3    $ 959.50     $ 907.69        28      $ 383.20     $ 383.20
--------------------------------------------------------------------------------
      4    $ 939.10     $ 888.38        29      $ 357.03     $ 357.03
--------------------------------------------------------------------------------
      5    $ 918.49     $ 868.89        30      $ 330.60     $ 330.60
--------------------------------------------------------------------------------
      6    $ 897.67     $ 849.20        31      $ 303.91     $ 303.91
--------------------------------------------------------------------------------
      7    $ 876.65     $ 876.65        32      $ 276.95     $ 276.95
--------------------------------------------------------------------------------
      8    $ 855.42     $ 855.42        33      $ 249.72     $ 249.72
--------------------------------------------------------------------------------
      9    $ 833.97     $ 833.97        34      $ 222.21     $ 222.21
--------------------------------------------------------------------------------
     10    $ 812.31     $ 812.31        35      $ 194.44     $ 194.44
--------------------------------------------------------------------------------
     11    $ 790.43     $ 790.43        36      $ 166.38     $ 166.38
--------------------------------------------------------------------------------
     12    $ 768.34     $ 768.34        37      $ 138.04     $ 138.04
--------------------------------------------------------------------------------
     13    $ 746.02     $ 746.02        38      $ 109.42     $ 109.42
--------------------------------------------------------------------------------
     14    $ 723.48     $ 723.48        39      $  80.52     $  80.52
--------------------------------------------------------------------------------
     15    $ 700.71     $ 700.71        40      $  51.32     $  51.32
--------------------------------------------------------------------------------
     16    $ 677.72     $ 677.72        41      $  21.84     $  21.84
--------------------------------------------------------------------------------
     17    $ 654.50     $ 654.50        42      $   0.00     $   0.00
--------------------------------------------------------------------------------
     18    $ 631.04     $ 631.04        43      $   0.00     $   0.00
--------------------------------------------------------------------------------
     19    $ 607.35     $ 607.35        44      $   0.00     $   0.00
--------------------------------------------------------------------------------
     20    $ 583.43     $ 583.43        45      $   0.00     $   0.00
--------------------------------------------------------------------------------
     21    $ 559.26     $ 559.26        46      $   0.00     $   0.00
--------------------------------------------------------------------------------
     22    $ 534.85     $ 534.85        47      $   0.00     $   0.00
--------------------------------------------------------------------------------
     23    $ 510.20     $ 510.20        48      $   0.00     $   0.00
--------------------------------------------------------------------------------
     24    $ 485.31     $ 485.31        49      $   0.00     $   0.00
--------------------------------------------------------------------------------
     25    $ 460.16     $ 460.16        50      $   0.00     $   0.00
--------------------------------------------------------------------------------

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FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:


o We might have to withhold and/or report on amounts we pay under a free look or cancellation.


o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $24,960 in periodic annuity payments in 2010 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

                                                             Tax information  59
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8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A or Class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B shares and other aspects of its operations, appear in the prospectuses for each Trust, which generally accompany this prospectus or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.


The rates to maturity for new allocations as of February 16, 2010 and the related price per $100 of maturity value were as shown below:



----------------------------------------------------------------
    FIXED MATURITY
     OPTIONS WITH
      JUNE 15TH              RATE TO              PRICE
   MATURITY DATE OF       MATURITY AS OF       PER $100 OF
     MATURITY YEAR      FEBRUARY 16, 2010     MATURITY VALUE
----------------------------------------------------------------
        2010                  3.00%**             $99.04
        2011                  3.00%**             $96.16
        2012                  3.00%**             $93.35
        2013                  3.00%**             $90.63
        2014                  3.00%**             $87.99
        2015                  3.00%**             $85.43
        2016                  3.00%**             $82.93
        2017*                 3.10%               $79.95
        2018*                 3.30%               $76.30
---------------------------------------------------------------


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
----------------------------------------------------------------
    FIXED MATURITY
     OPTIONS WITH
      JUNE 15TH              RATE TO              PRICE
   MATURITY DATE OF       MATURITY AS OF       PER $100 OF
     MATURITY YEAR      FEBRUARY 16, 2010     MATURITY VALUE
----------------------------------------------------------------
        2019*                 3.60%               $71.89
---------------------------------------------------------------


*   Not available in Oregon

** Since these rates to maturity are 3%, no amounts could have been allocated to these options.

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance

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laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts which are held in a separate account are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, Roth IRA and Roth Advantage contracts on a monthly basis. For all forms of IRAs, your contributions are subject to the limits and conditions on contributions described in "Tax information" earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional or Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

      - on a non-business day:
      - after 4:00 p.m. Eastern Time on a business day; or
      - after an early close of regular trading on the NYSE on a business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

o Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

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ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o  the election of trustees;

o  the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of a traditional IRA, QP IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your traditional IRA and Roth IRA contract to another similar arrangement.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal

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business address is 1290 Avenue of the Americas, New York, NY 10104. The
Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 6.5% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 0.60% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, AXA Advisors may only recommend to you

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products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.

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9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2009 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.

66  Incorporation of certain documents by reference
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Appendix I: Original Contracts

--------------------------------------------------------------------------------

Original Contracts are EQUI-VEST(R) contracts under which the contract owner has not elected to add any additional variable investment options when they first became available.

SELECTING YOUR INVESTMENT METHOD. If you own an original contract, only the guaranteed interest option and the EQ/Money Market, AXA Moderate Allocation, EQ/Common Stock Index and Multimanager Aggressive Equity options are available. In most cases, you may request that we add additional variable investment options to your original contract. We reserve the right to deny your request.

TRANSFERRING YOUR ACCOUNT VALUE. If you own an original contract, including original contract owners who elect to amend their contract by selecting maximum transfer flexibility, the EQ/Money Market option is always available. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under your original contract.

                                              Appendix I: Original Contracts I-1
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Appendix II: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------------------------
                                                 2000        2001        2002         2003         2004        2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --     $ 109.15     $ 120.39    $ 128.35     $ 149.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --            8           50         122          364
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --     $ 102.15     $ 106.86    $ 108.01     $ 113.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --            6           36          59           91
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --     $ 104.14     $ 110.71    $ 112.78     $ 121.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --            5           44         112          222
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 51.10    $  49.61    $  42.91     $  50.77     $  55.12    $  57.47     $  63.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           20,413      19,822      23,382       21,629       20,412      19,656       18,359
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --     $ 107.96     $ 118.97    $ 125.20     $ 141.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           18          185         491        1,337
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $121.54    $  92.48    $  82.20     $ 109.83     $ 128.38    $ 146.39     $ 178.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1,028         945       5,013        4,603        4,372       4,333        4,232
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $168.29    $ 144.40    $  99.61     $ 138.85     $ 156.54    $ 172.65     $ 186.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1,895       1,988       1,955        1,959        1,885       1,791        1,655
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --           --          --     $ 108.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --           --          --            8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $165.28    $ 172.07    $ 141.48     $ 183.13     $ 199.77    $ 202.92     $ 242.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              634       1,044       1,282        1,316        1,355       1,330        1,272
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --    $  75.52     $  95.40     $ 114.50    $ 125.21     $ 155.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         928          946        1,010       1,260        1,505
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --     $ 106.97    $ 112.04     $ 128.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --           33         232          292
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $103.06    $  86.73    $  62.93     $  79.44     $  81.19    $  87.10     $  90.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               15          33          57           89          118         143          167
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --    $  53.85     $  65.86     $  68.57    $  71.11     $  75.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          19           39           47          67          101
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $111.59    $ 107.86    $  80.17     $ 104.00     $ 113.80    $ 119.08     $ 131.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               44          95       1,211        1,179        1,112       1,015          923
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $339.28    $ 299.82    $ 197.84     $ 292.96     $ 330.99    $ 341.80     $ 374.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           15,685      14,197      11,899       11,092       10,291       9,393        8,175
 -----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                              ------------------------------------------
                                                   2007          2008         2009
----------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                                          --            --     $ 104.46
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --            --           15
----------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                                    $ 156.38      $  93.81     $ 117.80
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                741         1,158        1,647
----------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                                    $ 118.31      $ 103.87     $ 112.55
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                231           309          378
----------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                                    $ 125.94      $ 100.11     $ 113.02
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                406           540          685
----------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                                    $  66.55      $  49.96     $  58.09
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)             17,845        17,357       17,262
----------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                                    $ 148.46      $  99.92     $ 120.23
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)              2,455         3,252        3,922
----------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------------------------------------------------------------
  Unit value                                    $ 197.62      $  96.32     $ 121.08
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)              4,096         3,827        3,659
----------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------
  Unit value                                    $ 214.81      $ 117.58     $ 157.78
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)              1,500         1,411        1,367
----------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------
  Unit value                                    $  97.55      $  64.09     $  81.08
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 50            93          113
----------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------
  Unit value                                    $ 241.63      $ 151.23     $ 194.39
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)              1,248         1,236        1,328
----------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
----------------------------------------------------------------------------------------
  Unit value                                    $ 168.78      $  94.92     $ 121.98
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)              1,600         1,585        1,655
----------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------
  Unit value                                    $ 131.14      $  87.59     $  96.39
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                333           358          386
----------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------
  Unit value                                    $ 100.04      $  54.07     $  69.81
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                196           213          240
----------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
----------------------------------------------------------------------------------------
  Unit value                                    $  78.41      $  46.10     $  60.69
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)                163           194          213
----------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------
  Unit value                                    $ 132.02      $  78.59     $ 101.93
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)              1,410         1,258        1,168
----------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------
  Unit value                                    $ 384.25      $ 213.98     $ 271.80
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)              6,992         6,150        5,705
----------------------------------------------------------------------------------------


II-1 Appendix II: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

SERIES 100 AND 200 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------------------------
                                                 2000       2001         2002        2003         2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --     $ 107.03    $ 109.16     $ 112.11      $ 113.06     $ 116.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          207         316          405           574          643
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --           --          --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --           --          --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 287.40    $ 249.66     $ 191.65    $ 242.29     $ 264.16      $ 272.79     $ 310.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            4,346       4,083        3,648       3,539        3,393         3,219        2,920
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --    $ 105.89     $  92.40    $ 119.55     $ 130.34      $ 142.37     $ 153.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          337         779          948         1,217        1,548
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $  92.84    $  76.01     $  56.98    $  77.69     $  82.05      $  84.15     $  87.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               18          33           55         125          206           204          185
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --           --          --           --            --     $ 104.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --           --          --           --            --           90
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --           --          --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --           --          --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --           --          --           --      $ 105.04     $ 116.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --           --          --           --            15           39
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --           --          --     $ 113.23      $ 116.54     $ 136.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --           --          --           37           251          362
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --           --          --           --      $  97.50     $  99.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --           --          --           --             4           46
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $  65.32    $  61.12     $  56.74    $  87.28     $ 106.51      $ 139.53     $ 188.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              926         850          895         949        1,084         1,420        1,693
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 134.60    $ 143.62     $ 154.25    $ 155.83     $ 157.11      $ 157.33     $ 160.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              309         587          915         788          674           613          532
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --     $  67.65    $  88.51     $  99.21      $ 114.65     $ 134.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --           61         175          316           437          534
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --           --          --           --      $ 115.00     $ 142.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --           --          --           --            13           67
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 131.45    $ 120.85     $  96.50    $ 120.74     $ 132.08      $ 135.43     $ 160.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              521         532          484         448          414           382          362
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 102.37    $  84.85     $  66.13    $  79.62     $  87.51      $  92.55     $ 103.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               68          87          118         161          140           132          116
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $  93.70    $  70.28     $  47.74    $  58.02     $  62.04      $  70.34     $  69.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            2,596       2,788        2,376       2,212        1,966         1,822        1,671
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 220.97    $ 143.76     $  93.15    $ 118.84     $ 132.05      $ 142.04     $ 151.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3,720       3,422        2,890       2,681        2,410         2,130        1,844
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --           --          --           --      $ 106.40     $ 112.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --           --          --           --            13          108
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                             ------------------------------------------
                                                  2007            2008         2009
---------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------
  Unit value                                     $ 118.07      $ 106.08     $ 107.47
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 748           667          798
---------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
---------------------------------------------------------------------------------------
  Unit value                                     $  96.94      $  58.14     $  76.10
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  37           123          191
---------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------------
  Unit value                                     $ 322.33      $ 199.82     $ 248.75
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)               2,757         2,594        2,527
---------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
---------------------------------------------------------------------------------------
  Unit value                                     $ 172.77      $ 101.77     $ 128.33
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)               1,770         2,024        2,138
---------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
---------------------------------------------------------------------------------------
  Unit value                                     $  96.54      $  68.96     $  95.45
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 218           221          353
---------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
---------------------------------------------------------------------------------------
  Unit value                                     $ 105.01      $  70.65     $  90.98
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 570           600          614
---------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
---------------------------------------------------------------------------------------
  Unit value                                     $  95.16      $  59.25     $  75.10
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 176           330          389
---------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
---------------------------------------------------------------------------------------
  Unit value                                     $ 118.65      $ 100.88     $ 116.08
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  65            71           75
---------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------------------
  Unit value                                     $ 147.33      $ 100.79     $ 140.66
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 647           842        1,109
---------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
---------------------------------------------------------------------------------------
  Unit value                                     $ 107.28      $ 112.70     $ 113.38
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 131           314          314
---------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
---------------------------------------------------------------------------------------
  Unit value                                     $ 264.35      $ 111.23     $ 164.68
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)               1,843         1,758        1,934
---------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
---------------------------------------------------------------------------------------
  Unit value                                     $ 169.61      $ 173.78     $ 167.97
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 504           484          438
---------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
---------------------------------------------------------------------------------------
  Unit value                                     $ 153.33      $  83.42     $ 111.38
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 576           683          805
---------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------
  Unit value                                     $ 163.42      $  96.29     $ 130.37
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 165           188          248
---------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------
  Unit value                                     $ 156.76      $  93.14     $ 121.58
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 351           314          309
---------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
---------------------------------------------------------------------------------------
  Unit value                                     $ 105.70      $  65.27     $  81.47
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 107           111          124
---------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------
  Unit value                                     $  77.63      $  48.81     $  65.60
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)               1,480         1,401        1,420
---------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
---------------------------------------------------------------------------------------
  Unit value                                     $ 172.29      $ 104.99     $ 139.68
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)               1,655         1,531        1,451
---------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------
  Unit value                                     $ 104.09      $  44.46     $  52.26
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 128           147          201
---------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-2

    To receive this document electronically, sign up for e-delivery today at
                          www.axa-equitable.com/green

SERIES 100 AND 200 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------------------------
                                                 2000        2001        2002         2003        2004     2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                        --    $  94.39    $  80.42     $ 102.15    $ 114.33  $ 118.93    $ 142.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --       1,544       1,981        2,115       2,287     2,451       2,714
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --          --  $ 105.99    $ 122.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --          --        11          75
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --          --  $ 105.62    $ 117.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --          --        13          25
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 99.98    $  85.41    $  68.70     $  97.34    $ 111.43  $ 116.94    $ 128.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               86         420         738        1,109       1,384     1,577       1,735
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $109.21    $ 112.05    $  94.29     $ 123.98    $ 144.14  $ 158.32    $ 175.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              628       1,238       1,835        1,967       2,096     2,279       2,273
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 33.15    $  33.96    $  34.00     $  33.81    $  33.69  $  34.19    $  35.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1,458       1,796       1,816        1,322       1,193     1,383       2,018
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --    $ 104.66  $ 108.84    $ 115.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --           1        17          23
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --          --        --    $ 107.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --          --        --          32
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --          --        --    $ 110.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --          --        --          14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --          --  $  99.35    $  98.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --          --        82         167
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $138.33    $ 147.79    $ 157.39     $ 161.18    $ 165.40  $ 166.86    $ 171.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              566         899         950          827         737       726         670
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --    $  81.53     $ 117.33    $ 136.22  $ 140.12    $ 162.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          72          260         446       537         672
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --    $ 111.22  $ 114.11    $ 108.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --           6        36          43
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --          --        --    $ 107.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --          --        --          30
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --    $ 109.24  $ 117.48    $ 132.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --           1        41          94
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --          --  $ 104.29    $ 119.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --          --        47         110
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --          --           --          --  $ 123.74    $ 133.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --          --           --          --        32          93
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 90.70    $  67.13    $  47.48     $  64.75    $  72.04  $  77.39    $  80.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           18,138      16,058      13,832       12,726      11,587    10,645       9,157
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --    $ 106.73     $ 109.24    $ 111.97  $ 112.40    $ 115.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --         264          311         348       375         370
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                               ---------------------------------------
                                                  2007            2008        2009
--------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------------------
  Unit Value                                       $ 134.27    $  75.50    $  89.84
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9,158       8,082       7,621
--------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------------------------------------------------------------
  Unit value                                       $ 125.12    $  78.30    $  91.24
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   105         106         118
--------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
--------------------------------------------------------------------------------------
  Unit value                                       $ 128.22    $  87.32    $ 108.13
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    38          76         149
--------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------
  Unit value                                       $ 137.14    $  68.62    $  92.25
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,869       2,031       2,200
--------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------------------
  Unit value                                       $ 170.56    $ 101.70    $ 136.30
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2,189       2,009       2,681
--------------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------------
  Unit value                                       $  36.61    $  36.99    $  36.46
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2,683       2,421       1,591
--------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
--------------------------------------------------------------------------------------
  Unit value                                       $ 138.16    $  91.48    $ 117.09
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    87         155         200
--------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
--------------------------------------------------------------------------------------
  Unit value                                       $ 107.40    $  65.59    $  80.97
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   228         241         265
--------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------
  Unit value                                       $ 115.70    $  67.64    $  92.50
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    82         114         168
--------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------
  Unit value                                       $ 108.22    $ 102.45    $ 109.17
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   270         619         803
--------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------
  Unit value                                       $ 177.18    $ 163.75    $ 171.70
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   670         587         692
--------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------
  Unit value                                       $ 157.60    $ 102.42    $ 127.45
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   766         808         921
--------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------
  Unit value                                       $ 114.32    $  65.18    $  91.73
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   530         571         733
--------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------
  Unit value                                       $ 108.35    $  63.26    $  81.16
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   188         210         250
--------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------
  Unit value                                       $ 132.06    $  78.13    $ 102.09
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   127         111         120
--------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------
  Unit value                                       $ 114.71    $  71.36    $  90.40
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   144         151         161
--------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
--------------------------------------------------------------------------------------
  Unit value                                       $ 161.09    $  83.71    $ 129.73
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   226         285         478
--------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------
  Unit value                                       $  89.29    $  47.27    $  64.44
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 7,790       6,924       6,779
--------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------
  Unit value                                       $ 120.64    $ 121.96    $ 130.33
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   371         378         415
--------------------------------------------------------------------------------------


II-3 Appendix II: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

SERIES 100 AND 200 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------------------------
                                                   2000        2001        2002        2003         2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --    $  78.07    $ 103.47     $ 120.36     $ 137.09     $ 169.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --          82         150          268          321          430
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --    $  76.43    $  96.62     $ 104.55     $ 110.09     $ 123.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --          91         122          129          128          120
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --    $  67.87    $  87.47     $  92.04     $  97.62     $  96.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --         138         219          256          267          257
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --    $  79.08    $ 102.28     $ 115.47     $ 122.01     $ 143.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --         127         163          203          263          308
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --    $  62.00    $  85.78     $  94.55     $ 101.11     $ 109.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --         211         417          530          556          547
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --    $  73.70    $ 102.24     $ 116.19     $ 123.06     $ 139.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --         214         334          425          390          391
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 129.28    $ 128.74    $ 123.58    $ 149.82     $ 161.02     $ 164.14     $ 178.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                800         770         696         769          761          768          737
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --          --          --     $ 114.58     $ 121.52     $ 132.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --          --          --            3           80          216
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --    $ 112.38    $ 152.31     $ 175.98     $ 181.76     $ 208.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --         239         434          617          739          794
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --    $  56.63    $  88.08     $  91.24     $ 100.16     $ 106.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --          53         211          989          901          838
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --          --          --           --           --     $ 108.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --          --          --           --           --           11
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --          --          --           --           --     $ 109.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --          --          --           --           --            7
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --          --          --           --           --     $ 110.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --          --          --           --           --            4
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --          --          --          --           --           --     $ 110.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --          --          --          --           --           --            3
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                           ---------------------------------------
                                                  2007        2008         2009
----------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
----------------------------------------------------------------------------------
  Unit value                                   $ 188.01    $  97.87     $ 125.45
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               461         438          430
----------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------------------------------------------------------
  Unit value                                   $ 127.80    $  76.23     $  99.66
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               130         120          112
----------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
----------------------------------------------------------------------------------
  Unit value                                   $ 105.82    $  57.02     $  76.81
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               266         276          271
----------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
----------------------------------------------------------------------------------
  Unit value                                   $ 146.86    $  90.63     $ 109.85
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               335         354          337
----------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
----------------------------------------------------------------------------------
  Unit value                                   $ 120.73    $  67.20     $  93.99
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               536         504          503
----------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------
  Unit value                                   $ 137.54    $  86.89     $ 123.76
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               368         346          347
----------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
----------------------------------------------------------------------------------
  Unit value                                   $ 182.06    $ 137.74     $ 149.37
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               723         624          580
----------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
----------------------------------------------------------------------------------
  Unit value                                   $ 135.15    $  77.18     $ 102.45
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               308         303          317
----------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
----------------------------------------------------------------------------------
  Unit value                                   $ 185.20    $ 113.53     $ 141.60
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               725         675          668
----------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------
  Unit value                                   $ 123.67    $  64.57     $ 100.93
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               823         789          897
----------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------
  Unit value                                   $ 114.60    $  78.60     $  93.30
----------------------------------------------------------------------------------
  Number of units outstanding (000's)                60         109          141
----------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------
  Unit value                                   $ 115.74    $  74.21     $  90.20
----------------------------------------------------------------------------------
  Number of units outstanding (000's)                61         108          162
----------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------
  Unit value                                   $ 116.71    $  71.34     $  88.38
----------------------------------------------------------------------------------
  Number of units outstanding (000's)                29          72          122
----------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------
  Unit value                                   $ 118.00    $  68.30     $  86.09
----------------------------------------------------------------------------------
  Number of units outstanding (000's)                23          52           91
----------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-4

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------------------------
                                                 2000         2001       2002         2003         2004       2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --     $ 109.15     $ 120.39   $ 128.35     $ 149.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --            8           50        122          364
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --     $ 102.15     $ 106.86   $ 108.01     $ 113.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --            6           36         59           91
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --     $ 104.14     $ 110.71   $ 112.78     $ 121.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --            5           44        112          222
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 178.32     $ 172.66   $ 149.01     $ 175.55     $ 188.77   $ 195.64     $ 213.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              846        1,334      2,689        2,378        2,153      1,902        1,696
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --     $ 107.96     $ 118.97   $ 125.20     $ 141.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           18          185        491        1,337
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 121.54     $  92.48   $  82.20     $ 109.83     $ 128.38   $ 146.39     $ 178.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1,028          945      5,013        4,796        4,372      4,333        4,232
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 168.29     $ 144.40   $  99.61     $ 138.85     $ 156.54   $ 172.65     $ 186.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1,895        1,988      1,955        2,016        1,885      1,791        1,655
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --           --         --     $ 108.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --         --            8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 165.28     $ 172.07   $ 141.48     $ 183.13     $ 199.77   $ 202.92     $ 242.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              634        1,044      1,282        1,337        1,355      1,330        1,272
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --   $  75.52     $  95.40     $ 114.50   $ 125.21     $ 155.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --        928          970        1,010      1,260        1,505
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --     $ 106.97   $ 112.04     $ 128.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           33        232          292
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 103.06     $  86.73   $  62.93     $  79.44     $  81.19   $  87.10     $  90.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               15           33         57           89          118        143          167
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --   $  53.85     $  65.86     $  68.57   $  71.11     $  75.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         19           41           47         67          101
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 111.59     $ 107.86   $  80.17     $ 104.00     $ 113.80   $ 119.08     $ 131.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               44           95      1,211        1,200        1,112      1,015          923
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 264.88     $ 233.80   $ 154.15     $ 227.99     $ 257.31   $ 265.43     $ 290.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            6,233        5,579      4,418        4,024        3,627      3,126        2,645
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --   $ 107.03     $ 109.16     $ 112.11   $ 113.06     $ 116.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --        207          318          405        574          643
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 287.40     $ 249.66   $ 191.65     $ 242.29     $ 264.16   $ 272.79     $ 310.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            4,346        4,083      3,648        3,658        3,393      3,219        2,920
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                              ---------------------------------------
                                                    2007        2008         2009
-------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                           --          --     $ 104.46
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           15
-------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                     $ 156.38    $  93.81     $ 117.80
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 741       1,158        1,647
-------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                     $ 118.31    $ 103.87     $ 112.55
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 231         309          378
-------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                     $ 125.94    $ 100.11     $ 113.02
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 406         540          685
-------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                     $ 224.33    $ 167.56     $ 193.89
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               1,605       1,472        1,369
-------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                     $ 148.46    $  99.92     $ 120.23
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               2,455       3,252        3,922
-------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------
  Unit value                                     $ 197.62    $  96.32     $ 121.08
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               4,096       3,827        3,659
-------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------
  Unit value                                     $ 214.81    $ 117.58     $ 157.78
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               1,500       1,411        1,367
-------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------
  Unit value                                     $  97.55    $  64.09     $  81.08
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  50          93          113
-------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------
  Unit value                                     $ 241.63    $ 151.23     $ 194.39
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               1,248       1,236        1,328
-------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------
  Unit value                                     $ 168.78    $  94.92     $ 121.98
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               1,600       1,585        1,655
-------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------
  Unit value                                     $ 131.14    $  87.59     $  96.39
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 333         358          386
-------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------
  Unit value                                     $ 100.04    $  54.07     $  69.81
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 196         213          240
-------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------
  Unit value                                     $  78.41    $  46.10     $  60.69
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 163         194          213
-------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------
  Unit value                                     $ 132.02    $  78.59     $ 101.93
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               1,410       1,258        1,168
-------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------
  Unit value                                     $ 297.34    $ 165.26     $ 209.74
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               2,259       1,933        1,725
-------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------
  Unit value                                     $ 118.07    $ 106.08     $ 107.47
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 748         667          798
-------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------
  Unit value                                     $  96.94    $  58.14     $  76.10
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  37         123          191
-------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------
  Unit value                                     $ 322.33    $ 199.82     $ 248.75
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)               2,757       2,594        2,527
-------------------------------------------------------------------------------------


II-5 Appendix II: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

SERIES 300 AND 400 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------------------------
                                                  2000         2001      2002         2003         2004       2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $ 105.89  $  92.41     $ 119.55     $ 130.34   $ 142.37     $ 153.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --       337          790          948      1,217        1,548
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 92.84     $  76.01  $  56.98     $  77.69     $  82.05   $  84.15     $  87.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                18           33        55          127          206        204          185
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --        --           --           --         --     $ 104.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --        --           --           --         --           90
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --        --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --        --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --        --           --           --   $ 105.04     $ 116.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --        --           --           --         15           39
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --        --           --     $ 113.23   $ 116.54     $ 136.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --        --           --           37        251          362
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --        --           --           --   $  97.50     $  99.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --        --           --           --          4           46
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 65.32     $  61.12  $  56.74     $  87.28     $ 106.51   $ 139.53     $ 188.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               926          850       895          971        1,084      1,420        1,693
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $134.60     $ 143.62  $ 154.25     $ 155.83     $ 157.11   $ 157.33     $ 160.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               309          587       915          818          674        613          532
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --  $  67.65     $  88.51     $  99.21   $ 114.65     $ 134.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --        61          177          316        437          534
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --        --           --           --   $ 115.00     $ 142.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --        --           --           --         13           67
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $131.45     $ 120.85  $  96.50     $ 120.74     $ 132.08   $ 135.43     $ 160.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               521          532       484          454          414        382          362
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $102.37     $  84.85  $  66.13     $  79.62     $  87.51   $  92.55     $ 103.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                68           87       118          162          140        132          116
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 93.70     $  70.28  $  47.74     $  58.02     $  62.04   $  70.34     $  69.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             2,596        2,788     2,376        2,254        1,966      1,822        1,671
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $220.97     $ 143.76  $  93.15     $ 118.84     $ 132.05   $ 142.04     $ 151.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             3,720        3,422     2,890        2,741        2,410      2,130        1,844
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --        --           --           --   $ 106.40     $ 112.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --        --           --           --         13          108
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                         --     $  94.39  $  80.42     $ 102.15     $ 114.33   $ 118.93     $ 142.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --        1,544     1,981        2,153        2,287      2,451        2,714
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --        --           --           --   $ 105.99     $ 122.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --        --           --           --         11           75
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --        --           --           --   $ 105.62     $ 117.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --        --           --           --         13           25
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                                ---------------------------------------
                                                      2007         2008         2009
---------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
---------------------------------------------------------------------------------------
  Unit value                                       $ 172.77     $ 101.77     $ 128.33
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,770        2,024        2,138
---------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
---------------------------------------------------------------------------------------
  Unit value                                       $  96.54     $  68.96     $  95.45
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   218          221          353
---------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
---------------------------------------------------------------------------------------
  Unit value                                       $ 105.01     $  70.65     $  90.98
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   570          600          614
---------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
---------------------------------------------------------------------------------------
  Unit value                                       $  95.16     $  59.25     $  75.10
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   176          330          389
---------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
---------------------------------------------------------------------------------------
  Unit value                                       $ 118.65     $ 100.88     $ 116.08
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    65           71           75
---------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------------------
  Unit value                                       $ 147.33     $ 100.79     $ 140.66
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   647          842        1,109
---------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
---------------------------------------------------------------------------------------
  Unit value                                       $ 107.28     $ 112.70     $ 113.38
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   131          314          314
---------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
---------------------------------------------------------------------------------------
  Unit value                                       $ 264.35     $ 111.23     $ 164.68
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,843        1,758        1,934
---------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
---------------------------------------------------------------------------------------
  Unit value                                       $ 169.61     $ 173.78     $ 167.97
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   504          484          438
---------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
---------------------------------------------------------------------------------------
  Unit value                                       $ 153.33     $  83.42     $ 111.38
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   576          683          805
---------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------
  Unit value                                       $ 163.42     $  96.29     $ 130.37
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   160          188          248
---------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------
  Unit value                                       $ 156.76     $  93.14     $ 121.58
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   351          314          309
---------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
---------------------------------------------------------------------------------------
  Unit value                                       $ 105.70     $  65.27     $  81.47
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   107          111          124
---------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------
  Unit value                                       $  77.63     $  48.81     $  65.60
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,480        1,401        1,420
---------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
---------------------------------------------------------------------------------------
  Unit value                                       $ 172.29     $ 104.99     $ 139.68
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,655        1,531        1,451
---------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------
  Unit value                                       $ 104.09     $  44.46     $  52.26
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   128          147          201
---------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
---------------------------------------------------------------------------------------
  Unit Value                                       $ 134.27     $  75.50     $  89.84
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9,158        8,082        7,621
---------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
---------------------------------------------------------------------------------------
  Unit value                                       $ 125.12     $  78.30     $  91.24
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   105          106          118
---------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
---------------------------------------------------------------------------------------
  Unit value                                       $ 128.22     $  87.32     $ 108.13
---------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    38           76          149
---------------------------------------------------------------------------------------



                               Appendix II: Condensed financial information II-6

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

SERIES 300 AND 400 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------------------------
                                                2000        2001      2002        2003         2004       2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 99.98    $  85.41  $  68.70    $  97.34     $ 111.43   $ 116.94     $ 128.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              86         420       738       1,117        1,384      1,577        1,735
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $109.21    $ 112.05  $  94.29    $ 123.98     $ 144.14   $ 158.32     $ 175.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             628       1,238     1,835       2,002        2,096      2,279        2,273
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $130.47    $ 133.66  $ 133.83    $ 133.10     $ 132.67   $ 135.29     $ 139.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             297         395       342         231          186         63           56
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --        --          --     $ 104.66   $ 108.84     $ 115.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        --          --            1         17           23
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --        --          --           --         --     $ 107.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        --          --           --         --           32
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --        --          --           --         --     $ 110.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        --          --           --         --           14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --        --          --           --   $  99.35     $  98.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        --          --           --         82          167
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $138.33    $ 147.79  $ 157.39    $ 161.18     $ 165.40   $ 166.86     $ 171.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             566         899       950         851          737        726          670
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --  $  81.53    $ 117.33     $ 136.22   $ 140.12     $ 162.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        72         261          446        537          672
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --        --          --     $ 111.22   $ 114.11     $ 108.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        --          --            6         36           43
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --        --          --           --         --     $ 107.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        --          --           --         --           30
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --        --          --     $ 109.24   $ 117.48     $ 132.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        --          --            1         41           92
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --        --          --           --   $ 104.29     $ 119.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        --          --           --         47          110
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --        --          --           --   $ 123.74     $ 133.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        --          --           --         32           93
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $162.34    $ 120.13  $  84.51    $ 114.95     $ 127.42   $ 136.36     $ 141.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2,607       2,242     1,841       1,636        1,467      1,285        1,113
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --  $ 106.73    $ 109.24     $ 111.97   $ 112.40     $ 115.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --       264         316          348        375          370
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --  $  78.07    $ 103.47     $ 120.36   $ 137.09     $ 169.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        82         152          268        321          430
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --  $  76.43    $  96.62     $ 104.55   $ 110.09     $ 123.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --        91         123          129        128          120
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --  $  67.87    $  87.47     $  92.04   $  97.62     $  96.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --       138         221          256        267          257
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                               FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------
                                                 2007         2008        2009
----------------------------------------------------------------------------------
 EQ/MID CAP INDEX
----------------------------------------------------------------------------------
  Unit value                                   $ 137.14    $  68.62    $  92.25
----------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,869       2,031       2,200
----------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------
  Unit value                                   $ 170.56    $ 101.70    $ 136.30
----------------------------------------------------------------------------------
  Number of units outstanding (000's)             2,189       2,009       2,681
----------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------
  Unit value                                   $ 144.74    $ 146.16    $ 144.61
----------------------------------------------------------------------------------
  Number of units outstanding (000's)                54          55          35
----------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
----------------------------------------------------------------------------------
  Unit value                                   $ 138.16    $  91.48    $ 117.09
----------------------------------------------------------------------------------
  Number of units outstanding (000's)                87         155         200
----------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------
  Unit value                                   $ 107.40    $  65.59    $  80.97
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               228         241         265
----------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------
  Unit value                                   $ 115.70    $  67.64    $  92.50
----------------------------------------------------------------------------------
  Number of units outstanding (000's)                82         114         168
----------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------
  Unit value                                   $ 108.22    $ 102.45    $ 109.17
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               270         619         803
----------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------
  Unit value                                   $ 177.18    $ 163.75    $ 171.70
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               670         587         692
----------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------
  Unit value                                   $ 157.60    $ 102.42    $ 127.45
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               766         808         921
----------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------
  Unit value                                   $ 114.32    $  65.18    $  91.73
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               530         571         733
----------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------------
  Unit value                                   $ 108.35    $  63.26    $  81.16
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               188         210         250
----------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------
  Unit value                                   $ 132.06    $  78.13    $ 102.09
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               127         111         120
----------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
----------------------------------------------------------------------------------
  Unit value                                   $ 114.71    $  71.36    $  90.40
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               144         151         161
----------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
----------------------------------------------------------------------------------
  Unit value                                   $ 161.09    $  83.71    $ 129.73
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               226         285         478
----------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------
  Unit value                                   $ 156.14    $  82.34    $ 111.78
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               954         846         839
----------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
----------------------------------------------------------------------------------
  Unit value                                   $ 120.64    $ 121.96    $ 130.33
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               371         378         415
----------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
----------------------------------------------------------------------------------
  Unit value                                   $ 188.01    $  97.87    $ 125.45
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               461         438         430
----------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------------------------------------------------------
  Unit value                                   $ 127.80    $  76.23    $  99.66
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               130         120         112
----------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
----------------------------------------------------------------------------------
  Unit value                                   $ 105.82    $  57.02    $  76.81
----------------------------------------------------------------------------------
  Number of units outstanding (000's)               266         276         271
----------------------------------------------------------------------------------


II-7 Appendix II: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

SERIES 300 AND 400 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                            ----------------------------------------------------------------------------------------
                                                 2000         2001        2002         2003         2004       2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --    $  79.08     $ 102.28     $ 115.47   $ 122.01     $ 143.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         127          165          203        263          308
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --    $  62.00     $  85.78     $  94.55   $ 101.11     $ 109.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         211          421          530        556          547
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --    $  73.70     $ 102.24     $ 116.19   $ 123.06     $ 139.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         214          337          425        390          391
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 129.28     $ 128.74    $ 123.58     $ 149.82     $ 161.02   $ 164.14     $ 178.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              800          770         696          798          761        768          737
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --          --           --     $ 114.58   $ 121.52     $ 132.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --          --           --            3         80          216
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --    $ 112.38     $ 152.31     $ 175.98   $ 181.76     $ 208.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         239          445          617        739          794
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --    $  56.63     $  88.08     $  91.24   $ 100.16     $ 106.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --          53          212          989        901          838
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --          --           --           --         --     $ 108.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --          --           --           --         --           11
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --          --           --           --         --     $ 109.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --          --           --           --         --            7
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --          --           --           --         --     $ 110.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --          --           --           --         --            4
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --          --           --           --         --     $ 110.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --          --           --           --         --            3
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                               ------------------------------------
                                                    2007        2008         2009
-----------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------------
  Unit value                                     $ 146.86    $  90.63     $ 109.85
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 335         354          337
-----------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------
  Unit value                                     $ 120.73    $  67.20     $  93.99
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 536         504          503
-----------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------
  Unit value                                     $ 137.54    $  86.89     $ 123.76
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 368         346          347
-----------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
-----------------------------------------------------------------------------------
  Unit value                                     $ 182.06    $ 137.74     $ 149.37
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 723         624          580
-----------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-----------------------------------------------------------------------------------
  Unit value                                     $ 135.15    $  77.18     $ 102.45
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 308         303          317
-----------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-----------------------------------------------------------------------------------
  Unit value                                     $ 185.20    $ 113.53     $ 141.60
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 725         675          668
-----------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------
  Unit value                                     $ 123.67    $  64.57     $ 100.93
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 823         789          897
-----------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------
  Unit value                                     $ 114.60    $  78.60     $  93.30
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  60         109          141
-----------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------
  Unit value                                     $ 115.74    $  74.21     $  90.20
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  61         108          162
-----------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------
  Unit value                                     $ 116.71    $  71.34     $  88.38
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  29          72          122
-----------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-----------------------------------------------------------------------------------
  Unit value                                     $ 118.00    $  68.30     $  86.09
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  23          52           91
-----------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-8

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

SERIES 500 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.45%).



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                              --------------------------------------------------------------------------------------
                                                  2000         2001       2002         2003         2004       2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --         --     $ 109.12     $ 120.22   $ 128.03     $ 148.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --         --     $ 102.13     $ 106.71   $ 107.73     $ 112.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --         --     $ 104.11     $ 110.56   $ 112.49     $ 120.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.59     $ 111.81   $  96.40     $ 113.45     $ 121.87   $ 126.17     $ 137.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2            4          6            6            6          5            4
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --         --     $ 107.93     $ 118.80   $ 124.89     $ 140.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --         --           --           --         --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  95.81     $  72.82   $  64.65     $  86.29     $ 100.74   $ 114.75     $ 140.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1            1          4            4            4          4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 123.11     $ 105.52   $  72.71     $ 101.24     $ 114.00   $ 125.60     $ 135.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2           --          3            3            2          2            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --         --           --           --         --     $ 108.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 126.32     $ 131.37   $ 107.89     $ 139.50     $ 152.01   $ 154.23     $ 183.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1            2          2            2            2          2            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --   $  82.38     $ 103.95     $ 124.61   $ 136.12     $ 168.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --          1            1            1          1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --         --           --     $ 106.95   $ 111.88     $ 127.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --   $  81.26     $ 102.46     $ 104.60   $ 112.09     $ 116.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --   $  72.13     $  88.12     $  91.64   $  94.93     $ 100.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 111.42     $ 107.58   $  79.87     $ 103.50     $ 113.12   $ 118.23     $ 130.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --          3            3            3          3            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.53     $  94.82   $  62.45     $  92.27     $ 104.03   $ 107.21     $ 117.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                24           27         27           29           30         29           26
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --   $ 106.90     $ 108.90     $ 111.72   $ 112.55     $ 115.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --         --           --           --         --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --         --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.62     $  95.12   $  72.93     $  92.10     $ 100.31   $ 103.47     $ 117.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                10           11         12           12           13         12           11
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                                -------------------------------------
                                                    2007        2008         2009
-------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                           --          --     $ 104.43
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --
-------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                     $ 155.64    $  93.26     $ 116.99
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           1            1
-------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                     $ 117.75    $ 103.26     $ 111.77
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --
-------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                     $ 125.34    $  99.53     $ 112.23
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --
-------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                     $ 144.38    $ 107.73     $ 124.54
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   4           4            4
-------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                     $ 147.76    $  99.34     $ 119.39
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1           1            1
-------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------
  Unit value                                     $ 154.56    $  75.25     $  94.48
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   4           4            4
-------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------
  Unit value                                     $ 155.92    $  85.25     $ 114.27
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   2           2            2
-------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------
  Unit value                                     $  97.41    $  63.93     $  80.78
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --
-------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------
  Unit value                                     $ 183.24    $ 114.56     $ 147.09
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   2           2            1
-------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------
  Unit value                                     $ 183.08    $ 102.85     $ 132.01
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1           1            1
-------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------
  Unit value                                     $ 130.66    $  87.18     $  95.83
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --
-------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------
  Unit value                                     $ 128.45    $  69.34     $  89.44
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --
-------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------
  Unit value                                     $ 104.44    $  61.34     $  80.66
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --
-------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------
  Unit value                                     $ 130.80    $  77.77     $ 100.76
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   3           3            2
-------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------
  Unit value                                     $ 119.86    $  66.55     $  84.37
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  25          24           23
-------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------
  Unit value                                     $ 117.27    $ 105.24     $ 106.50
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1           1           --
-------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------
  Unit value                                     $  96.87    $  58.03     $  75.88
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --           --
-------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------
  Unit value                                     $ 121.98    $  75.54     $  93.93
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  10           9            9
-------------------------------------------------------------------------------------


II-9 Appendix II: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

SERIES 500 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.45%).



------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                 2000         2001       2002         2003         2004        2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --     $ 105.94   $  92.27     $ 119.25     $ 129.87   $  141.69     $ 152.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 93.33     $  75.81   $  56.76     $  77.31     $  81.56   $   83.56     $  87.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --           --          --     $ 104.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --           --   $  104.97     $ 116.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --     $ 113.20   $  116.38     $ 136.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --           --   $   97.47     $  99.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 92.78     $  86.72   $  80.41     $ 123.57     $ 150.61   $  197.09     $ 266.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1            1          1            1            1           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $109.70     $ 116.92   $ 125.44     $ 126.58     $ 127.48   $  127.51     $ 129.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --          1            1            1          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --   $  83.76     $ 109.47     $ 122.57   $  141.49     $ 166.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --           --      114.91     $ 142.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $102.80     $  94.40   $  75.30     $  94.11     $ 102.84   $  105.33     $ 124.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1            2          2            2            2           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $102.22     $  84.63   $  65.88     $  79.23     $  86.99   $   91.89     $ 102.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 93.56     $  70.10   $  47.56     $  57.74     $  61.67   $   69.86     $  68.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1            2          2            2            2           2            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $141.58     $  92.01   $  59.55     $  75.89     $  84.23   $   90.50     $  96.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                9            9          9            9            9           9            8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --           --   $  106.38     $ 112.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                        --     $ 100.70   $  85.70     $ 108.74     $ 121.57   $  126.32     $ 151.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --            1          1            1            2           1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --           --   $  105.91     $ 122.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --         --           --           --   $   91.36     $ 117.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --         --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                                 -------------------------------------
                                                    2007          2008         2009
--------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
--------------------------------------------------------------------------------------
  Unit value                                     $ 171.57      $ 100.95     $ 127.16
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1             1            1
--------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
--------------------------------------------------------------------------------------
  Unit value                                     $  95.65      $  68.24     $  94.35
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------------------
  Unit value                                     $ 104.85      $  70.47     $  90.65
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------------------
  Unit value                                     $  95.10      $  59.15     $  74.88
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------
  Unit value                                     $ 118.30      $ 100.47     $ 115.47
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------
  Unit value                                     $ 146.80      $ 100.32     $ 139.84
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --             1            1
--------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------
  Unit value                                     $ 107.01      $ 112.30     $ 112.85
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------------------
  Unit value                                     $ 372.58      $ 156.59     $ 231.58
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1             1            1
--------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------------
  Unit value                                     $ 137.16      $ 140.38     $ 135.54
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1             1           --
--------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------------------
  Unit value                                     $ 188.80      $ 102.60     $ 136.84
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------
  Unit value                                     $ 162.94      $  95.89     $ 129.70
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------
  Unit value                                     $ 121.64      $  72.19     $  94.13
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1             1            1
--------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
--------------------------------------------------------------------------------------
  Unit value                                     $ 104.71      $  64.59     $  80.53
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------
  Unit value                                     $  76.91      $  48.30     $  64.84
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   1             1            1
--------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------
  Unit value                                     $ 109.53      $  66.67     $  88.60
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   7             7            7
--------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------
  Unit value                                     $ 103.83      $  44.30     $  52.01
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------------------
  Unit Value                                     $ 142.29      $  79.92     $  95.00
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   8             8            7
--------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------------------------------------------------------------
  Unit value                                     $ 124.75      $  77.98     $  90.77
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
--------------------------------------------------------------------------------------
  Unit value                                     $ 127.84      $  86.96     $ 107.57
--------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --            --           --
--------------------------------------------------------------------------------------


                              Appendix II: Condensed financial information II-10

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

SERIES 500 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.45%).



------------------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------------------------
                                                  2000        2001       2002        2003         2004       2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 99.95    $  85.28   $  68.53    $  96.98     $ 110.90   $ 116.25     $ 127.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          13         --          --            1          1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 86.06    $  88.20   $  74.14    $  97.37     $ 113.08   $ 124.06     $ 137.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1           1          2           2            2          2            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $110.16    $ 112.74   $ 112.77    $ 112.04     $ 111.55   $ 113.11     $ 116.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --         --          --     $ 104.63   $ 108.69     $ 115.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --         --          --           --         --     $ 107.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --         --          --           --         --     $ 110.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --         --          --           --   $  99.28     $  98.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $109.96    $ 117.34   $ 124.83    $ 127.69     $ 130.89   $ 131.90     $ 135.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --          1           1           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --   $  81.43    $ 117.06     $ 135.75   $ 139.49     $ 161.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --         --          --     $ 111.19   $ 113.95     $ 107.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --         --          --           --         --     $ 107.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --         --          --     $ 109.21   $ 117.32     $ 131.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --         --          --           --   $ 104.21     $ 119.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --         --          --           --   $ 123.65     $ 133.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 90.49    $  66.89   $  47.01    $  63.87     $  70.74   $  75.62     $  78.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4           5          5           5            5          5            5
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --   $ 106.61    $ 109.00     $ 111.59   $ 111.90     $ 114.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --   $  77.98    $ 103.24     $ 119.96   $ 136.48     $ 168.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --   $  76.34    $  96.40     $ 104.20   $ 109.60     $ 122.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --   $  67.79    $  87.27     $  91.74   $  97.18     $  95.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          --         --          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                -----------------------------------
                                                     2007        2008        2009
-----------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------------
  Unit value                                      $ 136.02    $  67.98    $  91.29
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                    1           1           1
-----------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------
  Unit value                                      $ 133.36    $  79.42    $ 106.33
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                    2           2           2
-----------------------------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------------------------
  Unit value                                      $ 120.77    $ 121.83    $ 120.42
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                    1          --           1
-----------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------
  Unit value                                      $ 137.67    $  91.05    $ 116.41
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------
  Unit value                                      $ 107.25    $  65.42    $  80.67
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------
  Unit value                                      $ 115.53    $  67.46    $  92.16
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------
  Unit value                                      $ 107.90    $ 102.03    $ 108.60
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------
  Unit value                                      $ 139.74    $ 129.00    $ 135.11
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------
  Unit value                                      $ 156.54    $ 101.61    $ 126.30
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------
  Unit value                                      $ 113.91    $  64.87    $  91.19
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------
  Unit value                                      $ 108.19    $  63.10    $  80.86
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------
  Unit value                                      $ 131.58    $  77.76    $ 101.49
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------
  Unit value                                      $ 114.37    $  71.07    $  89.93
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
-----------------------------------------------------------------------------------
  Unit value                                      $ 160.61    $  83.37    $ 129.05
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------
  Unit value                                      $  86.41    $  45.52    $  61.74
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                    4           4           5
-----------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------
  Unit value                                      $ 119.83    $ 121.01    $ 129.17
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------
  Unit value                                      $ 186.75    $  97.11    $ 124.34
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-----------------------------------------------------------------------------------
  Unit value                                      $ 126.94    $  75.64    $  98.77
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
-----------------------------------------------------------------------------------
  Unit value                                      $ 105.11    $  56.58    $  76.13
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --          --          --
-----------------------------------------------------------------------------------


II-11 Appendix II: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

SERIES 500 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.45%).



------------------------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------------------------
                                                 2000        2001      2002         2003         2004       2005         2006
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --   $ 79.00     $ 102.05     $ 115.08   $ 121.47     $ 142.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --        --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --   $ 61.93     $  85.59     $  94.24   $ 100.66     $ 108.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --        --           --           --         --            1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --   $ 73.62     $ 102.01     $ 115.80   $ 122.51     $ 138.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --        --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 76.49     $ 76.09   $ 72.96     $  88.34     $  94.85   $  96.58     $ 104.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1           1         1            1            1          1            1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --        --           --     $ 114.56   $ 121.35     $ 131.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --        --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --   $ 87.78     $ 118.84     $ 137.16   $ 141.51     $ 161.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --        --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --   $ 56.57     $  87.89     $  90.93   $  99.71     $ 105.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --        --           --            1          1            1
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --        --           --           --         --     $ 108.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --        --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --        --           --           --         --     $ 109.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --        --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --        --           --           --         --     $ 110.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --        --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --          --        --           --           --         --     $ 110.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --          --        --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                               --------------------------------------
                                                     2007       2008        2009
-------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------
  Unit value                                      $ 145.88    $ 89.92     $ 108.88
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --         --           --
-------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------
  Unit value                                      $ 119.92    $ 66.68     $  93.16
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --         --           --
-------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------
  Unit value                                      $ 136.63    $ 86.21     $ 122.66
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --         --           --
-------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------
  Unit value                                      $ 106.88    $ 80.77     $  87.49
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    1          1            1
-------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------
  Unit value                                      $ 134.67    $ 76.82     $ 101.85
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --         --           --
-------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------
  Unit value                                      $ 143.86    $ 88.09     $ 109.75
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --         --           --
-------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------
  Unit value                                      $ 122.84    $ 64.06     $ 100.03
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    1          1            1
-------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                      $ 114.43    $ 78.40     $  92.95
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --         --           --
-------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                      $ 115.57    $ 74.01     $  89.86
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --         --           --
-------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                      $ 116.54    $ 71.16     $  88.05
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --         --           --
-------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-------------------------------------------------------------------------------------
  Unit value                                      $ 117.82    $ 68.12     $  85.77
-------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --         --           --
-------------------------------------------------------------------------------------


                              Appendix II: Condensed financial information II-12

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Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2010 to a fixed maturity option with a maturity date of June 15, 2018 (eight* years later) at a hypothetical rate to maturity of 7.00% (h), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2014.(a)



-------------------------------------------------------------------------------------------------------------------
                                                                         HYPOTHETICAL ASSUMED RATE TO MATURITY(J)
                                                                                     ON JUNE 15, 2014
                                                                       --------------------------------------------
                                                                                 5%                      9%
-------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2014 BEFORE WITHDRAWAL
-------------------------------------------------------------------------------------------------------------------
(1) market adjusted amount(b)                                                 $141,389                $121,737
-------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount(c)                                                  $131,104                $131,104
-------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                        $ 10,285                $ (9,367)
-------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2014 AFTER $50,000 WITHDRAWAL
-------------------------------------------------------------------------------------------------------------------
(4) portion of market value adjustment associated with the withdrawal:
    (3) x [$50,000/(1)]                                                       $  3,637                $ (3,847)
-------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal:
    $50,000 - (4)                                                             $ 46,363                $ 53,847
-------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                      $ 91,389                $ 71,737
-------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                          $ 84,741                $ 77,257
-------------------------------------------------------------------------------------------------------------------
(8) maturity value (d)                                                        $111,099                $101,287
-------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

* In Oregon, seven is the maximum maturity year.

Notes:

(a)    Number of days from the withdrawal date to the maturity date = D = 1,461

(b)    Market adjusted amount is based on the following calculation:

         Maturity value            $171,882
       ------------------  =   ----------------      where j is either 5% or 9%
          (1+j)(D/365)         (1+j)(1,461/365)

(c)      Fixed maturity amount is based on the following calculation:

         Maturity value            $171,882
       ------------------  =  -------------------    where j is either 5% or 9%
          (1+h)(D/365)        (1+0.07)(1,461/365)

(d)      Maturity value is based on the following calculation:

         Fixed maturity amount x (1+h)(D/365)  = ($84,741 or $77,257) x (1+0.07)(1,461/365)

III-1 Appendix III: Market value adjustment example

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Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:

------------------------------------------------------------------------------------------------------------------------------------
STATE         FEATURES AND BENEFITS                         AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA    See "Your right to cancel within      If you reside in the state of California and you are age 60 or older at the time
              a certain number of days" under       the contract is issued, you may return your variable annuity contract within 30
              "Certain features and benefits"       days from the date that you receive it and receive a refund as described below.
              features and benefits"

                                                    If you allocate your entire initial contribution to the EQ/Money Market option
                                                    (and/or the guaranteed interest option), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to variable investment options other than the EQ/Money Market option and/or the fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK      See "Selecting an annuity payout      In the second to last paragraph in this section, the second line in the
              option" in "Your annuity payout       paragraph "(1) the amount applied to purchase the annuity;" is deleted in its
              option" under "Accessing your         entirety and replaced with the following:
              money"
                                                    (1) The amount applied to provide the annuity will be: (a) the account value for any life annuity form or (b) the cash value for any period certain annuity form except that, if the period certain is more than five years, the amount applied will be no less than 95% of the account value.
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO   See "Taxation of nonqualified         There are special rules for nonqualified contracts issued in Puerto Rico.
              annuities" under "Tax
              information"                          Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from
                                                    NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S.
                                                    tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON    See "Fixed maturity options" in       The fixed maturity options are not available for contracts issued after August
              "What are your investment options     13, 2001.
              under the contract?" under
              "Contract features and benefits"
------------------------------------------------------------------------------------------------------------------------------------

                            Appendix IV: State contract availability and/or
                                variations of certain features and benefits IV-1

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Statement of additional information

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                                            Page
Who is AXA Equitable?                                                       2
Calculation of annuity payments                                             2
Custodian and independent registered public accounting firm                 2
Distribution of the contracts                                               3
Calculating unit values                                                     3
Financial statements                                                        3


How to obtain an EQUI-VEST(R) (Series 100-500) Statement of Additional Information for Separate Account A


Call 1 (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me an EQUI-VEST(R) (Series 100-500) Statement of Additional Information dated May 1, 2010.
(Combination variable and fixed deferred annuity)


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                    State             Zip


                                                                           X2924

EQUI-VEST(R) (Series 100-500)

A combination variable and fixed deferred annuity contract


STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2010


--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R), dated May 1, 2010. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Calculation of annuity payments                                              2

Custodian and independent registered public accounting firm                  2

Distribution of the contracts                                                2

Calculating unit values                                                      3

Financial statements                                                         3



   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
           Company (AXA Equitable). Co-distributed by affiliates, AXA
Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the Americas, New York,
                                    NY 10104
    Copyright 2010 AXA Equitable Life Insurance Company - All rights reserved



                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                                                          x02924
                                                               EV Series 100-500

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.


ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2010, the annuity payment due in December 2010 would be $95.19 (the number of units (26.74) times $3.56).



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period ended December 31, 2009, and the consolidated financial statements of AXA Equitable at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2009, 2008 and 2007. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $557,277,070 in 2009, $677,871,467 in 2008 and $731,920,627 in 2007. Of these amounts, for each of these three years, AXA Advisors retained $306,063,542, $356,304,358 and $386,036,299, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC distribution fees of $429,091,474 in 2009, $750,235,874 in 2008 and $1,007,208,067 in 2007, as distributor of certain contracts, including
these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $40,223,293, $81,519,894 and $95,562,846, respectively.



CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

               ( a )
               (---) - c
               ( b )

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. For series 100, these charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Common Stock Index variable investment options and 1.34% for all other variable investment options.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm........            FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2009.....            FSA-3
   Statements of Operations for the Year Ended December
    31, 2009...................................................           FSA-37
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2009 and 2008.................................           FSA-49
   Notes to Financial Statements...............................           FSA-74


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm........              F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008.....              F-2
   Consolidated Statements of (Loss) Earnings, Years Ended
    December 31, 2009, 2008 and 2007...........................              F-3
   Consolidated Statements of Equity, Years Ended December 31,
    2009, 2008 and 2007 .......................................              F-5
   Consolidated Statements of Comprehensive (Loss) Income,
    Years Ended December 31, 2009, 2008 and 2007...............              F-6
   Consolidated Statements of Cash Flows, Years Ended December
    31, 2009, 2008 and 2007....................................              F-7
   Notes to Consolidated Financial Statements..................              F-9



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A, as listed in Note 1 to such financial statements, at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 19, 2010

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

                                                             ALL ASSET   AXA AGGRESSIVE   AXA BALANCED
                                                            ALLOCATION     ALLOCATION       STRATEGY
                                                           ------------ ---------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $2,042,974    $264,078,290     $6,037,571
Receivable for The Trusts shares sold.....................          --              --            214
Receivable for policy-related transactions................      11,275          87,615             --
                                                            ----------    ------------     ----------
  Total assets............................................   2,054,249     264,165,905      6,037,785
                                                            ----------    ------------     ----------
Liabilities:
Payable for The Trusts shares purchased...................      11,106          87,615             --
Payable for policy-related transactions...................          --              --            452
                                                            ----------    ------------     ----------
  Total liabilities.......................................      11,106          87,615            452
                                                            ----------    ------------     ----------
Net Assets................................................  $2,043,143    $264,078,290     $6,037,333
                                                            ==========    ============     ==========
Net Assets:
Accumulation Units........................................   2,043,143     264,073,606      6,036,244
Contracts in payout (annuitization) period................          --              --             --
Retained by AXA Equitable in Separate Account A...........          --           4,684          1,089
                                                            ----------    ------------     ----------
Total net assets..........................................  $2,043,143    $264,078,290     $6,037,333
                                                            ==========    ============     ==========
Investments in shares of The Trusts, at cost..............  $2,060,528    $300,454,050     $5,983,258
The Trusts shares held
 Class A..................................................          --              --         34,837
 Class B..................................................     121,971      28,685,058        498,339

                                                            AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE
                                                               ALLOCATION       GROWTH STRATEGY       STRATEGY
                                                           ------------------ ------------------ ------------------
Assets:
Investments in shares of The Trusts, at fair value........     $78,156,007        $1,140,661          $275,181
Receivable for The Trusts shares sold.....................           9,536                41                10
Receivable for policy-related transactions................              --                --                11
                                                               -----------        ----------          --------
  Total assets............................................      78,165,543         1,140,702           275,202
                                                               -----------        ----------          --------
Liabilities:
Payable for The Trusts shares purchased...................              --                --                --
Payable for policy-related transactions...................           9,536                41                --
                                                               -----------        ----------          --------
  Total liabilities.......................................           9,536                41                --
                                                               -----------        ----------          --------
Net Assets................................................     $78,156,007        $1,140,661          $275,202
                                                               ===========        ==========          ========
Net Assets:
Accumulation Units........................................      78,154,451         1,140,493           275,202
Contracts in payout (annuitization) period................              --                --                --
Retained by AXA Equitable in Separate Account A...........           1,556               168                --
                                                               -----------        ----------          --------
Total net assets..........................................     $78,156,007        $1,140,661          $275,202
                                                               ===========        ==========          ========
Investments in shares of The Trusts, at cost..............     $80,032,665        $1,120,267          $276,833
The Trusts shares held
 Class A..................................................              --                --                --
 Class B..................................................       8,212,834           102,156            25,922

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                        AXA CONSERVATIVE-PLUS  AXA GROWTH     AXA MODERATE
                                                             ALLOCATION         STRATEGY       ALLOCATION
                                                       ---------------------- ------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value....      $118,189,637       $1,474,107   $1,500,145,640
Receivable for The Trusts shares sold.................                --               48          262,450
Receivable for policy-related transactions............            50,876                1               --
                                                            ------------       ----------   --------------
  Total assets........................................       118,240,513        1,474,156    1,500,408,090
                                                            ------------       ----------   --------------
Liabilities:
Payable for The Trusts shares purchased...............            50,876               --               --
Payable for policy-related transactions...............                --               --          131,434
                                                            ------------       ----------   --------------
  Total liabilities...................................            50,876               --          131,434
                                                            ------------       ----------   --------------
Net Assets............................................      $118,189,637       $1,474,156   $1,500,276,656
                                                            ============       ==========   ==============
Net Assets:
Accumulation Units....................................       118,181,556        1,474,156    1,493,435,373
Contracts in payout (annuitization) period............                --               --        6,841,283
Retained by AXA Equitable in Separate Account A.......             8,081               --               --
                                                            ------------       ----------   --------------
Total net assets......................................      $118,189,637       $1,474,156   $1,500,276,656
                                                            ============       ==========   ==============
Investments in shares of The Trusts, at cost..........      $127,118,471       $1,461,256   $1,745,647,541
The Trusts shares held
 Class A..............................................                --          123,947      102,905,161
 Class B..............................................        12,750,861               --       14,394,920

                                                        AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                            ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                       ------------------- ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value....     $668,790,811         $523,335,056           $259,317,929
Receivable for The Trusts shares sold.................               --               13,340                     --
Receivable for policy-related transactions............          359,766                   --                 48,269
                                                           ------------         ------------           ------------
  Total assets........................................      669,150,577          523,348,396            259,366,198
                                                           ------------         ------------           ------------
Liabilities:
Payable for The Trusts shares purchased...............          341,364                   --                 18,604
Payable for policy-related transactions...............               --                  400                     --
                                                           ------------         ------------           ------------
  Total liabilities...................................          341,364                  400                 18,604
                                                           ------------         ------------           ------------
Net Assets............................................     $668,809,213         $523,347,996           $259,347,594
                                                           ============         ============           ============
Net Assets:
Accumulation Units....................................      668,767,845          521,637,078            257,752,564
Contracts in payout (annuitization) period............               --            1,654,726              1,595,030
Retained by AXA Equitable in Separate Account A.......           41,368               56,192                     --
                                                           ------------         ------------           ------------
Total net assets......................................     $668,809,213         $523,347,996           $259,347,594
                                                           ============         ============           ============
Investments in shares of The Trusts, at cost..........     $783,187,870         $665,843,468           $290,031,310
The Trusts shares held
 Class A..............................................               --           55,134,660             18,079,775
 Class B..............................................       68,965,256            7,620,291              3,062,906

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/AXA FRANKLIN        EQ/BLACKROCK
                                                            SMALL CAP VALUE CORE   BASIC VALUE EQUITY
                                                           ---------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........       $11,631,475          $328,755,064
Receivable for The Trusts shares sold.....................                --                    --
Receivable for policy-related transactions................            16,550               256,393
                                                                 -----------          ------------
  Total assets............................................        11,648,025           329,011,457
                                                                 -----------          ------------
Liabilities:
Payable for The Trusts shares purchased...................            16,550               263,346
Payable for policy-related transactions...................                --                    --
                                                                 -----------          ------------
  Total liabilities.......................................            16,550               263,346
                                                                 -----------          ------------
Net Assets................................................       $11,631,475          $328,748,111
                                                                 ===========          ============
Net Assets:
Accumulation Units........................................        11,627,077           328,742,083
Contracts in payout (annuitization) period................                --                    --
Retained by AXA Equitable in Separate Account A...........             4,398                 6,028
                                                                 -----------          ------------
Total net assets..........................................       $11,631,475          $328,748,111
                                                                 ===========          ============
Investments in shares of The Trusts, at cost..............       $ 9,834,942          $376,532,345
The Trusts shares held
 Class A..................................................                --                    --
 Class B..................................................         1,411,021            26,652,099

                                                                EQ/BLACKROCK      EQ/BOSTON ADVISORS        EQ/CALVERT
                                                            INTERNATIONAL VALUE      EQUITY INCOME     SOCIALLY RESPONSIBLE
                                                           --------------------- -------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........      $252,940,238          $50,323,380           $18,950,607
Receivable for The Trusts shares sold.....................                --                   --                    --
Receivable for policy-related transactions................            47,638               17,127                16,963
                                                                ------------          -----------           -----------
  Total assets............................................       252,987,876           50,340,507            18,967,570
                                                                ------------          -----------           -----------
Liabilities:
Payable for The Trusts shares purchased...................            41,028               17,215                16,963
Payable for policy-related transactions...................                --                   --                    --
                                                                ------------          -----------           -----------
  Total liabilities.......................................            41,028               17,215                16,963
                                                                ------------          -----------           -----------
Net Assets................................................      $252,946,848          $50,323,292           $18,950,607
                                                                ============          ===========           ===========
Net Assets:
Accumulation Units........................................       252,937,339           50,322,397            18,810,224
Contracts in payout (annuitization) period................                --                   --                    --
Retained by AXA Equitable in Separate Account A...........             9,509                  895               140,383
                                                                ------------          -----------           -----------
Total net assets..........................................      $252,946,848          $50,323,292           $18,950,607
                                                                ============          ===========           ===========
Investments in shares of The Trusts, at cost..............      $314,450,410          $56,335,842           $22,109,461
The Trusts shares held
 Class A..................................................                --                   --                    --
 Class B..................................................        22,752,055           10,805,513             2,962,987

                                                              EQ/CAPITAL
                                                            GUARDIAN GROWTH
                                                           ----------------
Assets:
Investments in shares of The Trusts, at fair value........    $17,334,802
Receivable for The Trusts shares sold.....................             --
Receivable for policy-related transactions................          5,799
                                                              -----------
  Total assets............................................     17,340,601
                                                              -----------
Liabilities:
Payable for The Trusts shares purchased...................          5,799
Payable for policy-related transactions...................             --
                                                              -----------
  Total liabilities.......................................          5,799
                                                              -----------
Net Assets................................................    $17,334,802
                                                              ===========
Net Assets:
Accumulation Units........................................     17,319,663
Contracts in payout (annuitization) period................             --
Retained by AXA Equitable in Separate Account A...........         15,139
                                                              -----------
Total net assets..........................................    $17,334,802
                                                              ===========
Investments in shares of The Trusts, at cost..............    $18,525,286
The Trusts shares held
 Class A..................................................             --
 Class B..................................................      1,483,133

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                                EQ/CAPITAL         EQ/COMMON
                                                            GUARDIAN RESEARCH     STOCK INDEX
                                                           ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........     $161,250,960     $2,095,303,352
Receivable for The Trusts shares sold.....................            3,351                 --
Receivable for policy-related transactions................               --            293,789
                                                               ------------     --------------
  Total assets............................................      161,254,311      2,095,597,141
                                                               ------------     --------------
Liabilities:
Payable for The Trusts shares purchased...................               --            300,242
Payable for policy-related transactions...................            3,351                 --
                                                               ------------     --------------
  Total liabilities.......................................            3,351            300,242
                                                               ------------     --------------
Net Assets................................................     $161,250,960     $2,095,296,899
                                                               ============     ==============
Net Assets:
Accumulation Units........................................      161,230,384      2,081,682,549
Contracts in payout (annuitization) period................               --         13,614,350
Retained by AXA Equitable in Separate Account A...........           20,576                 --
                                                               ------------     --------------
Total net assets..........................................     $161,250,960     $2,095,296,899
                                                               ============     ==============
Investments in shares of The Trusts, at cost..............     $197,588,185     $2,682,696,405
The Trusts shares held
 Class A..................................................               --        142,364,239
 Class B..................................................       15,252,597          6,922,146

                                                               EQ/CORE      EQ/DAVIS NEW     EQ/EQUITY       EQ/EQUITY
                                                              BOND INDEX    YORK VENTURE     500 INDEX      GROWTH PLUS
                                                           --------------- -------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $125,581,961    $21,535,947    $734,985,190    $354,264,285
Receivable for The Trusts shares sold.....................        16,535             --          49,936              --
Receivable for policy-related transactions................            --         43,206          10,014         185,564
                                                            ------------    -----------    ------------    ------------
  Total assets............................................   125,598,496     21,579,153     735,045,140     354,449,849
                                                            ------------    -----------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            --         43,206              --         157,685
Payable for policy-related transactions...................        14,080             --              --              --
                                                            ------------    -----------    ------------    ------------
  Total liabilities.......................................        14,080         43,206              --         157,685
                                                            ------------    -----------    ------------    ------------
Net Assets................................................  $125,584,416    $21,535,947    $735,045,140    $354,292,164
                                                            ============    ===========    ============    ============
Net Assets:
Accumulation Units........................................   125,578,817     21,535,258     731,552,415     354,267,823
Contracts in payout (annuitization) period................            --             --       3,341,863              --
Retained by AXA Equitable in Separate Account A...........         5,599            689         150,862          24,341
                                                            ------------    -----------    ------------    ------------
Total net assets..........................................  $125,584,416    $21,535,947    $735,045,140    $354,292,164
                                                            ============    ===========    ============    ============
Investments in shares of The Trusts, at cost..............  $138,353,018    $19,262,072    $818,611,769    $398,439,693
The Trusts shares held
 Class A..................................................            --             --      33,714,424              --
 Class B..................................................    13,358,150      2,453,174       4,119,912      27,246,991

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/EVERGREEN   EQ/FRANKLIN
                                                               OMEGA      CORE BALANCED
                                                           ------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $46,540,511    $77,395,200
Receivable for The Trusts shares sold.....................           --         79,574
Receivable for policy-related transactions................       76,939             --
                                                            -----------    -----------
  Total assets............................................   46,617,450     77,474,774
                                                            -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................       76,939             --
Payable for policy-related transactions...................           --         79,574
                                                            -----------    -----------
  Total liabilities.......................................       76,939         79,574
                                                            -----------    -----------
Net Assets................................................  $46,540,511    $77,395,200
                                                            ===========    ===========
Net Assets:
Accumulation Units........................................   46,515,089     77,383,839
Contracts in payout (annuitization) period................           --             --
Retained by AXA Equitable in Separate Account A...........       25,422         11,361
                                                            -----------    -----------
Total net assets..........................................  $46,540,511    $77,395,200
                                                            ===========    ===========
Investments in shares of The Trusts, at cost..............  $40,981,061    $85,021,688
The Trusts shares held
 Class A..................................................           --             --
 Class B..................................................    5,171,422      9,751,910

                                                                 EQ/FRANKLIN       EQ/GAMCO MERGERS   EQ/GAMCO SMALL
                                                            TEMPLETON ALLOCATION   AND ACQUISITIONS    COMPANY VALUE
                                                           ---------------------- ------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value........       $42,409,060          $13,882,366      $205,128,267
Receivable for The Trusts shares sold.....................                --                   --                --
Receivable for policy-related transactions................            11,957               15,126           104,409
                                                                 -----------          -----------      ------------
  Total assets............................................        42,421,017           13,897,492       205,232,676
                                                                 -----------          -----------      ------------
Liabilities:
Payable for The Trusts shares purchased...................            14,862               15,126           104,398
Payable for policy-related transactions...................                --                   --                --
                                                                 -----------          -----------      ------------
  Total liabilities.......................................            14,862               15,126           104,398
                                                                 -----------          -----------      ------------
Net Assets................................................       $42,406,155          $13,882,366      $205,128,278
                                                                 ===========          ===========      ============
Net Assets:
Accumulation Units........................................        42,402,774           13,875,152       205,124,781
Contracts in payout (annuitization) period................                --                   --                --
Retained by AXA Equitable in Separate Account A...........             3,381                7,214             3,497
                                                                 -----------          -----------      ------------
Total net assets..........................................       $42,406,155          $13,882,366      $205,128,278
                                                                 ===========          ===========      ============
Investments in shares of The Trusts, at cost..............       $44,965,983          $13,619,572      $187,786,592
The Trusts shares held
 Class A..................................................                --                   --                --
 Class B..................................................         5,893,916            1,190,251         6,939,053

                                                              EQ/GLOBAL
                                                              BOND PLUS
                                                           --------------
Assets:
Investments in shares of The Trusts, at fair value........  $57,774,915
Receivable for The Trusts shares sold.....................           --
Receivable for policy-related transactions................       73,839
                                                            -----------
  Total assets............................................   57,848,754
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased...................       73,839
Payable for policy-related transactions...................           --
                                                            -----------
  Total liabilities.......................................       73,839
                                                            -----------
Net Assets................................................  $57,774,915
                                                            ===========
Net Assets:
Accumulation Units........................................   57,767,549
Contracts in payout (annuitization) period................           --
Retained by AXA Equitable in Separate Account A...........        7,366
                                                            -----------
Total net assets..........................................  $57,774,915
                                                            ===========
Investments in shares of The Trusts, at cost..............  $60,448,027
The Trusts shares held
 Class A..................................................           --
 Class B..................................................    5,999,920

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/GLOBAL MULTI-SECTOR     EQ/INTERMEDIATE
                                                                    EQUITY          GOVERNMENT BOND INDEX
                                                           ----------------------- -----------------------
Assets:
Investments in shares of The Trusts, at fair value........       $413,751,433            $103,620,186
Receivable for The Trusts shares sold.....................                 --                      --
Receivable for policy-related transactions................            232,336                  34,780
                                                                 ------------            ------------
  Total assets............................................        413,983,769             103,654,966
                                                                 ------------            ------------
Liabilities:
Payable for The Trusts shares purchased...................            234,014                   8,977
Payable for policy-related transactions...................                 --                      --
                                                                 ------------            ------------
  Total liabilities.......................................            234,014                   8,977
                                                                 ------------            ------------
Net Assets................................................       $413,749,755            $103,645,989
                                                                 ============            ============
Net Assets:
Accumulation Units........................................        413,743,096             103,149,886
Contracts in payout (annuitization) period................                 --                 492,417
Retained by AXA Equitable in Separate Account A...........              6,659                   3,686
                                                                 ------------            ------------
Total net assets..........................................       $413,749,755            $103,645,989
                                                                 ============            ============
Investments in shares of The Trusts, at cost..............       $467,148,111            $107,790,397
The Trusts shares held
 Class A..................................................                 --               8,184,503
 Class B..................................................         36,580,052               2,630,224

                                                            EQ/INTERNATIONAL   EQ/INTERNATIONAL       EQ/JPMORGAN
                                                                CORE PLUS           GROWTH        VALUE OPPORTUNITIES
                                                           ------------------ ------------------ ---------------------
Assets:
Investments in shares of The Trusts, at fair value........    $124,730,229        $45,546,155         $43,981,430
Receivable for The Trusts shares sold.....................              --              2,950                  --
Receivable for policy-related transactions................          98,641                 --              49,014
                                                              ------------        -----------         -----------
  Total assets............................................     124,828,870         45,549,105          44,030,444
                                                              ------------        -----------         -----------
Liabilities:
Payable for The Trusts shares purchased...................          98,641                 --              49,014
Payable for policy-related transactions...................              --              2,950                  --
                                                              ------------        -----------         -----------
  Total liabilities.......................................          98,641              2,950              49,014
                                                              ------------        -----------         -----------
Net Assets................................................    $124,730,229        $45,546,155         $43,981,430
                                                              ============        ===========         ===========
Net Assets:
Accumulation Units........................................     124,726,540         45,542,605          43,960,008
Contracts in payout (annuitization) period................              --                 --                  --
Retained by AXA Equitable in Separate Account A...........           3,689              3,550              21,422
                                                              ------------        -----------         -----------
Total net assets..........................................    $124,730,229        $45,546,155         $43,981,430
                                                              ============        ===========         ===========
Investments in shares of The Trusts, at cost..............    $141,437,620        $43,240,436         $56,805,786
The Trusts shares held
 Class A..................................................              --                 --                  --
 Class B..................................................      13,923,512          7,989,962           4,980,691

                                                            EQ/LARGE CAP
                                                              CORE PLUS
                                                           --------------
Assets:
Investments in shares of The Trusts, at fair value........  $13,365,335
Receivable for The Trusts shares sold.....................           --
Receivable for policy-related transactions................           --
                                                            -----------
  Total assets............................................   13,365,335
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased...................        7,857
Payable for policy-related transactions...................       15,513
                                                            -----------
  Total liabilities.......................................       23,370
                                                            -----------
Net Assets................................................  $13,341,965
                                                            ===========
Net Assets:
Accumulation Units........................................   13,328,275
Contracts in payout (annuitization) period................           --
Retained by AXA Equitable in Separate Account A...........       13,690
                                                            -----------
Total net assets..........................................  $13,341,965
                                                            ===========
Investments in shares of The Trusts, at cost..............  $15,307,105
The Trusts shares held
 Class A..................................................           --
 Class B..................................................    1,941,443

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                            EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                            GROWTH INDEX    GROWTH PLUS    VALUE INDEX
                                                           -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $115,837,540   $229,125,502   $14,002,284
Receivable for The Trusts shares sold.....................            --             --            --
Receivable for policy-related transactions................        47,480         57,670        22,430
                                                            ------------   ------------   -----------
  Total assets............................................   115,885,020    229,183,172    14,024,714
                                                            ------------   ------------   -----------
Liabilities:
Payable for The Trusts shares purchased...................        47,480         57,670        19,525
Payable for policy-related transactions...................            --             --            --
                                                            ------------   ------------   -----------
  Total liabilities.......................................        47,480         57,670        19,525
                                                            ------------   ------------   -----------
Net Assets................................................  $115,837,540   $229,125,502   $14,005,189
                                                            ============   ============   ===========
Net Assets:
Accumulation Units........................................   115,833,252    229,113,044    14,005,189
Contracts in payout (annuitization) period................            --             --            --
Retained by AXA Equitable in Separate Account A...........         4,288         12,458            --
                                                            ------------   ------------   -----------
Total net assets..........................................  $115,837,540   $229,125,502   $14,005,189
                                                            ============   ============   ===========
Investments in shares of The Trusts, at cost..............  $114,687,584   $215,220,227   $17,370,727
The Trusts shares held
 Class A..................................................            --             --            --
 Class B..................................................    15,555,761     15,702,711     3,014,017

                                                              EQ/LARGE CAP      EQ/LORD ABBETT    EQ/LORD ABBETT
                                                               VALUE PLUS     GROWTH AND INCOME   LARGE CAP CORE
                                                           ----------------- ------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........  $  813,853,872       $14,312,713        $24,211,235
Receivable for The Trusts shares sold.....................              --             3,817                 --
Receivable for policy-related transactions................         232,619                --             27,030
                                                            --------------       -----------        -----------
  Total assets............................................     814,086,491        14,316,530         24,238,265
                                                            --------------       -----------        -----------
Liabilities:
Payable for The Trusts shares purchased...................         258,949                --             27,030
Payable for policy-related transactions...................              --             3,817                 --
                                                            --------------       -----------        -----------
  Total liabilities.......................................         258,949             3,817             27,030
                                                            --------------       -----------        -----------
Net Assets................................................  $  813,827,542       $14,312,713        $24,211,235
                                                            ==============       ===========        ===========
Net Assets:
Accumulation Units........................................     809,884,964        14,309,914         24,206,904
Contracts in payout (annuitization) period................       3,830,767                --                 --
Retained by AXA Equitable in Separate Account A...........         111,811             2,799              4,331
                                                            --------------       -----------        -----------
Total net assets..........................................  $  813,827,542       $14,312,713        $24,211,235
                                                            ==============       ===========        ===========
Investments in shares of The Trusts, at cost..............  $1,171,667,396       $14,458,079        $20,951,166
The Trusts shares held
 Class A..................................................      77,344,089                --                 --
 Class B..................................................      11,658,742         1,618,026          2,271,825

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/MID CAP      EQ/MID CAP       EQ/MONEY
                                                                INDEX         VALUE PLUS        MARKET
                                                           --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $274,329,336    $444,489,859    $140,460,457
Receivable for The Trusts shares sold.....................            --              --         961,475
Receivable for policy-related transactions................       275,423         168,006              --
                                                            ------------    ------------    ------------
  Total assets............................................   274,604,759     444,657,865     141,421,932
                                                            ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       275,423         140,614              --
Payable for policy-related transactions...................            --              --       1,027,583
                                                            ------------    ------------    ------------
  Total liabilities.......................................       275,423         140,614       1,027,583
                                                            ------------    ------------    ------------
Net Assets................................................  $274,329,336    $444,517,251    $140,394,349
                                                            ============    ============    ============
Net Assets:
Accumulation Units........................................   274,328,918     444,470,011     139,451,334
Contracts in payout (annuitization) period................            --              --         824,016
Retained by AXA Equitable in Separate Account A...........           418          47,240         118,999
                                                            ------------    ------------    ------------
Total net assets..........................................  $274,329,336    $444,517,251    $140,394,349
                                                            ============    ============    ============
Investments in shares of The Trusts, at cost..............  $351,110,856    $540,528,159    $140,514,596
The Trusts shares held
 Class A..................................................            --              --      96,382,816
 Class B..................................................    41,241,858      54,146,174      44,025,666

                                                              EQ/MONTAG &     EQ/MUTUAL LARGE   EQ/OPPENHEIMER
                                                            CALDWELL GROWTH      CAP EQUITY         GLOBAL
                                                           ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........    $33,367,844       $29,449,044       $22,290,112
Receivable for The Trusts shares sold.....................             --                --                --
Receivable for policy-related transactions................         48,864            17,757            24,106
                                                              -----------       -----------       -----------
  Total assets............................................     33,416,708        29,466,801        22,314,218
                                                              -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................         48,864            17,757            24,106
Payable for policy-related transactions...................             --                --                --
                                                              -----------       -----------       -----------
  Total liabilities.......................................         48,864            17,757            24,106
                                                              -----------       -----------       -----------
Net Assets................................................    $33,367,844       $29,449,044       $22,290,112
                                                              ===========       ===========       ===========
Net Assets:
Accumulation Units........................................     33,366,076        29,448,099        22,289,078
Contracts in payout (annuitization) period................             --                --                --
Retained by AXA Equitable in Separate Account A...........          1,768               945             1,034
                                                              -----------       -----------       -----------
Total net assets..........................................    $33,367,844       $29,449,044       $22,290,112
                                                              ===========       ===========       ===========
Investments in shares of The Trusts, at cost..............    $29,947,750       $32,588,327       $20,752,733
The Trusts shares held
 Class A..................................................             --                --                --
 Class B..................................................      5,866,010         3,676,102         2,418,957

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                            EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                              SHORT BOND      BOND PLUS     COMPANY INDEX
                                                           --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $147,758,714    $158,808,846    $159,023,055
Receivable for The Trusts shares sold.....................            --              --          58,402
Receivable for policy-related transactions................       127,459          50,256              --
                                                            ------------    ------------    ------------
  Total assets............................................   147,886,173     158,859,102     159,081,457
                                                            ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       127,459          49,489              --
Payable for policy-related transactions...................            --           5,921          58,293
                                                            ------------    ------------    ------------
  Total liabilities.......................................       127,459          55,410          58,293
                                                            ------------    ------------    ------------
Net Assets................................................  $147,758,714    $158,803,692    $159,023,164
                                                            ============    ============    ============
Net Assets:
Accumulation Units........................................   147,752,832     157,955,527     158,989,436
Contracts in payout (annuitization) period................            --         762,213              --
Retained by AXA Equitable in Separate Account A...........         5,882          85,952          33,728
                                                            ------------    ------------    ------------
Total net assets..........................................  $147,758,714    $158,803,692    $159,023,164
                                                            ============    ============    ============
Investments in shares of The Trusts, at cost..............  $152,437,971    $170,556,091    $183,599,161
The Trusts shares held
 Class A..................................................        17,230      13,678,340              --
 Class B..................................................    14,896,978       3,947,618      18,855,160

                                                            EQ/T. ROWE PRICE    EQ/TEMPLETON   EQ/UBS GROWTH
                                                              GROWTH STOCK     GLOBAL EQUITY     AND INCOME
                                                           ------------------ --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........     $96,907,316      $27,977,958     $20,745,622
Receivable for The Trusts shares sold.....................              --           10,033              --
Receivable for policy-related transactions................         119,756               --          81,685
                                                               -----------      -----------     -----------
  Total assets............................................      97,027,072       27,987,991      20,827,307
                                                               -----------      -----------     -----------
Liabilities:
Payable for The Trusts shares purchased...................         119,668               --          81,685
Payable for policy-related transactions...................              --           10,044              --
                                                               -----------      -----------     -----------
  Total liabilities.......................................         119,668           10,044          81,685
                                                               -----------      -----------     -----------
Net Assets................................................     $96,907,404      $27,977,947     $20,745,622
                                                               ===========      ===========     ===========
Net Assets:
Accumulation Units........................................      96,907,404       27,971,886      20,744,928
Contracts in payout (annuitization) period................              --               --              --
Retained by AXA Equitable in Separate Account A...........              --            6,061             694
                                                               -----------      -----------     -----------
Total net assets..........................................     $96,907,404      $27,977,947     $20,745,622
                                                               ===========      ===========     ===========
Investments in shares of The Trusts, at cost..............     $98,673,359      $29,241,431     $21,473,379
The Trusts shares held
 Class A..................................................              --               --              --
 Class B..................................................       5,483,207        3,449,256       3,913,306

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                        EQ/VAN KAMPEN   EQ/VAN KAMPEN      MULTIMANAGER
                                                          COMSTOCK     MID CAP GROWTH   AGGRESSIVE EQUITY
                                                       -------------- ---------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value....  $18,994,433      $84,828,192       $562,001,501
Receivable for The Trusts shares sold.................           --               --                 --
Receivable for policy-related transactions............      128,120          198,311            202,467
                                                        -----------      -----------       ------------
  Total assets........................................   19,122,553       85,026,503        562,203,968
                                                        -----------      -----------       ------------
Liabilities:
Payable for The Trusts shares purchased...............      127,946          198,485            152,175
Payable for policy-related transactions...............           --               --                 --
                                                        -----------      -----------       ------------
  Total liabilities...................................      127,946          198,485            152,175
                                                        -----------      -----------       ------------
Net Assets............................................  $18,994,607      $84,828,018       $562,051,793
                                                        ===========      ===========       ============
Net Assets:
Accumulation Units....................................   18,994,607       84,821,508        560,990,421
Contracts in payout (annuitization) period............           --               --          1,015,843
Retained by AXA Equitable in Separate Account A.......           --            6,510             45,529
                                                        -----------      -----------       ------------
Total net assets......................................  $18,994,607      $84,828,018       $562,051,793
                                                        ===========      ===========       ============
Investments in shares of The Trusts, at cost..........  $18,772,855      $73,185,591       $726,346,628
The Trusts shares held
 Class A..............................................           --               --         23,305,251
 Class B..............................................    2,263,323        6,529,992            770,480

                                                        MULTIMANAGER       MULTIMANAGER           MULTIMANAGER
                                                          CORE BOND    INTERNATIONAL EQUITY   LARGE CAP CORE EQUITY
                                                       -------------- ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value....  $86,991,865         $74,904,781            $15,032,374
Receivable for The Trusts shares sold.................           --                  --                     --
Receivable for policy-related transactions............       25,742              22,524                  9,293
                                                        -----------         -----------            -----------
  Total assets........................................   87,017,607          74,927,305             15,041,667
                                                        -----------         -----------            -----------
Liabilities:
Payable for The Trusts shares purchased...............       25,742              22,524                  9,293
Payable for policy-related transactions...............           --                  --                     --
                                                        -----------         -----------            -----------
  Total liabilities...................................       25,742              22,524                  9,293
                                                        -----------         -----------            -----------
Net Assets............................................  $86,991,865         $74,904,781            $15,032,374
                                                        ===========         ===========            ===========
Net Assets:
Accumulation Units....................................   86,979,611          74,899,915             15,024,220
Contracts in payout (annuitization) period............           --                  --                     --
Retained by AXA Equitable in Separate Account A.......       12,254               4,866                  8,154
                                                        -----------         -----------            -----------
Total net assets......................................  $86,991,865         $74,904,781            $15,032,374
                                                        ===========         ===========            ===========
Investments in shares of The Trusts, at cost..........  $86,083,239         $91,535,444            $17,543,939
The Trusts shares held
 Class A..............................................           --                  --                     --
 Class B..............................................    8,444,741           7,062,586              1,644,190

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                              MULTIMANAGER       MULTIMANAGER
                                                            LARGE CAP GROWTH   LARGE CAP VALUE
                                                           ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value........     $29,871,256       $55,670,745
Receivable for The Trusts shares sold.....................              --            38,334
Receivable for policy-related transactions................          20,776                --
                                                               -----------       -----------
  Total assets............................................      29,892,032        55,709,079
                                                               -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................          20,776                --
Payable for policy-related transactions...................              --            38,334
                                                               -----------       -----------
  Total liabilities.......................................          20,776            38,334
                                                               -----------       -----------
Net Assets................................................     $29,871,256       $55,670,745
                                                               ===========       ===========
Net Assets:
Accumulation Units........................................      29,869,675        55,659,480
Contracts in payout (annuitization) period................              --                --
Retained by AXA Equitable in Separate Account A...........           1,581            11,265
                                                               -----------       -----------
Total net assets..........................................     $29,871,256       $55,670,745
                                                               ===========       ===========
Investments in shares of The Trusts, at cost..............     $34,172,782       $64,433,497
The Trusts shares held
 Class A..................................................              --                --
 Class B..................................................       4,149,003         6,384,661

                                                             MULTIMANAGER     MULTIMANAGER      MULTIMANAGER       MULTIMANAGER
                                                            MID CAP GROWTH   MID CAP VALUE   MULTI-SECTOR BOND   SMALL CAP GROWTH
                                                           ---------------- --------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........    $64,450,106     $60,258,390       $116,012,162       $44,070,473
Receivable for The Trusts shares sold.....................             --              --             99,120                --
Receivable for policy-related transactions................         20,773           7,416                 --            53,712
                                                              -----------     -----------       ------------       -----------
  Total assets............................................     64,470,879      60,265,806        116,111,282        44,124,185
                                                              -----------     -----------       ------------       -----------
Liabilities:
Payable for The Trusts shares purchased...................         20,614           7,416                 --            22,390
Payable for policy-related transactions...................             --              --             96,276                --
                                                              -----------     -----------       ------------       -----------
  Total liabilities.......................................         20,614           7,416             96,276            22,390
                                                              -----------     -----------       ------------       -----------
Net Assets................................................    $64,450,265     $60,258,390       $116,015,006       $44,101,795
                                                              ===========     ===========       ============       ===========
Net Assets:
Accumulation Units........................................     64,442,315      60,246,028        115,500,025        43,863,347
Contracts in payout (annuitization) period................             --              --            468,417                --
Retained by AXA Equitable in Separate Account A...........          7,950          12,362             46,564           238,448
                                                              -----------     -----------       ------------       -----------
Total net assets..........................................    $64,450,265     $60,258,390       $116,015,006       $44,101,795
                                                              ===========     ===========       ============       ===========
Investments in shares of The Trusts, at cost..............    $72,996,315     $63,766,622       $155,522,457       $47,217,643
The Trusts shares held
 Class A..................................................             --              --         23,992,627                --
 Class B..................................................      9,097,931       7,572,626          7,052,827         6,372,820

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                              MULTIMANAGER    MULTIMANAGER
                                                            SMALL CAP VALUE    TECHNOLOGY
                                                           ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........    $119,168,900    $114,358,320
Receivable for The Trusts shares sold.....................              --              --
Receivable for policy-related transactions................           6,803         189,414
                                                              ------------    ------------
  Total assets............................................     119,175,703     114,547,734
                                                              ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................           6,803         189,414
Payable for policy-related transactions...................              --              --
                                                              ------------    ------------
  Total liabilities.......................................           6,803         189,414
                                                              ------------    ------------
Net Assets................................................    $119,168,900    $114,358,320
                                                              ============    ============
Net Assets:
Accumulation Units........................................     119,150,993     114,338,106
Contracts in payout (annuitization) period................              --              --
Retained by AXA Equitable in Separate Account A...........          17,907          20,214
                                                              ------------    ------------
Total net assets..........................................    $119,168,900    $114,358,320
                                                              ============    ============
Investments in shares of The Trusts, at cost..............    $154,287,768    $107,932,171
The Trusts shares held
 Class A..................................................              --              --
 Class B..................................................      13,726,170      10,508,695


                                                            TARGET 2015   TARGET 2025   TARGET 2035   TARGET 2045
                                                             ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION
                                                           ------------- ------------- ------------- -------------
Assets:
Investments in shares of The Trusts, at fair value........  $15,925,832   $20,037,885   $14,883,451   $10,042,723
Receivable for The Trusts shares sold.....................           --            --            --            --
Receivable for policy-related transactions................       36,576        10,908         2,373         7,922
                                                            -----------   -----------   -----------   -----------
  Total assets............................................   15,962,408    20,048,793    14,885,824    10,050,645
                                                            -----------   -----------   -----------   -----------
Liabilities:
Payable for The Trusts shares purchased...................       36,576        10,908         2,373         7,922
Payable for policy-related transactions...................           --            --            --            --
                                                            -----------   -----------   -----------   -----------
  Total liabilities.......................................       36,576        10,908         2,373         7,922
                                                            -----------   -----------   -----------   -----------
Net Assets................................................  $15,925,832   $20,037,885   $14,883,451   $10,042,723
                                                            ===========   ===========   ===========   ===========
Net Assets:
Accumulation Units........................................   15,921,627    20,037,427    14,876,074    10,042,407
Contracts in payout (annuitization) period................           --            --            --            --
Retained by AXA Equitable in Separate Account A...........        4,205           458         7,377           316
                                                            -----------   -----------   -----------   -----------
Total net assets..........................................  $15,925,832   $20,037,885   $14,883,451   $10,042,723
                                                            ===========   ===========   ===========   ===========
Investments in shares of The Trusts, at cost..............  $15,981,708   $20,665,280   $15,066,743   $ 9,826,155
The Trusts shares held
 Class A..................................................           --            --            --            --
 Class B..................................................    1,917,524     2,480,168     1,866,414     1,318,161

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

                          (Continued)



                                            Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
ALL ASSET ALLOCATION....................      0.00%  B               $ 104.89                --
ALL ASSET ALLOCATION....................      0.25%  B               $ 104.81                --
ALL ASSET ALLOCATION....................      0.50%  B               $ 104.73                --
ALL ASSET ALLOCATION....................      0.70%  B               $ 104.67                --
ALL ASSET ALLOCATION....................      0.80%  B               $ 104.64                --
ALL ASSET ALLOCATION....................      0.90%  B               $ 104.60                 1
ALL ASSET ALLOCATION....................      0.95%  B               $ 104.59                --
ALL ASSET ALLOCATION....................      1.00%  B               $ 104.57                --
ALL ASSET ALLOCATION....................      1.10%  B               $ 104.54                --
ALL ASSET ALLOCATION....................      1.20%  B               $ 104.51                 3
ALL ASSET ALLOCATION....................      1.25%  B               $ 104.49                 1
ALL ASSET ALLOCATION....................      1.34%  B               $ 104.46                15
ALL ASSET ALLOCATION....................      1.45%  B               $ 104.43                --

AXA AGGRESSIVE ALLOCATION...............      0.00%  B               $ 128.17                --
AXA AGGRESSIVE ALLOCATION...............      0.25%  B               $ 126.18                --
AXA AGGRESSIVE ALLOCATION...............      0.50%  B               $ 124.22                 2
AXA AGGRESSIVE ALLOCATION...............      0.70%  B               $ 122.66                 3
AXA AGGRESSIVE ALLOCATION...............      0.80%  B               $ 149.16                --
AXA AGGRESSIVE ALLOCATION...............      0.90%  B               $ 121.13                70
AXA AGGRESSIVE ALLOCATION...............      0.95%  B               $ 120.75               164
AXA AGGRESSIVE ALLOCATION...............      1.00%  B               $ 120.37                --
AXA AGGRESSIVE ALLOCATION...............      1.10%  B               $ 119.61                57
AXA AGGRESSIVE ALLOCATION...............      1.20%  B               $ 118.85               240
AXA AGGRESSIVE ALLOCATION...............      1.25%  B               $  73.29                36
AXA AGGRESSIVE ALLOCATION...............      1.30%  B               $  82.62                29
AXA AGGRESSIVE ALLOCATION...............      1.34%  B               $ 117.80             1,646
AXA AGGRESSIVE ALLOCATION...............      1.35%  B               $ 117.73                 7
AXA AGGRESSIVE ALLOCATION...............      1.45%  B               $ 116.99                 1

AXA BALANCED STRATEGY...................      1.10%  A               $ 102.65                 2
AXA BALANCED STRATEGY...................      1.25%  A               $ 102.60                 2
AXA BALANCED STRATEGY...................      1.25%  B               $ 110.45                13
AXA BALANCED STRATEGY...................      1.30%  B               $ 110.42                38

AXA CONSERVATIVE ALLOCATION.............      0.00%  B               $ 122.45                --
AXA CONSERVATIVE ALLOCATION.............      0.25%  B               $ 120.55                --
AXA CONSERVATIVE ALLOCATION.............      0.50%  B               $ 118.67                --
AXA CONSERVATIVE ALLOCATION.............      0.70%  B               $ 117.19                --
AXA CONSERVATIVE ALLOCATION.............      0.80%  B               $ 114.25                --
AXA CONSERVATIVE ALLOCATION.............      0.90%  B               $ 115.72                12
AXA CONSERVATIVE ALLOCATION.............      0.95%  B               $ 115.36                73
AXA CONSERVATIVE ALLOCATION.............      1.00%  B               $ 115.00                --
AXA CONSERVATIVE ALLOCATION.............      1.10%  B               $ 114.27                17
AXA CONSERVATIVE ALLOCATION.............      1.20%  B               $ 113.55               137
AXA CONSERVATIVE ALLOCATION.............      1.25%  B               $  97.99                68
AXA CONSERVATIVE ALLOCATION.............      1.30%  B               $ 100.95                16
AXA CONSERVATIVE ALLOCATION.............      1.34%  B               $ 112.55               378
AXA CONSERVATIVE ALLOCATION.............      1.35%  B               $ 112.48                --
AXA CONSERVATIVE ALLOCATION.............      1.45%  B               $ 111.77                --

AXA CONSERVATIVE GROWTH STRATEGY........      1.25%  B               $ 109.25                 4
AXA CONSERVATIVE GROWTH STRATEGY........      1.30%  B               $ 109.22                 6

AXA CONSERVATIVE STRATEGY...............      1.25%  B               $ 105.46                --
AXA CONSERVATIVE STRATEGY...............      1.30%  B               $ 105.43                 3

AXA CONSERVATIVE-PLUS ALLOCATION........      0.00%  B               $ 122.96                --
AXA CONSERVATIVE-PLUS ALLOCATION........      0.25%  B               $ 121.05                --

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
AXA CONSERVATIVE-PLUS ALLOCATION........      0.50%  B               $ 119.17                 --
AXA CONSERVATIVE-PLUS ALLOCATION........      0.70%  B               $ 117.67                  2
AXA CONSERVATIVE-PLUS ALLOCATION........      0.80%  B               $ 123.27                 --
AXA CONSERVATIVE-PLUS ALLOCATION........      0.90%  B               $ 116.20                 28
AXA CONSERVATIVE-PLUS ALLOCATION........      0.95%  B               $ 115.84                 61
AXA CONSERVATIVE-PLUS ALLOCATION........      1.00%  B               $ 115.47                 --
AXA CONSERVATIVE-PLUS ALLOCATION........      1.10%  B               $ 114.75                 25
AXA CONSERVATIVE-PLUS ALLOCATION........      1.20%  B               $ 114.02                173
AXA CONSERVATIVE-PLUS ALLOCATION........      1.25%  B               $  90.69                 55
AXA CONSERVATIVE-PLUS ALLOCATION........      1.30%  B               $  95.68                 26
AXA CONSERVATIVE-PLUS ALLOCATION........      1.34%  B               $ 113.02                685
AXA CONSERVATIVE-PLUS ALLOCATION........      1.35%  B               $ 112.94                  1
AXA CONSERVATIVE-PLUS ALLOCATION........      1.45%  B               $ 112.23                 --

AXA GROWTH STRATEGY.....................      1.10%  A               $ 103.79                  7
AXA GROWTH STRATEGY.....................      1.25%  A               $ 103.74                  7

AXA MODERATE ALLOCATION.................      0.25%  A               $ 120.35                 --
AXA MODERATE ALLOCATION.................      0.50%  A               $  96.11                 --
AXA MODERATE ALLOCATION.................      0.70%  A               $ 155.35                  8
AXA MODERATE ALLOCATION.................      0.90%  A               $ 185.70                113
AXA MODERATE ALLOCATION.................      1.00%  A               $ 194.37                 --
AXA MODERATE ALLOCATION.................      1.20%  A               $ 164.76                 62
AXA MODERATE ALLOCATION.................      1.35%  A               $ 193.89              1,369
AXA MODERATE ALLOCATION.................      1.35%  A               $ 195.12                 46
AXA MODERATE ALLOCATION.................      1.45%  A               $ 124.54                  4
AXA MODERATE ALLOCATION.................      1.75%  A               $  58.09             17,262
AXA MODERATE ALLOCATION.................      0.25%  B               $ 114.11                 --
AXA MODERATE ALLOCATION.................      0.50%  B               $ 111.49                  3
AXA MODERATE ALLOCATION.................      0.70%  B               $ 119.94                 15
AXA MODERATE ALLOCATION.................      0.80%  B               $ 128.11                 --
AXA MODERATE ALLOCATION.................      0.90%  B               $ 116.47                 15
AXA MODERATE ALLOCATION.................      0.90%  B               $ 130.72                 19
AXA MODERATE ALLOCATION.................      0.95%  B               $ 116.86                300
AXA MODERATE ALLOCATION.................      1.00%  B               $ 129.13                 --
AXA MODERATE ALLOCATION.................      1.10%  B               $ 115.04                 97
AXA MODERATE ALLOCATION.................      1.20%  B               $ 124.58                826
AXA MODERATE ALLOCATION.................      1.25%  B               $  85.64                164
AXA MODERATE ALLOCATION.................      1.30%  B               $  92.97                146

AXA MODERATE-PLUS ALLOCATION............      0.00%  B               $ 130.81                 --
AXA MODERATE-PLUS ALLOCATION............      0.25%  B               $ 128.78                 --
AXA MODERATE-PLUS ALLOCATION............      0.50%  B               $ 126.77                  5
AXA MODERATE-PLUS ALLOCATION............      0.70%  B               $ 125.19                  6
AXA MODERATE-PLUS ALLOCATION............      0.80%  B               $ 138.21                 --
AXA MODERATE-PLUS ALLOCATION............      0.90%  B               $ 123.62                160
AXA MODERATE-PLUS ALLOCATION............      0.95%  B               $ 123.23                440
AXA MODERATE-PLUS ALLOCATION............      1.00%  B               $ 122.85                 --
AXA MODERATE-PLUS ALLOCATION............      1.10%  B               $ 122.07                139
AXA MODERATE-PLUS ALLOCATION............      1.20%  B               $ 121.30                652
AXA MODERATE-PLUS ALLOCATION............      1.25%  B               $  80.22                109
AXA MODERATE-PLUS ALLOCATION............      1.30%  B               $  88.27                176
AXA MODERATE-PLUS ALLOCATION............      1.34%  B               $ 120.23              3,923
AXA MODERATE-PLUS ALLOCATION............      1.35%  B               $ 120.15                 11
AXA MODERATE-PLUS ALLOCATION............      1.45%  B               $ 119.39                  1

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                Contract
                                                charges   Share Class   Unit Value   Units Outstanding (000s)
                                               --------- ------------- ------------ -------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.25%  A               $ 134.13                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.50%  A               $  73.60                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.70%  A               $ 115.64                 5
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.90%  A               $ 123.91                45
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.00%  A               $ 126.76                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.20%  A               $ 108.95                31
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.34%  A               $ 121.08             3,660
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.35%  A               $ 120.90                49
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.45%  A               $  94.48                 4
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.25%  B               $  99.03                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.50%  B               $  96.76                 2
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.70%  B               $  99.70                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.80%  B               $ 162.82                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.90%  B               $ 101.19                10
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.95%  B               $  97.14               213
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.00%  B               $ 147.85                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.10%  B               $  95.63                11
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.20%  B               $  94.40               384
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.25%  B               $  58.87                39
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.30%  B               $  71.20                17

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.25%  A               $ 144.85                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.50%  A               $  90.30                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.70%  A               $ 133.00                 3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.90%  A               $ 166.93                11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.00%  A               $ 164.81                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.20%  A               $ 160.64                 9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.34%  A               $ 157.78             1,367
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.35%  A               $ 157.57                11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.45%  A               $ 114.27                 2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.25%  B               $  88.85                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.50%  B               $  86.81                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.70%  B               $ 143.59                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.80%  B               $ 158.66                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.90%  B               $ 118.65                 4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.95%  B               $ 139.89                96
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.00%  B               $ 151.85                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.10%  B               $ 137.72                 3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.20%  B               $ 114.32               181
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.25%  B               $  72.69                10
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.30%  B               $  87.36                 7

EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.00%  B               $  81.05                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.00%  B               $  84.79                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.25%  B               $  84.09                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.50%  B               $  83.39                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.70%  B               $  82.84                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.80%  B               $ 170.98                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.90%  B               $  82.29                 2
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.95%  B               $  82.15                 6
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.00%  B               $  82.01                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.10%  B               $  81.74                 3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.20%  B               $  81.46                15
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.25%  B               $  68.08                 3

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                               Contract
                                               charges   Share Class   Unit Value   Units Outstanding (000s)
                                              --------- ------------- ------------ -------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.......      1.30%  B              $  77.48                  1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.......      1.34%  B              $  81.08                114
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.......      1.45%  B              $  80.78                 --

EQ/BLACKROCK BASIC VALUE EQUITY............      0.25%  B              $ 132.53                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      0.50%  B              $ 129.48                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      0.70%  B              $ 161.67                  4
EQ/BLACKROCK BASIC VALUE EQUITY............      0.80%  B              $ 151.80                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      0.90%  B              $ 154.34                  4
EQ/BLACKROCK BASIC VALUE EQUITY............      0.90%  B              $ 157.97                 22
EQ/BLACKROCK BASIC VALUE EQUITY............      0.95%  B              $ 131.22                133
EQ/BLACKROCK BASIC VALUE EQUITY............      1.00%  B              $ 156.16                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      1.10%  B              $ 154.36                 13
EQ/BLACKROCK BASIC VALUE EQUITY............      1.20%  B              $ 151.42                251
EQ/BLACKROCK BASIC VALUE EQUITY............      1.20%  B              $ 152.57                 14
EQ/BLACKROCK BASIC VALUE EQUITY............      1.25%  B              $  73.91                 61
EQ/BLACKROCK BASIC VALUE EQUITY............      1.30%  B              $  83.84                  7
EQ/BLACKROCK BASIC VALUE EQUITY............      1.34%  B              $ 194.39              1,328
EQ/BLACKROCK BASIC VALUE EQUITY............      1.35%  B              $ 149.93                  7
EQ/BLACKROCK BASIC VALUE EQUITY............      1.45%  B              $ 147.09                  1

EQ/BLACKROCK INTERNATIONAL VALUE...........      0.25%  B              $ 109.66                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.50%  B              $ 107.14                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.70%  B              $ 130.43                 22
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.80%  B              $ 163.77                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.90%  B              $ 127.74                 36
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.95%  B              $ 127.07                136
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.00%  B              $ 126.41                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.10%  B              $ 125.09                  8
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.20%  B              $ 123.78                175
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.25%  B              $  71.27                 23
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.30%  B              $  82.38                  8
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.34%  B              $ 121.98              1,655
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.35%  B              $ 121.85                 10
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.45%  B              $ 132.01                  1

EQ/BOSTON ADVISORS EQUITY INCOME...........      0.00%  B              $ 103.43                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.25%  B              $ 102.09                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.50%  B              $ 100.76                  1
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.70%  B              $  99.70                  1
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.80%  B              $ 145.23                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.90%  B              $  98.66                  8
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.95%  B              $  98.40                 40
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.00%  B              $  98.14                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.10%  B              $  97.62                  5
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.20%  B              $  97.11                 68
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.25%  B              $  69.71                  8
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.30%  B              $  78.71                  7
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.34%  B              $  96.39                385
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.35%  B              $  96.34                  1
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.45%  B              $  95.83                 --

EQ/CALVERT SOCIALLY RESPONSIBLE............      0.25%  B              $  68.95                 --
EQ/CALVERT SOCIALLY RESPONSIBLE............      0.50%  B              $  67.36                 --
EQ/CALVERT SOCIALLY RESPONSIBLE............      0.70%  B              $  74.66                  2
EQ/CALVERT SOCIALLY RESPONSIBLE............      0.80%  B              $ 146.29                 --

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                           Contract
                                           charges   Share Class   Unit Value   Units Outstanding (000s)
                                          --------- ------------- ------------ -------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE........      0.90%  B              $  73.12                  4
EQ/CALVERT SOCIALLY RESPONSIBLE........      0.95%  B              $  93.26                  4
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.00%  B              $  72.36                 --
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.10%  B              $  71.60                  1
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.20%  B              $  70.85                 15
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.25%  B              $  71.04                  1
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.30%  B              $  78.30                 --
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.34%  B              $  69.81                240
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.35%  B              $  69.74                 --
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.45%  B              $  89.44                 --

EQ/CAPITAL GUARDIAN GROWTH.............      0.25%  B              $  58.69                 --
EQ/CAPITAL GUARDIAN GROWTH.............      0.50%  B              $  57.26                 --
EQ/CAPITAL GUARDIAN GROWTH.............      0.70%  B              $  64.90                  1
EQ/CAPITAL GUARDIAN GROWTH.............      0.80%  B              $ 149.32                 --
EQ/CAPITAL GUARDIAN GROWTH.............      0.90%  B              $  63.56                  7
EQ/CAPITAL GUARDIAN GROWTH.............      0.95%  B              $  63.23                 20
EQ/CAPITAL GUARDIAN GROWTH.............      1.00%  B              $  62.90                 --
EQ/CAPITAL GUARDIAN GROWTH.............      1.10%  B              $  62.24                  3
EQ/CAPITAL GUARDIAN GROWTH.............      1.20%  B              $  61.59                 39
EQ/CAPITAL GUARDIAN GROWTH.............      1.25%  B              $  75.30                  1
EQ/CAPITAL GUARDIAN GROWTH.............      1.30%  B              $  82.04                 --
EQ/CAPITAL GUARDIAN GROWTH.............      1.34%  B              $  60.69                212
EQ/CAPITAL GUARDIAN GROWTH.............      1.35%  B              $  60.63                 --
EQ/CAPITAL GUARDIAN GROWTH.............      1.45%  B              $  80.66                 --

EQ/CAPITAL GUARDIAN RESEARCH...........      0.00%  B              $ 117.23                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.25%  B              $ 101.97                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.50%  B              $  99.62                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.70%  B              $ 108.99                  2
EQ/CAPITAL GUARDIAN RESEARCH...........      0.80%  B              $ 152.88                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.90%  B              $ 106.74                 24
EQ/CAPITAL GUARDIAN RESEARCH...........      0.95%  B              $ 106.19                 70
EQ/CAPITAL GUARDIAN RESEARCH...........      1.00%  B              $ 105.63                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      1.10%  B              $ 104.53                  1
EQ/CAPITAL GUARDIAN RESEARCH...........      1.20%  B              $ 103.44                277
EQ/CAPITAL GUARDIAN RESEARCH...........      1.25%  B              $  72.65                 34
EQ/CAPITAL GUARDIAN RESEARCH...........      1.30%  B              $  79.37                  1
EQ/CAPITAL GUARDIAN RESEARCH...........      1.34%  B              $ 101.93              1,168
EQ/CAPITAL GUARDIAN RESEARCH...........      1.35%  B              $ 101.82                  5
EQ/CAPITAL GUARDIAN RESEARCH...........      1.45%  B              $ 100.76                  2

EQ/COMMON STOCK INDEX..................      0.25%  A              $ 134.77                 --
EQ/COMMON STOCK INDEX..................      0.50%  A              $  77.16                  1
EQ/COMMON STOCK INDEX..................      0.70%  A              $ 117.35                 20
EQ/COMMON STOCK INDEX..................      0.90%  A              $ 165.98                 62
EQ/COMMON STOCK INDEX..................      1.00%  A              $ 177.90                 --
EQ/COMMON STOCK INDEX..................      1.00%  A              $ 371.69                 80
EQ/COMMON STOCK INDEX..................      1.00%  A              $ 402.62                 28
EQ/COMMON STOCK INDEX..................      1.20%  A              $ 136.48                 31
EQ/COMMON STOCK INDEX..................      1.35%  A              $ 209.74              1,725
EQ/COMMON STOCK INDEX..................      1.35%  A              $ 219.15                 56
EQ/COMMON STOCK INDEX..................      1.45%  A              $  84.37                 23
EQ/COMMON STOCK INDEX..................      1.75%  A              $ 271.80              5,706
EQ/COMMON STOCK INDEX..................      0.25%  B              $  76.81                 --

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/COMMON STOCK INDEX............      0.50%  B              $  75.05                 --
EQ/COMMON STOCK INDEX............      0.70%  B              $  77.72                  5
EQ/COMMON STOCK INDEX............      0.80%  B              $ 151.84                 --
EQ/COMMON STOCK INDEX............      0.90%  B              $  79.72                 23
EQ/COMMON STOCK INDEX............      0.90%  B              $  89.22                  8
EQ/COMMON STOCK INDEX............      0.95%  B              $  75.72                314
EQ/COMMON STOCK INDEX............      1.00%  B              $ 130.38                 --
EQ/COMMON STOCK INDEX............      1.10%  B              $  74.54                  8
EQ/COMMON STOCK INDEX............      1.20%  B              $  84.41                781
EQ/COMMON STOCK INDEX............      1.25%  B              $  66.85                 28
EQ/COMMON STOCK INDEX............      1.30%  B              $  74.64                 22

EQ/CORE BOND INDEX...............      0.25%  B              $ 117.44                 --
EQ/CORE BOND INDEX...............      0.50%  B              $ 115.08                 --
EQ/CORE BOND INDEX...............      0.70%  B              $ 113.23                  6
EQ/CORE BOND INDEX...............      0.80%  B              $ 104.89                 --
EQ/CORE BOND INDEX...............      0.90%  B              $ 111.40                 13
EQ/CORE BOND INDEX...............      0.95%  B              $ 110.95                177
EQ/CORE BOND INDEX...............      1.00%  B              $ 110.50                 --
EQ/CORE BOND INDEX...............      1.10%  B              $ 109.60                  8
EQ/CORE BOND INDEX...............      1.20%  B              $ 108.70                139
EQ/CORE BOND INDEX...............      1.25%  B              $  93.17                 16
EQ/CORE BOND INDEX...............      1.30%  B              $  93.34                  5
EQ/CORE BOND INDEX...............      1.34%  B              $ 107.47                799
EQ/CORE BOND INDEX...............      1.35%  B              $ 107.38                 --
EQ/CORE BOND INDEX...............      1.45%  B              $ 106.50                 --

EQ/DAVIS NEW YORK VENTURE........      0.00%  B              $  78.85                 --
EQ/DAVIS NEW YORK VENTURE........      0.00%  B              $  87.13                  2
EQ/DAVIS NEW YORK VENTURE........      0.25%  B              $ 126.18                 --
EQ/DAVIS NEW YORK VENTURE........      0.25%  B              $ 138.93                 --
EQ/DAVIS NEW YORK VENTURE........      0.50%  B              $  77.82                 --
EQ/DAVIS NEW YORK VENTURE........      0.70%  B              $  77.40                 --
EQ/DAVIS NEW YORK VENTURE........      0.80%  B              $ 156.79                 --
EQ/DAVIS NEW YORK VENTURE........      0.90%  B              $  77.00                  6
EQ/DAVIS NEW YORK VENTURE........      0.90%  B              $  88.46                 --
EQ/DAVIS NEW YORK VENTURE........      0.95%  B              $  76.89                 28
EQ/DAVIS NEW YORK VENTURE........      1.00%  B              $  88.16                 --
EQ/DAVIS NEW YORK VENTURE........      1.00%  B              $ 156.54                 --
EQ/DAVIS NEW YORK VENTURE........      1.10%  B              $  83.63                  8
EQ/DAVIS NEW YORK VENTURE........      1.20%  B              $  76.38                 36
EQ/DAVIS NEW YORK VENTURE........      1.25%  B              $  75.46                  8
EQ/DAVIS NEW YORK VENTURE........      1.30%  B              $  76.29                  2
EQ/DAVIS NEW YORK VENTURE........      1.34%  B              $  76.10                191
EQ/DAVIS NEW YORK VENTURE........      1.34%  B              $  87.16                 --
EQ/DAVIS NEW YORK VENTURE........      1.45%  B              $  75.88                 --

EQ/EQUITY 500 INDEX..............      0.25%  A              $ 131.81                 --
EQ/EQUITY 500 INDEX..............      0.50%  A              $  84.82                 --
EQ/EQUITY 500 INDEX..............      0.70%  A              $ 129.53                 11
EQ/EQUITY 500 INDEX..............      0.90%  A              $ 183.42                 42
EQ/EQUITY 500 INDEX..............      1.00%  A              $ 205.58                 --
EQ/EQUITY 500 INDEX..............      1.20%  A              $ 151.14                 45
EQ/EQUITY 500 INDEX..............      1.34%  A              $ 248.75              2,527
EQ/EQUITY 500 INDEX..............      1.35%  A              $ 248.35                 26

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/EQUITY 500 INDEX..............      1.45%  A              $  93.93                  9
EQ/EQUITY 500 INDEX..............      0.25%  B              $  86.26                 --
EQ/EQUITY 500 INDEX..............      0.50%  B              $  84.28                 --
EQ/EQUITY 500 INDEX..............      0.70%  B              $  85.37                 19
EQ/EQUITY 500 INDEX..............      0.80%  B              $ 149.43                 --
EQ/EQUITY 500 INDEX..............      0.90%  B              $  98.92                 12
EQ/EQUITY 500 INDEX..............      0.95%  B              $  83.17                180
EQ/EQUITY 500 INDEX..............      1.00%  B              $ 126.06                 --
EQ/EQUITY 500 INDEX..............      1.10%  B              $  81.88                 21
EQ/EQUITY 500 INDEX..............      1.20%  B              $  93.97                572
EQ/EQUITY 500 INDEX..............      1.25%  B              $  73.10                 77
EQ/EQUITY 500 INDEX..............      1.30%  B              $  82.05                 10

EQ/EQUITY GROWTH PLUS............      0.25%  B              $ 140.50                 --
EQ/EQUITY GROWTH PLUS............      0.50%  B              $ 137.63                  1
EQ/EQUITY GROWTH PLUS............      0.70%  B              $ 135.36                  6
EQ/EQUITY GROWTH PLUS............      0.80%  B              $ 147.19                 --
EQ/EQUITY GROWTH PLUS............      0.90%  B              $ 133.13                 41
EQ/EQUITY GROWTH PLUS............      0.95%  B              $ 132.58                198
EQ/EQUITY GROWTH PLUS............      1.00%  B              $ 132.03                 --
EQ/EQUITY GROWTH PLUS............      1.10%  B              $ 130.93                 15
EQ/EQUITY GROWTH PLUS............      1.20%  B              $ 129.84                315
EQ/EQUITY GROWTH PLUS............      1.25%  B              $  80.42                 34
EQ/EQUITY GROWTH PLUS............      1.30%  B              $  87.94                 13
EQ/EQUITY GROWTH PLUS............      1.34%  B              $ 128.33              2,138
EQ/EQUITY GROWTH PLUS............      1.35%  B              $ 128.22                  3
EQ/EQUITY GROWTH PLUS............      1.45%  B              $ 127.16                  1

EQ/EVERGREEN OMEGA...............      0.25%  B              $ 103.09                 --
EQ/EVERGREEN OMEGA...............      0.50%  B              $ 100.72                 --
EQ/EVERGREEN OMEGA...............      0.70%  B              $ 102.07                  3
EQ/EVERGREEN OMEGA...............      0.80%  B              $ 152.54                 --
EQ/EVERGREEN OMEGA...............      0.90%  B              $  99.96                  3
EQ/EVERGREEN OMEGA...............      0.95%  B              $  99.44                 40
EQ/EVERGREEN OMEGA...............      1.00%  B              $  98.92                 --
EQ/EVERGREEN OMEGA...............      1.10%  B              $  97.89                 10
EQ/EVERGREEN OMEGA...............      1.20%  B              $  96.86                 60
EQ/EVERGREEN OMEGA...............      1.25%  B              $  98.37                 13
EQ/EVERGREEN OMEGA...............      1.30%  B              $ 112.70                  1
EQ/EVERGREEN OMEGA...............      1.34%  B              $  95.45                354
EQ/EVERGREEN OMEGA...............      1.35%  B              $  95.35                 --
EQ/EVERGREEN OMEGA...............      1.45%  B              $  94.35                 --

EQ/FRANKLIN CORE BALANCED........      0.00%  B              $  95.14                 --
EQ/FRANKLIN CORE BALANCED........      0.25%  B              $  94.36                 --
EQ/FRANKLIN CORE BALANCED........      0.50%  B              $  93.57                 --
EQ/FRANKLIN CORE BALANCED........      0.70%  B              $  92.95                  2
EQ/FRANKLIN CORE BALANCED........      0.80%  B              $ 142.97                 --
EQ/FRANKLIN CORE BALANCED........      0.90%  B              $  92.33                  8
EQ/FRANKLIN CORE BALANCED........      0.95%  B              $  92.18                 68
EQ/FRANKLIN CORE BALANCED........      1.00%  B              $  92.03                 --
EQ/FRANKLIN CORE BALANCED........      1.10%  B              $  91.72                  7
EQ/FRANKLIN CORE BALANCED........      1.20%  B              $  91.41                120
EQ/FRANKLIN CORE BALANCED........      1.25%  B              $  84.02                 13
EQ/FRANKLIN CORE BALANCED........      1.30%  B              $  89.72                 17

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                             Contract
                                             charges   Share Class   Unit Value   Units Outstanding (000s)
                                            --------- ------------- ------------ -------------------------
EQ/FRANKLIN CORE BALANCED................      1.34%  B              $  90.98                615
EQ/FRANKLIN CORE BALANCED................      1.35%  B              $  90.95                 --
EQ/FRANKLIN CORE BALANCED................      1.45%  B              $  90.65                 --

EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.00%  B              $  77.81                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.25%  B              $ 133.67                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.50%  B              $  76.79                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.70%  B              $  76.39                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.80%  B              $ 146.85                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.90%  B              $  75.98                  6
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.95%  B              $  75.88                 47
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.00%  B              $ 146.61                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.10%  B              $  84.97                 10
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.20%  B              $  75.38                 86
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.25%  B              $  74.62                  7
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.30%  B              $  75.29                 17
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.34%  B              $  75.10                389
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.45%  B              $  74.88                 --

EQ/GAMCO MERGERS AND ACQUISITIONS........      0.00%  B              $ 123.62                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.25%  B              $ 122.18                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.50%  B              $ 120.76                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.70%  B              $ 119.63                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.80%  B              $ 122.34                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.90%  B              $ 118.51                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.95%  B              $ 118.23                 17
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.00%  B              $ 117.96                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.10%  B              $ 117.40                  3
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.20%  B              $ 116.85                 17
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.25%  B              $  93.71                  4
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.30%  B              $ 102.25                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.34%  B              $ 116.03                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.34%  B              $ 116.08                 75
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.35%  B              $ 116.02                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.45%  B              $ 115.47                 --

EQ/GAMCO SMALL COMPANY VALUE.............      0.00%  B              $ 150.93                 --
EQ/GAMCO SMALL COMPANY VALUE.............      0.25%  B              $ 148.97                 --
EQ/GAMCO SMALL COMPANY VALUE.............      0.50%  B              $ 147.03                  1
EQ/GAMCO SMALL COMPANY VALUE.............      0.70%  B              $ 145.49                  4
EQ/GAMCO SMALL COMPANY VALUE.............      0.80%  B              $ 170.87                 --
EQ/GAMCO SMALL COMPANY VALUE.............      0.90%  B              $ 143.97                 18
EQ/GAMCO SMALL COMPANY VALUE.............      0.95%  B              $ 143.59                 83
EQ/GAMCO SMALL COMPANY VALUE.............      1.00%  B              $ 143.21                 --
EQ/GAMCO SMALL COMPANY VALUE.............      1.10%  B              $ 142.46                 16
EQ/GAMCO SMALL COMPANY VALUE.............      1.20%  B              $ 141.70                181
EQ/GAMCO SMALL COMPANY VALUE.............      1.25%  B              $  90.41                 46
EQ/GAMCO SMALL COMPANY VALUE.............      1.30%  B              $ 107.09                 14
EQ/GAMCO SMALL COMPANY VALUE.............      1.34%  B              $ 140.66              1,108
EQ/GAMCO SMALL COMPANY VALUE.............      1.35%  B              $ 140.59                  2
EQ/GAMCO SMALL COMPANY VALUE.............      1.45%  B              $ 139.84                  1

EQ/GLOBAL BOND PLUS......................      0.00%  B              $ 120.05                 --
EQ/GLOBAL BOND PLUS......................      0.25%  B              $ 118.78                 --
EQ/GLOBAL BOND PLUS......................      0.50%  B              $ 117.53                 --
EQ/GLOBAL BOND PLUS......................      0.70%  B              $ 116.53                  1

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                Contract
                                                charges   Share Class   Unit Value   Units Outstanding (000s)
                                               --------- ------------- ------------ -------------------------
EQ/GLOBAL BOND PLUS.........................      0.80%  B               $ 108.45                --
EQ/GLOBAL BOND PLUS.........................      0.90%  B               $ 115.54                 7
EQ/GLOBAL BOND PLUS.........................      0.95%  B               $ 115.29                67
EQ/GLOBAL BOND PLUS.........................      1.00%  B               $ 115.05                --
EQ/GLOBAL BOND PLUS.........................      1.10%  B               $ 114.55                13
EQ/GLOBAL BOND PLUS.........................      1.20%  B               $ 114.06                76
EQ/GLOBAL BOND PLUS.........................      1.25%  B               $ 114.50                25
EQ/GLOBAL BOND PLUS.........................      1.30%  B               $ 116.18                 3
EQ/GLOBAL BOND PLUS.........................      1.34%  B               $ 113.38               315
EQ/GLOBAL BOND PLUS.........................      1.35%  B               $ 113.33                --
EQ/GLOBAL BOND PLUS.........................      1.45%  B               $ 112.85                --

EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.25%  B               $ 222.63                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.50%  B               $ 217.50                 1
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.70%  B               $ 163.68                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.70%  B               $ 267.50                 6
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.80%  B               $ 165.92                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.90%  B               $ 162.05                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.90%  B               $ 261.39                13
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.90%  B               $ 310.04                 3
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.95%  B               $ 229.15               107
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.00%  B               $ 258.39                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.10%  B               $ 255.40                 9
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.20%  B               $ 238.40               167
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.20%  B               $ 252.45                40
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.25%  B               $  72.17                52
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.30%  B               $  98.90                 8
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.34%  B               $ 164.68             1,935
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.35%  B               $ 248.08                 7
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.45%  B               $ 231.58                 1
EQ/GLOBAL MULTI-SECTOR EQUITY...............      2.75%  B               $ 151.37                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      2.75%  B               $ 267.70                21

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.25%  A               $  97.73                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.50%  A               $ 107.84                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.70%  A               $ 153.88                 1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.90%  A               $ 165.19                 3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.00%  A               $  86.49                30
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.00%  A               $ 165.25                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.20%  A               $ 151.16                 2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.34%  A               $ 167.97               438
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.35%  A               $ 161.84                 6
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.45%  A               $ 135.54                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.25%  B               $ 139.72                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.50%  B               $ 136.52                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.70%  B               $ 140.52                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.80%  B               $  99.52                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.90%  B               $ 140.25                 2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.95%  B               $ 136.90                74
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.00%  B               $ 110.69                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.10%  B               $ 134.77                 5
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.20%  B               $ 135.57                89
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.25%  B               $ 103.82                16
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.30%  B               $ 104.32                 3

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                           Contract
                                           charges   Share Class   Unit Value   Units Outstanding (000s)
                                          --------- ------------- ------------ -------------------------
EQ/INTERNATIONAL CORE PLUS.............      0.25%  B               $ 110.26               --
EQ/INTERNATIONAL CORE PLUS.............      0.50%  B               $ 107.72                1
EQ/INTERNATIONAL CORE PLUS.............      0.70%  B               $ 119.10                2
EQ/INTERNATIONAL CORE PLUS.............      0.80%  B               $ 162.64               --
EQ/INTERNATIONAL CORE PLUS.............      0.90%  B               $ 116.64               10
EQ/INTERNATIONAL CORE PLUS.............      0.95%  B               $ 142.55               59
EQ/INTERNATIONAL CORE PLUS.............      1.00%  B               $ 115.43               --
EQ/INTERNATIONAL CORE PLUS.............      1.10%  B               $ 114.22               12
EQ/INTERNATIONAL CORE PLUS.............      1.20%  B               $ 113.03              168
EQ/INTERNATIONAL CORE PLUS.............      1.25%  B               $  74.24               57
EQ/INTERNATIONAL CORE PLUS.............      1.30%  B               $  86.11                4
EQ/INTERNATIONAL CORE PLUS.............      1.34%  B               $ 111.38              806
EQ/INTERNATIONAL CORE PLUS.............      1.35%  B               $ 111.26                1
EQ/INTERNATIONAL CORE PLUS.............      1.45%  B               $ 136.84               --

EQ/INTERNATIONAL GROWTH................      0.00%  B               $ 138.85               --
EQ/INTERNATIONAL GROWTH................      0.25%  B               $ 137.23               --
EQ/INTERNATIONAL GROWTH................      0.50%  B               $ 135.64               --
EQ/INTERNATIONAL GROWTH................      0.70%  B               $ 134.37                1
EQ/INTERNATIONAL GROWTH................      0.80%  B               $ 161.43               --
EQ/INTERNATIONAL GROWTH................      0.90%  B               $ 133.11                5
EQ/INTERNATIONAL GROWTH................      0.95%  B               $ 132.80               29
EQ/INTERNATIONAL GROWTH................      1.00%  B               $ 132.49               --
EQ/INTERNATIONAL GROWTH................      1.10%  B               $ 131.86                5
EQ/INTERNATIONAL GROWTH................      1.20%  B               $ 131.24               42
EQ/INTERNATIONAL GROWTH................      1.25%  B               $  81.17               12
EQ/INTERNATIONAL GROWTH................      1.30%  B               $  96.94                2
EQ/INTERNATIONAL GROWTH................      1.34%  B               $ 130.32                9
EQ/INTERNATIONAL GROWTH................      1.34%  B               $ 130.37              248
EQ/INTERNATIONAL GROWTH................      1.35%  B               $ 130.31               --
EQ/INTERNATIONAL GROWTH................      1.45%  B               $ 129.70               --

EQ/JPMORGAN VALUE OPPORTUNITIES........      0.25%  B               $ 106.84               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.50%  B               $ 104.38               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.70%  B               $ 103.78                1
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.80%  B               $ 157.97               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.90%  B               $ 100.30                1
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.90%  B               $ 101.41                6
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.95%  B               $  93.71               16
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.00%  B               $ 100.24               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.10%  B               $  99.09                2
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.20%  B               $  96.91               25
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.20%  B               $  97.94                6
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.25%  B               $  70.01                4
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.30%  B               $  78.88                1
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.34%  B               $ 121.58              308
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.35%  B               $  96.25                5
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.45%  B               $  94.13                1

EQ/LARGE CAP CORE PLUS.................      0.25%  B               $  85.69               --
EQ/LARGE CAP CORE PLUS.................      0.50%  B               $  83.72               --
EQ/LARGE CAP CORE PLUS.................      0.70%  B               $  87.12               --
EQ/LARGE CAP CORE PLUS.................      0.80%  B               $ 148.56               --
EQ/LARGE CAP CORE PLUS.................      0.90%  B               $  85.32                3
EQ/LARGE CAP CORE PLUS.................      0.95%  B               $  84.87               10

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/LARGE CAP CORE PLUS...........      1.00%  B              $  84.43                 --
EQ/LARGE CAP CORE PLUS...........      1.10%  B              $  83.55                  1
EQ/LARGE CAP CORE PLUS...........      1.20%  B              $  82.67                 22
EQ/LARGE CAP CORE PLUS...........      1.25%  B              $  74.07                  3
EQ/LARGE CAP CORE PLUS...........      1.30%  B              $  81.05                 --
EQ/LARGE CAP CORE PLUS...........      1.34%  B              $  81.47                124
EQ/LARGE CAP CORE PLUS...........      1.35%  B              $  81.38                 --
EQ/LARGE CAP CORE PLUS...........      1.45%  B              $  80.53                 --

EQ/LARGE CAP GROWTH INDEX........      0.25%  B              $  66.00                 --
EQ/LARGE CAP GROWTH INDEX........      0.50%  B              $  64.48                  1
EQ/LARGE CAP GROWTH INDEX........      0.70%  B              $  70.14                  1
EQ/LARGE CAP GROWTH INDEX........      0.80%  B              $ 150.10                 --
EQ/LARGE CAP GROWTH INDEX........      0.90%  B              $  68.69                 11
EQ/LARGE CAP GROWTH INDEX........      0.95%  B              $  68.33                117
EQ/LARGE CAP GROWTH INDEX........      1.00%  B              $  67.98                 --
EQ/LARGE CAP GROWTH INDEX........      1.10%  B              $  67.27                  5
EQ/LARGE CAP GROWTH INDEX........      1.20%  B              $  66.57                188
EQ/LARGE CAP GROWTH INDEX........      1.25%  B              $  88.13                  7
EQ/LARGE CAP GROWTH INDEX........      1.30%  B              $  98.09                  1
EQ/LARGE CAP GROWTH INDEX........      1.34%  B              $  65.60              1,420
EQ/LARGE CAP GROWTH INDEX........      1.35%  B              $  65.53                  3
EQ/LARGE CAP GROWTH INDEX........      1.45%  B              $  64.84                  1

EQ/LARGE CAP GROWTH PLUS.........      0.25%  B              $  58.62                 --
EQ/LARGE CAP GROWTH PLUS.........      0.50%  B              $  57.27                  1
EQ/LARGE CAP GROWTH PLUS.........      0.70%  B              $ 100.65                  3
EQ/LARGE CAP GROWTH PLUS.........      0.80%  B              $ 149.84                 --
EQ/LARGE CAP GROWTH PLUS.........      0.90%  B              $  88.06                  3
EQ/LARGE CAP GROWTH PLUS.........      0.90%  B              $  98.35                 23
EQ/LARGE CAP GROWTH PLUS.........      0.95%  B              $  83.04                 85
EQ/LARGE CAP GROWTH PLUS.........      1.00%  B              $  97.22                 --
EQ/LARGE CAP GROWTH PLUS.........      1.10%  B              $  96.10                  2
EQ/LARGE CAP GROWTH PLUS.........      1.20%  B              $  91.21                147
EQ/LARGE CAP GROWTH PLUS.........      1.20%  B              $  94.98                  3
EQ/LARGE CAP GROWTH PLUS.........      1.25%  B              $  83.73                  3
EQ/LARGE CAP GROWTH PLUS.........      1.30%  B              $  96.43                  2
EQ/LARGE CAP GROWTH PLUS.........      1.34%  B              $ 139.68              1,451
EQ/LARGE CAP GROWTH PLUS.........      1.35%  B              $  93.34                 16
EQ/LARGE CAP GROWTH PLUS.........      1.45%  B              $  88.60                  7

EQ/LARGE CAP VALUE INDEX.........      0.00%  B              $  55.34                 --
EQ/LARGE CAP VALUE INDEX.........      0.25%  B              $  54.76                 --
EQ/LARGE CAP VALUE INDEX.........      0.25%  B              $ 121.05                 --
EQ/LARGE CAP VALUE INDEX.........      0.50%  B              $  54.18                 --
EQ/LARGE CAP VALUE INDEX.........      0.70%  B              $  53.72                 --
EQ/LARGE CAP VALUE INDEX.........      0.80%  B              $ 151.36                 --
EQ/LARGE CAP VALUE INDEX.........      0.90%  B              $  53.26                 10
EQ/LARGE CAP VALUE INDEX.........      0.95%  B              $  53.14                 20
EQ/LARGE CAP VALUE INDEX.........      1.00%  B              $  53.03                 --
EQ/LARGE CAP VALUE INDEX.........      1.10%  B              $  52.80                  3
EQ/LARGE CAP VALUE INDEX.........      1.20%  B              $  52.58                 28
EQ/LARGE CAP VALUE INDEX.........      1.25%  B              $  44.23                  4
EQ/LARGE CAP VALUE INDEX.........      1.30%  B              $  48.58                  1
EQ/LARGE CAP VALUE INDEX.........      1.34%  B              $  52.26                201

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
EQ/LARGE CAP VALUE INDEX................      1.35%  B              $  52.24                  1
EQ/LARGE CAP VALUE INDEX................      1.45%  B              $  52.01                 --

EQ/LARGE CAP VALUE PLUS.................      0.00%  A              $   6.50                 --
EQ/LARGE CAP VALUE PLUS.................      0.50%  A              $ 105.72                 --
EQ/LARGE CAP VALUE PLUS.................      0.70%  A              $  96.07                  7
EQ/LARGE CAP VALUE PLUS.................      0.90%  A              $  94.08                 63
EQ/LARGE CAP VALUE PLUS.................      1.00%  A              $  93.11                 --
EQ/LARGE CAP VALUE PLUS.................      1.20%  A              $  91.17                 78
EQ/LARGE CAP VALUE PLUS.................      1.34%  A              $  89.84              7,621
EQ/LARGE CAP VALUE PLUS.................      1.35%  A              $   6.29                 --
EQ/LARGE CAP VALUE PLUS.................      1.35%  A              $  89.75                 50
EQ/LARGE CAP VALUE PLUS.................      1.45%  A              $  95.00                  7
EQ/LARGE CAP VALUE PLUS.................      3.40%  A              $   5.78                 --
EQ/LARGE CAP VALUE PLUS.................      3.40%  A              $   5.98                 --
EQ/LARGE CAP VALUE PLUS.................      4.75%  A              $   5.59                 --
EQ/LARGE CAP VALUE PLUS.................      4.75%  A              $   5.77                 --
EQ/LARGE CAP VALUE PLUS.................      0.25%  B              $ 107.33                 --
EQ/LARGE CAP VALUE PLUS.................      0.50%  B              $ 104.86                  2
EQ/LARGE CAP VALUE PLUS.................      0.70%  B              $  95.28                 18
EQ/LARGE CAP VALUE PLUS.................      0.70%  B              $  96.07                 --
EQ/LARGE CAP VALUE PLUS.................      0.80%  B              $ 151.95                 --
EQ/LARGE CAP VALUE PLUS.................      0.90%  B              $  93.31                 14
EQ/LARGE CAP VALUE PLUS.................      0.90%  B              $  94.08                 --
EQ/LARGE CAP VALUE PLUS.................      0.95%  B              $  98.45                331
EQ/LARGE CAP VALUE PLUS.................      1.00%  B              $  93.11                 --
EQ/LARGE CAP VALUE PLUS.................      1.10%  B              $  91.38                  4
EQ/LARGE CAP VALUE PLUS.................      1.10%  B              $  92.14                 --
EQ/LARGE CAP VALUE PLUS.................      1.20%  B              $  90.43                756
EQ/LARGE CAP VALUE PLUS.................      1.20%  B              $  91.17                 --
EQ/LARGE CAP VALUE PLUS.................      1.25%  B              $  59.13                 14
EQ/LARGE CAP VALUE PLUS.................      1.30%  B              $  65.23                 15

EQ/LORD ABBETT GROWTH AND INCOME........      0.00%  B              $  97.18                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.25%  B              $  96.05                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.50%  B              $  94.93                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.70%  B              $  94.04                  2
EQ/LORD ABBETT GROWTH AND INCOME........      0.80%  B              $ 151.27                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.90%  B              $  93.16                  8
EQ/LORD ABBETT GROWTH AND INCOME........      0.95%  B              $  92.94                 12
EQ/LORD ABBETT GROWTH AND INCOME........      1.00%  B              $  92.72                 --
EQ/LORD ABBETT GROWTH AND INCOME........      1.10%  B              $  92.29                  2
EQ/LORD ABBETT GROWTH AND INCOME........      1.20%  B              $  91.85                 11
EQ/LORD ABBETT GROWTH AND INCOME........      1.25%  B              $  70.58                  2
EQ/LORD ABBETT GROWTH AND INCOME........      1.30%  B              $  76.82                  1
EQ/LORD ABBETT GROWTH AND INCOME........      1.34%  B              $  91.24                119
EQ/LORD ABBETT GROWTH AND INCOME........      1.35%  B              $  91.20                 --
EQ/LORD ABBETT GROWTH AND INCOME........      1.45%  B              $  90.77                 --

EQ/LORD ABBETT LARGE CAP CORE...........      0.00%  B              $ 115.16                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.25%  B              $ 113.82                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.50%  B              $ 112.50                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.70%  B              $ 111.44                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.80%  B              $ 142.78                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.90%  B              $ 110.40                  1

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
EQ/LORD ABBETT LARGE CAP CORE........      0.95%  B               $ 110.14                14
EQ/LORD ABBETT LARGE CAP CORE........      1.00%  B               $ 109.88                --
EQ/LORD ABBETT LARGE CAP CORE........      1.10%  B               $ 109.37                 4
EQ/LORD ABBETT LARGE CAP CORE........      1.20%  B               $ 108.85                40
EQ/LORD ABBETT LARGE CAP CORE........      1.25%  B               $  85.56                18
EQ/LORD ABBETT LARGE CAP CORE........      1.30%  B               $  94.65                 1
EQ/LORD ABBETT LARGE CAP CORE........      1.34%  B               $ 108.13               149
EQ/LORD ABBETT LARGE CAP CORE........      1.34%  B               $ 108.85                --
EQ/LORD ABBETT LARGE CAP CORE........      1.35%  B               $ 108.08                --
EQ/LORD ABBETT LARGE CAP CORE........      1.45%  B               $ 107.57                --

EQ/MID CAP INDEX.....................      0.25%  B               $ 104.61                --
EQ/MID CAP INDEX.....................      0.50%  B               $ 102.20                 1
EQ/MID CAP INDEX.....................      0.70%  B               $  97.99                22
EQ/MID CAP INDEX.....................      0.80%  B               $ 159.98                --
EQ/MID CAP INDEX.....................      0.90%  B               $  96.16                43
EQ/MID CAP INDEX.....................      0.95%  B               $  95.71               155
EQ/MID CAP INDEX.....................      1.00%  B               $  95.26                --
EQ/MID CAP INDEX.....................      1.10%  B               $  94.37                11
EQ/MID CAP INDEX.....................      1.20%  B               $  93.48               465
EQ/MID CAP INDEX.....................      1.25%  B               $  64.19                77
EQ/MID CAP INDEX.....................      1.30%  B               $  75.15                 6
EQ/MID CAP INDEX.....................      1.34%  B               $  92.25             2,200
EQ/MID CAP INDEX.....................      1.35%  B               $  92.16                 2
EQ/MID CAP INDEX.....................      1.45%  B               $  91.29                 1

EQ/MID CAP VALUE PLUS................      0.25%  B               $ 149.55                --
EQ/MID CAP VALUE PLUS................      0.50%  B               $ 146.11                 1
EQ/MID CAP VALUE PLUS................      0.70%  B               $ 116.35                 5
EQ/MID CAP VALUE PLUS................      0.80%  B               $ 169.15                --
EQ/MID CAP VALUE PLUS................      0.90%  B               $ 113.69                31
EQ/MID CAP VALUE PLUS................      0.90%  B               $ 140.70                 6
EQ/MID CAP VALUE PLUS................      0.95%  B               $ 142.89               178
EQ/MID CAP VALUE PLUS................      1.00%  B               $ 112.39                --
EQ/MID CAP VALUE PLUS................      1.10%  B               $ 111.09                11
EQ/MID CAP VALUE PLUS................      1.20%  B               $ 109.46               368
EQ/MID CAP VALUE PLUS................      1.20%  B               $ 109.80                25
EQ/MID CAP VALUE PLUS................      1.25%  B               $  70.22                22
EQ/MID CAP VALUE PLUS................      1.30%  B               $  80.55                12
EQ/MID CAP VALUE PLUS................      1.34%  B               $ 136.30             2,681
EQ/MID CAP VALUE PLUS................      1.35%  B               $ 107.91                14
EQ/MID CAP VALUE PLUS................      1.45%  B               $ 106.33                 2

EQ/MONEY MARKET......................      0.25%  A               $ 100.04                --
EQ/MONEY MARKET......................      0.50%  A               $ 106.97                --
EQ/MONEY MARKET......................      0.70%  A               $ 135.65                 1
EQ/MONEY MARKET......................      0.90%  A               $ 142.03                25
EQ/MONEY MARKET......................      1.00%  A               $  47.70                55
EQ/MONEY MARKET......................      1.00%  A               $ 143.17                --
EQ/MONEY MARKET......................      1.20%  A               $ 132.46                 1
EQ/MONEY MARKET......................      1.35%  A               $ 143.92               179
EQ/MONEY MARKET......................      1.35%  A               $ 144.61                35
EQ/MONEY MARKET......................      1.45%  A               $ 120.42                 1
EQ/MONEY MARKET......................      1.75%  A               $  36.46             1,591
EQ/MONEY MARKET......................      0.25%  B               $ 120.81                --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                       Contract
                                       charges   Share Class   Unit Value   Units Outstanding (000s)
                                      --------- ------------- ------------ -------------------------
EQ/MONEY MARKET....................      0.50%  B               $ 118.04               --
EQ/MONEY MARKET....................      0.70%  B               $ 122.26                1
EQ/MONEY MARKET....................      0.80%  B               $  99.36               --
EQ/MONEY MARKET....................      0.90%  B               $ 112.89                1
EQ/MONEY MARKET....................      0.90%  B               $ 124.79                1
EQ/MONEY MARKET....................      0.95%  B               $ 119.11              208
EQ/MONEY MARKET....................      1.00%  B               $ 108.28               --
EQ/MONEY MARKET....................      1.10%  B               $ 117.26               36
EQ/MONEY MARKET....................      1.20%  B               $ 120.40               61
EQ/MONEY MARKET....................      1.25%  B               $ 101.11               65
EQ/MONEY MARKET....................      1.30%  B               $ 103.45                7

EQ/MONTAG & CALDWELL GROWTH........      0.00%  B               $ 125.64               --
EQ/MONTAG & CALDWELL GROWTH........      0.25%  B               $ 124.00               --
EQ/MONTAG & CALDWELL GROWTH........      0.50%  B               $ 122.39               --
EQ/MONTAG & CALDWELL GROWTH........      0.70%  B               $ 121.11                1
EQ/MONTAG & CALDWELL GROWTH........      0.80%  B               $ 143.18               --
EQ/MONTAG & CALDWELL GROWTH........      0.90%  B               $ 119.84                2
EQ/MONTAG & CALDWELL GROWTH........      0.95%  B               $ 119.53               25
EQ/MONTAG & CALDWELL GROWTH........      1.00%  B               $ 119.21               --
EQ/MONTAG & CALDWELL GROWTH........      1.10%  B               $ 118.59                5
EQ/MONTAG & CALDWELL GROWTH........      1.20%  B               $ 117.96               40
EQ/MONTAG & CALDWELL GROWTH........      1.25%  B               $  93.33               11
EQ/MONTAG & CALDWELL GROWTH........      1.30%  B               $ 103.01                3
EQ/MONTAG & CALDWELL GROWTH........      1.34%  B               $ 117.09              200
EQ/MONTAG & CALDWELL GROWTH........      1.35%  B               $ 117.03               --
EQ/MONTAG & CALDWELL GROWTH........      1.45%  B               $ 116.41               --

EQ/MUTUAL LARGE CAP EQUITY.........      0.00%  B               $  84.67               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.25%  B               $  83.97               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.50%  B               $  83.28               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.70%  B               $  82.72                1
EQ/MUTUAL LARGE CAP EQUITY.........      0.80%  B               $ 145.45               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.90%  B               $  82.17                2
EQ/MUTUAL LARGE CAP EQUITY.........      0.95%  B               $  82.04               18
EQ/MUTUAL LARGE CAP EQUITY.........      1.00%  B               $  81.90               --
EQ/MUTUAL LARGE CAP EQUITY.........      1.10%  B               $  81.62                2
EQ/MUTUAL LARGE CAP EQUITY.........      1.20%  B               $  81.35               61
EQ/MUTUAL LARGE CAP EQUITY.........      1.25%  B               $  69.70                3
EQ/MUTUAL LARGE CAP EQUITY.........      1.30%  B               $  78.49               12
EQ/MUTUAL LARGE CAP EQUITY.........      1.34%  B               $  80.97              265
EQ/MUTUAL LARGE CAP EQUITY.........      1.35%  B               $  80.94               --
EQ/MUTUAL LARGE CAP EQUITY.........      1.45%  B               $  80.67               --

EQ/OPPENHEIMER GLOBAL..............      0.00%  B               $  96.73               --
EQ/OPPENHEIMER GLOBAL..............      0.25%  B               $  95.93               --
EQ/OPPENHEIMER GLOBAL..............      0.50%  B               $  95.14               --
EQ/OPPENHEIMER GLOBAL..............      0.70%  B               $  94.50                1
EQ/OPPENHEIMER GLOBAL..............      0.80%  B               $ 159.67               --
EQ/OPPENHEIMER GLOBAL..............      0.90%  B               $  93.87                2
EQ/OPPENHEIMER GLOBAL..............      0.95%  B               $  93.72               20
EQ/OPPENHEIMER GLOBAL..............      1.00%  B               $  93.56               --
EQ/OPPENHEIMER GLOBAL..............      1.10%  B               $  93.25                6
EQ/OPPENHEIMER GLOBAL..............      1.20%  B               $  92.93               36
EQ/OPPENHEIMER GLOBAL..............      1.25%  B               $  76.47                7

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/OPPENHEIMER GLOBAL............      1.30%  B              $  87.78                 2
EQ/OPPENHEIMER GLOBAL............      1.34%  B              $  92.50               168
EQ/OPPENHEIMER GLOBAL............      1.35%  B              $  92.47                --
EQ/OPPENHEIMER GLOBAL............      1.45%  B              $  92.16                --

EQ/PIMCO ULTRA SHORT BOND........      1.10%  A              $ 100.30                 2
EQ/PIMCO ULTRA SHORT BOND........      1.25%  A              $ 100.25                --
EQ/PIMCO ULTRA SHORT BOND........      0.00%  B              $ 116.26                --
EQ/PIMCO ULTRA SHORT BOND........      0.25%  B              $ 114.91                --
EQ/PIMCO ULTRA SHORT BOND........      0.50%  B              $ 113.57                --
EQ/PIMCO ULTRA SHORT BOND........      0.70%  B              $ 112.51                 3
EQ/PIMCO ULTRA SHORT BOND........      0.80%  B              $ 106.60                --
EQ/PIMCO ULTRA SHORT BOND........      0.90%  B              $ 111.46                20
EQ/PIMCO ULTRA SHORT BOND........      0.95%  B              $ 111.20               195
EQ/PIMCO ULTRA SHORT BOND........      1.00%  B              $ 110.94                --
EQ/PIMCO ULTRA SHORT BOND........      1.10%  B              $ 110.41                36
EQ/PIMCO ULTRA SHORT BOND........      1.20%  B              $ 109.89               198
EQ/PIMCO ULTRA SHORT BOND........      1.25%  B              $ 111.05                84
EQ/PIMCO ULTRA SHORT BOND........      1.30%  B              $ 110.49                 5
EQ/PIMCO ULTRA SHORT BOND........      1.34%  B              $ 109.17               804
EQ/PIMCO ULTRA SHORT BOND........      1.35%  B              $ 109.12                --
EQ/PIMCO ULTRA SHORT BOND........      1.45%  B              $ 108.60                --

EQ/QUALITY BOND PLUS.............      0.25%  A              $ 106.10                --
EQ/QUALITY BOND PLUS.............      0.50%  A              $ 103.61                --
EQ/QUALITY BOND PLUS.............      0.70%  A              $ 155.71                 1
EQ/QUALITY BOND PLUS.............      0.90%  A              $ 172.52                 8
EQ/QUALITY BOND PLUS.............      1.00%  A              $ 173.48                --
EQ/QUALITY BOND PLUS.............      1.20%  A              $ 154.21                 4
EQ/QUALITY BOND PLUS.............      1.34%  A              $ 171.70               692
EQ/QUALITY BOND PLUS.............      1.35%  A              $ 180.94                 9
EQ/QUALITY BOND PLUS.............      1.45%  A              $ 135.11                --
EQ/QUALITY BOND PLUS.............      0.25%  B              $ 140.24                --
EQ/QUALITY BOND PLUS.............      0.50%  B              $ 137.03                --
EQ/QUALITY BOND PLUS.............      0.70%  B              $ 141.29                --
EQ/QUALITY BOND PLUS.............      0.80%  B              $ 106.53                --
EQ/QUALITY BOND PLUS.............      0.90%  B              $ 139.83                 4
EQ/QUALITY BOND PLUS.............      0.95%  B              $ 137.65               107
EQ/QUALITY BOND PLUS.............      1.00%  B              $ 111.37                --
EQ/QUALITY BOND PLUS.............      1.10%  B              $ 135.51                 9
EQ/QUALITY BOND PLUS.............      1.20%  B              $ 135.29               124
EQ/QUALITY BOND PLUS.............      1.25%  B              $ 100.08                18
EQ/QUALITY BOND PLUS.............      1.30%  B              $ 100.28                 4

EQ/SMALL COMPANY INDEX...........      0.25%  B              $ 139.27                --
EQ/SMALL COMPANY INDEX...........      0.50%  B              $ 136.48                --
EQ/SMALL COMPANY INDEX...........      0.70%  B              $ 134.28                16
EQ/SMALL COMPANY INDEX...........      0.80%  B              $ 161.13                --
EQ/SMALL COMPANY INDEX...........      0.90%  B              $ 132.11                19
EQ/SMALL COMPANY INDEX...........      0.95%  B              $ 131.57                50
EQ/SMALL COMPANY INDEX...........      1.00%  B              $ 131.04                --
EQ/SMALL COMPANY INDEX...........      1.10%  B              $ 129.97                 9
EQ/SMALL COMPANY INDEX...........      1.20%  B              $ 128.91               196
EQ/SMALL COMPANY INDEX...........      1.25%  B              $  73.24                44
EQ/SMALL COMPANY INDEX...........      1.30%  B              $  80.73                 5

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
EQ/SMALL COMPANY INDEX...............      1.34%  B               $ 127.45              922
EQ/SMALL COMPANY INDEX...............      1.35%  B               $ 127.34                2
EQ/SMALL COMPANY INDEX...............      1.45%  B               $ 126.30               --

EQ/T. ROWE PRICE GROWTH STOCK........      0.00%  B               $  98.42               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.25%  B               $  97.14               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.50%  B               $  95.88               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.70%  B               $  94.88               11
EQ/T. ROWE PRICE GROWTH STOCK........      0.80%  B               $ 148.39               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.90%  B               $  93.88               10
EQ/T. ROWE PRICE GROWTH STOCK........      0.95%  B               $  93.64               57
EQ/T. ROWE PRICE GROWTH STOCK........      1.00%  B               $  93.39               --
EQ/T. ROWE PRICE GROWTH STOCK........      1.10%  B               $  92.90                6
EQ/T. ROWE PRICE GROWTH STOCK........      1.20%  B               $  92.41              200
EQ/T. ROWE PRICE GROWTH STOCK........      1.25%  B               $  78.51               38
EQ/T. ROWE PRICE GROWTH STOCK........      1.30%  B               $  85.04                2
EQ/T. ROWE PRICE GROWTH STOCK........      1.34%  B               $  91.73              733
EQ/T. ROWE PRICE GROWTH STOCK........      1.35%  B               $  91.68                2
EQ/T. ROWE PRICE GROWTH STOCK........      1.45%  B               $  91.19               --

EQ/TEMPLETON GLOBAL EQUITY...........      0.00%  B               $  84.87               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.25%  B               $  84.17               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.50%  B               $  83.47               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.70%  B               $  82.91                1
EQ/TEMPLETON GLOBAL EQUITY...........      0.80%  B               $ 153.24               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.90%  B               $  82.36                3
EQ/TEMPLETON GLOBAL EQUITY...........      0.95%  B               $  82.22               22
EQ/TEMPLETON GLOBAL EQUITY...........      1.00%  B               $  82.09               --
EQ/TEMPLETON GLOBAL EQUITY...........      1.10%  B               $  81.81                2
EQ/TEMPLETON GLOBAL EQUITY...........      1.20%  B               $  81.54               51
EQ/TEMPLETON GLOBAL EQUITY...........      1.25%  B               $  70.24                3
EQ/TEMPLETON GLOBAL EQUITY...........      1.30%  B               $  78.73               12
EQ/TEMPLETON GLOBAL EQUITY...........      1.34%  B               $  81.16              251
EQ/TEMPLETON GLOBAL EQUITY...........      1.35%  B               $  81.13               --
EQ/TEMPLETON GLOBAL EQUITY...........      1.45%  B               $  80.86               --

EQ/UBS GROWTH AND INCOME.............      0.00%  B               $ 109.54               --
EQ/UBS GROWTH AND INCOME.............      0.25%  B               $ 108.12               --
EQ/UBS GROWTH AND INCOME.............      0.50%  B               $ 106.71               --
EQ/UBS GROWTH AND INCOME.............      0.70%  B               $ 105.59                2
EQ/UBS GROWTH AND INCOME.............      0.80%  B               $ 157.11               --
EQ/UBS GROWTH AND INCOME.............      0.90%  B               $ 104.49                1
EQ/UBS GROWTH AND INCOME.............      0.95%  B               $ 104.21                9
EQ/UBS GROWTH AND INCOME.............      1.00%  B               $ 103.94               --
EQ/UBS GROWTH AND INCOME.............      1.10%  B               $ 103.39                2
EQ/UBS GROWTH AND INCOME.............      1.20%  B               $ 102.84               57
EQ/UBS GROWTH AND INCOME.............      1.25%  B               $  71.75               16
EQ/UBS GROWTH AND INCOME.............      1.30%  B               $  79.51                1
EQ/UBS GROWTH AND INCOME.............      1.34%  B               $ 102.09              119
EQ/UBS GROWTH AND INCOME.............      1.35%  B               $ 102.03               --
EQ/UBS GROWTH AND INCOME.............      1.45%  B               $ 101.49               --

EQ/VAN KAMPEN COMSTOCK...............      0.00%  B               $  96.28               --
EQ/VAN KAMPEN COMSTOCK...............      0.25%  B               $  95.16               --
EQ/VAN KAMPEN COMSTOCK...............      0.50%  B               $  94.05               --
EQ/VAN KAMPEN COMSTOCK...............      0.70%  B               $  93.17               --

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                          Contract
                                          charges   Share Class   Unit Value   Units Outstanding (000s)
                                         --------- ------------- ------------ -------------------------
EQ/VAN KAMPEN COMSTOCK................      0.80%  B               $ 156.75                --
EQ/VAN KAMPEN COMSTOCK................      0.90%  B               $  92.30                 2
EQ/VAN KAMPEN COMSTOCK................      0.95%  B               $  92.08                18
EQ/VAN KAMPEN COMSTOCK................      1.00%  B               $  91.87                --
EQ/VAN KAMPEN COMSTOCK................      1.10%  B               $  91.43                 2
EQ/VAN KAMPEN COMSTOCK................      1.20%  B               $  91.00                24
EQ/VAN KAMPEN COMSTOCK................      1.25%  B               $  71.45                 2
EQ/VAN KAMPEN COMSTOCK................      1.30%  B               $  78.14                 1
EQ/VAN KAMPEN COMSTOCK................      1.34%  B               $  90.40               161
EQ/VAN KAMPEN COMSTOCK................      1.35%  B               $  90.36                --
EQ/VAN KAMPEN COMSTOCK................      1.45%  B               $  89.93                --

EQ/VAN KAMPEN MID CAP GROWTH..........      0.00%  B               $ 138.16                --
EQ/VAN KAMPEN MID CAP GROWTH..........      0.25%  B               $ 136.55                --
EQ/VAN KAMPEN MID CAP GROWTH..........      0.50%  B               $ 134.96                 1
EQ/VAN KAMPEN MID CAP GROWTH..........      0.70%  B               $ 133.70                 2
EQ/VAN KAMPEN MID CAP GROWTH..........      0.80%  B               $ 167.66                --
EQ/VAN KAMPEN MID CAP GROWTH..........      0.90%  B               $ 132.45                11
EQ/VAN KAMPEN MID CAP GROWTH..........      0.95%  B               $ 132.14                43
EQ/VAN KAMPEN MID CAP GROWTH..........      1.00%  B               $ 131.83                --
EQ/VAN KAMPEN MID CAP GROWTH..........      1.10%  B               $ 131.21                11
EQ/VAN KAMPEN MID CAP GROWTH..........      1.20%  B               $ 130.59                85
EQ/VAN KAMPEN MID CAP GROWTH..........      1.25%  B               $  85.29                26
EQ/VAN KAMPEN MID CAP GROWTH..........      1.30%  B               $ 101.09                 4
EQ/VAN KAMPEN MID CAP GROWTH..........      1.34%  B               $ 129.73               478
EQ/VAN KAMPEN MID CAP GROWTH..........      1.35%  B               $ 129.66                 1
EQ/VAN KAMPEN MID CAP GROWTH..........      1.45%  B               $ 129.05                --

MULTIMANAGER AGGRESSIVE EQUITY........      0.25%  A               $ 144.39                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.50%  A               $  85.16                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.70%  A               $  69.95                17
MULTIMANAGER AGGRESSIVE EQUITY........      0.90%  A               $  86.31                44
MULTIMANAGER AGGRESSIVE EQUITY........      1.00%  A               $  98.35                --
MULTIMANAGER AGGRESSIVE EQUITY........      1.20%  A               $  75.73                20
MULTIMANAGER AGGRESSIVE EQUITY........      1.35%  A               $ 111.78               838
MULTIMANAGER AGGRESSIVE EQUITY........      1.35%  A               $ 117.68                52
MULTIMANAGER AGGRESSIVE EQUITY........      1.45%  A               $  61.74                 5
MULTIMANAGER AGGRESSIVE EQUITY........      1.75%  A               $  64.44             6,778
MULTIMANAGER AGGRESSIVE EQUITY........      0.25%  B               $  65.65                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.50%  B               $  64.15                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.70%  B               $  69.09                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.80%  B               $ 153.26                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.90%  B               $  53.16                19
MULTIMANAGER AGGRESSIVE EQUITY........      0.90%  B               $  64.14                 2
MULTIMANAGER AGGRESSIVE EQUITY........      0.95%  B               $  67.31                71
MULTIMANAGER AGGRESSIVE EQUITY........      1.00%  B               $ 126.85                --
MULTIMANAGER AGGRESSIVE EQUITY........      1.10%  B               $  66.26                 5
MULTIMANAGER AGGRESSIVE EQUITY........      1.20%  B               $  61.76               166
MULTIMANAGER AGGRESSIVE EQUITY........      1.25%  B               $  71.08                11
MULTIMANAGER AGGRESSIVE EQUITY........      1.30%  B               $  82.38                 5

MULTIMANAGER CORE BOND................      0.25%  B               $ 142.30                --
MULTIMANAGER CORE BOND................      0.50%  B               $ 139.47                --
MULTIMANAGER CORE BOND................      0.70%  B               $ 120.27                --
MULTIMANAGER CORE BOND................      0.70%  B               $ 137.24                 1

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                              Contract
                                              charges   Share Class   Unit Value   Units Outstanding (000s)
                                             --------- ------------- ------------ -------------------------
MULTIMANAGER CORE BOND....................      0.80%  B               $ 108.38               --
MULTIMANAGER CORE BOND....................      0.90%  B               $ 119.07               --
MULTIMANAGER CORE BOND....................      0.90%  B               $ 135.05                6
MULTIMANAGER CORE BOND....................      0.95%  B               $ 134.50              106
MULTIMANAGER CORE BOND....................      1.00%  B               $ 133.96               --
MULTIMANAGER CORE BOND....................      1.10%  B               $ 132.88               12
MULTIMANAGER CORE BOND....................      1.20%  B               $ 117.29               --
MULTIMANAGER CORE BOND....................      1.20%  B               $ 131.81               97
MULTIMANAGER CORE BOND....................      1.25%  B               $ 115.05               23
MULTIMANAGER CORE BOND....................      1.30%  B               $ 114.00                4
MULTIMANAGER CORE BOND....................      1.34%  B               $ 130.33              415
MULTIMANAGER CORE BOND....................      1.35%  B               $ 130.22                2
MULTIMANAGER CORE BOND....................      1.45%  B               $ 129.17               --

MULTIMANAGER INTERNATIONAL EQUITY.........      0.25%  B               $ 136.98               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.50%  B               $ 134.26               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.70%  B               $ 110.55               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.70%  B               $ 132.11                1
MULTIMANAGER INTERNATIONAL EQUITY.........      0.80%  B               $ 160.79               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.90%  B               $ 109.45               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.90%  B               $ 130.00                8
MULTIMANAGER INTERNATIONAL EQUITY.........      0.95%  B               $ 129.48               62
MULTIMANAGER INTERNATIONAL EQUITY.........      1.00%  B               $ 128.95               --
MULTIMANAGER INTERNATIONAL EQUITY.........      1.10%  B               $ 127.92                3
MULTIMANAGER INTERNATIONAL EQUITY.........      1.20%  B               $ 102.25               --
MULTIMANAGER INTERNATIONAL EQUITY.........      1.20%  B               $ 126.88               70
MULTIMANAGER INTERNATIONAL EQUITY.........      1.25%  B               $  67.51                8
MULTIMANAGER INTERNATIONAL EQUITY.........      1.30%  B               $  78.51                3
MULTIMANAGER INTERNATIONAL EQUITY.........      1.34%  B               $ 125.45              429
MULTIMANAGER INTERNATIONAL EQUITY.........      1.35%  B               $ 125.35               --
MULTIMANAGER INTERNATIONAL EQUITY.........      1.45%  B               $ 124.34               --
MULTIMANAGER INTERNATIONAL EQUITY.........      2.75%  B               $ 145.26               13

MULTIMANAGER LARGE CAP CORE EQUITY........      0.25%  B               $ 108.82               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.50%  B               $ 106.66               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.70%  B               $ 100.56               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.70%  B               $ 104.95               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.80%  B               $ 153.13               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.90%  B               $  99.56               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.90%  B               $ 102.44               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.90%  B               $ 103.27                1
MULTIMANAGER LARGE CAP CORE EQUITY........      0.95%  B               $ 102.86               10
MULTIMANAGER LARGE CAP CORE EQUITY........      1.00%  B               $ 102.44               --
MULTIMANAGER LARGE CAP CORE EQUITY........      1.10%  B               $ 101.62                1
MULTIMANAGER LARGE CAP CORE EQUITY........      1.20%  B               $  98.07               --
MULTIMANAGER LARGE CAP CORE EQUITY........      1.20%  B               $ 100.80               23
MULTIMANAGER LARGE CAP CORE EQUITY........      1.25%  B               $  74.60                1
MULTIMANAGER LARGE CAP CORE EQUITY........      1.30%  B               $  83.28                1
MULTIMANAGER LARGE CAP CORE EQUITY........      1.34%  B               $  99.66              113
MULTIMANAGER LARGE CAP CORE EQUITY........      1.35%  B               $  99.58               --
MULTIMANAGER LARGE CAP CORE EQUITY........      1.45%  B               $  98.77               --

MULTIMANAGER LARGE CAP GROWTH.............      0.25%  B               $  83.87               --
MULTIMANAGER LARGE CAP GROWTH.............      0.50%  B               $  82.21               --
MULTIMANAGER LARGE CAP GROWTH.............      0.70%  B               $  80.89               --

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
MULTIMANAGER LARGE CAP GROWTH........      0.70%  B              $  88.44                --
MULTIMANAGER LARGE CAP GROWTH........      0.80%  B              $ 150.83                --
MULTIMANAGER LARGE CAP GROWTH........      0.90%  B              $  79.60                 8
MULTIMANAGER LARGE CAP GROWTH........      0.90%  B              $  87.56                --
MULTIMANAGER LARGE CAP GROWTH........      0.95%  B              $  79.28                44
MULTIMANAGER LARGE CAP GROWTH........      1.00%  B              $  78.96                --
MULTIMANAGER LARGE CAP GROWTH........      1.10%  B              $  78.32                 2
MULTIMANAGER LARGE CAP GROWTH........      1.20%  B              $  77.69                55
MULTIMANAGER LARGE CAP GROWTH........      1.20%  B              $  86.25                --
MULTIMANAGER LARGE CAP GROWTH........      1.25%  B              $  74.31                 2
MULTIMANAGER LARGE CAP GROWTH........      1.30%  B              $  80.79                 2
MULTIMANAGER LARGE CAP GROWTH........      1.34%  B              $  76.81               272
MULTIMANAGER LARGE CAP GROWTH........      1.35%  B              $  76.75                 1
MULTIMANAGER LARGE CAP GROWTH........      1.45%  B              $  76.13                --

MULTIMANAGER LARGE CAP VALUE.........      0.25%  B              $ 119.95                --
MULTIMANAGER LARGE CAP VALUE.........      0.50%  B              $ 117.57                --
MULTIMANAGER LARGE CAP VALUE.........      0.70%  B              $  99.56                --
MULTIMANAGER LARGE CAP VALUE.........      0.70%  B              $ 115.69                 2
MULTIMANAGER LARGE CAP VALUE.........      0.80%  B              $ 150.24                --
MULTIMANAGER LARGE CAP VALUE.........      0.90%  B              $  98.57                --
MULTIMANAGER LARGE CAP VALUE.........      0.90%  B              $ 113.84                 4
MULTIMANAGER LARGE CAP VALUE.........      0.95%  B              $ 113.38                71
MULTIMANAGER LARGE CAP VALUE.........      1.00%  B              $ 112.92                --
MULTIMANAGER LARGE CAP VALUE.........      1.10%  B              $ 112.01                 5
MULTIMANAGER LARGE CAP VALUE.........      1.20%  B              $  97.10                --
MULTIMANAGER LARGE CAP VALUE.........      1.20%  B              $ 111.11                77
MULTIMANAGER LARGE CAP VALUE.........      1.25%  B              $  70.74                 8
MULTIMANAGER LARGE CAP VALUE.........      1.30%  B              $  79.64                 3
MULTIMANAGER LARGE CAP VALUE.........      1.34%  B              $ 109.85               337
MULTIMANAGER LARGE CAP VALUE.........      1.35%  B              $ 109.76                --
MULTIMANAGER LARGE CAP VALUE.........      1.45%  B              $ 108.88                --

MULTIMANAGER MID CAP GROWTH..........      0.25%  B              $ 102.64                --
MULTIMANAGER MID CAP GROWTH..........      0.50%  B              $ 100.60                --
MULTIMANAGER MID CAP GROWTH..........      0.70%  B              $  98.99                 1
MULTIMANAGER MID CAP GROWTH..........      0.70%  B              $ 107.20                --
MULTIMANAGER MID CAP GROWTH..........      0.80%  B              $ 159.16                --
MULTIMANAGER MID CAP GROWTH..........      0.90%  B              $  97.40                 4
MULTIMANAGER MID CAP GROWTH..........      0.90%  B              $ 106.13                --
MULTIMANAGER MID CAP GROWTH..........      0.95%  B              $  97.01                60
MULTIMANAGER MID CAP GROWTH..........      1.00%  B              $  96.62                --
MULTIMANAGER MID CAP GROWTH..........      1.10%  B              $  95.84                 3
MULTIMANAGER MID CAP GROWTH..........      1.20%  B              $  95.07                92
MULTIMANAGER MID CAP GROWTH..........      1.20%  B              $  99.15                --
MULTIMANAGER MID CAP GROWTH..........      1.25%  B              $  76.55                 5
MULTIMANAGER MID CAP GROWTH..........      1.30%  B              $  88.91                 2
MULTIMANAGER MID CAP GROWTH..........      1.34%  B              $  93.99               503
MULTIMANAGER MID CAP GROWTH..........      1.35%  B              $  93.92                 1
MULTIMANAGER MID CAP GROWTH..........      1.45%  B              $  93.16                --
MULTIMANAGER MID CAP GROWTH..........      2.75%  B              $ 141.01                 8

MULTIMANAGER MID CAP VALUE...........      0.25%  B              $ 135.13                --
MULTIMANAGER MID CAP VALUE...........      0.50%  B              $ 132.45                --
MULTIMANAGER MID CAP VALUE...........      0.70%  B              $ 113.87                --

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                          Contract
                                          charges   Share Class   Unit Value   Units Outstanding (000s)
                                         --------- ------------- ------------ -------------------------
MULTIMANAGER MID CAP VALUE............      0.70%  B               $ 130.33               --
MULTIMANAGER MID CAP VALUE............      0.80%  B               $ 170.05               --
MULTIMANAGER MID CAP VALUE............      0.90%  B               $ 112.73               --
MULTIMANAGER MID CAP VALUE............      0.90%  B               $ 128.24                5
MULTIMANAGER MID CAP VALUE............      0.95%  B               $ 127.73               49
MULTIMANAGER MID CAP VALUE............      1.00%  B               $ 127.21               --
MULTIMANAGER MID CAP VALUE............      1.10%  B               $ 126.19                3
MULTIMANAGER MID CAP VALUE............      1.20%  B               $ 105.32               --
MULTIMANAGER MID CAP VALUE............      1.20%  B               $ 125.17               67
MULTIMANAGER MID CAP VALUE............      1.25%  B               $  79.65                9
MULTIMANAGER MID CAP VALUE............      1.30%  B               $  91.60                2
MULTIMANAGER MID CAP VALUE............      1.34%  B               $ 123.76              348
MULTIMANAGER MID CAP VALUE............      1.35%  B               $ 123.66               --
MULTIMANAGER MID CAP VALUE............      1.45%  B               $ 122.66               --
MULTIMANAGER MID CAP VALUE............      2.75%  B               $ 158.19                4

MULTIMANAGER MULTI-SECTOR BOND........      0.25%  A               $ 113.42               --
MULTIMANAGER MULTI-SECTOR BOND........      0.50%  A               $  88.11               --
MULTIMANAGER MULTI-SECTOR BOND........      0.70%  A               $ 102.61                1
MULTIMANAGER MULTI-SECTOR BOND........      0.90%  A               $ 134.01                5
MULTIMANAGER MULTI-SECTOR BOND........      1.00%  A               $ 144.78               --
MULTIMANAGER MULTI-SECTOR BOND........      1.20%  A               $ 112.66                4
MULTIMANAGER MULTI-SECTOR BOND........      1.34%  A               $ 149.37              580
MULTIMANAGER MULTI-SECTOR BOND........      1.35%  A               $ 159.23                8
MULTIMANAGER MULTI-SECTOR BOND........      1.45%  A               $  87.49                1
MULTIMANAGER MULTI-SECTOR BOND........      0.25%  B               $ 117.41               --
MULTIMANAGER MULTI-SECTOR BOND........      0.50%  B               $ 114.73               --
MULTIMANAGER MULTI-SECTOR BOND........      0.70%  B               $ 107.70               --
MULTIMANAGER MULTI-SECTOR BOND........      0.80%  B               $ 111.29               --
MULTIMANAGER MULTI-SECTOR BOND........      0.90%  B               $  90.94                5
MULTIMANAGER MULTI-SECTOR BOND........      0.95%  B               $ 104.93              114
MULTIMANAGER MULTI-SECTOR BOND........      1.00%  B               $ 122.76               --
MULTIMANAGER MULTI-SECTOR BOND........      1.10%  B               $ 103.30                4
MULTIMANAGER MULTI-SECTOR BOND........      1.20%  B               $  87.51              139
MULTIMANAGER MULTI-SECTOR BOND........      1.25%  B               $  81.72                8
MULTIMANAGER MULTI-SECTOR BOND........      1.30%  B               $  85.24                7

MULTIMANAGER SMALL CAP GROWTH.........      0.00%  B               $ 109.93               --
MULTIMANAGER SMALL CAP GROWTH.........      0.25%  B               $ 108.50               --
MULTIMANAGER SMALL CAP GROWTH.........      0.50%  B               $ 107.09               --
MULTIMANAGER SMALL CAP GROWTH.........      0.70%  B               $ 105.97                1
MULTIMANAGER SMALL CAP GROWTH.........      0.80%  B               $ 160.82               --
MULTIMANAGER SMALL CAP GROWTH.........      0.90%  B               $ 104.86                3
MULTIMANAGER SMALL CAP GROWTH.........      0.95%  B               $ 104.58               34
MULTIMANAGER SMALL CAP GROWTH.........      1.00%  B               $ 104.31               --
MULTIMANAGER SMALL CAP GROWTH.........      1.10%  B               $ 103.76                2
MULTIMANAGER SMALL CAP GROWTH.........      1.20%  B               $ 103.21               50
MULTIMANAGER SMALL CAP GROWTH.........      1.25%  B               $  70.12                4
MULTIMANAGER SMALL CAP GROWTH.........      1.30%  B               $  80.36                3
MULTIMANAGER SMALL CAP GROWTH.........      1.34%  B               $ 102.12               14
MULTIMANAGER SMALL CAP GROWTH.........      1.34%  B               $ 102.45              317
MULTIMANAGER SMALL CAP GROWTH.........      1.35%  B               $ 102.39                1
MULTIMANAGER SMALL CAP GROWTH.........      1.45%  B               $ 101.85               --

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                        Contract
                                        charges   Share Class   Unit Value   Units Outstanding (000s)
                                       --------- ------------- ------------ -------------------------
MULTIMANAGER SMALL CAP VALUE........      0.25%  B               $ 148.86               --
MULTIMANAGER SMALL CAP VALUE........      0.50%  B               $ 145.43               --
MULTIMANAGER SMALL CAP VALUE........      0.70%  B               $ 151.41               --
MULTIMANAGER SMALL CAP VALUE........      0.80%  B               $ 168.23               --
MULTIMANAGER SMALL CAP VALUE........      0.90%  B               $ 148.28               12
MULTIMANAGER SMALL CAP VALUE........      0.95%  B               $ 116.40               61
MULTIMANAGER SMALL CAP VALUE........      1.00%  B               $ 146.74               --
MULTIMANAGER SMALL CAP VALUE........      1.10%  B               $ 145.21               --
MULTIMANAGER SMALL CAP VALUE........      1.20%  B               $ 143.69               86
MULTIMANAGER SMALL CAP VALUE........      1.25%  B               $  64.94                3
MULTIMANAGER SMALL CAP VALUE........      1.30%  B               $  70.98                1
MULTIMANAGER SMALL CAP VALUE........      1.34%  B               $ 140.85               19
MULTIMANAGER SMALL CAP VALUE........      1.34%  B               $ 141.60              669
MULTIMANAGER SMALL CAP VALUE........      1.35%  B               $ 141.45                2
MULTIMANAGER SMALL CAP VALUE........      1.45%  B               $ 109.75               --

MULTIMANAGER TECHNOLOGY.............      0.25%  B               $ 110.21               --
MULTIMANAGER TECHNOLOGY.............      0.50%  B               $ 108.02                1
MULTIMANAGER TECHNOLOGY.............      0.70%  B               $ 106.29                2
MULTIMANAGER TECHNOLOGY.............      0.70%  B               $ 120.60               --
MULTIMANAGER TECHNOLOGY.............      0.80%  B               $ 163.51               --
MULTIMANAGER TECHNOLOGY.............      0.90%  B               $ 104.59                7
MULTIMANAGER TECHNOLOGY.............      0.90%  B               $ 119.40               --
MULTIMANAGER TECHNOLOGY.............      0.95%  B               $ 104.17               64
MULTIMANAGER TECHNOLOGY.............      1.00%  B               $ 103.75               --
MULTIMANAGER TECHNOLOGY.............      1.10%  B               $ 102.91                6
MULTIMANAGER TECHNOLOGY.............      1.20%  B               $ 102.08              131
MULTIMANAGER TECHNOLOGY.............      1.25%  B               $  84.88               10
MULTIMANAGER TECHNOLOGY.............      1.30%  B               $  99.80                3
MULTIMANAGER TECHNOLOGY.............      1.34%  B               $ 100.93              896
MULTIMANAGER TECHNOLOGY.............      1.35%  B               $ 100.85                3
MULTIMANAGER TECHNOLOGY.............      1.45%  B               $ 100.03                1
MULTIMANAGER TECHNOLOGY.............      2.75%  B               $ 111.33               --
MULTIMANAGER TECHNOLOGY.............      2.75%  B               $ 156.93                4

TARGET 2015 ALLOCATION..............      0.00%  B               $  97.56               --
TARGET 2015 ALLOCATION..............      0.25%  B               $  96.76               --
TARGET 2015 ALLOCATION..............      0.50%  B               $  95.96               --
TARGET 2015 ALLOCATION..............      0.70%  B               $  95.32               --
TARGET 2015 ALLOCATION..............      0.80%  B               $ 136.16               --
TARGET 2015 ALLOCATION..............      0.90%  B               $  94.68                6
TARGET 2015 ALLOCATION..............      0.95%  B               $  94.52                4
TARGET 2015 ALLOCATION..............      1.00%  B               $  94.37               --
TARGET 2015 ALLOCATION..............      1.10%  B               $  94.05                2
TARGET 2015 ALLOCATION..............      1.20%  B               $  93.74               13
TARGET 2015 ALLOCATION..............      1.25%  B               $  81.09                5
TARGET 2015 ALLOCATION..............      1.30%  B               $  89.15               --
TARGET 2015 ALLOCATION..............      1.34%  B               $  93.30              141
TARGET 2015 ALLOCATION..............      1.35%  B               $  93.26               --
TARGET 2015 ALLOCATION..............      1.45%  B               $  92.95               --

TARGET 2025 ALLOCATION..............      0.00%  B               $  94.32               --
TARGET 2025 ALLOCATION..............      0.25%  B               $  93.54               --
TARGET 2025 ALLOCATION..............      0.50%  B               $  92.77               --
TARGET 2025 ALLOCATION..............      0.70%  B               $  92.15                2

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                  Contract
                                  charges   Share Class   Unit Value   Units Outstanding (000s)
                                 --------- ------------- ------------ -------------------------
TARGET 2025 ALLOCATION........      0.80%  B               $ 143.13               --
TARGET 2025 ALLOCATION........      0.90%  B               $  91.54                5
TARGET 2025 ALLOCATION........      0.95%  B               $  91.39                6
TARGET 2025 ALLOCATION........      1.00%  B               $  91.23               --
TARGET 2025 ALLOCATION........      1.10%  B               $  90.93               10
TARGET 2025 ALLOCATION........      1.20%  B               $  90.62               33
TARGET 2025 ALLOCATION........      1.25%  B               $  77.11                3
TARGET 2025 ALLOCATION........      1.30%  B               $  85.81               --
TARGET 2025 ALLOCATION........      1.34%  B               $  90.20              162
TARGET 2025 ALLOCATION........      1.35%  B               $  90.17                1
TARGET 2025 ALLOCATION........      1.45%  B               $  89.86               --

TARGET 2035 ALLOCATION........      0.00%  B               $  92.42               --
TARGET 2035 ALLOCATION........      0.25%  B               $  91.66               --
TARGET 2035 ALLOCATION........      0.50%  B               $  90.90               --
TARGET 2035 ALLOCATION........      0.70%  B               $  90.29               --
TARGET 2035 ALLOCATION........      0.80%  B               $ 148.67               --
TARGET 2035 ALLOCATION........      0.90%  B               $  89.69                4
TARGET 2035 ALLOCATION........      0.95%  B               $  89.54                6
TARGET 2035 ALLOCATION........      1.00%  B               $  89.39               --
TARGET 2035 ALLOCATION........      1.10%  B               $  89.09                8
TARGET 2035 ALLOCATION........      1.20%  B               $  88.79               22
TARGET 2035 ALLOCATION........      1.25%  B               $  74.38                6
TARGET 2035 ALLOCATION........      1.30%  B               $  83.68               --
TARGET 2035 ALLOCATION........      1.34%  B               $  88.38              123
TARGET 2035 ALLOCATION........      1.35%  B               $  88.35               --
TARGET 2035 ALLOCATION........      1.45%  B               $  88.05               --

TARGET 2045 ALLOCATION........      0.00%  B               $  90.03               --
TARGET 2045 ALLOCATION........      0.25%  B               $  89.29               --
TARGET 2045 ALLOCATION........      0.50%  B               $  88.55               --
TARGET 2045 ALLOCATION........      0.70%  B               $  87.96               --
TARGET 2045 ALLOCATION........      0.80%  B               $ 154.24               --
TARGET 2045 ALLOCATION........      0.90%  B               $  87.37                4
TARGET 2045 ALLOCATION........      0.95%  B               $  87.22                5
TARGET 2045 ALLOCATION........      1.00%  B               $  87.08               --
TARGET 2045 ALLOCATION........      1.10%  B               $  86.79                4
TARGET 2045 ALLOCATION........      1.20%  B               $  86.50               12
TARGET 2045 ALLOCATION........      1.25%  B               $  71.30                1
TARGET 2045 ALLOCATION........      1.30%  B               $  81.12               --
TARGET 2045 ALLOCATION........      1.34%  B               $  86.09               91
TARGET 2045 ALLOCATION........      1.35%  B               $  86.06               --
TARGET 2045 ALLOCATION........      1.45%  B               $  85.77               --



                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         ALL ASSET     AXA AGGRESSIVE   AXA BALANCED
                                                      ALLOCATION (c)     ALLOCATION     STRATEGY (a)
                                                     ---------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   34,327     $    2,252,584     $ 69,043
 Expenses:..........................................
  Less: Asset-based charges.........................         3,393          2,500,035       18,400
  Less: Reduction for expense limitation............            --                 --           --
                                                        ----------     --------------     --------
  Net Expenses......................................         3,393          2,500,035       18,400
                                                        ----------     --------------     --------
Net Investment Income (Loss)........................        30,934           (247,451)      50,643
                                                        ----------     --------------     --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............            69        (28,168,331)       6,802
  Realized gain distribution from The Trusts........        26,431         27,273,591       28,837
                                                        ----------     --------------     --------
 Net realized gain (loss)...........................        26,500           (894,740)      35,639
                                                        ----------     --------------     --------
  Change in unrealized appreciation
   (depreciation) of investments....................       (17,554)        50,664,647       54,313
                                                        ----------     --------------     --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         8,946         49,769,907       89,952
                                                        ----------     --------------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   39,880     $   49,522,456     $140,595
                                                        ==========     ==============     ========

                                                      AXA CONSERVATIVE     AXA CONSERVATIVE    AXA CONSERVATIVE
                                                         ALLOCATION      GROWTH STRATEGY (a)     STRATEGY (a)
                                                     ------------------ --------------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $   1,637,859           $15,336            $   4,724
 Expenses:..........................................
  Less: Asset-based charges.........................         810,138             4,886                1,155
  Less: Reduction for expense limitation............              --                --                   --
                                                       -------------           -------            ---------
  Net Expenses......................................         810,138             4,886                1,155
                                                       -------------           -------            ---------
Net Investment Income (Loss)........................         827,721            10,450                3,569
                                                       -------------           -------            ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (3,929,560)            8,029                2,911
  Realized gain distribution from The Trusts........       2,361,579             4,352                  534
                                                       -------------           -------            ---------
 Net realized gain (loss)...........................      (1,567,981)           12,381                3,445
                                                       -------------           -------            ---------
  Change in unrealized appreciation
   (depreciation) of investments....................       6,178,939            20,394               (1,652)
                                                       -------------           -------            ---------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       4,610,958            32,775                1,793
                                                       -------------           -------            ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   5,438,679           $43,225            $   5,362
                                                       =============           =======            =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      AXA CONSERVATIVE-PLUS   AXA GROWTH     AXA MODERATE
                                                           ALLOCATION        STRATEGY (b)     ALLOCATION
                                                     ---------------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $  2,023,951          $13,298     $  22,121,686
 Expenses:..........................................
  Less: Asset-based charges.........................         1,208,065            4,330        18,979,394
  Less: Reduction for expense limitation............                --               --        (4,283,587)
                                                          ------------          -------     -------------
  Net Expenses......................................         1,208,065            4,330        14,695,807
                                                          ------------          -------     -------------
Net Investment Income (Loss)........................           815,886            8,968         7,425,879
                                                          ------------          -------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (7,172,072)           8,162       (36,386,480)
  Realized gain distribution from The Trusts........         6,434,336            6,794        92,892,698
                                                          ------------          -------     -------------
 Net realized gain (loss)...........................          (737,736)          14,956        56,506,218
                                                          ------------          -------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................        12,108,048           12,851       138,523,995
                                                          ------------          -------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        11,370,312           27,807       195,030,213
                                                          ------------          -------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $ 12,186,198          $36,775     $ 202,456,092
                                                          ============          =======     =============

                                                      AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                     ------------------- ---------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   7,915,476        $  12,235,353          $      332,595
 Expenses:..........................................
  Less: Asset-based charges.........................        6,852,897            5,968,682               2,824,821
  Less: Reduction for expense limitation............               --                   --                      --
                                                        -------------        -------------          --------------
  Net Expenses......................................        6,852,897            5,968,682               2,824,821
                                                        -------------        -------------          --------------
Net Investment Income (Loss)........................        1,062,579            6,266,671              (2,492,226)
                                                        -------------        -------------          --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (48,950,379)         (60,112,404)            (28,313,781)
  Realized gain distribution from The Trusts........       53,459,481                   --                      --
                                                        -------------        -------------          --------------
 Net realized gain (loss)...........................        4,509,102          (60,112,404)            (28,313,781)
                                                        -------------        -------------          --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      100,760,740          162,512,273              97,071,168
                                                        -------------        -------------          --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      105,269,842          102,399,869              68,757,387
                                                        -------------        -------------          --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 106,332,421        $ 108,666,540          $   66,265,161
                                                        =============        =============          ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/AXA FRANKLIN
                                                         SMALL CAP     EQ/BLACKROCK BASIC       EQ/BLACKROCK
                                                        VALUE CORE        VALUE EQUITY      INTERNATIONAL VALUE
                                                     ---------------- -------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      94,565      $    7,238,096       $    4,502,117
 Expenses:..........................................
  Less: Asset-based charges.........................        117,457           3,408,002            2,750,674
  Less: Reduction for expense limitation............             --                  --                   --
                                                      -------------      --------------       --------------
  Net Expenses......................................        117,457           3,408,002            2,750,674
                                                      -------------      --------------       --------------
Net Investment Income (Loss)........................        (22,892)          3,830,094            1,751,443
                                                      -------------      --------------       --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,088,015)        (23,704,481)         (31,017,073)
  Realized gain distribution from The Trusts........             --                  --                   --
                                                      -------------      --------------       --------------
 Net realized gain (loss)...........................     (2,088,015)        (23,704,481)         (31,017,073)
                                                      -------------      --------------       --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      4,465,660          89,803,308           85,045,272
                                                      -------------      --------------       --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      2,377,645          66,098,827           54,028,199
                                                      -------------      --------------       --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   2,354,753      $   69,928,921       $   55,779,642
                                                      =============      ==============       ==============

                                                      EQ/BOSTON ADVISORS        EQ/CALVERT          EQ/CAPITAL
                                                         EQUITY INCOME     SOCIALLY RESPONSIBLE   GUARDIAN GROWTH
                                                     -------------------- ---------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   1,162,528         $      39,089       $      49,205
 Expenses:..........................................
  Less: Asset-based charges.........................          571,519               198,881             182,183
  Less: Reduction for expense limitation............               --                    --                  --
                                                        -------------         -------------       -------------
  Net Expenses......................................          571,519               198,881             182,183
                                                        -------------         -------------       -------------
Net Investment Income (Loss)........................          591,009              (159,792)           (132,978)
                                                        -------------         -------------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (9,518,856)           (1,198,023)         (1,567,967)
  Realized gain distribution from The Trusts........               --                    --                  --
                                                        -------------         -------------       -------------
 Net realized gain (loss)...........................       (9,518,856)           (1,198,023)         (1,567,967)
                                                        -------------         -------------       -------------
  Change in unrealized appreciation
   (depreciation) of investments....................       14,328,905             5,547,751           5,776,621
                                                        -------------         -------------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        4,810,049             4,349,728           4,208,654
                                                        -------------         -------------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   5,401,058         $   4,189,936       $   4,075,676
                                                        =============         =============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/CAPITAL
                                                         GUARDIAN         EQ/COMMON
                                                         RESEARCH        STOCK INDEX
                                                     ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,614,924   $    36,711,714
 Expenses:..........................................
  Less: Asset-based charges.........................       1,803,457        26,135,745
  Less: Reduction for expense limitation............              --          (390,317)
                                                      --------------   ---------------
  Net Expenses......................................       1,803,457        25,745,428
                                                      --------------   ---------------
Net Investment Income (Loss)........................        (188,533)       10,966,286
                                                      --------------   ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (12,301,306)     (184,477,707)
  Realized gain distribution from The Trusts........              --                --
                                                      --------------   ---------------
 Net realized gain (loss)...........................     (12,301,306)     (184,477,707)
                                                      --------------   ---------------
  Change in unrealized appreciation
   (depreciation) of investments....................      50,010,433       621,996,052
                                                      --------------   ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      37,709,127       437,518,345
                                                      --------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   37,520,594   $   448,484,631
                                                      ==============   ===============

                                                         EQ/CORE       EQ/DAVIS NEW      EQ/EQUITY        EQ/EQUITY
                                                        BOND INDEX     YORK VENTURE      500 INDEX       GROWTH PLUS
                                                     --------------- --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   2,932,372   $     298,047   $  13,998,364    $    2,679,064
 Expenses:..........................................
  Less: Asset-based charges.........................      1,339,035         190,028       8,298,314         3,846,041
  Less: Reduction for expense limitation............             --              --              --                --
                                                      -------------   -------------   -------------    --------------
  Net Expenses......................................      1,339,035         190,028       8,298,314         3,846,041
                                                      -------------   -------------   -------------    --------------
Net Investment Income (Loss)........................      1,593,337         108,019       5,700,050        (1,166,977)
                                                      -------------   -------------   -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,279,756)     (2,139,605)    (54,613,799)      (29,472,950)
  Realized gain distribution from The Trusts........             --              --       1,799,512                --
                                                      -------------   -------------   -------------    --------------
 Net realized gain (loss)...........................     (5,279,756)     (2,139,605)    (52,814,287)      (29,472,950)
                                                      -------------   -------------   -------------    --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      3,877,623       6,587,138     193,023,835       105,183,233
                                                      -------------   -------------   -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (1,402,133)      4,447,533     140,209,548        75,710,283
                                                      -------------   -------------   -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $     191,204   $   4,555,552   $ 145,909,598    $   74,543,306
                                                      =============   =============   =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/EVERGREEN     EQ/FRANKLIN
                                                          OMEGA       CORE BALANCED
                                                     -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     57,664   $    3,838,027
 Expenses:..........................................
  Less: Asset-based charges.........................       388,969          850,928
  Less: Reduction for expense limitation............            --               --
                                                      ------------   --------------
  Net Expenses......................................       388,969          850,928
                                                      ------------   --------------
Net Investment Income (Loss)........................      (331,305)       2,987,099
                                                      ------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (1,964,016)     (10,048,926)
  Realized gain distribution from The Trusts........            --               --
                                                      ------------   --------------
 Net realized gain (loss)...........................    (1,964,016)     (10,048,926)
                                                      ------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments....................    12,917,877       24,253,313
                                                      ------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    10,953,861       14,204,387
                                                      ------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 10,622,556   $   17,191,486
                                                      ============   ==============

                                                       EQ/FRANKLIN      EQ/GAMCO
                                                        TEMPLETON      MERGERS AND   EQ/GAMCO SMALL     EQ/GLOBAL
                                                        ALLOCATION    ACQUISITIONS    COMPANY VALUE     BOND PLUS
                                                     --------------- -------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     889,483    $       --    $      702,471   $     421,747
 Expenses:..........................................
  Less: Asset-based charges.........................        439,612       152,145         1,918,822         659,689
  Less: Reduction for expense limitation............             --            --                --              --
                                                      -------------    ----------    --------------   -------------
  Net Expenses......................................        439,612       152,145         1,918,822         659,689
                                                      -------------    ----------    --------------   -------------
Net Investment Income (Loss)........................        449,871      (152,145)       (1,216,351)       (237,942)
                                                      -------------    ----------    --------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (4,889,094)     (970,513)      (11,392,879)     (5,137,099)
  Realized gain distribution from The Trusts........             --        62,895                --         194,025
                                                      -------------    ----------    --------------   -------------
 Net realized gain (loss)...........................     (4,889,094)     (907,618)      (11,392,879)     (4,943,074)
                                                      -------------    ----------    --------------   -------------
  Change in unrealized appreciation
   (depreciation) of investments....................     13,002,111     2,758,156        64,621,116       5,288,641
                                                      -------------    ----------    --------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      8,113,017     1,850,538        53,228,237         345,567
                                                      -------------    ----------    --------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   8,562,888    $1,698,393    $   52,011,886   $     107,625
                                                      =============    ==========    ==============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         EQ/GLOBAL      EQ/INTERMEDIATE
                                                        MULTI-SECTOR       GOVERNMENT
                                                           EQUITY          BOND INDEX
                                                     ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     4,310,876    $  1,291,352
 Expenses:..........................................
  Less: Asset-based charges.........................        4,187,840       1,398,664
  Less: Reduction for expense limitation............               --          (6,140)
                                                      ---------------    ------------
  Net Expenses......................................        4,187,840       1,392,524
                                                      ---------------    ------------
Net Investment Income (Loss)........................          123,036        (101,172)
                                                      ---------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (116,820,508)     (1,005,660)
  Realized gain distribution from The Trusts........               --              --
                                                      ---------------    ------------
 Net realized gain (loss)...........................     (116,820,508)     (1,005,660)
                                                      ---------------    ------------
  Change in unrealized appreciation
   (depreciation) of investments....................      243,702,267      (2,789,862)
                                                      ---------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      126,881,759      (3,795,522)
                                                      ---------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   127,004,795    $ (3,896,694)
                                                      ===============    ============

                                                                                             EQ/JPMORGAN
                                                      EQ/INTERNATIONAL   EQ/INTERNATIONAL       VALUE        EQ/LARGE CAP
                                                          CORE PLUS           GROWTH        OPPORTUNITIES     CORE PLUS
                                                     ------------------ ------------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    3,204,357      $    438,938     $    547,553    $     512,257
 Expenses:..........................................
  Less: Asset-based charges.........................        1,227,725           421,085          481,924          140,935
  Less: Reduction for expense limitation............               --                --               --               --
                                                       --------------      ------------     ------------    -------------
  Net Expenses......................................        1,227,725           421,085          481,924          140,935
                                                       --------------      ------------     ------------    -------------
Net Investment Income (Loss)........................        1,976,632            17,853           65,629          371,322
                                                       --------------      ------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (15,797,207)       (6,212,258)      (6,715,882)      (2,126,717)
  Realized gain distribution from The Trusts........               --                --               --               --
                                                       --------------      ------------     ------------    -------------
 Net realized gain (loss)...........................      (15,797,207)       (6,212,258)      (6,715,882)      (2,126,717)
                                                       --------------      ------------     ------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................       42,867,149        16,734,146       16,766,280        4,338,927
                                                       --------------      ------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       27,069,942        10,521,888       10,050,398        2,212,210
                                                       --------------      ------------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   29,046,574      $ 10,539,741     $ 10,116,027    $   2,583,532
                                                       ==============      ============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP
                                                      GROWTH INDEX    GROWTH PLUS    VALUE INDEX
                                                     -------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  2,083,388   $ 2,539,546    $   1,085,075
 Expenses:..........................................
  Less: Asset-based charges.........................     1,238,715     2,591,884          139,151
  Less: Reduction for expense limitation............            --            --               --
                                                      ------------   -----------    -------------
  Net Expenses......................................     1,238,715     2,591,884          139,151
                                                      ------------   -----------    -------------
Net Investment Income (Loss)........................       844,673       (52,338)         945,924
                                                      ------------   -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (1,593,693)    4,395,817       (5,087,664)
  Realized gain distribution from The Trusts........            --            --               --
                                                      ------------   -----------    -------------
 Net realized gain (loss)...........................    (1,593,693)    4,395,817       (5,087,664)
                                                      ------------   -----------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    29,855,204    53,287,739        6,368,390
                                                      ------------   -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    28,261,511    57,683,556        1,280,726
                                                      ------------   -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 29,106,184   $57,631,218    $   2,226,650
                                                      ============   ===========    =============

                                                        EQ/LARGE CAP      EQ/LORD ABBETT    EQ/LORD ABBETT
                                                         VALUE PLUS     GROWTH AND INCOME   LARGE CAP CORE
                                                     ----------------- ------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    17,468,020     $      88,943     $     127,620
 Expenses:..........................................
  Less: Asset-based charges.........................        9,370,974           151,072           201,979
  Less: Reduction for expense limitation............               --                --                --
                                                      ---------------     -------------     -------------
  Net Expenses......................................        9,370,974           151,072           201,979
                                                      ---------------     -------------     -------------
Net Investment Income (Loss)........................        8,097,046           (62,129)          (74,359)
                                                      ---------------     -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (142,478,704)       (3,127,465)       (1,816,047)
  Realized gain distribution from The Trusts........               --                --                --
                                                      ---------------     -------------     -------------
 Net realized gain (loss)...........................     (142,478,704)       (3,127,465)       (1,816,047)
                                                      ---------------     -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................      264,371,449         5,375,606         5,813,281
                                                      ---------------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      121,892,745         2,248,141         3,997,234
                                                      ---------------     -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   129,989,791     $   2,186,012     $   3,922,875
                                                      ===============     =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/MID CAP       EQ/MID CAP        EQ/MONEY
                                                           INDEX         VALUE PLUS         MARKET
                                                     ---------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    2,526,427   $    4,077,951   $    285,286
 Expenses:..........................................
  Less: Asset-based charges.........................       2,865,380        3,931,956      2,179,196
  Less: Reduction for expense limitation............              --               --           (123)
                                                      --------------   --------------   ------------
  Net Expenses......................................       2,865,380        3,931,956      2,179,073
                                                      --------------   --------------   ------------
Net Investment Income (Loss)........................        (338,953)         145,995     (1,893,787)
                                                      --------------   --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (40,669,534)     (72,416,519)       (81,776)
  Realized gain distribution from The Trusts........              --               --             --
                                                      --------------   --------------   ------------
 Net realized gain (loss)...........................     (40,669,534)     (72,416,519)       (81,776)
                                                      --------------   --------------   ------------
  Change in unrealized appreciation
   (depreciation) of investments....................     110,973,205      148,390,156        130,919
                                                      --------------   --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      70,303,671       75,973,637         49,143
                                                      --------------   --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   69,964,718   $   76,119,632   $ (1,844,644)
                                                      ==============   ==============   ============

                                                        EQ/MONTAG &         EQ/MUTUAL      EQ/OPPENHEIMER
                                                      CALDWELL GROWTH   LARGE CAP EQUITY       GLOBAL
                                                     ----------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $     112,171     $      48,020     $     108,057
 Expenses:..........................................
  Less: Asset-based charges.........................         323,360           327,118           196,632
  Less: Reduction for expense limitation............              --                --                --
                                                       -------------     -------------     -------------
  Net Expenses......................................         323,360           327,118           196,632
                                                       -------------     -------------     -------------
Net Investment Income (Loss)........................        (211,189)         (279,098)          (88,575)
                                                       -------------     -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (2,553,089)       (4,674,128)       (2,156,868)
  Realized gain distribution from The Trusts........              --                --                --
                                                       -------------     -------------     -------------
 Net realized gain (loss)...........................      (2,553,089)       (4,674,128)       (2,156,868)
                                                       -------------     -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................       9,435,395        10,705,264         7,354,325
                                                       -------------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       6,882,306         6,031,136         5,197,457
                                                       -------------     -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   6,671,117     $   5,752,038     $   5,108,882
                                                       =============     =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                        SHORT BOND      BOND PLUS      COMPANY INDEX
                                                     --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   1,374,789   $   4,744,672   $    1,847,251
 Expenses:..........................................
  Less: Asset-based charges.........................      1,472,299       1,680,932        1,572,692
  Less: Reduction for expense limitation............             --              --               --
                                                      -------------   -------------   --------------
  Net Expenses......................................      1,472,299       1,680,932        1,572,692
                                                      -------------   -------------   --------------
Net Investment Income (Loss)........................        (97,510)      3,063,740          274,559
                                                      -------------   -------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,269,769)     (3,894,674)     (21,088,359)
  Realized gain distribution from The Trusts........        297,100              --               --
                                                      -------------   -------------   --------------
 Net realized gain (loss)...........................     (4,972,669)     (3,894,674)     (21,088,359)
                                                      -------------   -------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      9,671,573       6,292,433       51,365,509
                                                      -------------   -------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      4,698,904       2,397,759       30,277,150
                                                      -------------   -------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   4,601,394   $   5,461,499   $   30,551,709
                                                      =============   =============   ==============

                                                      EQ/T. ROWE PRICE    EQ/TEMPLETON   EQ/UBS GROWTH
                                                        GROWTH STOCK     GLOBAL EQUITY     AND INCOME
                                                     ------------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $         --     $     361,479   $     144,212
 Expenses:..........................................
  Less: Asset-based charges.........................         889,733           285,479         214,771
  Less: Reduction for expense limitation............              --                --              --
                                                        ------------     -------------   -------------
  Net Expenses......................................         889,733           285,479         214,771
                                                        ------------     -------------   -------------
Net Investment Income (Loss)........................        (889,733)           76,000         (70,559)
                                                        ------------     -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (4,848,544)       (4,057,509)     (3,485,462)
  Realized gain distribution from The Trusts........              --                --              --
                                                        ------------     -------------   -------------
 Net realized gain (loss)...........................      (4,848,544)       (4,057,509)     (3,485,462)
                                                        ------------     -------------   -------------
  Change in unrealized appreciation
   (depreciation) of investments....................      30,073,682         9,908,524       8,247,785
                                                        ------------     -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      25,225,138         5,851,015       4,762,323
                                                        ------------     -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 24,335,405     $   5,927,015   $   4,691,764
                                                        ============     =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/VAN KAMPEN    EQ/VAN KAMPEN      MULTIMANAGER
                                                         COMSTOCK     MID CAP GROWTH   AGGRESSIVE EQUITY
                                                     --------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     232,506    $         --      $   1,812,173
 Expenses:..........................................
  Less: Asset-based charges.........................        201,008         673,100          6,128,985
  Less: Reduction for expense limitation............             --              --         (1,458,842)
                                                      -------------    ------------      -------------
  Net Expenses......................................        201,008         673,100          4,670,143
                                                      -------------    ------------      -------------
Net Investment Income (Loss)........................         31,498        (673,100)        (2,857,970)
                                                      -------------    ------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (4,087,514)     (9,832,944)       (31,688,872)
  Realized gain distribution from The Trusts........             --              --                 --
                                                      -------------    ------------      -------------
 Net realized gain (loss)...........................     (4,087,514)     (9,832,944)       (31,688,872)
                                                      -------------    ------------      -------------
  Change in unrealized appreciation
   (depreciation) of investments....................      8,047,463      32,631,370        177,657,200
                                                      -------------    ------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      3,959,949      22,798,426        145,968,328
                                                      -------------    ------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   3,991,447    $ 22,125,326      $ 143,110,358
                                                      =============    ============      =============

                                                                                             MULTIMANAGER
                                                      MULTIMANAGER       MULTIMANAGER         LARGE CAP
                                                        CORE BOND    INTERNATIONAL EQUITY    CORE EQUITY
                                                     -------------- ---------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $2,723,284       $    1,034,690      $     181,507
 Expenses:..........................................
  Less: Asset-based charges.........................      954,595              831,737            163,751
  Less: Reduction for expense limitation............           --                   --                 --
                                                       ----------       --------------      -------------
  Net Expenses......................................      954,595              831,737            163,751
                                                       ----------       --------------      -------------
Net Investment Income (Loss)........................    1,768,689              202,953             17,756
                                                       ----------       --------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (217,944)         (14,665,823)        (1,670,626)
  Realized gain distribution from The Trusts........      192,613                   --                 --
                                                       ----------       --------------      -------------
 Net realized gain (loss)...........................      (25,331)         (14,665,823)        (1,670,626)
                                                       ----------       --------------      -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    3,241,851           31,165,901          5,106,848
                                                       ----------       --------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    3,216,520           16,500,078          3,436,222
                                                       ----------       --------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $4,985,209       $   16,703,031      $   3,453,978
                                                       ==========       ==============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                        LARGE CAP        LARGE CAP        MID CAP
                                                          GROWTH           VALUE          GROWTH
                                                     --------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      40,489   $      912,980   $         --
 Expenses:..........................................
  Less: Asset-based charges.........................        316,265          617,468        677,654
  Less: Reduction for expense limitation............             --               --             --
                                                      -------------   --------------   ------------
  Net Expenses......................................        316,265          617,468        677,654
                                                      -------------   --------------   ------------
Net Investment Income (Loss)........................       (275,776)         295,512       (677,654)
                                                      -------------   --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,059,702)     (11,180,615)    (7,898,488)
  Realized gain distribution from The Trusts........             --               --             --
                                                      -------------   --------------   ------------
 Net realized gain (loss)...........................     (5,059,702)     (11,180,615)    (7,898,488)
                                                      -------------   --------------   ------------
  Change in unrealized appreciation
   (depreciation) of investments....................     13,076,430       20,794,326     26,837,470
                                                      -------------   --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      8,016,728        9,613,711     18,938,982
                                                      -------------   --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   7,740,952   $    9,909,223   $ 18,261,328
                                                      =============   ==============   ============

                                                      MULTIMANAGER                       MULTIMANAGER
                                                         MID CAP        MULTIMANAGER       SMALL CAP
                                                          VALUE      MULTI-SECTOR BOND      GROWTH
                                                     -------------- ------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  1,496,417    $    5,282,582     $         --
 Expenses:..........................................
  Less: Asset-based charges.........................       618,538         1,449,825          464,519
  Less: Reduction for expense limitation............            --                --               --
                                                      ------------    --------------     ------------
  Net Expenses......................................       618,538         1,449,825          464,519
                                                      ------------    --------------     ------------
Net Investment Income (Loss)........................       877,879         3,832,757         (464,519)
                                                      ------------    --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (7,157,528)      (12,151,717)      (9,302,045)
  Realized gain distribution from The Trusts........            --                --               --
                                                      ------------    --------------     ------------
 Net realized gain (loss)...........................    (7,157,528)      (12,151,717)      (9,302,045)
                                                      ------------    --------------     ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    23,852,581        17,477,411       20,585,009
                                                      ------------    --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    16,695,053         5,325,694       11,282,964
                                                      ------------    --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 17,572,932    $    9,158,451     $ 10,818,445
                                                      ============    ==============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER
                                                         SMALL CAP     MULTIMANAGER
                                                           VALUE        TECHNOLOGY
                                                     ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,062,684   $         --
 Expenses:..........................................
  Less: Asset-based charges.........................       1,316,191      1,106,589
  Less: Reduction for expense limitation............              --             --
                                                      --------------   ------------
  Net Expenses......................................       1,316,191      1,106,589
                                                      --------------   ------------
Net Investment Income (Loss)........................        (253,507)    (1,106,589)
                                                      --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (23,315,753)    (7,655,403)
  Realized gain distribution from The Trusts........              --             --
                                                      --------------   ------------
 Net realized gain (loss)...........................     (23,315,753)    (7,655,403)
                                                      --------------   ------------
  Change in unrealized appreciation
   (depreciation) of investments....................      47,397,830     47,160,006
                                                      --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      24,082,077     39,504,603
                                                      --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   23,828,570   $ 38,398,014
                                                      ==============   ============

                                                       TARGET 2015     TARGET 2025    TARGET 2035    TARGET 2045
                                                        ALLOCATION      ALLOCATION     ALLOCATION    ALLOCATION
                                                     --------------- --------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     567,472   $     684,168   $  499,313     $  335,206
 Expenses:..........................................
  Less: Asset-based charges.........................        160,078         181,667      133,471         89,977
  Less: Reduction for expense limitation............             --              --           --             --
                                                      -------------   -------------   ----------     ----------
  Net Expenses......................................        160,078         181,667      133,471         89,977
                                                      -------------   -------------   ----------     ----------
Net Investment Income (Loss)........................        407,394         502,501      365,842        245,229
                                                      -------------   -------------   ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,692,925)     (1,484,034)    (950,122)      (958,990)
  Realized gain distribution from The Trusts........         25,568          39,588       42,866         39,699
                                                      -------------   -------------   ----------     ----------
 Net realized gain (loss)...........................     (1,667,357)     (1,444,446)    (907,256)      (919,291)
                                                      -------------   -------------   ----------     ----------
  Change in unrealized appreciation
   (depreciation) of investments....................      3,479,083       4,003,872    3,133,847      2,602,775
                                                      -------------   -------------   ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,811,726       2,559,426    2,226,591      1,683,484
                                                      -------------   -------------   ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   2,219,120   $   3,061,927   $2,592,433     $1,928,713
                                                      =============   =============   ==========     ==========

-------
(a) Units were made available for sale on July 10, 2009.
(b) Units were made available for sale on September 30, 2009.
(c) Units were made available for sale on September 18, 2009.
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                     ALL ASSET             AXA AGGRESSIVE
                                                  ALLOCATION (m)             ALLOCATION
                                                 ---------------- ---------------------------------
                                                       2009             2009             2008
                                                 ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................    $   30,934     $    (247,451)   $     814,347
 Net realized gain (loss) on investments........        26,500          (894,740)       2,977,982
 Change in unrealized appreciation
  (depreciation) of investments.................       (17,554)       50,664,647      (84,331,136)
                                                    ----------     -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................        39,880        49,522,456      (80,538,807)
                                                    ----------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       215,259        69,728,140       62,695,319
  Transfers between funds including
   guaranteed interest account, net.............     1,788,753        10,507,488       14,185,869
  Transfers for contract benefits and
   terminations.................................          (848)      (11,791,017)     (10,686,837)
  Contract maintenance charges..................           (70)         (590,373)        (375,724)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --               --
                                                    ----------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     2,003,094        67,854,238       65,818,627
                                                    ----------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           169                --           43,901
                                                    ----------     -------------    -------------
Increase (Decrease) in Net Assets...............     2,043,143       117,376,694      (14,676,279)
Net Assets -- Beginning of Period...............            --       146,701,596      161,377,875
                                                    ----------     -------------    -------------
Net Assets -- End of Period.....................    $2,043,143     $ 264,078,290    $ 146,701,596
                                                    ==========     =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --               --
 Redeemed.......................................            --                --               --
                                                    ----------     -------------    -------------
 Net Increase (Decrease)........................            --                --               --
                                                    ----------     -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            20             1,054              806
 Redeemed.......................................            --              (372)            (270)
                                                    ----------     -------------    -------------
 Net Increase (Decrease)........................            20               682              536
                                                    ----------     -------------    -------------

                                                   AXA BALANCED          AXA CONSERVATIVE
                                                   STRATEGY (a)             ALLOCATION
                                                 ---------------- -------------------------------
                                                       2009             2009            2008
                                                 ---------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................    $   50,643     $    827,721    $  1,863,635
 Net realized gain (loss) on investments........        35,639       (1,567,981)     (1,480,846)
 Change in unrealized appreciation
  (depreciation) of investments.................        54,313        6,178,939      (7,222,441)
                                                    ----------     ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................       140,595        5,438,679      (6,839,652)
                                                    ----------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,608,136       15,923,956      12,520,766
  Transfers between funds including
   guaranteed interest account, net.............       371,574        6,744,587      11,828,528
  Transfers for contract benefits and
   terminations.................................       (82,716)      (5,699,977)     (6,410,205)
  Contract maintenance charges..................           (19)         (84,454)        (44,531)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --
                                                    ----------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     5,896,975       16,884,112      17,894,558
                                                    ----------     ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          (237)              --           2,999
                                                    ----------     ------------    ------------
Increase (Decrease) in Net Assets...............     6,037,333       22,322,791      11,057,905
Net Assets -- Beginning of Period...............            --       55,833,216      44,775,311
                                                    ----------     ------------    ------------
Net Assets -- End of Period.....................    $6,037,333     $ 78,156,007    $ 55,833,216
                                                    ==========     ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             4               --              --
 Redeemed.......................................            --               --              --
                                                    ----------     ------------    ------------
 Net Increase (Decrease)........................             4               --              --
                                                    ----------     ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            52              367             395
 Redeemed.......................................            (1)            (205)           (234)
                                                    ----------     ------------    ------------
 Net Increase (Decrease)........................            51              162             161
                                                    ----------     ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA CONSERVATIVE    AXA CONSERVATIVE
                                                  GROWTH STRATEGY (a)     STRATEGY (a)
                                                 --------------------- ------------------
                                                          2009                2009
                                                 --------------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................      $   10,450          $    3,569
 Net realized gain (loss) on investments........          12,381               3,445
 Change in unrealized appreciation
  (depreciation) of investments.................          20,394              (1,652)
                                                      ----------          ----------
 Net Increase (decrease) in net assets from
  operations....................................          43,225               5,362
                                                      ----------          ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       1,267,961             436,247
  Transfers between funds including
   guaranteed interest account, net.............         (21,993)            (22,016)
  Transfers for contract benefits and
   terminations.................................        (148,494)           (144,372)
  Contract maintenance charges..................             (38)                (38)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                  --
                                                      ----------          ----------
Net increase (decrease) in net assets from
 contractowners transactions....................       1,097,436             269,821
                                                      ----------          ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --                  19
                                                      ----------          ----------
Increase (Decrease) in Net Assets...............       1,140,661             275,202
Net Assets -- Beginning of Period...............              --                  --
                                                      ----------          ----------
Net Assets -- End of Period.....................      $1,140,661          $  275,202
                                                      ==========          ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................              --                  --
 Redeemed.......................................              --                  --
                                                      ----------          ----------
 Net Increase (Decrease)........................              --                  --
                                                      ----------          ----------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              12                   5
 Redeemed.......................................              (2)                 (2)
                                                      ----------          ----------
 Net Increase (Decrease)........................              10                   3
                                                      ----------          ----------

                                                       AXA CONSERVATIVE-PLUS          AXA GROWTH
                                                            ALLOCATION               STRATEGY (b)
                                                 --------------------------------- ----------------
                                                       2009             2008             2009
                                                 ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    815,886    $    2,016,173     $    8,968
 Net realized gain (loss) on investments........       (737,736)       (2,194,368)        14,956
 Change in unrealized appreciation
  (depreciation) of investments.................     12,108,048       (19,682,014)        12,851
                                                   ------------    --------------     ----------
 Net Increase (decrease) in net assets from
  operations....................................     12,186,198       (19,860,209)        36,775
                                                   ------------    --------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     28,768,650        23,885,189             --
  Transfers between funds including
   guaranteed interest account, net.............      5,890,218         5,456,214      1,446,517
  Transfers for contract benefits and
   terminations.................................     (8,216,734)       (9,704,070)        (9,185)
  Contract maintenance charges..................       (194,931)         (120,601)            --
  Adjustments to net assets allocated to
   contracts in payout period...................             --                --             --
                                                   ------------    --------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions....................     26,247,203        19,516,732      1,437,332
                                                   ------------    --------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          3,503             1,500             49
                                                   ------------    --------------     ----------
Increase (Decrease) in Net Assets...............     38,436,904          (341,977)     1,474,156
Net Assets -- Beginning of Period...............     79,752,733        80,094,710             --
                                                   ------------    --------------     ----------
Net Assets -- End of Period.....................   $118,189,637    $   79,752,733     $1,474,156
                                                   ============    ==============     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                --             18
 Redeemed.......................................             --                --             (4)
                                                   ------------    --------------     ----------
 Net Increase (Decrease)........................             --                --             14
                                                   ------------    --------------     ----------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            457               450             --
 Redeemed.......................................           (201)             (284)            --
                                                   ------------    --------------     ----------
 Net Increase (Decrease)........................            256               166             --
                                                   ------------    --------------     ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA MODERATE
                                                              ALLOCATION
                                                 -------------------------------------
                                                        2009               2008
                                                 ------------------ ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    7,425,879     $   40,942,571
 Net realized gain (loss) on investments........       56,506,218         57,248,178
 Change in unrealized appreciation
  (depreciation) of investments.................      138,523,995       (539,334,183)
                                                   --------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................      202,456,092       (441,143,434)
                                                   --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      149,839,690        158,429,130
  Transfers between funds including
   guaranteed interest account, net.............      (20,297,442)       (33,272,842)
  Transfers for contract benefits and
   terminations.................................     (116,885,252)      (163,855,474)
  Contract maintenance charges..................       (1,788,380)        (1,463,668)
  Adjustments to net assets allocated to
   contracts in payout period...................         (509,566)         2,078,957
                                                   --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions....................       10,359,050        (38,083,897)
                                                   --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        1,776,634           (686,814)
                                                   --------------     --------------
Increase (Decrease) in Net Assets...............      214,591,776       (479,914,145)
Net Assets -- Beginning of Period...............    1,285,684,880      1,765,599,025
                                                   --------------     --------------
Net Assets -- End of Period.....................   $1,500,276,656     $1,285,684,880
                                                   ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            3,063              3,112
 Redeemed.......................................           (3,213)            (3,729)
                                                   --------------     --------------
 Net Increase (Decrease)........................             (150)              (617)
                                                   --------------     --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              512                419
 Redeemed.......................................             (265)              (299)
                                                   --------------     --------------
 Net Increase (Decrease)........................              247                120
                                                   --------------     --------------

                                                         AXA MODERATE-PLUS                 EQ/ALLIANCEBERNSTEIN
                                                             ALLOCATION                       INTERNATIONAL
                                                 ---------------------------------- ----------------------------------
                                                       2009              2008             2009              2008
                                                 ---------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   1,062,579    $     5,910,655   $   6,266,671    $    11,005,823
 Net realized gain (loss) on investments........      4,509,102         10,837,976     (60,112,404)         6,872,900
 Change in unrealized appreciation
  (depreciation) of investments.................    100,760,740       (214,979,717)    162,512,273       (494,553,038)
                                                  -------------    ---------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    106,332,421       (198,231,086)    108,666,540       (476,674,315)
                                                  -------------    ---------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    142,769,918        146,284,330      43,807,489         63,982,209
  Transfers between funds including
   guaranteed interest account, net.............      6,248,018         30,313,594     (28,773,650)       (38,651,182)
  Transfers for contract benefits and
   terminations.................................    (37,464,153)       (39,102,662)    (38,057,345)       (73,696,145)
  Contract maintenance charges..................     (1,314,750)          (893,634)       (597,404)          (653,989)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --        (215,407)         1,607,709
                                                  -------------    ---------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    110,239,033        136,601,628     (23,836,317)       (47,411,398)
                                                  -------------    ---------------   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         59,998                 --         248,594         (3,437,704)
                                                  -------------    ---------------   -------------    ---------------
Increase (Decrease) in Net Assets...............    216,631,452        (61,629,458)     85,078,817       (527,523,417)
Net Assets -- Beginning of Period...............    452,177,761        513,807,219     438,269,179        965,792,596
                                                  -------------    ---------------   -------------    ---------------
Net Assets -- End of Period.....................  $ 668,809,213    $   452,177,761   $ 523,347,996    $   438,269,179
                                                  =============    ===============   =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --             743                646
 Redeemed.......................................             --                 --            (911)              (931)
                                                  -------------    ---------------   -------------    ---------------
 Net Increase (Decrease)........................             --                 --            (168)              (285)
                                                  -------------    ---------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................          1,897              1,934             134                171
 Redeemed.......................................           (840)              (849)           (202)              (214)
                                                  -------------    ---------------   -------------    ---------------
 Net Increase (Decrease)........................          1,057              1,085             (68)               (43)
                                                  -------------    ---------------   -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/ALLIANCEBERNSTEIN
                                                          SMALL CAP GROWTH
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (2,492,226)   $    (3,902,536)
 Net realized gain (loss) on investments........    (28,313,781)       (10,692,739)
 Change in unrealized appreciation
  (depreciation) of investments.................     97,071,168       (155,495,800)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     66,265,161       (170,091,075)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     18,105,704         25,173,864
  Transfers between funds including
   guaranteed interest account, net.............     (8,247,878)       (16,720,827)
  Transfers for contract benefits and
   terminations.................................    (16,722,756)       (29,505,104)
  Contract maintenance charges..................       (290,412)          (305,569)
  Adjustments to net assets allocated to
   contracts in payout period...................       (362,480)           950,486
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (7,517,822)       (20,407,150)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        384,785           (806,239)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     59,132,124       (191,304,464)
Net Assets -- Beginning of Period...............    200,215,470        391,519,934
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 259,347,594    $   200,215,470
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            351                335
 Redeemed.......................................           (392)              (428)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (41)               (93)
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             68                 64
 Redeemed.......................................            (85)               (99)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (17)               (35)
                                                  -------------    ---------------

                                                         EQ/AXA FRANKLIN                 EQ/BLACKROCK BASIC
                                                      SMALL CAP VALUE CORE                  VALUE EQUITY
                                                 ------------------------------- ----------------------------------
                                                       2009            2008            2009              2008
                                                 --------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (22,892)   $     (21,218)  $   3,830,094    $     1,229,429
 Net realized gain (loss) on investments........    (2,088,015)      (1,222,983)    (23,704,481)       (10,123,326)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,465,660       (2,122,181)     89,803,308       (131,981,904)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     2,354,753       (3,366,382)     69,928,921       (140,875,801)
                                                  ------------    -------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,042,849        2,193,319      35,057,405         35,173,152
  Transfers between funds including
   guaranteed interest account, net.............       372,303        2,782,845       8,642,044        (15,090,411)
  Transfers for contract benefits and
   terminations.................................      (716,088)        (413,615)    (19,889,764)       (26,809,274)
  Contract maintenance charges..................       (12,222)          (9,204)       (311,759)          (293,875)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,686,842        4,553,345      23,497,926         (7,020,408)
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --            1,065           8,999                 --
                                                  ------------    -------------   -------------    ---------------
Increase (Decrease) in Net Assets...............     4,041,595        1,188,028      93,435,846       (147,896,209)
Net Assets -- Beginning of Period...............     7,589,880        6,401,852     235,312,265        383,208,474
                                                  ------------    -------------   -------------    ---------------
Net Assets -- End of Period.....................  $ 11,631,475    $   7,589,880   $ 328,748,111    $   235,312,265
                                                  ============    =============   =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               --              --                 --
 Redeemed.......................................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           115              126             472                362
 Redeemed.......................................           (89)             (74)           (305)              (390)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................            26               52             167                (28)
                                                  ------------    -------------   -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/BLACKROCK
                                                        INTERNATIONAL VALUE
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   1,751,443    $     2,603,270
 Net realized gain (loss) on investments........    (31,017,073)           906,649
 Change in unrealized appreciation
  (depreciation) of investments.................     85,045,272       (154,451,415)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     55,779,642       (150,941,496)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     28,604,304         36,599,874
  Transfers between funds including
   guaranteed interest account, net.............     (6,079,350)       (24,098,212)
  Transfers for contract benefits and
   terminations.................................    (15,813,505)       (22,285,075)
  Contract maintenance charges..................       (296,177)          (290,822)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      6,415,272        (10,074,235)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --            (53,997)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     62,194,914       (161,069,728)
Net Assets -- Beginning of Period...............    190,751,934        351,821,662
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 252,946,848    $   190,751,934
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            477                457
 Redeemed.......................................           (407)              (527)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             70                (70)
                                                  -------------    ---------------

                                                        EQ/BOSTON ADVISORS                   EQ/CALVERT
                                                          EQUITY INCOME                 SOCIALLY RESPONSIBLE
                                                 -------------------------------- --------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    591,009    $      553,627   $   (159,792)   $     (181,924)
 Net realized gain (loss) on investments........    (9,518,856)       (2,890,496)    (1,198,023)         (525,890)
 Change in unrealized appreciation
  (depreciation) of investments.................    14,328,905       (17,935,820)     5,547,751       (10,088,694)
                                                  ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     5,401,058       (20,272,689)     4,189,936       (10,796,508)
                                                  ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     7,411,670         7,847,391      3,017,850         3,316,280
  Transfers between funds including
   guaranteed interest account, net.............    (2,069,966)          (42,357)      (508,471)         (849,548)
  Transfers for contract benefits and
   terminations.................................    (2,910,080)       (3,305,461)      (654,146)         (959,285)
  Contract maintenance charges..................       (57,332)          (51,249)       (30,974)          (29,844)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................     2,374,292         4,448,324      1,824,259         1,477,603
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         5,711           (14,803)        99,998        (1,959,999)
                                                  ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............     7,781,061       (15,839,168)     6,114,193       (11,278,904)
Net Assets -- Beginning of Period...............    42,542,231        58,381,399     12,836,414        24,115,318
                                                  ------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 50,323,292    $   42,542,231   $ 18,950,607    $   12,836,414
                                                  ============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --                --
 Redeemed.......................................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           195               193             67                65
 Redeemed.......................................          (158)             (151)           (35)              (48)
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            37                42             32                17
                                                  ------------    --------------   ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/CAPITAL                        EQ/CAPITAL
                                                         GUARDIAN GROWTH                 GUARDIAN RESEARCH
                                                 ------------------------------- ----------------------------------
                                                       2009            2008            2009              2008
                                                 --------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (132,978)   $   (178,502)   $    (188,533)   $      (750,230)
 Net realized gain (loss) on investments........    (1,567,967)       (425,655)     (12,301,306)         6,787,176
 Change in unrealized appreciation
  (depreciation) of investments.................     5,776,621      (7,462,227)      50,010,433       (102,470,066)
                                                  ------------    ------------    -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     4,075,676      (8,066,384)      37,520,594        (96,433,120)
                                                  ------------    ------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,135,830       2,677,038       10,874,013         16,071,443
  Transfers between funds including
   guaranteed interest account, net.............       122,396         625,424      (10,097,645)       (22,302,307)
  Transfers for contract benefits and
   terminations.................................    (1,160,460)     (1,135,397)     (11,311,617)       (19,626,367)
  Contract maintenance charges..................       (17,593)        (15,922)        (154,313)          (167,850)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --               --                 --
                                                  ------------    ------------    -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,080,173       2,151,143      (10,689,562)       (26,025,081)
                                                  ------------    ------------    -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             4              --           19,999            (49,998)
                                                  ------------    ------------    -------------    ---------------
Increase (Decrease) in Net Assets...............     5,155,853      (5,915,241)      26,851,031       (122,508,199)
Net Assets -- Beginning of Period...............    12,178,949      18,094,190      134,399,929        256,908,128
                                                  ------------    ------------    -------------    ---------------
Net Assets -- End of Period.....................  $ 17,334,802    $ 12,178,949    $ 161,250,960    $   134,399,929
                                                  ============    ============    =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --               --                 --
 Redeemed.......................................            --              --               --                 --
                                                  ------------    ------------    -------------    ---------------
 Net Increase (Decrease)........................            --              --               --                 --
                                                  ------------    ------------    -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            83             109              183                209
 Redeemed.......................................           (60)            (77)            (305)              (439)
                                                  ------------    ------------    -------------    ---------------
 Net Increase (Decrease)........................            23              32             (122)              (230)
                                                  ------------    ------------    -------------    ---------------

                                                               EQ/COMMON
                                                            STOCK INDEX (i)
                                                 --------------------------------------
                                                        2009                2008
                                                 ------------------ -------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $   10,966,286    $      15,044,931
 Net realized gain (loss) on investments........     (184,477,707)         (65,116,116)
 Change in unrealized appreciation
  (depreciation) of investments.................      621,996,052       (1,473,150,946)
                                                   --------------    -----------------
 Net Increase (decrease) in net assets from
  operations....................................      448,484,631       (1,523,222,131)
                                                   --------------    -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       80,357,181          115,204,005
  Transfers between funds including
   guaranteed interest account, net.............      (81,900,605)        (193,747,968)
  Transfers for contract benefits and
   terminations.................................     (144,591,111)        (284,343,239)
  Contract maintenance charges..................       (1,956,130)          (2,113,730)
  Adjustments to net assets allocated to
   contracts in payout period...................       (1,619,845)          11,374,643
                                                   --------------    -----------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (149,710,510)        (353,626,289)
                                                   --------------    -----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        4,454,618          (10,895,584)
                                                   --------------    -----------------
Increase (Decrease) in Net Assets...............      303,228,739       (1,887,744,004)
Net Assets -- Beginning of Period...............    1,792,068,160        3,679,812,164
                                                   --------------    -----------------
Net Assets -- End of Period.....................   $2,095,296,899    $   1,792,068,160
                                                   ==============    =================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................              709                  759
 Redeemed.......................................           (1,381)              (1,971)
                                                   --------------    -----------------
 Net Increase (Decrease)........................             (672)              (1,212)
                                                   --------------    -----------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              151                  161
 Redeemed.......................................             (248)                (370)
                                                   --------------    -----------------
 Net Increase (Decrease)........................              (97)                (209)
                                                   --------------    -----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                            EQ/DAVIS NEW
                                                      EQ/CORE BOND INDEX (l)                YORK VENTURE
                                                 --------------------------------- -------------------------------
                                                       2009             2008             2009            2008
                                                 ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $  1,593,337    $   3,573,974    $    108,019    $    (47,871)
 Net realized gain (loss) on investments........     (5,279,756)      (4,122,185)     (2,139,605)     (1,281,484)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,877,623      (12,656,245)      6,587,138      (4,244,181)
                                                   ------------    -------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................        191,204      (13,204,456)      4,555,552      (5,573,536)
                                                   ------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     11,085,825       13,206,333       3,834,620       3,290,446
  Transfers between funds including
   guaranteed interest account, net.............     18,023,468      (18,239,438)      3,630,978       7,856,348
  Transfers for contract benefits and
   terminations.................................     (9,510,234)     (13,830,099)     (1,358,473)       (837,598)
  Contract maintenance charges..................       (143,800)        (130,276)        (15,604)         (7,190)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --              --              --
                                                   ------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     19,455,259      (18,993,480)      6,091,521      10,302,006
                                                   ------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          1,001               --           1,000           5,661
                                                   ------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets...............     19,647,464      (32,197,936)     10,648,073       4,734,131
Net Assets -- Beginning of Period...............    105,936,952      138,134,888      10,887,874       6,153,743
                                                   ------------    -------------    ------------    ------------
Net Assets -- End of Period.....................   $125,584,416    $ 105,936,952    $ 21,535,947    $ 10,887,874
                                                   ============    =============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --               --              --              --
 Redeemed.......................................             --               --              --              --
                                                   ------------    -------------    ------------    ------------
 Net Increase (Decrease)........................             --               --              --              --
                                                   ------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            437              204             168             179
 Redeemed.......................................           (267)            (375)            (74)            (56)
                                                   ------------    -------------    ------------    ------------
 Net Increase (Decrease)........................            170             (171)             94             123
                                                   ------------    -------------    ------------    ------------

                                                        EQ/EQUITY 500 INDEX
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   5,700,050    $     4,592,167
 Net realized gain (loss) on investments........    (52,814,287)       (15,349,915)
 Change in unrealized appreciation
  (depreciation) of investments.................    193,023,835       (365,439,040)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    145,909,598       (376,196,788)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     60,546,383         71,828,024
  Transfers between funds including
   guaranteed interest account, net.............    (20,778,700)       (41,819,827)
  Transfers for contract benefits and
   terminations.................................    (49,707,471)       (79,599,773)
  Contract maintenance charges..................       (777,626)          (800,310)
  Adjustments to net assets allocated to
   contracts in payout period...................       (438,827)         2,008,573
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (11,156,241)       (48,383,313)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        520,829         (1,986,759)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............    135,274,186       (426,566,860)
Net Assets -- Beginning of Period...............    599,770,954      1,026,337,814
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 735,045,140    $   599,770,954
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            593                577
 Redeemed.......................................           (640)              (728)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (47)              (151)
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            259                212
 Redeemed.......................................           (220)              (262)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             39                (50)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/EQUITY
                                                            GROWTH PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (1,166,977)   $    (1,059,144)
 Net realized gain (loss) on investments........    (29,472,950)         2,338,813
 Change in unrealized appreciation
  (depreciation) of investments.................    105,183,233       (182,613,673)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     74,543,306       (181,334,004)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     48,003,231         62,704,915
  Transfers between funds including
   guaranteed interest account, net.............    (19,600,439)         5,358,563
  Transfers for contract benefits and
   terminations.................................    (19,867,133)       (25,940,513)
  Contract maintenance charges..................       (430,689)          (401,683)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      8,104,970         41,721,282
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         66,000        364,650,099
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     82,714,276        225,037,377
Net Assets -- Beginning of Period...............    271,577,888         46,540,511
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 354,292,164    $   271,577,888
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            634                834
 Redeemed.......................................           (539)              (538)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             95                296
                                                  -------------    ---------------

                                                          EQ/EVERGREEN                      EQ/FRANKLIN
                                                              OMEGA                        CORE BALANCED
                                                 ------------------------------- ---------------------------------
                                                       2009            2008            2009             2008
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (331,305)   $   (172,226)   $    2,987,099   $    3,852,908
 Net realized gain (loss) on investments........    (1,964,016)       (887,219)      (10,048,926)      (6,074,193)
 Change in unrealized appreciation
  (depreciation) of investments.................    12,917,877      (7,134,040)       24,253,313      (27,747,139)
                                                  ------------    ------------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................    10,622,556      (8,193,485)       17,191,486      (29,968,424)
                                                  ------------    ------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,670,144       2,910,678         7,861,172       12,803,866
  Transfers between funds including
   guaranteed interest account, net.............    11,985,942        (671,200)       (1,763,011)      (2,142,548)
  Transfers for contract benefits and
   terminations.................................    (1,847,065)     (1,578,571)       (5,592,136)      (7,522,238)
  Contract maintenance charges..................       (31,556)        (25,166)          (83,441)         (61,469)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................    14,777,465         635,741           422,584        3,077,611
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --         (30,000)               --           22,156
                                                  ------------    ------------    --------------   --------------
Increase (Decrease) in Net Assets...............    25,400,021      (7,587,744)       17,614,070      (26,868,657)
Net Assets -- Beginning of Period...............    21,140,490      28,728,234        59,781,130       86,649,787
                                                  ------------    ------------    --------------   --------------
Net Assets -- End of Period.....................  $ 46,540,511    $ 21,140,490    $   77,395,200   $   59,781,130
                                                  ============    ============    ==============   ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --                --               --
 Redeemed.......................................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           278             113               231              334
 Redeemed.......................................           (99)           (103)             (226)            (314)
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................           179              10                 5               20
                                                  ------------    ------------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/FRANKLIN                   EQ/GAMCO MERGERS
                                                       TEMPLETON ALLOCATION              AND ACQUISITIONS
                                                 -------------------------------- -------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    449,871    $    1,127,732   $   (152,145)   $    (92,865)
 Net realized gain (loss) on investments........    (4,889,094)       (2,009,560)      (907,618)        (13,662)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,002,111       (14,564,276)     2,758,156      (1,945,925)
                                                  ------------    --------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     8,562,888       (15,446,104)     1,698,393      (2,052,452)
                                                  ------------    --------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     6,980,576        10,927,635      1,815,689       2,818,788
  Transfers between funds including
   guaranteed interest account, net.............      (778,433)        8,279,850       (160,098)     (1,148,320)
  Transfers for contract benefits and
   terminations.................................    (2,023,258)       (1,805,323)    (1,076,002)       (885,038)
  Contract maintenance charges..................       (69,111)          (47,453)       (13,488)         (9,933)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --              --
                                                  ------------    --------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     4,109,774        17,354,709        566,101         775,497
                                                  ------------    --------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        (2,903)              641             --              --
                                                  ------------    --------------   ------------    ------------
Increase (Decrease) in Net Assets...............    12,669,759         1,909,246      2,264,494      (1,276,955)
Net Assets -- Beginning of Period...............    29,736,396        27,827,150     11,617,872      12,894,827
                                                  ------------    --------------   ------------    ------------
Net Assets -- End of Period.....................  $ 42,406,155    $   29,736,396   $ 13,882,366    $ 11,617,872
                                                  ============    ==============   ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --              --
 Redeemed.......................................            --                --             --              --
                                                  ------------    --------------   ------------    ------------
 Net Increase (Decrease)........................            --                --             --              --
                                                  ------------    --------------   ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           183               295             43              55
 Redeemed.......................................          (122)              (86)           (38)            (48)
                                                  ------------    --------------   ------------    ------------
 Net Increase (Decrease)........................            61               209              5               7
                                                  ------------    --------------   ------------    ------------

                                                          EQ/GAMCO SMALL
                                                           COMPANY VALUE
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (1,216,351)   $    (833,973)
 Net realized gain (loss) on investments........    (11,392,879)         692,813
 Change in unrealized appreciation
  (depreciation) of investments.................     64,621,116      (46,509,043)
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     52,011,886      (46,650,203)
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     30,651,361       27,748,549
  Transfers between funds including
   guaranteed interest account, net.............     19,031,771       11,624,800
  Transfers for contract benefits and
   terminations.................................     (7,962,240)      (8,616,880)
  Contract maintenance charges..................       (201,351)        (139,044)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     41,519,541       30,617,425
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          7,997           28,542
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............     93,539,424      (16,004,236)
Net Assets -- Beginning of Period...............    111,588,854      127,593,090
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 205,128,278    $ 111,588,854
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................             --               --
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            633              507
 Redeemed.......................................           (272)            (260)
                                                  -------------    -------------
 Net Increase (Decrease)........................            361              247
                                                  -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/GLOBAL                  EQ/GLOBAL MULTI-SECTOR
                                                            BOND PLUS                          EQUITY
                                                 ------------------------------- -----------------------------------
                                                       2009            2008             2009              2008
                                                 --------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (237,942)   $  8,813,762    $       123,036   $    (5,250,282)
 Net realized gain (loss) on investments........    (4,943,074)        333,129       (116,820,508)      (14,419,836)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,288,641      (8,613,881)       243,702,267      (337,518,583)
                                                  ------------    ------------    ---------------   ---------------
 Net Increase (decrease) in net assets from
  operations....................................       107,625         533,010        127,004,795      (357,188,701)
                                                  ------------    ------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     9,223,504      11,555,180         45,121,733        57,710,557
  Transfers between funds including
   guaranteed interest account, net.............    (1,598,949)     24,007,773         11,810,676       (46,779,610)
  Transfers for contract benefits and
   terminations.................................    (4,527,373)     (4,367,775)       (23,012,961)      (35,089,115)
  Contract maintenance charges..................       (43,569)        (21,598)          (419,322)         (403,165)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                 --                --
                                                  ------------    ------------    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,053,613      31,173,580         33,500,126       (24,561,333)
                                                  ------------    ------------    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          41,321             21,999          (103,030)
                                                  ------------    ------------    ---------------   ---------------
Increase (Decrease) in Net Assets...............     3,161,238      31,747,911        160,526,920      (381,853,064)
Net Assets -- Beginning of Period...............    54,613,677      22,865,766        253,222,835       635,075,899
                                                  ------------    ------------    ---------------   ---------------
Net Assets -- End of Period.....................  $ 57,774,915    $ 54,613,677    $   413,749,755   $   253,222,835
                                                  ============    ============    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --                 --                --
 Redeemed.......................................            --              --                 --                --
                                                  ------------    ------------    ---------------   ---------------
 Net Increase (Decrease)........................            --              --                 --                --
                                                  ------------    ------------    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           218             609                961               956
 Redeemed.......................................          (194)           (339)              (720)           (1,059)
                                                  ------------    ------------    ---------------   ---------------
 Net Increase (Decrease)........................            24             270                241              (103)
                                                  ------------    ------------    ---------------   ---------------

                                                           EQ/INTERMEDIATE
                                                        GOVERNMENT BOND INDEX
                                                 -----------------------------------
                                                       2009              2008
                                                 ---------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (101,172)    $  2,567,323
 Net realized gain (loss) on investments........     (1,005,660)        (565,335)
 Change in unrealized appreciation
  (depreciation) of investments.................     (2,789,862)         871,480
                                                  -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     (3,896,694)       2,873,468
                                                  -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,352,319       11,582,938
  Transfers between funds including
   guaranteed interest account, net.............     (8,439,136)       1,361,797
  Transfers for contract benefits and
   terminations.................................    (12,873,607)     (17,359,434)
  Contract maintenance charges..................       (129,075)        (112,074)
  Adjustments to net assets allocated to
   contracts in payout period...................        (10,285)          27,591
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (13,099,784)      (4,499,182)
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         21,453          (20,060)
                                                  -------------     ------------
Increase (Decrease) in Net Assets...............    (16,975,025)      (1,645,774)
Net Assets -- Beginning of Period...............    120,621,014      122,266,788
                                                  -------------     ------------
Net Assets -- End of Period.....................  $ 103,645,989     $120,621,014
                                                  =============     ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             81              163
 Redeemed.......................................           (132)            (186)
                                                  -------------     ------------
 Net Increase (Decrease)........................            (51)             (23)
                                                  -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             40               79
 Redeemed.......................................            (71)             (84)
                                                  -------------     ------------
 Net Increase (Decrease)........................            (31)              (5)
                                                  -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/INTERNATIONAL                  EQ/INTERNATIONAL
                                                             CORE PLUS                          GROWTH
                                                 --------------------------------- --------------------------------
                                                       2009             2008             2009            2008
                                                 ---------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   1,976,632    $      325,471   $     17,853    $     (108,925)
 Net realized gain (loss) on investments........    (15,797,207)       (5,191,666)    (6,212,258)       (3,281,634)
 Change in unrealized appreciation
  (depreciation) of investments.................     42,867,149       (54,193,771)    16,734,146       (14,766,721)
                                                  -------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     29,046,574       (59,059,966)    10,539,741       (18,157,280)
                                                  -------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     19,179,981        15,550,576      5,170,839         6,293,250
  Transfers between funds including
   guaranteed interest account, net.............      7,042,584         9,540,290      6,073,936         2,798,332
  Transfers for contract benefits and
   terminations.................................     (5,744,878)       (7,693,350)    (2,083,058)       (2,438,762)
  Contract maintenance charges..................       (111,556)         (105,397)       (35,192)          (25,745)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                --             --                --
                                                  -------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................     20,366,131        17,292,119      9,126,525         6,627,075
                                                  -------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            101            10,002            501             8,003
                                                  -------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............     49,412,806       (41,757,845)    19,666,767       (11,522,202)
Net Assets -- Beginning of Period...............     75,317,423       117,075,268     25,879,388        37,401,590
                                                  -------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 124,730,229    $   75,317,423   $ 45,546,155    $   25,879,388
                                                  =============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                --             --                --
 Redeemed.......................................             --                --             --                --
                                                  -------------    --------------   ------------    --------------
 Net Increase (Decrease)........................             --                --             --                --
                                                  -------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            429               362            188               180
 Redeemed.......................................           (198)             (221)          (104)             (138)
                                                  -------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            231               141             84                42
                                                  -------------    --------------   ------------    --------------

                                                            EQ/JPMORGAN
                                                        VALUE OPPORTUNITIES
                                                 ----------------------------------
                                                        2009             2008
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    65,629      $      249,999
 Net realized gain (loss) on investments........    (6,715,882)         (2,995,119)
 Change in unrealized appreciation
  (depreciation) of investments.................    16,766,280         (22,076,352)
                                                   -----------      --------------
 Net Increase (decrease) in net assets from
  operations....................................    10,116,027         (24,821,472)
                                                   -----------      --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,673,602           4,855,022
  Transfers between funds including
   guaranteed interest account, net.............      (576,747)         (4,840,477)
  Transfers for contract benefits and
   terminations.................................    (3,397,901)         (5,774,319)
  Contract maintenance charges..................       (49,916)            (50,500)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                  --
                                                   -----------      --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (350,962)         (5,810,274)
                                                   -----------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        15,000             (14,999)
                                                   -----------      --------------
Increase (Decrease) in Net Assets...............     9,780,065         (30,646,745)
Net Assets -- Beginning of Period...............    34,201,365          64,848,110
                                                   -----------      --------------
Net Assets -- End of Period.....................   $43,981,430      $   34,201,365
                                                   ===========      ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                  --
 Redeemed.......................................            --                  --
                                                   -----------      --------------
 Net Increase (Decrease)........................            --                  --
                                                   -----------      --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            82                  65
 Redeemed.......................................           (86)               (116)
                                                   -----------      --------------
 Net Increase (Decrease)........................            (4)                (51)
                                                   -----------      --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/LARGE CAP                     EQ/LARGE CAP
                                                            CORE PLUS                      GROWTH INDEX
                                                 ------------------------------- ---------------------------------
                                                       2009            2008            2009             2008
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    371,322    $    (121,341)   $    844,673    $  (1,335,334)
 Net realized gain (loss) on investments........    (2,126,717)        (670,634)     (1,593,693)       4,067,252
 Change in unrealized appreciation
  (depreciation) of investments.................     4,338,927       (5,301,246)     29,855,204      (55,074,446)
                                                  ------------    -------------    ------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,583,532       (6,093,221)     29,106,184      (52,342,528)
                                                  ------------    -------------    ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,456,402        1,320,883       7,614,089        9,599,691
  Transfers between funds including
   guaranteed interest account, net.............       180,437          285,015       1,924,632       (5,913,078)
  Transfers for contract benefits and
   terminations.................................      (731,133)      (1,215,245)     (8,052,547)     (11,688,324)
  Contract maintenance charges..................       (12,491)         (12,113)       (141,027)        (137,871)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --               --
                                                  ------------    -------------    ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       893,215          378,540       1,345,147       (8,139,582)
                                                  ------------    -------------    ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          (35,000)          4,480               --
                                                  ------------    -------------    ------------    -------------
Increase (Decrease) in Net Assets...............     3,476,747       (5,749,681)     30,455,811      (60,482,110)
Net Assets -- Beginning of Period...............     9,865,218       15,614,899      85,381,729      145,863,839
                                                  ------------    -------------    ------------    -------------
Net Assets -- End of Period.....................  $ 13,341,965    $   9,865,218    $115,837,540    $  85,381,729
                                                  ============    =============    ============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               --              --               --
 Redeemed.......................................            --               --              --               --
                                                  ------------    -------------    ------------    -------------
 Net Increase (Decrease)........................            --               --              --               --
                                                  ------------    -------------    ------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            55               52             352              332
 Redeemed.......................................           (42)             (48)           (338)            (461)
                                                  ------------    -------------    ------------    -------------
 Net Increase (Decrease)........................            13                4              14             (129)
                                                  ------------    -------------    ------------    -------------

                                                            EQ/LARGE CAP
                                                            GROWTH PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     (52,338)   $    (3,143,101)
 Net realized gain (loss) on investments........      4,395,817         19,106,098
 Change in unrealized appreciation
  (depreciation) of investments.................     53,287,739       (136,936,125)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     57,631,218       (120,973,128)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     13,247,955         18,447,472
  Transfers between funds including
   guaranteed interest account, net.............     (7,766,371)       (14,291,967)
  Transfers for contract benefits and
   terminations.................................    (15,211,531)       (24,397,661)
  Contract maintenance charges..................       (297,686)          (301,773)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (10,027,633)       (20,543,929)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         10,000            (10,000)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     47,613,585       (141,527,057)
Net Assets -- Beginning of Period...............    181,511,917        323,038,974
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 229,125,502    $   181,511,917
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            220                292
 Redeemed.......................................           (314)              (450)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (94)              (158)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP
                                                            VALUE INDEX
                                                 ----------------------------------
                                                       2009             2008
                                                 --------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    945,924     $      21,882
 Net realized gain (loss) on investments........    (5,087,664)       (2,502,240)
 Change in unrealized appreciation
  (depreciation) of investments.................     6,368,390        (8,932,464)
                                                  ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,226,650       (11,412,822)
                                                  ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,393,733         2,580,692
  Transfers between funds including
   guaranteed interest account, net.............     1,296,612        (2,440,801)
  Transfers for contract benefits and
   terminations.................................      (669,832)         (887,373)
  Contract maintenance charges..................       (13,475)          (14,772)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --
                                                  ------------     -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,007,038          (762,254)
                                                  ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         5,905             2,999
                                                  ------------     -------------
Increase (Decrease) in Net Assets...............     5,239,593       (12,172,077)
Net Assets -- Beginning of Period...............     8,765,596        20,937,673
                                                  ------------     -------------
Net Assets -- End of Period.....................  $ 14,005,189     $   8,765,596
                                                  ============     =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --
 Redeemed.......................................            --                --
                                                  ------------     -------------
 Net Increase (Decrease)........................            --                --
                                                  ------------     -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           140                93
 Redeemed.......................................           (70)              (96)
                                                  ------------     -------------
 Net Increase (Decrease)........................            70                (3)
                                                  ------------     -------------

                                                            EQ/LARGE CAP                     EQ/LORD ABBETT
                                                             VALUE PLUS                     GROWTH AND INCOME
                                                 ----------------------------------- -------------------------------
                                                        2009              2008             2009            2008
                                                 ----------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     8,097,046   $    19,085,314   $    (62,129)   $     37,868
 Net realized gain (loss) on investments........     (142,478,704)     (117,593,521)    (3,127,465)     (1,134,120)
 Change in unrealized appreciation
  (depreciation) of investments.................      264,371,449      (513,769,969)     5,375,606      (5,128,693)
                                                  ---------------   ---------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      129,989,791      (612,278,176)     2,186,012      (6,224,945)
                                                  ---------------   ---------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       65,300,641       100,501,570      2,131,966       2,828,588
  Transfers between funds including
   guaranteed interest account, net.............      (58,079,170)     (143,263,597)       184,098      (1,398,885)
  Transfers for contract benefits and
   terminations.................................      (58,098,050)     (115,761,488)      (802,277)       (955,928)
  Contract maintenance charges..................         (951,413)       (1,079,734)       (14,760)        (13,272)
  Adjustments to net assets allocated to
   contracts in payout period...................         (236,505)        3,533,417             --              --
                                                  ---------------   ---------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (52,064,497)     (156,069,832)     1,499,027         460,503
                                                  ---------------   ---------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          223,504        (3,373,572)            --           5,801
                                                  ---------------   ---------------   ------------    ------------
Increase (Decrease) in Net Assets...............       78,148,798      (771,721,580)     3,685,039      (5,758,641)
Net Assets -- Beginning of Period...............      735,678,744     1,507,400,324     10,627,674      16,386,315
                                                  ---------------   ---------------   ------------    ------------
Net Assets -- End of Period.....................  $   813,827,542   $   735,678,744   $ 14,312,713    $ 10,627,674
                                                  ===============   ===============   ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            1,074             1,191             --              --
 Redeemed.......................................           (1,536)           (2,292)            --              --
                                                  ---------------   ---------------   ------------    ------------
 Net Increase (Decrease)........................             (462)           (1,101)            --              --
                                                  ---------------   ---------------   ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................               96               139             84              57
 Redeemed.......................................             (310)             (497)           (62)            (52)
                                                  ---------------   ---------------   ------------    ------------
 Net Increase (Decrease)........................             (214)             (358)            22               5
                                                  ---------------   ---------------   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/LORD ABBETT                      EQ/MID CAP
                                                         LARGE CAP CORE                        INDEX
                                                 ------------------------------- ----------------------------------
                                                       2009            2008            2009              2008
                                                 --------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (74,359)   $       1,586   $    (338,953)   $    (1,064,335)
 Net realized gain (loss) on investments........    (1,816,047)        (425,713)    (40,669,534)       (23,613,317)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,813,281       (2,745,634)    110,973,205       (161,627,766)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     3,922,875       (3,169,761)     69,964,718       (186,305,418)
                                                  ------------    -------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,570,092        1,635,333      36,006,276         47,861,638
  Transfers between funds including
   guaranteed interest account, net.............     8,778,284        4,283,668      (9,039,437)       (11,999,398)
  Transfers for contract benefits and
   terminations.................................    (1,115,240)        (788,437)    (14,510,895)       (21,219,660)
  Contract maintenance charges..................       (10,743)          (6,477)       (316,583)          (309,206)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    11,222,393        5,124,087      12,139,361         14,333,374
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          (998)             999          17,496             22,499
                                                  ------------    -------------   -------------    ---------------
Increase (Decrease) in Net Assets...............    15,144,270        1,955,325      82,121,575       (171,949,545)
Net Assets -- Beginning of Period...............     9,066,965        7,111,640     192,207,761        364,157,306
                                                  ------------    -------------   -------------    ---------------
Net Assets -- End of Period.....................  $ 24,211,235    $   9,066,965   $ 274,329,336    $   192,207,761
                                                  ============    =============   =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               --              --                 --
 Redeemed.......................................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           179               82             700                753
 Redeemed.......................................           (56)             (32)           (513)              (601)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................           123               50             187                152
                                                  ------------    -------------   -------------    ---------------

                                                             EQ/MID CAP
                                                       VALUE PLUS ( c )(d)(e)
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     145,995    $       435,390
 Net realized gain (loss) on investments........    (72,416,519)       (55,468,925)
 Change in unrealized appreciation
  (depreciation) of investments.................    148,390,156       (118,369,545)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     76,119,632       (173,403,080)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     32,240,140         37,717,701
  Transfers between funds including
   guaranteed interest account, net.............    114,492,846        (44,608,955)
  Transfers for contract benefits and
   terminations.................................    (22,360,432)       (33,265,557)
  Contract maintenance charges..................       (412,799)          (394,671)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    123,959,755        (40,551,482)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         30,000             21,000
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............    200,109,387       (213,933,562)
Net Assets -- Beginning of Period...............    244,407,864        458,341,426
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 444,517,251    $   244,407,864
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................          1,454                371
 Redeemed.......................................           (561)              (671)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            893               (300)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MONEY MARKET
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (1,893,787)   $   2,020,304
 Net realized gain (loss) on investments........        (81,776)        (105,815)
 Change in unrealized appreciation
  (depreciation) of investments.................        130,919          100,827
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     (1,844,644)       2,015,316
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     24,397,113       24,573,323
  Transfers between funds including
   guaranteed interest account, net.............    (35,149,702)      28,779,595
  Transfers for contract benefits and
   terminations.................................    (42,419,301)     (51,631,565)
  Contract maintenance charges..................       (202,077)        (146,495)
  Adjustments to net assets allocated to
   contracts in payout period...................         56,415          (85,946)
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (53,317,552)       1,488,912
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (106,546)          95,514
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............    (55,268,742)       3,599,742
Net Assets -- Beginning of Period...............    195,663,091      192,063,349
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 140,394,349    $ 195,663,091
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            958            2,329
 Redeemed.......................................         (1,874)          (2,591)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (916)            (262)
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            415              535
 Redeemed.......................................           (501)            (437)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (86)              98
                                                  -------------    -------------

                                                           EQ/MONTAG &                   EQ/MUTUAL LARGE
                                                         CALDWELL GROWTH                    CAP EQUITY
                                                 ------------------------------- --------------------------------
                                                       2009            2008            2009            2008
                                                 --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (211,189)   $   (212,465)   $   (279,098)   $      771,836
 Net realized gain (loss) on investments........    (2,553,089)     (2,187,194)     (4,674,128)       (2,664,102)
 Change in unrealized appreciation
  (depreciation) of investments.................     9,435,395      (6,482,375)     10,705,264       (12,846,304)
                                                  ------------    ------------    ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     6,671,117      (8,882,034)      5,752,038       (14,738,570)
                                                  ------------    ------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,006,913       3,534,098       4,096,697         6,114,633
  Transfers between funds including
   guaranteed interest account, net.............     4,465,376      12,247,140      (1,506,298)       (2,037,978)
  Transfers for contract benefits and
   terminations.................................    (1,504,471)     (1,776,822)     (1,928,874)       (2,382,273)
  Contract maintenance charges..................       (21,796)        (11,477)        (42,596)          (32,373)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --              --                --
                                                  ------------    ------------    ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................     6,946,022      13,992,939         618,929         1,662,009
                                                  ------------    ------------    ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --           1,101             8,189
                                                  ------------    ------------    ------------    --------------
Increase (Decrease) in Net Assets...............    13,617,139       5,110,905       6,372,068       (13,068,372)
Net Assets -- Beginning of Period...............    19,750,705      14,639,800      23,076,976        36,145,348
                                                  ------------    ------------    ------------    --------------
Net Assets -- End of Period.....................  $ 33,367,844    $ 19,750,705    $ 29,449,044    $   23,076,976
                                                  ============    ============    ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --              --                --
 Redeemed.......................................            --              --              --                --
                                                  ------------    ------------    ------------    --------------
 Net Increase (Decrease)........................            --              --              --                --
                                                  ------------    ------------    ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           158             225             105               134
 Redeemed.......................................           (87)           (115)            (92)             (120)
                                                  ------------    ------------    ------------    --------------
 Net Increase (Decrease)........................            71             110              13                14
                                                  ------------    ------------    ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/OPPENHEIMER
                                                             GLOBAL
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (88,575)   $     11,928
 Net realized gain (loss) on investments........    (2,156,868)     (1,225,486)
 Change in unrealized appreciation
  (depreciation) of investments.................     7,354,325      (5,554,854)
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     5,108,882      (6,768,412)
                                                  ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,062,593       3,472,311
  Transfers between funds including
   guaranteed interest account, net.............     3,113,608       2,249,822
  Transfers for contract benefits and
   terminations.................................      (865,014)     (1,202,951)
  Contract maintenance charges..................       (20,153)        (13,991)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     6,291,034       4,505,191
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         1,002           1,820
                                                  ------------    ------------
Increase (Decrease) in Net Assets...............    11,400,918      (2,261,401)
Net Assets -- Beginning of Period...............    10,889,194      13,150,595
                                                  ------------    ------------
Net Assets -- End of Period.....................  $ 22,290,112    $ 10,889,194
                                                  ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                  ------------    ------------
 Net Increase (Decrease)........................            --              --
                                                  ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           141              98
 Redeemed.......................................           (59)            (52)
                                                  ------------    ------------
 Net Increase (Decrease)........................            82              46
                                                  ------------    ------------

                                                           EQ/PIMCO ULTRA                       EQ/QUALITY
                                                          SHORT BOND (f)(g)                   BOND PLUS (k)
                                                 ----------------------------------- --------------------------------
                                                        2009              2008             2009             2008
                                                 ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................    $    (97,510)    $   1,743,603    $   3,063,740    $   5,580,890
 Net realized gain (loss) on investments........      (4,972,669)        6,390,577       (3,894,674)      (2,216,272)
 Change in unrealized appreciation
  (depreciation) of investments.................       9,671,573       (15,964,235)       6,292,433      (14,353,793)
                                                    ------------     -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................       4,601,394        (7,830,055)       5,461,499      (10,989,175)
                                                    ------------     -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      22,968,380        21,724,530       10,118,024       11,477,523
  Transfers between funds including
   guaranteed interest account, net.............      29,709,823        45,788,530       32,898,494      (13,079,901)
  Transfers for contract benefits and
   terminations.................................      (9,750,798)       (7,996,391)     (14,372,410)     (19,732,261)
  Contract maintenance charges..................        (101,405)          (53,255)        (146,458)        (128,661)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                --           31,581           44,573
                                                    ------------     -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      42,826,000        59,463,414       28,529,231      (21,418,727)
                                                    ------------     -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           4,499            11,378           16,459          (69,622)
                                                    ------------     -------------    -------------    -------------
Increase (Decrease) in Net Assets...............      47,431,893        51,644,737       34,007,189      (32,477,524)
Net Assets -- Beginning of Period...............     100,326,821        48,682,084      124,796,503      157,274,027
                                                    ------------     -------------    -------------    -------------
Net Assets -- End of Period.....................    $147,758,714     $ 100,326,821    $ 158,803,692    $ 124,796,503
                                                    ============     =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................               6                --              260              105
 Redeemed.......................................              (4)               --             (149)            (193)
                                                    ------------     -------------    -------------    -------------
 Net Increase (Decrease)........................               2                --              111              (88)
                                                    ------------     -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             774               962              140               33
 Redeemed.......................................            (404)             (435)             (69)             (79)
                                                    ------------     -------------    -------------    -------------
 Net Increase (Decrease)........................             370               527               71              (46)
                                                    ------------     -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/SMALL COMPANY
                                                             INDEX (j)
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     274,559    $    (588,820)
 Net realized gain (loss) on investments........    (21,088,359)       4,874,963
 Change in unrealized appreciation
  (depreciation) of investments.................     51,365,509      (62,108,789)
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     30,551,709      (57,822,646)
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     20,808,435       22,772,789
  Transfers between funds including
   guaranteed interest account, net.............      5,394,008       (8,420,076)
  Transfers for contract benefits and
   terminations.................................     (7,753,526)      (8,831,460)
  Contract maintenance charges..................       (167,130)        (161,290)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     18,281,787        5,359,963
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --          (27,998)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............     48,833,496      (52,490,681)
Net Assets -- Beginning of Period...............    110,189,668      162,680,349
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 159,023,164    $ 110,189,668
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................             --               --
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            414              285
 Redeemed.......................................           (230)            (234)
                                                  -------------    -------------
 Net Increase (Decrease)........................            184               51
                                                  -------------    -------------

                                                         EQ/T. ROWE PRICE                   EQ/TEMPLETON
                                                           GROWTH STOCK                    GLOBAL EQUITY
                                                 -------------------------------- --------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (889,733)   $     (930,152)  $     76,000    $       99,037
 Net realized gain (loss) on investments........    (4,848,544)         (131,541)    (4,057,509)       (2,428,990)
 Change in unrealized appreciation
  (depreciation) of investments.................    30,073,682       (37,069,536)     9,908,524       (10,487,063)
                                                  ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................    24,335,405       (38,131,229)     5,927,015       (12,817,016)
                                                  ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    12,985,343        10,946,289      4,722,644         5,051,837
  Transfers between funds including
   guaranteed interest account, net.............    11,732,775        (1,031,510)       506,006        (2,090,738)
  Transfers for contract benefits and
   terminations.................................    (4,498,889)       (5,325,640)    (1,591,054)       (1,566,660)
  Contract maintenance charges..................       (94,131)          (89,851)       (39,597)          (28,772)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................    20,125,098         4,499,288      3,597,999         1,365,667
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            85             6,970             --             7,920
                                                  ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............    44,460,588       (33,624,971)     9,525,014       (11,443,429)
Net Assets -- Beginning of Period...............    52,446,816        86,071,787     18,452,933        29,896,362
                                                  ------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 96,907,404    $   52,446,816   $ 27,977,947    $   18,452,933
                                                  ============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --                --
 Redeemed.......................................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           422               217            140               121
 Redeemed.......................................          (167)             (163)           (86)             (106)
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................           255                54             54                15
                                                  ------------    --------------   ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/UBS GROWTH
                                                             AND INCOME
                                                 ----------------------------------
                                                       2009             2008
                                                 --------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (70,559)    $     (21,667)
 Net realized gain (loss) on investments........    (3,485,462)       (1,543,509)
 Change in unrealized appreciation
  (depreciation) of investments.................     8,247,785        (9,581,713)
                                                  ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................     4,691,764       (11,146,889)
                                                  ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,240,756         3,469,064
  Transfers between funds including
   guaranteed interest account, net.............      (318,043)       (2,963,933)
  Transfers for contract benefits and
   terminations.................................      (870,796)       (1,446,424)
  Contract maintenance charges..................       (16,975)          (17,163)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --
                                                  ------------     -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,034,942          (958,456)
                                                  ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         2,502             1,049
                                                  ------------     -------------
Increase (Decrease) in Net Assets...............     5,729,208       (12,104,296)
Net Assets -- Beginning of Period...............    15,016,414        27,120,710
                                                  ------------     -------------
Net Assets -- End of Period.....................  $ 20,745,622     $  15,016,414
                                                  ============     =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --
 Redeemed.......................................            --                --
                                                  ------------     -------------
 Net Increase (Decrease)........................            --                --
                                                  ------------     -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            81                78
 Redeemed.......................................           (69)              (87)
                                                  ------------     -------------
 Net Increase (Decrease)........................            12                (9)
                                                  ------------     -------------

                                                           EQ/VAN KAMPEN                    EQ/VAN KAMPEN
                                                             COMSTOCK                       MID CAP GROWTH
                                                 --------------------------------- --------------------------------
                                                       2009             2008             2009            2008
                                                 --------------- ----------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     31,498     $   120,789      $   (673,100)   $     (567,833)
 Net realized gain (loss) on investments........    (4,087,514)     (2,237,923)       (9,832,944)       (5,364,733)
 Change in unrealized appreciation
  (depreciation) of investments.................     8,047,463      (6,432,976)       32,631,370       (21,638,650)
                                                  ------------     -----------      ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     3,991,447      (8,550,110)       22,125,326       (27,571,216)
                                                  ------------     -----------      ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,480,897       3,446,282        12,720,890        10,165,703
  Transfers between funds including
   guaranteed interest account, net.............      (503,073)     (2,062,294)       21,101,585         6,483,358
  Transfers for contract benefits and
   terminations.................................    (1,108,468)     (1,471,672)       (3,114,451)       (2,962,897)
  Contract maintenance charges..................       (21,790)        (21,946)          (56,178)          (33,318)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --                --
                                                  ------------     -----------      ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................       847,566        (109,630)       30,651,846        13,652,846
                                                  ------------     -----------      ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         2,776           6,915              (174)            6,502
                                                  ------------     -----------      ------------    --------------
Increase (Decrease) in Net Assets...............     4,841,789      (8,652,825)       52,776,998       (13,911,868)
Net Assets -- Beginning of Period...............    14,152,818      22,805,643        32,051,020        45,962,888
                                                  ------------     -----------      ------------    --------------
Net Assets -- End of Period.....................  $ 18,994,607     $14,152,818      $ 84,828,018    $   32,051,020
                                                  ============     ===========      ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --                --                --
 Redeemed.......................................            --              --                --                --
                                                  ------------     -----------      ------------    --------------
 Net Increase (Decrease)........................            --              --                --                --
                                                  ------------     -----------      ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            88              92               473               281
 Redeemed.......................................           (75)            (94)             (195)             (183)
                                                  ------------     -----------      ------------    --------------
 Net Increase (Decrease)........................            13              (2)              278                98
                                                  ------------     -----------      ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                       AGGRESSIVE EQUITY (h)
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (2,857,970)   $    (3,736,259)
 Net realized gain (loss) on investments........    (31,688,872)       (20,690,817)
 Change in unrealized appreciation
  (depreciation) of investments.................    177,657,200       (366,004,140)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    143,110,358       (390,431,216)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     18,437,033         23,165,807
  Transfers between funds including
   guaranteed interest account, net.............     25,233,474        (35,161,040)
  Transfers for contract benefits and
   terminations.................................    (37,973,023)       (66,082,504)
  Contract maintenance charges..................       (639,419)          (661,914)
  Adjustments to net assets allocated to
   contracts in payout period...................       (176,126)         1,063,682
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      4,881,939        (77,675,969)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        346,960         (1,321,033)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............    148,339,257       (469,428,218)
Net Assets -- Beginning of Period...............    413,712,536        883,140,754
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 562,051,793    $   413,712,536
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................          1,211                596
 Redeemed.......................................         (1,359)            (1,594)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (148)              (998)
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            185                 19
 Redeemed.......................................            (39)               (45)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            146                (26)
                                                  -------------    ---------------

                                                          MULTIMANAGER                     MULTIMANAGER
                                                            CORE BOND                  INTERNATIONAL EQUITY
                                                 ------------------------------- ---------------------------------
                                                       2009            2008            2009             2008
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  1,768,689    $  2,696,190    $      202,953   $      242,038
 Net realized gain (loss) on investments........       (25,331)      1,348,504       (14,665,823)      (1,361,053)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,241,851      (3,335,396)       31,165,901      (56,360,085)
                                                  ------------    ------------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................     4,985,209         709,298        16,703,031      (57,479,100)
                                                  ------------    ------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     8,873,186       6,490,427         7,159,602       11,103,928
  Transfers between funds including
   guaranteed interest account, net.............     9,345,287         113,612        (4,596,150)      (6,183,307)
  Transfers for contract benefits and
   terminations.................................    (7,887,303)     (7,613,690)       (5,041,720)      (8,325,761)
  Contract maintenance charges..................       (73,700)        (61,519)          (77,559)         (82,564)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................    10,257,470      (1,071,170)       (2,555,827)      (3,487,704)
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          11,592             1,002          (24,003)
                                                  ------------    ------------    --------------   --------------
Increase (Decrease) in Net Assets...............    15,242,679        (350,280)       14,148,206      (60,990,807)
Net Assets -- Beginning of Period...............    71,749,186      72,099,466        60,756,575      121,747,382
                                                  ------------    ------------    --------------   --------------
Net Assets -- End of Period.....................  $ 86,991,865    $ 71,749,186    $   74,904,781   $   60,756,575
                                                  ============    ============    ==============   ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               2                --                2
 Redeemed.......................................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................            --               2                --                2
                                                  ------------    ------------    --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           257             187               169              212
 Redeemed.......................................          (173)           (197)             (188)            (238)
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................            84             (10)              (19)             (26)
                                                  ------------    ------------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                       LARGE CAP CORE EQUITY
                                                 ----------------------------------
                                                        2009             2008
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    17,756      $     (136,216)
 Net realized gain (loss) on investments........    (1,670,626)           (481,982)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,106,848          (8,184,660)
                                                   -----------      --------------
 Net Increase (decrease) in net assets from
  operations....................................     3,453,978          (8,802,858)
                                                   -----------      --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,059,958           1,657,381
  Transfers between funds including
   guaranteed interest account, net.............      (401,734)         (1,441,425)
  Transfers for contract benefits and
   terminations.................................    (1,263,018)         (1,576,235)
  Contract maintenance charges..................       (15,353)            (15,866)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                  --
                                                   -----------      --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (620,147)         (1,376,145)
                                                   -----------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              96,736
                                                   -----------      --------------
Increase (Decrease) in Net Assets...............     2,833,831         (10,082,267)
Net Assets -- Beginning of Period...............    12,198,543          22,280,810
                                                   -----------      --------------
Net Assets -- End of Period.....................   $15,032,374      $   12,198,543
                                                   ===========      ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                  --
 Redeemed.......................................            --                  --
                                                   -----------      --------------
 Net Increase (Decrease)........................            --                  --
                                                   -----------      --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            31                  34
 Redeemed.......................................           (40)                (48)
                                                   -----------      --------------
 Net Increase (Decrease)........................            (9)                (14)
                                                   -----------      --------------

                                                            MULTIMANAGER                      MULTIMANAGER
                                                          LARGE CAP GROWTH                   LARGE CAP VALUE
                                                 ---------------------------------- ---------------------------------
                                                        2009             2008             2009             2008
                                                 ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $  (275,776)     $     (437,699)  $      295,512   $      110,243
 Net realized gain (loss) on investments........    (5,059,702)         (3,315,911)     (11,180,615)      (5,067,234)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,076,430         (15,952,502)      20,794,326      (25,359,359)
                                                   -----------      --------------   --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................     7,740,952         (19,706,112)       9,909,223      (30,316,350)
                                                   -----------      --------------   --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,872,116           3,816,955        5,665,350        8,471,601
  Transfers between funds including
   guaranteed interest account, net.............      (993,420)             31,877       (3,530,882)       2,006,290
  Transfers for contract benefits and
   terminations.................................    (2,409,841)         (2,706,097)      (4,250,320)      (6,228,160)
  Contract maintenance charges..................       (30,872)            (32,791)         (56,280)         (49,782)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                  --               --               --
                                                   -----------      --------------   --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (562,017)          1,109,944       (2,172,132)       4,199,949
                                                   -----------      --------------   --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          (1,116,590)              --       (1,560,464)
                                                   -----------      --------------   --------------   --------------
Increase (Decrease) in Net Assets...............     7,178,935         (19,712,758)       7,737,091      (27,676,865)
Net Assets -- Beginning of Period...............    22,692,321          42,405,079       47,933,654       75,610,519
                                                   -----------      --------------   --------------   --------------
Net Assets -- End of Period.....................   $29,871,256      $   22,692,321   $   55,670,745   $   47,933,654
                                                   ===========      ==============   ==============   ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                   4               --               --
 Redeemed.......................................            --                  --               --               --
                                                   -----------      --------------   --------------   --------------
 Net Increase (Decrease)........................            --                   4               --               --
                                                   -----------      --------------   --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           104                 134              135              210
 Redeemed.......................................          (112)               (126)            (151)            (184)
                                                   -----------      --------------   --------------   --------------
 Net Increase (Decrease)........................            (8)                  8              (16)              26
                                                   -----------      --------------   --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           MULTIMANAGER                     MULTIMANAGER
                                                          MID CAP GROWTH                   MID CAP VALUE
                                                 -------------------------------- --------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (677,654)   $     (889,679)  $    877,879    $     (478,338)
 Net realized gain (loss) on investments........    (7,898,488)       (4,727,009)    (7,157,528)       (6,185,419)
 Change in unrealized appreciation
  (depreciation) of investments.................    26,837,470       (32,293,955)    23,852,581       (18,143,462)
                                                  ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................    18,261,328       (37,910,643)    17,572,932       (24,807,219)
                                                  ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,292,698         7,275,667      4,311,813         5,327,381
  Transfers between funds including
   guaranteed interest account, net.............      (999,843)       (6,823,073)       701,266        (4,520,086)
  Transfers for contract benefits and
   terminations.................................    (4,153,693)       (5,369,316)    (4,195,560)       (5,179,487)
  Contract maintenance charges..................       (66,555)          (70,364)       (50,915)          (48,183)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................        72,607        (4,987,086)       766,604        (4,420,375)
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           (20,002)            --           (19,700)
                                                  ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............    18,333,935       (42,917,731)    18,339,536       (29,247,294)
Net Assets -- Beginning of Period...............    46,116,330        89,034,061     41,918,854        71,166,148
                                                  ------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 64,450,265    $   46,116,330   $ 60,258,390    $   41,918,854
                                                  ============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --                 2
 Redeemed.......................................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            --                --             --                 2
                                                  ------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           147               140            131               122
 Redeemed.......................................          (146)             (191)          (122)             (157)
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................             1               (51)             9               (35)
                                                  ------------    --------------   ------------    --------------

                                                           MULTIMANAGER
                                                         MULTI-SECTOR BOND
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   3,832,757    $  12,115,604
 Net realized gain (loss) on investments........    (12,151,717)      (7,676,025)
 Change in unrealized appreciation
  (depreciation) of investments.................     17,477,411      (44,090,725)
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................      9,158,451      (39,651,146)
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,653,887       12,118,971
  Transfers between funds including
   guaranteed interest account, net.............     (5,179,465)     (21,323,165)
  Transfers for contract benefits and
   terminations.................................    (11,932,764)     (17,009,932)
  Contract maintenance charges..................       (147,198)        (148,052)
  Adjustments to net assets allocated to
   contracts in payout period...................            160          207,213
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (8,605,380)     (26,154,965)
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         29,841         (399,211)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............        582,912      (66,205,322)
Net Assets -- Beginning of Period...............    115,432,094      181,637,416
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 116,015,006    $ 115,432,094
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             90               92
 Redeemed.......................................           (136)            (196)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (46)            (104)
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             52               35
 Redeemed.......................................            (73)            (121)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (21)             (86)
                                                  -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           MULTIMANAGER                     MULTIMANAGER
                                                         SMALL CAP GROWTH                  SMALL CAP VALUE
                                                 -------------------------------- ---------------------------------
                                                       2009            2008             2009             2008
                                                 --------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (464,519)   $     (585,714)  $    (253,507)   $  (1,461,431)
 Net realized gain (loss) on investments........    (9,302,045)       (6,442,404)    (23,315,753)     (17,089,715)
 Change in unrealized appreciation
  (depreciation) of investments.................    20,585,009       (17,548,296)     47,397,830      (44,901,384)
                                                  ------------    --------------   -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................    10,818,445       (24,576,414)     23,828,570      (63,452,530)
                                                  ------------    --------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,031,268         7,363,875      12,365,671       17,532,581
  Transfers between funds including
   guaranteed interest account, net.............    (1,919,174)       (7,364,300)     (7,549,850)     (20,248,391)
  Transfers for contract benefits and
   terminations.................................    (2,172,643)       (3,013,139)     (7,147,211)     (10,403,918)
  Contract maintenance charges..................       (53,522)          (54,819)       (153,150)        (173,558)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --              --               --
                                                  ------------    --------------   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       885,929        (3,068,383)     (2,484,540)     (13,293,286)
                                                  ------------    --------------   -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       175,001           225,000              --               --
                                                  ------------    --------------   -------------    -------------
Increase (Decrease) in Net Assets...............    11,879,375       (27,419,797)     21,344,030      (76,745,816)
Net Assets -- Beginning of Period...............    32,222,420        59,642,217      97,824,870      174,570,686
                                                  ------------    --------------   -------------    -------------
Net Assets -- End of Period.....................  $ 44,101,795    $   32,222,420   $ 119,168,900    $  97,824,870
                                                  ============    ==============   =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --              --               --
 Redeemed.......................................            --                --              --               --
                                                  ------------    --------------   -------------    -------------
 Net Increase (Decrease)........................            --                --              --               --
                                                  ------------    --------------   -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           139               139             181              158
 Redeemed.......................................          (126)             (162)           (200)            (242)
                                                  ------------    --------------   -------------    -------------
 Net Increase (Decrease)........................            13               (23)            (19)             (84)
                                                  ------------    --------------   -------------    -------------

                                                           MULTIMANAGER
                                                            TECHNOLOGY
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $ (1,106,589)   $  (1,302,169)
 Net realized gain (loss) on investments........     (7,655,403)        (991,154)
 Change in unrealized appreciation
  (depreciation) of investments.................     47,160,006      (58,526,063)
                                                   ------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     38,398,014      (60,819,386)
                                                   ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,377,531       10,213,289
  Transfers between funds including
   guaranteed interest account, net.............      9,930,444       (5,483,936)
  Transfers for contract benefits and
   terminations.................................     (6,965,312)      (8,848,939)
  Contract maintenance charges..................       (108,956)        (103,683)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                   ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     11,233,707       (4,223,269)
                                                   ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --         (113,499)
                                                   ------------    -------------
Increase (Decrease) in Net Assets...............     49,631,721      (65,156,154)
Net Assets -- Beginning of Period...............     64,726,599      129,882,753
                                                   ------------    -------------
Net Assets -- End of Period.....................   $114,358,320    $  64,726,599
                                                   ============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                2
 Redeemed.......................................             --               --
                                                   ------------    -------------
 Net Increase (Decrease)........................             --                2
                                                   ------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            498              392
 Redeemed.......................................           (365)            (438)
                                                   ------------    -------------
 Net Increase (Decrease)........................            133              (46)
                                                   ------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     TARGET 2015 ALLOCATION
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    407,394    $    239,502
 Net realized gain (loss) on investments........    (1,667,357)       (908,634)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,479,083      (3,370,653)
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,219,120      (4,039,785)
                                                  ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,955,744       4,156,745
  Transfers between funds including
   guaranteed interest account, net.............     1,707,506       2,861,462
  Transfers for contract benefits and
   terminations.................................    (1,085,372)       (676,636)
  Contract maintenance charges..................       (12,940)         (7,039)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,564,938       6,334,532
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --
                                                  ------------    ------------
Increase (Decrease) in Net Assets...............     5,784,058       2,294,747
Net Assets -- Beginning of Period...............    10,141,774       7,847,027
                                                  ------------    ------------
Net Assets -- End of Period.....................  $ 15,925,832    $ 10,141,774
                                                  ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                  ------------    ------------
 Net Increase (Decrease)........................            --              --
                                                  ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            89             106
 Redeemed.......................................           (46)            (45)
                                                  ------------    ------------
 Net Increase (Decrease)........................            43              61
                                                  ------------    ------------

                                                     TARGET 2025 ALLOCATION          TARGET 2035 ALLOCATION
                                                 ------------------------------- -------------------------------
                                                       2009            2008            2009            2008
                                                 --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    502,501    $    225,982     $   365,842    $     137,400
 Net realized gain (loss) on investments........    (1,444,446)       (423,203)       (907,256)        (119,430)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,003,872      (4,418,097)      3,133,847       (3,230,970)
                                                  ------------    ------------     -----------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     3,061,927      (4,615,318)      2,592,433       (3,213,000)
                                                  ------------    ------------     -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,270,879       4,480,942       5,366,641        4,726,204
  Transfers between funds including
   guaranteed interest account, net.............     1,684,898       2,132,379         428,501        1,015,628
  Transfers for contract benefits and
   terminations.................................      (647,665)       (516,259)       (457,657)        (252,062)
  Contract maintenance charges..................       (27,142)        (15,152)        (41,283)         (23,181)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --              --               --
                                                  ------------    ------------     -----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     6,280,970       6,081,910       5,296,202        5,466,589
                                                  ------------    ------------     -----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           701             569              --            4,998
                                                  ------------    ------------     -----------    -------------
Increase (Decrease) in Net Assets...............     9,343,598       1,467,161       7,888,635        2,258,587
Net Assets -- Beginning of Period...............    10,694,287       9,227,126       6,994,816        4,736,229
                                                  ------------    ------------     -----------    -------------
Net Assets -- End of Period.....................  $ 20,037,885    $ 10,694,287     $14,883,451    $   6,994,816
                                                  ============    ============     ===========    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --              --               --
 Redeemed.......................................            --              --              --               --
                                                  ------------    ------------     -----------    -------------
 Net Increase (Decrease)........................            --              --              --               --
                                                  ------------    ------------     -----------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           109              92              91               69
 Redeemed.......................................           (30)            (29)            (19)             (12)
                                                  ------------    ------------     -----------    -------------
 Net Increase (Decrease)........................            79              63              72               57
                                                  ------------    ------------     -----------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        TARGET 2045 ALLOCATION
                                                   ---------------------------------
                                                         2009              2008
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................     $   245,229      $     75,780
 Net realized gain (loss) on investments........        (919,291)         (246,276)
 Change in unrealized appreciation
  (depreciation) of investments.................       2,602,775        (2,231,300)
                                                     -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................       1,928,713        (2,401,796)
                                                     -----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       3,448,464         3,292,200
  Transfers between funds including
   guaranteed interest account, net.............         262,090           654,126
  Transfers for contract benefits and
   terminations.................................        (254,300)         (238,227)
  Contract maintenance charges..................         (35,251)          (18,498)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                --
                                                     -----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       3,421,003         3,689,601
                                                     -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           1,002                --
                                                     -----------      ------------
Increase (Decrease) in Net Assets...............       5,350,718         1,287,805
Net Assets -- Beginning of Period...............       4,692,005         3,404,200
                                                     -----------      ------------
Net Assets -- End of Period.....................     $10,042,723      $  4,692,005
                                                     ===========      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................              --                --
 Redeemed.......................................              --                --
                                                     -----------      ------------
 Net Increase (Decrease)........................              --                --
                                                     -----------      ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              66                51
 Redeemed.......................................             (18)              (11)
                                                     -----------      ------------
 Net Increase (Decrease)........................              48                40
                                                     -----------      ------------

-------
(a)  Units were made available for sale on July 10, 2009.
(b)  Units were made available for sale on September 30, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(d) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(f) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(g) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(h) Multimanager Aggressive Equity replaced for Multimanager Health Care due to a fund merger on September 18,2009.
(i) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(j) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(k) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(l) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(m)  Units were made available for sale on September 18, 2009.

The accompanying notes are an integral part of these financial statements.



                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2009

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following separate Variable Investment Options:

   AXA Premier VIP Trust*
   ----------------------
   o AXA Aggressive Allocation
   o AXA Balanced Strategy
   o AXA Conservative Allocation
   o AXA Conservative Growth Strategy
   o AXA Conservative Strategy
   o AXA Conservative-Plus Allocation
   o AXA Growth Strategy
   o AXA Moderate Allocation
   o AXA Moderate Growth Strategy
   o AXA Moderate-Plus Allocation
   o Multimanager Aggressive Equity
   o Multimanager Core Bond
   o Multimanager International Equity
   o Multimanager Large Cap Core Equity
   o Multimanager Large Cap Growth
   o Multimanager Large Cap Value
   o Multimanager Mid Cap Growth
   o Multimanager Mid Cap Value
   o Multimanager Multi-Sector Bond(1)
   o Multimanager Small Cap Growth
   o Multimanager Small Cap Value
   o Multimanager Technology
   o Target 2015 Allocation
   o Target 2025 Allocation
   o Target 2035 Allocation
   o Target 2045 Allocation

   EQ Advisors Trust*
   ------------------
   o All Asset Allocation
   o EQ/AllianceBernstein International
   o EQ/AllianceBernstein Small Cap Growth
   o EQ/AXA Franklin Small Cap Value Core(2)
   o EQ/BlackRock Basic Value Equity
   o EQ/BlackRock International Value
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian Research
   o EQ/Common Stock Index(3)
   o EQ/Core Bond Index(4)
   o EQ/Davis New York Venture
   o EQ/Equity 500 Index
   o EQ/Equity Growth PLUS(5)
   o EQ/Evergreen Omega
   o EQ/Frankin Core Balanced(6)
   o EQ/Franklin Templeton Allocation(7)
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/Global Bond PLUS(8)
   o EQ/Global Multi-Sector Equity(9)
   o EQ/Intermediate Government Bond Index(10)
   o EQ/International Core PLUS
   o EQ/International Growth
   o EQ/JPMorgan Value Opportunities
   o EQ/Large Cap Core PLUS
   o EQ/Large Cap Growth Index
   o EQ/Large Cap Growth PLUS
   o EQ/Large Cap Value Index
   o EQ/Large Cap Value PLUS
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Mid Cap Index
   o EQ/Mid Cap Value PLUS
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/Mutual Large Cap Equity(11)
   o EQ/Oppenheimer Global
   o EQ/PIMCO Ultra Short Bond(12)
   o EQ/Quality Bond PLUS
   o EQ/Small Company Index
   o EQ/T. Rowe Price Growth Stock
   o EQ/Templeton Global Equity(13)
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Mid Cap Growth


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

1. Organization (Concluded)

----------
   (1)  Formerly known as Multimanager High Yield
   (2)  Formerly known as EQ/Franklin Small Cap Value
   (3)  Formerly known as EQ/AllianceBernstein Common Stock
   (4)  Formerly known as EQ/JPMorgan Core Bond
   (5) Fund was renamed twice this year. EQ/Marsico Focus was former name, until 05/01/09 when name changed to EQ/Focus PLUS. On 09/18/09 the second change resulted in the current name.
   (6) Fund was renamed twice this year. EQ/Franklin Income was former name, until 05/01/09 when name changed to EQ/AXA Franklin Income Core. On 09/18/09 the second change resulted in the current name.
   (7) Fund was renamed twice this year. EQ/Franklin Templeton Founding Strategy was former name, until 05/01/09 when name changed to EQ/AXA Franklin Templeton Founding Strategy Core. On 09/18/09 the second name change resulted in the current name.
   (8)  Formerly known as EQ/Evergreen International Bond
   (9)  Formerly known as EQ/Van Kampen Emerging Markets Equity
   (10) Formerly known as EQ/AllianceBernstein Intermediate Government
        Securities
   (11) Fund was renamed twice this year. EQ/Mutual Shares was former name, until 05/01/09 when name changed to EQ/AXA Mutual Shares Core. On 09/18/09 the second name change resulted in the current name.
   (12) Formerly known as EQ/PIMCO Real Return
   (13) Fund was renamed twice this year. EQ/Templeton Growth was former name, until 05/01/09 name changed to EQ/AXA Templeton Growth Core. On 09/18/09 the second name change resulted in the current name.

        * An affiliate of AXA Equitable provides advisory services to one or more Portfolios of the Trust.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

   Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners.

   In the normal course of business, the variable investment options of the Variable Account enter into contracts that may include agreements to indemnify another party under given circumstances. The variable investment options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the variable investment options of the Variable Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Effective April 1, 2009, and as further described in Note 3 of the financial statements, the Account implemented the new guidance related to Fair Value Measurements and Disclosures. This modification retains the "exit price" objective of fair value measurement and provides additional guidance for estimating fair value when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This guidance also references guidance on distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Implementation


                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

2. Significant Accounting Policies (Concluded)

   of the revised guidance did not have an impact on the net assets of the Account.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders and death benefits.

   Payments received from Contractowners represent participant contributions under EQUI-VEST Series 100 through 801, EQUI-VEST Vantage Series 900, EQUI-VEST Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST At Retirement, Crossings(SM) (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under:

   o EQUI-VEST Series 100 through 801
   o EQUI-VEST Vantage Series 900
   o EQUI-VEST Strategies Series 900 and 901
   o Momentum
   o Momentum Plus
   o Crossings(SM)

   Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under:

   o EQUI-VEST Series 100 through 801
   o EQUI-VEST Strategies Series 900 and 901
   o EQUIPLAN
   o Old Contracts

   Included in contract maintenance charges are administrative charges, if applicable, that are deducted quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no


                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

2. Significant Accounting Policies (Concluded)

   federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. The Variable Investment Options may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

   As of December 31, 2009 the Account did not hold any investments with significant unobservable inputs (Level 3).


4. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:


                                                    Purchases        Sales
                                                 -------------- --------------
All ASSET ALLOCATION..........................    $  2,072,263   $     11,804
AXA AGGRESSIVE ALLOCATION.....................     134,917,666     40,037,288
AXA BALANCED STRATEGY.........................       6,104,184        127,728
AXA CONSERVATIVE ALLOCATION...................      42,465,015     22,388,603
AXA CONSERVATIVE GROWTH STRATEGY..............       1,287,648        175,410
AXA CONSERVATIVE STRATEGY.....................         441,504        167,582
AXA CONSERVATIVE-PLUS ALLOCATION..............      55,296,275     21,794,348
AXA GROWTH STRATEGY...........................       1,854,643        401,549
AXA MODERATE ALLOCATION.......................     255,140,400    142,676,555
AXA MODERATE-PLUS ALLOCATION..................     258,354,229     93,609,861
EQ/ALLIANCEBERNSTEIN INTERNATIONAL............      83,878,841    101,164,647
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.........      50,745,313     60,288,915
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..........       7,940,511      6,276,561
EQ/BLACKROCK BASIC VALUE EQUITY...............      74,920,400     47,583,382
EQ/BLACKROCK INTERNATIONAL VALUE..............      52,210,280     44,050,175
EQ/BOSTON ADVISORS EQUITY INCOME..............      16,677,241     13,704,941
EQ/CALVERT SOCIALLY RESPONSIBLE...............       3,887,949      2,223,483
EQ/CAPITAL GUARDIAN GROWTH....................       4,170,942      3,223,743
EQ/CAPITAL GUARDIAN RESEARCH..................      15,999,761     26,877,857
EQ/COMMON STOCK INDEX.........................     195,827,221    329,688,658
EQ/CORE BOND INDEX............................      50,770,164     29,720,577
EQ/DAVIS NEW YORK VENTURE.....................      11,084,569      4,884,029
EQ/EQUITY 500 INDEX...........................     149,745,067    152,941,246
EQ/EQUITY GROWTH PLUS.........................      68,597,242     61,593,248

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

4. Purchases and Sales of Investments (Concluded)


                                                   Purchases        Sales
                                                -------------- --------------
EQ/EVERGREEN OMEGA...........................    $ 22,625,192   $  8,179,032
EQ/FRANKLIN CORE BALANCED....................      21,699,864     18,290,181
EQ/FRANKLIN TEMPLETON ALLOCATION.............      12,725,988      8,166,341
EQ/GAMCO MERGERS AND ACQUISITIONS............       4,663,363      4,186,512
EQ/GAMCO SMALL COMPANY VALUE.................      73,096,288     32,776,112
EQ/GLOBAL BOND PLUS..........................      25,051,633     22,041,937
EQ/GLOBAL MULTI-SECTOR EQUITY................     131,030,121     97,324,961
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........      19,894,597     33,114,367
EQ/INTERNATIONAL CORE PLUS...................      42,148,969     19,806,105
EQ/INTERNATIONAL GROWTH......................      20,741,396     11,596,518
EQ/JPMORGAN VALUE OPPORTUNITIES..............       8,166,772      8,452,105
EQ/LARGE CAP CORE PLUS.......................       4,321,496      3,056,959
EQ/LARGE CAP GROWTH INDEX....................      21,705,995     19,516,176
EQ/LARGE CAP GROWTH PLUS.....................      24,799,157     34,879,128
EQ/LARGE CAP VALUE INDEX.....................       7,195,858      3,239,396
EQ/LARGE CAP VALUE PLUS......................     104,091,086    147,816,917
EQ/LORD ABBETT GROWTH AND INCOME.............       6,345,064      4,908,166
EQ/LORD ABBETT LARGE CAP CORE................      16,463,543      5,315,507
EQ/MID CAP INDEX.............................      52,860,491     41,039,087
EQ/MID CAP VALUE PLUS........................     189,441,653     65,333,295
EQ/MONEY MARKET..............................      77,582,399    132,830,607
EQ/MONTAG & CALDWELL GROWTH..................      15,433,210      8,698,377
EQ/MUTUAL LARGE CAP EQUITY...................       6,955,351      6,614,419
EQ/OPPENHEIMER GLOBAL........................      11,107,303      4,902,842
EQ/PIMCO ULTRA SHORT BOND....................      88,147,846     45,117,757
EQ/QUALITY BOND PLUS.........................      67,293,565     35,728,231
EQ/SMALL COMPANY INDEX.......................      44,065,675     25,509,438
EQ/T. ROWE PRICE GROWTH STOCK................      32,659,317     13,423,955
EQ/TEMPLETON GLOBAL EQUITY...................       9,852,949      6,178,939
EQ/UBS GROWTH AND INCOME.....................       6,781,265      5,813,380
EQ/VAN KAMPEN COMSTOCK.......................       6,625,538      5,740,973
EQ/VAN KAMPEN MID CAP GROWTH.................      51,058,410     21,079,665
MULTIMANAGER AGGRESSIVE EQUITY...............      59,602,865     57,378,195
MULTIMANAGER CORE BOND.......................      35,185,366     22,966,594
MULTIMANAGER INTERNATIONAL EQUITY............      18,147,012     20,498,884
MULTIMANAGER LARGE CAP CORE EQUITY...........       2,788,245      3,390,636
MULTIMANAGER LARGE CAP GROWTH................       6,613,427      7,451,219
MULTIMANAGER LARGE CAP VALUE.................      12,844,304     14,720,924
MULTIMANAGER MID CAP GROWTH..................      11,031,422     11,636,627
MULTIMANAGER MID CAP VALUE...................      14,327,570     12,683,088
MULTIMANAGER MULTI-SECTOR BOND...............      22,791,212     27,563,973
MULTIMANAGER SMALL CAP GROWTH................      11,060,416     10,639,005
MULTIMANAGER SMALL CAP VALUE.................      21,619,830     24,357,877
MULTIMANAGER TECHNOLOGY......................      41,061,257     30,934,139
TARGET 2015 ALLOCATION.......................       7,896,580      3,898,680
TARGET 2025 ALLOCATION.......................       9,272,590      2,448,531
TARGET 2035 ALLOCATION.......................       7,264,652      1,559,742
TARGET 2045 ALLOCATION.......................       5,087,001      1,380,069


                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

   AXA Equitable and its affiliates serves as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.07% to a high of 1.19% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with Distributors.

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations

   In 2009, several fund reorganizations were made within EQ Advisors Trust, and corresponding reorganizations were made within the Variable Investment Options of the Account. In these reorganizations, certain Portfolios of EQ Advisors Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQ Advisors Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were merged with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). Contractholders of the Removed Investment Options received interests in the Surviving Investment Options with a value equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.


-----------------------------------------------------------------------------------------------------
                           Removed Portfolio                      Surviving Portfolio
-----------------------------------------------------------------------------------------------------
 September 11, 2009        EQ/Ariel Appreciation II               EQ/Mid Cap Value PLUS
                           EQ/Lord Abbett Mid Cap Value
                           EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------
                           EQ/Ariel Appreciation II
Shares -- Class B              407,995
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,833,978
Net Assets After Merger    $        --
                           EQ/Lord Abbett Mid Cap Value
Shares -- Class B            3,267,908
Value -- Class B           $      7.93
Net Assets Before Merger   $25,901,370
Net Assets After Merger    $        --
                           EQ/Van Kampen Real Estate
Shares -- Class B           17,692,343                               55,280,633
Value -- Class B           $      5.48                            $        7.74
Net Assets Before Merger   $96,899,897                            $ 301,159,559
Net Assets After Merger    $        --                            $ 427,794,804
-----------------------------------------------------------------------------------------------------
 September 11, 2009        EQ/AXA Rosenberg Value Long/Short      EQ/PIMCO Ultra Short Bond
                           Equity
                           EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------
                           EQ/AXA Rosenberg Value Long/Short
                           Equity
Shares -- Class B              750,697
Value -- Class B           $      8.60
Net Assets Before Merger   $ 6,455,994
Net Assets After Merger    $        --
                           EQ/Short Duration Bond
Shares -- Class B            1,829,135                               13,871,491
Value -- Class B           $      9.13                            $        9.95
Net Assets Before Merger   $16,692,783                            $ 114,836,052
Net Assets After Merger    $        --                            $ 137,984,829
-----------------------------------------------------------------------------------------------------
 September 18, 2009        Multimanager Health Care               Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------
Shares -- Class A            3,623,540                               20,044,984
Value -- Class A           $      9.21                            $       22.08
Shares -- Class B            1,056,833                                  791,741
Value -- Class B           $      9.02                            $       21.67
Net Assets Before Merger   $42,913,977                            $ 416,872,983
Net Assets After Merger    $        --                            $ 459,786,960
-----------------------------------------------------------------------------------------------------

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations (Concluded)


-----------------------------------------------------------------------------------------------------
                           Removed Portfolio                         Surviving Portfolio
-----------------------------------------------------------------------------------------------------
 September 18, 2009        EQ/Oppenheimer Main Street Opportunity    EQ/Common Stock Index
-----------------------------------------------------------------------------------------------------
Shares -- Class A              296,297                                   113,639,158
Value -- Class A            $     8.39                               $         13.64
Shares -- Class B              117,637                                     7,040,158
Value -- Class B            $     8.39                               $         13.55
Net Assets Before Merger    $3,474,284                               $ 1,642,374,045
Net Assets After Merger     $       --                               $ 1,645,848,329
-----------------------------------------------------------------------------------------------------
 September 18, 2009        EQ/Oppenheimer Main Street Small Cap      EQ/Small Company Index
                           Index
-----------------------------------------------------------------------------------------------------
Shares -- Class B            1,365,972                                    18,623,256
Value -- Class B           $      8.91                               $          8.40
Net Assets Before Merger   $12,171,930                               $   144,324,956
Net Assets After Merger    $        --                               $   156,496,886
-----------------------------------------------------------------------------------------------------
 September 25, 2009        EQ/Caywood Scholl High Yield Bond         EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class B            3,562,969                                     4,043,305
Value -- Class B           $      3.99                               $          9.19
Net Assets Before Merger   $14,233,273                               $    22,913,194
Net Assets After Merger    $        --                               $    37,146,467
-----------------------------------------------------------------------------------------------------
 September 25, 2009        EQ/Long Term Bond                         EQ/Core Bond Index
-----------------------------------------------------------------------------------------------------
Shares -- Class B            2,092,784                                    13,220,218
Value -- Class B           $     12.74                               $          9.62
Net Assets Before Merger   $26,671,839                               $   100,534,743
Net Assets After Merger    $        --                               $   127,206,582

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                           Mortality and                     Financial
                                           Expense Risks   Other Expenses   Accounting     Total
                                          --------------- ---------------- ------------ ----------
Old Contracts                             0.58%           0.16%              --           0.74%
-------------
EQUIPLAN Contracts                        0.58%           0.16%              --           0.74%
------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------
EQ/Money Market
EQ/Common Stock Index..................   0.56%           0.60%            0.24%          1.40%
All Other Funds........................   0.50%           0.60%            0.24%          1.34%
EQUI-VEST Series 200
--------------------
EQ/Money Market
EQ/Common Stock Index..................   1.15%           0.25%              --           1.40%
All Other Funds........................   1.09%           0.25%              --           1.34%
EQUI-VEST Series 201
--------------------
All Funds..............................   0.95%           0.25%              --           1.20%
EQUI-VEST Series 300 and 400 Contracts
--------------------------------------
EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation................   1.10%           0.25%              --           1.35%
All Other Funds........................   1.10%           0.24%              --           1.34%
Momentum Plus Contracts                   1.10%           0.25%              --           1.35%
-----------------------
EQUI-VEST Series 500 Contracts            1.20%           0.25%              --           1.45%
------------------------------

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Continued)


                                              Mortality and                     Financial
                                              Expense Risks   Other Expenses   Accounting   Total
                                             --------------- ---------------- ------------ ------
EQUI-VEST at Retirement and At Retirement      --              --             --             --
-------------------------------------------
1.30% All Funds...........................   0.80%           0.50%            --           1.30%
1.25% All Funds...........................   0.75%           0.50%            --           1.25%
EQUI-VEST Series 600 and 800 Contracts       0.95%           0.25%            --           1.20%
-------------------------------------------
EQUI-VEST Vantage Contracts
-------------------------------------------
0.90 All Funds............................   0.90%             --             --           0.90%
0.70 All Funds............................   0.70%             --             --           0.70%
0.50 All Funds............................   0.50%             --             --           0.50%
EQUI-VEST Strategies Contracts Series 900
-------------------------------------------
1.20% All Funds...........................   1.20%             --             --           1.20%
0.90% All Funds...........................   0.90%             --             --           0.90%
0.70% All Funds...........................   0.70%             --             --           0.70%
0.50% All Funds...........................   0.50%             --             --           0.50%
0.25% All Funds...........................   0.25%             --             --           0.25%
EQUI-VEST Strategies Contracts Series 901
-------------------------------------------
0.00% All Funds...........................    .00%             --             --           0.00%
0.25% All Funds...........................   0.25%             --             --           0.25%
0.50% All Funds...........................   0.50%             --             --           0.50%
0.70% All Funds...........................   0.70%             --             --           0.70%
0.80% All Funds...........................   0.80%             --             --           0.80%
0.90% All Funds...........................   0.90%             --             --           0.90%
1.00% All Funds...........................   1.00%             --             --           1.00%
1.10% All Funds...........................   1.10%             --             --           1.10%
EQUI-VEST Express Series 700 Contracts       0.70%           0.25%            --           0.95%
-------------------------------------------
EQUI-VEST Express Series 701 Contracts
-------------------------------------------
1.10% All Funds...........................   0.85%           0.25%            --           1.10%
EQUI-VEST Express Series 801 Contracts
-------------------------------------------
1.25% All Funds...........................   1.00%           0.25%            --           1.25%
Crossings(SM)
-------------------------------------------
1.10% Single life contracts...............   0.60%           0.50%            --           1.10%
1.25% Joint life contracts................   0.60%           0.65%            --           1.25%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200, EQUI-VEST Series 201, EQUI-VEST Vantage, EQUI-VEST Strategies Contracts for participants of the Teachers Retirement System of the State of Texas the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the Multimanager Technology EQ portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Concluded)

   deducted from the Contractowners account value.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.


                                                When charge
                 Charges                        is deducted
--------------------------------------   ------------------------
Charge for Trust expenses                Daily

Annual Administrative charge             Annual

Annual Policy fee                        Annual

Withdrawal Charge                        At time of transaction

Plan Loan charges                        At time of transaction

Annuity Payout option                    At time of transaction

Charge for third-party transfer or
exchange                                 At time of transaction

                                         Participation date
Enhanced death benefit charge            anniversary

Guaranteed Mininum Income Benefit

Guaranteed Withdrawal Benefit for Life

                 Charges                                      Amount deducted                           How deducted
---------------------------------------- --------------------------------------------------------- ----------------------
Charge for Trust expenses                Vary by Portfolio                                         Unit value

                                         $30 or during the first two contract years 2% of the
                                         account value (plus any prior withdrawal during the       Unit liquidation from
Annual Administrative charge             Contract Year) if less.                                   account value

                                         Low - Depending on account value, $50 if your
                                         account value on the last of the year is less than        Unit liquidation from
Annual Policy fee                        $100,000.                                                 account value

                                         High - Depending on account value, in Years 1 to
                                         2 lesser of $30 or 2% of account value, thereafter        Unit liquidation from
                                         $30.                                                      account value

                                         Low - 6% of withdrawals or contributions made in
                                         the current and prior five participation years,           Unit liquidation from
Withdrawal Charge                        whichever is less.                                        account value

                                         High - 6% of the amount withdrawn, generally
                                         declining for the first through the 12th contract
                                         year.

                                         Exceptions and limitations may eliminate or reduce
                                         the withdrawal charge.
                                                                                                   Unit liquidation from
Plan Loan charges                        $25 set-up fee and $6 quarterly recordkeeping fee         account value

                                                                                                   Unit liquidation from
Annuity Payout option                    $350 annuity administration fee                           account value

Charge for third-party transfer or                                                                 Unit liquidation from
exchange                                 $25                                                       account value

                                                                                                   Unit liquidation from
Enhanced death benefit charge            Low- 0.15% of account value                               account value
                                         High - 0.60% of account value
                                                                                                   Unit liquidation from
Guaranteed Mininum Income Benefit        0.65%                                                     account value

                                         Low- 0.60% for single life option;                        Unit liquidation from
Guaranteed Withdrawal Benefit for Life        0.75% for joint life option                          account value

                                         High- 0.75% for single life;
                                               0.90% for joint life


                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
All Asset Allocation
--------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (w)      $ 104.73
         Highest contract charge 1.45% Class B (w)     $ 104.43
         All contract charges
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 124.22
         Highest contract charge 1.45% Class B         $ 116.99
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  98.08
         Highest contract charge 1.45% Class B         $  93.26
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 162.11
         Highest contract charge 1.45% Class B         $ 155.64
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 153.46
         Highest contract charge 1.45% Class B         $ 148.76
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 130.82
         Highest contract charge 1.45% Class B         $ 128.03
         All contract charges                                --
AXA Balanced Strategy
---------------------
         Unit Value 1.10% to 1.25%*
  2009   Lowest contract charge 1.10% Class A (x)      $ 102.65
         Highest contract charge 1.25% Class A (x)     $ 102.60
         All contract charges
AXA Balanced Strategy
---------------------
         Unit Value 1.25% to 1.30%*
  2009   Lowest contract charge 1.25% Class B (v)      $ 110.45
         Highest contract charge 1.30% Class B (v)     $ 110.42
         All contract charges
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 118.67
         Highest contract charge 1.45% Class B         $ 111.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 108.60
         Highest contract charge 1.45% Class B         $ 103.26
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 122.65
         Highest contract charge 1.45% Class B         $ 117.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 116.51
         Highest contract charge 1.45% Class B         $ 112.94
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 110.08
         Highest contract charge 1.45% Class B         $ 107.73
         All contract charges                                --
AXA Conservative Growth Strategy
--------------------------------
         Unit Value 1.25% to 1.30%*
  2009   Lowest contract charge 1.25% Class B (v)      $ 109.25
         Highest contract charge 1.30% Class B (v)     $ 109.22
         All contract charges                                --

                                                  Years Ended December 31,
                              ----------------------------------------------------------------
                                      Units         Net Assets     Investment        Total
                               Outstanding (000s)     (000s)     Income Ratio**    Return***
                              -------------------- ------------ ---------------- -------------
All Asset Allocation
--------------------
  2009                                   --                --            --         2.75%
                                         --                --            --         2.47%
                                         20          $  2,043          4.20%
AXA Aggressive Allocation
-------------------------
  2009                                   --                --            --        26.65%
                                         --                --            --        25.44%
                                      2,255          $264,074          1.16%
  2008                                   --                --            --       (39.50)%
                                         --                --            --       (40.08)%
                                      1,573          $146,691          1.79%
  2007                                   --                --            --         5.64%
                                         --                --            --         4.62%
                                      1,034          $161,376          2.96%          --
  2006                                   --                --            --        17.31%
                                         --                --            --        16.19%
                                        517          $ 77,399          3.46%          --
  2005                                   --                --            --         7.52%
                                         --                --            --         6.50%
                                        178          $ 22,965          4.92%          --
AXA Balanced Strategy
---------------------
  2009                                   --                --            --         1.93%
                                         --                --            --         1.89%
                                          4          $    394          2.34%
AXA Balanced Strategy
---------------------
  2009                                   --                --            --        12.64%
                                         --                --            --        12.60%
                                         51          $  5,642          2.34%
AXA Conservative Allocation
---------------------------
  2009                                   --                --            --         9.27%
                                         --                --            --         8.24%
                                        701          $ 78,154          2.54%
  2008                                   --                --            --       (11.46)%
                                         --                --            --       (12.31)%
                                        539          $ 55,833          4.85%
  2007                                   --                --            --         5.27%
                                         --                --            --         4.26%
                                        378          $ 44,771          5.06%          --
  2006                                   --                --            --         5.84%
                                         --                --            --         4.83%
                                        167          $ 18,932          4.29%          --
  2005                                   --                --            --         1.93%
                                         --                --            --         0.96%
                                        112          $ 12,046          3.73%          --
AXA Conservative Growth Strategy
--------------------------------
  2009                                   --                --            --        10.60%
                                         --                --            --        10.58%
                                         10          $  1,140          1.96%          --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Conservative Strategy
-------------------------
         Unit Value 1.25% to 1.30%*
  2009   Lowest contract charge 1.25% Class B (v)      $ 105.46
         Highest contract charge 1.30% Class B (v)     $ 105.43
         All contract charges                                --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 119.17
         Highest contract charge 1.45% Class B         $ 112.23
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 104.67
         Highest contract charge 1.45% Class B         $  99.53
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 130.56
         Highest contract charge 1.45% Class B         $ 125.34
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 124.39
         Highest contract charge 1.45% Class B         $ 120.58
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 114.94
         Highest contract charge 1.45% Class B         $ 112.49
         All contract charges                                --
AXA Growth Strategy
-------------------
         Unit Value 1.10% to 1.25%*
  2009   Lowest contract charge 1.10% Class A (x)      $ 103.79
         Highest contract charge 1.25% Class A (x)     $ 103.74
         All contract charges                                --
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A          $  96.11
         Highest contract charge 1.45% Class A         $ 124.54
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  82.34
         Highest contract charge 1.45% Class A         $ 107.73
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 109.30
         Highest contract charge 1.45% Class A         $ 144.38
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 103.11
         Highest contract charge 1.45% Class A         $ 137.52
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 183.99
         Highest contract charge 1.45% Class A         $ 126.17
         All contract charges                                --
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 111.49
         Highest contract charge 1.30% Class B         $  92.97
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  95.76
         Highest contract charge 1.30% Class B (e)     $  80.49
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 127.43
         Highest contract charge 1.30% Class B (e)     $ 107.96
         All contract charges

                                                  Years Ended December 31,
                              -----------------------------------------------------------------
                                      Units         Net Assets     Investment         Total
                               Outstanding (000s)     (000s)     Income Ratio**     Return***
                              -------------------- ------------ ---------------- --------------
AXA Conservative Strategy
-------------------------
  2009                                   --                 --           --         5.67%
                                         --                 --           --         5.64%
                                          3         $      275         2.59%          --
AXA Conservative-Plus Allocation
--------------------------------
  2009                                   --                 --           --        13.85%
                                         --                 --           --        12.76%
                                      1,056         $  118,182         2.15%
  2008                                   --                 --           --       (19.83)%
                                         --                 --           --       (20.59)%
                                        800         $   79,752         3.64%
  2007                                   --                 --           --         4.96%
                                         --                 --           --         3.95%
                                        634         $   80,092         4.08%          --
  2006                                   --                 --           --         8.22%
                                         --                 --           --         7.18%
                                        342         $   41,475         4.04%          --
  2005                                   --                 --           --         2.73%
                                         --                 --           --         1.75%
                                        180         $   20,363         4.60%          --
AXA Growth Strategy
-------------------
  2009                                   --                 --           --         2.87%
                                         --                 --           --         2.84%
                                         14         $    1,474         1.76%          --
AXA Moderate Allocation
-----------------------
  2009                                   --                 --           --        16.72 %
                                         --                 --           --        15.60 %
                                     18,864         $1,310,255         1.65%
  2008                                   --                 --           --       (24.67)%
                                         --                 --           --       (25.38)%
                                     19,014         $1,142,587         3.70%
  2007                                   --                 --           --         6.00 %
                                         --                 --           --         4.99 %
                                     19,631         $1,586,678         3.35%          --
  2006                                   --                 --           --         3.11 %
                                         --                 --           --         9.00 %
                                     20,240         $1,557,101         2.84%          --
  2005                                   --                 --           --         4.11 %
                                         --                 --           --         3.53 %
                                     21,774         $1,543,159         2.54%          --
AXA Moderate Allocation
-----------------------
  2009                                   --                 --           --        16.43%
                                         --                 --           --        15.51%
                                      1,585         $  183,180         1.65%
  2008                                   --                 --           --       (24.85)%
                                         --                 --           --       (25.44)%
                                      1,338         $  136,760         3.70%
  2007                                   --                 --           --         5.73%
                                         --                 --           --         4.90%
                                      1,218         $  170,510         3.35%

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Moderate Allocation (Continued)
-----------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 120.52
         Highest contract charge 1.30% Class B (e)     $ 102.92
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 109.79
         Highest contract charge 1.20% Class B         $ 126.19
         All contract charges                                --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 126.77
         Highest contract charge 1.45% Class B         $ 119.39
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 104.47
         Highest contract charge 1.45% Class B         $  99.34
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 153.90
         Highest contract charge 1.45% Class B         $ 147.76
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 145.39
         Highest contract charge 1.45% Class B         $ 140.94
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 127.61
         Highest contract charge 1.45% Class B         $ 124.89
         All contract charges                                --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $  73.60
         Highest contract charge 1.45% Class A         $  94.48
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  58.05
         Highest contract charge 1.45% Class A         $  75.25
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 118.10
         Highest contract charge 1.45% Class A         $ 154.56
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 105.97
         Highest contract charge 1.45% Class A         $ 140.03
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 147.18
         Highest contract charge 1.45% Class A         $ 114.75
         All contract charges                                --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $  96.76
         Highest contract charge 1.30% Class B (e)     $  71.20
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  76.51
         Highest contract charge 1.30% Class B (e)     $  56.75
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 156.05
         Highest contract charge 1.30% Class B (e)     $ 116.66
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 140.38
         Highest contract charge 1.30% Class B (e)     $ 105.78
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
AXA Moderate Allocation (Continued)
-----------------------------------
  2006                                          --                --            --            9.77%
                                                --                --            --            2.92%
                                             1,009          $136,001          2.84%             --
  2005                                          --                --            --            4.27%
                                                --                --            --            3.54%
                                               916          $113,231          2.54%             --
AXA Moderate-Plus Allocation
----------------------------
  2009                                          --                --            --           21.35%
                                                --                --            --           20.18%
                                             5,622          $668,768          1.48%
  2008                                          --                --            --          (32.12)%
                                                --                --            --          (32.77)%
                                             4,565          $452,172          2.45%
  2007                                          --                --            --            5.85%
                                                --                --            --            4.84%
                                             3,480          $513,806          3.38%             --
  2006                                          --                --            --           13.93%
                                                --                --            --           12.85%
                                             1,886          $267,414          3.54%             --
  2005                                          --                --            --            6.14%
                                                --                --            --            5.13%
                                               728          $ 91,285          5.08%             --
EQ/AllianceBernstein International
----------------------------------
  2009                                          --                --            --           26.79%
                                                --                --            --           25.55%
                                             3,794          $458,941          2.69%
  2008                                          --                --            --          (50.85)%
                                                --                --            --          (51.31)%
                                             3,962          $381,162          2.82%
  2007                                          --                --            --           11.45%
                                                --                --            --           10.38%
                                             4,247          $838,849          1.50%             --
  2006                                          --                --            --            5.97%
                                                --                --            --           22.03%
                                             4,389          $784,767          1.65%             --
  2005                                          --                --            --           14.55%
                                                --                --            --           13.91%
                                             4,512          $660,373          1.71%             --
EQ/AllianceBernstein International
----------------------------------
  2009                                          --                --            --           26.47%
                                                --                --            --           25.46%
                                               676          $ 62,696          2.69%
  2008                                          --                --            --          (50.97)%
                                                --                --            --          (51.35)%
                                               744          $ 55,667          2.82%
  2007                                          --                --            --           11.16%
                                                --                --            --           10.29%
                                               787          $121,942          1.50%             --
  2006                                          --                --            --           22.90%
                                                --                --            --            5.78%
                                               728          $102,893          1.65%             --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 114.22
         Highest contract charge 1.20% Class B         $ 114.63
         All contract charges                                --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $  90.30
         Highest contract charge 1.45% Class A         $ 114.27
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  66.73
         Highest contract charge 1.45% Class A         $  85.25
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 120.87
         Highest contract charge 1.45% Class A         $ 155.92
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 103.84
         Highest contract charge 1.45% Class A         $ 135.25
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 179.44
         Highest contract charge 1.45% Class A         $ 125.60
         All contract charges                                --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $  86.81
         Highest contract charge 1.30% Class B (e)     $  87.36
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  64.30
         Highest contract charge 1.30% Class B (e)     $  65.23
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (e)     $ 119.40
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 100.58
         Highest contract charge 1.30% Class B (e)     $ 103.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  92.73
         Highest contract charge 1.20% Class B         $ 125.63
         All contract charges                                --
EQ/AXA Franklin Small Cap Value Core
------------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  83.39
         Highest contract charge 1.45% Class B (c)     $  80.78
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  65.36
         Highest contract charge 1.45% Class B (c)     $  63.93
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $  98.64
         Highest contract charge 1.45% Class B (c)     $  97.41
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 108.50
         Highest contract charge 1.45% Class B (c)     $ 108.18
         All contract charges                                --

                                                                       Years Ended December 31,
                                                   -----------------------------------------------------------------
                                                           Units         Net Assets     Investment         Total
                                                    Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                   -------------------- ------------ ---------------- --------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2005                                                          --                --            --        14.72%
                                                                --                --            --        13.91%
                                                               651          $ 75,257          1.71%          --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2009                                                          --                --            --        35.32%
                                                                --                --            --        34.04%
                                                             1,403          $221,353          0.15%
  2008                                                          --                --            --       (44.79)%
                                                                --                --            --       (45.32)%
                                                             1,444          $169,875          0.01%
  2007                                                          --                --            --        16.40%
                                                                --                --            --        15.28%
                                                             1,537          $330,250            --           --
  2006                                                          --                --            --         3.84%
                                                                --                --            --         7.68%
                                                             1,694          $315,326            --           --
  2005                                                          --                --            --        10.78%
                                                                --                --            --        10.17%
                                                             1,836          $316,938            --           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2009                                                          --                --            --        35.01%
                                                                --                --            --        33.93%
                                                               301          $ 36,400          0.15%
  2008                                                          --                --            --       (44.93)%
                                                                --                --            --       (45.37)%
                                                               318          $ 29,108          0.01%
  2007                                                          --                --            --        16.10%
                                                                --                --            --        15.18%
                                                               353          $ 59,087            --           --
  2006                                                          --                --            --         8.46%
                                                                --                --            --         3.66%
                                                               392          $ 57,261            --           --
  2005                                                          --                --            --        10.94%
                                                                --                --            --        10.17%
                                                               411          $ 55,659            --           --
EQ/AXA Franklin Small Cap Value Core
------------------------------------
  2009                                                          --                --            --        27.59%
                                                                --                --            --        26.36%
                                                               144          $ 11,627          1.05%
  2008                                                          --                --            --       (33.74)%
                                                                --                --            --       (34.37)%
                                                               118          $  7,589          1.02%
  2007                                                          --                --            --        (9.09)%
                                                                --                --            --        (9.96)%
                                                                66          $  6,402          0.57%          --
  2006                                                          --                --            --         8.50%
                                                                --                --            --         8.18%
                                                                11          $  1,216          0.58%          --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 129.48              --                --            --          29.64%
         Highest contract charge 1.45% Class B     $ 147.09              --                --            --          28.40%
         All contract charges                                         1,845          $328,742          2.77%
  2008   Lowest contract charge 0.50% Class B      $  99.88              --                --            --         (36.88)%
         Highest contract charge 1.45% Class B     $ 114.56              --                --            --         (37.48)%
         All contract charges                                         1,678          $235,310          1.69%
  2007   Lowest contract charge 0.50% Class B      $ 158.23              --                --            --           0.67%
         Highest contract charge 1.45% Class B     $ 183.24              --                --            --          (0.29)%
         All contract charges                            --           1,706          $383,188          1.08%            --
  2006   Lowest contract charge 0.50% Class B      $ 157.18              --                --            --          20.31%
         Highest contract charge 1.45% Class B     $ 183.78              --                --            --          19.16%
         All contract charges                            --           1,738          $391,171          2.86%            --
  2005   Lowest contract charge 0.50% Class B      $ 130.65              --                --            --           2.44%
         Highest contract charge 1.45% Class B     $ 154.23              --                --            --           1.46%
         All contract charges                            --           1,826          $344,112          1.37%            --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 107.14              --                --            --          29.60%
         Highest contract charge 1.45% Class B     $ 132.01              --                --            --          28.35%
         All contract charges                                         2,074          $252,937          2.12%
  2008   Lowest contract charge 0.50% Class B      $  82.67              --                --            --         (43.28)%
         Highest contract charge 1.45% Class B     $ 102.85              --                --            --         (43.82)%
         All contract charges                                         2,004          $190,748          2.24%
  2007   Lowest contract charge 0.50% Class B      $ 145.75              --                --            --           9.64%
         Highest contract charge 1.45% Class B     $ 183.08              --                --            --           8.58%
         All contract charges                            --           2,074          $351,707          1.93%            --
  2006   Lowest contract charge 0.50% Class B      $ 132.94              --                --            --          25.06%
         Highest contract charge 1.45% Class B     $ 168.61              --                --            --          23.87%
         All contract charges                            --           1,956          $305,076          3.67%            --
  2005   Lowest contract charge 0.50% Class B      $ 106.30              --                --            --          10.28%
         Highest contract charge 1.45% Class B     $ 136.12              --                --            --           9.23%
         All contract charges                            --           1,646          $206,833          1.84%            --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 100.76              --                --            --          10.99%
         Highest contract charge 1.45% Class B     $  95.83              --                --            --           9.92%
         All contract charges                                           524          $ 50,322          2.62%
  2008   Lowest contract charge 0.50% Class B      $  90.78              --                --            --         (32.64)%
         Highest contract charge 1.45% Class B     $  87.18              --                --            --         (33.28)%
         All contract charges                                           487          $ 42,542          2.38%
  2007   Lowest contract charge 0.50% Class B      $ 134.77              --                --            --           3.18%
         Highest contract charge 1.45% Class B     $ 130.66              --                --            --           2.18%
         All contract charges                            --             445          $ 58,354          1.93%            --
  2006   Lowest contract charge 0.50% Class B      $ 130.62              --                --            --          15.39%
         Highest contract charge 1.45% Class B     $ 127.87              --                --            --          14.29%
         All contract charges                            --             394          $ 50,720          2.44%            --
  2005   Lowest contract charge 0.50% Class B      $ 113.20              --                --            --           5.63%
         Highest contract charge 1.45% Class B     $ 111.88              --                --            --           4.62%
         All contract charges                            --             307          $ 34,416          2.12%            --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  67.36               --                --            --      30.24%
         Highest contract charge 1.45% Class B    $  89.44               --                --            --      28.99%
         All contract charges                                           267          $ 18,810          0.26%
  2008   Lowest contract charge 0.50% Class B     $  51.72               --                --            --     (45.50)%
         Highest contract charge 1.45% Class B    $  69.34               --                --            --     (46.02)%
         All contract charges                                           235          $ 12,828          0.29%
  2007   Lowest contract charge 0.50% Class B     $  94.90               --                --            --      11.57%
         Highest contract charge 1.45% Class B    $ 128.45               --                --            --      10.49%
         All contract charges                           --              218          $ 21,860          0.24%        --
  2006   Lowest contract charge 0.50% Class B     $  85.06               --                --            --       4.70%
         Highest contract charge 1.45% Class B    $ 116.25               --                --            --       3.71%
         All contract charges                           --              185          $ 16,787            --         --
  2005   Lowest contract charge 0.50% Class B     $  81.24               --                --            --       8.20%
         Highest contract charge 1.45% Class B    $ 112.09               --                --            --       7.17%
         All contract charges                           --              156          $ 13,658            --         --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  57.26               --                --            --      32.76%
         Highest contract charge 1.45% Class B    $  80.66               --                --            --      31.50%
         All contract charges                                           283          $ 17,320          0.35%
  2008   Lowest contract charge 0.50% Class B     $  43.13               --                --            --     (40.70)%
         Highest contract charge 1.45% Class B    $  61.34               --                --            --     (41.27)%
         All contract charges                                           260          $ 12,167          0.19%
  2007   Lowest contract charge 0.50% Class B     $  72.73               --                --            --       4.95%
         Highest contract charge 1.45% Class B    $ 104.44               --                --            --       3.94%
         All contract charges                           --              228          $ 18,074          0.00%        --
  2006   Lowest contract charge 0.50% Class B     $  69.30               --                --            --       6.87%
         Highest contract charge 1.45% Class B    $ 100.48               --                --            --       5.85%
         All contract charges                           --              148          $ 11,178          0.20%        --
  2005   Lowest contract charge 0.50% Class B     $  64.85               --                --            --       4.58%
         Highest contract charge 1.45% Class B    $  94.93               --                --            --       3.59%
         All contract charges                           --               97          $  6,904          0.21%        --
EQ/Capital Guardian Research (g)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  99.62               --                --            --      30.80%
         Highest contract charge 1.45% Class B    $ 100.76               --                --            --      29.56%
         All contract charges                                         1,584          $161,230          1.16%
  2008   Lowest contract charge 0.50% Class B     $  76.16               --                --            --     (39.97)%
         Highest contract charge 1.45% Class B    $  77.77               --                --            --     (40.54)%
         All contract charges                                         1,706          $134,398          0.92%
  2007   Lowest contract charge 0.50% Class B     $ 126.86               --                --            --       1.15%
         Highest contract charge 1.45% Class B    $ 130.80               --                --            --       0.18%
         All contract charges                           --            1,936          $256,826          1.21%        --
  2006   Lowest contract charge 0.50% Class B     $ 125.42               --                --            --      11.50%
         Highest contract charge 1.45% Class B    $ 130.57               --                --            --      10.43%
         All contract charges                           --            1,154          $152,378          0.55%        --
  2005   Lowest contract charge 0.50% Class B     $ 112.49               --                --            --       5.52%
         Highest contract charge 1.45% Class B    $ 118.23               --                --            --       4.52%
         All contract charges                           --            1,259          $150,283          0.54%        --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Common Stock Index (r) +
---------------------------
         Unit Value 0.50% to 1.49%*
  2009   Lowest contract charge 0.50% Class A (d)     $  77.16
         Highest contract charge 1.49% Class A        $ 271.80
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)     $  60.28
         Highest contract charge 1.49% Class A        $ 213.98
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)     $ 107.52
         Highest contract charge 1.49% Class A        $ 384.25
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (d)     $ 104.17
         Highest contract charge 1.49% Class A        $ 374.77
         All contract charges                               --
  2005   Lowest contract charge 0.74% Class A         $ 453.40
         Highest contract charge 1.49% Class A        $ 341.80
         All contract charges                               --
EQ/Common Stock Index (r)
-------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $  75.05
         Highest contract charge 1.30% Class B (e)    $  74.64
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  58.78
         Highest contract charge 1.30% Class B (e)    $  58.92
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 105.11
         Highest contract charge 1.30% Class B (e)    $ 106.21
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 102.09
         Highest contract charge 1.30% Class B (e)    $ 103.98
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  92.69
         Highest contract charge 1.20% Class B        $ 107.24
         All contract charges                               --
EQ/Core Bond Index (u)
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 115.08
         Highest contract charge 1.45% Class B        $ 106.50
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $ 112.63
         Highest contract charge 1.45% Class B        $ 105.24
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 124.31
         Highest contract charge 1.45% Class B        $ 117.27
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 121.18
         Highest contract charge 1.45% Class B        $ 115.42
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 117.03
         Highest contract charge 1.45% Class B        $ 112.55
         All contract charges                               --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Common Stock Index (r) +
---------------------------
  2009                                          --                 --           --        28.00%
                                                --                 --           --        27.02%
                                             7,732         $1,984,968         2.01%
  2008                                          --                 --           --       (43.94)%
                                                --                 --           --       (44.31)%
                                             8,404         $1,696,532         1.74%
  2007                                          --                 --           --         3.22%
                                                --                 --           --         2.53%
                                             9,616         $3,481,372         1.18%          --
  2006                                          --                 --           --         4.17%
                                                --                 --           --         9.64%
                                            11,209         $3,969,805         1.39%          --
  2005                                          --                 --           --         4.05%
                                                --                 --           --         3.26%
                                            12,984         $4,188,857         1.03%          --
EQ/Common Stock Index (r)
-------------------------
  2009                                          --                 --           --        27.68%
                                                --                 --           --        26.68%
                                             1,189         $   96,715         2.01%
  2008                                          --                 --           --       (44.08)%
                                                --                 --           --       (44.52)%
                                             1,286         $   82,770         1.74%
  2007                                          --                 --           --         2.96%
                                                --                 --           --         2.14%
                                             1,495         $  174,274         1.18%          --
  2006                                          --                 --           --        10.14%
                                                --                 --           --         3.98%
                                             1,669         $  190,449         1.39%          --
  2005                                          --                 --           --         3.79%
                                                --                 --           --         3.05%
                                             1,776         $  185,056         1.03%          --
EQ/Core Bond Index (u)
----------------------
  2009                                          --                 --           --         2.18%
                                                --                 --           --         1.20%
                                             1,163         $  125,579         2.75%
  2008                                          --                 --           --       ( 9.40)%
                                                --                 --           --       (10.26)%
                                               993         $  105,935         4.16%
  2007                                          --                 --           --         2.58%
                                                --                 --           --         1.60%
                                             1,164         $  138,131         4.62%          --
  2006                                          --                 --           --         3.54%
                                                --                 --           --         2.56%
                                             1,009         $  117,710         4.54%          --
  2005                                          --                 --           --         1.70%
                                                --                 --           --         0.74%
                                               891         $  101,135         3.93%          --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (f)     $  77.82
         Highest contract charge 1.45% Class B (f)    $  75.88
         All contract charges
  2008   Lowest contract charge 0.50% Class B (f)     $  58.95
         Highest contract charge 1.45% Class B (f)    $  58.03
         All contract charges
  2007   Lowest contract charge 0.50% Class B (f)     $  97.46
         Highest contract charge 1.45% Class B (f)    $  96.87
         All contract charges                               --
  2006   Lowest contract charge 1.34% Class B (c)     $ 108.48
         Highest contract charge 1.35% Class B (c)    $ 108.47
         All contract charges                               --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)     $  84.82
         Highest contract charge 1.45% Class A        $  93.93
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)     $  67.56
         Highest contract charge 1.45% Class A        $  75.54
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)     $ 108.06
         Highest contract charge 1.45% Class A        $ 121.98
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (d)     $ 103.22
         Highest contract charge 1.45% Class A        $ 117.65
         All contract charges                               --
  2005   Lowest contract charge 0.90% Class A         $ 197.59
         Highest contract charge 1.45% Class A        $ 103.47
         All contract charges                               --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $  84.28
         Highest contract charge 1.30% Class B (e)    $  82.05
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  67.29
         Highest contract charge 1.30% Class B (e)    $  66.04
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 107.91
         Highest contract charge 1.30% Class B (e)    $ 106.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 103.33
         Highest contract charge 1.30% Class B (e)    $ 103.03
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  90.23
         Highest contract charge 1.20% Class B        $ 103.49
         All contract charges                               --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 137.63
         Highest contract charge 1.45% Class B        $ 127.16
         All contract charges

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Davis New York Venture
-------------------------
  2009                                          --                --            --        32.01%
                                                --                --            --        30.76%
                                               281          $ 21,535          1.99%
  2008                                          --                --            --       (39.51)%
                                                --                --            --       (40.09)%
                                               187          $ 10,886          0.78%
  2007                                          --                --            --        (2.54)%
                                                --                --            --        (3.13)%
                                                64          $  6,154          1.15%          --
  2006                                          --                --            --         8.48%
                                                --                --            --         8.47%
                                                 3          $    331          0.96%          --
EQ/Equity 500 Index
-------------------
  2009                                          --                --            --        25.55%
                                                --                --            --        24.34%
                                             2,660          $651,857          2.22%
  2008                                          --                --            --       (37.48)%
                                                --                --            --       (38.07)%
                                             2,707          $534,905          1.87%
  2007                                          --                --            --         4.69%
                                                --                --            --         3.68%
                                             2,858          $914,617          1.54%          --
  2006                                          --                --            --         3.22%
                                                --                --            --        13.71%
                                             3,024          $934,535          1.75%          --
  2005                                          --                --            --         3.72%
                                                --                --            --         3.15%
                                             3,339          $909,007          1.53%          --
EQ/Equity 500 Index
-------------------
  2009                                          --                --            --        25.25%
                                                --                --            --        24.24%
                                               891          $ 79,695          2.22%
  2008                                          --                --            --       (37.64)%
                                                --                --            --       (38.13)%
                                               852          $ 61,956          1.87%
  2007                                          --                --            --         4.43%
                                                --                --            --         3.60%
                                               902          $106,809          1.54%          --
  2006                                          --                --            --        14.52%
                                                --                --            --         3.03%
                                               894          $102,360          1.75%          --
  2005                                          --                --            --         3.88%
                                                --                --            --         3.15%
                                               907          $ 91,189          1.53%          --
EQ/Equity Growth PLUS
---------------------
  2009                                          --                --            --        27.18%
                                                --                --            --        25.96%
                                             2,765          $354,268          0.90%

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Equity Growth PLUS (Continued)
---------------------------------
  2008   Lowest contract charge 0.50% Class B          $ 108.22
         Highest contract charge 1.45% Class B         $ 100.95
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 182.16
         Highest contract charge 1.45% Class B         $ 171.57
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 160.53
         Highest contract charge 1.45% Class B         $ 152.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 147.58
         Highest contract charge 1.45% Class B         $ 141.69
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 100.72
         Highest contract charge 1.45% Class B         $  94.35
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  72.15
         Highest contract charge 1.45% Class B         $  68.24
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 100.16
         Highest contract charge 1.45% Class B         $  95.65
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  90.42
         Highest contract charge 1.45% Class B         $  87.18
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  85.83
         Highest contract charge 1.45% Class B         $  83.56
         All contract charges                                --
EQ/Franklin Core Balanced
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  93.57
         Highest contract charge 1.45% Class B (c)     $  90.65
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  72.05
         Highest contract charge 1.45% Class B (c)     $  70.47
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $ 106.18
         Highest contract charge 1.45% Class B (c)     $ 104.85
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 104.56
         Highest contract charge 1.45% Class B (c)     $ 104.26
         All contract charges                                --
EQ/Franklin Templeton Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (f)      $  76.79
         Highest contract charge 1.45% Class B (f)     $  74.88
         All contract charges
  2008   Lowest contract charge 0.50% Class B (f)      $  60.08
         Highest contract charge 1.45% Class B (f)     $  59.15
         All contract charges
  2007   Lowest contract charge 0.50% Class B (f)      $  95.67
         Highest contract charge 1.45% Class B (f)     $  95.10
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Equity Growth PLUS (Continued)
---------------------------------
  2008                                          --                --            --       (40.59)%
                                                --                --            --       (41.16)%
                                             2,670          $271,576          0.99%
  2007                                          --                --            --        13.47%
                                                --                --            --        12.39%
                                             2,374          $411,149          0.18%          --
  2006                                          --                --            --         8.78%
                                                --                --            --         7.74%
                                             2,089          $321,846          0.74%          --
  2005                                          --                --            --        10.15%
                                                --                --            --         9.10%
                                             1,655          $236,310            --           --
EQ/Evergreen Omega
------------------
  2009                                          --                --            --        39.60%
                                                --                --            --        38.26%
                                               484          $ 46,515          0.19%
  2008                                          --                --            --       (27.97)%
                                                --                --            --       (28.66)%
                                               305          $ 21,123          0.58%
  2007                                          --                --            --        10.77%
                                                --                --            --         9.72%
                                               295          $ 28,671            --           --
  2006                                          --                --            --         5.34%
                                                --                --            --         4.34%
                                               257          $ 22,739          2.11%          --
  2005                                          --                --            --         3.44%
                                                --                --            --         2.46%
                                               288          $ 24,388          0.04%          --
EQ/Franklin Core Balanced
-------------------------
  2009                                          --                --            --        29.87%
                                                --                --            --        28.64%
                                               850          $ 77,384          5.79%
  2008                                          --                --            --       (32.14)%
                                                --                --            --       (32.79)%
                                               845          $ 59,776          6.17%
  2007                                          --                --                       1.55%
                                                --                --                       0.57%
                                               825          $ 86,650          4.64%          --
  2006                                          --                --            --         4.56%
                                                --                --            --         4.26%
                                               122          $ 12,767          2.55%          --
EQ/Franklin Templeton Allocation
--------------------------------
  2009                                          --                --            --        27.81%
                                                --                --            --        26.59%
                                               562          $ 42,403          2.59%
  2008                                          --                --            --       (37.20)%
                                                --                --            --       (37.80)%
                                               501          $ 29,735          4.75%
  2007                                          --                --            --        (4.33)%
                                                --                --            --        (4.90)%
                                               292          $ 27,827          2.48%          --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 120.76
         Highest contract charge 1.45% Class B (a)     $ 115.47
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $ 104.07
         Highest contract charge 1.45% Class B (a)     $ 100.47
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 121.36
         Highest contract charge 1.45% Class B (a)     $ 118.30
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 117.94
         Highest contract charge 1.45% Class B (a)     $ 116.08
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 105.64
         Highest contract charge 1.45% Class B (a)     $ 104.97
         All contract charges                                --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 147.03
         Highest contract charge 1.45% Class B         $ 139.84
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 104.46
         Highest contract charge 1.45% Class B         $ 100.32
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 151.41
         Highest contract charge 1.45% Class B         $ 146.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 139.23
         Highest contract charge 1.45% Class B         $ 136.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 117.75
         Highest contract charge 1.45% Class B         $ 116.38
         All contract charges                                --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.50% to 1.45%
  2009   Lowest contract charge 0.50% Class B (b)      $ 117.53
         Highest contract charge 1.45% Class B (b)     $ 112.85
         All contract charges
  2008   Lowest contract charge 0.50% Class B (b)      $ 115.84
         Highest contract charge 1.45% Class B (b)     $ 112.30
         All contract charges
  2007   Lowest contract charge 0.50% Class B (b)      $ 109.34
         Highest contract charge 1.45% Class B (b)     $ 107.01
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (b)      $ 100.53
         Highest contract charge 1.45% Class B (b)     $  99.34
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (b)      $  97.69
         Highest contract charge 1.45% Class B (b)     $  97.47
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2009                                          --                --            --        16.04%
                                                --                --            --        14.93%
                                               120          $ 13,875            --
  2008                                          --                --            --       (14.25)%
                                                --                --            --       (15.07)%
                                               115          $ 11,611          0.51%
  2007                                          --                --            --         2.90%
                                                --                --            --         1.91%
                                               108          $ 12,892          0.81%          --
  2006                                          --                --            --        11.65%
                                                --                --            --        10.58%
                                                65          $  7,591          6.42%          --
  2005                                          --                --            --         5.64%
                                                --                --            --         4.97%
                                                23          $  2,512          4.96%          --
EQ/GAMCO Small Company Value
----------------------------
  2009                                          --                --            --        40.75%
                                                --                --            --        39.39%
                                             1,474          $205,125          0.47%
  2008                                          --                --            --       (31.01)%
                                                --                --            --       (31.66)%
                                             1,113          $111,588          0.62%
  2007                                          --                --            --         8.75%
                                                --                --            --         7.70%
                                               866          $127,593          0.52%          --
  2006                                          --                --            --        18.24%
                                                --                --            --        17.12%
                                               484          $ 66,227          1.54%          --
  2005                                          --                --            --         3.80%
                                                --                --            --         2.81%
                                               341          $ 39,738          0.98%          --
EQ/Global Bond PLUS
-------------------
  2009                                          --                --            --         1.46%
                                                --                --            --         0.49%
                                               507          $ 57,768          0.80%
  2008                                          --                --            --         5.94%
                                                --                --            --         4.94%
                                               483          $ 54,607         19.47%
  2007                                          --                --            --         8.76%
                                                --                --            --         7.72%
                                               213          $ 22,866          3.57%          --
  2006                                          --                --            --         2.90%
                                                --                --            --         1.92%
                                                77          $  7,685          0.47%          --
  2005                                          --                --            --        (2.31)%
                                                --                --            --        (2.53)%
                                                 5          $    503            --           --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 217.50
         Highest contract charge 1.45% Class B         $ 231.58
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 145.67
         Highest contract charge 1.45% Class B         $ 156.59
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 343.25
         Highest contract charge 1.45% Class B         $ 372.58
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 242.92
         Highest contract charge 1.45% Class B         $ 266.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 178.13
         Highest contract charge 1.45% Class B         $ 197.09
         All contract charges                                --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $ 107.84
         Highest contract charge 1.45% Class A         $ 135.54
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $ 110.63
         Highest contract charge 1.45% Class A         $ 140.38
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 107.06
         Highest contract charge 1.45% Class A         $ 137.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 100.44
         Highest contract charge 1.45% Class A         $ 129.92
         All contract charges                                --
  2005   Lowest contract charge 0.74% Class A          $  78.01
         Highest contract charge 1.45% Class A         $ 127.51
         All contract charges                                --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 136.52
         Highest contract charge 1.30% Class B (e)     $ 104.32
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 140.40
         Highest contract charge 1.30% Class B (e)     $ 108.13
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 136.21
         Highest contract charge 1.30% Class B (e)     $ 105.74
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 128.11
         Highest contract charge 1.30% Class B (e)     $ 100.25
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 124.85
         Highest contract charge 1.20% Class B         $ 127.54
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Global Multi-Sector Equity
-----------------------------
  2009                                          --                --            --        49.31%
                                                --                --            --        47.89%
                                             2,370          $413,743          1.34%
  2008                                          --                --            --       (57.56)%
                                                --                --            --       (57.97)%
                                             2,129          $253,220          0.14%
  2007                                          --                --            --        41.30%
                                                --                --            --        39.95%
                                             2,232          $634,802            --           --
  2006                                          --                --            --        36.37%
                                                --                --            --        35.07%
                                             2,029          $410,513          0.43%          --
  2005                                          --                --            --        32.12%
                                                --                --            --        30.86%
                                             1,693          $250,448          0.59%          --
EQ/Intermediate Government Bond Index
-------------------------------------
  2009                                          --                --            --        (2.52)%
                                                --                --            --        (3.45)%
                                               480          $ 78,061          1.17%
  2008                                          --                --            --         3.33%
                                                --                --            --         2.35%
                                               531          $ 89,495          3.33%
  2007                                          --                --            --         6.59%
                                                --                --            --         5.57%
                                               554          $ 90,855          4.50%          --
  2006                                          --                --            --         0.44%
                                                --                --            --         1.89%
                                               586          $ 91,303          4.00%          --
  2005                                          --                --            --         1.04%
                                                --                --            --         0.02%
                                               670          $102,507          3.48%          --
EQ/Intermediate Government Bond Index
-------------------------------------
  2009                                          --                --            --        (2.76)%
                                                --                --            --        (3.52)%
                                               189          $ 25,089          1.17%
  2008                                          --                --            --         3.08%
                                                --                --            --         2.26%
                                               220          $ 30,638          3.33%
  2007                                          --                --            --         6.32%
                                                --                --            --         5.48%
                                               225          $ 30,902          4.50%          --
  2006                                          --                --            --         2.61%
                                                --                --            --         0.25%
                                               254          $ 32,922          4.00%          --
  2005                                          --                --            --         0.74%
                                                --                --            --         0.03%
                                               276          $ 35,253          3.48%          --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 107.72
         Highest contract charge 1.45% Class B         $ 136.84
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  80.00
         Highest contract charge 1.45% Class B         $ 102.60
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 145.80
         Highest contract charge 1.45% Class B         $ 188.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 127.17
         Highest contract charge 1.45% Class B         $ 166.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.18
         Highest contract charge 1.45% Class B         $ 141.49
         All contract charges                                --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 135.64
         Highest contract charge 1.45% Class B (a)     $ 129.70
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $  99.33
         Highest contract charge 1.45% Class B (a)     $  95.89
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 167.16
         Highest contract charge 1.45% Class B (a)     $ 162.94
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 144.57
         Highest contract charge 1.45% Class B (a)     $ 142.29
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 115.64
         Highest contract charge 1.45% Class B (a)     $ 114.91
         All contract charges                                --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 104.38
         Highest contract charge 1.45% Class B         $  94.13
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  79.29
         Highest contract charge 1.45% Class B         $  72.19
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 132.31
         Highest contract charge 1.45% Class B         $ 121.64
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.61
         Highest contract charge 1.45% Class B         $ 124.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 112.39
         Highest contract charge 1.45% Class B         $ 105.33
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/International Core PLUS
--------------------------
  2009                                          --                --            --        34.65%
                                                --                --            --        33.37%
                                             1,120          $124,727          3.37%
  2008                                          --                --            --       (45.13)%
                                                --                --            --       (45.66)%
                                               889          $ 75,314          1.61%
  2007                                          --                --            --        14.65%
                                                --                --            --        13.54%
                                               748          $117,043          0.41%          --
  2006                                          --                --            --        18.65%
                                                --                --            --        17.52%
                                               714          $ 98,514          1.40%          --
  2005                                          --                --            --        16.54%
                                                --                --            --        15.43%
                                               588          $ 69,010          1.61%          --
EQ/International Growth
-----------------------
  2009                                          --                --            --        36.55%
                                                --                --            --        35.26%
                                               353          $ 45,543          1.34%
  2008                                          --                --            --       (40.58)%
                                                --                --            --       (41.15)%
                                               269          $ 25,877          0.98%
  2007                                          --                --            --        15.63%
                                                --                --            --        14.51%
                                               227          $ 37,401          0.70%          --
  2006                                          --                --            --        25.01%
                                                --                --            --        23.82%
                                                88          $ 12,581          1.19%          --
  2005                                          --                --            --        15.64%
                                                --                --            --        14.91%
                                                19          $  2,170          1.92%          --
EQ/JPMorgan Value Opportunities
-------------------------------
  2009                                          --                --            --        31.64%
                                                --                --            --        30.39%
                                               376          $ 43,960          1.50%
  2008                                          --                --            --       (40.07)%
                                                --                --            --       (40.65)%
                                               380          $ 34,198          1.82%
  2007                                          --                --            --        (1.71)%
                                                --                --            --        (2.65)%
                                               431          $ 64,820          1.36%          --
  2006                                          --                --            --        19.78%
                                                --                --            --        18.64%
                                               445          $ 68,748          4.40%          --
  2005                                          --                --            --         3.40%
                                                --                --            --         2.42%
                                               466          $ 60,726          1.51%          --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  83.72               --                --            --      25.88%
         Highest contract charge 1.45% Class B    $  80.53               --                --            --      24.68%
         All contract charges                                           163          $ 13,328          4.70%
  2008   Lowest contract charge 0.50% Class B     $  66.51               --                --            --     (37.71)%
         Highest contract charge 1.45% Class B    $  64.59               --                --            --     (38.32)%
         All contract charges                                           150          $  9,852          0.37%
  2007   Lowest contract charge 0.50% Class B     $ 106.78               --                --            --       3.37%
         Highest contract charge 1.45% Class B    $ 104.71               --                --            --       2.37%
         All contract charges                           --              146          $ 15,557          1.23%          --
  2006   Lowest contract charge 0.50% Class B     $ 103.30               --                --            --      12.38%
         Highest contract charge 1.45% Class B    $ 102.29               --                --            --      11.31%
         All contract charges                           --              158          $ 16,368          0.83%          --
  2005   Lowest contract charge 0.50% Class B     $  91.93               --                --            --       6.65%
         Highest contract charge 1.45% Class B    $  91.89               --                --            --       5.64%
         All contract charges                           --              181          $ 16,799          0.49%          --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  64.48               --                --            --      35.52%
         Highest contract charge 1.45% Class B    $  64.84               --                --            --      34.24%
         All contract charges                                         1,755          $115,833          2.19%
  2008   Lowest contract charge 0.50% Class B     $  47.58               --                --            --     (36.59)%
         Highest contract charge 1.45% Class B    $  48.30               --                --            --     (37.20)%
         All contract charges                                         1,741          $ 85,377          0.14%
  2007   Lowest contract charge 0.50% Class B     $  75.03               --                --            --      13.41%
         Highest contract charge 1.45% Class B    $  76.91               --                --            --      12.33%
         All contract charges                           --            1,870          $145,854          0.00%        --
  2006   Lowest contract charge 0.50% Class B     $  66.16               --                --            --      (1.04)%
         Highest contract charge 1.45% Class B    $  68.47               --                --            --      (1.98)%
         All contract charges                           --            2,111          $146,204            --         --
  2005   Lowest contract charge 0.50% Class B     $  66.85               --                --            --      14.35%
         Highest contract charge 1.45% Class B    $  69.86               --                --            --      13.27%
         All contract charges                           --            2,304          $162,638            --         --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  57.27               --                --            --      34.18%
         Highest contract charge 1.45% Class B    $  88.60               --                --            --      32.89%
         All contract charges                                         1,746          $229,113          1.30%
  2008   Lowest contract charge 0.50% Class B     $  42.68               --                --            --     (38.55)%
         Highest contract charge 1.45% Class B    $  66.67               --                --            --     (39.13)%
         All contract charges                                         1,840          $181,508          0.11%
  2007   Lowest contract charge 0.50% Class B     $  69.45               --                --            --      15.04%
         Highest contract charge 1.45% Class B    $ 109.53               --                --            --      13.94%
         All contract charges                           --            1,998          $323,002          0.34%        --
  2006   Lowest contract charge 0.50% Class B     $  60.37               --                --            --       7.24%
         Highest contract charge 1.45% Class B    $  96.13               --                --            --       6.22%
         All contract charges                           --            2,215          $314,252            --         --
  2005   Lowest contract charge 0.50% Class B     $  56.29               --                --            --       8.48%
         Highest contract charge 1.45% Class B    $  90.50               --                --            --       7.45%
         All contract charges                           --            2,567          $342,058            --         --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.45%
  2009   Lowest contract charge 0.50% Class B (b)     $  54.18
         Highest contract charge 1.45% Class B (b)    $  52.01
         All contract charges
  2008   Lowest contract charge 0.50% Class B (b)     $  45.70
         Highest contract charge 1.45% Class B (b)    $  44.30
         All contract charges
  2007   Lowest contract charge 0.50% Class B (b)     $ 106.08
         Highest contract charge 1.45% Class B (b)    $ 103.83
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (b)     $ 113.34
         Highest contract charge 1.45% Class B (b)    $ 112.00
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (b)     $ 106.62
         Highest contract charge 1.45% Class B (b)    $ 106.38
         All contract charges                               --
EQ/Large Cap Value PLUS (j)
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (k)     $ 105.72
         Highest contract charge 1.45% Class A (k)    $  95.00
         All contract charges
  2008   Lowest contract charge 0.50% Class A (k)     $  88.09
         Highest contract charge 1.45% Class A (k)    $  79.92
         All contract charges
  2007   Lowest contract charge 0.50% Class A (k)     $ 155.34
         Highest contract charge 1.45% Class A (k)    $ 142.29
         All contract charges                               --
EQ/Large Cap Value PLUS (j)
---------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $ 104.86
         Highest contract charge 1.30% Class B        $  65.23
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  87.50
         Highest contract charge 1.30% Class B        $  54.87
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 155.18
         Highest contract charge 1.30% Class B        $  98.09
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 163.40
         Highest contract charge 1.45% Class B        $ 151.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 135.28
         Highest contract charge 1.45% Class B        $ 126.32
         All contract charges                               --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)     $  94.93
         Highest contract charge 1.45% Class B (a)    $  90.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)     $  80.78
         Highest contract charge 1.45% Class B (a)    $  77.98
         All contract charges

                                                   Years Ended December 31,
                                   -----------------------------------------------------------------
                                           Units         Net Assets     Investment         Total
                                   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                   -------------------- ------------ ---------------- --------------
EQ/Large Cap Value Index
------------------------
  2009                                         --                 --           --         18.56%
                                               --                 --           --         17.40%
                                              268         $   14,005        10.00%
  2008                                         --                 --           --        (56.92)%
                                               --                 --           --        (57.33)%
                                              198         $    8,765         1.43%
  2007                                         --                 --           --         (6.41)%
                                               --                 --           --         (7.29)%
                                              201         $   20,937         0.00%           --
  2006                                         --                 --           --          6.30%
                                               --                 --           --          5.29%
                                              168         $   18,866         0.05%           --
  2005                                         --                 --           --          6.62%
                                               --                 --           --          6.38%
                                               20         $    2,150         0.14%           --
EQ/Large Cap Value PLUS (j)
---------------------------
  2009                                         --                 --           --         20.01%
                                               --                 --           --         18.87%
                                            7,826         $  703,519         2.43%
  2008                                         --                 --           --        (43.29)%
                                               --                 --           --        (43.83)%
                                            8,288         $  607,794         3.00%
  2007                                         --                 --           --         (5.17)%
                                               --                 --           --         (5.52)%
                                            9,387         $1,261,004         2.66%           --
EQ/Large Cap Value PLUS (j)
---------------------------
  2009                                         --                 --           --         19.84%
                                               --                 --           --         18.88%
                                            1,154         $  106,366         2.43%
  2008                                         --                 --           --        (43.61)%
                                               --                 --           --        (44.06)%
                                            1,368         $  124,290         3.00%
  2007                                         --                 --           --         (5.03)%
                                               --                 --           --         (5.79)%
                                            1,726         $  239,219         2.66%           --
  2006                                         --                 --           --         20.78%
                                               --                 --           --         19.63%
                                            3,483         $  500,340         1.68%           --
  2005                                         --                 --           --          4.91%
                                               --                 --           --          3.91%
                                            3,103         $  371,731         1.19%           --
EQ/Lord Abbett Growth and Income
--------------------------------
  2009                                         --                 --           --         17.52%
                                               --                 --           --         16.40%
                                              157         $   14,310         0.75%
  2008                                         --                 --           --        (36.88)%
                                               --                 --           --        (37.49)%
                                              135         $   10,625         1.57%

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2007   Lowest contract charge 0.50% Class B (a)      $ 127.98
         Highest contract charge 1.45% Class B (a)     $ 124.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 124.31
         Highest contract charge 1.45% Class B (a)     $ 122.34
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 106.59
         Highest contract charge 1.45% Class B (a)     $ 105.91
         All contract charges                                --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 112.50
         Highest contract charge 1.45% Class B (a)     $ 107.57
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $  90.08
         Highest contract charge 1.45% Class B (a)     $  86.96
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 131.15
         Highest contract charge 1.45% Class B (a)     $ 127.84
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 119.10
         Highest contract charge 1.45% Class B (a)     $ 117.21
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 106.21
         Highest contract charge 1.45% Class B (a)     $ 105.54
         All contract charges                                --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 102.20
         Highest contract charge 1.45% Class B         $  91.29
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  75.38
         Highest contract charge 1.45% Class B         $  67.98
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 149.37
         Highest contract charge 1.45% Class B         $ 136.02
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 138.97
         Highest contract charge 1.45% Class B         $ 127.77
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 125.23
         Highest contract charge 1.45% Class B         $ 116.25
         All contract charges                                --
EQ/Mid Cap Value PLUS (l)(m)(n)
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 146.11
         Highest contract charge 1.45% Class B         $ 106.33
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 108.09
         Highest contract charge 1.45% Class B         $  79.42
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 179.75
         Highest contract charge 1.45% Class B         $ 133.36
         All contract charges                                --

                                                                 Years Ended December 31,
                                             -----------------------------------------------------------------
                                                     Units         Net Assets     Investment         Total
                                              Outstanding (000s)     (000s)     Income Ratio**     Return***
                                             -------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2007                                                  --                --            --            2.95%
                                                        --                --            --            1.97%
                                                       130          $ 16,386          1.18%             --
  2006                                                  --                --            --           16.63%
                                                        --                --            --           15.51%
                                                        95          $ 11,695          1.50%             --
  2005                                                  --                --            --            6.59%
                                                        --                --            --            5.91%
                                                        16          $  1,731          1.68%             --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2009                                                  --                --            --           24.89%
                                                        --                --            --           23.70%
                                                       227          $ 24,207          0.81%
  2008                                                  --                --            --          (31.32)%
                                                        --                --            --          (31.98)%
                                                       104          $  9,067          1.30%
  2007                                                  --                --            --            10.12 %
                                                        --                --            --            9.07 %
                                                        54          $  7,108          0.82%             --
  2006                                                  --                --            --           12.13%
                                                        --                --            --           11.06%
                                                        35          $  4,131          1.24%             --
  2005                                                  --                --            --            6.21%
                                                        --                --            --            8.09%
                                                        18          $  1,877          0.93%             --
EQ/Mid Cap Index
----------------
  2009                                                  --                --            --           35.58%
                                                        --                --            --           34.29%
                                                     2,983          $274,329          1.14%
  2008                                                  --                --            --          (49.53)%
                                                        --                --            --          (50.02)%
                                                     2,796          $192,207          0.92%
  2007                                                  --                --            --            7.48%
                                                        --                --            --            6.46%
                                                     2,644          $364,141            --              --
  2006                                                  --                --            --           10.97%
                                                        --                --            --            9.91%
                                                     2,461          $318,026          3.32%             --
  2005                                                  --                --            --            5.83%
                                                        --                --            --            4.83%
                                                     2,266          $265,901          7.70%             --
EQ/Mid Cap Value PLUS (l)(m)(n)
-------------------------------
  2009                                                  --                --            --           35.17%
                                                        --                --            --           33.88%
                                                     3,356          $444,470          1.36%
  2008                                                  --                --            --          (39.87)%
                                                        --                --            --          (40.45)%
                                                     2,463          $244,404          1.43%
  2007                                                  --                --            --           (2.09)%
                                                        --                --            --           (3.03)%
                                                     2,763          $458,308          1.01%             --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Mid Cap Value PLUS (l)(m)(n) (Continued)
-------------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 183.59
         Highest contract charge 1.45% Class B         $ 137.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 164.04
         Highest contract charge 1.45% Class B         $ 124.06
         All contract charges                                --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.49%*
  2009   Lowest contract charge 0.50% Class A (d)      $ 106.97
         Highest contract charge 1.49% Class A         $  36.46
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $ 107.20
         Highest contract charge 1.49% Class A         $  36.99
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 105.25
         Highest contract charge 1.49% Class A         $  36.61
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 100.76
         Highest contract charge 1.49% Class A         $  35.33
         All contract charges                                --
  2005   Lowest contract charge 0.74% Class A          $  43.38
         Highest contract charge 1.49% Class A         $  34.19
         All contract charges                                --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 118.04
         Highest contract charge 1.30% Class B (e)     $ 103.45
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 118.64
         Highest contract charge 1.30% Class B (e)     $ 104.80
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (e)     $ 103.97
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 112.08
         Highest contract charge 1.30% Class B (e)     $ 100.60
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.81
         Highest contract charge 1.20% Class B         $ 113.12
         All contract charges                                --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 122.39
         Highest contract charge 1.45% Class B         $ 116.41
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  94.81
         Highest contract charge 1.45% Class B         $  91.05
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 141.99
         Highest contract charge 1.45% Class B         $ 137.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 118.12
         Highest contract charge 1.45% Class B         $ 115.63
         All contract charges                                --

                                                                 Years Ended December 31,
                                             ----------------------------------------------------------------
                                                     Units         Net Assets     Investment        Total
                                              Outstanding (000s)     (000s)     Income Ratio**    Return***
                                             -------------------- ------------ ---------------- -------------
EQ/Mid Cap Value PLUS (l)(m)(n) (Continued)
-------------------------------------------
  2006                                                  --                --            --           11.92%
                                                        --                --            --           10.86%
                                                     2,889          $493,560          0.31%             --
  2005                                                  --                --            --           10.77%
                                                        --                --            --            9.71%
                                                     2,900          $446,196          4.74%             --
EQ/Money Market
---------------
  2009                                                  --                --            --           (0.21)%
                                                        --                --            --           (1.43)%
                                                     1,888          $ 95,425          0.17%
  2008                                                  --                --            --            1.85%
                                                        --                --            --            1.04%
                                                     2,804          $139,434          2.82%
  2007                                                  --                --            --            4.46%
                                                        --                --            --            3.62%
                                                     3,066          $147,228          4.79%             --
  2006                                                  --                --            --            0.76%
                                                        --                --            --            3.35%
                                                     2,357          $111,741          4.59%             --
  2005                                                  --                --            --            2.25%
                                                        --                --            --            1.48%
                                                     1,710          $ 61,840          2.80%             --
EQ/Money Market
---------------
  2009                                                  --                --            --           (0.51)%
                                                        --                --            --           (1.29)%
                                                       380          $ 44,026          0.17%
  2008                                                  --                --            --            1.60%
                                                        --                --            --            0.80%
                                                       466          $ 55,344          2.82%
  2007                                                  --                --            --            4.18%
                                                        --                --            --            3.35%
                                                       368          $ 44,041          4.79%             --
  2006                                                  --                --            --            3.96%
                                                        --                --            --            0.60%
                                                       293          $ 33,856          4.59%             --
  2005                                                  --                --            --            2.11%
                                                        --                --            --            1.40%
                                                       229          $ 47,898          2.80%             --
EQ/Montag & Caldwell Growth
---------------------------
  2009                                                  --                --            --           29.09%
                                                        --                --            --           27.85%
                                                       287          $ 33,366          0.44%
  2008                                                  --                --            --          (33.23)%
                                                        --                --            --          (33.86)%
                                                       216          $ 19,750          0.25%
  2007                                                  --                --            --           20.21%
                                                        --                --            --           19.06%
                                                       106          $ 14,637          0.46%             --
  2006                                                  --                --            --            7.41%
                                                        --                --            --            6.39%
                                                        32          $  3,686          0.21%             --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Montag & Caldwell Growth (Continued)
---------------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 109.97
         Highest contract charge 1.45% Class B         $ 108.69
         All contract charges                                --
EQ/Mutual Large Cap Equity
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  83.28
         Highest contract charge 1.45% Class B (c)     $  80.67
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  66.89
         Highest contract charge 1.45% Class B (c)     $  65.42
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $ 108.61
         Highest contract charge 1.45% Class B (c)     $ 107.25
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 107.38
         Highest contract charge 1.45% Class B (c)     $ 107.07
         All contract charges                                --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  95.14
         Highest contract charge 1.45% Class B (c)     $  92.16
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  68.98
         Highest contract charge 1.45% Class B (c)     $  67.46
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $ 116.99
         Highest contract charge 1.45% Class B (c)     $ 115.53
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 111.23
         Highest contract charge 1.45% Class B (c)     $ 110.91
         All contract charges                                --
EQ/PIMCO Ultra Short Bond
-------------------------
         Unit Value 1.10% to 1.25%*
  2009   Lowest contract charge 1.10% Class A (x)      $ 100.30
         Highest contract charge 1.25% Class A (x)     $ 100.25
         All contract charges
EQ/PIMCO Ultra Short Bond (o)(p)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 113.57
         Highest contract charge 1.45% Class B (a)     $ 108.60
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $ 105.68
         Highest contract charge 1.45% Class B (a)     $ 102.03
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 110.69
         Highest contract charge 1.45% Class B (a)     $ 107.90
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $  99.80
         Highest contract charge 1.45% Class B (a)     $  98.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $  99.91
         Highest contract charge 1.45% Class B (a)     $  99.28
         All contract charges                                --

                                                                 Years Ended December 31,
                                             -----------------------------------------------------------------
                                                     Units         Net Assets     Investment         Total
                                              Outstanding (000s)     (000s)     Income Ratio**     Return***
                                             -------------------- ------------ ---------------- --------------
EQ/Montag & Caldwell Growth (Continued)
---------------------------------------
  2005                                                  --                --            --            4.88%
                                                        --                --            --            3.88%
                                                        26          $  2,846          0.44%             --
EQ/Mutual Large Cap Equity
--------------------------
  2009                                                  --                --            --           24.50%
                                                        --                --            --           23.31%
                                                       364          $ 29,448          0.19%
  2008                                                  --                --            --          (38.41)%
                                                        --                --            --          (39.00)%
                                                       351          $ 23,077          3.77%
  2007                                                  --                --            --            1.15%
                                                        --                --            --            0.17%
                                                       337          $ 36,145          0.00%             --
  2006                                                  --                --            --            7.38%
                                                        --                --            --            7.07%
                                                        44          $  4,705          0.43%             --
EQ/Oppenheimer Global
---------------------
  2009                                                  --                --            --           37.92%
                                                        --                --            --           36.61%
                                                       242          $ 22,289          0.70%
  2008                                                  --                --            --          (41.04)%
                                                        --                --            --          (41.61)%
                                                       160          $ 10,889          1.37%
  2007                                                  --                --            --            5.18%
                                                        --                --            --            4.17%
                                                       114          $ 13,151          0.37%             --
  2006                                                  --                --            --           11.23%
                                                        --                --            --           10.91%
                                                        21          $  2,340          0.05%             --
EQ/PIMCO Ultra Short Bond
-------------------------
  2009                                                  --                --            --            0.30%
                                                        --                --            --            0.25%
                                                         2          $    171          1.17%
EQ/PIMCO Ultra Short Bond (o)(p)
--------------------------------
  2009                                                  --                --            --            7.47%
                                                        --                --            --            6.44%
                                                     1,345          $147,582          1.17%
  2008                                                  --                --            --           (4.53)%
                                                        --                --            --           (5.44)%
                                                       975          $100,324          3.21%
  2007                                                  --                --            --           10.91%
                                                        --                --            --            9.86%
                                                       448          $ 48,682          3.10%             --
  2006                                                  --                --            --           (0.11)%
                                                        --                --            --           (1.06)%
                                                       303          $ 29,905          4.95%             --
  2005                                                  --                --            --           (0.09)%
                                                        --                --            --           (0.72)%
                                                       149          $ 14,808          5.53%             --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Quality Bond PLUS(t)
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $ 103.61
         Highest contract charge 1.45% Class A         $ 135.11
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  97.98
         Highest contract charge 1.45% Class A         $ 129.00
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 105.12
         Highest contract charge 1.45% Class A         $ 139.74
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 100.81
         Highest contract charge 1.45% Class A         $ 135.31
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 164.70
         Highest contract charge 1.45% Class A         $ 131.90
         All contract charges                                --
EQ/Quality Bond PLUS (t)
------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 137.03
         Highest contract charge 1.30% Class B (e)     $ 100.28
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 129.84
         Highest contract charge 1.30% Class B (e)     $  95.78
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 139.64
         Highest contract charge 1.30% Class B (e)     $ 103.82
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.25
         Highest contract charge 1.30% Class B (e)     $ 100.62
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 129.96
         Highest contract charge 1.20% Class B         $ 131.99
         All contract charges                                --
EQ/Small Company Index (s)
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 136.48
         Highest contract charge 1.45% Class B         $ 126.30
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 108.75
         Highest contract charge 1.45% Class B         $ 101.61
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 165.93
         Highest contract charge 1.45% Class B         $ 156.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 169.88
         Highest contract charge 1.45% Class B         $ 161.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 145.04
         Highest contract charge 1.45% Class B         $ 139.49
         All contract charges                                --


                                                     Years Ended December 31,
                                 ----------------------------------------------------------------
                                         Units         Net Assets     Investment        Total
                                  Outstanding (000s)     (000s)     Income Ratio**    Return***
                                 -------------------- ------------ ---------------- -------------
EQ/Quality Bond PLUS(t)
-----------------------
  2009                                      --                --            --             5.75%
                                            --                --            --             4.74%
                                           714          $122,518          3.62%
  2008                                      --                --            --            (6.79)%
                                            --                --            --            (7.69)%
                                           603          $ 98,734          5.15%
  2007                                      --                --            --             4.28%
                                            --                --            --             3.27%
                                           691          $122,544          5.12%              --
  2006                                      --                --            --            (0.81)%
                                            --                --            --             2.58%
                                           694          $119,214          4.01%              --
  2005                                      --                --            --             1.34%
                                            --                --            --             0.78%
                                           753          $125,885          3.89%              --
EQ/Quality Bond PLUS (t)
------------------------
  2009                                      --                --            --             5.54%
                                            --                --            --             4.70%
                                           266          $ 35,438          3.62%
  2008                                      --                --            --            (7.02)%
                                            --                --            --            (7.74)%
                                           195          $ 25,267          5.15%
  2007                                      --                --            --             4.01%
                                            --                --            --             3.18%
                                           241          $ 33,892          5.12%              --
  2006                                      --                --            --             3.30%
                                            --                --            --             0.62%
                                           246          $ 33,382          4.01%              --
  2005                                      --                --            --             1.49%
                                            --                --            --             0.78%
                                           256          $ 33,894          3.89%              --
EQ/Small Company Index (s)
--------------------------
  2009                                      --                --            --            25.50%
                                            --                --            --            24.30%
                                         1,263          $158,989          0.00%
  2008                                      --                --            --           (34.46)%
                                            --                --            --           (35.09)%
                                         1,079          $110,179          0.86%
  2007                                      --                --            --            (2.33)%
                                            --                --            --            (3.26)%
                                         1,028          $162,622          1.40%              --
  2006                                      --                --            --            17.12%
                                            --                --            --            16.01%
                                           903          $147,411          1.37%              --
  2005                                      --                --            --             3.73%
                                            --                --            --             2.75%
                                           723          $101,473          1.21%              --

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/T. Rowe Price Growth Stock (h)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $  95.88
         Highest contract charge 1.45% Class B        $  91.19
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  67.56
         Highest contract charge 1.45% Class B        $  64.87
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 117.48
         Highest contract charge 1.45% Class B        $ 113.91
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 110.11
         Highest contract charge 1.45% Class B        $ 107.80
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 115.29
         Highest contract charge 1.45% Class B        $ 113.95
         All contract charges                               --
EQ/Templeton Global Equity
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  83.47
         Highest contract charge 1.45% Class B (c)    $  80.86
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  64.51
         Highest contract charge 1.45% Class B (c)    $  63.10
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 109.56
         Highest contract charge 1.45% Class B (c)    $ 108.19
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 107.86
         Highest contract charge 1.45% Class B (c)    $ 107.54
         All contract charges                               --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 106.71
         Highest contract charge 1.45% Class B        $ 101.49
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  80.98
         Highest contract charge 1.45% Class B        $  77.76
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 135.71
         Highest contract charge 1.45% Class B        $ 131.58
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 134.82
         Highest contract charge 1.45% Class B        $ 131.98
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 118.70
         Highest contract charge 1.45% Class B        $ 117.32
         All contract charges                               --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)     $  94.05
         Highest contract charge 1.45% Class B (a)    $  89.93
         All contract charges


                                                                       Years Ended December 31,
                                                   -----------------------------------------------------------------
                                                           Units         Net Assets     Investment         Total
                                                    Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                   -------------------- ------------ ---------------- --------------
EQ/T. Rowe Price Growth Stock (h)
---------------------------------
  2009                                                        --                --            --          41.92%
                                                              --                --            --          40.57%
                                                           1,059           $96,907          0.00%
  2008                                                        --                --            --         (42.49)%
                                                              --                --            --         (43.05)%
                                                             804           $52,446          0.00%
  2007                                                        --                --            --           6.69%
                                                              --                --            --           5.67%
                                                             750           $86,072          0.14%            --
  2006                                                        --                --            --          (4.49)%
                                                              --                --            --          (5.40)%
                                                              80           $ 8,636            --             --
  2005                                                        --                --            --           3.47%
                                                              --                --            --           2.48%
                                                              70           $ 7,961            --             --
EQ/Templeton Global Equity
--------------------------
  2009                                                        --                --            --          29.39%
                                                              --                --            --          28.15%
                                                             345           $27,972          1.63%
  2008                                                        --                --            --         (41.12)%
                                                              --                --            --         (41.68)%
                                                             291           $18,450          1.69%
  2007                                                        --                --            --           1.58%
                                                              --                --            --           0.60%
                                                             276           $29,896          0.67%            --
  2006                                                        --                --            --           7.86%
                                                              --                --            --           7.54%
                                                              45           $ 4,856          0.45%            --
EQ/UBS Growth and Income
------------------------
  2009                                                        --                --            --          31.77%
                                                              --                --            --          30.52%
                                                             207           $20,745          0.00%
  2008                                                        --                --            --         (40.33)%
                                                              --                --            --         (40.90)%
                                                             195           $15,016          1.19%
  2007                                                        --                --            --           0.66%
                                                              --                --            --          (0.30)%
                                                             204           $27,120          0.92%            --
  2006                                                        --                --            --          13.58%
                                                              --                --            --          12.50%
                                                             148           $19,665          0.98%            --
  2005                                                        --                --            --           8.46%
                                                              --                --            --           7.43%
                                                              67           $ 7,918          1.35%            --
EQ/Van Kampen Comstock
----------------------
  2009                                                        --                --            --          27.77%
                                                              --                --            --          26.54%
                                                             210           $18,995          0.00%

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2008   Lowest contract charge 0.50% Class B (a)     $  73.61
         Highest contract charge 1.45% Class B (a)    $  71.07
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)     $ 117.33
         Highest contract charge 1.45% Class B (a)    $ 114.37
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)     $ 120.95
         Highest contract charge 1.45% Class B (a)    $ 119.04
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)     $ 104.88
         Highest contract charge 1.45% Class B (a)    $ 104.21
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)     $ 134.96
         Highest contract charge 1.45% Class B (a)    $ 129.05
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)     $  86.36
         Highest contract charge 1.45% Class B (a)    $  83.37
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)     $ 164.77
         Highest contract charge 1.45% Class B (a)    $ 160.61
         All contract charges
  2006   Lowest contract charge 0.50% Class B (a)     $ 135.28
         Highest contract charge 1.45% Class B (a)    $ 133.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)     $ 124.44
         Highest contract charge 1.45% Class B (a)    $ 123.65
         All contract charges                               --
Multimanager Aggressive Equity (q)
----------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)     $  85.16
         Highest contract charge 1.45% Class A        $  61.74
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)     $  62.19
         Highest contract charge 1.45% Class A        $  45.52
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)     $ 116.93
         Highest contract charge 1.45% Class A        $  86.41
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (d)     $ 105.24
         Highest contract charge 1.45% Class A        $  78.53
         All contract charges                               --
  2005   Lowest contract charge 0.90% Class A         $ 103.39
         Highest contract charge 1.45% Class A        $  75.62
         All contract charges                               --
Multimanager Aggressive Equity (q)
----------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $  64.15
         Highest contract charge 1.30% Class B (e)    $  82.38
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  46.97
         Highest contract charge 1.30% Class B (e)    $  60.79
         All contract charges

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2008                                          --                 --           --       (37.26)%
                                                --                 --           --       (37.86)%
                                               197         $   14,153         1.92%
  2007                                          --                 --           --        (2.99)%
                                                --                 --           --        (3.92)%
                                               199         $   22,805         1.69%          --
  2006                                          --                 --           --        15.33%
                                                --                 --           --        14.23%
                                               152         $   18,187         3.08%          --
  2005                                          --                 --           --         4.88%
                                                --                 --           --         4.21%
                                                64         $    6,674         2.03%          --
EQ/Van Kampen Mid Cap Growth
----------------------------
  2009                                          --                 --           --        56.28%
                                                --                 --           --        54.79%
                                               662         $   84,822         0.00%
  2008                                          --                 --           --       (47.59)%
                                                --                 --           --       (48.09)%
                                               384         $   32,050         0.00%
  2007                                          --                 --           --        21.80%
                                                --                 --           --        20.63%
                                               286         $   45,962         0.34%
  2006                                          --                 --           --         8.71%
                                                --                 --           --         7.68%
                                               116         $   15,516         0.47%          --
  2005                                          --                 --           --        24.44%
                                                --                 --           --        23.65%
                                                39         $    4,864           --           --
Multimanager Aggressive Equity (q)
----------------------------------
  2009                                          --                 --           --        36.94%
                                                --                 --           --        35.63%
                                             7,754         $  543,315         0.40%
  2008                                          --                 --           --       (46.81)%
                                                --                 --           --       (47.32)%
                                             7,902         $  406,785         0.49%
  2007                                          --                 --           --        11.11%
                                                --                 --           --        10.03%
                                             8,900         $  867,396         0.10%          --
  2006                                          --                 --           --         5.24%
                                                --                 --           --         3.85%
                                            10,463         $  923,899         0.17%          --
  2005                                          --                 --           --         7.50%
                                                --                 --           --         6.90%
                                            12,174         $1,031,638           --           --
Multimanager Aggressive Equity (q)
----------------------------------
  2009                                          --                 --           --        36.58%
                                                --                 --           --        35.52%
                                               279         $   17,675         0.40%
  2008                                          --                 --           --       (46.94)%
                                                --                 --           --       (47.37)%
                                               133         $    6,081         0.49%

                                     FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
Multimanager Aggressive Equity (q) (Continued)
----------------------------------------------
  2007   Lowest contract charge 0.50% Class B         $  88.52
         Highest contract charge 1.30% Class B (e)    $ 115.50
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $  79.87
         Highest contract charge 1.30% Class B (e)    $ 105.05
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  76.37
         Highest contract charge 1.20% Class B        $  75.63
         All contract charges                               --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 139.47
         Highest contract charge 1.45% Class B        $ 129.17
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $ 129.41
         Highest contract charge 1.45% Class B        $ 121.01
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 126.94
         Highest contract charge 1.45% Class B        $ 119.83
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 120.06
         Highest contract charge 1.45% Class B        $ 114.44
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 116.28
         Highest contract charge 1.45% Class B        $ 111.90
         All contract charges                               --
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 134.26
         Highest contract charge 1.45% Class B        $ 124.34
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $ 103.86
         Highest contract charge 1.45% Class B        $  97.11
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 197.82
         Highest contract charge 1.45% Class B        $ 186.75
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 176.83
         Highest contract charge 1.45% Class B        $ 168.56
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 141.82
         Highest contract charge 1.45% Class B        $ 136.48
         All contract charges                               --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 106.66
         Highest contract charge 1.45% Class B        $  98.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  80.89
         Highest contract charge 1.45% Class B        $  75.64
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 134.47
         Highest contract charge 1.45% Class B        $ 126.94
         All contract charges                               --

                                                                        Years Ended December 31,
                                                -----------------------------------------------------------------
                                                        Units         Net Assets     Investment         Total
                                                Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                -------------------- ------------ ---------------- --------------
Multimanager Aggressive Equity (q) (Continued)
----------------------------------------------
  2007                                                  --                 --            --             10.83%
                                                        --                 --            --              9.95%
                                                       159           $ 13,842          0.10%               --
  2006                                                  --                 --            --              4.59%
                                                        --                 --            --              5.05%
                                                       190           $ 14,885          0.17%               --
  2005                                                  --                 --            --              7.67%
                                                        --                 --            --              6.91%
                                                       203           $ 15,262            --                --
Multimanager Core Bond
----------------------
  2009                                                  --                 --            --              7.77%
                                                        --                 --            --              6.74%
                                                       666           $ 86,980          3.57%
  2008                                                  --                 --            --              1.95%
                                                        --                 --            --              0.98%
                                                       582           $ 71,497          4.88%
  2007                                                  --                 --            --              5.73%
                                                        --                 --            --              4.71%
                                                       594           $ 72,099          4.09%               --
  2006                                                  --                 --            --              3.25%
                                                        --                 --            --              2.27%
                                                       591           $ 68,372          4.11%               --
  2005                                                  --                 --            --              1.24%
                                                        --                 --            --              0.28%
                                                       605           $ 68,268          3.47%               --
Multimanager International Equity
---------------------------------
  2009                                                  --                 --            --             29.27%
                                                        --                 --            --             28.04%
                                                       597           $ 74,900          1.59%
  2008                                                  --                 --            --            (47.50)%
                                                        --                 --            --            (48.00)%
                                                       616           $ 60,647          1.53%
  2007                                                  --                 --            --             11.87%
                                                        --                 --            --             10.79%
                                                       644           $121,692          0.72%               --
  2006                                                  --                 --            --             24.69%
                                                        --                 --            --             23.50%
                                                       615           $104,906          2.18%               --
  2005                                                  --                 --            --             14.87%
                                                        --                 --            --             13.77%
                                                       472           $ 65,031          4.04%               --
Multimanager Large Cap Core Equity
----------------------------------
  2009                                                  --                 --            --             31.86%
                                                        --                 --            --             30.58%
                                                       150           $ 15,024          1.43%
  2008                                                  --                 --            --            (39.85)%
                                                        --                 --            --            (40.41)%
                                                       159           $ 12,192          0.51%
  2007                                                  --                 --            --              4.48%
                                                        --                 --            --              3.47%
                                                       173           $ 22,281          0.43%               --

                                     FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Core Equity (Continued)
----------------------------------------------
  2006   Lowest contract charge 0.50% Class B      $ 128.70             --                 --            --      13.01%
         Highest contract charge 1.45% Class B     $ 122.68             --                 --            --      11.94%
         All contract charges                            --            162            $20,110          0.60%        --
  2005   Lowest contract charge 0.50% Class B      $ 113.89             --                 --            --       6.20%
         Highest contract charge 1.45% Class B     $ 109.60             --                 --            --       5.18%
         All contract charges                            --            175            $19,342          0.80%        --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $  82.21             --                 --            --      35.86%
         Highest contract charge 1.45% Class B     $  76.13             --                 --            --      34.55%
         All contract charges                                          386            $29,870          0.16%
  2008   Lowest contract charge 0.50% Class B      $  60.51             --                 --            --     (45.65)%
         Highest contract charge 1.45% Class B     $  56.58             --                 --            --     (46.17)%
         All contract charges                                          394            $22,690          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 111.34             --                 --            --      10.69%
         Highest contract charge 1.45% Class B     $ 105.11             --                 --            --       9.63%
         All contract charges                            --            386            $41,221            --         --
  2006   Lowest contract charge 0.50% Class B      $ 100.59             --                 --            --      (0.39)%
         Highest contract charge 1.45% Class B     $  95.88             --                 --            --      (1.34)%
         All contract charges                            --            383            $37,071            --         --
  2005   Lowest contract charge 0.50% Class B      $ 100.98             --                 --            --       6.95%
         Highest contract charge 1.45% Class B     $  97.18             --                 --            --       5.94%
         All contract charges                            --            388            $38,002            --         --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 117.57             --                 --            --      22.65%
         Highest contract charge 1.45% Class B     $ 108.88             --                 --            --      21.09%
         All contract charges                                          507            $55,659          1.87%
  2008   Lowest contract charge 0.50% Class B      $  96.17             --                 --            --     (37.77)%
         Highest contract charge 1.45% Class B     $  89.92             --                 --            --     (38.36)%
         All contract charges                                          523            $47,681          1.42%
  2007   Lowest contract charge 0.50% Class B      $ 154.53             --                 --            --       3.12%
         Highest contract charge 1.45% Class B     $ 145.88             --                 --            --       2.13%
         All contract charges                            --            501             73,897          1.12%        --
  2006   Lowest contract charge 0.50% Class B      $ 149.85             --                 --            --      18.73%
         Highest contract charge 1.45% Class B     $ 142.84             --                 --            --      17.60%
         All contract charges                            --            457            $65,936          2.93%        --
  2005   Lowest contract charge 0.50% Class B      $ 126.22             --                 --            --       6.56%
         Highest contract charge 1.45% Class B     $ 121.47             --                 --            --       5.55%
         All contract charges                            --            371            $45,368          3.03%        --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 100.60             --                 --            --      41.07%
         Highest contract charge 1.45% Class B     $  93.16             --                 --            --      39.71%
         All contract charges                                          679            $64,442          0.00%
  2008   Lowest contract charge 0.50% Class B      $  71.31             --                 --            --     (43.86)%
         Highest contract charge 1.45% Class B     $  66.68             --                 --            --     (44.40)%
         All contract charges                                          679            $46,112          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 127.03             --                 --            --      11.34%
         Highest contract charge 1.45% Class B     $ 119.92             --                 --            --      10.27%
         All contract charges                            --            730            $88,998            --         --
  2006   Lowest contract charge 0.50% Class B      $ 114.09             --                 --            --       9.07%
         Highest contract charge 1.45% Class B     $ 108.75             --                 --            --       8.03%
         All contract charges                            --            753            $82,924          0.51%        --

                                     FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
Multimanager Mid Cap Growth (Continued)
---------------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 104.60
         Highest contract charge 1.45% Class B         $ 100.66
         All contract charges                                --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 132.45
         Highest contract charge 1.45% Class B         $ 122.66
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  92.21
         Highest contract charge 1.45% Class B         $  86.21
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 144.72
         Highest contract charge 1.45% Class B         $ 136.63
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 145.32
         Highest contract charge 1.45% Class B         $ 138.52
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 127.30
         Highest contract charge 1.45% Class B         $ 122.51
         All contract charges                                --
Multimanager Multi-Sector Bond
------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $  88.11
         Highest contract charge 1.45% Class A         $  87.49
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  80.57
         Highest contract charge 1.45% Class A         $  80.77
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 105.59
         Highest contract charge 1.45% Class A         $ 106.88
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 102.63
         Highest contract charge 1.45% Class A         $ 104.89
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 144.66
         Highest contract charge 1.45% Class A         $  96.58
         All contract charges                                --
Multimanager Multi-Sector Bond
------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 114.73
         Highest contract charge 1.30% Class B (e)     $  85.24
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 105.16
         Highest contract charge 1.30% Class B (e)     $  78.76
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 138.16
         Highest contract charge 1.30% Class B (e)     $ 104.30
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.63
         Highest contract charge 1.30% Class B (e)     $ 102.45
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 123.08
         Highest contract charge 1.20% Class B         $  96.58
         All contract charges                                --

                                                                  Years Ended December 31,
                                              -----------------------------------------------------------------
                                                      Units         Net Assets     Investment         Total
                                               Outstanding (000s)     (000s)     Income Ratio**     Return***
                                              -------------------- ------------ ---------------- --------------
Multimanager Mid Cap Growth (Continued)
---------------------------------------
  2005                                                  --                 --            --            7.85%
                                                        --                 --            --            6.81%
                                                       768           $ 78,075          1.61%             --
Multimanager Mid Cap Value
--------------------------
  2009                                                  --                 --            --           43.64%
                                                        --                 --            --           42.28%
                                                       487           $ 60,246          3.10%
  2008                                                  --                 --            --          (36.28)%
                                                        --                 --            --          (36.90)%
                                                       478           $ 41,835          0.45%
  2007                                                  --                 --            --           (0.41)%
                                                        --                 --            --           (1.36)%
                                                       514           $ 71,135            --              --
  2006                                                  --                 --            --           14.16%
                                                        --                 --            --           13.07%
                                                       539           $ 75,665          1.69%             --
  2005                                                  --                 --            --            6.81%
                                                        --                 --            --            5.79%
                                                       544           $ 67,218          6.80%             --
Multimanager Multi-Sector Bond
------------------------------
  2009                                                  --                 --            --            9.36%
                                                        --                 --            --            8.32%
                                                       599           $ 89,248          4.66%
  2008                                                  --                 --            --          (23.70)%
                                                        --                 --            --          (24.43)%
                                                       645           $ 88,735          9.05%
  2007                                                  --                 --            --            2.88%
                                                        --                 --            --            1.90%
                                                       749           $136,313          7.58%             --
  2006                                                  --                 --            --            2.63%
                                                        --                 --            --            8.61%
                                                       767           $137,007          7.11%             --
  2005                                                  --                 --            --            2.39%
                                                        --                 --            --            1.82%
                                                       799           $131,305          7.88%             --
Multimanager Multi-Sector Bond
------------------------------
  2009                                                  --                 --            --            9.10%
                                                        --                 --            --            8.23%
                                                       277           $ 26,252          4.66%
  2008                                                  --                 --            --          (23.89)%
                                                        --                 --            --          (24.49)%
                                                       298           $ 26,227          9.05%
  2007                                                  --                 --            --            2.62%
                                                        --                 --            --            1.81%
                                                       384           $ 44,436          7.58%             --
  2006                                                  --                 --            --            9.38%
                                                        --                 --            --            2.45%
                                                       379           $ 42,859          7.11%             --
  2005                                                  --                 --            --            2.54%
                                                        --                 --            --            1.83%
                                                       379           $ 39,438          7.88%             --

                                     FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Small Cap Growth (i)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 107.09              --                --            --      33.86%
         Highest contract charge 1.45% Class B     $ 101.85              --                --            --      32.58%
         All contract charges                                           429          $ 43,863          0.00%
  2008   Lowest contract charge 0.50% Class B      $  80.00              --                --            --     (42.40)%
         Highest contract charge 1.45% Class B     $  76.82              --                --            --     (42.96)%
         All contract charges                                           416          $ 32,215          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 138.89              --                --            --       3.16%
         Highest contract charge 1.45% Class B     $ 134.67              --                --            --       2.17%
         All contract charges                            --             439          $ 59,581            --         --
  2006   Lowest contract charge 0.50% Class B      $ 134.64              --                --            --       9.66%
         Highest contract charge 1.45% Class B     $ 131.81              --                --            --       8.61%
         All contract charges                            --             297          $ 39,279          1.47%        --
  2005   Lowest contract charge 0.50% Class B      $ 122.78              --                --            --       6.95%
         Highest contract charge 1.45% Class B     $ 121.35              --                --            --       5.93%
         All contract charges                            --             121          $ 14,674          3.15%        --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 145.43              --                --            --      25.78%
         Highest contract charge 1.45% Class B     $ 109.75              --                --            --      24.59%
         All contract charges                                           853          $119,151          1.05%
  2008   Lowest contract charge 0.50% Class B      $ 115.62              --                --            --     (38.17)%
         Highest contract charge 1.45% Class B     $  88.09              --                --            --     (38.77)%
         All contract charges                                           872          $ 97,762          0.25%
  2007   Lowest contract charge 0.50% Class B      $ 187.01              --                --            --     (10.30)%
         Highest contract charge 1.45% Class B     $ 143.86              --                --            --     (11.16)%
         All contract charges                            --             957          $174,548          0.31%        --
  2006   Lowest contract charge 0.50% Class B      $ 208.48              --                --            --      15.53%
         Highest contract charge 1.45% Class B     $ 161.93              --                --            --      14.43%
         All contract charges                            --           1,040          $213,071          5.68%        --
  2005   Lowest contract charge 0.50% Class B      $ 180.45              --                --            --       4.16%
         Highest contract charge 1.45% Class B     $ 141.51              --                --            --       3.17%
         All contract charges                            --             973          $173,753          4.61%        --
Multimanager Technology
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 108.02              --                --            --      57.65%
         Highest contract charge 1.45% Class B     $ 100.03              --                --            --      56.15%
         All contract charges                                         1,128          $114,338          0.00%
  2008   Lowest contract charge 0.50% Class B      $  68.52              --                --            --     (47.34)%
         Highest contract charge 1.45% Class B     $  64.06              --                --            --     (47.85)%
         All contract charges                                           995          $ 64,569          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 130.12              --                --            --      17.63%
         Highest contract charge 1.45% Class B     $ 122.84              --                --            --      16.50%
         All contract charges                            --           1,044          $129,627            --         --
  2006   Lowest contract charge 0.50% Class B      $ 110.62              --                --            --       6.76%
         Highest contract charge 1.45% Class B     $ 105.44              --                --            --       5.74%
         All contract charges                            --           1,063          $113,046            --         --
  2005   Lowest contract charge 0.50% Class B      $ 103.61              --                --            --      10.71%
         Highest contract charge 1.45% Class B     $  99.71              --                --            --       9.66%
         All contract charges                            --           1,135          $113,949            --         --

                                     FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
Target 2015 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  95.96
         Highest contract charge 1.45% Class B (c)    $  92.95
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  80.16
         Highest contract charge 1.45% Class B (c)    $  78.40
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 115.88
         Highest contract charge 1.45% Class B (c)    $ 114.43
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 108.60
         Highest contract charge 1.45% Class B (c)    $ 108.28
         All contract charges                               --
Target 2025 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  92.77
         Highest contract charge 1.45% Class B (c)    $  89.86
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  75.68
         Highest contract charge 1.45% Class B (c)    $  74.01
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 117.04
         Highest contract charge 1.45% Class B (c)    $ 115.57
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 109.56
         Highest contract charge 1.45% Class B (c)    $ 109.23
         All contract charges                               --
Target 2035 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  90.90
         Highest contract charge 1.45% Class B (c)    $  88.05
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  72.76
         Highest contract charge 1.45% Class B (c)    $  71.16
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 118.01
         Highest contract charge 1.45% Class B (c)    $ 116.54
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 110.45
         Highest contract charge 1.45% Class B (c)    $ 110.12
         All contract charges                               --
Target 2045 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  88.55
         Highest contract charge 1.45% Class B (c)    $  85.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  69.65
         Highest contract charge 1.45% Class B (c)    $  68.12
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 119.32
         Highest contract charge 1.45% Class B (c)    $ 117.82
         All contract charges                               --

                                                                 Years Ended December 31,
                                             -----------------------------------------------------------------
                                                     Units         Net Assets     Investment         Total
                                              Outstanding (000s)     (000s)     Income Ratio**     Return***
                                             -------------------- ------------ ---------------- --------------
Target 2015 Allocation
----------------------
  2009                                                 --                 --            --        19.71%
                                                       --                 --            --        18.56%
                                                      171            $15,922          4.64%
  2008                                                 --                 --            --       (30.82)%
                                                       --                 --            --       (31.49)%
                                                      128            $10,137          3.62%
  2007                                                 --                 --            --         6.70%
                                                       --                 --            --         5.68%
                                                       67            $ 7,845          5.13%          --
  2006                                                 --                 --            --         8.60%
                                                       --                 --            --         8.28%
                                                       11            $ 1,222         10.42%          --
Target 2025 Allocation
----------------------
  2009                                                 --                 --            --        22.58%
                                                       --                 --            --        21.42%
                                                      222            $20,037          4.87%
  2008                                                 --                 --            --       (35.34)%
                                                       --                 --            --       (35.96)%
                                                      143            $10,694          3.46%
  2007                                                 --                 --            --         6.83%
                                                       --                 --            --         5.80%
                                                       80            $ 9,227          4.20%          --
  2006                                                 --                 --            --         9.56%
                                                       --                 --            --         9.23%
                                                        9            $ 1,035          8.37%          --
Target 2035 Allocation
----------------------
  2009                                                 --                 --            --        24.93%
                                                       --                 --            --        23.74%
                                                      169            $14,876          4.83%
  2008                                                 --                 --            --       (38.34)%
                                                       --                 --            --       (38.94)%
                                                       97            $ 6,992          3.39%
  2007                                                 --                 --            --         6.84%
                                                       --                 --            --         5.83%
                                                       40            $ 4,736          4.13%          --
  2006                                                 --                 --            --        10.45%
                                                       --                 --            --        10.12%
                                                        5            $   531          6.64%          --
Target 2045 Allocation
----------------------
  2009                                                 --                 --            --        27.14%
                                                       --                 --            --        25.91%
                                                      117            $10,042          4.83%
  2008                                                 --                 --            --       (41.63)%
                                                       --                 --            --       (42.18)%
                                                       69            $ 4,692          2.97%
  2007                                                 --                 --            --         7.26%
                                                       --                 --            --         6.23%
                                                       29            $ 3,403          3.33%          --

                                     FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2009

8. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Target 2045 Allocation (Continued)
----------------------------------
  2006   Lowest contract charge 0.50% Class B (c)      $ 111.24            --                --              --       11.24%
         Highest contract charge 1.45% Class B (c)     $ 110.91            --                --              --       10.91%
         All contract charges                                --             3              $380            7.39%         --

----------
(a)  Units were made available for sale on May 9, 2005.
(b)  Units were made available for sale on October 17, 2005.
(c)  Units were made available for sale on September 18, 2006.
(d)  Units were made available for sale on November 6, 2006.
(e)  Units were made available for sale on December 4, 2006.
(f)  Units were made available for sale on May 18, 2007.
(g) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(h) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(i) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(j) A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(k)  Units were made available for sale on August 17, 2007.
(l) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(m) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(n) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(o) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(p) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(q) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18,2009.
(r) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(s) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(t) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(u) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(v)  Units were made available for sale on July 10, 2009
(w)  Units were made available for sale on September 18, 2009.
(x)  Units were made available for sale on September 30, 2009.
+    Reflects maximum allowable charge. Current charge is 1.40%.
* Expenses as percentage of average net assets (0.50%, 0.74%, 0.90%, 1.10%, 1.20%, 1.25%, 1.30%, 1.45%, and 1.49% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-109

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008.................. F-2
   Consolidated Statements of (Loss) Earnings, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-3
   Consolidated Statements of Equity, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-5
   Consolidated Statements of Comprehensive (Loss) Income,
     Years Ended December 31, 2009, 2008 and 2007........................... F-6
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of (loss) earnings, of equity, of comprehensive (loss) income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009, for recognition and presentation of other-than-temporary impairment losses on April 1, 2009, fair value measurement on January 1, 2008 and for uncertainty in income taxes of January 1, 2007.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2010

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008


                                                                                    2009                 2008
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value.......................  $     27,470.2       $     23,831.0
   Mortgage loans on real estate............................................         3,554.8              3,673.9
   Equity real estate, held for the production of income....................            98.5                 56.3
   Policy loans.............................................................         3,616.8              3,700.3
   Other equity investments.................................................         1,562.3              1,646.8
   Trading securities......................................................            484.6                322.7
   Other invested assets....................................................         1,482.6              1,500.9
                                                                              -----------------    -----------------
     Total investments......................................................        38,269.8             34,731.9
Cash and cash equivalents...................................................         1,791.7              2,403.2
Cash and securities segregated, at fair value...............................           985.7              2,572.6
Broker-dealer related receivables...........................................         1,087.6              1,020.4
Deferred policy acquisition costs...........................................         7,745.2              7,482.0
Goodwill and other intangible assets, net...................................         3,676.5              3,702.9
Amounts due from reinsurers.................................................         3,028.2              2,897.2
Loans to affiliates.........................................................         1,048.3                588.3
Other assets................................................................         8,254.9             13,240.8
Separate Accounts' assets...................................................        84,016.5             67,627.0
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,107.3       $     24,742.5
Future policy benefits and other policyholders liabilities..................        17,726.7             17,733.1
Broker-dealer related payables..............................................           279.4                485.5
Customers related payables..................................................         1,430.7              2,753.1
Amounts due to reinsurers...................................................            81.2                 64.2
Short-term and long-term debt...............................................           449.0                484.6
Loans from affiliates.......................................................         1,325.0              1,325.0
Income taxes payable........................................................         3,356.0              3,794.4
Noncontrolling interest subject to redemption rights........................             -                  135.0
Other liabilities...........................................................         3,002.2              2,861.4
Separate Accounts' liabilities..............................................        84,016.5             67,627.0
                                                                              -----------------    -----------------
     Total liabilities......................................................       135,774.0            122,005.8
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2.0 million shares authorized, issued and
     outstanding............................................................             2.5                  2.5
   Capital in excess of par value...........................................         5,582.3              5,184.1
   Retained earnings........................................................         6,311.8              8,412.6
   Accumulated other comprehensive loss.....................................        (1,035.7)            (2,235.6)
                                                                              -----------------    -----------------
   Total AXA Equitable's equity.............................................        10,860.9             11,363.6
                                                                              -----------------    -----------------
Noncontrolling interest.....................................................         3,269.5              2,896.9
                                                                              -----------------    -----------------
     Total equity...........................................................        14,130.4             14,260.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND EQUITY................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $     2,918.4      $      2,951.7     $      2,741.7
Premiums......................................................          431.1               758.6              804.9
Net investment (loss) income:
   Investment (loss) income from
     derivative instruments...................................       (3,079.4)            7,302.1               86.6
   Other investment income....................................        2,098.9             1,751.9            2,567.1
                                                                -----------------  -----------------  -----------------
       Total net investment (loss) income.....................         (980.5)            9,054.0            2,653.7
Investment gains (losses), net:
   Total other-than-temporary impairment losses...............         (169.2)             (285.9)             (77.8)
   Portion of loss recognized in other
     comprehensive income.....................................            5.9                 -                  -
                                                                -----------------  -----------------  -----------------
       Net impairment losses recognized.......................         (163.3)             (285.9)             (77.8)
   Other investment gains (losses), net.......................          217.0               (52.6)              70.6
                                                                -----------------  -----------------  -----------------
         Total investment gains (losses), net.................           53.7              (338.5)              (7.2)
Commissions, fees and other income............................        3,385.2             4,549.0            5,173.7
(Decrease) increase in fair value of
   reinsurance contracts......................................       (2,565.9)            1,566.8                6.9
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        3,242.0            18,541.6           11,373.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,298.1             4,702.6            1,998.5
Interest credited to policyholders' account balances..........        1,004.3             1,065.3            1,065.2
Compensation and benefits.....................................        1,858.7             1,989.1            2,453.2
Commissions...................................................        1,033.0             1,437.1            1,744.2
Distribution plan payments....................................          207.6               274.4              335.1
Amortization of deferred sales commissions....................           54.9                79.1               95.5
Interest expense..............................................          107.8                51.5               58.2
Amortization of deferred policy acquisition costs.............          115.0             3,484.7            1,099.2
Capitalization of deferred policy acquisition costs...........         (975.3)           (1,394.1)          (1,719.3)
Rent expense..................................................          258.2               246.6              224.3
Amortization of other intangible assets.......................           24.1                23.7               23.2
Other operating costs and expenses............................        1,334.3             1,196.0            1,317.9
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,320.7            13,156.0            8,695.2
                                                                -----------------  -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
(Loss) earnings from continuing operations
   before income taxes........................................  $    (3,078.7)     $      5,385.6     $      2,678.5
Income tax benefit (expense)..................................        1,272.1            (1,690.5)            (752.5)
                                                                -----------------  -----------------  -----------------

(Loss) earnings from continuing operations,
   net of income taxes........................................       (1,806.6)            3,695.1            1,926.0
Earnings (loss) from discontinued operations,
   net of income taxes........................................            2.7                (4.8)               7.7
Gains on disposal of discontinued operations,
   net of income taxes........................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------

Net (loss) earnings...........................................       (1,803.9)            3,696.6            1,936.5
   Less: net earnings attributable to noncontrolling interest.         (358.9)             (470.0)            (702.9)
                                                                -----------------  -----------------  -----------------

Net (Loss) Earnings Attributable to AXA Equitable.............  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


Amounts attributable to AXA Equitable:
   (Loss) earnings from continuing operations,
     net of income taxes......................................  $    (2,165.5)     $      3,225.1     $      1,223.1
   Earnings (loss) from discontinued operations,
     net of income taxes......................................            2.7                (4.8)               7.7
   Gain on disposal of discontinued operations,
     net of income taxes......................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------
Net (Loss) Earnings...........................................  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year.......... $          2.5      $         2.5      $         2.5
                                                                   -----------------   ----------------   ----------------

   Capital in excess of par value, beginning of year..............        5,184.1            5,265.4            5,139.6
   Issuance of AllianceBernstein Units to noncontrolling interest.          (54.5)               -                  -
   Changes in capital in excess of par value......................          452.7              (81.3)             125.8
                                                                   -----------------   ----------------   ----------------
   Capital in excess of par value, end of year....................        5,582.3            5,184.1            5,265.4
                                                                   -----------------   ----------------   ----------------

   Retained earnings, beginning of year...........................        8,412.6            5,186.0            4,507.6
   Net (loss) earnings attributable to AXA Equitable..............       (2,162.8)           3,226.6            1,233.6
   Impact of implementing new accounting guidance,
     net of taxes.................................................           62.0                -                 44.8
   Dividends on common stock......................................            -                  -               (600.0)
                                                                   -----------------   ----------------   ----------------
   Retained earnings, end of year.................................        6,311.8            8,412.6            5,186.0
                                                                   -----------------   ----------------   ----------------

   Accumulated other comprehensive loss, beginning of year........       (2,235.6)            (267.9)            (167.3)
   Impact of implementing new accounting guidance,
     net of taxes ................................................          (62.0)               -                  -
   Other comprehensive income (loss) attributable to
     AXA Equitable................................................        1,261.9           (1,967.7)            (100.6)
                                                                   -----------------   ----------------   ----------------
   Accumulated other comprehensive loss, end of year..............       (1,035.7)          (2,235.6)            (267.9)
                                                                   -----------------   ----------------   ----------------

     TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................       10,860.9           11,363.6           10,186.0
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, beginning of year.....................        2,896.9            2,478.9            2,289.9
   Net earnings attributable to noncontrolling interest...........          358.9              470.0              702.9
   Other comprehensive income (loss)
     attributable to noncontrolling interest......................           66.2              (69.9)               9.8
   Issuance of AllianceBernstein Units to
     noncontrolling interest......................................           65.2               32.5               48.5
   Exercise of AB Put.............................................          135.0              495.5                -
   Dividends paid to noncontrolling interest......................         (319.4)            (562.6)            (751.6)
   Capital contributions..........................................            -                 12.8                -
   Other changes in noncontrolling interest.......................           66.7               39.7              179.4
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, end of year...........................        3,269.5            2,896.9            2,478.9
                                                                   -----------------   ----------------   ----------------

TOTAL EQUITY, END OF YEAR......................................... $     14,130.4      $    14,260.5      $    12,664.9
                                                                   =================   ================   ================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME
Net (loss) earnings............................................... $     (1,803.9)     $     3,696.6      $     1,936.5

Other comprehensive (loss) income, net of income taxes:
Change in unrealized gains (losses), net of
   reclassification adjustment....................................        1,331.2           (1,444.3)            (168.8)
Defined benefit plans:
   Net (loss) gain arising during year............................          (65.0)            (620.4)              38.8
   Prior service cost arising during year.........................            -                  -                  1.7
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost.....           64.6               30.8               41.2
     Amortization of net prior service credit
       included in net periodic cost..............................           (2.7)              (3.7)              (3.6)
     Amortization of net transition asset.........................            -                  -                  (.1)
                                                                   -----------------   ----------------   ----------------
       Other comprehensive (loss) income - defined benefit plans..           (3.1)            (593.3)              78.0
                                                                   -----------------   ----------------   ----------------

Comprehensive (loss) income.......................................         (475.8)           1,659.0            1,845.7
                                                                   -----------------   ----------------   ----------------

Comprehensive income attributable to noncontrolling interest......         (425.1)            (400.1)            (712.7)
                                                                   -----------------   ----------------   ----------------
Comprehensive (Loss) Income Attributable to AXA Equitable......... $       (900.9)     $     1,258.9      $     1,133.0
                                                                   =================   ================   ================






                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                       2009                2008               2007
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net (loss) earnings...........................................   $     (1,803.9)     $     3,696.6      $      1,936.5
Adjustments to reconcile net (loss) earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........          1,004.3            1,065.3             1,065.2
  Universal life and investment-type product
     policy fee income........................................         (2,918.4)          (2,951.7)           (2,741.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................         (1,353.0)             618.9                98.5
  Change in net investment income related to
     derivative instruments...................................          3,079.4           (7,302.1)              (86.6)
  Change in reinsurance recoverable with affiliate............          1,485.7           (6,351.5)                -
  Investment (gains) losses, net..............................            (53.7)             338.5                 7.2
  Change in segregated cash and securities, net...............          1,586.8             (202.6)             (360.3)
  Change in deferred policy acquisition costs.................           (860.3)           2,090.6              (620.1)
  Change in future policy benefits............................           (755.2)           2,398.0                95.4
  Change in income taxes payable..............................         (1,223.2)           1,135.0               532.9
  Change in fair value of guaranteed minimum income benefit
     reinsurance contracts....................................          2,565.9           (1,566.8)               (6.9)
  Amortization of deferred sales commissions..................             54.9               79.1                95.5
  Amortization of reinsurance cost............................            318.3               11.0                 -
  Other depreciation and amortization.........................            156.0              140.4               133.8
  Amortization of other intangible assets, net................             24.1               23.7                23.2
  Gains on disposal of discontinued operations................              -                 (6.3)               (2.8)
  Other, net..................................................            109.5             (123.4)              167.6
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) operating activities...........          1,417.2           (6,907.3)              337.4
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate............................          2,058.2            1,727.5             2,143.1
  Sales of investments........................................          6,737.3              796.2             2,356.5
  Sale of AXA Equitable Life and Annuity......................              -                 60.8                 -
  Purchases of investments....................................         (8,994.8)          (2,106.8)           (3,525.3)
  Cash settlements related to derivative instruments..........         (2,564.6)           5,337.0               (98.3)
  Change in short-term investments............................            140.3               29.3               107.0
  Decrease in loans to affiliates.............................              1.1                -                 400.0
  Increase in loans to affiliates.............................           (250.0)               -                (650.0)
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (120.7)            (163.1)             (205.0)
  Other, net..................................................              9.4              155.2               (91.2)
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by investing activities...........         (2,983.8)           5,836.1               436.8
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED

                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,394.9       $     4,384.5      $     4,102.1
    Withdrawals from and transfers to Separate Accounts.......       (2,160.9)           (2,602.8)          (3,831.7)
  Change in short-term financings.............................          (35.8)             (497.8)             199.0
  Increase in collateralized pledged liabilities..............          126.1               568.7                -
  Increase in collateralized pledged assets...................         (632.3)                -                  -
  Proceeds from loans from affiliates.........................            -               1,000.0                -
  Capital contribution........................................          438.9                 -                  -
  Shareholder dividends paid..................................            -                   -               (600.0)
  Other, net..................................................         (175.8)             (551.4)            (592.6)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........          955.1             2,301.2             (723.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (611.5)            1,230.0               51.0
Cash and cash equivalents, beginning of year..................        2,403.2             1,173.2            1,122.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,791.7       $     2,403.2      $     1,173.2
                                                                =================  =================  =================

Supplemental cash flow information:
  Interest Paid...............................................   $       16.6       $        34.4      $        52.6
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $       43.8       $       257.3      $       178.1
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs servicing private clients, sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) Bernstein research services by means of independent research, portfolio strategy, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc. (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private limited partnership interests in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein L.P. increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put. As a result of this transaction, minority interest subject to redemption rights totaling $135.0 million were reclassified as noncontrolling interests in first quarter 2009.

        On March 30, 2009, AXA Bermuda sold 41.9 million AllianceBernstein Units to an affiliate of AXA. As a result of the sale, AXA Financial Group's consolidated economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

        In 2009, AllianceBernstein awarded 9.8 million restricted Holding Units in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding Units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding Units, AXA Financial Group and the Company's Capital in excess of par value decreased by $92.5 million and $65.2 million, respectively, net of applicable taxes with respective increases in noncontrolling interests of $92.5 million and $65.2 million. On March 1, 2010, AllianceBernstein management announced their intention to make open-market purchases of up to 3.0 million Holding Units, from time to time and at their discretion, to help fund their incentive compensation award program's obligations.

        At December 31, 2009 and 2008, the Company's beneficial ownership in AllianceBernstein was approximately 35.9% and 37.4%, respectively. At December 31, 2009, AXA and its subsidiaries' beneficial ownership in AllianceBernstein was approximately 62.1%.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair statement of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2009 and 2008, respectively, the Insurance Group's General Account held $1.0 million and $1.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2009 and 2008, respectively, as reported in the consolidated balance sheet, these investments included zero and $0.8 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2009 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2009, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $60.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2009," "2008" and "2007" refer to the years ended December 31, 2009, 2008 and 2007, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:
           o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to
           o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

        As a result, total equity at December 31, 2008 increased by $2,896.9 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,896.9 million as a result of the elimination of minority interest. Additionally, for the year 2008 and 2007 respectively, (loss) earnings from continuing operations, net of income taxes increased by $470.0 million and $702.9 million and net earnings attributable to the noncontrolling interest increased by $470.0 million and $702.9 million.

        On a prospective basis, beginning January 1, 2009, this guidance required that increases and decreases in noncontrolling interests be accounted for as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests recognized as a change to the controlling entity's equity instead of current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized. The Emerging Issues Task Force ("EITF") subsequently issued related guidance to clarify that insurers would not be required to include majority owned investments when the ownership is through a Separate Account in the insurance company's evaluation of whether to consolidated such investments. This consensus is expected to be considered for finalization during the March 2010 EITF meeting.

        Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;
          o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and
          o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

        Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For Available for Sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

        The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings, as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings.

        As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62.0 million at that date with a corresponding decrease to Accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $115.5 equal to the amount of the cumulative effect adjustment, pre-DAC and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

        (Loss) earnings from continuing operations, net of income taxes, and Net
        (loss) earnings attributable to AXA Equitable for 2009 reflected increases of $5.9 million, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment (losses) gains, net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings, and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

        Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance, that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have an impact on the Company's consolidated results of operations or financial position. At December 31, 2009 and 2008, the fair value of the Company's CMBS portfolio was $1,489.8 million and $1,674.7 million, respectively.

        Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

        Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

        Effective January 1, 2008, new guidance permitted entities to elect to measure existing eligible financial assets and liabilities at fair value under the "fair value option." The objective was to provide entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management elected not to adopt the fair value option.

        On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a significant impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

        Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the other-than-temporary impairment assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,631.1 million and $1,154.9 million, respectively at December 31, 2009 and $1,616.8 million and $1,156.3, respectively at December 31, 2008 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

        On January 1, 2007, the Company adopted new guidance for accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This guidance requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of this guidance did not have a material impact on AXA Financial Group's consolidated results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On June 12, 2009, the FASB issued new guidance that eliminates the concept of qualifying special-purpose entities ("QSPEs") and their exemption from consolidation in the financial statements of a transferor of financial assets. In addition, the new guidance modifies and clarifies the conditions for derecognition of transferred financial assets, including partial transfers and subsequent measurement of retained interests. Enhanced disclosure also is required about financial asset transfers and any continuing involvement of the transferor. For calendar-year consolidated financial statements, such as those of the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Management does not expect the implementation will have a material effect on the Company's consolidated financial statements.

        Also issued by the FASB on June 12, 2009 was new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, such as the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010; earlier application is prohibited. At the date of initial adoption, all existing consolidation conclusions are required to be recalculated under the new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein has a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements, with corresponding offsets to noncontrolling interest. However, on December 4, 2009, in response to concerns raised by the asset management industry, the FASB issued an amendment deferring the effective date of this guidance as would be applied to certain investment funds and for which many of Alliance Bernstein's VIEs likely will be eligible. Management is currently evaluating the impact this new guidance may have on the Company. The adoption of this guidance may require that a significant amount of assets, liabilities, revenues and expenses of certain VIEs in which the Company has a minimal financial ownership interest be included in its consolidated financial statements, with corresponding offsets to noncontrolling interest.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities classified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment (losses) gains, net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

        If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

        Mortgage loans on real estate are reported at their unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs, are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock, and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with changes in fair value reported in comprehensive income (loss).

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2009 and 2008, the carrying value of COLI was $720.2 million and $687.3 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

        All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company has issued and continues to offer certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit For Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits, in the event of elections, being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

        A wide range of derivative contracts are used in these hedging programs, including exchange traded equity and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts and swaptions. For both GMDB and GMIB, the Company retains basis and most volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

        Reinsurance contracts covering GMIB exposure, as well as the GWBL features are considered derivatives for accounting purposes and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income in the consolidated statements of earnings except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

        In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB, and GWBL features, beginning in fourth quarter 2008 and continuing in 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities.

        Margins (or "spreads") on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. At December 31, 2009, the Company held $694.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

        At December 31, 2009, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $266.4 million. At December 31, 2009, the Company had open exchange-traded futures positions on the 10-year and 30-year U.S. Treasury Note, having initial margin requirements of $59.5 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $2.0 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2009 are exchange-traded and net settled daily in cash.

        Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

        Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2009, was $598.3 million, for which the Company had posted collateral of $632.3 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2009, the Company would not have been required to post any additional collateral to its counterparties.

        Net Investment (Loss) Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        ----------------------------------------------------------------

        Net investment income and realized investment (losses) gains, net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
          Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
          Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        At December 31, 2009, investments classified as Level 1 comprise approximately 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

        At December 31, 2009, investments classified as Level 2 comprise approximately 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

        Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2009, approximately $1,907.7 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

        As disclosed in Note 3, the net fair value of freestanding derivative positions is approximately $168.8 million at December 31, 2009, or approximately 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts is traded in the over-the-counter ("OTC") derivative market and is classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

        The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2.2 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at June 30, 2009.

        At December 31, 2009, investments classified as Level 3 comprise approximately 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2009 were approximately $365.2 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,706.9 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2009. Prior to fourth quarter 2008, pricing of the CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2009, the company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

        Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect changes in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $44.8 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2009.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2009 and 2008, no assets were measured at fair value on a non-recurring basis.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2009 and 2008.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

        Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2009, the average gross short-term and long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.9% net of product weighted average Separate Account fees) and 0% ((2.1%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2009, current projections of future average gross market returns assume a 0% annualized return for the next five quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after eight quarters.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition test.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2009, the average rate of assumed investment yields, excluding policy loans, was 6.23% grading to 5.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and Guaranteed Minimum Accumulation Benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 2.25% to 9.98% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2009, participating policies, including those in the Closed Block, represent approximately 8.4% ($25.9 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2009, 2008 and 2007, investment results of such Separate Accounts were gains (losses) of $15,464.7 million, $(33,912.8) million and $5,347.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2009 was not impaired.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2009. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2009 impairment testing performed as of December 31, 2009, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2009.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. At January 1, 2007, as a result of adopting guidance for accounting for uncertainty in income taxes, the Company recognized a $44.8 million positive cumulative-effect adjustment to the January 1, 2007 balance of Retained earnings to reflect a decrease in the amount of unrecognized tax benefits.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
           o Management having the authority to approve the action commits the organization to a plan to sell the property.
           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2009 were not significant.

3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following table provides additional information for fixed maturities and equity securities classified as available for sale:

                 AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                              GROSS               GROSS
                                          AMORTIZED         UNREALIZED         UNREALIZED                             OTTI
                                            COST              GAINS              LOSSES          FAIR VALUE        IN AOCI (3)
                                      ------------------ -----------------  ------------------ ----------------  ---------------
                                                                              (IN MILLIONS)

DECEMBER 31, 2009:
------------------
Fixed Maturities:
    Corporate........................ $      19,437.7     $       991.5     $          235.1   $    20,194.1     $         .7
    U.S. Treasury, government
      and agency.....................         1,830.1              12.4                152.5         1,690.0              -
    States and political
      subdivisions...................           388.6               7.3                 14.2           381.7              -
    Foreign governments..............           270.4              32.0                   .1           302.3              -
    Commercial mortgage-backed.......         1,979.6               2.2                492.0         1,489.8              1.8
    Residential mortgage-backed(1)...         1,604.6              46.2                   .2         1,650.6              -
    Asset-backed(2)..................           278.2              10.9                 21.4           267.7              7.9
    Redeemable preferred stock.......         1,707.6               8.5                222.1         1,494.0              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------
      Total Fixed Maturities.........        27,496.8           1,111.0              1,137.6        27,470.2             10.4

Equity securities....................            43.9               9.7                  -              53.6              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------

Total at December 31, 2009........... $      27,540.7     $     1,120.7     $        1,137.6   $    27,523.8     $       10.4
                                      ================== =================  ================== ================  ===============

December 31, 2008
-----------------
Fixed Maturities:
    Corporate........................ $      18,696.8     $       232.2     $        1,713.9   $    17,215.1
    U.S. Treasury, government
      and agency.....................         1,054.7             279.5                  -           1,334.2
    States and political
      subdivisions...................           181.5              12.0                  9.1           184.4
    Foreign governments..............           214.3              37.3                  5.6           246.0
    Commercial mortgage-backed.......         2,215.5               4.0                544.8         1,674.7
    Residential mortgage-backed(1)...         1,679.0              60.5                   .4         1,739.1
    Asset-backed(2)..................           348.3              12.1                 34.7           325.7
    Redeemable preferred stock.......         1,820.9               1.0                710.1         1,111.8
                                      ------------------ -----------------  ------------------ ----------------
      Total Fixed Maturities.........        26,211.0             638.6              3,018.6        23,831.0

Equity securities....................            31.7               -                    4.9            26.8
                                      ------------------ -----------------  ------------------ ----------------

Total at December 31, 2008........... $      26,242.7     $       638.6     $        3,023.5   $    23,857.8
                                      ================== =================  ================== ================

        (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans
        (3) Amounts represent OTTI losses in AOCI, which were not included in earnings as a result of the adoption of new guidance on April 1, 2009.

        At December 31, 2009 and 2008, respectively, the Company had trading fixed maturities with an amortized cost of $114.6 million and $79.6 million and carrying values of $125.9 million and $76.2 million. Gross unrealized gains on trading fixed maturities were $12.3 million and $0.1 million and gross unrealized losses were $1.0 million and $3.5 million for 2009 and 2008, respectively.

        The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2009 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        AVAILABLE FOR SALE
                                                                ------------------------------------
                                                                   AMORTIZED
                                                                      COST            FAIR VALUE
                                                                -----------------  -----------------
                                                                           (IN MILLIONS)

Due in one year or less.......................................   $       874.9      $       898.9
Due in years two through five.................................         8,840.9            9,275.7
Due in years six through ten..................................         7,875.1            8,093.2
Due after ten years...........................................         4,335.9            4,300.3
                                                                -----------------  -----------------
     Subtotal.................................................        21,926.8           22,568.1
Commercial mortgage-backed bonds.............................          1,979.6            1,489.8
Residential mortgage-backed bonds.............................         1,604.6            1,650.6
Asset-backed bonds............................................           278.2              267.7
                                                                -----------------  -----------------
Total.........................................................   $    25,789.2      $    25,976.2
                                                                =================  =================

        During 2009, the Company recognized OTTI of $171.3 million on AFS fixed maturities, comprised of $165.4 million credit losses recognized in earnings and $5.9 million non-credit losses recognized in OCI. An additional $3.1 million OTTI was recognized in earnings related to AFS fixed maturities that the Company intended to sell or expected to be required to sell prior to recovering their amortized cost. No OTTI was recognized on equity securities.

        The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS
                                  (IN MILLIONS)

        Balance at March 31, 2009                                                                      $         -
        Cumulative adjustment related to implementing new guidance on April 1, 2009...............            (121.7)
        Impact of Consolidation of Wind-up Annuities business.....................................              (5.6)
        Previously recognized impairments on securities that matured, paid, prepaid or sold.......             147.2
        Previously recognized impairments on securities impaired to fair value this period (1)....               -
        Impairments recognized this period on securities not previously impaired..................            (143.3)
        Additional impairments this period on securities previously impaired......................             (22.1)
        Increases due to passage of time on previously recorded credit losses.....................               -
        Accretion of previously recognized impairments due to increases in expected cash flows....               -
                                                                                                      -----------------
        Balance at December 31, 2009..............................................................     $      (145.5)
                                                                                                      =================

        (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

        Net unrealized investment gains (losses) on fixed maturities and equity securities classified as available-for-sale are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                             DECEMBER 31,       December 31,
                                                 2009               2008
                                           -----------------  ------------------
                                                      (IN MILLIONS)

      AFS Securities:
        Fixed maturities:
          With OTTI loss.................   $        (10.9)    $          -
          All other......................            (15.7)          (2,380.0)
        Equity securities................              9.7               (4.9)
                                           -----------------  ------------------
      Net Unrealized Losses..............   $        (16.9)    $     (2,384.9)
                                           =================  ==================

        Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net
        (loss) earnings for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                          AOCI
                                               NET                                                  DEFERRED             (LOSS)
                                           UNREALIZED                                                INCOME          RELATED TO NET
                                              GAINS                                                    TAX             UNREALIZED
                                           (LOSSES) ON                         POLICYHOLDERS       (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC            LIABILITIES           ASSET          GAINS (LOSSES)
                                         ----------------   ---------------   ----------------   ----------------   ----------------
                                                                                (IN MILLIONS)

Balance, January 1, 2009..............   $         -        $          -      $           -      $          -       $           -
Cumulative impact of implementing
  new guidance on April 1, 2009.......            (7.0)                 .8                -                 2.2                (4.0)
Net investment gains (losses)
  arising during the period...........           (21.4)                -                  -                 -                 (21.4)
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..            22.1                 -                  -                 -                  22.1
     Excluded from Net
       (loss) earnings (1)............            (4.6)                -                  -                 -                  (4.6)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                   4.8                -                 -                   4.8
     Deferred income taxes............             -                   -                  -                 (.3)                (.3)
     Policyholders liabilities........             -                   -                  -                 -                   -
Impact of consolidation of Wind-up
  Annuities business..................             -                   -                  -                 -                   -
                                         ----------------   ---------------   ----------------   ----------------   ----------------
Balance, December 31, 2009............   $       (10.9)     $          5.6    $           -      $          1.9     $          (3.4)
                                         ================   ===============   ================   ================   ================

        (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                                        AOCI
                                               NET                                                DEFERRED             (LOSS)
                                           UNREALIZED                                              INCOME          RELATED TO NET
                                              GAINS                                                  TAX             UNREALIZED
                                           (LOSSES) ON                        POLICYHOLDERS      (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC           LIABILITIES          ASSET          GAINS (LOSSES)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
                                                                               (IN MILLIONS)

Balance January 1, 2009...............   $    (2,384.9)     $        553.6   $           -     $        681.3     $      (1,150.0)
Cumulative impact of implementing
  new guidance on April 1, 2009.......          (108.5)               19.2               -               31.2               (58.1)
Net investment gains (losses)
  arising during the period...........         2,657.4                 -                 -                -               2,657.4
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..          (115.1)                -                 -                -                (115.1)
     Excluded from Net
       (loss) earnings (1)............             4.6                 -                 -                -                   4.6
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                (601.7)              -                -                (601.7)
     Deferred income taxes............             -                   -                 -             (715.0)             (715.0)
     Policyholders liabilities........             -                   -                 -                -                   -
Impact of consolidation of Wind-up
  Annuities business..................           (59.6)                -                 -                -                 (59.6)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
Balance, December 31, 2009............   $        (6.1)     $        (28.9)  $           -     $         (2.5)    $         (37.5)
                                         ================   ===============  ================  ================   =================

        (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings for securities with no prior OTTI loss.

        The following tables disclose the fair values and gross unrealized losses of the 744 issues at December 31, 2009 and 1,373 issues at December 31, 2008 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                                 DECEMBER 31, 2009
                            --------------------------------------------------------------------------------------------
                               LESS THAN 12 MONTHS (1)        12 MONTHS OR LONGER (1)                TOTAL
                            -----------------------------  ----------------------------  -------------------------------
                                                GROSS                         GROSS                          GROSS
                                             UNREALIZED                     UNREALIZED                     UNREALIZED
                              FAIR VALUE       LOSSES        FAIR VALUE       LOSSES       FAIR VALUE        LOSSES
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                   (IN MILLIONS)

  Fixed Maturities:
    Corporate.............. $     2,043.5  $      (53.9)   $    2,022.3   $     (181.2)  $     4,065.8   $     (235.1)
    U.S. Treasury,
      government and
      agency...............       1,591.7        (152.4)            -              -           1,591.7         (152.4)
    States and political
      subdivisions.........         209.7         (10.5)           23.5           (3.7)          233.2          (14.2)
    Foreign governments....          41.0           (.1)            5.1            -              46.1            (.1)
    Commercial
      mortgage-backed......          33.6         (15.7)        1,348.8         (476.2)        1,382.4         (491.9)
    Residential
      mortgage-backed......          54.1           (.1)            2.4            (.2)           56.5            (.3)
    Asset-backed...........          48.6          (8.5)           68.6          (12.9)          117.2          (21.4)
    Redeemable
      preferred stock......          51.2          (6.6)        1,283.3         (215.6)        1,334.5         (222.2)
                            -------------  --------------  ------------   -------------  -------------   ---------------
   Total                    $     4,073.4  $     (247.8)   $    4,754.0   $     (889.8)  $     8,827.4   $   (1,137.6)
                            =============  ==============  ============   =============  =============   ===============

        (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance on April 1, 2009.

                                                                December 31, 2008
                           --------------------------------------------------------------------------------------------
                                Less Than 12 Months            12 Months or Longer                  Total
                           ------------------------------ -----------------------------  ------------------------------
                                              Gross                          Gross                          Gross
                                            Unrealized                     Unrealized                     Unrealized
                             Fair Value       Losses        Fair Value       Losses       Fair Value        Losses
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                  (In Millions)

Fixed Maturities:
  Corporate..............   $     8,475.3  $     (985.0)   $    3,489.6   $     (728.9)  $   11,964.9    $   (1,713.9)
  U.S. Treasury,
    government and
    agency...............             -             -               -              -              -               -
  States and political
    subdivisions.........            52.2          (6.6)           17.7           (2.5)          69.9            (9.1)
  Foreign governments....            70.0          (5.6)            -              -             70.0            (5.6)
  Commercial mortgage-
     backed..............           308.7         (19.4)        1,342.5         (525.4)       1,651.2          (544.8)
  Residential mortgage-
     backed..............              .1           -               3.7            (.5)           3.8             (.5)
  Asset-backed...........            71.1          (6.7)           63.5          (28.0)         134.6           (34.7)
  Redeemable
    preferred stock......           510.0        (343.5)          521.8         (366.6)       1,031.8          (710.1)
                            -------------  --------------  ------------   -------------  -------------   ---------------

Total                       $     9,487.4  $   (1,366.8)   $    5,438.8   $   (1,651.9)  $   14,926.2    $   (3,018.7)
                            =============  ==============  ============   =============  =============  ================

        The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The

        Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.39% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2009 and 2008 were $149.8 million and $207.9 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2009 and 2008, respectively, approximately $2,211.7 million and $900.4 million, or 8.0% and 3.5%, of the $27,496.8 million and $26,211.0 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455.9 million and $214.2 million at December 31, 2009 and 2008, respectively.

        The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2009, the Company owned $37.0 million in RMBS backed by subprime residential mortgage loans, and $23.0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2009, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $20.6 million.

        For 2009, 2008 and 2007, respectively, investment income is shown net of investment expenses of $77.5 million, $101.3 million and $272.5 million.

        At December 31, 2009 and 2008, respectively, the Company's trading account securities had amortized costs of $331.7 million and $514.5 million and fair values of $484.6 million and $322.7 million. At December 31, 2009 and 2008, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $37.6 million and $38.5 million and costs of $34.9 million and $43.9 million as well as other equity securities with carrying values of $53.6 million and $26.8 million and costs of $43.9 million and $31.7 million.

        In 2009, 2008 and 2007, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $133.1 million, $(387.8) million and $35.6 million, respectively, were included in Net investment income in the consolidated statements of earnings.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero at December 31, 2009 and 2008, respectively. Gross interest income on these loans included in net investment income totaled zero, zero and $3.9 million in 2009, 2008 and 2007, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans was $3.3 million in 2007; there were no such amounts in 2009 and 2008.

        During 2009, 2008 and 2007, respectively, the Company's average recorded investment in impaired mortgage loans was $0.1 million, $7.4 million and $49.1 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million and $4.5 million for 2008 and 2007, respectively; there was no such amount in 2009.

        At December 31, 2009 and 2008, respectively, there were no mortgage loans on real estate that had been classified as nonaccrual loans.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2009 and 2008, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2009, 2008 and 2007 no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was zero and $189.8 million at December 31, 2009 and 2008, respectively. Depreciation expense on real estate totaled $9.2 million, $12.8 million and $14.2 million for 2009, 2008 and 2007, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        There were no investment valuation allowances for mortgage loans and equity real estate at December 31, 2009. Investment valuation allowances for mortgage loans and equity real estate at December 31, 2008 and 2007 follows:

                                                     2008            2007
                                                -------------    -------------
                                                         (IN MILLIONS)

        Balances, beginning of year..........    $   1.4          $  21.0
        Additions charged to income..........        -               20.9
        Deductions for writedowns and
          asset dispositions.................       (1.4)           (40.5)
                                                -------------    -------------
        Balances, End of Year................    $   -            $   1.4
                                                =============    =============

        Balances, end of year comprise:
          Mortgage loans on real estate......    $   -            $   1.4
                                                -------------    -------------
        Total................................    $   -            $   1.4
                                                =============    =============

        Equity Method Investments
        -------------------------

        Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,308.4 million and $1,414.6 million, respectively, at December 31, 2009 and 2008. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $90.6 million and $48.3 million, respectively, at December 31, 2009 and 2008. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(77.6) million, $(58.1) million and $237.1 million, respectively, for 2009, 2008 and 2007.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 4 individual ventures at

        December 31, 2009 and 2008, respectively) and the Company's carrying value and equity in net (loss) earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost......................    $      546.6       $      318.2
        Investments in securities, generally at fair value...................            33.9               47.3
        Cash and cash equivalents............................................            20.6                7.8
        Other assets.........................................................              .8                8.7
                                                                                ----------------   -----------------
        Total Assets.........................................................    $      601.9       $      382.0
                                                                                ================   =================

        Borrowed funds - third party.........................................    $      309.5       $      190.3
        Other liabilities....................................................            15.1                3.1
                                                                                ----------------   -----------------
        Total liabilities....................................................           324.6              193.4
                                                                                ----------------   -----------------

        Partners' capital....................................................           277.3              188.6
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital..............................    $      601.9       $      382.0
                                                                                ================   =================

        The Company's Carrying Value in Those Entities Included Above........    $      155.4       $      110.6
                                                                                ================   =================


                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............. $        30.3       $       59.9       $       77.5
        Net revenues of other limited partnership interests.           (5.4)               -                 15.3
        Interest expense - third party......................          (6.8)             (14.1)             (18.2)
        Other expenses......................................         (17.4)             (37.3)             (43.8)
                                                            -----------------   ----------------   -----------------
        Net Earnings........................................ $          .7       $        8.5       $       30.8
                                                            =================   ================   =================

        The Company's Equity in Net (Loss) Earnings of
          Those Entities Included Above.....................$         (2.4)     $        12.3       $       24.6
                                                            =================   ================   =================

        Derivatives
        -----------

        The table below presents quantitative disclosures about the Company's derivative instruments at December 31, 2009, including those embedded in other contracts though required to be accounted for as derivative instruments.

                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2009

                                                              FAIR VALUE             GAINS (LOSSES)
                                                     -----------------------------    REPORTED IN
                                          NOTIONAL       ASSET         LIABILITY       NET (LOSS)
                                           AMOUNT      DERIVATIVES    DERIVATIVES       EARNINGS
                                         ----------  --------------  -------------   --------------
                                                     (IN MILLIONS)

FREESTANDING DERIVATIVES:
Equity contracts(1):
   Futures.........................      $  3,399.4  $       -         $     -       $  (1,141.5)
   Swaps...........................           801.0           .8            19.1          (270.7)
   Options.........................        11,650.0        920.1         1,138.6          (817.6)

Interest rate contracts (1):
   Floors..........................        15,000.0        299.6             -            (128.2)
   Swaps...........................         2,100.0         86.2            24.8          (178.4)
   Futures.........................         3,790.9          -               -            (526.1)
   Swaptions.......................         1,200.0         44.6             -             (16.9)

Other freestanding contracts (2):..             -            -               -               -
                                                                                      ------------
   NET INVESTMENT LOSS                                                                  (3,079.4)
                                                                                      ------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts(2)......             -        2,255.8             -          (2,565.9)

GWBL features (3)..................             -            -              54.9           217.7

                                         ----------  --------------  -------------   --------------
Balances, Dec. 31, 2009............      $ 37,941.3  $   3,607.1       $ 1,237.4     $  (5,427.9)
                                         ==========  ==============  =============   ==============

        (1) Reported in Other invested assets in the consolidated balance sheets.
        (2) Reported in Other assets in the consolidated balance sheets.
        (3) Reported in Future policy benefits and other policyholder liabilities.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,410.5 million and $3,413.8 million at December 31, 2009 and 2008, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2009 and 2008 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2009, the impairment test indicated that goodwill was not impaired.

        The gross carrying amount of AllianceBernstein related intangible assets were $555.4 million and $553.8 million at December 31, 2009 and 2008, respectively and the accumulated amortization of these intangible assets were $289.4 million and $265.3 million at December 31, 2009 and 2008, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24.1 million, $23.7 million and $23.5 million for 2009, 2008 and 2007, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22.0 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2009, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2009 and 2008, respectively, net deferred sales commissions totaled $90.2 million and $113.5 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2009 net asset balance for each of the next five years is $41.2 million, $24.7 million, $15.2 million, $7.9 million and $1.1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2009, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2009 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block is as follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                    2009             2008
                                                                               -------------    -------------
                                                                                       (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $   8,411.7      $   8,544.8
        Other liabilities....................................................         69.8             71.3
                                                                               -------------    -------------
        Total Closed Block liabilities.......................................      8,481.5          8,616.1
                                                                               -------------    -------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
           cost of $5,575.5 and $5,517.6)....................................      5,631.2          5,041.5
        Mortgage loans on real estate........................................      1,028.5          1,107.1
        Policy loans.........................................................      1,157.5          1,180.3
        Cash and other invested assets.......................................         68.2            104.2
        Other assets.........................................................        264.1            472.4
                                                                               -------------    -------------
        Total assets designated to the Closed Block..........................      8,149.5          7,905.5
                                                                               -------------    -------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................        332.0            710.6

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains (losses), net of deferred
             income tax (expense) benefit of $(23.4) and $166.4..............         43.6           (309.2)
                                                                               -------------    -------------

        Maximum Future Earnings To Be Recognized From
           Closed Block Assets and Liabilities...............................  $     375.6      $     401.4
                                                                               =============    =============

        Closed Block revenues and expenses were as follows:

                                                                   2009           2008           2007
                                                              -------------  -------------  -------------
                                                                           (IN MILLIONS)

        REVENUES:
        Premiums and other income............................ $      381.9   $     392.6    $     409.6
        Investment income (net of investment
           expenses of $.1, $1.1, and $.2)...................        481.6         496.0          501.8
        Investment (losses) gains, net:
            Total OTTI losses................................        (10.0)        (45.8)          (3.0)
            Portion of loss recognized in
              other comprehensive income.....................           .2           -              -
                                                              -------------  -------------  -------------
            Net impairment losses recognized.................         (9.8)        (45.8)          (3.0)
            Other investment gains (losses), net.............           .4          (1.7)          10.9
                                                              -------------  -------------  -------------
                Total investment (losses) gains, net.........         (9.4)        (47.5)           7.9
                                                              -------------  -------------  -------------
        Total revenues.......................................        854.1         841.1          919.3
                                                              -------------  -------------  -------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        811.7         818.7          828.2
        Other operating costs and expenses...................          2.6           7.4            2.7
                                                              -------------  -------------  -------------
        Total benefits and other deductions..................        814.3         826.1          830.9
                                                              -------------  -------------  -------------

        Net revenues before income taxes.....................         39.8          15.0           88.4
        Income tax expense...................................        (14.0)         (5.2)         (31.0)
                                                              -------------  -------------  -------------
        Net Revenues......................................... $       25.8   $       9.8    $      57.4
                                                              =============  =============  =============

        The balance for policyholder dividend obligation for both December 31, 2009 and December 31, 2008 was zero.

        During 2009, 2008 and 2007, the Closed Block's average recorded investment in impaired mortgage loans were zero, $0.4 million and $36.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, zero and $3.9 million for 2009, 2008 and 2007, respectively.

        There were no valuation allowances on mortgage loans at December 31, 2009 and 2008. Writedowns of fixed maturities were $9.8 million, $45.8 million and $3.0 million for 2009, 2008 and 2007, respectively.


6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                               DECEMBER 31,
                                                          ----------------------
                                                              2009        2008
                                                          ----------- ----------
                                                               (IN MILLIONS)

        Balance, beginning of year....................... $   807.9   $ 754.2
        Contractholder bonus interest credits deferred ..      60.6     137.6
        Amortization charged to income ..................     (73.6)    (83.9)
                                                          ----------- ----------
        Balance, End of Year ............................ $   794.9   $ 807.9
                                                          =========== ==========

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below as of the dates indicated:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009

                                                 LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                             -------------    -------------   -------------    -------------
                                                                     (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
    Corporate.........................       $       -        $   19,728.5    $      465.6     $  20,194.1
    U.S. Treasury, government
       and agency.....................               -             1,690.0             -           1,690.0
    States and political subdivisions.               -               334.3            47.4           381.7
    Foreign governments...............               -               281.6            20.7           302.3
    Commercial mortgage-backed(1).....               -                 -           1,489.8         1,489.8
    Residential mortgage-backed(1)....               -             1,650.6             -           1,650.6
    Asset-backed(2)...................               -                50.6           217.1           267.7
    Redeemable preferred stock........             190.6           1,291.0            12.4         1,494.0
                                             -------------    -------------   -------------    -------------
       Subtotal.......................             190.6          25,026.6         2,253.0        27,470.2
                                             -------------    -------------   -------------    -------------
 Other equity investments.............              90.3               -                .9            91.2
 Trading securities...................             423.0              60.9              .7           484.6
 Other invested assets................               -               (36.3)          299.6           263.3
Cash equivalents......................           1,366.5               -               -           1,366.5
Segregated securities.................               -               985.7             -             985.7
GMIB reinsurance contracts............               -                 -           2,255.8         2,255.8
Separate Accounts' assets.............          82,102.3           1,684.5           229.7        84,016.5
                                             -------------    -------------   -------------    -------------
    Total Assets......................       $  84,172.7      $   27,721.4    $    5,039.7     $ 116,933.8
                                             =============    =============   =============    =============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $       54.9     $      54.9
                                             -------------    -------------   -------------    -------------
    Total Liabilities.................       $       -        $        -      $       54.9     $      54.9
                                             =============    =============   =============    =============

        (1) Includes publicly traded agency pass-through securities and collateralized obligations.
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2008

                                                Level 1          Level 2         Level 3            Total
                                             -------------    -------------   -------------    --------------
                                                                     (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale       $     149.9      $   21,256.7    $    2,424.4     $   23,831.0
  Other equity investments............              63.4               -               2.0             65.4
  Trading securities..................             322.6               -                .1            322.7
  Other invested assets...............              31.1             419.0           547.0            997.1
Loans to affiliates...................               -               588.3             -              588.3
Cash equivalents......................           1,832.3               -               -            1,832.3
Segregated securities.................               -             2,572.6             -            2,572.6
GMIB reinsurance contracts............               -                 -           4,821.7          4,821.7
Separate Accounts' assets.............          66,044.4           1,248.3           334.3         67,627.0
                                             -------------    -------------   -------------    --------------
    Total Assets......................       $  68,443.7      $   26,084.9    $    8,129.5     $  102,658.1
                                             =============    =============   =============    ==============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $      272.6     $      272.6
                                             -------------    -------------   -------------    --------------
    Total Liabilities.................       $       -        $        -      $      272.6     $      272.6
                                             =============    =============   =============    ==============

        The table below presents a reconciliation for all Level 3 assets at December 31, 2009 and 2008, respectively:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                                   U.S.                   STATE AND
                                                TREASURY,                 POLITICAL     COMMERCIAL     RESIDENTIAL
                                                GOVT AND     FOREIGN         SUB-        MORTGAGE-      MORTGAGE-       ASSET-
                                   CORPORATE     AGENCY       GOVTS       DIVISIONS       BACKED          BACKED        BACKED
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, January 1, 2009........   $   411.1    $   -        $   64.0     $   55.4      $  1,587.3     $       -      $ 304.1
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income.......         1.9        -             -            -               3.1             -         (1.7)
    Investment (losses), net....       (40.4)       -             -            -             (23.8)            -        (19.6)
    (Decrease) increase in
     the fair value of the
     reinsurance contracts......         -          -             -            -               -               -          -
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
      Subtotal..................       (38.5)       -             -            -             (20.7)            -        (21.3)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
   Other comprehensive
    income (loss)...............        13.9        -             2.5         (7.2)           49.1             -         20.3
Purchases/issuances.............       107.1        -             1.0          -               -               -          -
Sales/settlements...............       (41.5)       -             (.2)         (.8)         (127.3)            -        (47.9)
Transfers into/out of
 Level 3 (2)....................        13.5        -           (46.6)         -               1.4             -        (38.1)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, Dec. 31, 2009..........   $   465.6    $   -        $   20.7     $   47.4      $  1,489.8     $       -      $ 217.1
                                  ===========  ==========   ==========   ===========   ============   =============   ==========

        (1) Includes Trading Securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                    REDEEMABLE        OTHER            OTHER             GMIB         SEPARATE          GWBL
                                     PREFERRED        EQUITY          INVESTED       REINSURANCE      ACCOUNTS        FEATURES
                                      STOCK        INVESTMENTS(1)      ASSETS           ASSET          ASSETS        LIABILITY
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, January 1, 2009......... $         2.5   $          2.1    $       547.0   $     4,821.7   $     334.3    $       272.6
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income....               -                -             (357.2)            -             -                -
    Investment (losses), net.             (45.1)             -                -               -           (94.8)             -
    (Decrease) increase in
     the fair value of the
     reinsurance contracts...               -                -                -          (2,746.3)          -                -
    Policyholders' benefits..               -                -                -               -             -             (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
      Subtotal...............             (45.1)             -             (357.2)       (2,746.3)        (94.8)          (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
   Other comprehensive
    income (loss)............              34.1              -                -               -             -                -
Purchases/issuances..........                                                 -             180.4           1.2             11.9
Sales/settlements............               -               (1.2)           109.8             -            (7.3)             -
Transfers into/out of
 Level 3 (2).................              20.9               .7              -               -            (3.7)             -
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, Dec. 31, 2009.......     $        12.4   $          1.6    $       299.6   $     2,255.8   $     229.7    $        54.9
                                  ==============  ================  =============   ==============  =============  ==============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                       Fixed
                                     Maturities        Other           Other           GMIB           Separate       GWBL
                                     Available         Equity         Invested      Reinsurance       Accounts      Features
                                      For Sale     Investments(1)      Assets          Asset           Assets      Liability
                                   ------------   ---------------    ----------    -------------    -----------   ----------

Balance, Dec. 31, 2007..........   $   2,503.4    $       3.0        $    160.9    $    124.7       $      40.8   $    -
 Impact of adopting fair value
   guidance, included in
   earnings .................              -              -                 -           210.6               -          -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Jan. 1, 2008........          2,503.4            3.0             160.9         335.3              40.8        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
 Total gains (losses), realized
  and unrealized, included in:
    Earnings as:
     Net investment income...              3.3            -               359.3           -                 -          -
     Investment (losses)
      gains, net.............           (144.5)          (1.1)              -             -               (17.4)       -
     Commissions, fees and
      other income...........              -              -                 -         3,571.2               -          -
     Policyholders' benefits.              -              -                 -             -                 -        265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
           Subtotal..........           (141.2)          (1.1)            359.3       3,571.2             (17.4)     265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
     Other comprehensive
       (loss) income.........           (384.6)            .6               -             -                 -          -
 Purchases/issuances and
  sales/settlements, net.....            (85.6)           (.4)             26.8         915.2             248.6        7.4
 Transfers into/out of
  Level 3(2).................            532.4            -                 -             -                62.3        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Dec. 31, 2008.......      $   2,424.4    $       2.1        $    547.0    $  4,821.7       $     334.3   $  272.6
                                   ============   ===============    ==========    =============    ===========   ==========


        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2009 and 2008 by category for Level 3 assets still held at December 31, 2009 and 2008, respectively:

                                                              EARNINGS
                                         ----------------------------------------------------
                                                          INVESTMENT        CHANGE IN
                                              NET            GAINS        FAIR VALUE OF                         POLICY-
                                          INVESTMENT       (LOSSES),       REINSURANCE                          HOLDERS'
                                            INCOME            NET           CONTRACTS            OCI            BENEFITS
                                         ------------    ------------    --------------     -------------    --------------
                                                                          (IN MILLIONS)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized gains
   or losses
     Fixed maturities,
      available-for-sale:
        Corporate....................    $      -        $      -        $       -          $      (2.2)     $       -
        U.S. Treasury, government
          and agency.................           -               -                -                  -                -
        State and political
          subdivisions...............           -               -                -                 (7.3)             -
        Foreign governments..........           -               -                -                  2.5              -
        Commercial
          mortgage-backed............           -               -                -                 36.8              -
        Residential
          mortgage-backed............           -               -                -                  -                -
        Asset-backed.................           -               -                -                  7.1              -
        Redeemable preferred stock...           -               -                -                 34.1              -
                                         ------------    ------------    --------------     -------------    --------------
            Subtotal.................           -               -                -                 71.0              -
     Equity securities,
        available for sale...........           -               -                -                  -                -
     Other equity investments........           -               -                -                  0.2              -
     Other invested assets...........        (247.4)            -                -                  -                -
     Cash equivalents................           -               -                -                  -                -
     Segregated securities...........           -               -                -                  -                -
     GMIB reinsurance contracts......           -               -           (2,565.9)               -                -
     Separate Accounts' assets.......           -             (95.5)             -                  -                -
     GWBL features' liability........           -               -                -                  -              217.7
                                         ------------    ------------    --------------     -------------    --------------
         Total.......................    $   (247.4)     $    (95.5)     $  (2,565.9)       $      71.2      $     217.7
                                         ============    ============    ==============     =============    ==============

                                                               Earnings
                                              -------------------------------------------
                                                                              Change in
                                                  Net         Investment    Fair Value of                    Policy-
                                              Investment        Gains        Reinsurance                     holders'
                                                Income      (Losses), Net     Contracts          OCI         Benefits
                                              ----------    -------------   -------------    -----------    -----------
                                                                            (In Millions)
Full Year 2008
Still Held at December 31, 2008:
   Change in unrealized gains or losses
     Fixed maturities, available
       for sale....................           $       -     $        -      $        -      $     (394.1)   $        -
     Other equity investments......                   -              -               -                .6             -
     Other invested assets.........                 386.1            -               -               -               -
     Cash equivalents..............                   -              -               -               -               -
     Segregated securities.........                   -              -               -               -               -
     GMIB reinsurance contracts....                   -              -           3,571.2             -               -
     Separate Accounts' assets.....                   -            (16.6)            -               -               -
     GWBL features' liability......                   -              -               -               -             265.2
                                              -----------   -------------   ------------    -------------   ------------
       Total.......................           $     386.1   $      (16.6)   $    3,571.2    $     (393.5)   $      265.2
                                              ===========   =============   ============    =============   ============

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2009 and 2008, no assets were required to be measured at fair value on a non-recurring basis.

        The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2009                               2008
                                                ---------------------------------  ---------------------------------
                                                   CARRYING           FAIR            Carrying            Fair
                                                    VALUE             VALUE            Value             Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        -------------
          Mortgage loans on real estate......... $    3,554.8     $     3,547.4     $     3,673.9     $    3,624.5
          Other limited partnership interests...      1,308.4           1,308.4           1,414.6          1,414.6
          Policyholders liabilities:
            Investment contracts................      2,721.0           2,729.4           3,072.9          3,162.5
            Loans to Affiliates.................      1,048.3           1,077.2             588.3            588.3
          Long-term debt........................        199.9             226.0             199.9            190.8

        Closed Blocks:
        --------------
          Mortgage loans on real estate......... $    1,028.5     $     1,021.2     $     1,107.1     $    1,102.6
          Other equity investments..............          1.5               1.5               2.7              2.7
          SCNILC liability......................          7.6               7.6               8.6              8.6

        Wind-up Annuities(1):
        ---------------------
          Mortgage loans on real estate......... $        -       $         -       $         1.2     $        1.3
          Other equity investments..............          -                 -                 1.3              1.3
          Guaranteed interest contracts.........          -                 -                 5.5              6.2

        (1) At December 31, 2009, the remaining assets and liabilities of the group non-participating wind-up annuity line of business ("Wind-up Annuities") were consolidated into the Company's consolidated balance sheet on a line by line basis. At December 31, 2009 Wind-up Annuities had mortgage loans on real estate with a carrying value of $150.4 million and fair value of $156.4 million; other equity investment, with a carrying value and fair value of $1.3 million and guaranteed interest contracts with a carrying value of $5.4 million and a fair value of $5.6 million.

8)      GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL
           ------------------------------------------------

        The Company has certain variable annuity contracts with GMDB, GMIB, and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2007.........................  $       163.7      $         228.3    $         392.0
          Paid guarantee benefits..........................          (30.6)                (2.7)             (33.3)
          Other changes in reserve.........................          120.0                 84.3              204.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2007.......................          253.1                309.9              563.0
          Paid guarantee benefits..........................          (72.8)                (8.2)             (81.0)
          Other changes in reserve.........................          800.6              1,678.2            2,478.8
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2008.......................          980.9              1,979.9            2,960.8
          Paid guarantee benefits..........................         (249.1)               (57.6)            (306.7)
          Other changes in reserve.........................          354.7               (309.4)              45.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2009.......................  $     1,086.5      $       1,612.9    $       2,699.4
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            -----------------
                                                             (IN MILLIONS)

        Balance at January 1, 2007.........................  $        23.6
          Paid guarantee benefits ceded....................           (7.6)
          Other changes in reserve.........................           11.5
                                                            -----------------
        Balance at December 31, 2007.......................           27.5
          Paid guarantee benefits..........................           (7.1)
          Other changes in reserve.........................          306.9
                                                            -----------------
        Balance at December 31, 2008.......................          327.3
          Paid guarantee benefits..........................          (86.6)
          Other changes in reserve.........................          164.3
                                                            -----------------
        Balance at December 31, 2009.......................  $       405.0
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

        The December 31, 2009 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                     RETURN
                                                       OF
                                                     PREMIUM        RATCHET        ROLL-UP         COMBO             TOTAL
                                                 --------------  ------------   -------------   --------------   --------------
                                                                             (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account..................   $    11,156     $     279      $      161      $       531      $    12,127
             Separate Accounts................   $    25,729     $   6,944      $    4,231      $    31,686      $    68,590
          Net amount at risk, gross...........   $     2,444     $   1,728      $    2,861      $    10,511      $    17,544
          Net amount at risk, net of
             amounts reinsured................   $     2,444     $     1,102    $    1,933      $     4,357      $     9,836
          Average attained age of
             contractholders..................            49.7          62.3            67.0             62.5             53.4
          Percentage of contractholders
             over age 70......................             7.6%         24.8%           41.8%            23.8%            12.9%
          Range of contractually specified
             interest rates..................           N/A             N/A            3%-6%         3%-6.5%          3%-6.5%

        GMIB:
        -----
          Account values invested in:
             General Account..................          N/A             N/A     $       36      $       775      $       811
             Separate Accounts................          N/A             N/A     $    2,836      $    43,484      $    46,320
          Net amount at risk, gross...........          N/A             N/A     $    1,318      $     1,027      $     2,345
          Net amount at risk, net of
             amounts reinsured................          N/A             N/A     $      386      $       253      $       639
          Weighted average years remaining
             until annuitization..............          N/A             N/A              1.1              7.0              6.5
          Range of contractually
             specified interest rates........           N/A             N/A          3%-6%           3%-6.5%          3%-6.5%

        The GWBL related liability was $54.9 million at December 31, 2009; which is accounted for as an embedded derivative. This liability reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature over a range of market consistent economic scenarios.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                 DECEMBER 31,
                                                        ---------------------------
                                                             2009           2008
                                                        ------------  -------------
                                                             (IN MILLIONS)

       GMDB:
          Equity......................................   $ 41,447      $ 30,428
          Fixed income................................      3,957         3,745
          Balanced....................................     20,940        17,469
          Other.......................................      2,246         2,410
                                                        ------------  -------------
          Total.......................................   $ 68,590      $ 54,052
                                                        ============  =============

       GMIB:
          Equity......................................   $ 27,837      $ 19,138
          Fixed income................................      2,514         2,219
          Balanced....................................     15,351        12,887
          Other.......................................        618         1,272
                                                        ------------  -------------
          Total.......................................   $ 46,320      $ 35,516
                                                        ============  =============


        C) Hedging Programs for GMDB, GWBL and GMIB Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes derivative instruments, such as exchange-traded futures contracts, options and interest rate swap and floor contracts as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2009, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $36.45 billion and $6.99 billion, respectively, with the GMDB feature and $17.98 billion and $260.0 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment. Therefore, gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            -------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT       REINSURANCE
                                                               LIABILITY         CEDED             NET
                                                            -------------   --------------  ------------
                                                                             (IN MILLIONS)

       Balance at January 1, 2007.........................   $     66.8      $     (47.9)    $     18.9
          Other changes in reserves.......................         68.2            (59.7)           8.5
                                                            -------------   --------------  ------------
       Balance at December 31, 2007.......................        135.0           (107.6)          27.4
          Other changes in reserves.......................         68.0            (45.0)          23.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2008.......................        203.0           (152.6)          50.4
          Other changes in reserves.......................         52.0            (21.0)          31.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2009.......................   $    255.0      $    (173.6)    $     81.4
                                                            =============   ==============  ============


9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25.0 million and on each second-to-die policy of $30.0 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2009, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 37.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.8% of its current liability exposure resulting from the GMIB feature. See Note 8.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2009 and 2008 were $2,255.8 million and $4,821.7 million, respectively. The (decreases) increases in estimated fair value were $(2,565.9) million, $1,566.8 million and $6.9 million for 2009, 2008 and 2007, respectively.

        At December 31, 2009 and 2008, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $3,028.2 million and $2,897.2 million. Reinsurance payables related to insurance contracts totaling $79.7 million and $62.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2009 and 2008, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $207.0 million and $236.8 million at December 31, 2009 and 2008, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2009 and 2008 were $648.1 million and $732.3 million, respectively.

        The following table summarizes the effect of reinsurance:

                                                                2009             2008           2007
                                                            -------------  --------------   ------------
                                                                           (IN MILLIONS)

        Direct premiums....................................  $     838.2    $    848.3       $    855.1
        Reinsurance assumed................................        202.0         193.8            193.0
        Reinsurance ceded..................................       (609.1)       (283.5)          (243.2)
                                                            -------------  --------------   ------------
        Premiums                                             $     431.1    $    758.6       $    804.9
                                                            =============  ==============   ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $     197.1    $    169.1       $    153.9
                                                            =============  ==============   ============
        Policyholders' Benefits Ceded......................  $     485.2    $  1,221.8       $    510.7
                                                            =============  ==============   ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $       -      $     33.2       $     56.1
                                                            =============  ==============   ============

        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.0 million and $94.4 million at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, respectively, $1,667.4 million and $1,680.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                 2009             2008             2007
                                                            --------------   --------------   --------------
                                                                              (IN MILLIONS)

        Incurred benefits related to current year..........  $       37.6     $      35.5      $       32.9
        Incurred benefits related to prior years...........           6.4             4.2              13.2
                                                            --------------   --------------   --------------
        Total Incurred Benefits............................  $       44.0     $      39.7      $       46.1
                                                            ==============   ==============   ==============

        Benefits paid related to current year..............  $       12.7     $      10.8      $       11.9
        Benefits paid related to prior years...............          34.1            28.8              32.8
                                                            --------------   --------------   --------------
        Total Benefits Paid................................  $       46.8     $      39.6      $       44.7
                                                            ==============   ==============   ==============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              ------------------------------
                                                                                    2009           2008
                                                                              --------------  --------------
                                                                                      (IN MILLIONS)
        Short-term debt:
        AllianceBernstein commercial paper
          (with interest rates of 0.2% and 1.8%).............................  $      249.1    $      284.8
                                                                              --------------  --------------
            Total short-term debt............................................         249.1           284.8
                                                                              --------------  --------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015.....................................         199.9           199.8
                                                                              --------------  --------------
            Total long-term debt.............................................         199.9           199.8
                                                                              --------------  --------------

        Total Short-term and Long-term Debt..................................  $      449.0    $      484.6
                                                                              ==============  ==============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12.9 million, as of December 31, 2009). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2009, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2009, SCB LLC maintained four separate uncommitted credit facilities with various banks totaling $525.0 million. In addition, SCB LLC has two lines of credit with a commercial bank as of December 31, 2009 and December 31, 2008, one for $75.0 million secured by U.S. Treasury Bills and a second for $50.0 million secured by pledges of equity securities.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders that expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. Amounts borrowed under the commercial paper program reduce amounts available for direct borrowing under the revolving credit facility on a dollar-for-dollar basis. AllianceBernstein was in compliance with the covenants as of December 31, 2009.

        Long-term Debt
        ---------------

        At December 31, 2009, the Company was not in breach of any long-term debt covenants.


11)     RELATED PARTY TRANSACTIONS

        Loans to Affiliates
        -------------------

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        Loans from Affiliates
        ---------------------

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        Other Transactions
        ------------------

        On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1.10 billion to a non-insurance subsidiary of AXA Financial in exchange for $700.0 million in cash and $400.0 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $438.9 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $56.3 million, $76.2 million and $63.1 million, respectively, for 2009, 2008 and 2007.

        In 2009, 2008 and 2007, respectively, the Company paid AXA Distribution and its subsidiaries $634.0 million, $754.2 million and $806.9 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $402.4 million, $320.5 million and $340.2 million, respectively, for their applicable share of operating expenses in 2009, 2008 and 2007, pursuant to the Agreements for Services.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2010 is expected to be approximately $348.0 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2009, 2008 and 2007 under this arrangement totaled approximately $0.6 million, zero and $1.7 million, respectively. Claims and expenses paid in 2009, 2008 and 2007 were $0.5 million, zero and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152.0 million, $157.8 million and $143.6 million in 2009, 2008 and 2007, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $50.3 million, $63.0 million and $58.4 million in 2009, 2008 and 2007, respectively. The net receivable related to these contracts was approximately $5.6 million and $3.4 million at December 31, 2009 and 2008, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                    2009               2008              2007
                                                              --------------      --------------    --------------
                                                                                  (IN MILLIONS)
        Investment advisory and services fees..............   $       658.5       $       870.5     $      1,027.6
        Distribution revenues..............................           277.3               378.4              473.4
        Other revenues - shareholder servicing fees........            90.1                99.0              103.6
        Other revenues - other.............................             7.0                 6.9                6.5
        Institutional research services....................             1.1                 1.2                1.6

12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

        For 2009, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $12.8 million and $19.0 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The Company's funding policy to its qualified pension plans (other than those of AllianceBernstein) is to make annual aggregate contributions of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, is greater. Cash contributions during 2010 are estimated to be approximately $215.0 million. AllianceBernstein's policy is to satisfy its funding obligation to its qualified retirement plan each year in an amount not less than the minimum required by ERISA, as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        38.3       $       41.6       $       39.0
        Interest cost......................................          136.2              134.1              128.8
        Expected return on assets..........................         (125.6)            (194.4)            (191.0)
        Curtailment gain...................................            -                 (3.5)               -
        Net amortization...................................           95.3               42.6               57.5
        Plan amendments....................................            1.8                -                  -
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $       146.0       $       20.4       $       34.3
                                                            =================   ================   =================

        Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Projected benefit obligation, beginning of year.......................   $    2,181.1       $    2,222.1
        Service cost..........................................................           30.3               33.6
        Interest cost.........................................................          136.2              134.1
        Actuarial losses (gains)..............................................           68.8              (27.6)
        Plan curtailment......................................................            -                (13.1)
        Benefits paid.........................................................         (177.0)            (168.0)
        Plan amendments.......................................................            1.8                -
                                                                                ----------------   -----------------
        Projected Benefit Obligation, End of Year..............................  $    2,241.2       $    2,181.1
                                                                                ================   =================

        The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2009               2008
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

        Pension plan assets at fair value, beginning of year....................   $    1,460.4      $     2,415.7
        Actual return on plan assets............................................          104.1             (813.6)
        Contributions...........................................................           31.8               35.6
        Benefits paid and fees..................................................         (190.3)            (177.3)
                                                                                  ----------------  -----------------
        Pension plan assets at fair value, end of year..........................        1,406.0            1,460.4
        PBO.....................................................................        2,241.2            2,181.1
                                                                                  ----------------  -----------------
        Excess of PBO Over Pension Plan Assets..................................   $     (835.2)     $      (720.7)
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $835.2 million and $720.7 million at December 31, 2009 and 2008, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,241.2 million and $1,406.0 million, respectively at December 31, 2009 and $2,181.1 million and $1,460.4 million, respectively, at December 31, 2008. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,206.4 million and $1,406.0 million, respectively, at December 31, 2009 and $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008. The accumulated benefit obligation for all defined benefit pension plans were $2,206.4 million and $2,137.7 million at December 31, 2009 and 2008, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2009 and 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2009                 2008
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................... $      1,492.9       $      1,497.0
        Unrecognized prior service cost.....................................            7.5                  3.2
        Unrecognized net transition asset...................................            (.5)                 (.6)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.9       $      1,499.6
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $124.0 million, $(0.9) million, and (0.1) million, respectively.

        The following table discloses the allocation of the fair value of total plan assets for the qualified plans of the Company at December 31, 2009 and 2008:

                                                                                     DECEMBER 31,
                                                                            ------------------------
                                                                               2009         2008
                                                                            -----------  -----------
                                                                                  (IN MILLIONS)

       Fixed maturities..................................................        45.3%       27.9%
       Equity securities.................................................        37.0        54.1
       Equity real estate................................................        11.6        16.7
       Cash and short-term investments...................................         6.1         1.3
                                                                                -------     ------
                                                                                100.0%      100.0%
                                                                                =======     ======

        The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% equity real estate and other investments. Prior to this change, the target asset mix included equity securities, fixed maturities and real estate at 65%, 25% and 10%, respectively. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

        During fourth quarter 2008, a short-term hedge program were executed by the AXA Equitable qualified pension plans to minimize further downside equity risk, which in 2009 was extended for a period of one year.

        The following table discloses the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2009.

                                                                       AT DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        ASSET CATEGORIES
        Fixed maturities:
          Corporate............................. $        -       $       414.8     $         -       $      414.8
          US Treasury, government
            and agency..........................          -               192.4               -              192.4
          States and political subdivisions.....          -                 9.2               -                9.2
          Foreign governments...................          -                 -                 -                -
          Commercial mortgage-backed............          -                 -                 -                -
          Asset-backed..........................          -                 -                 -                -
          Other structured debt.................          -                 -                 6.5              6.5
        Common and preferred equity.............        574.7               1.4               -              576.1
        Mutual funds............................          5.0               -                 -                5.0
        Hedge funds.............................          -                 6.5               -                6.5
        Derivatives, net........................        (95.9)              -                 -              (95.9)
        Private real estate investment funds....          -                 -                12.1             12.1
        Private investment trusts...............          -                44.4             146.7            191.1
        Commercial mortgages....................          -                 -                 1.8              1.8
        Cash and cash equivalents...............         32.0               1.4               -               33.4
        Short-term investments..................         29.2              23.8               -               53.0
                                                ---------------  ----------------  ---------------   ---------------
          Total................................. $      545.0     $       693.9     $       167.1     $    1,406.0
                                                ===============  ================  ===============   ===============

        At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprise approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $146.7 million in a private real estate investment trust through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified plan assets.

        The table below presents a reconciliation for all Level 3 qualified plan assets at December 31, 2009.

                                                           PRIVATE REAL
                                                              ESTATE         PRIVATE
                                             FIXED          INVESTMENT     INVESTMENT      COMMERCIAL
                                          MATURITIES(1)       FUNDS          TRUSTS        MORTGAGES       TOTAL
                                          -------------   -------------   ------------   -------------   ----------
                                                                    (IN MILLIONS)

       Balance at
        December 31, 2008.............    $        5.9    $       15.4    $      224.4   $        2.1    $   247.8
       Actual return on Plan assets:
          Relating to assets still
          held at December 31, 2009...              .6            (2.6)          (77.7)           (.1)       (79.8)
          Relating to assets sold
          during 2009.................             -               (.1)            -               .1          -
       Purchases, sales, issues
        and settlements, net..........             -               (.6)            -              (.3)         (.9)
       Transfers into/
        out of Level 3................             -               -               -              -            -
       Balance at                         ------------    ------------    ------------   ------------    ----------
        December 31, 2009.............    $        6.5    $       12.1    $      146.7   $        1.8    $   167.1
                                          =============   =============   ============   =============   ===========

        (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

        The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2009 and 2008 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2009 and 2008.

                                                                                   2009               2008
                                                                               -------------      -------------
       Discount rates:
         Benefit obligation...............................................         6.00%              6.50%
         Periodic cost....................................................         6.50%              6.25%(1)

       Rates of compensation increase:
         Benefit obligation and periodic cost.............................         6.00%              6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost).....................................         6.75%              8.50%

        (1) For pension plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. The decrease in the expected long-term rate of return assumption in 2009 reflected the revised asset allocation strategy implemented in January 2009.

        Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $15.5 million, $17.3 million and $18.9 million for 2009, 2008 and 2007, respectively.

        The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2010, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2009 and include benefits attributable to estimated future employee service.

                                                              PENSION
                                                              BENEFITS
                                                          ----------------
                                                            (IN MILLIONS)
                               2010...................... $       185.7
                               2011......................         194.1
                               2012......................         195.7
                               2013......................         194.7
                               2014......................         194.1
                               Years 2015-2019...........         947.9

        AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), a direct wholly owned subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding Units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding Units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding Units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $221.1 million, $133.1 million and $289.1 million for 2009, 2008 and 2007, respectively. As further described in Note 13, the cost of the 2009 awards made in the form of restricted Holding Units was measured, recognized, and disclosed as a share-based compensation program.


13)     SHARE-BASED COMPENSATION AND OTHER COMPENSATION PROGRAMS

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $78.4 million, $33.8 million and $81.2 million for share-based payment arrangements as further described herein.

        Performance Units. On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4.3 million and equity settlements of the remainder with approximately 46,615 restricted AXA ADRs for aggregate value of approximately $0.8 million.

        On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on the last day of the vesting period. For 2009, the Company recognized compensation expense of approximately $4.6 million in respect of the March 20, 2009 grant of performance units.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        For 2009, 2008 and 2007, the Company recognized compensation costs of $4.6 million, $5.5 million and $11.6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards are, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2009 and 2008 was $17.5 million and $17.3 million, respectively. Approximately 718,754 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing one-half of the award granted on March 31, 2009.

        Option Plans. On March 20, 2009, approximately 1.7 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 10.00 Euros. Approximately 1.4 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.3 million have a four-year cliff vesting term. In addition, approximately 0.2 million of the total options awarded on March 20, 2009 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between March 20, 2009 and March 20, 2013. All of the options granted on March 20, 2009 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $3.7 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2009, the expense associated with the March 20, 2009 grant of options was approximately $1.4 million.

        On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding Units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $22.9 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding Units generally vest ratably over a five year period.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). The aggregate number of AllianceBernstein Holding Units subject to options granted or otherwise awarded under its long-term incentive compensation plans, may not exceed 41.0 million. At December 31, 2009, approximately 19.6 million options to purchase AllianceBernstein Holding Units and 15.2 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum.

        A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2009 follows:

                                                                     Options Outstanding
                           ------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------   ------------------------------   ---------------------------------
                                                Weighted                          Weighted                           Weighted
                               Number           Average             Number         Average          Number            Average
                             Outstanding        Exercise         Outstanding       Exercise       Outstanding         Exercise
                            (In Millions)        Price          (In Millions)       Price        (In Millions)         Price
                           --------------    ---------------   --------------   -------------   ---------------  ----------------
Options outstanding at
   January 1, 2009........          13.8     (euro)    26.54           12.3      $     20.40             6.7     $        66.11
Options granted...........           2.1     (euro)    10.78             .2      $     12.00             6.6     $        17.06
Options exercised.........            .3     (euro)     -              (1.0)     $     16.01             -       $         -
Options forfeited, net....          (1.2)    (euro)    27.06            (.6)     $     26.74            (0.9)    $        45.09
Options expired...........           -                                  -                                (.3)    $        30.21
                           --------------                     ---------------                   ---------------
Options Outstanding at
   December 31, 2009......          15.0     (euro)    23.75           10.9      $     19.95            12.1     $        41.79
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -                        $     64.4                      $         -
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.92                               3.18                               -
                           ==============                     ===============                   ===============
Options Exercisable at
   December 31, 2009......           6.2     (euro)    24.85           10.9      $     19.4              2.8     $        51.91
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -(2)                     $     64.0                      $         -(2)
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           5.54                               3.16                             2.9
                           ==============                     ===============                   ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2009 of the respective underlying shares over the strike prices of the option awards.

        (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2009 was $15.8 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2009, 2008 and 2007 were $7.7 million, $43.5 million and $141.4 million, respectively, resulting in amounts currently deductible for tax purposes of $2.7 million, $14.6 million and $48.0 million, respectively, for the periods then ended. In 2009, 2008 and 2007, windfall tax benefits of approximately $2.3 million, $10.0 million and $34.3 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2009, AXA Financial held 1.3 million AXA ADRs in treasury at a weighted average cost of approximately $25.38 per ADR, of which approximately 1.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. These call options expired on November 23, 2009. During 2009, AXA Financial utilized approximately 1.0 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2009, 2008 and 2007, respectively.

                                                 AXA Ordinary Shares               AllianceBernstein Holding Units
                                           ---------------------------------   ----------------------------------------
                                             2009       2008        2007           2009          2008         2007
                                           --------   ---------   ----------   ------------   ----------   ------------

        Dividend yield....................  10.69%      7.12%       4.10%         5.2-6.1%        5.4%       5.6-5.7%

        Expected volatility...............   57.5%      34.7%       27.5%          0-44.6%       29.3%     27.7-30.8%

        Risk-free interest rates..........   2.74%      4.19%       4.40%         1.6-2.1%        3.2%       3.5-4.9%

        Expected life in years............    5.5        6.0         5.5          6.0-6.5         6.0        6.0-9.5

        Weighted average fair value per
          option at grant date............ $ 2.57     $ 5.70      $ 9.61       $     3.52     $ 10.85      $   15.96

        For 2009, 2008 and 2007, the Company recognized compensation costs for employee stock options of $20.2 million, $27.0 million, and $38.8 million, respectively. As of December 31, 2009, approximately $53.5 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 4.2 years.

        Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding Units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding Units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

        In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding Units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding Units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding Unit awards was approximately $256.6 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Holding Unit. These Holding Units vest ratably over a 5-year period and are subject to accelerated vesting.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $44.6 million, $6.1 million and $8.6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2009, approximately 12.5 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2009, approximately $236.6 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.9 years.

        The following table summarizes unvested restricted AXA ADR activity for 2009.

                                                                  Weighted
                                                 Shares of        Average
                                                Restricted       Grant Date
                                                   Stock         Fair Value
                                              --------------   ---------------

        Unvested as of January 1, 2009.......      461,102      $      31.92
        Granted..............................       63,088      $      12.30
        Vested...............................      118,626      $      22.31
        Forfeited............................        1,079
                                              --------------
        Unvested as of December 31, 2009.....      404,485      $      31.74
                                              ==============

        Restricted AXA ADRs vested in 2009, 2008 and 2007 had aggregate vesting date fair values of approximately $1.5 million, $3.3 million and $7.0 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $5.6 million.

        Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(0.5) million, $(5.5) million and zero for 2009, 2008 and 2007, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2009 and 2008 was $0.7 million and $1.2 million, respectively. At December 31, 2009, 133,266 tandem SARs/NSOs were outstanding, for which the SARs component had maximum value of $2.0 million. Approximately 80% of these tandem SARs/NSOs expired on February 16, 2010, with the remainder to expire in third quarter 2010. During 2009, 2008 and 2007, respectively, approximately 11,368, 0.7 million and 0.4 million of these awards were exercised at an aggregate cash-settlement value of $0.1 million, $9.2 million and $7.2 million.

        SARs. On March 20, 2009, 129,722 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 10.00 Euros as of the date of exercise. At December 31, 2009, 731,959 million SARs were outstanding, having weighted average remaining contractual term of 8.0 years. The accrued value of SARs at December 31, 2009 and 2008 was $1.1 million and $0.4 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2009, 2008 and 2007, the Company recorded compensation expense for SARs of $0.7 million, $(2.3) million and $1.0 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        AXA Shareplan. In 2009, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to reserve a subscription to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2009. Similar to the AXA Shareplan programs previously offered in 2001 through 2008, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price of $22.06 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at the same formula discounted price on a leveraged basis with a guaranteed return of initial investment plus a variable percentage of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $7.0 million in 2009, $1.1 million in 2008 and $27.7 million in 2007 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2009, 2008 and 2007 primarily invested under Investment Option B for the purchase of approximately 5.5 million, 6.5 million and
        5.3 million AXA ordinary shares, respectively.

        AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2009, 2008 and 2007, respectively, AXA Financial Group recognized compensation expense of approximately $1.8 million, $1.9 million and $5.4 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

14)     NET INVESTMENT (LOSS) INCOME AND INVESTMENT GAINS (LOSSES), NET

        The following table breaks out Net investment (loss) income by asset category:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,582.3        $    1,668.6       $    1,728.5
        Mortgage loans on real estate......................         231.3               251.7              233.5
        Equity real estate.................................           5.7                11.7               14.2
        Other equity investments...........................         (67.8)             (110.9)             236.6
        Policy loans.......................................         238.3               251.3              255.9
        Short-term investments.............................          20.5                30.8               55.1
        Derivative investments.............................      (3,079.4)            7,302.1               86.6
        Broker-dealer related receivables..................          14.8                65.5              234.6
        Trading securities.................................         137.2              (343.5)              29.5
        Other investment income............................          14.2                27.9               51.7
                                                            -----------------   ----------------   -----------------
          Gross investment (loss) income...................        (902.9)            9,155.2            2,926.2

        Investment expenses................................         (73.2)              (64.7)             (78.1)
        Interest expense...................................          (4.4)              (36.5)            (194.4)
                                                            -----------------   ----------------   -----------------

        Net Investment (Loss) Income.......................  $     (980.5)       $    9,054.0       $    2,653.7
                                                            =================   ================   =================

        For 2009, 2008 and 2007, respectively, Net investment (loss) income from derivatives included $(1,769.1) million, $6,622.6 million and $16.4 million of realized (losses) gains on contracts closed during those periods and $(1,310.3) million, $679.5 million and $70.2 million of unrealized (losses) gains on derivative positions at each respective year end.

        Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $        (2.5)      $     (367.3)      $      (55.6)
        Mortgage loans on real estate......................            -                  2.3                7.8
        Equity real estate.................................            (.1)              (1.6)               7.3
        Other equity investments...........................           53.3               11.5               16.9
        Other(1)...........................................            3.0               16.6               16.4
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $        53.7       $     (338.5)      $       (7.2)
                                                            =================   ================   =================

        (1) In 2008 and 2007, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million and $15.5 million for 2008 and 2007, respectively. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2009, no gain or loss was recorded on these transactions.

        Writedowns of fixed maturities were $163.4 million, $285.9 million and $79.0 million in 2009, 2008 and 2007, respectively. There were no writedowns of mortgage loans on real estate in 2009, 2008 and 2007. There were no writedowns of equity real estate in 2009, 2008 and 2007.

        For 2009, 2008 and 2007, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $2,900.7 million, $324.4 million and $1,554.6 million. Gross gains of $319.5 million, $3.3 million and $12.6 million and gross losses of $127.8 million, $94.5 million and $20.3 million were realized on these sales in 2009, 2008 and 2007, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2009, 2008 and 2007 amounted to $2,353.4 million, $(2,525.8) million and $(376.4) million, respectively.

        For 2009, 2008 and 2007, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $39.5 million, $47.7 million and $52.7 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, Attributable to AXA Equitable,
          beginning of year................................ $     (1,270.8)     $       103.6      $       282.2
        Changes in unrealized investment gains
          (losses) on investments..........................        2,494.0           (2,608.8)            (380.5)
        Impact of unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................           58.2             (163.7)              24.8
            DAC............................................         (578.4)             582.0               83.5
            Deferred income tax (expense) benefit..........         (704.6)             746.2              103.4
                                                            -----------------   ----------------   -----------------
        Total..............................................           (1.6)          (1,340.7)             113.4
        Less: Changes in unrealized investment (gains)
          losses attributable to noncontrolling interest...          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $       (67.8)      $    (1,270.8)     $       103.6
                                                           =================   ================   =================

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities............................... $         33.0      $    (2,450.4)     $       155.5
            Other equity investments.......................            8.5               (2.1)               0.8
                                                            -----------------   ----------------   -----------------
              Total........................................           41.5           (2,452.5)             156.3
          Impact of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................          (70.4)            (128.6)              35.1
            DAC............................................          (23.3)             555.1              (26.9)
            Deferred income tax (expense) benefit .........           (0.6)             704.0              (42.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................          (52.8)          (1,322.0)             122.3
        Less: (Income) loss attributable to
          noncontrolling interest..........................          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $        (67.8)     $    (1,270.8)     $       103.6
                                                            =================   ================   =================

15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:
          Current (benefit) expense .......................  $       (81.1)      $     (319.7)      $      464.0
          Deferred (benefit) expense.......................       (1,191.0)           2,010.2              288.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax (benefit) expense..............  $    (1,077.5)      $    1,885.1       $      937.5
        Noncontrolling interest............................         (104.8)            (132.3)            (227.3)
        Separate Accounts investment activity..............          (71.6)             (66.5)             (52.0)
        Non-taxable investment (loss) income...............          (26.9)              26.1              (21.7)
        Adjustment of tax audit reserves...................           (7.4)               9.9               21.5
        State income taxes.................................           11.6               20.5               50.2
        AllianceBernstein Federal and foreign taxes........            6.3              (53.3)              40.2
        Other..............................................           (1.8)               1.0                4.1
                                                            -----------------   ----------------   -----------------
        Income Tax (Benefit) Expense.......................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2009                  December 31, 2008
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $     438.0      $        -        $      297.1      $       -
        Reserves and reinsurance...............          -               878.7               -            1,465.8
        DAC....................................          -             2,307.6               -            2,209.5
        Unrealized investment losses...........         40.2               -               683.6              -
        Investments............................          -               584.7               -              722.2
        Other..................................         67.0               -                 -               47.0
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     545.2      $    3,771.0      $      980.7      $   4,444.5
                                                ===============  ================  ===============   ===============

        The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2009, $534.4 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $88.1 million would need to be provided if such earnings were remitted.

        At December 31, 2009, the total amount of unrecognized tax benefits was $599.9 million, of which $425.5 million would affect the effective rate and $174.4 million was temporary in nature. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million, of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2009 and 2008 were $81.0 million and $77.3 million, respectively. Tax (benefit) expense for 2009, 2008 and 2007, respectively, reflected $3.7 million, $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                    2009               2008               2007
                                                              ----------------   ----------------   ----------------
                                                                                   (IN MILLIONS)
       Balance at January 1...............................    $         428.6    $         343.6    $         325.2
       Additions for tax positions of prior years.........              146.2               81.3               19.2
       Reductions for tax positions of prior years........              (50.2)              (4.9)              (1.5)
       Additions for tax positions of current years.......                1.3                 .9                3.4
       Reductions for tax positions of current year.......                -                  -                 (0.3)
       Settlements with tax authorities...................               (5.8)               7.7               (2.4)
                                                              ----------------   ----------------   ----------------
       Balance, December 31...............................    $         520.1    $         428.6    $         343.6
                                                              ================   ================   ================

        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by state and local tax authorities. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

        In 2009, IRS examinations for years subsequent to 2003 for the Company have been initiated. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2009 and 2008. The following tables reconcile the Earnings (losses) from discontinued operations, net of income taxes and Gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years in the period ended December 31, 2009:

                                                                          2009          2008            2007
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)

       EARNINGS (LOSSES) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $     (9.7)    $   (27.5)     $      (.1)
       Real estate held-for-sale.....................................        12.4          22.7             6.8
       Disposal of business - Enterprise.............................         -             -               1.0
                                                                      -------------  ------------   -------------
       Total.........................................................  $      2.7     $    (4.8)     $      7.7
                                                                      =============  ============   =============

       GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      -       $     6.3      $      3.2
       Disposal of business - Enterprise.............................         -             -               (.4)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      -       $     6.3      $      2.8
                                                                      =============  ============   =============

        During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $123.5 million. Proceeds on the sale that were received by Wind-up Annuities' were $319.6 million. In connection with the sale, Wind-up Annuities acquired a $150.0 million mortgage from the affiliate on the property sold and a $50.3 million interest in another equity real estate property from continuing operations.

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multi-manager Funds Trust, AXA Enterprise Funds Trust and The Enterprise

        Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. In 2007, $0.7 million pre-tax ($0.4 million post-tax) of severance and transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007, on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2009 and 2008, there were no impairments recorded on intangible assets associated with AXA Enterprise Fund's investment management contracts based upon fair value. At December 31, 2009 and 2008, there were no assets or liabilities related to these operations.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, and which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established. Due to the significant decline in in-force business, at December 31, 2009 the remaining assets and liabilities of the Wind-up Annuities were consolidated into the Company's consolidated balance sheet on a line-by-line basis.

        The Company evaluates the need for an allowance for future losses quarterly; the process involved comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment was required. Investment and benefit cash flow projections were updated annually as part of the Company's annual planning process. If the Company's analysis in any given period indicates that an allowance for future losses was not necessary, any current period Wind-up Annuities' operating losses or earnings were recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2009, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involved numerous estimates and subjective judgments regarding the expected performance of invested assets held for the Wind-up Annuities' business and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, the establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                  2009(1)                2008
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $530.5 and $661.8)..............................  $      543.5         $      602.1
        Mortgage loans on real estate........................................         150.4                  1.2
        Equity real estate...................................................          92.2                162.2
        Other invested assets................................................          84.4                  1.3
                                                                              -----------------    -----------------
          Total investments..................................................         870.5                766.8
        Other assets.........................................................            .5                 77.1
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      871.0         $      843.9
                                                                              =================    =================

        Policyholders liabilities............................................  $      705.1         $      723.4
        Other liabilities....................................................         165.9                120.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      871.0         $      843.9
                                                                              =================    =================

        (1) Amounts are now included in the consolidated balance sheet at December 31, 2009 on a line-by-line basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $10.2, $19.3 and $19.6)..............  $        60.0       $       64.0       $       64.9
        Investment (losses) gains, net:
          Total OTTI losses................................           (5.1)              (5.6)              (8.6)
          Portion of loss recognized in other
             comprehensive income..........................            -                  -                  -
                                                            -----------------   ----------------   -----------------
               Net impairment losses recognized............           (5.1)              (5.6)              (8.6)
          Other investment (losses) gains, net.............           (1.3)                .8                7.8
                                                            -----------------   ----------------   -----------------
                 Total investment losses, net..............           (6.4)              (4.8)               (.8)
                                                            -----------------   ----------------   -----------------
        Policy fees, premiums and other income.............           (2.8)                .1                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           50.8               59.3               64.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           69.2              101.7               80.0
        Losses charged to the
          allowance for future losses......................            -                  -                (15.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (18.4)             (42.4)               (.1)

        Income tax benefit ................................            8.7               14.9                -
                                                            -----------------   ----------------   -----------------

        Losses from Wind-up Annuities......................  $        (9.7)      $      (27.5)      $        (.1)
                                                            =================   ================   =================

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments........... $          9.2      $    (1,322.0)     $       122.3
        Defined benefit pensions plans.....................         (967.9)            (964.8)            (371.5)
        Impact of implementing new accounting guidance,
          net of taxes.....................................          (62.0)               -                  -
                                                            -----------------   ----------------   -----------------
        Total accumulated other
          comprehensive loss...............................       (1,020.7)          (2,286.8)            (249.2)
        Accumulated other comprehensive (income) loss
          attributable to noncontrolling interest..........          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Accumulated Other Comprehensive Loss Attributable
          to AXA Equitable................................. $     (1,035.7)     $    (2,235.6)     $      (267.9)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period..................................... $      2,391.1      $    (2,533.5)     $      (357.8)
          (Gains) losses reclassified into net (loss)
            earnings during the period.....................         (164.9)              75.3               22.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......        2,556.0           (2,608.8)            (380.5)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................       (1,224.8)           1,164.5              211.7
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses),
          net of adjustments...............................        1,331.2           (1,444.3)            (168.8)
        Change in defined benefits pension plans...........           (3.1)            (593.3)              78.0
                                                            -----------------   ----------------   -----------------
        Total other comprehensive income (loss),
          net of income taxes..............................        1,328.1           (2,037.6)             (90.8)
        Other comprehensive (income) loss
          attributable to noncontrolling interest..........          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Other Comprehensive Income (Loss)
          Attributable to AXA Equitable.................... $      1,261.9      $    (1,967.7)     $      (100.6)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2009, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2010-2014 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2010 and the four successive years are $203.9 million, $205.2 million, $212.5 million, $218.8 million, $210.7 million and $2,243.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2010 and the four successive years is $8.4 million, $5.4 million, $4.0 million, $3.9 million, $3.6 million and $9.4 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2010 and the four successive years is $0.6 million, $0.5 million, $0.4 million, $0.2 million, $0.1 million and zero thereafter.

        Restructuring
        -------------

        As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009                2008               2007
                                                            ------------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.......................... $        59.6      $        30.7      $        18.3
        Additions  .........................................          79.1               67.9               24.9
        Cash payments ......................................        (111.5)             (33.8)             (10.8)
        Other reductions....................................          (6.9)              (5.2)              (1.7)
                                                            ------------------  -----------------  ------------------
        Balance, End of Year ............................... $        20.3      $        59.6      $        30.7
                                                            ==================  =================  ==================

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2009, these arrangements include commitments by the Company to provide equity financing of $615.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2009. AXA Equitable had $56.8 million of commitments under existing mortgage loan agreements at December 31, 2009.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2009, AllianceBernstein was not required to perform under the agreement and at December 31, 2009 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In April 2008, the plaintiffs filed a motion for class certification. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction, which was denied by the Court in February 2009. In March 2009, AXA Equitable stipulated to class certification relating to the imposition of a "cap" or "company contribution limit" on the amount it would contribute to retiree's health care costs. In June 2009, AXA Equitable filed an opposition to class certification of the claim in which plaintiffs allege that AXA Equitable improperly replaced certain health care options with purportedly inferior options. In December 2009, the Court denied the health care options class certification, allowing plaintiffs to replead. In January 2010, the plaintiffs filed a second amended complaint. The trial date is currently scheduled for June 2010.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. The resolution of the lawsuits alleging these and other claims in the past have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $311.6 million during 2010. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2009, 2008 and 2007, the Insurance Group statutory net income (loss) totaled $1,782.9 million, $(1,074.8) million and $605.8 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,838.0 million and $3,588.1 million at December 31, 2009 and 2008, respectively. In 2007, AXA Equitable paid $600.0 million in shareholder dividends; no dividends were paid in 2009 and 2008.

        At December 31, 2009, AXA Equitable, in accordance with various government and state regulations, had $84.4 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2010 will approximate $71.0 million.

        At December 31, 2009 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2009.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings and equity on a U.S. GAAP basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock.................................... $        (39.1)     $    (3,414.3)     $        71.7
        Change in AVR......................................          288.9             (808.4)            (167.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          249.8           (4,222.7)             (95.5)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (5,995.3)               3.2              415.1
          DAC..............................................          860.4           (2,089.9)             620.1
          Deferred income taxes............................        1,167.0           (4,116.6)            (677.8)
          Valuation of investments.........................         (659.3)           3,695.4                2.8
          Valuation of investment subsidiary...............         (578.9)           5,046.4              461.7
          Change in fair value of GMIB
             reinsurance contracts.........................       (2,565.9)           1,566.8                6.9
          Pension adjustment..............................            17.0            1,389.7                -
          Premiums and benefits ceded to AXA Bermuda......         5,540.8            2,846.7                -
          Issuance of surplus notes.......................             -             (1,000.0)               -
          Shareholder dividends paid......................             -                  -                600.0
          Changes in non-admitted assets...................           29.5              136.9               19.4
          Other, net.......................................          (32.4)             (12.6)            (150.3)
          U.S. GAAP adjustments for Wind-up Annuities .....         (195.5)             (16.7)              31.2
                                                            -----------------   ----------------   -----------------
        U.S. GAAP Net (Loss) Earnings ..................... $     (2,162.8)     $     3,226.6      $     1,233.6
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................ $      3,115.9      $     3,155.0      $     6,569.3
        AVR................................................          722.0              433.1            1,242.7
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,837.9            3,588.1            7,812.0
        Adjustments:
          Future policy benefits and policyholders'
             account balances..............................       (1,463.6)          (1,487.3)          (2,270.2)
          DAC..............................................        7,745.2            7,482.0            9,019.3
          Deferred income taxes............................       (3,704.9)          (4,585.1)          (1,089.3)
          Valuation of investments.........................          672.8           (2,312.5)             457.1
          Valuation of investment subsidiary...............       (1,018.9)             588.1           (4,458.3)
          Fair value of GMIB reinsurance contracts.........        2,255.8            4,821.7              124.7
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,177.5            3,495.8                -
          Non-admitted assets..............................        1,036.2            1,144.0            1,014.5
          Issuance of surplus notes........................       (1,524.9)          (1,524.9)            (524.8)
          Other, net.......................................         (152.2)             141.3               76.0
          U.S. GAAP adjustments for Wind-up Annuities......            -                 12.4                1.5
                                                            -----------------   ----------------   ------------------
        U.S. GAAP Total AXA Equitable Equity............... $     10,860.9      $    11,363.6      $    10,162.5
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2009               2008               2007
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $       336.3       $    15,075.4     $     6,903.3
       Investment Management (1)..........................         2,941.7             3,542.7           4,561.8
       Consolidation/elimination..........................           (36.0)              (76.5)            (91.4)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     3,242.0       $    18,541.6     $    11,373.7
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $55.6 million, $93.3 million and $128.9 million for 2009, 2008 and 2007, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT (LOSS) EARNINGS FROM CONTINUING                    2009                2008               2007
          OPERATIONS BEFORE INCOME TAXES:                   -----------------   -----------------  -----------------
                                                                                   (IN MILLIONS)

       Insurance..........................................   $    (3,665.7)     $     4,453.8      $     1,278.0
       Investment Management..............................           588.7              932.2            1,400.5
       Consolidation/elimination..........................            (1.7)               (.4)               -
                                                            -----------------   -----------------  -----------------
       Total (Loss) Earnings from Continuing Operations
          before Income Taxes.............................   $    (3,078.7)     $     5,385.6      $     2,678.5
                                                            =================   =================  =================

                                                                                     DECEMBER 31,
                                                                    ------------------------------------------------
                                                                             2009                     2008
                                                                    -----------------------   ----------------------
                                                                                     (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................            $    139,202.3           $    123,757.3
       Investment Management..............................                  10,770.7                 12,520.2
       Consolidation/elimination..........................                     (68.6)                   (11.2)
                                                                    -----------------------   ----------------------
       Total Assets.......................................            $    149,904.4           $    136,266.3
                                                                    =======================   ======================

        In accordance with SEC regulations, securities with a fair value of $947.9 million and $2,547.9 million have been segregated in a special reserve bank custody account at December 31, 2009 and 2008, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2009 and 2008 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2009
        ----
        Total Revenues................ $      1,320.3     $     (1,033.8)     $     1,685.1        $     1,270.4
                                       =================  =================   ==================   ==================

        Loss from Continuing
          Operations, Net of Income
          Taxes....................... $       (315.4)    $     (1,347.4)     $      (140.6)       $      (362.1)
                                       =================  =================   ==================   ==================

        Net Loss, Attributable to
          AXA Equitable............... $       (310.3)    $     (1,343.9)     $      (145.1)       $      (363.5)
                                       =================  =================   ==================   ==================

        2008
        ----
        Total Revenues................ $      3,782.6     $      2,401.3      $     3,377.7        $     8,980.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations, Net of
          Income Taxes................ $        595.6     $        505.1      $        91.6        $     2,032.8
                                       =================  =================   ==================   ==================

        Net Earnings, Attributable to
          AXA Equitable............... $        607.4     $        510.6      $        96.6        $     2,012.0
                                       =================  =================   ==================   ==================

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EQUI-VEST(R)
Employer-Sponsored Retirement Plans


PROSPECTUS DATED MAY 1, 2010


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options").

This prospectus is not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the contract, the description of the contract's provisions in this prospectus is qualified in its entirety by the terms of the actual contract. The contract should be read carefully. You should read this prospectus in conjunction with any applicable supplements.

Each of these contracts may not currently be available in all states.


--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
 FIXED INCOME
--------------------------------------------------------------------------------
o AXA Conservative Allocation*           o EQ/Money Market
o AXA Conservative-Plus Allocation*      o EQ/PIMCO Ultra Short Bond
o EQ/Core Bond Index                     o EQ/Quality Bond PLUS
o EQ/Franklin Core Balanced              o Multimanager Core Bond
o EQ/Global Bond PLUS                    o Multimanager Multi-Sector Bond
o EQ/Intermediate Government Bond Index
--------------------------------------------------------------------------------
 DOMESTIC STOCKS
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*             o EQ/Mid Cap Index
o AXA Moderate-Plus Allocation*          o EQ/Mid Cap Value PLUS
o EQ/AllianceBernstein Small Cap         o EQ/Montag & Caldwell Growth
  Growth                                 o EQ/Morgan Stanley Mid Cap Growth**
o EQ/AXA Franklin Small Cap Value Core   o EQ/Mutual Large Cap Equity
o EQ/BlackRock Basic Value Equity        o EQ/Small Company Index
o EQ/Boston Advisors Equity Income       o EQ/T. Rowe Price Growth Stock
o EQ/Calvert Socially Responsible        o EQ/Templeton Global Equity
o EQ/Capital Guardian Growth             o EQ/UBS Growth and Income
o EQ/Capital Guardian Research           o EQ/Van Kampen Comstock
o EQ/Common Stock Index                  o EQ/Wells Fargo Advantage Omega
o EQ/Davis New York Venture              Growth**
o EQ/Equity 500 Index                    o Multimanager Aggressive Equity
o EQ/Equity Growth PLUS                  o Multimanager Large Cap Core Equity
o EQ/Franklin Templeton Allocation       o Multimanager Large Cap Growth***
o EQ/GAMCO Mergers and Acquisitions      o Multimanager Large Cap Value
o EQ/GAMCO Small Company Value           o Multimanager Mid Cap Growth
o EQ/JPMorgan Value Opportunities        o Multimanager Mid Cap Value
o EQ/Large Cap Core PLUS                 o Multimanager Small Cap Growth
o EQ/Large Cap Growth Index              o Multimanager Small Cap Value
o EQ/Large Cap Growth PLUS               o Multimanager Technology
o EQ/Large Cap Value Index               o Target 2015 Allocation
o EQ/Large Cap Value PLUS                o Target 2025 Allocation
o EQ/Lord Abbett Growth and Income       o Target 2035 Allocation
o EQ/Lord Abbett Large Cap Core          o Target 2045 Allocation
--------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International     o EQ/International Growth
o EQ/BlackRock International Value       o EQ/Oppenheimer Global
o EQ/Global Multi-Sector Equity          o Multimanager International Equity
o EQ/International Core PLUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 BALANCED/HYBRID
--------------------------------------------------------------------------------
o All Asset Allocation                   o AXA Moderate Allocation*
--------------------------------------------------------------------------------


*   The AXA Allocation portfolios.


** This is the variable investment option's new name, effective on or about May 1, 2010, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this prospectus for the variable investment option's former name.

*** Please see "Portfolios of the Trusts" later in this prospectus regarding the planned substitution of this variable investment option.


You allocate amounts to the variable investment options, under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of the AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                          X02889
                                 EV-Employer Sponsored Retirement Plans (IF/NB)

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TYPES OF CONTRACTS. For existing and new contract owners, we offer different
"series" of contracts for use as:

Employer-funded traditional individual retirement annuities ("IRAs"):

o A simplified employee pension plan ("SEP") sponsored by an employer.

o SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997. Although we still issue these contracts to employees whose employer's plans enrolled on this basis, plans of this type are no longer available under EQUI-VEST(R) to new employer groups without existing plans.

o SIMPLE IRAs funded by employee salary reduction and employer contributions.

Other employer-sponsored contracts:

o Trusteed contracts to fund defined contribution "HR-10" or "Keogh" plans of employers who are sole proprietorships, partnerships, or business trusts, or plans of corporations, including non-profit organizations and states or local governmental entities.

o Annuitant-Owned contracts to fund defined contribution HR-10 or Keogh plans.

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (basic "TSA") for public schools and nonprofit entities under Internal Revenue Code Section 501(c)(3).

o A TSA annuity issued to participants of TSA plans generally sponsored by universities ("University TSA") that prohibits loans and has restrictions not included in a basic TSA.

o To fund Internal Revenue Code Section 457 employee deferred compensation ("EDC") plans of state and municipal governments and tax-exempt organizations.

Minimum contribution amounts of $20 may be made under the contract.

For existing contract owners only:

o Original contracts (see Appendix 1).


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2010, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and are receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendices I and IV.

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Contents of this prospectus

--------------------------------------------------------------------------------

EQUI-VEST(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        7
How to reach us                                                              8
EQUI-VEST(R) employer-sponsored retirement plans
     at a glance -- key features                                            10

--------------------------------------------------------------------------------
FEE TABLE                                                                   12
--------------------------------------------------------------------------------
Examples                                                                    15
Examples: EQUI-VEST(R) series 100 and 200 contracts                         16
Examples: EQUI-VEST(R) series 200 Trusteed contracts                        16
Examples: EQUI-VEST(R) series 300 contracts                                 16
Examples: EQUI-VEST(R) series 400 contracts                                 16
Condensed financial information                                             17

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           18
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        18
Owner and annuitant requirements                                            20
How you can make your contributions                                         20
What are your investment options under the contract?                        20
Portfolios of the Trusts                                                    21
Selecting your investment method                                            28
ERISA considerations for employers                                          29
Allocating your contributions                                               29
Your right to cancel within a certain number of days                        29

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        30
--------------------------------------------------------------------------------
Your account value and cash value                                           30
Your contract's value in the variable investment options                    30
Your contract's value in the guaranteed interest option                     30
Your contract's value in the fixed maturity options                         30

Insufficient account value                                                  30


--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG
     INVESTMENT OPTIONS                                                     31
--------------------------------------------------------------------------------
Transferring your account value                                             31
Disruptive transfer activity                                                31
Automatic transfer options                                                  32
Investment simplifier                                                       32
Rebalancing your account value                                              33

----------------------
"We," "our" and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                                                  Contents of this prospectus  3

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                           www.axa-equitable.com/green

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     34
--------------------------------------------------------------------------------
Withdrawing your account value                                              34
How withdrawals are taken from your account value                           35
Loans under TSA, governmental employer EDC and Corporate
     Trusteed contracts                                                     35
Termination                                                                 36
Texas ORP participants                                                      36
When to expect payments                                                     36
Your annuity payout options                                                 37

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     39
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          39
Charges under the contracts                                                 39
For all contract series                                                     43
Charges that the Trusts deduct                                              43
Variation in charges                                                        44

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 45
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     45
How death benefit payment is made                                           45
Beneficiary continuation option (For TSAs, SEPs, SARSEP
     and SIMPLE IRAs only)                                                  46

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          47
--------------------------------------------------------------------------------
Tax information and ERISA matters                                           47
Buying a contract to fund a retirement arrangement                          47

Special rule for conversions to Roth IRA in 2010                            47

Special rules for tax-favored retirement plans                              47
Additional "Saver's Credit" for salary reduction contributions to
     certain plans or a traditional IRA or Roth IRA                         47
Qualified plans                                                             48
Tax-sheltered annuity arrangements (TSAs)                                   48
Distributions from Qualified Plans and TSAs                                 51
Simplified Employee Pensions (SEPs)                                         53
SIMPLE IRAs (Savings Incentive Match Plan)                                  54
Public and tax-exempt organization employee
     deferred compensation plans (EDC Plans)                                54
Traditional Individual Retirement Annuities
     (traditional IRAs)                                                     56
ERISA matters                                                               62
Certain rules applicable to plans designed
     to comply with Section 404(c) of ERISA                                 63
Federal and state income tax withholding and
     information reporting                                                  63
Federal income tax withholding on periodic annuity payments                 63
Federal income tax withholding on non-periodic annuity
     payments (withdrawals)                                                 63
Mandatory withholding from TSA, governmental employer EDC
     and qualified plan distributions                                       63
Impact of taxes to AXA Equitable                                            64

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         65
--------------------------------------------------------------------------------
About our Separate Account A                                                65
About the Trusts                                                            65
About our fixed maturity options                                            65
About the general account                                                   66
About other methods of payment                                              67
Dates and prices at which contract events occur                             67
About your voting rights                                                    67
Statutory compliance                                                        68
About legal proceedings                                                     68
Financial statements                                                        68
Transfers of ownership, collateral assignments,
     loans, and borrowing                                                   68
Funding changes                                                             68
Distribution of the contracts                                               68

--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           71
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I   -- Original contracts                                                  I-1
II  -- Condensed financial information                                    II-1
III -- Market value adjustment example                                   III-1
IV  -- State contract availability and/or variations of
       certain features and benefits                                      IV-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this prospectus

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Contents of this Prospectus (Cont'd.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY PROSPECTUSES FOR THE PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ
   ADVISORS TRUST
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                          AAA 1-3
AXA Conservative Allocation                                        ACA 1-3
AXA Conservative-Plus Allocation                                  ACPA 1-3
AXA Moderate Allocation                                            AMA 1-3
AXA Moderate-Plus Allocation                                      AMPA 1-3
Multimanager Aggressive Equity                                    MMAE 1-4
Multimanager Core Bond                                            MMCB 1-4
Multimanager International Equity                                 MMIE 1-4
Multimanager Large Cap Core Equity                              MMLCCE 1-4
Multimanager Large Cap Growth                                    MMLCG 1-3
Multimanager Large Cap Value                                     MMLCV 1-4
Multimanager Mid Cap Growth                                      MMMCG 1-4
Multimanager Mid Cap Value                                       MMMCV 1-4
Multimanager Multi-Sector Bond                                    MMSB 1-4
Multimanager Small Cap Growth                                    MMSCG 1-4
Multimanager Small Cap Value                                     MMSCV 1-4
Multimanager Technology                                            MMT 1-4
Target 2015 Allocation                                           2015A 1-4
Target 2025 Allocation                                           2025A 1-4
Target 2035 Allocation                                           2035A 1-4
Target 2045 Allocation                                           2045A 1-4
All Asset Allocation                                              EQAA 1-4
EQ/AllianceBernstein International                               EQABI 1-3
EQ/AllianceBernstein Small Cap Growth                           EQASCG 1-3
EQ/AXA Franklin Small Cap Value Core                            EQAFSC 1-4
EQ/BlackRock Basic Value Equity                                  EQBBV 1-3
EQ/BlackRock International Value                                EQBINT 1-3
EQ/Boston Advisors Equity Income                                EQBAEI 1-3
EQ/Calvert Socially Responsible                                  EQCSR 1-4
EQ/Capital Guardian Growth                                       EQCGG 1-3
EQ/Capital Guardian Research                                     EQCGR 1-3
EQ/Common Stock Index                                            EQCTI 1-3
EQ/Core Bond Index                                               EQCBI 1-3
EQ/Davis New York Venture                                        EQDNY 1-3
EQ/Equity 500 Index                                             EQ500I 1-3
EQ/Equity Growth PLUS                                            EQEGP 1-4
EQ/Franklin Core Balanced                                        EQFCB 1-5
EQ/Franklin Templeton Allocation                                 EQFTA 1-4
EQ/GAMCO Mergers and Acquisitions                                EQGMA 1-4
EQ/GAMCO Small Company Value                                    EQGSCV 1-3
EQ/Global Bond PLUS                                              EQGBP 1-4
EQ/Global Multi-Sector Equity                                   EQGMSE 1-4
EQ/Intermediate Government Bond Index                           EQIGBI 1-3
EQ/International Core PLUS                                       EQICP 1-4
EQ/International Growth                                           EQIG 1-3
EQ/JPMorgan Value Opportunities                                 EQJPMV 1-3
EQ/Large Cap Core PLUS                                          EQLCCP 1-4
EQ/Large Cap Growth Index                                       EQLCGI 1-3
EQ/Large Cap Growth PLUS                                        EQLCGP 1-4
EQ/Large Cap Value Index                                        EQLCVI 1-3
EQ/Large Cap Value PLUS                                         EQLCVP 1-4

                                      Contents of this Prospectus (Cont'd.)  4-a
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EQ/Lord Abbett Growth and Income                                EQLAGI 1-3
EQ/Lord Abbett Large Cap Core                                   EQLALC 1-3
EQ/Mid Cap Index                                                 EQMCI 1-3
EQ/Mid Cap Value PLUS                                           EQMCVP 1-4
EQ/Money Market                                                   EQMM 1-3
EQ/Montag & Caldwell Growth                                      EQMCG 1-3
EQ/Morgan Stanley Mid Cap Growth                                 EQMSG 1-3
EQ/Mutual Large Cap Equity                                      EQMLCE 1-5
EQ/Oppenheimer Global                                             EQOG 1-4
EQ/PIMCO Ultra Short Bond                                        EQPUS 1-3
EQ/Quality Bond PLUS                                             EQQBP 1-4
EQ/Small Company Index                                           EQSCI 1-3
EQ/T.Rowe Price Growth Stock                                     EQTGS 1-3
EQ/Templeton Global Equity                                       EQTGE 1-4
EQ/UBS Growth and Income                                         EQUGI 1-3
EQ/Van Kampen Comstock                                           EQVKC 1-3
EQ/Wells Fargo Advantage Omega Growth                           EQWFAO 1-3

4-b  Contents of this Prospectus (Cont'd.)
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Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                                                        Page

account value                                                             30
annuitant                                                                 29
annuity payout options                                                    20
Annuitant-Owned HR-10                                                  cover
AXA Equitable Access Account                                              45
beneficiary                                                               45
beneficiary continuation option                                           46
business day                                                              20
cash value                                                                30
contract date                                                             18
contract date anniversary                                                 18
contract year                                                             18
contributions                                                             18
disruptive transfer activity                                              31
DOL                                                                       48
EDC                                                                    cover
ERISA                                                                     29
elective deferral contributions                                           48
fixed maturity amount                                                     27
fixed maturity option                                                     27
guaranteed interest option                                                27
IRA                                                                    cover
investment options                                                 cover, 20
market adjusted amount                                                    27
market timing                                                             31
market value adjustment                                                   27
maturity value                                                            27
nonelective contribution                                                  54
Online Account Access                                                      8
Original contracts                                                Appendix I
partial withdrawals                                                       34
portfolio                                                              cover
processing office                                                          8
rate to maturity                                                          27
Required Beginning Date                                                   61
SAI                                                                    cover
SEC                                                                    cover
salary reduction contributions                                            47
SARSEP                                                                 cover
SEP                                                                    cover
SIMPLE IRA                                                             cover
TOPS                                                                       8
Trusteed contracts                                                     cover
TSA                                                                    cover
Trusts                                                                 cover
unit                                                                      30
unit investment trust                                                     65
variable investment options                                        cover, 20

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

  --------------------------------------------------------------------------
  Prospectus                    Contract or Supplemental Materials
  --------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
  variable investment options   Investment Funds or Investment Divisions
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  guaranteed interest option    Guaranteed Interest Account
  unit                          Accumulation unit
  unit value                    Accumulation unit value
  --------------------------------------------------------------------------

                                                Index of key words and phrases 5
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In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss four series of contracts. Once you have purchased a contract you can identify the EQUI-VEST(R) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:


------------------------------------------------------------------------------------------------------------------------------------
TSA, SEP, EDC, ANNUITANT-OWNED HR-10 AND TRUSTEED CONTRACTS.                 series 100

                                                                             This series is no longer available for new purchasers
                                                                             except in NJ (for EDC and Trusteed) and NY (for
                                                                             Trusteed).
------------------------------------------------------------------------------------------------------------------------------------
TSA, EDC, ANNUITANT-OWNED HR-10, TRUSTEED, SEP AND SARSEP CONTRACTS.         series 200

                                                                             This series is available for new purchasers of
                                                                             Trusteed and Annuitant-Owned HR-10 contracts in all
                                                                             states except in NY and NJ. Also available for SEP and
                                                                             SARSEP contracts in MD, OR and WA.

                                                                             This series is available for TSA and EDC in a limited
                                                                             number of states. Your financial professional can
                                                                             provide information about state availability.

------------------------------------------------------------------------------------------------------------------------------------
SEP AND SARSEP CONTRACTS IN ALL STATES EXCEPT IN MD, OR AND WA.              series 300
------------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA CONTRACTS IN ALL APPROVED STATES.                                 series 400
------------------------------------------------------------------------------------------------------------------------------------


We also have contracts that we refer to as "Original contracts." These contracts are no longer available for new purchasers. Any information about original contracts which is different from the current series we offer can be found in Appendix I, which will be referenced throughout this prospectus when it applies.

6 Index of key words and phrases
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Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                        Who is AXA Equitable?  7
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HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

FOR CORRESPONDENCE WITH CHECKS:

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

AXA Equitable
EQUI-VEST(R)
Unit Annuity Lockbox
P.O. Box 13463
Newark, NJ 07188-0463


--------------------------------------------------------------------------------
FOR TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED LOAN REPAYMENTS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R) Loan Repayments Lockbox
P.O. Box 13496
Newark, NJ 07188-0496

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable
JPMorganChase
EQUI-VEST(R) Lockbox #13463
4 Chase Metrotech Center (7th Floor)
Brooklyn, NY 11245-0001
Telephone number to be listed on express mail packages
Attn: Extraction Supervisor, (718) 242-2992

FOR CORRESPONDENCE WITHOUT CHECKS:

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R) Processing Office
P.O. Box 4956
Syracuse, NY 13221-4956

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(R) Processing Office
100 Madison Street, Suite 1000
Syracuse, NY 13202

                       ----------------------------------

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions;

o For TSA, University TSA and EDC - quarterly statements of your contract values as of the close of each calendar quarter; and

o For all other markets - quarterly statements of your contract values as of the close of each calendar quarter in which (i) there was a financial transaction in that calendar quarter or (ii) your account value is $50,000 or more, even if there was no financial transaction.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

o elect the investment simplifier.

Under Online Account Access only you can:

o elect to receive certain contract statements electronically;

8  Who is AXA Equitable?
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o change your address; and

o access "Frequently Asked Questions" and certain service forms.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800)755-7777. You may use Online Account Access by visiting our website at www.axa-equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

--------------------------------------------------------------------------------
TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------
You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) election of the automatic investment program (not applicable to all contracts);

(2)  election of the investment simplifier;

(3)  election of the automatic deposit service;

(4)  election of the rebalancing program;

(5)  election of required minimum distribution automatic withdrawal option;

(6) election of beneficiary continuation option (TSA, SEP, SARSEP, and SIMPLE IRA contracts only);

(7)  transfer/rollover of assets to another carrier;


(8) request for a loan (ERISA and non-ERISA TSA if permitted by plan, governmental employer EDC (subject to state availability) and Corporate Trusteed contracts);

(9)  tax withholding election;

(10) contract surrender and withdrawal requests; and

(11) death claims.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers among investment options; and

(4) change of ownership (when applicable).

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) investment simplifier;

(3) rebalancing program;

(4) systematic withdrawals; and

(5) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. For TSA, SEP, and SIMPLE IRA contracts we need the annuitant's signature and in some cases the Plan Administrator's signature if the Plan requires it.

                                                        Who is AXA Equitable?  9
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EQUI-VEST(R) contracts for employer-sponsored retirement plans at a glance --
key features
--------------------------------------------------------------------------------



Professional           EQUI-VEST(R)'s variable investment options invest in different portfolios sub-advised by professional
investment             investment advisers.
management
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed             o Principal and interest guarantees
interest option
                       o Interest rates set periodically
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity         o 10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10 years (1 to 7
options                  in Oregon).

                       o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                       ------------------------------------------------------------------------------------------------------------
                       If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
                       ------------------------------------------------------------------------------------------------------------
                       Only available for contracts in states where approved.
------------------------------------------------------------------------------------------------------------------------------------
Tax advantages         o On earnings inside    No tax until you make withdrawals from your contract or receive
                         the contract          annuity payments.

                       o On transfers inside   No tax on transfers among investment options.
                         the contract
                       ------------------------------------------------------------------------------------------------------------
                       Because you are purchasing or contributing to an annuity contract to fund a tax-favored employer sponsored retirement arrangement, you should be aware that such contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," later in this prospectus.)
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts   o $20 (minimum) each contribution
                       o Maximum contribution limitations apply to all contracts.
                       ------------------------------------------------------------------------------------------------------------
                       In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at contract issue) under all EQUI-VEST(R) series, EQUI-VEST(R) At Retirement(SM) and At
                       Retirement(SM)contracts with the same owner or annuitant. Currently, we refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts of which you are the owner or under which you are the annuitant would total $2.5 million. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i)
                       change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, see "How you can purchase and contribute to your contract" in
                       "Contract features and benefits" later in this prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Partial withdrawals

                       o Several withdrawal options on a periodic basis

                       o Contract surrender

                       Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
------------------------------------------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options

                       o Variable Immediate Annuity payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------


10 EQUI-VEST(R) contracts for employer-sponsored retirement plans at a glance -- key features
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
------------------------------------------------------------------------------------------------------------------------------------
Additional features   o Dollar cost averaging by automatic transfers
                        -- Interest sweep option
                        -- Fixed dollar option

                      o Automatic investment program (not applicable to all contracts)

                      o Account value rebalancing (quarterly, semiannually, and annually)

                      o No charge on transfers among investment options

                      o Waiver of withdrawal charge under certain circumstances

                      o Minimum death benefit
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges      o Please see "Fee Table" later in this prospectus for complete details.
------------------------------------------------------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDICES I AND IV LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.


For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is not your contract. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The contract should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

   EQUI-VEST(R) contracts for employer-sponsored retirement plans at a glance --
                                                                 key features 11
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Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions, or amounts with-
drawn, depending on the contract and series (deducted if you surrender your
contract or make certain withdrawals)(1)                                                   6.00%

Charge if you elect a Variable Immediate Annuity payout option (which is described
in a separate prospectus for that option)                                                  $350

Charge for third-party transfer or exchange                                                series 100 and 200: none
                                                                                           series 300 and 400: $65 maximum for
                                                                                           each occurrence;
                                                                                           currently $25 for each occurrence.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY(2)
------------------------------------------------------------------------------------------------------------------------------------
Annual administrative charge(3)

                                                                                           The lesser of $30 or 2% of your account
  For series 100 and 200:                                                                  value, plus any prior withdrawals during
                                                                                           the contract year.

  For series 300 and 400:                                                                  $65 maximum ($30 current)

Net Loan interest charge(4)--TSA, governmental employer EDC and Corporate
Trusted contracts (calculated and deducted daily as a percentage of the
outstanding loan amount):                                                                  2.00%.
------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                              EQ/ Common Stock Index              All Other
SEPARATE ACCOUNT ANNUAL EXPENSES:             EQ/Money Market Options     VariableInvestment Options
                                             -------------------------   ----------------------------
                                             series 100    series 200    series 100     series 200      series 300    series 400
                                             -----------   -----------   -------------- -------------   -----------   -----------
Maximum mortality and expense risk(5)        0.65%         1.24%         0.50%          1.09%           1.10%         1.75%
                                             (currently    (currently                                                 (currently
                                             0.56%)        1.15%)                                                     1.10%)

Maximum other expenses(6)                    0.84%         0.25%         0.84%          0.25%           0.25%         0.25%
                                                                                                        (currently    (currently
                                                                                                        0.24%)(7)     0.24%)(7)
                                             ----------    -----------   --------       ------          -----------   -----------
Maximum total Separate Account A annual      1.49%         1.49%         1.34%          1.34%           1.35%         2.00%
expenses(7)
                                             ==========    ===========   ========       ======          ===========   ===========
                                             (currently    (currently                                   (currently    (currently
                                             1.40%)        1.40%)                                       1.34%)(8)     1.34%)(8)

12 Fee table

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You also bear your proportionate share of all fees and expenses paid by a
"portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

--------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
ASSETS
--------------------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for 2009 (expenses    Lowest   Highest
that are deducted from portfolio assets including management    ------   -------
fees, 12b-1 fees, service fees, and/or                          0.39%     2.14%



This table shows the fees and expenses for 2009 as an annual percentage of each portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL
                                                                               ACQUIRED       ANNUAL                      NET
                                                                                 FUND        EXPENSES    FEE WAIV-      ANNUAL
                                                                               FEES AND       (BEFORE   ERS AND/OR     EXPENSES
                                       MANAGE-                                 EXPENSES       EXPENSE     EXPENSE       (AFTER
                                        MENT       12B-1       OTHER         (UNDERLYING      LIMITA-   REIMBURSE-     EXPENSE
PORTFOLIO NAME                        FEES(10)   FEES(11)   EXPENSES(12)   PORTFOLIOS)(13)    TIONS)     MENTS(14)   LIMITATIONS)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation               0.10%      0.25%        0.19%           0.76%          1.30%      (0.05)%        1.25%
AXA Conservative Allocation             0.10%      0.25%        0.19%           0.64%          1.18%      (0.18)%        1.00%
AXA Conservative-Plus Allocation        0.10%      0.25%        0.20%           0.67%          1.22%      (0.12)%        1.10%
AXA Moderate Allocation                 0.10%        --         0.18%           0.69%          0.97%      (0.07)%        0.90%
AXA Moderate-Plus Allocation            0.10%      0.25%        0.18%           0.72%          1.25%      (0.05)%        1.20%
Multimanager Aggressive Equity          0.59%        --         0.23%             --           0.82%         --          0.82%
Multimanager Core Bond                  0.52%      0.25%        0.19%             --           0.96%       0.00%         0.96%
Multimanager International Equity       0.83%      0.25%        0.23%             --           1.31%         --          1.31%
Multimanager Large Cap Core Equity      0.70%      0.25%        0.22%             --           1.17%         --          1.17%
Multimanager Large Cap Growth           0.75%      0.25%        0.32%             --           1.32%         --          1.32%
Multimanager Large Cap Value            0.73%      0.25%        0.20%             --           1.18%         --          1.18%
Multimanager Mid Cap Growth             0.80%      0.25%        0.27%             --           1.32%         --          1.32%
Multimanager Mid Cap Value              0.80%      0.25%        0.24%             --           1.29%         --          1.29%
Multimanager Multi-Sector Bond          0.53%        --         0.21%             --           0.74%         --          0.74%
Multimanager Small Cap Growth           0.85%      0.25%        0.22%             --           1.32%         --          1.32%
Multimanager Small Cap Value            0.85%      0.25%        0.20%             --           1.30%         --          1.30%
Multimanager Technology                 0.95%      0.25%        0.24%           0.04%          1.48%         --          1.48%
Target 2015 Allocation                  0.10%      0.25%        0.50%           0.58%          1.43%      (0.25)%        1.18%
Target 2025 Allocation                  0.10%      0.25%        0.51%           0.57%          1.43%      (0.26)%        1.17%
Target 2035 Allocation                  0.10%      0.25%        0.81%           0.57%          1.73%      (0.56)%        1.17%
Target 2045 Allocation                  0.10%      0.25%        1.23%           0.56%          2.14%      (0.98)%        1.16%
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
All Asset Allocation                    0.10%      0.25%        0.33%           0.82%          1.50%      (0.33)%        1.17%
EQ/AllianceBernstein International      0.73%        --         0.14%             --           0.87%       0.00%         0.87%
EQ/AllianceBernstein Small Cap Growth   0.75%        --         0.15%             --           0.90%         --          0.90%
EQ/AXA Franklin Small Cap Value Core    0.70%      0.25%        0.21%             --           1.16%       0.00%         1.16%
EQ/BlackRock Basic Value Equity         0.57%      0.25%        0.15%             --           0.97%         --          0.97%
EQ/BlackRock International Value        0.83%      0.25%        0.19%             --           1.27%       0.00%         1.27%
EQ/Boston Advisors Equity Income        0.75%      0.25%        0.15%             --           1.15%      (0.10)%        1.05%
EQ/Calvert Socially Responsible         0.65%      0.25%        0.27%             --           1.17%      (0.02)%        1.15%
EQ/Capital Guardian Growth              0.65%      0.25%        0.16%             --           1.06%      (0.11)%        0.95%
EQ/Capital Guardian Research            0.65%      0.25%        0.14%             --           1.04%      (0.07)%        0.97%
EQ/Common Stock Index                   0.35%        --         0.14%             --           0.49%         --          0.49%
EQ/Core Bond Index                      0.35%      0.25%        0.14%             --           0.74%         --          0.74%
EQ/Davis New York Venture               0.85%      0.25%        0.17%             --           1.27%         --          1.27%
EQ/Equity 500 Index                     0.25%        --         0.14%             --           0.39%         --          0.39%
EQ/Equity Growth PLUS                   0.50%      0.25%        0.19%             --           0.94%       0.00%         0.94%
EQ/Franklin Core Balanced               0.65%      0.25%        0.19%             --           1.09%       0.00%         1.09%
EQ/Franklin Templeton Allocation        0.05%      0.25%        0.19%           0.94%          1.43%      (0.09)%        1.34%
EQ/GAMCO Mergers and Acquisitions       0.90%      0.25%        0.18%             --           1.33%         --          1.33%
EQ/GAMCO Small Company Value            0.75%      0.25%        0.15%             --           1.15%         --          1.15%
EQ/Global Bond PLUS                     0.55%      0.25%        0.21%             --           1.01%         --          1.01%
EQ/Global Multi-Sector Equity           0.73%      0.25%        0.24%             --           1.22%         --          1.22%
------------------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 13

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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL
                                                                               ACQUIRED       ANNUAL                      NET
                                                                                 FUND        EXPENSES    FEE WAIV-      ANNUAL
                                                                               FEES AND       (BEFORE   ERS AND/OR     EXPENSES
                                       MANAGE-                                 EXPENSES       EXPENSE     EXPENSE       (AFTER
                                        MENT       12B-1       OTHER         (UNDERLYING      LIMITA-   REIMBURSE-     EXPENSE
PORTFOLIO NAME                        FEES(10)   FEES(11)   EXPENSES(12)   PORTFOLIOS)(13)    TIONS)     MENTS(14)   LIMITATIONS)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Intermediate Government Bond Index   0.35%        --       0.14%             0.03%          0.52%         --         0.52%
EQ/International Core PLUS              0.60%      0.25%      0.25%             0.06%          1.16%       0.00%        1.16%
EQ/International Growth                 0.85%      0.25%      0.22%               --           1.32%         --         1.32%
EQ/JPMorgan Value Opportunities         0.60%      0.25%      0.16%               --           1.01%      (0.01)%       1.00%
EQ/Large Cap Core PLUS                  0.50%      0.25%      0.20%             0.02%          0.97%       0.00%        0.97%
EQ/Large Cap Growth Index               0.35%      0.25%      0.15%               --           0.75%         --         0.75%
EQ/Large Cap Growth PLUS                0.50%      0.25%      0.20%             0.02%          0.97%       0.00%        0.97%
EQ/Large Cap Value Index                0.35%      0.25%      0.15%               --           0.75%         --         0.75%
EQ/Large Cap Value PLUS                 0.47%        --       0.23%               --           0.70%       0.00%        0.70%
EQ/Lord Abbett Growth and Income        0.65%      0.25%      0.18%               --           1.08%      (0.08)%       1.00%
EQ/Lord Abbett Large Cap Core           0.65%      0.25%      0.19%               --           1.09%      (0.09)%       1.00%
EQ/Mid Cap Index                        0.35%      0.25%      0.16%               --           0.76%         --         0.76%
EQ/Mid Cap Value PLUS                   0.55%      0.25%      0.19%             0.04%          1.03%       0.00%        1.03%
EQ/Money Market                         0.31%        --       0.16%               --           0.47%         --         0.47%
EQ/Montag & Caldwell Growth             0.75%      0.25%      0.16%               --           1.16%       0.00%        1.16%
EQ/Morgan Stanley Mid Cap Growth        0.70%      0.25%      0.17%               --           1.12%      (0.02)%       1.10%
EQ/Mutual Large Cap Equity              0.70%      0.25%      0.20%               --           1.15%       0.00%        1.15%
EQ/Oppenheimer Global                   0.95%      0.25%      0.19%               --           1.39%      (0.04)%       1.35%
EQ/PIMCO Ultra Short Bond               0.47%      0.25%      0.16%               --           0.88%       0.00%        0.88%
EQ/Quality Bond PLUS                    0.40%        --       0.19%               --           0.59%         --         0.59%
EQ/Small Company Index                  0.25%      0.25%      0.14%               --           0.64%         --         0.64%
EQ/T. Rowe Price Growth Stock           0.79%      0.25%      0.17%               --           1.21%      (0.01)%       1.20%
EQ/Templeton Global Equity              0.70%      0.25%      0.22%               --           1.17%       0.00%        1.17%
EQ/UBS Growth and Income                0.75%      0.25%      0.19%               --           1.19%      (0.14)%       1.05%
EQ/Van Kampen Comstock                  0.65%      0.25%      0.17%               --           1.07%      (0.07)%       1.00%
EQ/Wells Fargo Advantage Omega Growth   0.65%      0.25%      0.20%               --           1.10%       0.00%        1.10%
------------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charges" in "Charges and expenses" later in this prospectus.

(2) Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third-party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your contract for more information.

(3) For series 300 and 400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year.

(4) We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans" under "Accessing your money" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(5)  A portion of this charge is for providing the death benefit.

(6) For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contract.


(7) For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust's annual expenses for 2009 would have been 2.24% for the AXA Moderate Allocation option; 2.09% for the Multimanager Aggressive Equity option; 1.86% for the EQ/Common Stock Index option; and 1.87% for the EQ/Money Market option.


(8) For all variable investment options other than AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market.


(9) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated expense amounts for options added during the fiscal year 2009 and for the underlying portfolios.


(10) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (14) for any expense limitation agreement information.

(11) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.50% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2011. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.


(12) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (14) for any expense limitation agreement information.

(13) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios or expenses attributable to underlying portfolios are less than 0.01%.

14 Fee table

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(14) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2011 (unless the Board of trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



     -------------------------------------------------------
     PORTFOLIO NAME
     -------------------------------------------------------
     Multimanager Aggressive Equity                    0.81%
     -------------------------------------------------------
     Multimanager Large Cap Core Equity                1.16%
     -------------------------------------------------------
     Multimanager Large Cap Growth                     1.30%
     -------------------------------------------------------
     Multimanager Large Cap Value                      1.16%
     -------------------------------------------------------
     Multimanager Mid Cap Growth                       1.31%
     -------------------------------------------------------
     Multimanager Mid Cap Value                        1.26%
     -------------------------------------------------------
     Multimanager Small Cap Growth                     1.31%
     -------------------------------------------------------
     Multimanager Small Cap Value                      1.29%
     -------------------------------------------------------
     Multimanager Technology                           1.46%
     -------------------------------------------------------
     EQ/AllianceBernstein Small Cap Growth             0.89%
     -------------------------------------------------------
     EQ/Blackrock Basic Value Equity                   0.96%
     -------------------------------------------------------
     EQ/Capital Guardian Growth                        0.94%
     -------------------------------------------------------
     EQ/Capital Guardian Research                      0.96%
     -------------------------------------------------------
     EQ/Davis New York Venture                         1.19%
     -------------------------------------------------------
     EQ/GAMCO Mergers and Acquisitions                 1.31%
     -------------------------------------------------------
     EQ/GAMCO Small Company Value                      1.13%
     -------------------------------------------------------
     EQ/Large Cap Core PLUS                            0.95%
     -------------------------------------------------------
     EQ/Large Cap Growth PLUS                          0.96%
     -------------------------------------------------------
     EQ/Large Cap Value PLUS                           0.69%
     -------------------------------------------------------
     EQ/Lord Abbett Growth and Income                  0.98%
     -------------------------------------------------------
     EQ/Lord Abbett Large Cap Core                     0.99%
     -------------------------------------------------------
     EQ/Montag & Caldwell Growth                       1.13%
     -------------------------------------------------------
     EQ/Morgan Stanley Mid Cap Growth                  1.08%
     -------------------------------------------------------
     EQ/UBS Growth and Income                          1.01%
     -------------------------------------------------------
     EQ/Van Kampen Comstock                            0.98%
     -------------------------------------------------------
     EQ/Wells Fargo Advantage Omega Growth             1.09%
     -------------------------------------------------------


EXAMPLES

These examples are intended to help you compare the cost of investing in each type of EQUI-VEST(R) series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2009, which results in an estimated annual charge of 0.0962% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                    Fee table 15

EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS --

FOR TSA, UNIVERSITY TSA, SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS:


------------------------------------------------------------------------------------------------------------------------------------
                                               IF YOU SURRENDER YOUR CONTRACT AT THE END     IF YOU ANNUITIZE AT THE END OF THE
                                                     OF THE APPLICABLE TIME PERIOD                APPLICABLE TIME PERIOD(1)
                                               -------------------------------------------------------------------------------------
                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of
    any of the Portfolios                       $922     $1,700     $2,498      $4,275     N/A       $1,700     $2,498      $4,275
(b) assuming minimum fees and expenses of
    any of the Portfolios                       $748     $1,184     $1,647      $2,571     N/A       $1,184     $1,647      $2,571
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                     IF YOU DO NOT SURRENDER YOUR
                                                      CONTRACT AT THE END OF THE
                                                        APPLICABLE TIME PERIOD
                                               -----------------------------------------
                                                1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of
    any of the Portfolios                        $375     $1,140     $1,923     $3,969
(b) assuming minimum fees and expenses of
    any of the Portfolios                        $192     $  593     $1,019     $2,205
----------------------------------------------------------------------------------------



(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.


EQUI-VEST(R) SERIES 200 TRUSTEED CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------
                                               IF YOU SURRENDER YOUR CONTRACT AT THE END     IF YOU ANNUITIZE AT THE END OF THE
                                                     OF THE APPLICABLE TIME PERIOD                APPLICABLE TIME PERIOD(1)
                                               -------------------------------------------------------------------------------------
                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of
    any of the Portfolios                       $922     $1,700     $2,498      $3,969     N/A       $1,700     $2,498      $3,969
(b) assuming minimum fees and expenses of
    any of the Portfolios                       $748     $1,184     $1,619      $2,205     N/A       $1,184     $1,619      $2,205
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                     IF YOU DO NOT SURRENDER YOUR
                                                      CONTRACT AT THE END OF THE
                                                        APPLICABLE TIME PERIOD
                                               -----------------------------------------
                                                1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of
    any of the Portfolios                        $375     $1,140     $1,923     $3,969
(b) assuming minimum fees and expenses of
    any of the Portfolios                        $192     $  593     $1,019     $2,205
----------------------------------------------------------------------------------------


EQUI-VEST(R) SERIES 300 CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       IF YOU ANNUITIZE AT THE END OF THE APPLICABLE
                                                                                             TIME PERIOD AND SELECT A NON-LIFE
                                               IF YOU SURRENDER YOUR CONTRACT AT THE         CONTINGENT PERIOD CERTAIN ANNUITY
                                                 END OF THE APPLICABLE TIME PERIOD            OPTION WITH LESS THAN TEN YEARS
                                            ----------------------------------------------------------------------------------------
                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of
    any of the Portfolios                       $923     $1,703     $2,502      $3,979     N/A       $1,703     $2,502      $3,979
(b) assuming minimum fees and expenses of
    any of the Portfolios                       $749     $1,187     $1,624      $2,216     N/A       $1,187     $1,624      $2,216
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                     IF YOU DO NOT SURRENDER YOUR
                                                      CONTRACT AT THE END OF THE
                                                        APPLICABLE TIME PERIOD
                                               -----------------------------------------
                                                1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of
    any of the Portfolios                        $376      $1,143     $1,928    $3,979
(b) assuming minimum fees and expenses of
    any of the Portfolios                        $193      $  596     $1,024    $2,216
----------------------------------------------------------------------------------------


EQUI-VEST(R) SERIES 400 CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       IF YOU ANNUITIZE AT THE END OF THE APPLICABLE
                                                                                             TIME PERIOD AND SELECT A NON-LIFE
                                               IF YOU SURRENDER YOUR CONTRACT AT THE         CONTINGENT PERIOD CERTAIN ANNUITY
                                                 END OF THE APPLICABLE TIME PERIOD            OPTION WITH LESS THAN TEN YEARS
                                            ----------------------------------------------------------------------------------------
                                             1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of
    any of the Portfolios                     $987     $1,890     $2,802      $4,557     N/A       $1,890     $2,802      $4,557
(b) assuming minimum fees and expenses of
    any of the Portfolios                     $814     $1,381     $1,968      $2,907     N/A       $1,381     $1,968      $2,907
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                     IF YOU DO NOT SURRENDER YOUR
                                                      CONTRACT AT THE END OF THE
                                                        APPLICABLE TIME PERIOD
                                               -----------------------------------------
                                                1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of
    any of the Portfolios                        $444     $1,341     $2,247     $4,557
(b) assuming minimum fees and expenses of
    any of the Portfolios                        $261     $  801     $1,368     $2,907
----------------------------------------------------------------------------------------


16 Fee table
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CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2009.


                                                                    Fee table 17
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1. Contract features and benefits

--------------------------------------------------------------------------------


HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

The employer sponsoring the plan makes payments to us that we call "contributions." These contributions purchase an annuity contract for your benefit. We can refuse to accept any application or contribution from your employer at any time, including after you purchase the contract. We require a minimum contribution amount of $20 for each type of contract purchased. If the total annual contributions to a TSA will be at least $200 annually, we may accept contributions of less than $20. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.


--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series, EQUI-VEST(R) At Retirement(SM) and At Retirement(SM) contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TYPE    SOURCE OF CONTRIBUTIONS                                          LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
SEP              o Employer.                                                      o For 2010, annual employer contributions up to
                                                                                    the lesser of $49,000 or 25% of employee
                 o Eligible rollover distributions from other traditional IRAs,     compensation.
                   403(b) plans, qualified plans and governmental employer EDC plans.
------------------------------------------------------------------------------------------------------------------------------------
SARSEP           o Employer-remitted employee salary reduction and/or non-        o For 2010, annual employer contributions up to
                   elective employer contributions (pre 1997 plans only).           the lesser of $49,000 or 25% of employee
                                                                                    compensation.
                 o Additional "catch-up" contributions.
                                                                                  o Maximum salary reduction contribution is
                 o Eligible rollover distributions from other traditional IRAs,     $16,500 for 2010.
                   403(b) plans, qualified plans and governmental employer EDC
                   plans.                                                         o If plan permits, an individual at least age 50
                                                                                    at any time during 2010 can make up to $5,500
                                                                                    additional salary reduction "catch-up"
                                                                                    contributions.
------------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA       o Employee salary reduction; employer match.                     o Salary reduction contributions up to $11,500
                                                                                    for 2010; employer matching contributions up to
                 o Additional "catch-up" contributions.                             3% of employee compensation.

                 o Rollover distributions or direct transfer distributions        o If plan permits, an individual at least age 50
                   from other SIMPLE IRAs.                                          at any time during 2010 can make up to $2,500
                                                                                    additional salary reduction "catch-up"
                                                                                    contributions.
------------------------------------------------------------------------------------------------------------------------------------


18 Contract features and benefits
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
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TYPE    SOURCE OF CONTRIBUTIONS                                      LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Unincorporated   o Employer, including for self-employed.                     o For 2010, maximum amount of employer and employee
and Corporate                                                                   contributions is generally the lesser of $49,000 or
Trusteed         o Salary reduction 401(k) if plan permits.                     100% of compensation, with maximum salary reduction
                                                                                contribution of $16,500.
                 o Additional "catch-up" contributions.
                                                                              o If employer's plan permits, an individual at least
                 o Eligible rollover distributions from other qualified         age 50 at any time during 2010 can make up to $5,500
                   plans, 403(b) plans, governmental employer EDC plans         additional salary reduction "catch-up"
                   and traditional IRAs, if permitted by the plan.              contributions.
------------------------------------------------------------------------------------------------------------------------------------
TSA and          o Employer-remitted employee salary reduction and/or         o For 2010, maximum amount of employer and employee
University TSA     various types of employer contributions.                     contributions is generally the lesser of $49,000 or
                                                                                100% of compensation, with maximum salary reduction
                 o Additional "catch-up" contributions.                         contribution of $16,500.

                 o "Designated Roth contributions" under Section 402A         o If employer's plan permits, an individual at least
                   of the Code.                                                 age 50 at any time during 2010 can make up to $5,500
                                                                                additional salary reduction "catch-up"
                 o Only if plan permits, direct plan-to-plan transfers          contributions.
                   from another 403(b) plan, or contract exchanges from
                   another 403(b) contract under the same plan.               o All salary reduction contributions (whether pre-tax
                                                                                or designated Roth) may not exceed the total maximum
                 o Only if plan permits, eligible rollover                      for the year. (For 2010, $16,500 and age 50 catch-up
                   distributions from other 403(b) plans, qualified             of $5,500.)
                   plans, governmental employer 457(b) plans and
                   traditional IRAs.                                          o Rollover or direct transfer contributions after age
                                                                                70-1/2 must be net of any required minimum
                                                                                distributions.

                                                                              o Different sources of contributions and earnings may
                                                                                be subject to withdrawal restrictions.
------------------------------------------------------------------------------------------------------------------------------------
EDC              o Employer-remitted employee salary reduction and/or         o Contributions subject to plan limits. Maximum
                   employer contributions.                                      contribution for 2010 is lesser of $16,500 or 100%
                                                                                of includible compensation.
                 o For governmental employer EDC plans only, additional
                   "age 50 catch-up" contributions.                           o If plan permits, an individual may make catch-up
                                                                                contributions for 3 years of service preceding plan
                 o For governmental employer EDC plans only and only if         retirement age; 2010 maximum is $33,000.
                   plan permits, eligible rollover distributions from
                   other governmental employer 457(b) plans, 403(b)           o If governmental employer 457(b) plan permits, an
                   plans, qualified plans and traditional IRAs.                 individual at least age 50 at any time during 2010
                                                                                can make up to $5,500 additional salary reduction
                                                                                "catch-up" contributions. This must be coordinated
                                                                                with the "catch-up" contributions for 3 years of
                                                                                service preceding plan retirement age.
------------------------------------------------------------------------------------------------------------------------------------


IRA FUNDING. The contracts we issue to fund SEP, SARSEP and SIMPLE IRA programs are individual retirement annuities, or "IRAs." Internal Revenue Service ("IRS") rules for traditional IRA also generally apply to those programs.

                                ----------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

                                               Contract features and benefits 19
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CONTRIBUTIONS TO SARSEP, CORPORATE TRUSTEED AND CERTAIN HR-10 CONTRACTS

We no longer offer the EQUI-VEST(R) contracts under SARSEP, Corporate Trusteed and Annuitant-Owned HR-10 plans, except as noted below:

o If you established a SARSEP before 1997, you may continue to make contributions for existing and new employees under salary reduction arrangements. We will issue a contract to each participating employee for whom a contract has not previously been issued.

o If you are an incorporated employer and already have a retirement plan funded by the EQUI-VEST(R) contracts, we will enroll new employees under your contract and accept contributions for existing employees.

o If you established an HR-10 plan where EQUI-VEST(R) contracts are owned by the annuitant, rather than by a trustee, we will offer Annuitant-Owned HR-10 contracts to new employees and continue to accept contributions for all participating employees.

o If your retirement plan is qualified under section 401(a) of the Internal Revenue Code and is sponsored by a state or local governmental entity.

OWNER AND ANNUITANT REQUIREMENTS

For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA and Annuitant-Owned HR-10.

The trustee under Trusteed HR-10 corporate retirement and governmental plans is the owner of the contract. In each case, the employee is the annuitant. We do not act as trustee for these plans. Only Trusteed contracts may be sold in Puerto Rico and the tax aspects that apply to such contracts may differ from those described in this prospectus.

For governmental employer EDC contracts, the employer or a trust must be the owner and the employee must be the annuitant. For tax-exempt employer EDC contracts, the employer must be the owner and the employee must be the annuitant.

--------------------------------------------------------------------------------
Annuitant is the measuring life for determining annuity benefits.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. Also, we do not accept starter checks or traveler's checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For certain SEP and KEOGH plans, additional contributions may be made by our automatic investment program. The methods of payment are discussed in detail in "About other methods of payment" in "More information" later in this prospectus.

The initial contribution for your contract must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to the person remitting it or your designee unless you specifically direct us to keep your contribution until we receive the required information.


For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to receiving your application. In this case, we will hold your contribution until the application is received, but for a period not to exceed 20 business days. If your application is received within this timeframe and it is incomplete, we will return your contribution to your employer or its designee within five business days after we receive the incomplete application or form, unless you specifically instruct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you select (see "Selecting your investment method," later in this prospectus).

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.
--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option and fixed maturity options, subject to certain restrictions.
--------------------------------------------------------------------------------

20  Contract features and benefits
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PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the objective and investment manager or sub-adviser(s), as applicable, for each portfolio.


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                OBJECTIVE                                         AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.             o AXA Equitable

------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.             o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital,       o AXA Equitable
 ALLOCATION                   with a greater emphasis on current income.

------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and          o AXA Equitable
                              current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current  o AXA Equitable
 ALLOCATION                   income, with a greater emphasis on capital
                              appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Seeks long-term growth of capital.                o AllianceBernstein L.P.
 EQUITY
                                                                                o AXA Equitable

                                                                                o ClearBridge Advisors, LLC

                                                                                o Legg Mason Capital Management, Inc.

                                                                                o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        Seeks a balance of high current income and        o BlackRock Financial Management, Inc.
                              capital appreciation, consistent with a prudent
                              level of risk.                                    o Pacific Investment Management Company LLC

                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Seeks long-term growth of capital.                o AllianceBernstein L.P.
 EQUITY
                                                                                o AXA Equitable

                                                                                o BlackRock Investment Management, LLC

                                                                                o JPMorgan Investment Management Inc.

                                                                                o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Seeks long-term growth of capital.                o AllianceBernstein L.P.
 CORE EQUITY
                                                                                o AXA Equitable

                                                                                o Janus Capital Management LLC

                                                                                o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21
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
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                 o Goodman & Co. NY Ltd.
 GROWTH***
                                                                                o SSgA Funds Management, Inc.

                                                                                o T. Rowe Price Associates, Inc.

                                                                                o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                 o AllianceBernstein L.P.
 VALUE
                                                                                o AXA Equitable

                                                                                o Institutional Capital LLC

                                                                                o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                 o AllianceBernstein L.P.
 GROWTH
                                                                                o AXA Equitable

                                                                                o BlackRock Investment Management, LLC

                                                                                o Franklin Advisers, Inc.

                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                 o AXA Equitable

                                                                                o AXA Rosenberg Investment Management LLC

                                                                                o BlackRock Investment Management, LLC

                                                                                o Tradewinds Global Investors, LLC

                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination      o Pacific Investment Management Company LLC
 BOND                        of current income and capital appreciation.
                                                                                o Post Advisory Group, LLC

                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                 o AXA Equitable
 GROWTH
                                                                                o BlackRock Investment Management, LLC

                                                                                o Eagle Asset Management, Inc.

                                                                                o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                 o AXA Equitable
 VALUE
                                                                                o BlackRock Investment Management, LLC

                                                                                o Franklin Advisory Services, LLC

                                                                                o Pacific Global Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Seeks long-term growth of capital.                 o AXA Equitable

                                                                                o RCM Capital Management LLC

                                                                                o SSgA Funds Management, Inc.

                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION       Seeks the highest total return over time           o AXA Equitable
                             consistent with its asset mix. Total return
                             includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits
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
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION       Seeks the highest total return over time           o AXA Equitable
                             consistent with its asset mix. Total return
                             includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION       Seeks the highest total return over time           o AXA Equitable
                             consistent with its asset mix. Total return
                             includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION       Seeks the highest total return over time           o AXA Equitable
                             consistent with its asset mix. Total return
                             includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION         Seeks long-term capital appreciation and current   o AXA Equitable
                             income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         Seeks to achieve long-term growth of capital.      o AllianceBernstein L.P.
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.      o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP    Seeks to achieve long-term total return.           o AXA Equitable
 VALUE CORE
                                                                                o BlackRock Investment Management, LLC

                                                                                o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and          o BlackRock Investment Management, LLC
 EQUITY                      secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL   Seeks to provide current income and long-term      o BlackRock International Limited
 VALUE                       growth of income, accompanied by growth of
                             capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks a combination of growth and income to        o Boston Advisors, LLC
 INCOME                      achieve an above-average and consistent total
                             return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.   o Bridgeway Capital Management, Inc.
 RESPONSIBLE
                                                                                o Calvert Asset Management Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH   Seeks to achieve long-term growth of capital.      o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.      o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses    o AllianceBernstein L.P.
                             that approximates the total return performance of
                             the Russell 3000 Index, including reinvestment of
                             dividends, at a risk level consistent with that
                             of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Seeks to achieve a total return before expenses    o SSgA Funds Management, Inc.
                             that approximates the total return performance of
                             the Barclays Capital U.S. Aggregate Bond Index,
                             including reinvestment of dividends, at a risk
                             level consistent with that of the Barclays
                             Capital U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE    Seeks to achieve long-term growth of capital.      o Davis Selected Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses    o AllianceBernstein L.P.
                             that approximates the total return performance
                             of the S&P 500 Index, including reinvestment of
                             dividends, at a risk level consistent with that
                             of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 23
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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS        Seeks to achieve long-term growth of capital.      o AXA Equitable

                                                                                o BlackRock Capital Management, Inc.

                                                                                o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED    Seeks to maximize income while maintaining         o AXA Equitable
                             prospects for capital appreciation.
                                                                                o BlackRock Investment Management, LLC

                                                                                o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON        Primarily seeks capital appreciation and           o AXA Equitable
 ALLOCATION                  secondarily seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.             o GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.            o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS          Seeks to achieve capital growth and current        o AXA Equitable
                             income.
                                                                                o BlackRock Investment Management, LLC

                                                                                o First International Advisors, LLC

                                                                                o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.   o AXA Equitable
 EQUITY
                                                                                o BlackRock Investment Management, LLC

                                                                                o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses    o SSgA Funds Management, Inc.
 BOND INDEX                  that approximates the total return performance of
                             the Barclays Capital Intermediate U.S. Government
                             Bond Index, including reinvestment of dividends,
                             at a risk level consistent with that of the
                             Barclays Capital Intermediate U.S. Government
                             Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.      o AXA Equitable

                                                                                o BlackRock Investment Management, LLC

                                                                                o Hirayama Investments, LLC

                                                                                o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.             o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.   o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with  o AXA Equitable a secondary objective to seek reasonable current
                             income. For purposes of this Portfolio, the words  o BlackRock Investment Management, LLC
                             "reasonable current income" mean moderate income.
                                                                                o Institutional Capital LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses    o AllianceBernstein L.P.
                             that approximates the total return performance of
                             the Russell 1000 Growth Index, including
                             reinvestment of dividends at a risk level
                             consistent with that of the Russell 1000 Growth
                             Index.
------------------------------------------------------------------------------------------------------------------------------------


24 Contract features and benefits

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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.         o AXA Equitable

                                                                                o BlackRock Investment Management, LLC

                                                                                o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX     Seeks to achieve a total return before expenses    o SSgA Funds Management, Inc.
                             that approximates the total return performance
                             of the Russell 1000 Value Index, including
                             reinvestment of dividends, at a risk level
                             consistent with that of the Russell 1000 Value
                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS      Seeks to achieve long-term growth of capital.      o AllianceBernstein L.P.

                                                                                o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Seeks to achieve capital appreciation and growth   o Lord, Abbett & Co. LLC
 INCOME                      of income without excessive fluctuation in market
                             value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     Seeks to achieve capital appreciation and growth   o Lord, Abbett & Co. LLC
 CORE                        of income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX             Seeks to achieve a total return before expenses    o SSgA Funds Management, Inc.
                             that approximates the total return performance of
                             the S&P Mid Cap 400 Index, including reinvestment
                             of dividends, at a risk level consistent with
                             that of the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        Seeks to achieve long-term capital appreciation.   o AXA Equitable

                                                                                o BlackRock Investment Management, LLC

                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income,    o The Dreyfus Corporation
                             preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Seeks to achieve capital appreciation.             o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP    Seeks to achieve capital growth.                   o Morgan Stanley Investment Management Inc.
 GROWTH**
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY   Seeks to achieve capital appreciation, which may   o AXA Equitable
                             occasionally be short-term, and secondarily,
                             income.                                            o BlackRock Investment Management, LLC

                                                                                o Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL        Seeks to achieve capital appreciation.             o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND    Seeks to generate a return in excess of            o Pacific Investment Management Company, LLC
                             traditional money market products while
                             maintaining an emphasis on preservation of
                             capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS         Seeks to achieve high current income consistent    o AllianceBernstein L.P.
                             with moderate risk to capital.
                                                                                o AXA Equitable

                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before  o AllianceBernstein L.P.
                             the deduction of Portfolio expenses) the total
                             return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 25
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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      Seeks to achieve long-term capital appreciation    o T. Rowe Price Associates, Inc.
 STOCK                       and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY   Seeks to achieve long-term capital growth.         o AXA Equitable

                                                                                o BlackRock Investment Management, LLC

                                                                                o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     Seeks to achieve total return through capital      o UBS Global Asset Management (Americas) Inc.
                             appreciation with income as a secondary
                             consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK       Seeks to achieve capital growth and income.        o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE     Seeks to achieve long-term capital growth.         o Wells Capital Management, Inc.
 OMEGA GROWTH*
------------------------------------------------------------------------------------------------------------------------------------



* This is the Portfolio's new name, effective on or about May 1, 2010, subject to regulatory approval. The Portfolio's former name was EQ/Evergreen Omega.

** This is the Portfolio's new name effective, on or about May 1, 2010, subject to regulatory approval. The Portfolio's former name was EQ/Van Kampen Mid Cap Growth.

*** Effective on or about September 13, 2010, subject to regulatory approval, interests in the Multimanager Aggressive Equity Portfolio (the "surviving option") will replace interests in the Multimanager Large Cap Growth Portfolio (the "replaced option"). We will move assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. Also, we will automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation to the surviving option. You may transfer your account value among the investment options, as usual. Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in this Prospectus.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

26 Contract features and benefits
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GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information," later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the annual minimum guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending on certain factors, including the type and series of your contract and when the allocation is made. An exception to this approach applies to Corporate Trusteed contracts and EDC contracts issued to government employees in New York whose EQUI-VEST(SM) funding arrangements became effective on and after July 1, 1989. Generally, we assign an interest rate to the total amounts invested in Corporate Trusteed and EDC contracts issued to government employees in New York regardless of when allocations were made to the guaranteed interest option.


The annual minimum guaranteed interest rate for 2010 ranges from 1.25% to 4.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for Corporate Trusteed contracts and Keogh Trusteed contracts). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state and to your contract series. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." Your financial professional can provide your state's approval status. For contracts issued in New York, see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten (seven in Oregon). Not all of these fixed maturity options will be available for annuitants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity years so that generally 10 (7 in Oregon) fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o the rate to maturity is 3%; or

o the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b) subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 16, 2010, the next available maturity date was June 15, 2017 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract or when we make

                                              Contract features and benefits  27
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deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III at the end of this prospectus provides an example of how the market value adjustment is calculated.

SELECTING YOUR INVESTMENT METHOD

Subject to any employer plan limitations, you must choose one of the following two methods for selecting your investment options:

o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
                                        A
--------------------------------------------------------------------------------
o Guaranteed Interest Option
--------------------------------------------------------------------------------
                                 DOMESTIC STOCKS
--------------------------------------------------------------------------------
o AXA Aggressive Allocation                o EQ/Mid Cap Index
o AXA Moderate-Plus Allocation             o EQ/Mid Cap Value PLUS
o EQ/AllianceBernstein Small Cap           o EQ/Montag & Caldwell Growth
  Growth                                   o EQ/Morgan Stanley Mid Cap Growth
o EQ/AXA Franklin Small Cap Value Core     o EQ/Mutual Large Cap Equity
o EQ/BlackRock Basic Value Equity          o EQ/Small Company Index
o EQ/Boston Advisors Equity Income         o EQ/T. Rowe Price Growth Stock
o EQ/Calvert Socially Responsible          o EQ/Templeton Global Equity
o EQ/Capital Guardian Growth               o EQ/UBS Growth and Income
o EQ/Capital Guardian Research             o EQ/Van Kampen Comstock
o EQ/Common Stock Index                    o EQ/Wells Fargo Advantage Omega
o EQ/Davis New York Venture                  Growth
o EQ/Equity 500 Index                      o Multimanager Aggressive Equity
o EQ/Equity Growth PLUS                    o Multimanager Large Cap Core Equity
o EQ/Franklin Templeton Allocation         o Multimanager Large Cap Growth
o EQ/GAMCO Mergers and Acquisitions        o  Multimanager Large Cap Value
o EQ/GAMCO Small Company Value             o Multimanager Mid Cap Growth
o EQ/JPMorgan Value Opportunities          o Multimanager Mid Cap Value
o EQ/Large Cap Core PLUS                   o Multimanager Small Cap Growth
o EQ/Large Cap Growth Index                o Multimanager Small Cap Value
o EQ/Large Cap Growth PLUS                 o Multimanager Technology
o EQ/Large Cap Value Index                 o Target 2015 Allocation
o EQ/Large Cap Value PLUS                  o Target 2025 Allocation
o EQ/Lord Abbett Growth and Income         o Target 2035 Allocation
o EQ/Lord Abbett Large Cap Core            o Target 2045 Allocation
--------------------------------------------------------------------------------
                              INTERNATIONAL STOCKS
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International       o EQ/International Growth
o EQ/BlackRock International Value         o EQ/Oppenheimer Global
o EQ/Global Multi-Sector Equity            o Multimanager International Equity
o EQ/International Core PLUS
--------------------------------------------------------------------------------
BALANCED/HYBRID
--------------------------------------------------------------------------------
o All Asset Allocation                     o AXA Moderate Allocation
--------------------------------------------------------------------------------
                                        B
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
o AXA Conservative Allocation              o EQ/Money Market
o AXA Conservative-Plus Allocation         o EQ/PIMCO Ultra Short Bond
o EQ/Core Bond Index                       o EQ/Quality Bond PLUS
o EQ/Franklin Core Balanced                o Multimanager Core Bond
o EQ/Global Bond PLUS                      o Multimanager Multi-Sector Bond
o EQ/Intermediate Government Bond Index
--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS
--------------------------------------------------------------------------------
The fixed maturity options are only available in states where approved.
Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
--------------------------------------------------------------------------------


The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you

28  Contract features and benefits
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will be deemed to have changed to the "maximum investment option choice" method.
This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

Please note that under Trusteed contracts your employer or the plan trustee will select the investment method available to the participant. Under all other contracts, you may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

--------------------------------------------------------------------------------
A participant is an individual who participates in an employer's plan funded by an EQUI-VEST(R) contract. The participant is also the annuitant.
--------------------------------------------------------------------------------

ERISA CONSIDERATIONS FOR EMPLOYERS

If you are an employer and your plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA") Section 404(c), you or your plan trustee must make sure that the investment options chosen for your plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocation under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, your should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions, plus any interest credited. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest or market value adjustment). For contracts issued to fund SEPs, SARSEPs or SIMPLE IRAs that are returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

See Appendix IV for any state variations.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus for possible consequences of cancelling your contract.

                                              Contract features and benefits  29
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2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan under a TSA, governmental employer EDC or Corporate Trusteed contract, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge, and (iii) under a TSA, governmental employer EDC or Corporate Trusteed contract, any outstanding loan plus accrued interest.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract.


30  Determining your contract's value
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3. Transferring your money among investment options
--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. As of February 16, 2010, not all maturities were available.


o You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

o If you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

See Appendix I for transfer restrictions under Original contracts.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

Under Trusteed and EDC contracts, you or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that

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do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

See Appendix I for transfer restrictions under original contracts.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

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WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your
participation in the investment simplifier will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a) in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b) how often you want the rebalancing to occur (quarterly, semian nually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value," above, in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office.

For TSA, Corporate Trusteed and certain governmental employer EDC contracts with outstanding loans only, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans under TSA, governmental employer EDC and Corporate Trusteed contracts" in "Accessing your money," later in this prospectus.)

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4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

METHOD OF WITHDRAWAL


--------------------------------------------------------------------------------
                         Partial                               Minimum
    Contract           withdrawal          Systematic        distribution
--------------------------------------------------------------------------------
SEP/SARSEP             yes                  yes                yes
--------------------------------------------------------------------------------
SIMPLE IRA             yes                  yes                yes
--------------------------------------------------------------------------------
Corporate and
 KEOGH Trusteed        yes(2)(3)             no                yes(3)
--------------------------------------------------------------------------------
TSA                    yes(1)(2)(3)         yes(1)(2)(3)       yes(2)
--------------------------------------------------------------------------------
University TSA         yes(1)(2)(3)         yes(1)(3)          yes
--------------------------------------------------------------------------------
EDC                    yes(1)(2)(3)         yes(1)(2)(3)       yes(2)(3)
--------------------------------------------------------------------------------
Annuitant-Owned
 HR-10                 yes(3)               yes(3)             yes
--------------------------------------------------------------------------------


(1) Only if the contract is not subject to withdrawal restrictions.

(2) Only if there are no outstanding loans.

(3) Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of the Plan, your contract and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your contract at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your contract and pay you its cash value.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. (See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.) Depending on your contract, amounts withdrawn may be subject to applicable tax charge.

SYSTEMATIC WITHDRAWALS


If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.


You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2) Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3) You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You may elect systematic withdrawals under TSA and governmental employer EDC contracts if:

o your plan or program permits it;

o the contract is not subject to withdrawal restrictions; and

o the contract does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(See "Tax information" later in this prospectus)


We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions


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yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions," under "Tax information" later in this prospectus for your specific type of retirement arrangement. The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.


You may elect our RMD automatic withdrawal option in the year in which you reach age 70-1/2 or in any later year, subject to the terms of your plan, if applicable. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.


This service does not generate required minimum distribution payments during the first year. Therefore, if you are making a rollover or transfer contribution to the contract after year 70-1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount.

For tax-exempt employer EDC contracts, this election may not be revoked. For TSA and governmental employer EDC contracts, you may not elect the minimum distribution option if you have an outstanding loan under a contract.


If you purchased your EQUI-VEST(R) TSA via a direct transfer of funds from another 403(b) plan or arrangement and we were informed at the time of your purchase of the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. This rule also applies if you purchased your EQUI-VEST(R) TSA before December 31, 1986. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70-1/2 or retiring.

Distributions from a qualified plan, including our prototype plans through which Annuitant-Owned HR-10 contracts are issued, are subject to the provisions of the plan document. Similar rules apply in the case of a 403(b) plan.


--------------------------------------------------------------------------------
For contracts subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HARDSHIP WITHDRAWALS

Generally, in order to receive a hardship withdrawal (special federal income tax definition), you must meet certain criteria and have your request approved by your Plan. For more information, see "Withdrawal restrictions" under "Tax information" later in this prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from a TSA, SEP, SARSEP or SIMPLE IRA contract you may use our automatic deposit service.


Under this service we will automatically deposit the Required Minimum Distribution payment from your TSA, SEP, SARSEP or SIMPLE IRA contract directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express(SM) NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.


LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS

If the plan permits, loans are available under a qualified plan, 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract, a contract issued under a governmental employer 457(b) EDC plan or Corporate Trusteed contract. Loans under governmental employer 457(b) EDC plans may not

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be available in all states. Loans are not available under University TSA contracts. We do not permit loans under any contract or certificate when the required minimum distribution automatic withdrawal option has been elected.


Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or the plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain Corporate Trusteed and certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the contract and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix IV later in this prospectus for any state rules that may affect loans from a TSA, governmental employer EDC or Corporate Trusteed contract.


We permit only one loan to be outstanding at any time.

A loan will not be treated as a taxable distribution unless:

o it exceeds limits of federal income tax rules; or

o interest and principal are not paid when due; or

o in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer to a "loan reserve account" an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the "loan reserve account rate" while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). You may not make any partial withdrawals or transfers among investment options or other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The "loan reserve account rate" will equal the loan interest rate minus a maximum rate of 2%. This excess of the interest rate that we charge is also referred to as the "net loan interest charge." See the "Fee table" for more information.


Loans are discussed further in "Tax information" later in this prospectus.


TEXAS ORP PARTICIPANTS

(The contract is no longer available for new plans or for new participants to existing plans)

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

o turning age 70-1/2; or

o death; or

o retirement; or

o termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.


TERMINATION

We may terminate your contract and pay you the account value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date; or

(4) we pay the death benefit under your contract.

We will deduct the amount of any outstanding loan balance (including any unpaid interest) and any withdrawal charge that applies to the loan balance from the account value when we terminate your contract.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon contract termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

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All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as EQUI-VEST(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) contract and all its benefits will terminate and you will receive a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

EQUI-VEST(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Also, you may elect the frequency in which you will receive payments. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.


ANNUITY PAYOUT OPTIONS
--------------------------------------------------------------------------------
Fixed annuity payout options
                                   o Life annuity*

                                   o Life annuity with period
                                       certain*

                                   o Life annuity with refund
                                       certain*

                                   o Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity payout  o Life annuity (not available in New York)
   options (as described in a
   separate prospectus for this
   option)
                                   o Life annuity with period certain*
--------------------------------------------------------------------------------

* not available for governmental employer EDC Plans in New York

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity. This is the only form of annuity for annuitants in governmental employer EDC plans in New York. Life annuity payout options are not available for governmental employer EDC plans in New York.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. Generally, unless the annuitant elects otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married annuitants under qualified plans and certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We

                                                        Accessing your money  37
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require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 85th birthday. This may be different in some markets.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts such (as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payment, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen, and whether it is fixed or variable;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4) in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix IV later in this prospectus for state variations.


EQUI-VEST(R) AT RETIREMENT(R) AND AT RETIREMENT(SM)


(Applicable only for TSA, SEP, SARSEP and SIMPLE IRA contracts)


If you have a TSA, SEP, SARSEP or SIMPLE IRA contract, you may be eligible to convert your EQUI-VEST(R) contract to a new EQUI-VEST(R) At Retirement(SM) contract (or a new At Retirement(SM) contract in New York). EQUI-VEST(R) At Retirement(SM) is a deferred variable annuity contract that offers living benefits (Guaranteed withdrawal benefit for life or Guaranteed minimum income benefit) and enhanced death benefits. At Retirement(SM) is a deferred variable annuity contract that offers a Guaranteed withdrawal benefit for life. Neither the EQUI-VEST(R) At Retirement(SM) contract nor the At Retirement(SM) contract has any withdrawal charges.


At the time of conversion, you must meet the following conditions in order to qualify for this conversion offer. You must be between the ages of 55 and 85, your contract must have an account value of at least $50,000, you must purchase at least one of the living or enhanced death benefits, there can be no withdrawal charges applicable under your existing EQUI-VEST(R) contract, and no rollover or direct transfer contributions can have been made to the existing contract in the two contract years prior to the date you apply for the new contract. For TSA contracts, you must also be separated from service with the employer which provided the funds for your TSA contract in order to qualify. Please note that any outstanding loan including any interest accrued but unpaid under the existing EQUI-VEST(R) contract must be paid in full or it will be deducted from your account value prior to the conversion.


The written application for the new EQUI-VEST(R) At Retirement(SM) or At Retirement(SM) contract must be received by our Processing Office no later than the close of business on December 31, 2016 or such later date as we state in writing to you. The EQUI-VEST(R) At Retirement(SM) or At Retirement(SM) contract and its benefits, including the charges for such benefits are described in a separate prospectus.


Applicable only for TSA Contracts


We originally offered conversions from EQUI-VEST(R) to an EQUI-VEST(R) At Retirement(SM) or At Retirement(SM) only on a direct transfer basis; that is, funds from an existing TSA contract could be directly transferred to purchase a new EQUI-VEST(R) At Retirement(SM) or At Retirement(SM) TSA contract. As a result of the 2007 Regulations discussed in "Tax information" in this prospectus, we are amending our procedures to permit TSA funds to be directly rolled over to an EQUI-VEST(R) At Retirement(SM) or At Retirement(SM) IRA contract instead when the EQUI-VEST(R) At Retirement(SM) or At Retirement(SM) TSA contract will not be part of an employer plan.


38  Accessing your money
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5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risk charge

o A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year an annual administrative charge, if applicable

o Charge for third-party transfer or exchange (for series 300 and 400 only)

o At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of the net assets in each variable investment options as follows:

--------------------------------------------------------------------------------
                    EQ/Common
                  Stock Index,
                    EQ/Money
                 Market Options       All Other Variable Investment Options
--------------------------------------------------------------------------------
               series     series     series     series     series     series
                 100        200       100         200        300        400
--------------------------------------------------------------------------------
 current        0.56%      1.15%      0.50%      1.09%      1.10%      1.10%
--------------------------------------------------------------------------------
 maximum        0.65%      1.24%      0.50%      1.09%      1.10%      1.75%
--------------------------------------------------------------------------------

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual percentage of the net assets in each variable investment option as follows:

Series 100 -- 0.84%

o 0.60% reimburses us for research and development costs plus administrative expenses not covered by the annual administrative charge.


o 0.24% reimburses us for the cost of financial accounting ser vices we provide under the contracts.

Series 200, 300 and 400 -- 0.25%

o 0.25% reimburses us for expenses and financial accounting ser vices we provide under the contracts; however, for series 300 and 400, we currently charge 0.24% for all the variable investment options except AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.

MAXIMUM TOTAL CHARGES: Under series 100 and 200 contracts for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

                                                        Charges and expenses  39
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Total Separate Account A annual expenses (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of: (i) 2.00% for series 400 contracts; (ii) 1.35% for series 300 contracts; and (iii) 1.49% for series 100 and 200 contracts for the EQ/Common Stock Index, and EQ/Money Market options; and (iv) for series 100 and 200 contracts an annual rate of 1.34% for all the other options except for those in (iii).

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option or the annuitant dies during the contract year.

Under series 300 and 400 contracts, during the first two contract years the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We also may waive the administrative charge for contracts having an account value of a specified amount on the last business day of each contract year -- currently $20,000 for SEP, SARSEP, and SIMPLE IRA contracts. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200 contracts, the charge is equal to $30 or if less, 2% of the current account value plus any amount previously withdrawn during that contract year.

For SEP, SARSEP, Unincorporated Trusteed and Annuitant-Owned HR-10 contracts, if at the end of any contract year your account value is at least $10,000, we will waive the annual administrative charge.

For TSA, University TSA, EDC and Corporate Trusteed contracts the annual administrative charge is waived if the account value is at least $25,000 at the end of the contract year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER

Under series 300 and 400 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party. A third-party transfer is where you ask us to directly transfer or roll over funds from your contract to a permissible funding vehicle offered by another provider, or to another eligible plan. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 for each direct transfer or rollover. We reserve the right to increase this charge to a maximum of $65.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

We may also reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options" below.

WITHDRAWAL CHARGE FOR SERIES 300 AND 400 CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

o the account value after any withdrawal charge has been imposed, or

o the 10% free withdrawal amount plus the contributions made before the current and five prior contract years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge.

40  Charges and expenses
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The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

o the annuitant dies and a death benefit is payable to the beneficiary.

o we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity payout option or a non-life annuity with a period certain for a term of at least ten years.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) the annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) we receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) the annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

      - its main function is to provide skilled, intermediate, or custodial nursing care;

      -  it provides continuous room and board to three or more persons;

      -  it is supervised by a registered nurse or licensed practical nurse;

      -  it keeps daily medical records of each patient;

      -  it controls and records all medications dispensed; and

      -  its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted or if the condition began within the 12 month period following remittance.

Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For SEP, SARSEP and SIMPLE IRA contracts the withdrawal charge also does not apply:

o after six contract years if the annuitant is at least age 59-1/2; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

WITHDRAWAL CHARGE FOR SERIES 100 AND 200 CONTRACTS

10% FREE WITHDRAWAL AMOUNT. No withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year. This 10% portion is called the free withdrawal amount. For Trusteed, EDC (subject to state availability) and TSA contracts, this free withdrawal amount is available starting in the first contract year. For EDC (in certain states), SEP and SARSEP contracts, the free withdrawal amount is available only after three contract years have been completed or the annuitant has reached age 59-1/2. (Currently, we are waiving this restriction.)

FOR TRUSTEED CONTRACTS. The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

o the account value after any withdrawal charge has been imposed and after deducting the amount of any loan balance and accrued interest, or

o the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. For series 200 contracts issued for annuitants age 60 or older on the contract date this percentage will be 95% in the fifth contract year.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. See "Tax information" later in this prospectus.

The withdrawal charge does not apply in the circumstances described below.

For Trusteed contracts the withdrawal charge does not apply if:

o The annuitant dies and a death benefit is made available to the beneficiary.

o We receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

o The contract owner has completed at least five contract years and the annuitant has reached age 59-1/2.

o We receive a request for the refund of an excess contribution within one month of the date the contribution is made.

o In addition, for Corporate Trusteed contracts, the withdrawal charge does not apply if the annuitant has reached age 59-1/2 and has retired or employment has been terminated, no matter how many contract years have been completed.

FOR SEP, SARSEP, TSA, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS. The withdrawal charge equals a percentage of the amount withdrawn and may apply to any TSA and governmental employer EDC defaulted loans. The withdrawal charge equals a percentage of the amount of any such defaulted loans. Whether a withdrawal charge

                                                        Charges and expenses  41
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applies, and the percentage that applies, is determined using the same conditions that apply to withdrawals from your contract. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

--------------------------------------------------------------------------------
                 Contract Year(s)                      Charge
--------------------------------------------------------------------------------
                    1 through 5                         6%*
--------------------------------------------------------------------------------
                    6 through 8                          5
--------------------------------------------------------------------------------
                         9                               4
--------------------------------------------------------------------------------
                        10                               3
--------------------------------------------------------------------------------
                        11                               2
--------------------------------------------------------------------------------
                        12                               1
--------------------------------------------------------------------------------
                   13 and later                          0
--------------------------------------------------------------------------------

* This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

The withdrawal charge does not apply in the circumstances described below.

No withdrawal charge applies under SEP, SARSEP, TSA, EDC or Annuitant-Owned HR-10 contracts if:

o after five contract years the annuitant is at least age 59-1/2; or

o you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o the annuitant dies and the death benefit is made available to the beneficiary; or

o after five contract years the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59-1/2 and allows no prepayment; or

o after three contract years the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

o the amount withdrawn is applied to the election of a life contingent annuity payout option. (This form of payment is not available for annuitants in governmental employer EDC Plans in New York); or

o the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant's life expectancy, that allows no prepayment. (This is the only form of payment available for annuitants in governmental employer EDC plans in New York.)

No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:

o the annuitant has completed at least five contract years, has reached age 55 and has separated from service.

No withdrawal charge applies under a SEP contract funding SARSEP arrangements if:

o the amount withdrawn is a distribution of deferrals disallowed (plus or minus any gain or loss) by reason of the employer's failure to meet the Internal Revenue Code's requirement that 50% of eligible employees elect SARSEP within the plan year and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which you were notified of such disallowance; or

o the amount withdrawn is an "excess contribution" (as such term is defined in Section 408(k)(6)(C)(iii) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which the excess contributions were made; or

o the amount withdrawn is an "excess deferral" (as such term is defined in Section 402(g)(2) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which such excess deferrals were made.

The tax consequences of withdrawals are discussed under "Tax information."

NY EDC PLANS. (No longer available for new plans or for new participants to existing plans) As a result of regulations which apply to EDC plans of governmental employers in New York ("NY EDC plans"), EQUI-VEST(R) contracts funding NY EDC plans contain special provisions that apply to all NY EDC plans whose EQUI-VEST(R) funding arrangements became effective or were renewed on or after July 1, 1989.

These provisions permit the automatic termination of all contracts issued in connection with a NY EDC plan five years after the effective date (or any renewal date) of its EQUI-VEST(R) funding arrangement without the deduction of any contingent withdrawal charges. If agreed to by the employer or plan trustee and us, the period may be shorter than five years. A decision to permit the automatic termination of all contracts would result in the transfer of each contract's account value to a successor funding vehicle designated by the employer.

The employer sponsoring a NY EDC plan or plan trustee can renew the EQUI-VEST(R) funding arrangement in a written notice to us which includes a certification of compliance with procedures under the applicable regulations. We are not responsible for the validity of any certification by the employer. A written notice to transfer must be received by our processing office and accepted by us not later than seven days before the date on which a transfer is to occur. If an employer fails to notify us in writing as to a transfer of the NY EDC arrangement or as to its intention not to renew, we will continue the arrangement and associated contracts will not be automatically terminated.

No further investment experience, whether positive or negative, will be credited under a NY EDC plan contract once the contract terminates. As with other tax-favored retirement plans in which the funding is affected by actions of a sponsoring employer, we are not required to provide annuitants with information relating to an employer's decision to exercise any termination right.

FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will

42  Charges and expenses
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never exceed 6% and will be determined by applying the New York Declining Scale
("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

* currently not available for TSA, EDC, Keogh and Corporate Trust eed contracts in New York

--------------------------------------------------------------------------------
          Declining scale                     Alternative scale
--------------------------------------------------------------------------------
    Year of investment in fixed         Year of transfer within fixed
         maturity option*                     maturity option*
--------------------------------------------------------------------------------
      Within year 1         6%            Within year 1           5%
--------------------------------------------------------------------------------
            2               6%                  2                 4%
--------------------------------------------------------------------------------
            3               5%                  3                 3%
--------------------------------------------------------------------------------
            4               4%                  4                 2%
--------------------------------------------------------------------------------
            5               3%                  5                 1%
--------------------------------------------------------------------------------
            6               2%             After year 5           0%
--------------------------------------------------------------------------------
      After year 6          0%          Not to exceed 1% times the number of
                                        years remaining in the fixed maturity
                                        option, rounded to the higher number
                                        of years. In other words, if 4.3 years
                                        remain, it would be a 5% charge.
--------------------------------------------------------------------------------

* Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a series 400 contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

o If you were to withdraw the total amount of the contribution within the first six years after it was made the series 400 withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

o The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

o The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to or transfer amounts to or from, the fixed maturity options.

PLAN OPERATING EXPENSE CHARGE (APPLICABLE TO TSA CONTRACTS ONLY)

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

FOR ALL CONTRACT SERIES

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees ranging from 0.10% to 0.95%.


o 12b-1 fees of 0.25% for Class IB/B shares.

                                                        Charges and expenses  43
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o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the contract, including a change in the minimum death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if AXA Equitable will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

44  Charges and expenses
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6. Payment of death benefit
--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT


You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office.We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts and the trustee must be the beneficiary under most Trusteed contracts. Such owner may substitute as the beneficiary under the contract the beneficiary under the employer's plan after your death.


DEATH BENEFIT

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) and less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance plus accrued interest.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon the contract series, the contract date, and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are the owner and annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:


SUCCESSOR OWNER AND ANNUITANT FOR SEP, SARSEP AND SIMPLE IRAS (MAY NOT BE AVAILABLE IN ALL STATES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner/ annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/ annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for series 300 and 400 withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 contracts, withdrawal charges will no longer apply and additional contributions may no longer be made.


The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", an interest-bearing account with check-writing privileges. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a check for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a check is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC or any other government agency. We will receive any investment earnings during the period such amounts remain in the general account.

                                                    Payment of death benefit  45
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BENEFICIARY CONTINUATION OPTION (FOR TSAS, SEPS, SARSEP AND SIMPLE IRAS ONLY)

Upon your death under a TSA, SEP, SARSEP or SIMPLE IRA contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


Under the beneficiary continuation option:

o The contract continues with your name on it for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o Loans will no longer be available for TSA contracts.

o Any death benefit provision (including the minimum death benefit provision) will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

o Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

46  Payment of death benefit
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7. Tax information

--------------------------------------------------------------------------------

TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for
Section 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST(SM) TSA or a 403(b)(7) custodial account. Similarly, an employer-sponsored individual retirement arrangement such as a SEP-IRA, SARSEP IRA or SIMPLE IRA can be purchased in annuity or custodial account form. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. Annuity contracts can also be purchased in connection with employer plans qualified under Section 401 of the Code ("qualified plans"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(R)'s guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts and annuity contracts funding 401(a) qualified plans, 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract.


SPECIAL RULE FOR CONVERSIONS TO ROTH IRA IN 2010

Pre-2010 limitations on conversion rollovers to Roth IRAs of pre-tax amounts distributed from qualified plans, 403(b) plans and governmental employer 457(b) plans (as well as traditional IRA to Roth IRA conversions) based on income levels and filing status are removed beginning in 2010. For conversion rollovers or traditional IRA conversions in 2010 only, the resulting federal income tax can be paid in two installments in 2011 and 2012.


SPECIAL RULES FOR TAX-FAVORED
RETIREMENT PLANS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

o participation and coverage;

o nondiscrimination;

o vesting and funding;

o limits on contributions, distributions, and benefits;

o withholding;

o reporting and disclosure; and

o penalties.

--------------------------------------------------------------------------------
State income tax rules covering contributions to and distributions from employer-sponsored retirement plans may differ from federal income tax rules. It is the responsibility of the employer, plan trustee and plan administrator to satisfy federal income tax, state income tax and other state rules and ERISA rules, if applicable.
--------------------------------------------------------------------------------

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS OR A TRADITIONAL IRA OR ROTH IRA

You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 401(k) plan, 403(b) plan,

                                                             Tax information  47
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governmental employer 457(b) EDC plan, SIMPLE IRA, or SARSEP IRA, as well as contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax or your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($55,500, after cost of living adjustment for 2010.) The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions.


QUALIFIED PLANS

GENERAL; CONTRIBUTIONS

Any type of employer -- corporation, partnership, self-employed individual, governmental entity, non-profit organization -- is eligible to establish a qualified retirement plan under Section 401(a) of the Internal Revenue Code for participating employees. Because there are numerous technical federal income tax and Department of Labor "DOL" or "ERISA" rules covering establishment and operation of a qualified plan, we do not cover them in this prospectus. We also do not cover specific state law or other rules which may govern plans. Employers should consult their tax advisers for information. It is the employer's responsibility to figure out whether it is eligible to establish a plan, what kinds of plan it may establish, and whether an annuity contract may be used as a funding vehicle.

There are limits on employer and employee contributions to qualified plans. Violation of contribution limits can result in plan disqualification and penalties. The annual limits on contributions do not apply to rollover contributions or trustee-to-trustee transfer contributions which may be permitted under the plan.


The annual limit on contributions on behalf of an employee to all of the defined contribution plans of an employer for 2010 is the lesser of $49,000 (after adjustment for cost of living changes) or 100% of compensation or earned income. This amount may be further adjusted for cost of living changes in future years. When figuring out the contribution limit you have to:


o include reallocated forfeitures and voluntary nondeductible employee contributions;

o include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


o disregard compensation or earned income of more than a specified amount. This amount is $245,000 for 2010. This amount may be further adjusted for cost of living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 401(k) plan or other cash or deferred arrangement are limited to $16,500 for 2010 and may be further adjusted for cost of living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 403(b) plans. If the plan permits, an individual who is at least age 50 at any time during 2010 can make up to $5,500 additional salary reduction contributions for 2010.


Except for governmental employer plans that do not elect to be subject to ERISA, qualified plans must not discriminate in favor of highly compensated employees. Special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to defined highly compensated employees known as "key employees." Plan administrators must test compliance with both nondiscrimination and top heavy rules. 401(k) plans can adopt a "SIMPLE 401(k)" feature which enables the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, and exclusive plan requirements, similar to those discussed in this section of the prospectus under "SIMPLE IRAs."

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".

--------------------------------------------------------------------------------
The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to 2009 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual takes certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)

In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there are significant revisions to the establishment and opera-

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tion of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.


EMPLOYER PLAN REQUIREMENT. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms. The IRS has announced relief measures for failure to have a written plan finalized by the beginning of 2009, as long as the written plan is adopted by December 31, 2009, and the plan operates in accordance with the 2007 Regulations beginning by January 1, 2009.


As part of this process, the sponsoring employer must also designate the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to retain 403(b) status for those funds.

GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) TSA contract:

o annual contributions made through the employer's payroll; or

o with employer or plan approval, a rollover from another eligible retirement plan; or

o with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same 403(b) plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the employer's payroll are limited. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective pre-tax employer contributions or contributions treated as after-tax employee contributions. If the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis.

The permissible annual contributions to the participant's TSA is calculated the same way as contributions to a 401(k) plan:


o The annual limit on employer and employee contributions to defined contribution plans for 2010 is the lesser of $49,000 (after adjustment for cost of living changes) or 100% of compensation,

o The annual limit on all salary reduction or elective deferral contributions under all employer plans you participate in is generally limited to $16,500 for 2010 (after adjustment for cost of living changes).


These limits may be further adjusted for cost of living changes in future years.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years. In addition, if the plan permits, an individual who is at least age 50 at any time during 2010 can make up to $5,500 additional salary reduction contributions for 2010.


If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or

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o reaching age 59-1/2 even if still employed; or

o disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) EDC plan) may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a qualified plan or TSA.

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan or a 401(k) plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another 403(b) plan or a 401(k) plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan or a 401(k) plan.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE 70-1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is

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made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.


DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS

GENERAL

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan. Similar rules apply to loan and withdrawal requests for qualified plans.

WITHDRAWAL RESTRICTIONS -- SALARY REDUCTION CONTRIBUTIONS

You generally are not able to withdraw or take payment from your TSA contract or 401(k) qualified plan unless you reach age 59-1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract or qualified plan, or suffer financial hardship (special federal income tax definition.) Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan. Under the 2007 regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same state employer).

These restrictions do not apply to your account balance attributable to salary reduction contributions to the TSA contract and earnings on December 31, 1988 or to your account balance attributable to employer contributions. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you had qualifying amounts directly transferred to your EQUI-VEST(R) TSA contract from another TSA in a contract exchange under the same plan or a direct transfer from another 403(b) plan. If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions.

Withdrawals from designated Roth accounts in a qualified plan or TSA contract are subject to these withdrawal restrictions.

WITHDRAWAL RESTRICTIONS ON OTHER TYPES OF CONTRIBUTIONS

Amounts attributable to employer contributions are subject to withdrawal restrictions. Under the 2007 Regulations, these rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer's recipient, as applicable.

EXCEPTIONS TO WITHDRAWAL RESTRICTIONS

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. Distributions may also be made on termination of the plan.

TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS. Amounts held under qualified plans and TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from qualified plans and TSAs are includable in gross income as ordinary income, not capital gain. (Under limited circumstances specified in federal income tax rules, qualified plan participants, not TSA participants, are eligible for capital gains or income averaging treatment on distributions.) Distributions from qualified plans and TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, qualified plan and TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your qualified plan or TSA contract, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA or qualified plan contract, we assume that all amounts distributed from your TSA or qualified plan contract are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59-1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth contribution account could be made is 2011. Therefore, earnings attributable to a distribution from a designated Roth account may be includible in income.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a qualified plan or TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 401(k) or 403(b) plan.

ANNUITY PAYMENTS. If you elect an annuity payout option, the nontaxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your invest-

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ment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a qualified plan or TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a qualified plan or TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to roll over a death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

LOANS. The following discussion applies to loans under qualified plans, TSA contracts, and governmental employer 457(b) EDC plans. See "Public and tax-exempt organization employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a qualified plan 403(b) TSA, or governmental employer 457(b) EDC contract. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. Please see Appendix IV later in this prospectus for any state rules that may affect loans.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(SM) contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a qualified plan or TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a qualified plan to any of the following: another qualified plan, a governmental employer 457(b) plan, a traditional IRA or a 403(b) plan. You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.


Distributions from a qualified plan or 403(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.


The recipient plan must agree to take the distribution. If you are rolling over from a qualified plan or 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.


The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.


NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any non-Roth after-tax contributions you have made to a qualified plan or TSA to a traditional IRA (either in a direct rollover or a rollover you do yourself).

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When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. Non-Roth after-tax contributions from a qualified plan or TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan.

ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may only be rolled over to another designated Roth contribution separate account under another 403(b) plan or a 401(k) plan or to a Roth IRA. They cannot be rolled over to a non-Roth after-tax contribution account under a 403(b) plan or a 401(k) plan. Similar rules apply to rollovers of "designated Roth contributions" under a 401(k) plan.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59-1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

DISTRIBUTION REQUIREMENTS

Qualified plans and TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES

If ERISA rules apply to your qualified plan or TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request a withdrawal type transaction under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a qualified plan or TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)


An employer can establish a SEP plan for its employees and can make contributions to a contract for each eligible employee. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant and most of the rules which apply to traditional IRAs apply. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus. A major difference is the amount of permissible contributions. Rules similar to those discussed above under "Qualified plans -- General; contributions" apply. In 2010 an employer can annually contribute an amount for an employee up to the lesser of $49,000 or 25% of compensation. This amount may be further adjusted for cost of living change in future years. In figuring out compensation you exclude the employer's contribution to the SEP. Under our current practice, regular traditional IRA contributions by the employee may not be made under a SEP-IRA contract and are put into a separate traditional IRA contract.


Salary reduction SEP (SARSEP) plans may no longer be established for years beginning after December 31, 1996. However, employers who had established SARSEP plans prior to 1997 can continue to make contributions on behalf of participating employees. Please consult your tax adviser.

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SIMPLE IRAS (SAVINGS INCENTIVE MATCH PLAN)

An eligible employer may establish a "SIMPLE IRA" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). The IRS has issued various forms which may be used by employers to set up a SIMPLE IRA plan. Currently, we are accepting only those SIMPLE IRA plans using IRS Form 5304-SIMPLE. Use of Form 5304-SIMPLE requires that the employer permit the employee to select a SIMPLE IRA provider.

The employer cannot maintain any other qualified plan, SEP plan or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible tax-exempt entity employers may maintain EDC plans.)

Any type of employer -- corporation, partnership, self-employed person, government or tax-exempt entity -- is eligible to establish a SIMPLE IRA plan if it meets the requirements about number of employees and compensation of those employees.

It is the responsibility of the employer to determine whether it is eligible to establish a SIMPLE IRA plan and whether such plan is appropriate.

The employer must have no more than 100 employees who earned at least $5,000 in compensation from the employer in the prior calendar year.

An employer establishing a SIMPLE IRA plan should consult its tax adviser concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" may vary depending on whether it is used in the context of employer eligibility, employee participation and employee or employer contributions.

Participation must be open to all employees who received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and who are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


The only kinds of contributions which may be made to a SIMPLE IRA are (i) contributions under a salary reduction agreement entered into between the employer and the participating employee and (ii) required employer contributions (employer matching contributions or employer nonelective contributions). (Direct transfer and rollover contributions from other SIMPLE IRAs, but not traditional IRAs or Roth IRAs, may also be made.) Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $11,500 in 2010. This limit may be further adjusted for cost of living changes in future years.

If the plan permits, an individual at least age 50 at any time during 2010 can make up to $2,500 additional salary reduction contributions for 2010.


Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)

TAX TREATMENT OF SIMPLE IRAS

Unless specifically otherwise mentioned, for example, regarding differences in permissible contributions and potential penalty tax on distributions, the rules which apply to traditional IRAs also apply to SIMPLE IRAs. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus.

Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is treated as an active participant in an employer plan and thus may not be able to deduct (fully) regular contributions to his/her own traditional IRA.

As with traditional IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to ERISA. See the rules under "ERISA Matters" below.

Amounts withdrawn from a SIMPLE IRA can always be rolled over to another SIMPLE IRA. No rollovers from a SIMPLE IRA to a non-SIMPLE IRA are permitted for individuals under age 59-1/2 who have not participated in the employer's SIMPLE IRA plan for two full years. Also, for such individuals, any amounts withdrawn from a SIMPLE IRA are not only fully taxable but are also subject to a 25% (not 10%) additional federal income tax penalty. (The exceptions for death, disability, etc. apply.)

PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code are governmental entities such as states, municipalities and state agencies (governmental employer) or tax-exempt entities (tax-exempt employer). Participation in an EDC plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.

The rules that apply to tax-exempt employer EDC plans and governmental employer EDC plans may differ.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The participants in a tax-exempt employer EDC plan may have to include in income the employer contributions and any earnings when they are entitled to receive funds from the EDC plan. The EDC plan funds are subject to the claims of the employer's general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan's assets must be held in trust for

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the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. For both governmental and tax-exempt employer EDC plans, the maximum contribution for 2010 is the lesser of $16,500 or 100% of includible compensation. This limit may be further adjusted for cost of living changes in future years.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $33,000 for 2010.

For governmental employer EDC plans only, if the plan permits, an individual at least age 50 at any time during 2010 may be able to make up to $5,500 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.


GOVERNMENTAL EMPLOYER EDC PLANS -- ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70-1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution (governmental employer 457(b) plans only). Treasury Regulations require a direct roll-over to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, because the funds are separately accounted for, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


DISTRIBUTION REQUIREMENTS. Both types of EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70-1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.


If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS -- TAX-EXEMPT EMPLOYER EDC PLANS. Amounts are taxable under a tax-exempt employer EDC plan when they are made available to a participant or beneficiary even if not actually received. Distributions to a tax-exempt employer EDC plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. See "Federal and state income tax withholding and information reporting" later in this prospectus. Withholding on wages is the employer's responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred.

Distributions from a tax-exempt employer EDC plan may not be rolled over to any other eligible retirement plan.

TAX TREATMENT OF DISTRIBUTIONS -- GOVERNMENTAL EMPLOYER EDC PLANS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from qualified plans and TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59-1/2 distributions.

TAX-DEFERRED ROLLOVERS -- GOVERNMENTAL EMPLOYER EDC PLANS. A participant in a governmental employer EDC plan or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. The recipient plan must agree to take the distribution.

                                                             Tax information  55
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If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b), or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


Distributions from governmental employer 457(b) plans can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.


LOANS FROM GOVERNMENTAL EMPLOYER EDC PLANS. Same as for qualified plans and TSAs. (See "Loans" under "Distributions from qualified plans and TSAs" earlier in this prospectus.)

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

This part of the prospectus contains the information that the IRS requires you to have before you purchase an IRA and covers some of the special tax rules that apply to IRAs.

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o traditional IRAs, typically funded on a pre-tax basis, including SEP- IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, funded on an after-tax basis. Roth IRAs are not available under this prospectus and are not discussed here.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, including IRAs funded by or through your employer, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).


AXA Equitable designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code.

We have received an opinion letter from the IRS approving the form of the EQUI-VEST(R) SIMPLE IRA contract for use as a SIMPLE IRA. We have not applied for a formal opinion letter for certain EQUI-VEST(R) SEP and SARSEP contracts which had been previously approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST(R) SEP, SARSEP and SIMPLE IRA contracts.

CANCELLATION

You can cancel an EQUI-VEST(R) IRA contract by following the directions under "Your right to cancel within a certain number of days" earlier in this prospectus. If you cancel a contract, we may have to withhold tax and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

CONTRIBUTIONS

As SEP-IRA, SARSEP IRA and SIMPLE IRA contracts are employer-funded traditional IRAs, the employee does not make regular contributions to the contract other than through the employer. However, an employee can make rollover or transfer contributions to SEP- IRA, SARSEP IRA and in limited circumstances, to SIMPLE IRA contracts. We reserve the right to approve the circumstances under which we will take rollover contributions to EQUI-VEST(R) SEP-IRA, SARSEP IRA and SIMPLE IRA contracts.

RECHARACTERIZATION

Employer-funded amounts that have been contributed as traditional IRA funds may, in some circumstances, subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have employer-funded amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS


Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o qualified plans;

o governmental employer 457(b) plans;

o 403(b) plans; and

o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.


Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


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ROLLOVERS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances.

There are two ways to do rollovers:

o Do it yourself:


   You actually receive a distribution that can be rolled over with special rules and restrictions and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.


o Direct rollover:

  You tell the trustee or custodian of the eligible retirement plan to send the eligible rollover distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

  All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:


o a "required minimum distribution" after age 70-1/2 or retirement; or


o one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

o a hardship withdrawal; or

o a corrective distribution which fits specified technical tax rules; or

o a loan that is treated as a distribution; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer EDC plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are examples of excess contributions to IRAs:

o regular contributions to a traditional IRA made after you reach age 70-1/2; or


o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publication 590 for further details.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS

You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS


Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. The conversion of amounts from a SEP-IRA, SARSEP IRA or SIMPLE IRA (after two plan participant years)


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to a Roth IRA is taxable. Generally, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

In addition, a distribution from a traditional IRA is not taxable if:


o the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or


o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan. (See "Rollovers from eligible retirement plans other than traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA; a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans under very limited circumstances.


REQUIRED MINIMUM DISTRIBUTIONS

Traditional IRAs are subject to required minimum distribution rules described in "Required minimum distributions" later in this prospectus.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o to pay certain first-time home buyer expenses (special federal income tax definition); or

o to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.) In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 4.00%, is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored.

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You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

     Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                     TABLE I
                         ACCOUNT VALUES AND CASH VALUES
 (ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                      YEAR)

--------------------------------------------------------------------------------
        1.00% MINIMUM GUARANTEE                   1.00% MINIMUM GUARANTEE
        -----------------------                   -----------------------
 CONTRACT      ACCOUNT         CASH       CONTRACT      ACCOUNT         CASH
 YEAR END       VALUE          VALUE      YEAR END       VALUE         VALUE
--------------------------------------------------------------------------------
      1      $   989.80     $   936.35       26       $29,196.26     $28,836.26
--------------------------------------------------------------------------------
      2      $ 1,979.70     $ 1,872.79       27       $30,498.22     $30,138.22
--------------------------------------------------------------------------------
      3      $ 2,979.49     $ 2,818.60       28       $31,813.20     $31,453.20
--------------------------------------------------------------------------------
      4      $ 3,989.29     $ 3,773.87       29       $33,141.33     $32,781.33
--------------------------------------------------------------------------------
      5      $ 5,009.18     $ 4,738.69       30       $34,482.75     $34,122.75
--------------------------------------------------------------------------------
      6      $ 6,039.27     $ 5,713.15       31       $35,837.57     $35,477.57
--------------------------------------------------------------------------------
      7      $ 7,079.67     $ 6,719.67       32       $37,205.95     $36,845.95
--------------------------------------------------------------------------------
      8      $ 8,130.46     $ 7,770.46       33       $38,588.01     $38,228.01
--------------------------------------------------------------------------------
      9      $ 9,191.77     $ 8,831.77       34       $39,983.89     $39,623.89
--------------------------------------------------------------------------------
     10      $10,263.69     $ 9,903.69       35       $41,393.73     $41,033.73
--------------------------------------------------------------------------------
     11      $11,346.32     $10,986.32       36       $42,817.67     $42,457.67
--------------------------------------------------------------------------------
     12      $12,439.79     $12,079.79       37       $44,255.84     $43,895.84
--------------------------------------------------------------------------------
     13      $13,544.18     $13,184.18       38       $45,708.40     $45,348.40
--------------------------------------------------------------------------------
     14      $14,659.63     $14,299.63       39       $47,175.49     $46,815.49
--------------------------------------------------------------------------------
     15      $15,786.22     $15,426.22       40       $48,657.24     $48,297.24
--------------------------------------------------------------------------------
     16      $16,924.08     $16,564.08       41       $50,153.81     $49,793.81
--------------------------------------------------------------------------------
     17      $18,073.33     $17,713.33       42       $51,665.35     $51,305.35
--------------------------------------------------------------------------------
     18      $19,234.06     $18,874.06       43       $53,192.00     $52,832.00
--------------------------------------------------------------------------------
     19      $20,436.40     $20,076.40       44       $54,733.92     $54,373.92
--------------------------------------------------------------------------------
     20      $21,650.76     $21,290.76       45       $56,291.26     $55,931.26
--------------------------------------------------------------------------------
     21      $22,877.27     $22,517.27       46       $57,864.18     $57,504.18
--------------------------------------------------------------------------------
     22      $24,116.04     $23,756.04       47       $59,452.82     $59,092.82
--------------------------------------------------------------------------------
     23      $25,367.20     $25,007.20       48       $61,057.35     $60,697.35
--------------------------------------------------------------------------------
     24      $26,630.88     $26,270.88       49       $62,677.92     $62,317.92
--------------------------------------------------------------------------------
     25      $27,907.18     $27,547.18       50       $64,314.70     $63,954.70
--------------------------------------------------------------------------------

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     Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
     (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

--------------------------------------------------------------------------------
      1.00% MINIMUM GUARANTEE                  1.00% MINIMUM GUARANTEE
      -----------------------                  -----------------------
  CONTRACT    ACCOUNT       CASH          CONTRACT     ACCOUNT       CASH
  YEAR END     VALUE        VALUE         YEAR END      VALUE        VALUE
--------------------------------------------------------------------------------
      1       $989.80      $936.35           26        $434.76      $434.76
--------------------------------------------------------------------------------
      2       $979.70      $926.80           27        $409.11      $409.11
--------------------------------------------------------------------------------
      3       $959.50      $907.69           28        $383.20      $383.20
--------------------------------------------------------------------------------
      4       $939.10      $888.38           29        $357.03      $357.03
--------------------------------------------------------------------------------
      5       $918.49      $868.89           30        $330.60      $330.60
--------------------------------------------------------------------------------
      6       $897.67      $849.20           31        $303.91      $303.91
--------------------------------------------------------------------------------
      7       $876.65      $876.65           32        $276.95      $276.95
--------------------------------------------------------------------------------
      8       $855.42      $855.42           33        $249.72      $249.72
--------------------------------------------------------------------------------
      9       $833.97      $833.97           34        $222.21      $222.21
--------------------------------------------------------------------------------
     10       $812.31      $812.31           35        $194.44      $194.44
--------------------------------------------------------------------------------
     11       $790.43      $790.43           36        $166.38      $166.38
--------------------------------------------------------------------------------
     12       $768.34      $768.34           37        $138.04      $138.04
--------------------------------------------------------------------------------
     13       $746.02      $746.02           38        $109.42      $109.42
--------------------------------------------------------------------------------
     14       $723.48      $723.48           39        $ 80.52      $ 80.52
--------------------------------------------------------------------------------
     15       $700.71      $700.71           40        $ 51.32      $ 51.32
--------------------------------------------------------------------------------
     16       $677.72      $677.72           41        $ 21.84      $ 21.84
--------------------------------------------------------------------------------
     17       $654.50      $654.50           42        $  0.00      $  0.00
--------------------------------------------------------------------------------
     18       $631.04      $631.04           43        $  0.00      $  0.00
--------------------------------------------------------------------------------
     19       $607.35      $607.35           44        $  0.00      $  0.00
--------------------------------------------------------------------------------
     20       $583.43      $583.43           45        $  0.00      $  0.00
--------------------------------------------------------------------------------
     21       $559.26      $559.26           46        $  0.00      $  0.00
--------------------------------------------------------------------------------
     22       $534.85      $534.85           47        $  0.00      $  0.00
--------------------------------------------------------------------------------
     23       $510.20      $510.20           48        $  0.00      $  0.00
--------------------------------------------------------------------------------
     24       $485.31      $485.31           49        $  0.00      $  0.00
--------------------------------------------------------------------------------
     25       $460.16      $460.16           50        $  0.00      $  0.00
--------------------------------------------------------------------------------

60 Tax information
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REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS


If you are a participant in a qualified retirement plan, a 457(b) plan (both employer types), or own a 403(b) TSA annuity contract or traditional IRA, including SEP, SARSEP or SIMPLE IRA, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and contracts by a specified date. The beginning date depends on the type of plan or contract, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.


Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts and annuity contracts funding tax qualified retirement plans, including 401(a) qualified plans, 403(b) plans, and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

Generally, qualified plan, 403(b) plan and 457(b) plan participants must also take the first required minimum distribution for the calendar year in which the participant turns age 70-1/2. However, qualified plan, 403(b) plan and 457(b) plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70-1/2, as follows:

o For qualified plan, 403(b) plan and 457(b) plan participants who have not retired from service with the employer who provided the funds for this qualified plan, 403(b) TSA, or EDC contract by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement. Note that this rule does not apply to qualified plan participants who are 5% owners.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 403(b) TSA account balance, even if retired at age 70-1/2.

The first required minimum distribution is for the calendar year in which you turn age 70-1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70-1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your qualified plan, 403(b) TSA account, 457(b) plan account, or traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our automatic minimum distribution withdrawal option. If you do not elect one of these options and you have any kind of traditional IRA (SEP, SARSEP or SIMPLE IRA), we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

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Also, the IRS will let you calculate the required minimum distribution for each traditional IRA or 403(b) TSA contract that you maintain, using the method that you picked for that particular IRA or TSA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA (or TSA) required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs (or TSAs) that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice-versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age-group which must take lifetime required minimum distributions. If this is an IRA or TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA or TSA that you own. Note that in the case of a qualified plan or EDC the distribution must be taken annually from the qualified plan or EDC contract.


WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.


INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Qualified plans under Section 401 of the Internal Revenue Code are generally subject to ERISA. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

o For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) processing and all other terms and conditions of the loan.

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o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

o Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) Trusteed, HR-10 Annuitant-Owned, SIMPLE IRA and TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.


You should note that we might have to withhold and/or report on amounts we pay under a free look or cancellation.


Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $24,960 in periodic annuity payments in 2010 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), and any distribution from a qualified plan or TSA which is not an eligible rollover distribution we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution" from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an "eligible rollover distribution" then the 10% withholding rate applies.

MANDATORY WITHHOLDING FROM TSA, GOVERNMENTAL EMPLOYER EDC AND QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans,

                                                             Tax information  63
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governmental employer 457(b) EDC plans, and TSAs are subject to mandatory 20%
withholding. The plan administrator is responsible for withholding from qualified plan and governmental employer EDC plan distributions. An eligible rollover distribution from one of these eligible retirement plans can be rolled over to another one of these eligible retirement plans or a traditional IRA. All distributions from a TSA, governmental employer EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions which fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

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8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A or Class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan relating to its Class IB/B shares, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE
We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.


The rates to maturity for new allocations as of February 16, 2010 and the related price per $100 of maturity value were as shown below:



--------------------------------------------------------------------------------
  FIXED MATURITY OPTIONS
     WITH JUNE 15TH
    MATURITY DATE OF       RATE TO MATURITY AS OF      PRICE PER $100 OF
      MATURITY YEAR          FEBRUARY 16, 2010         MATURITY VALUE
--------------------------------------------------------------------------------
           2010                   3.00%**                  $99.04
           2011                   3.00%**                  $96.16
           2012                   3.00%**                  $93.35
           2013                   3.00%**                  $90.63
           2014                   3.00%**                  $87.99
           2015                   3.00%**                  $85.43
           2016                   3.00%**                  $82.93
           2017*                  3.10%                    $79.95
           2018*                  3.30%                    $76.30
           2019*                  3.60%                    $71.89
--------------------------------------------------------------------------------


*  Not available in Oregon

** Since these rates to maturity are 3%, no amounts could have been allocated to these options.

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HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III later in this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the

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contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to general accounts, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR CERTAIN SEP AND KEOGH PLAN CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into your contracts on a monthly basis. AIP is available for single life SEP and Keogh units provided that the single life is the employer who provided the funds.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

WIRE TRANSFERS. Employers may also send contributions by wire transfer from a bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

  - on a non-business day:
  - after 4:00 p.m. Eastern Time on a business day; or
  - after an early close of regular trading on the NYSE on a business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution..

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

o Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees;

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

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We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

Generally, the owner may not assign a contract for any purpose. However, a trustee owner of a Trusteed contract can transfer ownership to the annuitant. We will not be bound by this assignment for transfer of ownership unless it is in writing and we have received it at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA (but not University TSA), governmental employer EDC (subject to state availability) and Corporate Trusteed contracts only, unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for an EDC or Trusteed contract. You can change the funding vehicle for a TSA, SEP or SIMPLE IRA contract.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of

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both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 12.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 0.35% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(R) Employer-Sponsored Retirement Plans on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

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In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.

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9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2009 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.

                             Incorporation of certain documents by reference  71
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Appendix I: Original contracts

--------------------------------------------------------------------------------

Original Contracts are EQUI-VEST(R) contracts under which the contract owner has not elected to add any additional variable investment options when they first became available.

SELECTING YOUR INVESTMENT METHOD. If you own an original contract, only the guaranteed interest option and the EQ/Money Market, AXA Moderate Allocation, EQ/Common Stock Index and Multimanager Aggressive Equity options are available. In most cases, you may request that we add additional variable investment options to your original contract. We reserve the right to deny your request.

TRANSFERRING YOUR ACCOUNT VALUE. If you own an original contract, including original contract owners who elect to amend their contract by selecting maximum transfer flexibility, the EQ/Money Market option is always available. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under your original contract.

I-1 Appendix I: Original contracts
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Appendix II: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).

------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         2000     2001      2002      2003      2004      2005      2006     2007     2008     2009
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                 --       --        --        --        --        --        --       --       --  $104.46
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        --       --        --        --        --        --        --       --       --       15
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                 --       --        --   $109.15   $120.39   $128.35   $149.30  $156.38  $ 93.81  $117.80
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        --       --        --         8        50       122       364      741    1,158    1,647
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                 --       --        --   $102.15   $106.86   $108.01   $113.35  $118.31  $103.87  $112.55
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        --       --        --         6        36        59        91      231      309      378
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                 --       --        --   $104.14   $110.71   $112.78   $121.01  $125.94  $100.11  $113.02
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        --       --        --         5        44       112       222      406      540      685
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 51.10  $ 49.61   $ 42.91   $ 50.77   $ 55.12   $ 57.47   $ 63.00  $ 66.55  $ 49.96  $ 58.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    20,413   19,822    23,382    21,629    20,412    19,656    18,359   17,845   17,357   17,262
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                 --       --        --   $107.96   $118.97   $125.20   $141.45  $148.46  $ 99.92  $120.23
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        --       --        --        18       185       491     1,337    2,455    3,252    3,922
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $121.54  $ 92.48   $ 82.20   $109.83   $128.38   $146.39   $178.84  $197.62  $ 96.32  $121.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,028      945     5,013     4,603     4,372     4,333     4,232    4,096    3,827    3,659
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $168.29  $144.40   $ 99.61   $138.85   $156.54   $172.65   $186.13  $214.81  $117.58  $157.78
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,895    1,988     1,955     1,959     1,885     1,791     1,655    1,500    1,411    1,367
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                 --       --        --        --        --        --   $108.22  $ 97.55  $ 64.09  $ 81.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        --       --        --        --        --        --         8       50       93      113
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $165.28  $172.07   $141.48   $183.13   $199.77   $202.92   $242.07  $241.63  $151.23  $194.39
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       634    1,044     1,282     1,316     1,355     1,330     1,272    1,248    1,236    1,328
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                 --       --   $ 75.52   $ 95.40   $114.50   $125.21   $155.26  $168.78  $ 94.92  $121.98
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        --       --       928       946     1,010     1,260     1,505    1,600    1,585    1,655
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                 --       --        --        --   $106.97   $112.04   $128.19  $131.14  $ 87.59  $ 96.39
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        --       --        --        --        33       232       292      333      358      386
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $103.06  $ 86.73   $ 62.93   $ 79.44   $ 81.19   $ 87.10   $ 90.43  $100.04  $ 54.07  $ 69.81
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        15       33        57        89       118       143       167      196      213      240
------------------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-1
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SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         2000     2001      2002      2003      2004      2005      2006     2007     2008     2009
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 53.85   $ 65.86   $ 68.57   $ 71.11  $ 75.35  $ 78.41  $ 46.10  $ 60.69
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        19        39        47        67      101      163      194      213
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $111.59  $107.86   $ 80.17   $104.00   $113.80   $119.08  $131.65  $132.02  $ 78.59  $101.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         44       95     1,211     1,179     1,112     1,015      923    1,410    1,258    1,168
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $339.28  $299.82   $197.84   $292.96   $330.99   $341.80  $374.77  $384.25  $213.98  $271.80
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     15,685   14,197    11,899    11,092    10,291     9,393    8,175    6,992    6,150    5,705
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $107.03   $109.16   $112.11   $113.06  $116.08  $118.07  $106.08  $107.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       207       316       405       574      643      748      667      798
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --        --        --        --       --  $ 96.94  $ 58.14  $ 76.10
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --        --        --        --       --       37      123      191
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $287.40  $249.66   $191.65   $242.29   $264.16   $272.79  $310.53  $322.33  $199.82  $248.75
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      4,346    4,083     3,648     3,539     3,393     3,219    2,920    2,757    2,594    2,527
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --  $105.89   $ 92.40   $119.55   $130.34   $142.37  $153.56  $172.77  $101.77  $128.33
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       337       779       948     1,217    1,548    1,770    2,024    2,138
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $ 92.84  $ 76.01   $ 56.98   $ 77.69   $ 82.05   $ 84.15  $ 87.90  $ 96.54  $ 68.96  $ 95.45
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         18       33        55       125       206       204      185      218      221      353
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --        --        --        --  $104.29  $105.01  $ 70.65  $ 90.98
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --        --        --        --       90      570      600      614
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --        --        --        --       --  $ 95.16  $ 59.25  $ 75.10
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --        --        --        --       --      176      330      389
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --        --        --   $105.04  $116.29  $118.65  $100.88  $116.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --        --        --        15       39       65       71       75
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --        --   $113.23   $116.54  $136.64  $147.33  $100.79  $140.66
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --        --        37       251      362      647      842    1,109
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --        --        --   $ 97.50  $ 99.48  $107.28  $112.70  $113.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --        --        --         4       46      131      314      314
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $ 65.32  $ 61.12   $ 56.74   $ 87.28   $106.51   $139.53  $188.68  $264.35  $111.23  $164.68
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        926      850       895       949     1,084     1,420    1,693    1,843    1,758    1,934
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $134.60  $143.62   $154.25   $155.83   $157.11   $157.33  $160.48  $169.61  $173.78  $167.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        309      587       915       788       674       613      532      504      484      438
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 67.65   $ 88.51   $ 99.21   $114.65  $134.89  $153.33  $ 83.42  $111.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        61       175       316       437      534      576      683      805
------------------------------------------------------------------------------------------------------------------------------------


II-2 Appendix II: Condensed financial information

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                           www.axa-equitable.com/green

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         2000     2001      2002      2003      2004      2005      2006     2007     2008     2009
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --       --        --        --   $115.00  $142.55  $163.42   $ 96.29  $130.37
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       --        --        --        13       67      160       188      248
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $131.45  $120.85   $96.50   $120.74   $132.08   $135.43  $160.85  $156.76   $ 93.14  $121.58
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        521      532      484       448       414       382      362      351       314      309
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $102.37  $ 84.85   $66.13   $ 79.62   $ 87.51   $ 92.55  $103.13  $105.70   $ 65.27  $ 81.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         68       87      118       161       140       132      116      107       111      124
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $ 93.70  $ 70.28   $47.74   $ 58.02   $ 62.04   $ 70.34  $ 69.04  $ 77.63   $ 48.81  $ 65.60
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      2,596    2,788    2,376     2,212     1,966     1,822    1,671    1,480     1,401    1,420
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $220.97  $143.76   $93.15   $118.84   $132.05   $142.04  $151.04  $172.29   $104.99  $139.68
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,720    3,422    2,890     2,681     2,410     2,130    1,844    1,655     1,531    1,451
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --       --        --        --   $106.40  $112.16  $104.09   $ 44.46  $ 52.26
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       --        --        --        13      108      128       147      201
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit Value                                  --  $ 94.39   $80.42   $102.15   $114.33   $118.93  $142.44  $134.27   $ 75.50  $ 89.84
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --    1,544    1,981     2,115     2,287     2,451    2,714    9,158     8,082    7,621
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --       --        --        --   $105.99  $122.57  $125.12   $ 78.30  $ 91.24
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       --        --        --        11       75      105       106      118
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --       --        --        --   $105.62  $117.43  $128.22   $ 87.32  $108.13
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       --        --        --        13       25       38        76      149
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $ 99.98  $ 85.41   $68.70   $ 97.34   $111.43   $116.94  $128.68  $137.14   $ 68.62  $ 92.25
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         86      420      738     1,109     1,384     1,577    1,735    1,869     2,031    2,200
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $109.21  $112.05   $94.29   $123.98   $144.14   $158.32  $175.70  $170.56   $101.70  $136.30
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        628    1,238    1,835     1,967     2,096     2,279    2,273    2,189     2,009    2,681
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $ 33.15  $ 33.96   $34.00   $ 33.81   $ 33.69   $ 34.19  $ 35.33  $ 36.61   $ 36.99  $ 36.46
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      1,458    1,796    1,816     1,322     1,193     1,383    2,018    2,683     2,421    1,591
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --       --        --   $104.66   $108.84  $115.92  $138.16   $ 91.48  $117.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       --        --         1        17       23       87       155      200
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --       --        --        --        --  $107.10  $107.40   $ 65.59  $ 80.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       --        --        --        --       32      228       241      265
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --       --        --        --        --  $110.94  $115.70   $ 67.64  $ 92.50
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       --        --        --        --       14       82       114      168
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --       --        --        --   $ 99.35  $ 98.40  $108.22   $102.45  $109.17
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       --        --        --        82      167      270       619      803
------------------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-3

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                           www.axa-equitable.com/green

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         2000     2001      2002      2003      2004      2005      2006     2007     2008     2009
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $138.33  $147.79   $157.39  $161.18   $165.40   $166.86  $171.37  $177.18   $163.75  $171.70
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        566      899       950      827       737       726      670      670       587      692
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 81.53  $117.33   $136.22   $140.12  $162.73  $157.60   $102.42  $127.45
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        72      260       446       537      672      766       808      921
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --   $111.22   $114.11  $108.07  $114.32   $ 65.18  $ 91.73
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --         6        36       43      530       571      733
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --  $107.58  $108.35   $ 63.26  $ 81.16
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --       30      188       210      250
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --   $109.24   $117.48  $132.31  $132.06   $ 78.13  $102.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --         1        41       94      127       111      120
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --   $104.29  $119.26  $114.71   $ 71.36  $ 90.40
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        47      110      144       151      161
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --   $123.74  $133.39  $161.09   $ 83.71  $129.73
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        32       93      226       285      478
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $ 90.70  $ 67.13   $ 47.48  $ 64.75   $ 72.04   $ 77.39  $ 80.76  $ 89.29   $ 47.27  $ 64.44
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     18,138   16,058    13,832   12,726    11,587    10,645    9,157    7,790     6,924    6,779
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $106.73  $109.24   $111.97   $112.40  $115.08  $120.64   $121.96  $130.33
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       264      311       348       375      370      371       378      415
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 78.07  $103.47   $120.36   $137.09  $169.50  $188.01   $ 97.87  $125.45
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        82      150       268       321      430      461       438      430
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 76.43  $ 96.62   $104.55   $110.09  $123.37  $127.80   $ 76.23  $ 99.66
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        91      122       129       128      120      130       120      112
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 67.87  $ 87.47   $ 92.04   $ 97.62  $ 96.42  $105.82   $ 57.02  $ 76.81
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       138      219       256       267      257      266       276      271
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 79.08  $102.28   $115.47   $122.01  $143.64  $146.86   $ 90.63  $109.85
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       127      163       203       263      308      335       354      337
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 62.00  $ 85.78   $ 94.55   $101.11  $109.36  $120.73   $ 67.20  $ 93.99
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       211      417       530       556      547      536       504      503
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 73.70  $102.24   $116.19   $123.06  $139.29  $137.54   $ 86.89  $123.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       214      334       425       390      391      368       346      347
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $129.28  $128.74   $123.58  $149.82   $161.02   $164.14  $178.48  $182.06   $137.74  $149.37
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        800      770       696      769       761       768      737      723       624      580
------------------------------------------------------------------------------------------------------------------------------------


II-4 Appendix II: Condensed financial information

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                           www.axa-equitable.com/green

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         2000     2001      2002      2003      2004      2005      2006     2007     2008     2009
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               --       --          --        --   $114.58   $121.52  $132.13  $135.15   $ 77.18  $102.45
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      --       --          --        --         3        80      216      308       303      317
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               --       --     $112.38   $152.31   $175.98   $181.76  $208.22  $185.20   $113.53  $141.60
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      --       --         239       434       617       739      794      725       675      668
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               --       --     $ 56.63   $ 88.08   $ 91.24   $100.16  $106.03  $123.67   $ 64.57  $100.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      --       --          53       211       989       901      838      823       789      897
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               --       --          --        --        --        --  $108.32  $114.60   $ 78.60  $ 93.30
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      --       --          --        --        --        --       11       60       109      141
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               --       --          --        --        --        --  $109.27  $115.74   $ 74.21  $ 90.20
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      --       --          --        --        --        --        7       61       108      162
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               --       --          --        --        --        --  $110.16  $116.71   $ 71.34  $ 88.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      --       --          --        --        --        --        4       29        72      122
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               --       --          --        --        --        --  $110.95  $118.00   $ 68.30  $ 86.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      --       --          --        --        --        --        3       23        52       91
------------------------------------------------------------------------------------------------------------------------------------





                               Appendix II: Condensed financial information II-5

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                           www.axa-equitable.com/green

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).

------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         2000     2001      2002      2003      2004      2005      2006     2007     2008     2009
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --       --       --        --  $104.46
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --       --       --        --       15
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --  $109.15   $120.39   $128.35  $149.30  $156.38   $ 93.81  $117.80
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --        8        50       122      364      741     1,158    1,647
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --  $102.15   $106.86   $108.01  $113.35  $118.31   $103.87  $112.55
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --        6        36        59       91      231       309      378
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --  $104.14   $110.71   $112.78  $121.01  $125.94   $100.11  $113.02
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --        5        44       112      222      406       540      685
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $178.32  $172.66   $149.01  $175.55   $188.77   $195.64  $213.45  $224.33   $167.56  $193.89
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        846    1,334     2,689    2,378     2,153     1,902    1,696    1,605     1,472    1,369
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --  $107.96   $118.97   $125.20  $141.45  $148.46   $ 99.92  $120.23
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       18       185       491    1,337    2,455     3,252    3,922
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $121.54  $ 92.48   $ 82.20  $109.83   $128.38   $146.39  $178.84  $197.62   $ 96.32  $121.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      1,028      945     5,013    4,796     4,372     4,333    4,232    4,096     3,827    3,659
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $168.29  $144.40   $ 99.61  $138.85   $156.54   $172.65  $186.13  $214.81   $117.58  $157.78
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      1,895    1,988     1,955    2,016     1,885     1,791    1,655    1,500     1,411    1,367
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --  $108.22  $ 97.55   $ 64.09  $ 81.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --        8       50        93      113
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $165.28  $172.07   $141.48  $183.13   $199.77   $202.92  $242.07  $241.63   $151.23  $194.39
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        634    1,044     1,282    1,337     1,355     1,330    1,272    1,248     1,236    1,328
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 75.52  $ 95.40   $114.50   $125.21  $155.26  $168.78   $ 94.92  $121.98
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       928      970     1,010     1,260    1,505    1,600     1,585    1,655
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --   $106.97   $112.04  $128.19  $131.14   $ 87.59  $ 96.39
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        33       232      292      333       358      386
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $103.06  $ 86.73   $ 62.93  $ 79.44   $ 81.19   $ 87.10  $ 90.43  $100.04   $ 54.07  $ 69.81
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         15       33        57       89       118       143      167      196       213      240
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 53.85  $ 65.86   $ 68.57   $ 71.11  $ 75.35  $ 78.41   $ 46.10  $ 60.69
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        19       41        47        67      101      163       194      213
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $111.59  $107.86   $ 80.17  $104.00   $113.80   $119.08  $131.65  $132.02   $ 78.59  $101.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         44       95     1,211    1,200     1,112     1,015      923    1,410     1,258    1,168
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $264.88  $233.80   $154.15  $227.99   $257.31   $265.43  $290.56  $297.34   $165.26  $209.74
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      6,233    5,579     4,418    4,024     3,627     3,126    2,645    2,259     1,933    1,725
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $107.03  $109.16   $112.11   $113.06  $116.08  $118.07   $106.08  $107.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       207      318       405       574      643      748       667      798
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --       --  $ 96.94   $ 58.14  $ 76.10
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --       --       37       123      191
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $287.40  $249.66   $191.65  $242.29   $264.16   $272.79  $310.53  $322.33   $199.82  $248.75
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      4,346    4,083     3,648    3,658     3,393     3,219    2,920    2,757     2,594    2,527
------------------------------------------------------------------------------------------------------------------------------------


II-6 Appendix II: Condensed financial information

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SERIES 300 AND 400 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).

------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         2000     2001      2002      2003      2004      2005      2006     2007     2008     2009
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --  $105.89   $ 92.41  $119.55   $130.34   $142.37  $153.56  $172.77   $101.77  $128.33
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       337      790       948     1,217    1,548    1,770     2,024    2,138
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $ 92.84  $ 76.01   $ 56.98  $ 77.69   $ 82.05   $ 84.15  $ 87.90  $ 96.54   $ 68.96  $ 95.45
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         18       33        55      127       206       204      185      218       221      353
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --  $104.29  $105.01   $ 70.65  $ 90.98
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --       90      570       600      614
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --       --  $ 95.16   $ 59.25  $ 75.10
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --       --      176       330      389
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --   $105.04  $116.29  $118.65   $100.88  $116.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        15       39       65        71       75
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --   $113.23   $116.54  $136.64  $147.33   $100.79  $140.66
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        37       251      362      647       842    1,109
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --   $ 97.50  $ 99.48  $107.28   $112.70  $113.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --         4       46      131       314      314
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $ 65.32  $ 61.12   $ 56.74  $ 87.28   $106.51   $139.53  $188.68  $264.35   $111.23  $164.68
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        926      850       895      971     1,084     1,420    1,693    1,843     1,758    1,934
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $134.60  $143.62   $154.25  $155.83   $157.11   $157.33  $160.48  $169.61   $173.78  $167.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        309      587       915      818       674       613      532      504       484      438
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 67.65  $ 88.51   $ 99.21   $114.65  $134.89  $153.33   $ 83.42  $111.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        61      177       316       437      534      576       683      805
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --   $115.00  $142.55  $163.42   $ 96.29  $130.37
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        13       67      160       188      248
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $131.45  $120.85   $ 96.50  $120.74   $132.08   $135.43  $160.85  $156.76   $ 93.14  $121.58
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        521      532       484      454       414       382      362      351       314      309
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $102.37  $ 84.85   $ 66.13  $ 79.62   $ 87.51   $ 92.55  $103.13  $105.70   $ 65.27  $ 81.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         68       87       118      162       140       132      116      107       111      124
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $ 93.70  $ 70.28   $ 47.74  $ 58.02   $ 62.04   $ 70.34  $ 69.04  $ 77.63   $ 48.81  $ 65.60
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      2,596    2,788     2,376    2,254     1,966     1,822    1,671    1,480     1,401    1,420
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $220.97  $143.76   $ 93.15  $118.84   $132.05   $142.04  $151.04  $172.29   $104.99  $139.68
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,720    3,422     2,890    2,741     2,410     2,130    1,844    1,655     1,531    1,451
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --   $106.40  $112.16  $104.09   $ 44.46  $ 52.26
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        13      108      128       147      201
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit Value                                  --  $ 94.39   $ 80.42  $102.15   $114.33   $118.93  $142.44  $134.27   $ 75.50  $ 89.84
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --    1,544     1,981    2,153     2,287     2,451    2,714    9,158     8,082    7,621
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --   $105.99  $122.57  $125.12   $ 78.30  $ 91.24
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        11       75      105       106      118
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --   $105.62  $117.43  $128.22   $ 87.32  $108.13
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        13       25       38        76      149
------------------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-7

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SERIES 300 AND 400 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).

------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         2000     2001      2002      2003      2004      2005      2006     2007     2008     2009
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $ 99.98  $ 85.41   $ 68.70  $ 97.34   $111.43   $116.94  $128.68  $137.14   $ 68.62  $ 92.25
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         86      420       738    1,117     1,384     1,577    1,735    1,869     2,031    2,200
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $109.21  $112.05   $ 94.29  $123.98   $144.14   $158.32  $175.70  $170.56   $101.70  $136.30
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        628    1,238     1,835    2,002     2,096     2,279    2,273    2,189     2,009    2,681
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $130.47  $133.66   $133.83  $133.10   $132.67   $135.29  $139.78  $144.74   $146.16  $144.61
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        297      395       342      231       186        63       56       54        55       35
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --   $104.66   $108.84  $115.92  $138.16   $ 91.48  $117.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --         1        17       23       87       155      200
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --  $107.10  $107.40   $ 65.59  $ 80.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --       32      228       241      265
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --  $110.94  $115.70   $ 67.64  $ 92.50
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --       14       82       114      168
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --   $ 99.35  $ 98.40  $108.22   $102.45  $109.17
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        82      167      270       619      803
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $138.33  $147.79   $157.39  $161.18   $165.40   $166.86  $171.37  $177.18   $163.75  $171.70
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        566      899       950      851       737       726      670      670       587      692
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 81.53  $117.33   $136.22   $140.12  $162.73  $157.60   $102.42  $127.45
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        72      261       446       537      672      766       808      921
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --   $111.22   $114.11  $108.07  $114.32   $ 65.18  $ 91.73
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --         6        36       43      530       571      733
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --  $107.58  $108.35   $ 63.26  $ 81.16
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --       30      188       210      250
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --   $109.24   $117.48  $132.31  $132.06   $ 78.13  $102.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --         1        41       92      127       111      120
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --   $104.29  $119.26  $114.71   $ 71.36  $ 90.40
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        47      110      144       151      161
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --   $123.74  $133.39  $161.09   $ 83.71  $129.73
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        32       93      226       285      478
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $162.34  $120.13   $ 84.51  $114.95   $127.42   $136.36  $141.76  $156.14   $ 82.34  $111.78
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      2,607    2,242     1,841    1,636     1,467     1,285    1,113      954       846      839
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $106.73  $109.24   $111.97   $112.40  $115.08  $120.64   $121.96  $130.33
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       264      316       348       375      370      371       378      415
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 78.07  $103.47   $120.36   $137.09  $169.50  $188.01   $ 97.87  $125.45
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        82      152       268       321      430      461       438      430
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 76.43  $ 96.62   $104.55   $110.09  $123.37  $127.80   $ 76.23  $ 99.66
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        91      123       129       128      120      130       120      112
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 67.87  $ 87.47   $ 92.04   $ 97.62  $ 96.42  $105.82   $ 57.02  $ 76.81
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       138      221       256       267      257      266       276      271
------------------------------------------------------------------------------------------------------------------------------------


II-8 Appendix II: Condensed financial information

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                           www.axa-equitable.com/green

SERIES 300 AND 400 CONTRACTS (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).

------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         2000     2001      2002      2003      2004      2005      2006     2007     2008     2009
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 79.08  $102.28   $115.47   $122.01  $143.64  $146.86   $ 90.63  $109.85
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       127      165       203       263      308      335       354      337
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 62.00  $ 85.78   $ 94.55   $101.11  $109.36  $120.73   $ 67.20  $ 93.99
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       211      421       530       556      547      536       504      503
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 73.70  $102.24   $116.19   $123.06  $139.29  $137.54   $ 86.89  $123.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       214      337       425       390      391      368       346      347
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                             $129.28  $128.74   $123.58  $149.82   $161.02   $164.14  $178.48  $182.06   $137.74  $149.37
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        800      770       696      798       761       768      737      723       624      580
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --   $114.58   $121.52  $132.13  $135.15   $ 77.18  $102.45
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --         3        80      216      308       303      317
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $112.38  $152.31   $175.98   $181.76  $208.22  $185.20   $113.53  $141.60
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --       239      445       617       739      794      725       675      668
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --   $ 56.63  $ 88.08   $ 91.24   $100.16  $106.03  $123.67   $ 64.57  $100.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        53      212       989       901      838      823       789      897
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --  $108.32  $114.60   $ 78.60  $ 93.30
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --       11       60       109      141
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --  $109.27  $115.74   $ 74.21  $ 90.20
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --        7       61       108      162
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --  $110.16  $116.71   $ 71.34  $ 88.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --        4       29        72      122
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  --       --        --       --        --        --  $110.95  $118.00   $ 68.30  $ 86.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         --       --        --       --        --        --        3       23        52       91
------------------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-9

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Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2010 to a fixed maturity option with a maturity date of June 15, 2018 (eight* years later) at a hypothetical rate to maturity of 7.00% (H), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2014.(a)



-------------------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL ASSUMED RATE TO MATURITY(J)
                                                                                            ON JUNE 15, 2014
                                                                                -----------------------------------------
                                                                                           5%          9%
-------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2014 BEFORE WITHDRAWAL
-------------------------------------------------------------------------------------------------------------------------
(1) market adjusted amount(b)                                                           $141,389    $121,737
-------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount(c)                                                            $131,104    $131,104
-------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                                  $ 10,285    $ (9,367)
-------------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2014 AFTER $50,000 WITHDRAWAL
-------------------------------------------------------------------------------------------------------------------------
(4) portion of market value adjustment associated with the withdrawal:
    (3) x [$50,000/(1)]                                                                 $  3,637    $ (3,847)
-------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal:
    $50,000 - (4)                                                                       $ 46,363    $ 53,847
-------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                                $ 91,389    $ 71,737
-------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                                    $ 84,741    $ 77,257
-------------------------------------------------------------------------------------------------------------------------
(8) maturity value (d)                                                                  $111,099    $101,287
-------------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

*In Oregon, seven is the maximum maturity year.

Notes:

(a) Number of days from the withdrawal date to the maturity date = D = 1,461

(b) Market adjusted amount is based on the following calculation:

     Maturity value               $171,882
    ----------------     =     ----------------       where j is either 5% or 9%
      (1+j)(D/365)             (1+j)(1,461/365)

(c) Fixed maturity amount is based on the following calculation:

     Maturity value                  $171,882
    ----------------     =     -------------------
      (1+h)(D/365)             (1+0.07)(1,461/365)

(d) Maturity value is based on the following calculation:

    Fixed maturity amount x(1+h)(D/365)=($84,741 or $77,257)x(1+0.07)(1,461/365)

III-1 Appendix III: Market value adjustment example

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Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR
BENEFITS:

------------------------------------------------------------------------------------------------------------------------------------
                                                   CONTRACT TYPE/SERIES/
STATE         FEATURES AND BENEFITS                EFFECTIVE DATE               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA    See "Your right to cancel within a                                If you reside in the state of California and you
              certain number of days" in "Con-                                  are age 60 or older at the time the contract is
              tract features and benefits."                                     issued, you may return your variable annuity
                                                                                contract within 30 days from the date that you
                                                                                receive it and receive a refund as described
                                                                                below.

                                                                                If you allocate your entire initial contribution
                                                                                to the EQ/Money Market option (and/or guaranteed
                                                                                interest option), the amount of your refund will
                                                                                be equal to your contribution less interest,
                                                                                unless you make a transfer, in which case the
                                                                                amount of your refund will be equal to your
                                                                                account value on the date we receive your request
                                                                                to cancel at our processing office. This amount
                                                                                could be less than your initial contribution. If
                                                                                you allocate any portion of your initial
                                                                                contribution to the variable investment options
                                                                                (other than the EQ/Money Market option) and/or
                                                                                fixed maturity options, your refund will be equal
                                                                                to your account value on the date we receive your
                                                                                request to cancel at our processing office.
------------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT   See "Withdrawal charge" in "Fees     The changes apply to         The withdrawal charge percentage that applies
              and charges" under "EQUI-VEST(R)     contracts issued on or       depends on the contract year in which the with-
              at a glance -- key features;" and    after the dates indicated    drawal is made, according to the following table:
              in "Charges under the contract"      for the contract types
              under "Charges and expenses"         indicated as follows:
                                                                                Contract Year(s)           Charge
                                                   EDC -- June 20, 2003         ----------------           ------
                                                   TSA and Annuitant owned       1 through 5                 6%*
                                                   HR-10 contract series             6                        5
                                                   200 -- June 14, 2004              7                        4
                                                                                     8                        3
                                                                                     9                        2
                                                                                     10                       1
                                                                                11 and later                  0

                                                                                *This percentage may be reduced at older ages for
                                                                                certain contract series. Your financial
                                                                                professional can provide further details about the
                                                                                contract series you own.

                                                   SIMPLE IRA contract series   The amount of the withdrawal charge we deduct is
                                                   400 -- March 3, 2004         equal to 6% of contributions withdrawn that exceed
                                                   SEP and SARSEP contract      the 10% free withdrawal amount, that were made in
                                                   series 300 and Trusteed      the current and four prior contract years and 5%
                                                   contracts series 200 --      of contributions withdrawn that were made in the
                                                   June 14, 2004                contract year immediately preceding the four
                                                                                prior contract years.
------------------------------------------------------------------------------------------------------------------------------------

              Appendix IV: State contract availability and/or variations of certain features and benefits IV-1

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

------------------------------------------------------------------------------------------------------------------------------------
                                                     CONTRACT TYPE/SERIES/
STATE           FEATURES AND BENEFITS                EFFECTIVE DATE               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS        For SEP and SARSEP IRA Contract Series 300 and SIMPLE IRA Contract Series 400 issued on or after September 24, 2007:
                --------------------------------------------------------------------------------------------------------------------

                See "Withdrawal charge" in "Fees     The change applies to SEP    The amount of the withdrawal charge we deduct is
                and charges" under "EQUI-VEST(R)     and SARSEP IRA contract      equal to 6% of contributions withdrawn that exceed
                employer-sponsored retirement        series 300 and to SIMPLE     the 10% free withdrawal amount, that were made in
                plans at a glance -- key fea-        IRA contract series 400.     the current and four prior contract years and 5%
                tures;" and "Withdrawal charge                                    of contributions withdrawn that were made in the
                for series 300 and 400 contracts"                                 contract year immediately preceding the four
                under "Charges and expenses"                                      prior contract years.
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   See "Disability, terminal illness    The change applies to SEP,   The disability, terminal illness or confinement to
                or confinement to nursing home"      SARSEP IRA series 300,       a nursing home withdrawal charge waiver is not
                in "Charges under the contracts"     SIMPLE IRA series 400        available.
                under "Charges and expenses"         contracts issued on or
                                                     after November 27, 2006.
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        See "Fixed maturity options" in      Series 100 contracts         Fixed maturity options are not available.
                "What are your investment
                options under the contract" under
                "Contract features and benefits"

                See "Selecting an annuity payout                                  In the second to last paragraph in this section,
                option" in "Your annuity payout                                   the second line in the paragraph "(1) the amount
                option" under "Accessing your                                     applied to purchase the annuity;" is deleted in
                money"                                                            its entirety and replaced with the following: (1)
                                                                                  (1) The amount applied to provide the annuity will
                                                                                      be: (a) the account value for any life annuity
                                                                                      form or (b) the cash value for any period
                                                                                      certain annuity form except that, if the
                                                                                      period certain is more than five years, the
                                                                                      amount applied will be no less than 95% of the
                                                                                      account value.
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA    See "Fixed maturity options" in      Series 100, 200 and 300      Fixed maturity options are not available.
                "What are your investment            contracts
                options under the contract" under
                "Contract features and benefits"

                See "Loans under TSA, govern-        EDC 457 Contracts            Taking a loan in excess of the Internal Revenue
                mental employer EDC and                                           Code limits may result in adverse tax
                Corporate Trusteed contracts"                                     consequences. Please consult your tax adviser
                in "Accessing your money"                                         before taking a loan that exceeds the Internal
                                                                                  Revenue Code limits.
------------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Total Annual Expenses" in       EQUI-VEST(R) TSA contracts   Total Separate Account A annual expenses and total
                the "Fee Table" section under        series 200 issued on or      annual expenses of the Trusts when added together
                "Maximum total Separate              after August 1, 2002         are not permitted to exceed 2.75% (except for the
                Account A annual expenses" for                                    Multimanager Aggressive Equity, AXA Moderate
                series 200                           For TSA contract owners      Allocation, EQ/Common Stock Index and EQ/Money
                                                     who are employees of         Market options which are not permitted to exceed
                                                     public school districts      1.75%) unless the Teachers Retirement System of
                                                     and open enrollment          Texas permits a higher rate.
                                                     charter schools (grades
                                                     K-12) who are participants
                                                     in the TSA plan, the
                                                     providers of which are
                                                     subject to the 403(b)
                                                     Certification Rules of the
                                                     Teacher Retirement System
                                                     of the State of Texas, and
                                                     who enroll and contribute
                                                     to the TSA contracts
                                                     through a salary reduction
                                                     agreement.
------------------------------------------------------------------------------------------------------------------------------------

IV-2 Appendix IV: State contract availability and/or variations of certain features and benefits

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

------------------------------------------------------------------------------------------------------------------------------------
                                                   CONTRACT TYPE/SERIES/
STATE         FEATURES AND BENEFITS                EFFECTIVE DATE               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
TEXAS (CONT.) See "Withdrawal Charge" in                                        6% of the amount withdrawn, generally declining
              "Fees and charges" under "EQUI-                                   for the first through 12th contract years;
              VEST(SM) employer-sponsored
              programs at a glance -- key fea-                                  Contract year(s)          Charge
              tures," and in "Charges under the
              contract" in "Charges and                                              1                    6.00%
              expenses."                                                             2                    5.75%
                                                                                     3                    5.50%
                                                                                     4                    5.25%
                                                                                     5                    5.00%
                                                                                     6                    4.75%
                                                                                     7                    4.50%
                                                                                     8                    4.25%
                                                                                     9                    4.00%
                                                                                     10                   3.00%
                                                                                     11                   1.00%
                                                                                     12                   1.00%
                                                                                13 and later              0.00%

                                                                                The total of all withdrawal charges may not exceed
                                                                                8% of all contributions made during a specified
                                                                                period before the withdrawal is made.

              Unavailability of investment        Applies to all contracts      EQ/AXA Rosenberg Value Long/Short Equity invest-
              option                              regardless of the date of     ment option is closed for all new contributions
                                                  contract issue for            and incoming transfers.
                                                  contract owners who are
                                                  employees of public
                                                  school districts and open
                                                  enrollment charter schools
                                                  (K-12).

              See the SAI for condensed
              financial Information.
------------------------------------------------------------------------------------------------------------------------------------
UTAH          See "Withdrawal charge" in "Fees    The change applies to         The amount of the withdrawal charge we deduct is
              and charges" under "EQUI-VEST(R)    SIMPLE IRA contract series    equal to 6% of contributions withdrawn that exceed
              employer-sponsored retirement       400 issued on or after        the 10% free withdrawal amount, that were made in
              plans at a glance -- key fea-       November 27, 2006. This       the current and four prior contracts years and 5%
              tures;" and "Withdrawal charge      change applies to SEP and     of contributions withdrawn that were made in the
              for series 300 and 400 contracts"   SARSEP contract series 300    contract year immediately preceding the four
              under "Charges and expenses"        issued on or after August     prior contract years.
                                                  25, 2008.
------------------------------------------------------------------------------------------------------------------------------------
VERMONT       See "Loans under TSA, govern-                                     Taking a loan in excess of Internal Revenue Code
              mental employer EDC and                                           limits may result in adverse tax consequences.
              Corporate Trusteed contracts"                                     Please consult your tax adviser before taking a
              in "Accessing your money"                                         loan that exceeds the Internal Revenue Code
                                                                                limits.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON                                        The changes apply to
                                                  contracts issued on or
                                                  after August 13, 2001

              Fixed Maturity Options              All contract types and        Not available
                                                  series

              See Annual administrative charge    All contract types and        This charge is deducted pro rata from the variable
              in "Fees and charges" under         series                        investment options. If your account value is
              "EQUI-VEST(R) at a glance -- key                                  allocated 100% to the guaranteed interest option,
              features" and in "Charges under                                   the charge will be waived.
              the contract" under "Charges and
              expenses"

              See page 5 "Index of key words      Trusteed contracts            Not available
              and phrases"
------------------------------------------------------------------------------------------------------------------------------------

                           Appendix IV: State contract availability and/or
                                variations of certain features and benefits IV-3

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

------------------------------------------------------------------------------------------------------------------------------------
                                                   CONTRACT TYPE/SERIES/
STATE         FEATURES AND BENEFITS                EFFECTIVE DATE               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON    See "Withdrawal charge" in "Fees     SIMPLE IRA contract          In the case of terminations or surrenders, we will
(CONT.)       and charges" under "EQUI-VEST(R)     series 400                   pay you the greater of (i) the cash value or (ii)
              at a glance -- key features;" and                                 the free withdrawal amount plus 94% of the
              in "Charges under the contract"                                   remaining account value. For issue ages 60 and
              under "Charges and expenses"                                      older, the percentage is 95% of the remaining
                                                                                account value in the 5th contract year and later;
                                                                                and for issue ages under 60, the percentage is
                                                                                94.5% of the remaining account value in the 6th
                                                                                contract year and later.

              Withdrawal charge waiver                                          For SIMPLE IRA, the withdrawal charge is waived
                                                                                after five contract years and the annuitant is at
                                                                                least 59-1/2.
------------------------------------------------------------------------------------------------------------------------------------

IV-4 Appendix IV: State contract availability and/or variations of certain features and benefits

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          Page

Who is AXA Equitable?                                                        2
Calculation of annuity payments                                              2
Custodian and independent registered public accounting firm                  2
Distribution of the contracts                                                3
Calculating unit values                                                      3
Condensed financial information                                              4
Financial statements                                                        45

HOW TO OBTAIN AN EQUI-VEST(R) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1 (800) 628-6673 or send this request form to:
 EQUI-VEST(R)
 Employer Sponsored Retirement Plans
 Processing Office
 AXA Equitable
 P.O. Box 4956
 Syracuse, NY 13221-4956

-----------------------------------------------------------------------------


Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2010 (Employer Sponsored Retirement Plans)


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City           State    Zip



                                                                           X2935

EQUI-VEST(R)
Employer-sponsored retirement plans

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2010


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R), dated May 1, 2010. That prospectus provides detailed information concerning the contracts, as well as the variable investment options and fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Calculation of annuity payments                                              2

Custodian and independent registered public accounting firm                  2

Distribution of the contracts                                                2

Calculating unit values                                                      3

Condensed Financial Information                                              4

Financial statements                                                        44



   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
           Company (AXA Equitable). Co-distributed by affiliates, AXA
Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the Americas, New York,
                                    NY 10104
    Copyright 2010 AXA Equitable Life Insurance Company - All rights reserved



                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                                                         x02935
                                          EV-Employer-Sponsored Retirement Plans

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by the variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.


ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2010, the annuity payment due in December 2010 would be $95.19 (the number of units (26.74) times $3.56).



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period ended December 31, 2009, and the consolidated financial statements of AXA Equitable at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2009, 2008 and 2007. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $557,277,070 in 2009, $677,871,467 in 2008 and $731,920,627 in 2007. Of these amounts, for each of these three years, AXA Advisors retained $306,063,542, $356,304,358 and $386,036,299, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $429,091,474 in 2009, $750,235,874 in 2008 and $1,007,208,067 in 2007, as distributor of certain contracts, including
these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $40,223,293, $81,519,894 and $95,562,846, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

               ( a )
               (---) - c
               ( b )

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2009. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values for series 100 through 400 presented in the prospectus. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to the prospectus for a presentation of the unit values and units outstanding for the series presented in the prospectus.



EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL



THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                             2003         2004         2005         2006         2007           2008        2009
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --           --            --     $ 104.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --            --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 109.27     $ 121.06     $ 129.64     $ 151.47     $ 159.36      $  96.03     $ 121.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            1            1            5            9            19           70
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 102.27     $ 107.45     $ 109.09     $ 115.00     $ 120.57      $ 106.32     $ 115.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --            1            1            2             3           12
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 104.26     $ 111.33     $ 113.91     $ 122.77     $ 128.34      $ 102.48     $ 116.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            1            2            4            7            10           28
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 163.61     $ 176.72     $ 183.99     $ 201.66     $ 212.90      $ 159.75     $ 185.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           43           46           56           60           67            64          113
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 108.08     $ 119.63     $ 126.46     $ 143.50     $ 151.29      $ 102.29     $ 123.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            3            6           16           35            59          160
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 109.44     $ 128.49     $ 147.18     $ 180.59     $ 200.46      $  98.14     $ 123.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           18           20           28           31           36            35           45
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 143.04     $ 161.98     $ 179.44     $ 194.31     $ 225.25      $ 123.85     $ 166.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            6            7           11           11           12            10           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $ 108.37     $  98.12      $  64.76     $  82.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --             1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 144.90     $ 158.78     $ 161.99     $ 194.11     $ 194.62      $ 122.36     $ 157.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3            4            9            9           12            12           22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  97.27     $ 117.26     $ 128.80     $ 160.43     $ 175.18      $  98.96     $ 127.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            5            6           10           14           20            21           36
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --     $ 107.08     $ 112.64     $ 129.46     $ 133.03      $  89.25     $  98.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --            1            1            2             3            8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  81.01     $  83.16     $  89.61     $  93.45     $ 103.84      $  56.37     $  73.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1            1            2            3            3             4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  67.15     $  70.23     $  73.16     $  77.86     $  81.39      $  48.06     $  63.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1            1            1            1            1             3            7
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                             2003         2004         2005         2006         2007           2008        2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 106.04     $ 116.55     $ 122.50     $ 136.03     $ 137.03      $  81.94     $ 106.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            7            8           14           14           25            22           24
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 175.55     $ 199.03     $ 206.24     $ 226.80     $ 233.16      $ 130.18     $ 165.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           44           45           65           65           67            57           62
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 110.17     $ 113.65     $ 115.13     $ 118.73     $ 121.31      $ 109.47     $ 111.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1            2            3            4            6             7           13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $  97.21      $  58.56     $  77.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            1             3            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 173.95     $ 190.50     $ 197.59     $ 225.93     $ 235.57      $ 146.69     $ 183.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           10           14           23           26           28            27           42
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 120.75     $ 132.24     $ 145.08     $ 157.18     $ 177.63      $ 105.11     $ 133.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3            5           11           16           21            29           41
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  79.22     $  84.03     $  86.57     $  90.83     $ 100.21      $  71.89     $  99.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1            1            2            3            2             2            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $ 104.43     $ 105.62      $  71.38     $  92.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            7             6            8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $  95.43      $  59.69     $  75.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            1             3            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --     $ 105.35     $ 117.15     $ 120.07      $ 102.54     $ 118.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --            --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --     $ 113.34     $ 117.17     $ 137.99     $ 149.46      $ 102.70     $ 143.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --            1            2            5             8           18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --     $  97.60     $ 100.03     $ 108.35      $ 114.34     $ 115.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            1             5            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 134.89     $ 165.33     $ 217.56     $ 295.50     $ 415.87      $ 175.77     $ 261.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            2            2            2            6            9             9           13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 149.21     $ 151.11     $ 151.99     $ 155.73     $ 165.32      $ 170.15     $ 165.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3            2            3            3            3             4            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  90.25     $ 101.61     $ 117.94     $ 139.38     $ 159.14      $  86.97     $ 116.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1            2            4            5            5             6           10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --           --     $ 115.34     $ 143.61     $ 165.37      $  97.87     $ 133.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            1            2             3            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  98.05     $ 107.74     $ 109.96     $ 132.37     $ 129.59      $  77.34     $ 101.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            2            1            5            5            7             5            6
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                             2003          2004         2005        2006         2007           2008         2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 81.18      $  89.62     $  95.21     $ 106.56     $ 109.70      $  68.05     $  85.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1             1            1            1            1             1            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 59.16      $  63.54     $  72.38     $  71.34     $  80.58      $  50.08     $  68.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           3             3            4            6            9             9           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 81.47      $  90.93     $  87.96     $ 104.93     $ 120.23      $  73.59     $  98.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           6             7           25           26           26            24           23
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --            --     $ 106.52     $ 112.77     $ 105.13      $  45.11     $  53.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --            1            1             1           10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $104.15      $ 117.09     $ 122.34     $ 147.18     $ 139.36      $  78.71     $  94.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           3             7           13           18           22            61           63
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --            --     $ 106.30     $ 123.48     $ 126.61      $  79.59     $  93.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --            1            1             5            8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --            --     $ 105.93     $ 118.30     $ 129.75      $  88.75     $ 110.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --           --           --             2            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 98.80      $ 113.60     $ 119.75     $ 132.35     $ 141.69      $  71.21     $  96.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           4             6           15           19           24            25           43
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $100.68      $ 117.59     $ 129.73     $ 144.61     $ 141.01      $  84.45     $ 113.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           5             8           15           16           19            14           31
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $127.81      $ 127.96     $ 130.47     $ 135.41     $ 140.86      $ 142.90     $ 142.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2             2           19           19           26            27           25
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --      $ 104.76     $ 109.43     $ 117.07     $ 140.16      $  93.21     $ 119.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --           --            1             1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --            --           --     $ 107.25     $ 108.03      $  66.27     $  82.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --            1            1             1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --            --           --     $ 111.10     $ 116.38      $  68.34     $  93.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --           --            1             1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --            --     $  99.64     $  99.13     $ 109.51      $ 104.14     $ 111.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --           --            7            15           20
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $157.69      $ 162.53     $ 164.70     $ 169.90     $ 176.45      $ 163.80     $ 172.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2             3            5            4            6             4            8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $118.42      $ 138.09     $ 142.68     $ 166.44     $ 161.92      $ 105.69     $ 132.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1             2            5            6            7             8           19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --      $ 111.33     $ 114.73     $ 109.14     $ 115.97      $  66.42     $  93.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --           --            4             4           10
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                             2003         2004         2005         2006         2007           2008         2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --            --           --     $ 107.73     $ 108.98      $  63.91     $  82.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --            1            1             1            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --      $ 109.34     $ 118.12     $ 133.62     $ 133.96      $  79.61     $ 104.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --           --           --             1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --            --     $ 104.60     $ 120.15     $ 116.08      $  72.53     $  92.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --            1            1             1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --            --     $ 124.11     $ 134.38     $ 163.01      $  85.09     $ 132.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --            1            3             4           11
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 86.37      $  96.18     $ 103.39     $ 107.97     $ 119.48      $  63.29     $  86.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          49            50           54           53           52            38           44
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $110.22      $ 113.47     $ 114.42     $ 117.67     $ 123.90      $ 125.82     $ 135.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --             1            2            2            3             3            6
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $104.39      $ 121.98     $ 139.55     $ 173.31     $ 193.09      $ 100.97     $ 130.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --             1            2            4            5             7            8
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 97.48      $ 105.95     $ 112.07     $ 126.14     $ 131.25      $  78.64     $ 103.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --            1           --            1            --            1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 88.25      $  93.28     $  99.37     $  98.58     $ 108.68      $  58.83     $  79.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --             1            2           --            4             4            8
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $103.20      $ 117.02     $ 124.20     $ 146.87     $ 150.84      $  93.50     $ 113.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --             1            2            2            3             4            4
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 86.54      $  95.83     $ 102.93     $ 111.81     $ 123.99      $  69.33     $  97.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1             1            3            3            4             4            4
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $103.15      $ 117.75     $ 125.26     $ 142.42     $ 141.27      $  89.64     $ 128.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1             1            2            2            3             3            5
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $130.87      $ 141.28     $ 144.66     $ 157.99     $ 161.88      $ 123.02     $ 134.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2             2            4            4            5             4            5
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --      $ 114.70     $ 122.18     $ 133.44     $ 137.10      $  78.65     $ 104.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --            1            1            3             2            3
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $155.30      $ 180.23     $ 186.98     $ 215.15     $ 192.22      $ 118.36     $ 148.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2             4            9           10           13            12           12
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 88.87      $  92.46     $ 101.96     $ 108.42     $ 127.01      $  66.61     $ 104.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --             4            6            6            6             5            7
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --            --           --     $ 108.47     $ 115.27      $  79.42     $  94.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            --           --           --            1             3            6
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                           2003         2004         2005          2006          2007          2008         2009
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --           --           --          $ 109.42      $ 116.42      $ 74.97      $ 91.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --           --           --                --            --            1            5
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --           --           --          $ 110.31      $ 117.39      $ 72.08      $ 89.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --           --           --                --             1            2            4
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              --           --           --          $ 111.10      $ 118.69      $ 69.01      $ 87.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     --           --           --                --            --            1            4
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NY HOUSING DEVELOPMENT CORPORATION


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2002                   2003                   2004                   2005
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               $ 109.32               $ 121.36               $ 130.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               $ 102.32               $ 107.72               $ 109.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               $ 104.31               $ 111.61               $ 114.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 114.03               $ 135.22               $ 146.36               $ 152.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      2                      2                      2
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               $ 108.13               $ 119.93               $ 127.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  75.04               $ 100.91               $ 118.71               $ 136.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      1                      3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  88.17               $ 112.59               $ 127.76               $ 141.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      2                      1                      2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.46               $ 146.51               $ 160.86               $ 164.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  77.18               $  98.13               $ 118.54               $ 130.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      2                      2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --               $ 107.13               $ 112.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  64.32               $  81.73               $  84.06               $  90.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               $  67.75               $  71.00               $  74.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               $ 106.98               $ 117.81               $ 124.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      1                      1                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  82.37               $ 122.63               $ 139.31               $ 144.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     16                     15                     12
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2006                   2007                    2008                  2009
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --               $ 104.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 152.46               $ 160.73               $  97.05               $ 122.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      2                      3
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.75               $ 121.61               $ 107.45               $ 117.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 123.58               $ 129.44               $ 103.57               $ 117.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      2
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 167.68               $ 177.39               $ 133.37               $ 155.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      2                      3                      8
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 144.44               $ 152.59               $ 103.37               $ 125.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                      1                      2                      6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 167.52               $ 186.32               $  91.40               $ 115.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      5                      5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 153.88               $ 178.75               $  98.47               $ 133.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                      2                      2                      3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.44               $  98.38               $  65.06               $  82.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 197.45               $ 198.37               $ 124.97               $ 161.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      1                      4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 162.83               $ 178.16               $ 100.84               $ 130.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6                     10                     15                     22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 130.03               $ 133.89               $  90.01               $  99.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  94.85               $ 105.61               $  57.45               $  74.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                      1                      1                      2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  79.03               $  82.77               $  48.98               $  64.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 138.06               $ 139.36               $  83.50               $ 108.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                      1                      1                      2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 159.38               $ 164.19               $  91.86               $ 117.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     13                     20
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2002                   2003                   2004                   2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.78               $ 110.63               $ 114.36               $ 116.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  95.38               $ 121.36               $ 133.18               $ 138.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      5                      5                      5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  93.15               $ 121.29               $ 133.10               $ 146.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  58.23               $  79.92               $  84.94               $  87.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --               $ 105.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --               $ 113.39               $ 117.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --               $  97.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               $ 136.39               $ 167.50               $ 220.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      3                      5                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 135.05               $ 137.32               $ 139.35               $ 140.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               $  91.05               $ 102.71               $ 119.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --               $ 115.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  78.73               $  99.14               $ 109.16               $ 112.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  67.58               $  81.90               $  90.60               $  96.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 136.42               $  59.68               $  64.24               $  73.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2006                   2007                   2008                   2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 119.94               $ 122.80               $ 111.04               $ 113.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                      3                      4                      6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               $  97.33               $  58.75               $  77.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 158.58               $ 165.68               $ 103.38               $ 129.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6                      5                      8                     11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 158.85               $ 179.88               $ 106.65               $ 135.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      3                      5                      6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  92.19               $ 101.91               $  73.26               $ 102.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      1                      3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 104.50               $ 105.90               $  71.71               $  92.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      5                      4                      2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               $  95.55               $  59.88               $  76.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      1                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.55               $ 120.71               $ 103.30               $ 119.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      1                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 138.61               $ 150.43               $ 103.58               $ 145.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      2                      2                      4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 100.28               $ 108.84               $ 115.09               $ 116.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      2                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 300.59               $ 423.88               $ 179.52               $ 267.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      6                      7                      6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 144.18               $ 153.38               $ 158.17               $ 153.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 141.46               $ 161.85               $  88.62               $ 119.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 144.09               $ 166.26               $  98.60               $ 134.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 134.65               $ 132.08               $  78.99               $ 103.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.15               $ 111.57               $  69.35               $  87.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  72.40               $  81.95               $  51.86               $  70.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2002                    2003                   2004                   2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                $  82.37               $  92.12               $  99.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                       4                      4                      4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                      --                     --               $ 106.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 82.19                $ 105.07               $ 118.36               $ 123.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                       1                      2                      5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                      --                     --               $ 106.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                      --                     --               $ 106.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 69.75                $  99.46               $ 114.60               $ 121.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                      2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 76.93                $ 101.80               $ 119.13               $ 131.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $120.47                $ 120.61               $ 120.99               $ 123.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                      --               $ 104.81               $ 109.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                      --                     --               $  99.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 80.26                $ 140.62               $ 145.23               $ 147.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                $ 118.92               $ 138.95               $ 143.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                      2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                      --               $ 111.38               $ 115.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                      --               $ 109.39               $ 118.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2006                   2007                    2008                  2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 106.74               $ 122.55               $  75.16               $ 100.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                      3                      2                      3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 113.05               $ 105.61               $  45.40               $  53.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 149.38               $ 141.72               $  80.21               $  96.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9                      4                      4                      7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 123.89               $ 127.29               $  80.18               $  94.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 118.70               $ 130.45               $  89.41               $ 111.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 134.05               $ 143.79               $  72.41               $  97.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5                      9                     12                     22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 147.09               $ 143.72               $  86.25               $ 116.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                      1                      1                      5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 128.55               $ 134.00               $ 136.21               $ 135.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      1                     12                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.59               $ 141.07               $  94.01               $ 121.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.32               $ 108.32               $  66.58               $  82.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      2                      1                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.17               $ 116.68               $  68.66               $  94.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  99.47               $ 110.10               $ 104.91               $ 112.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      1                      3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 152.43               $ 158.62               $ 147.55               $ 155.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      1                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 168.15               $ 163.91               $ 107.21               $ 134.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                      7                     10                     16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.62               $ 116.72               $  66.99               $  94.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      5                      7                     11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.79               $ 109.27               $  64.21               $  82.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      1                      1                      1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 134.22               $ 134.84               $  80.29               $ 105.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      2
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2002                    2003                   2004                  2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --               $ 104.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --               $ 124.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               $  69.15               $  77.17               $  83.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     10                     10                     13
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.42               $ 110.66               $ 114.16               $ 115.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  78.58               $ 104.82               $ 122.72               $ 140.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  76.92               $  97.88               $ 106.59               $ 112.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  68.31               $  88.60               $  93.85               $ 100.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  79.60               $ 103.61               $ 117.73               $ 125.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  62.40               $  86.89               $  96.41               $ 103.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  74.18               $ 103.57               $ 118.46               $ 126.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  81.14               $  99.00               $ 107.10               $ 109.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --               $ 114.75               $ 122.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 114.85               $ 156.67               $ 182.19               $ 189.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  57.00               $  89.23               $  93.02               $ 102.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      8                     20                      8
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2006                   2007                    2008                   2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 120.55               $ 116.70               $  73.07               $  93.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 134.83               $ 163.89               $  85.72               $ 133.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  86.97               $  96.44               $  50.44               $  69.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                      8                     11                     17
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 118.85               $ 125.41               $ 127.60               $ 137.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      1                      1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 175.06               $ 195.44               $ 102.41               $ 132.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                      1                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 127.42               $ 132.85               $  79.76               $ 104.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  99.58               $ 110.00               $  59.66               $  80.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 148.35               $ 152.67               $  94.83               $ 115.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      1                      2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.95               $ 125.50               $  70.31               $  98.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 143.86               $ 142.98               $  90.91               $ 130.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 120.25               $ 123.46               $  94.01               $ 102.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                      1                      1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 134.04               $ 138.00               $  79.32               $ 105.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 218.37               $ 195.49               $ 120.62               $ 151.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.51               $ 128.56               $  67.56               $ 106.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                10                      8                      5                      2
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.53               $ 115.58               $  79.79               $  95.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.49               $ 116.73               $  75.33               $  92.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                      2
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.38               $ 117.70               $  72.42               $  90.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                2002                   2003                   2004                   2005
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --                     --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2006                   2007                   2008                   2009
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 111.17               $ 119.00               $ 69.33                $ 87.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                     --                    --                     --
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2000             2001                2002             2003             2004
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --               --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               --               --
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --         $ 109.27         $ 121.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               --               --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --         $ 102.27         $ 107.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               --               --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --         $ 104.26         $ 111.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               --               --
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 118.02         $ 114.50            $  99.02         $ 116.91         $ 125.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               --                3
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --         $ 108.08         $ 119.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               --                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 100.03         $  76.02            $  67.72         $  90.72         $ 106.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --                9               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 124.31         $ 106.88            $  73.89         $ 103.19         $ 116.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --                3                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --               --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 126.07         $ 131.84            $ 108.89         $ 141.57         $ 155.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --                3                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $  76.66         $  97.27         $ 117.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --                5               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --               --         $ 107.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 103.69         $  87.65            $  63.89         $  81.01         $  83.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --                1               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $  54.67         $  67.15         $  70.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --                1               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.26         $ 109.00            $  81.38         $ 106.04         $ 116.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --                7               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.60         $  97.85            $  64.63         $  95.79         $ 108.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --                1                2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $ 107.54         $ 110.17         $ 113.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --                1               --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005             2006                2007            2008             2009
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --         $ 104.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --                1
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 129.64         $ 151.47            $ 159.36        $  96.03         $ 121.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                5                   9              19               70
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.09         $ 115.00            $ 120.57        $ 106.32         $ 115.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                1                   2               3               12
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 113.91         $ 122.77            $ 128.34        $ 102.48         $ 116.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                4                   7              10               28
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 130.82         $ 143.03            $ 150.62        $ 112.73         $ 130.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6                9                  13              15               19
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 126.46         $ 143.50            $ 151.29        $ 102.29         $ 123.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6               16                  35              59              160
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 121.39         $ 148.60            $ 164.52        $  80.34         $ 101.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                13               12                  11              10               10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 128.81         $ 139.15            $ 160.90        $  88.24         $ 118.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                4                   4               4                4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 103.24            $  98.12        $  64.76         $  82.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               1                2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 158.27         $ 189.64            $ 190.15        $ 119.54         $ 154.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                4                   4               4                4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 128.80         $ 160.43            $ 175.18        $  98.96         $ 127.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                10               14                  20              21               36
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.64         $ 129.46            $ 133.03        $  89.25         $  98.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                1                   2               3                8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  89.61         $  93.45            $ 103.84        $  56.37         $  73.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                3                   3               4                4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  73.16         $  77.86            $  81.39        $  48.06         $  63.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                1                   1               3                7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 122.50         $ 136.03            $ 137.03        $  81.94         $ 106.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                14               14                  25              22               24
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 111.98         $ 122.83            $ 125.96        $  70.15         $  89.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                6                   7               8                8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.13         $ 118.73            $ 121.31        $ 109.47         $ 111.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3                4                   6               7               13
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2000             2001                2002            2003             2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.30         $  97.75            $  75.18        $  95.23         $ 104.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               8                2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 105.94            $  92.92        $ 120.75         $ 132.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               3                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  93.40         $  76.81            $  57.84        $  79.22         $  84.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               1               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --         $ 113.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 118.14         $ 111.05            $ 103.54        $ 160.00         $ 196.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               1               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.43         $ 118.06            $ 127.05        $ 128.60         $ 129.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               1               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $  68.67        $  90.25         $ 101.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               1               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 104.17         $  96.20            $  77.17        $  96.98         $ 106.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               1               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 102.99         $  85.75            $  67.12        $  81.18         $  89.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  94.27         $  70.28            $  48.46        $  59.16         $  63.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               3                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 133.82         $  87.46            $  56.92        $  72.94         $  81.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                   4               4               --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005             2006                2007            2008             2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $  97.21        $  58.56         $  77.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                   1               3                6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.63         $ 122.77            $ 127.68        $  79.31         $  98.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                11               12                  11              11               12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 145.08         $ 157.18            $ 177.63        $ 105.11         $ 133.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                11               16                  21              29               41
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  86.57         $  90.83            $ 100.21        $  71.89         $  99.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                3                   2               2                3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 104.43            $ 105.62        $  71.38         $  92.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                   7               6                8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $  95.43        $  59.69         $  75.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                   1               3                6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 105.35         $ 117.15            $ 120.07        $ 102.54         $ 118.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.17         $ 137.99            $ 149.46        $ 102.70         $ 143.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                2                   5               8               18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  97.60         $ 100.03            $ 108.35        $ 114.34         $ 115.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                   1               5                7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 258.05         $ 350.50            $ 493.27        $ 208.48         $ 310.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                1                   2               2                3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 130.34         $ 133.20            $ 141.06        $ 144.81         $ 140.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                2                   2               2                2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.94         $ 139.38            $ 159.14        $  86.97         $ 116.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                5                   5               6               10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.34         $ 143.61            $ 165.37        $  97.87         $ 133.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                1                   2               3                5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.75         $ 130.93            $ 128.17        $  76.49         $ 100.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                1                  --              --                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  95.21         $ 106.56            $ 109.70        $  68.05         $  85.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                1                   1               1                3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  72.38         $  71.34            $  80.58        $  50.89         $  68.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                6                   9               9               11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  87.96         $  93.95            $ 107.65        $  65.89         $  88.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5                5                   3               3                3
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2000             2001                2002            2003             2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $  95.39            $  81.63        $ 104.15         $ 117.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               5                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 100.13         $  85.92            $  69.42        $  98.80         $ 113.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               4                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.31         $ 111.62            $  94.35        $ 124.60         $ 145.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               3                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 111.13         $ 114.06            $ 114.42        $ 114.04         $ 113.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --                2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --         $ 104.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.65         $ 118.44            $ 126.38        $ 129.67         $ 133.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               3                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $  81.92        $ 118.42         $ 138.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               1               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --         $ 111.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --         $ 109.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005              2006               2007            2008             2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 106.52         $  112.77           $ 105.13        $  45.11         $  53.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                  1               1               10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 122.34         $  147.18           $ 139.21        $  78.18         $  93.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                13                18                 16              15               14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 106.30         $  123.48           $ 126.61        $  79.59         $  93.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                  1               5                8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 105.93         $  118.30           $ 129.75        $  88.75         $ 110.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 --               2                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 119.75         $  132.35           $ 141.69        $  71.21         $  96.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                15                19                 24              25               43
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 160.54         $  178.95           $ 174.50          104.51         $ 140.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5                 4                  4               4                6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.83         $  119.94           $ 124.45        $ 125.93         $ 124.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 1                  1               1                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.43         $  117.07           $ 140.16        $  93.21         $ 119.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                  1               1                2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $  107.25           $ 108.03        $  66.27         $  82.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                  1               1                2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $  111.10           $ 116.38        $  68.34         $  93.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                  1               1                2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  99.64         $   99.13           $ 109.51        $ 104.14         $ 111.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 4                  7              15               20
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 134.77         $  138.66           $ 143.64        $ 133.03         $ 139.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                 4                  5               4                4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 142.68         $  166.44           $ 161.92        $ 105.69         $ 132.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5                 6                  7               8               19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 114.73         $  109.14           $ 115.97        $  66.42         $  93.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                  4               4               10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --            107.73           $ 108.98        $  63.91         $  82.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                  1               1                3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 118.12         $  133.62           $ 133.96        $  79.61         $ 104.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 --               1                1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 104.60         $  120.15           $ 116.08        $  72.53         $  92.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                  1               1                2
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                 2000             2001                 2002            2003             2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 91.46          $ 67.82             $  47.80        $  65.15         $  72.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $ 107.20        $ 110.22         $ 113.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --               1                1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  78.42        $ 104.39         $ 121.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --               1                1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  76.77        $  97.48         $ 105.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  68.17        $  88.25         $  93.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  79.44        $ 103.20         $ 117.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  62.27        $  86.54         $  95.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --               1               --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  74.03        $ 103.15         $ 117.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --               1               --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 77.34          $ 77.17             $  74.22        $  90.15         $  97.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --               2                1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --         $ 114.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $ 114.07        $ 155.30         $ 180.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --               2                1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  56.89        $  88.87         $  92.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --               1               --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005             2006                2007            2008              2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 124.11         $ 134.38            $ 163.01        $  85.09          $ 132.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                1                   3               4                11
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  77.61         $  80.84            $  89.23        $  47.15          $  64.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                1                   1               1                 2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 114.42         $ 117.67            $ 123.90        $ 125.82          $ 135.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                2                   3               3                 6
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 139.55         $ 173.31            $ 193.09        $ 100.97          $ 130.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                4                   5               7                 8
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.07         $ 126.14            $ 131.25        $  78.64          $ 103.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1               --                   1              --                 1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  99.37         $  98.58            $ 108.68        $  58.83          $  79.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                4                   4               4                 8
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 124.20         $ 146.87            $ 150.84        $  93.50          $ 113.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                2                   3               4                 4
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 102.93         $ 111.81            $ 123.99        $  69.33          $  97.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3                3                   4               4                 4
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 125.26         $ 142.42            $ 141.27        $  89.64          $ 128.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                2                   3               3                 5
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  99.16         $ 108.02            $ 110.41        $  83.70          $  90.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5                5                   5               5                 5
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 122.18         $ 133.44            $ 137.10        $  78.65          $ 104.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                1                   3               2                 3
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 186.98         $ 215.15            $ 192.22        $ 118.36          $ 148.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9               10                  13              12                12
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 101.96         $ 108.42            $ 127.01        $  66.61          $ 104.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6                6                   6               5                 7
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 108.47            $ 115.27        $  79.42          $  94.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                   1               3                 6
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 109.42            $ 116.42        $  74.97          $  91.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               1                 5
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 110.31            $ 117.39        $  72.08          $  89.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                   1               2                 4
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 111.10            $ 118.69        $  69.01          $  87.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               1                 4
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                          2002       2003        2004        2005         2006        2007         2008        2009
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --          --           --          --          --     $ 104.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --    $ 109.32    $ 121.36    $ 130.23     $ 152.46    $ 160.73    $  97.05     $ 122.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --           2            3
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --    $ 102.32    $ 107.72    $ 109.58     $ 115.75    $ 121.61    $ 107.45     $ 117.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --    $ 104.31    $ 111.61    $ 114.43     $ 123.58    $ 129.44    $ 103.57     $ 117.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --           1            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 89.58    $ 105.98    $ 114.42    $ 119.07     $ 130.44    $ 137.65    $ 103.23     $ 119.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           2            4           9          12           15
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --    $ 108.13    $ 119.93    $ 127.03     $ 144.44    $ 152.59    $ 103.37     $ 125.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           1            1           1           2            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 65.79    $  88.31    $ 103.63    $ 118.64     $ 145.53    $ 161.45    $  79.00     $  99.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 88.17    $ 123.38    $ 139.65    $ 154.63     $ 167.38    $ 193.94    $ 106.58     $ 143.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --          --     $ 108.44    $  98.38    $  65.06     $  82.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $112.46    $ 145.51    $ 160.86    $ 164.45     $ 197.45    $ 198.37    $ 124.97     $ 161.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --           1            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 77.18    $  98.13    $ 118.54    $ 130.47     $ 162.83    $ 178.16    $ 100.84     $ 130.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           2            6          10          15           22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --    $ 107.13    $ 112.92     $ 130.03    $ 133.89    $  90.01     $  99.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 64.32    $  81.73    $  84.06    $  90.77     $  94.85    $ 105.61    $  57.45     $  74.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --            1           1           1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 55.04    $  67.75    $  71.00    $  74.10     $  79.03    $  82.77    $  48.98     $  64.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 81.93    $ 106.98    $ 117.81    $ 124.08     $ 138.06    $ 139.36    $  83.50     $ 108.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --           1          --           1            1           1           1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 55.52    $  82.44    $  93.43    $  96.76     $ 106.36    $ 109.29    $  60.99     $  77.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --           3            5
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                          2002       2003        2004        2005         2006        2007        2008         2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 107.78   $ 110.63    $ 114.36    $ 116.07     $ 119.94    $ 122.80    $ 111.04     $ 113.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --           1            2           3           4            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --         --          --          --           --    $  97.33    $  58.75     $  77.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $  63.97   $  81.20    $  88.88    $  92.14     $ 105.31    $ 109.75    $  68.30     $  85.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --           1           4            7          12          14           19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $  93.15   $ 121.29    $ 133.10    $ 146.32     $ 158.85    $ 179.88    $ 106.65     $ 135.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --           3           5            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $  58.23   $  79.92    $  84.94    $  87.69     $  92.19    $ 101.91    $  73.26     $ 102.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --          --           1            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --         --          --          --     $ 104.50    $ 105.90    $  71.71     $  92.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --           5           4            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --         --          --          --           --    $  95.55    $  59.88     $  76.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --          --           1            0
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --         --          --    $ 105.50     $ 117.55    $ 120.71    $ 103.30     $ 119.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --          --           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --         --    $ 113.39    $ 117.46     $ 138.61    $ 150.43    $ 103.58     $ 145.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --           2           2            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --         --          --    $  97.65     $ 100.28    $ 108.84    $ 115.09     $ 116.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --          --           2            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $  88.09   $ 136.39    $ 167.50    $ 220.86     $ 300.59    $ 423.88    $ 179.52     $ 267.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          3          --          --           --           6           7            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 125.51   $ 127.30    $ 128.86    $ 129.55     $ 132.66    $ 140.76    $ 144.80     $ 140.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $  69.13   $  91.05    $ 102.71    $ 119.46     $ 141.46    $ 161.85    $  88.62     $ 119.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --           1           --          --          --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --         --          --    $ 115.49     $ 144.09    $ 166.26    $  98.60     $ 134.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --          --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $  78.73   $  99.14    $ 109.16    $ 112.65     $ 134.65    $ 132.08    $  78.99     $ 103.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --          --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $  67.58   $  81.90    $  90.60    $  96.43     $ 108.15    $ 111.57    $  69.35     $  87.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $  48.79   $  59.68    $  64.24    $  73.31     $  72.40    $  81.95    $  51.86     $  70.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --         --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                          2002        2003        2004        2005        2006        2007         2008        2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 64.15    $  82.37    $  92.12    $  99.73     $ 106.74    $ 122.55    $  75.16     $ 100.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --           4          --           4            4           3           2            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --    $ 106.57     $ 113.05    $ 105.61    $  45.40     $  53.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 82.19    $ 105.07    $ 118.36    $ 123.92     $ 149.38    $ 141.58    $  79.67     $  95.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --           1           1           5            9          13          14           18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --    $ 106.44     $ 123.89    $ 127.29    $  80.18     $  94.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --    $ 106.07     $ 118.70    $ 130.45    $  89.41     $ 111.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 69.75    $  99.46    $ 114.60    $ 121.04     $ 134.05    $ 143.79    $  72.41     $  97.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --           1           2            5           8          12           22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 76.93    $ 101.80    $ 119.13    $ 131.69     $ 147.09    $ 143.72    $  86.25     $ 116.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           1            1           1           1            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $110.53    $ 110.38    $ 110.46    $ 112.56     $ 116.79    $ 121.44    $ 123.13     $ 122.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --    $ 104.81    $ 109.70     $ 117.59    $ 141.07    $  94.01     $ 121.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --          --     $ 107.32    $ 108.32    $  66.58     $  82.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --           2           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --          --     $ 111.10    $ 116.68    $  68.66     $  94.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --    $  99.78     $ 105.91    $ 110.10    $ 104.91     $ 112.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --           1            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $125.91    $ 129.46    $ 133.37    $ 147.47     $ 152.43    $ 144.56    $ 134.15     $ 141.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 82.10    $ 118.92    $ 138.95    $ 143.86     $ 168.15    $ 163.91    $ 107.21     $ 134.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           2            4           7          10           16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --    $ 111.38    $ 115.01     $ 109.62    $ 116.72    $  66.99     $  94.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --           5           7           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --          --     $ 107.79    $ 109.27    $  64.21     $  82.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --           1           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --    $ 109.39    $ 118.41     $ 134.22    $ 134.84    $  80.29     $ 105.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --          --           --          --          --            2
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                          2002        2003        2004        2005         2006       2007         2008        2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --     $ 104.74     $ 120.55   $ 116.70    $  73.07    $  93.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --     $ 124.27     $ 134.83   $ 163.89    $  85.72    $ 133.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --          --           2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 50.77    $  69.33    $  77.17     $  83.12     $  86.97   $  95.72    $  50.69    $  69.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           13           15         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $107.42    $ 110.66    $ 114.16     $ 115.34     $ 118.85   $ 125.41    $ 127.60    $ 137.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --           1           1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 78.58    $ 104.82    $ 122.72     $ 140.68     $ 175.06   $ 195.44    $ 102.41    $ 132.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --            1          1          --           1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 76.92    $  97.88    $ 106.59     $ 112.97     $ 127.42   $ 132.85    $  79.76    $ 104.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --            1           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 68.31    $  88.60    $  93.85     $ 100.17     $  99.58   $ 110.00    $  59.66    $  80.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 79.60    $ 103.61    $ 117.73     $ 125.20     $ 148.35   $ 152.67    $  94.83    $ 115.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --           1           2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 62.40    $  86.89    $  96.41     $ 103.76     $ 112.94   $ 125.50    $  70.31    $  98.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 74.18    $ 103.57    $ 118.46     $ 126.28     $ 143.86   $ 142.98    $  90.91    $ 130.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 86.67    $ 105.47    $ 113.82     $ 116.48     $ 127.15   $ 130.22    $  98.92    $ 107.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --    $ 114.75     $ 122.48     $ 134.04   $ 138.00    $  79.32    $ 105.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $114.85    $ 156.67    $ 182.19     $ 189.39     $ 218.37   $ 195.49    $ 120.62    $ 151.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 57.00    $  89.23    $  93.02     $ 102.78     $ 109.51   $ 128.56    $  67.56    $ 106.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --            8           10          8           5           2
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --           --     $ 108.53   $ 115.58    $  79.79    $  95.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --           --     $ 109.49   $ 116.73    $  75.33    $  92.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --          --           2
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --          --          --           --     $ 110.38   $ 117.70    $  72.42    $  90.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                        2002        2003     2004     2005       2006            2007          2008           2009
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           --          --       --       --       $ 111.17        $ 119.00      $ 69.33        $ 87.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)  --          --       --       --             --              --           --             --
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                           2002       2003        2004         2005         2006       2007         2008       2009
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --          --           --           --         --          --    $ 104.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --    $ 109.38    $ 121.67     $ 130.82     $ 153.46   $ 162.11    $  98.08    $ 124.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --           1           2
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --    $ 102.37    $ 108.00     $ 110.08     $ 116.51   $ 122.65    $ 108.60    $ 118.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --    $ 104.36    $ 111.89     $ 114.94     $ 124.39   $ 130.56    $ 104.67    $ 119.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 82.10    $  97.33    $ 105.29     $ 109.79     $ 120.52   $ 127.43    $  95.76    $ 111.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --           2           3
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --    $ 108.19    $ 120.23     $ 127.61     $ 145.39   $ 153.90    $ 104.47    $ 126.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --           3           5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 62.95    $  84.67    $  99.56     $ 114.22     $ 140.38   $ 156.05    $  76.51    $  96.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --          1           1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 52.55    $  73.69    $  83.58     $  92.73     $ 100.58   $ 116.77    $  64.30    $  86.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --          --           --     $ 108.50   $  98.64    $  65.36    $  83.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 88.81    $ 115.93    $ 127.54     $ 130.65     $ 157.18   $ 158.23    $  99.88    $ 129.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 62.51    $  79.64    $  96.39     $ 106.30     $ 132.94   $ 145.75    $  82.67    $ 107.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --    $ 107.17     $ 113.20     $ 130.62   $ 134.77    $  90.78    $ 100.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 57.22    $  72.85    $  75.08     $  81.24     $  85.06   $  94.90    $  51.72    $  67.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 47.88    $  59.05    $  62.01     $  64.85     $  69.30   $  72.73    $  43.13    $  57.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 73.83    $  96.60    $ 106.60     $ 112.49     $ 125.42   $ 126.86    $  76.16    $  99.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 52.86    $  78.66    $  89.31     $  92.69     $ 102.09   $ 105.11    $  58.78    $  75.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                           2002        2003        2004        2005         2006      2007         2008        2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 108.01    $ 111.09    $ 115.07    $ 117.03     $ 121.18  $ 124.31     $ 112.63    $ 115.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  --          --          --          --           --  $  97.46     $  58.95    $  77.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  62.27    $  79.19    $  86.86    $  90.23     $ 103.33  $ 107.91     $  67.29    $  84.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  93.38    $ 121.84    $ 133.98    $ 147.58     $ 160.53  $ 182.16     $ 108.22    $ 137.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --         1            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  56.66    $  77.91    $  82.98    $  85.83     $  90.42  $ 100.16     $  72.15    $ 100.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  --          --          --          --     $ 104.56  $ 106.18     $  72.05    $  93.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  --          --          --          --           --  $  95.67     $  60.08    $  76.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  --          --          --    $ 105.64     $ 117.94  $ 121.36     $ 104.07    $ 120.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  --          --    $ 113.44    $ 117.75     $ 139.30  $ 151.41     $ 104.46    $ 147.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  --          --          --    $  97.69     $ 100.53  $ 109.34     $ 115.84    $ 117.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  70.62    $ 109.56    $ 134.82    $ 178.13     $ 242.92  $ 343.25     $ 145.67    $ 217.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 120.24    $ 122.19    $ 123.94    $ 124.85     $ 128.11  $ 136.21     $ 140.40    $ 136.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  61.65    $  81.36    $  91.97    $ 107.18     $ 127.17  $ 145.80     $  80.00    $ 107.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  --          --          --    $ 115.64     $ 144.57  $ 167.16     $  99.33    $ 135.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  78.07    $  98.51    $ 108.69    $ 112.39     $ 134.61  $ 132.31     $  79.29    $ 104.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  64.03    $  77.76    $  86.19    $  91.93     $ 103.30  $ 106.78     $  66.51    $  83.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  44.22    $  54.21    $  58.46    $  66.85     $  66.16  $  75.03     $  47.58    $  64.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --          --          --          --           --        --            1           1
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                           2002        2003         2004        2005        2006        2007        2008        2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 35.99    $  46.31     $  51.89    $  56.29    $  60.37    $  69.45    $  42.68    $  57.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --           --    $ 106.62    $ 113.34    $ 106.08    $  45.70    $  54.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 89.18    $ 114.24     $ 128.95    $ 135.28    $ 163.40    $ 155.18    $  87.50    $ 104.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --           1           1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --           --    $ 105.59    $ 124.31    $ 127.98    $  80.78    $  94.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --           --    $ 106.21    $ 119.10    $ 131.15    $  90.08    $ 112.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 71.73    $ 102.49     $ 118.33    $ 125.23    $ 138.97    $ 149.37    $  75.38    $ 102.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 95.25    $ 126.30     $ 148.09    $ 164.04    $ 183.59    $ 179.75    $ 108.09    $ 146.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $105.22    $ 105.29     $ 105.58    $ 107.81    $ 112.08    $ 116.77    $ 118.64    $ 118.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --     $ 104.85    $ 109.97    $ 118.12    $ 141.99    $  94.81    $ 122.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --           --          --    $ 107.38    $ 108.61    $  66.89    $  83.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --           --          --    $ 111.23    $ 116.99    $  68.98    $  95.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --           --    $  99.91    $  99.80    $ 110.69    $ 105.68    $ 113.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $120.40    $ 124.04     $ 128.05    $ 129.96    $ 134.25    $ 139.64    $ 129.84    $ 137.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 82.28    $ 119.41     $ 139.82    $ 145.04    $ 169.88    $ 165.93    $ 108.75    $ 136.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --     $ 111.43    $ 115.29    $ 110.11    $ 117.48    $  67.56    $  95.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --           --          --    $ 107.86    $ 109.56    $  64.51    $  83.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --     $ 109.44    $ 118.70    $ 134.82    $ 135.71    $  80.98    $ 106.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --           --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                           2002        2003        2004        2005         2006       2007         2008        2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --          --     $ 104.88     $ 120.95   $ 117.33    $  73.61    $  94.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --          --     $ 124.44     $ 135.28   $ 164.77    $  86.36    $ 134.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 46.48    $  63.60    $  70.93     $  76.37     $  79.87   $  88.52    $  46.97    $  64.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $107.64    $ 111.11    $ 114.85     $ 116.28     $ 120.06   $ 126.94    $ 129.41    $ 139.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 78.74    $ 105.24    $ 123.46     $ 141.82     $ 176.83   $ 197.82    $ 103.86    $ 134.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 77.08    $  98.27    $ 107.24     $ 113.89     $ 128.70   $ 134.47    $  80.89    $ 106.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 68.45    $  88.96    $  94.42     $ 100.98     $ 100.59   $ 111.34    $  60.51    $  82.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 79.76    $ 104.03    $ 118.45     $ 126.22     $ 149.85   $ 154.53    $  96.17    $ 117.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 62.53    $  87.24    $  96.99     $ 104.60     $ 114.09   $ 127.03    $  71.31    $ 100.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 74.33    $ 103.99    $ 119.18     $ 127.30     $ 145.32   $ 144.72    $  92.21    $ 132.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 91.03    $ 111.01    $ 120.03     $ 123.08     $ 134.63   $ 138.16    $ 105.16    $ 114.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --    $ 114.80     $ 122.78     $ 134.64   $ 138.89    $  80.00    $ 107.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $108.77    $ 148.68    $ 173.24     $ 180.45     $ 208.48   $ 187.01    $ 115.62    $ 145.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 57.12    $  89.59    $  93.59     $ 103.61     $ 110.62   $ 130.12    $  68.52    $ 108.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --          --           --     $ 108.60   $ 115.88    $  80.16    $  95.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --          --           --     $ 109.56   $ 117.04    $  75.68    $  92.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --          --           --     $ 110.45   $ 118.01    $  72.76    $  90.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          --           --           --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                          2002        2003      2004      2005        2006          2007         2008         2009
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             --          --        --        --        $ 111.24      $ 119.32     $ 69.65      $ 88.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)    --          --        --        --              --            --          --           --
------------------------------------------------------------------------------------------------------------------------------------

TSA ADVANTAGE(SM)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2000             2001                2002            2003             2004
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --        $ 109.19         $ 120.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               1               12
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --        $ 102.19         $ 107.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               2               31
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --        $ 104.18         $ 110.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               3               21
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.59         $ 111.79            $  96.39        $ 113.46         $ 121.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               101              287                 488             503              565
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --        $ 108.00         $ 119.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --               2               50
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  95.90         $  72.66            $  64.53        $  86.19         $ 100.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                36               45                 272             302              335
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 123.09         $ 105.51            $  72.72        $ 101.26         $ 114.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                98              166                 206             238              247
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 127.11         $ 132.52            $ 109.12        $ 141.44         $ 154.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                41              119                 183             219              284
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $  75.88        $  96.00         $ 115.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  74              85              120
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --         $ 107.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --                6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 103.26         $  87.02            $  63.23        $  79.94         $  81.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                   3               4                6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $  54.11        $  66.27         $  69.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                   5              11               12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 111.80         $ 108.22            $  80.55        $ 104.65         $ 114.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9               31                 130             142              147
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.54         $  94.83            $  62.46        $  92.29         $ 104.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               702              944                 905           1,026             1206
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005             2006                2007            2008             2009
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --         $ 104.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --                3
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 128.76         $ 149.99            $ 157.32        $  94.51         $ 118.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                32               83                 150             183              240
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.35         $ 113.87            $ 119.03        $ 104.64         $ 113.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                42               55                 100             129              137
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 113.14         $ 121.57            $ 126.70        $ 100.86         $ 114.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                44               80                 145             141              173
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 126.19         $ 137.55            $ 144.41        $ 107.76         $ 124.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               647              699                 821             794              826
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 125.60         $ 142.10            $ 149.35        $ 100.67         $ 121.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               122              290                 487             554              652
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 114.63         $ 139.89            $ 154.42        $  75.18         $  94.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               398              454                 488             436              384
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 125.63         $ 135.30            $ 155.98        $  85.28         $ 114.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               253              245                 215             191              181
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 108.27            $  97.73        $  64.30         $  81.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                2                  10              15               15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 158.36         $ 187.75            $ 187.68        $ 117.63         $ 151.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               294              276                 266             237              251
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 126.34         $ 156.89            $ 170.79        $  96.19         $ 123.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               197              231                 237             198              175
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.23         $ 128.59            $ 131.73        $  88.11         $  97.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                50               67                  72              68               68
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  87.90         $  91.38            $ 101.24        $  54.79         $  70.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 8                9                  12              12               15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  71.76         $  76.14            $  79.35        $  46.72         $  61.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                17               27                  43              41               39
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 120.15         $ 133.03            $ 133.60        $  79.64         $ 103.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               147              143                 370             316              277
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.24         $ 117.28            $ 119.90        $  66.57         $  84.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,254            1,179               1,018             858              780
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                   2000            2001                2002            2003             2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --              --            $ 107.19        $ 109.48         $ 112.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --              --                  45              72               95
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 109.63        $  95.13            $  72.94        $  91.12         $ 100.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                258             367                 451             536              628
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --        $ 105.94            $  92.57        $ 119.93         $ 130.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --              --                  47             133              180
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  93.02        $  76.26            $  57.25        $  78.17         $  82.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  3              10                  16              26               53
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --              --                  --              --         $ 113.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --              --                  --              --                7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  93.36        $  87.48            $  81.32        $ 125.29         $ 153.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 42              44                  54              69               95
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 109.71        $ 116.93            $ 125.45        $ 126.60         $ 127.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 16             112                 193             185              163
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --              --            $  67.97        $  89.06         $  99.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --              --                  12              31               75
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --              --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 103.43        $  95.23            $  76.16        $  95.42         $ 104.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 17              32                  35              35               38
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 102.57        $  85.14            $  66.44        $  80.11         $  88.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 17              21                  26              31               32
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  93.88        $  70.52            $  47.97        $  58.38         $  62.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                350             438                 383             362              311
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005             2006                2007            2008             2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 113.71         $ 116.91            $ 119.09        $ 107.14         $ 108.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               130              144                 159             122              139
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $  97.03        $  58.27         $  76.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                   8              19               36
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 103.49         $ 117.68            $ 122.02        $  75.56         $  93.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               666              652                 649             588              572
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 143.22         $ 154.70            $ 174.30        $ 102.82         $ 129.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               241              295                 326             333              315
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  84.92         $  88.82            $  97.69        $  69.88         $  96.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                44               38                  41              47               60
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 104.34            $ 105.20        $  70.88         $  91.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               22                 149             134              120
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $  95.25        $  59.39         $  75.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  69              87               86
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 105.14         $ 116.57            $ 119.10        $ 101.40         $ 116.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5               12                  21              18               17
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 116.74         $ 137.07            $ 148.00        $ 101.39         $ 141.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                62               80                 128             143              181
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  97.53         $  99.66            $ 107.62        $ 113.22         $ 114.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               14                  37              73               76
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 200.85         $ 271.98            $ 381.60        $ 160.80         $ 238.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               144              180                 196             162              167
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 127.54         $ 129.94            $ 137.19        $ 140.41         $ 135.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               153              138                 124             110               90
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.69         $ 136.30            $ 155.16        $  84.53         $ 113.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                97              121                 116             128              167
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.10         $ 142.89            $ 164.04        $  96.79         $ 131.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3               14                  40              40               42
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.33         $ 127.65            $ 124.59        $  74.13         $  96.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                39               39                  38              31               26
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  93.39         $ 104.21            $ 106.95        $  66.14         $  82.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                31               28                  26              26               22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  70.99         $  69.76            $  78.56        $  49.46         $  66.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               281              249                 223             194              188
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2000             2001                2002            2003             2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 142.46         $  92.82            $  60.23        $  76.94         $  85.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               288              316                 265             250              232
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $  94.71            $  80.81        $ 102.78         $ 115.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               71                 173             235              340
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 100.02         $  85.57            $  68.93        $  97.80         $ 112.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9              106                 195             301              399
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  86.60         $  88.97            $  74.98        $  98.72         $ 114.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                14              126                 261             291              333
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.19         $ 112.74            $ 112.77        $ 112.05         $ 111.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                57              125                 107              83               75
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --         $ 104.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.03         $ 117.42            $ 124.90        $ 127.77         $ 130.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                27              112                 158             142              135
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --            $  81.65        $ 117.68         $ 136.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  18              59              104
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --         $ 111.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --                2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --               --                  --              --         $ 109.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005             2006                 2007           2008             2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  92.23         $  98.21             $ 112.19       $  68.46         $  91.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               215              178                  167            153              147
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 106.44         $ 112.35             $ 104.42       $  44.66         $  52.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6               41                   49             27               28
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 120.01         $ 143.93             $ 135.72       $  75.99         $  90.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               396              471                1,183            917              756
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 106.09         $ 122.86             $ 125.59       $  78.71         $  91.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3               10                   13             12               11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 105.72         $ 117.71             $ 128.70       $  87.77         $ 108.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                5                   10             13               40
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.83         $ 129.84             $ 138.57       $  69.43         $  93.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --              494                  531            504              465
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 126.42         $ 140.50             $ 136.59       $  81.55         $ 109.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               377              382                  349            268              368
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 113.12         $ 116.78             $ 120.81       $ 121.87         $ 120.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                68              103                  133            101               61
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.03         $ 116.29             $ 138.79       $  92.02         $ 117.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6                5                   11             33               40
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 107.15             $ 107.60       $  65.81         $  81.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                8                   73             71               61
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 110.99             $ 115.91       $  67.86         $  92.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                3                   17             29               36
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  99.44         $  98.64             $ 108.63       $ 102.98         $ 109.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                35               56                   73            145              198
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 131.99         $ 135.39             $ 139.83       $ 129.11         $ 135.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               136              130                  124             94              123
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 140.93         $ 163.91             $ 158.96       $ 103.45         $ 128.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               133              167                  193            185              195
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 114.31         $ 108.40             $ 114.84       $  65.57         $  92.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                26               30                  152            155              200
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 107.63             $ 108.55       $  63.47         $  81.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               11                   54             43               51
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.68         $ 132.73             $ 132.66       $  78.60         $ 102.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                21               46                   65             64               57
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                 2000             2001                 2002            2003             2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 90.50          $ 66.90             $  47.01        $  63.88         $  70.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               71              100                   95             106              123
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $ 106.88        $ 109.55         $ 112.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   83             100              106
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  78.18        $ 103.76         $ 120.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   17              31               62
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  76.54        $  96.89         $ 104.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   21              31               33
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  67.96        $  87.71         $  92.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   32              53               65
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  79.20        $ 102.57         $ 115.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   32              39               51
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  62.08        $  86.02         $  94.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   43              94              125
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  73.80        $ 102.53         $ 116.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   36              66               91
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 76.49          $ 76.09             $  72.96        $  88.34         $  94.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               28               49                   69             130              179
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --         $ 114.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --                1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $ 112.91        $ 153.26         $ 177.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   27              54              102
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --             $  56.71        $  88.33         $  91.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                    9              31              130
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --               --                   --              --               --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005             2006                2007            2008             2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 104.39         $ 119.54            $ 115.14        $  71.73         $  91.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9               23                  32              24               24
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 123.86         $ 133.70            $ 161.70        $  84.15         $ 130.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4               12                  34              47               85
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  75.63         $  78.55            $  86.44        $  45.54         $  61.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               122              112                  98              84              166
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 113.04         $ 115.90            $ 121.67        $ 123.17         $ 131.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               121              111                 108              95               97
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 137.87         $ 170.70            $ 189.61        $  98.85         $ 126.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                71               89                  88              80               70
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.72         $ 124.24            $ 128.89        $  76.99         $ 100.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                31               29                  30              27               23
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  98.17         $  97.10            $ 106.72        $  57.59         $  77.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                65               66                  67              65               55
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 122.70         $ 144.66            $ 148.12        $  91.53         $ 111.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                62               86                  93              86               77
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 101.69         $ 110.13            $ 121.76        $  67.87         $  95.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               122              116                 107              96               92
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 123.75         $ 140.28            $ 138.72        $  87.76         $ 125.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                89               85                  82              69               66
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  96.58         $ 104.90            $ 106.89        $  80.78         $  87.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               218              218                 211             154              139
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 121.73         $ 132.55            $ 135.77        $  77.65         $ 103.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                26               50                  72              59               50
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 183.41         $ 210.41            $ 187.41        $ 115.05         $ 143.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               120              127                 112              94               85
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 100.73         $ 106.79            $ 124.72        $  65.21         $ 102.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               128              124                 126             121              131
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 108.37            $ 114.81        $  78.86         $  93.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --               --                   5              11               13
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 109.32            $ 115.96        $  74.45         $  90.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                2                  15              24               33
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --         $ 110.21            $ 116.92        $  71.58         $  88.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                1                   7              14               22
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                               2000             2001                2002            2003             2004
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                  --              --               --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                               2005                2006                2007           2008             2009
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               $ 110.99            $ 118.22        $ 68.52          $ 86.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --                     --                   5              9               12
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED OREGON TSA CONTRACT


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2001              2002               2003             2004               2005
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                 --               --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 --               --                 --
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --           $ 109.27         $ 121.06           $ 129.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 --                1                  1
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --           $ 102.27         $ 107.45           $ 109.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 --               --                  1
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --           $ 104.26         $ 111.33           $ 113.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 --                1                  2
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  99.46          $  86.02           $ 101.79         $ 110.51           $ 115.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                22                24                 25               24                 23
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --           $ 108.08         $ 119.63           $ 126.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 --                3                  6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  76.02          $  67.72           $  90.72         $ 106.24           $ 121.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 8                  9               10                 13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 106.88          $  73.89           $ 103.19         $ 116.56           $ 128.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                 2                  3                3                  4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                 --               --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 --               --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 131.84          $ 108.89           $ 141.57         $ 155.12           $ 158.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 2                  3                3                  4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $  76.66           $  97.27         $ 117.26           $ 128.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                  5                1                 10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                 --         $ 107.08           $ 112.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 --               --                  1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  87.65          $  63.89           $  81.01         $  83.16           $  89.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                  1               --                  2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $  54.67           $  67.15         $  70.23           $  73.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                  1               --                  1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.00          $  81.38           $ 106.04         $ 116.55           $ 122.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                  7                2                 14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  87.42          $  57.75           $  85.60         $  96.80           $ 100.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                54                51                 52               53                 50
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2006              2007              2008              2009
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --          $ 104.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                 1
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 151.47          $ 159.36          $  96.03          $ 121.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5                 9                19                70
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.00          $ 120.57          $ 106.32          $ 115.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 2                 3                12
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 122.77          $ 128.34          $ 102.48          $ 116.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                 7                10                28
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 126.31          $ 133.43          $ 100.17          $ 116.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                22                19                17                15
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 143.50          $ 151.29          $ 102.29          $ 123.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                16                35                59               160
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 148.60          $ 164.52          $  80.34          $ 101.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                12                11                10                10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 139.15          $ 160.90          $  88.24          $ 118.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                 4                 4                 4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 103.24          $  98.12          $  64.76          $  82.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 1                 2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 189.64          $ 190.15          $ 119.54          $ 154.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                 4                 4                 4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 160.43          $ 175.18          $  98.96          $ 127.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                14                20                21                36
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 129.46          $ 133.03          $  89.25          $  98.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 2                 3                 8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  93.45          $ 103.84          $  56.37          $  73.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3                 3                 4                 4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  77.86          $  81.39          $  48.06          $  63.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 1                 3                 7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 136.03          $ 137.03          $  81.94          $ 106.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                14                25                22                24
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.76          $ 112.55          $  62.69          $  79.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                43                29                25                23
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2001              2002              2003              2004               2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $ 107.54          $ 110.17          $ 113.65           $ 115.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                 1                 1                  3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  97.75          $  75.18          $  95.23          $ 104.03           $ 107.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 7                 7                 8                 7                 11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 105.94          $  92.92          $ 120.75          $ 132.24           $ 145.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 3                 3                 11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  76.81          $  57.84          $  79.22          $  84.03           $  86.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 1                --                  2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $ 105.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --          $ 113.34           $ 117.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                  1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $  97.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 111.05          $ 103.54          $ 160.00          $ 196.10           $ 258.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 1                 1                  2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 118.06          $ 127.05          $ 128.60          $ 129.91           $ 130.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                 1                 1                  2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $  68.67          $  90.25          $ 101.61           $ 117.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 1                --                  4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $ 115.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  96.20          $  77.17          $  96.98          $ 106.56           $ 109.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                 1                 1                  1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  85.75          $  67.12          $  81.18          $  89.62           $  95.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                  1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  71.03          $  48.46          $  59.16          $  63.54           $  72.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 1                 3                 1                  4
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2006              2007              2008              2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 118.73          $ 121.31          $ 109.47          $ 111.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                 6                 7                13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $  97.21          $  58.56          $  77.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                 3                 6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 122.77          $ 127.68          $  79.31          $  98.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                12                11                11                12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 157.18          $ 177.63          $ 105.11          $ 133.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                16                21                29                41
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  90.83          $ 100.21          $  71.89          $  99.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3                 2                 2                 3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 104.43          $ 105.62          $  71.38          $  92.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 7                 6                 8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $  95.43          $  59.69          $  75.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                 3                 6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.15          $ 120.07          $ 102.54          $ 118.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                 1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 137.99          $ 149.46          $ 102.70          $ 143.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                 5                 8                18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 100.03          $ 108.35          $ 114.34          $ 115.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                 5                 7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 350.50          $ 493.27          $ 208.48          $ 310.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                 2                 2                 3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 133.20          $ 141.06          $ 144.81          $ 140.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3                 2                 2                 2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 139.38          $ 159.14          $  86.97          $ 116.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5                 5                 6                10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 143.61          $ 165.37          $  97.87          $ 133.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 2                 3                 5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 130.93          $ 128.17          $  76.49          $ 100.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                --                --                 1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 106.56          $ 109.70          $  68.05          $  85.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 1                 1                 3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  71.34          $  80.58          $  50.89          $  68.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6                 9                 9                11
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2001              2002              2003              2004               2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  87.46          $  56.92          $  72.94          $  81.41           $  87.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3                 4                 4                 4                  5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $ 106.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  95.39          $  81.63          $ 104.15          $ 117.09           $ 122.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 2                 5                 2                 13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $ 106.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $ 105.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  85.92          $  69.42          $  98.80          $ 113.60           $ 119.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                 4                 2                 15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 111.62          $  94.35          $ 124.60          $ 145.52           $ 160.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 2                 3                 4                  5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 103.17          $ 103.51          $ 103.17          $ 103.03           $ 104.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 1                 2                 2                  1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --          $ 104.76           $ 109.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $  99.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 118.44          $ 126.38          $ 129.67          $ 133.32           $ 134.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 2                 3                 3                  4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $  81.92          $ 118.42          $ 138.09           $ 142.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 1                 1                  5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --          $ 111.33           $ 114.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --          $ 109.34           $ 118.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2006               2007             2008              2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  93.95           $ 107.65         $  65.89          $  88.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5                  3                3                 3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.77           $ 105.13         $  45.11          $  53.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                  1                1                10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 147.18           $ 139.22         $  78.18          $  93.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                18                 16               15                14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 123.48           $ 126.61         $  79.59          $  93.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                  1                5                 8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 118.30           $ 129.75         $  88.75          $ 110.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 --                2                 1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 132.35           $ 141.69         $  71.21          $  96.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                19                 24               25                43
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 178.95           $ 174.50         $ 104.51          $ 140.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                  4                4                 6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.50           $ 112.59         $ 113.93          $ 112.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                  1                1                 1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.07           $ 140.16         $  93.21          $ 119.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                  1                1                 2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.25           $ 108.03         $  66.27          $  82.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                  1                1                 2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 111.10           $ 116.38         $  68.34          $  93.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                  1                1                 2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  99.13           $ 109.51         $ 104.14          $ 111.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                  7               15                20
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 138.66           $ 143.64         $ 133.03          $ 139.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                  5                4                 4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 166.44           $ 161.92         $ 105.69          $ 132.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6                  7                8                19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.14           $ 115.97         $  66.42          $  93.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                  4                4                10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     107.73           $ 108.98         $  63.91          $  82.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                  1                1                 3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 133.62           $ 133.96         $  79.61          $ 104.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 --                1                 1
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                 2001               2002              2003              2004                2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                --            $ 104.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                --            $ 124.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 55.54           $  39.17          $  53.42          $  59.44            $  63.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               35                 34                35                35                  34
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           $ 107.20          $ 110.22          $ 113.47            $ 114.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                 1                 1                   2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           $  78.42          $ 104.39          $ 121.98            $ 139.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                 1                --                   2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           $  76.77          $  97.48          $ 105.95            $ 112.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                   1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           $  68.17          $  88.25          $  93.28            $  99.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                   2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           $  79.44          $ 103.20          $ 117.02            $ 124.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                   2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           $  62.27          $  86.54          $  95.83            $ 102.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                 1                --                   3
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           $  74.03          $ 103.15          $ 117.75            $ 125.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                 1                --                   2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 77.17           $  74.22          $  90.15          $  97.08            $  99.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1                  1                 2                 2                   5
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --          $ 114.70            $ 122.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                   1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           $ 114.07          $ 155.30          $ 180.23            $ 186.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                 2                --                   9
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           $  56.89          $  88.87          $  92.46            $ 101.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                 1                 2                   6
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                  --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2006              2007              2008              2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 120.15          $ 116.08          $  72.53          $  92.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 1                 1                 2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 134.38          $ 163.01          $  85.09          $ 132.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 3                 4                11
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  66.63          $  73.67          $  39.00          $  53.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                29                21                20                19
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.67          $ 123.90          $ 125.82          $ 135.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                 3                 3                 6
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 173.31          $ 193.09          $ 100.97          $ 130.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                 5                 7                 8
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 126.14          $ 131.25          $  78.64          $ 103.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                --                 1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  98.58          $ 108.68          $  58.83          $  79.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                 4                 4                 8
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 146.87          $ 150.84          $  93.50          $ 113.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                 3                 4                 4
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 111.81          $ 123.99          $  69.33          $  97.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3                 4                 4                 4
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 142.42          $ 141.27          $  89.64          $ 128.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                 3                 3                 5
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.02          $ 110.41          $  83.70          $  90.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5                 5                 5                 5
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 133.44          $ 137.10          $  78.65          $ 104.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 3                 2                 3
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 215.15          $ 192.22          $ 118.36          $ 148.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                10                13                12                12
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.42          $ 127.01          $  66.61          $ 104.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6                 6                 5                 7
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.47          $ 115.27          $  79.42          $  94.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                 3                 6
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.42          $ 116.42          $  74.97          $  91.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                 1                 5
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.31          $ 117.39          $  72.08          $  89.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 1                 2                 4
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                2001              2002              2003             2004               2005
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --                --                --               --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --                --                --               --                 --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2006              2007             2008               2009
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 111.10          $ 118.69          $ 69.01            $ 87.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                1                  4
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED TEXAS TSA CONTRACTS


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                 2000               2001              2002               2003              2004
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --           $ 109.15          $ 120.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                  8                52
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --           $ 102.15          $ 106.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                  6                36
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --           $ 104.14          $ 110.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                  5                45
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 51.10           $  49.61          $  42.91           $  50.77          $  55.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           20,413             19,822            23,382             21,629            20,419
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --           $ 107.96          $ 118.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                 18               187
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $121.54           $  92.48          $  82.20           $ 109.83          $ 128.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1,028                945             5,013              4,603             4,375
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $168.29           $ 144.40          $  99.61           $ 138.85          $ 156.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1,895              1,988             1,955              1,959             1,889
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $165.28           $ 172.07          $ 141.48           $ 183.13          $ 199.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              634              1,044             1,282              1,316             1,357
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --          $  75.52           $  95.40          $ 114.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --               928                946             1,012
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                 --          $ 106.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                 --                33
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $103.06           $  86.73          $  62.93           $  79.44          $  81.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               15                 33                57                 89               119
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --          $  53.85           $  65.86          $  68.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                19                 39                47
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $111.59           $ 107.86          $  80.17           $ 104.00          $ 113.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               44                 95             1,211              1,179             1,112
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $339.28           $ 299.82          $ 197.84           $ 292.96          $ 331.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           15,685             14,197            11,899             11,092            10,296
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005              2006              2007              2008               2009
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $ 104.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 15
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 128.35          $ 149.30          $ 156.38          $  93.81           $ 117.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               122               364               741             1,158              1,647
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.01          $ 113.35          $ 118.31          $ 103.87           $ 112.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                59                91               231               309                378
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.78          $ 121.01          $ 125.94          $ 100.11           $ 113.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               112               222               406               540                685
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  57.47          $  63.00          $  66.55          $  49.96           $  58.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            19,656            18,359            17,845            17,357             17,262
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 125.20          $ 141.45          $ 148.46          $  99.92           $ 120.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               491             1,337             2,455             3,252              3,922
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 146.39          $ 178.84          $ 197.62          $  96.32           $ 121.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             4,333             4,232             4,096             3,827              3,659
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 172.65          $ 186.13          $ 214.81          $ 117.58           $ 157.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,791             1,655             1,500             1,411              1,367
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $ 108.22          $  97.55          $  64.09           $  81.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 8                50                93                113
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 202.92          $ 242.07          $ 241.63          $ 151.23           $ 194.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,330             1,272             1,248             1,236              1,328
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 125.21          $ 155.26          $ 168.78          $  94.92           $ 121.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,260             1,505             1,600             1,585              1,655
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.04          $ 128.19          $ 131.14          $  87.59           $  96.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               232               292               333               358                386
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  87.10          $  90.43          $ 100.04          $  54.07           $  69.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               143               167               196               213                240
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  71.11          $  75.35          $  78.41          $  46.10           $  60.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                67               101               163               194                213
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 119.08          $ 131.65          $ 132.02          $  78.59           $ 101.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,015               923             1,410             1,258              1,168
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 341.80          $ 374.77          $ 384.25          $ 213.98           $ 271.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             9,393             8,175             6,992             6,150              5,705
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2000              2001              2002              2003               2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --          $ 107.03          $ 109.16           $ 112.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --               207               316                410
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 287.40          $ 249.66          $ 191.65          $ 242.29           $ 264.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             4,346             4,083             3,648             3,539              3,395
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $ 105.89          $  92.40          $ 119.55           $ 130.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --               337               779                950
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  92.84          $  76.01          $  56.98          $  77.69           $  82.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                18                33                55               125                207
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $ 114.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                  3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --          $  90.59          $ 139.97           $ 717.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                 1                  1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 134.60          $ 143.62          $ 154.25          $ 155.83           $ 157.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               309               587               915               788                676
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --          $  67.65          $  88.51           $  99.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                61               175                317
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 131.45          $ 120.85          $  96.50          $ 120.74           $ 132.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               521               532               484               448                414
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 102.37          $  84.85          $  66.13          $  79.62           $  87.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                68                87               118               161                140
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  93.70          $  70.28          $  47.74          $  58.02           $  62.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             2,596             2,788             2,376             2,212              1,969
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005              2006              2007              2008               2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 113.06          $ 116.08          $ 118.07          $ 106.08           $ 107.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               574               643               748               667                798
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --          $  96.94          $  58.14           $  76.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                37               123                191
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 272.79          $ 310.53          $ 322.33          $ 199.82           $ 248.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             3,219             2,920             2,757             2,594              2,527
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 142.37          $ 153.56          $ 172.77          $ 101.77           $ 128.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,217             1,548             1,770             2,024              2,138
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  84.15          $  87.90          $  96.54          $  68.96           $  95.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               204               185               218               221                353
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $ 104.29          $ 105.01          $  70.65           $  90.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                90               570               600                614
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --          $  95.16          $  59.25           $  75.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --               176               330                389
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 105.04          $ 116.29          $ 118.65          $ 100.88           $ 116.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                39                65                71                 75
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 116.54          $ 136.64          $ 147.33          $ 100.79           $ 140.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               251               362               647               842              1,109
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  97.50          $  99.48          $ 107.28          $ 112.70           $ 113.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                46               131               314                314
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 225.55          $ 305.48          $ 428.77          $ 180.82           $ 267.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4                 9                12                16                 21
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 157.33          $ 160.48          $ 169.61          $ 173.78           $ 167.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               613               532               504               484                438
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 114.65          $ 134.89          $ 153.33          $  83.42           $ 111.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               437               534               576               683                805
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.00          $ 142.55          $ 163.42          $  96.29           $ 130.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                13                67               165               188                248
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 135.43          $ 160.85          $ 156.76          $  93.14           $ 121.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               382               362               351               314                309
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  92.55          $ 103.13          $ 105.70          $  65.27           $  81.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               132               116               107               111                124
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  70.34          $  69.04          $  77.63          $  48.81           $  65.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,822             1,671             1,480             1,401              1,420
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2000              2001              2002              2003               2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 220.97          $ 143.76          $  93.15          $ 118.84           $ 132.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             3,720             3,422             2,890             2,681              2,410
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                         --          $  94.39          $  80.42          $ 102.15           $ 114.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --             1,544             1,981             2,115              2,295
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  99.98          $  85.41          $  68.70          $  97.34           $ 111.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                86               420               738             1,109              1,389
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.21          $ 112.05          $  94.29          $ 123.98           $ 144.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               628             1,238             1,835             1,967              2,104
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  33.15          $  33.96          $  34.00          $  33.81           $  33.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,458             1,796             1,816             1,322              1,198
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $ 104.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                  1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 138.33          $ 147.79          $ 157.39          $ 161.18           $ 165.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               566               899               950               827                741
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --          $  81.53          $ 117.33           $ 136.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                72               260                448
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $ 111.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                  6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --                --                --                --           $ 109.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                --                --                --                  1
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005              2006              2007              2008               2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 142.04          $ 151.04          $ 172.29          $ 104.99           $ 139.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             2,130             1,844             1,655             1,531              1,451
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 106.40          $ 112.16          $ 104.09          $  44.46           $  52.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                13               108               128               147                201
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                   $ 118.93          $ 142.44          $ 134.27          $  75.50           $  89.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             2,451             2,714             9,158             8,082              7,621
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 105.99          $ 122.57          $ 125.12          $  78.30           $  91.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                11                75               105               106                118
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 105.62          $ 117.43          $ 128.22          $  87.32           $ 108.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                13                25                38                76                149
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 116.94          $ 128.68          $ 137.14          $  68.62           $  92.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,577             1,735             1,869             2,031              2,200
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 158.32          $ 175.70          $ 170.56          $ 101.70           $ 136.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             2,279             2,273             2,189             2,009              2,681
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  34.19          $  35.33          $  36.61          $  36.99           $  36.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,383             2,018             2,683             2,421              1,591
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.84          $ 115.92          $ 138.16          $  91.48           $ 117.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                17                23                87               155                200
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $ 107.10          $ 107.40          $  65.59           $  80.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                32               228               241                265
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $ 110.94          $ 115.70          $  67.64           $  92.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                14                82               114                168
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  99.35          $  98.40          $ 108.22          $ 102.45           $ 109.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                82               167               270               619                803
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 166.86          $ 171.37          $ 177.18          $ 163.75           $ 171.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               726               670               670               587                692
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 140.12          $ 162.73          $ 157.60          $ 102.42           $ 127.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               537               672               766               808                921
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 114.11          $ 108.07          $ 114.32          $  65.18           $  91.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                36                43               530               571                733
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $ 107.58          $ 108.35          $  63.26           $  81.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                30               188               210                250
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.48          $ 132.31          $ 132.06          $  78.13           $ 102.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                41                94               127               111                120
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                 2000               2001              2002              2003               2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 90.70           $  67.13          $  47.48          $  64.75           $  72.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           18,138             16,058            13,832            12,726             11,588
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --          $ 106.73          $ 109.24           $ 111.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --               264               311                350
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --          $  89.80          $ 119.35           $ 139.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                  2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --          $  76.43          $  96.62           $ 104.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                91               122                130
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --          $  67.87          $  87.47           $  92.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --               138               219                259
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --          $  79.08          $ 102.28           $ 115.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --               127               163                204
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --          $  93.12          $ 128.84           $ 142.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                  3
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --          $  94.23          $ 130.87           $ 148.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                  2
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $129.28           $ 128.74          $ 123.58          $ 149.82           $ 161.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              800                770               696               769                764
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                --           $ 114.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                  3
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --          $ 112.38          $ 152.31           $ 175.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --               239               434                622
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --          $  86.91          $ 135.56           $ 140.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --                 --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --                 --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                  2005              2006              2007              2008               2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 104.29          $ 119.26          $ 114.71          $  71.36           $  90.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                47               110               144               151                161
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 123.74          $ 133.39          $ 161.09          $  83.71           $ 129.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                32                93               226               285                478
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  77.39          $  80.76          $  89.29          $  47.27           $  64.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            10,645             9,157             7,790             6,924              6,779
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.40          $ 115.08          $ 120.64          $ 121.96           $ 130.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               375               370               371               378                415
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 158.76          $ 196.45          $ 217.99          $ 113.55           $ 145.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5                 8                10                11                 13
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.09          $ 123.37          $ 127.80          $  76.23           $  99.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               128               120               130               120                112
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $  97.62          $  96.42          $ 105.82          $  57.02           $  76.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               267               257               266               276                271
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 122.01          $ 143.64          $ 146.86          $  90.63           $ 109.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               263               308               335               354                337
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 152.12          $ 164.64          $ 181.90          $ 101.14           $ 141.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3                 5                 6                 7                  8
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 157.77          $ 178.79          $ 176.71          $ 111.45           $ 158.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2                 3                 3                 4                  4
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 164.14          $ 178.48          $ 182.06          $ 137.74           $ 149.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               768               737               723               624                580
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 121.52          $ 132.13          $ 135.15          $  77.18           $ 102.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                80               216               308               303                317
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 181.76          $ 208.22          $ 185.20          $ 113.53           $ 141.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               739               794               739               675                668
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 154.88          $ 164.29          $ 192.05          $ 100.51           $ 156.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1                 2                 2                 3                  4
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $ 108.32          $ 114.60          $  78.60           $  93.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                11                60               109                141
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $ 109.27          $ 115.74          $  74.21           $  90.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 7                61               108                162
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         --          $ 110.16          $ 116.71          $  71.34           $  88.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --                 4                29                72                122
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                               2000              2001              2002              2003               2004
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --                --                --                --                 --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                               2005                 2006              2007             2008               2009
------------------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --                $ 110.95          $ 118.00          $ 68.30            $ 86.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --                       3                23               52                 91
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) VANTAGE(SM) ACTS CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2009, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                          2002        2003       2004        2005         2006        2007        2008         2009
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 89.58    $ 105.98   $ 114.42    $ 119.07     $ 130.44    $ 137.64    $ 103.23     $ 119.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --         --           2            4           9          12           15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 77.18    $  98.13   $ 118.54    $ 130.47     $ 162.83    $ 178.16    $ 100.84     $ 130.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --         --           2            6          10          15           22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 64.32    $  81.73   $  84.06    $  90.77     $  94.85    $ 105.61    $  57.45     $  74.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --         --          --            1           1           1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --         --          --           --    $ 164.19    $  91.86     $ 117.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --         --          --           --          12          13           20
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $107.78    $ 110.63   $ 114.36    $ 116.07     $ 119.94    $ 122.80    $ 111.04     $ 113.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --         --           1            2           3           4            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 63.97    $  81.20   $  88.88    $  92.14     $ 105.31    $ 109.75    $  68.30     $  85.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          1           4            7          12          14           19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 82.19    $ 105.07   $ 118.36    $ 123.92     $ 149.38    $ 141.58    $  79.67     $  95.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --           1          1           5            9          13          14           18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 69.75    $  99.46   $ 114.60    $ 121.04     $ 134.05    $ 143.79    $  72.41     $  97.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --          1           2            5           9          12           22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $110.53    $ 110.38   $ 110.46    $ 112.56     $ 116.79    $ 121.44    $ 123.13     $ 122.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --         --          --           --          --           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $ 82.10    $ 118.92   $ 138.95    $ 143.86     $ 168.15    $ 163.91    $ 107.21     $ 134.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --         --           2            4           7          10           16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --          --         --          --           --    $ 116.72    $  66.99     $  94.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --          --         --          --           --           5           7           11
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm........            FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2009.....            FSA-3
   Statements of Operations for the Year Ended December
    31, 2009...................................................           FSA-37
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2009 and 2008.................................           FSA-49
   Notes to Financial Statements...............................           FSA-74


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm........              F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008.....              F-2
   Consolidated Statements of (Loss) Earnings, Years Ended
    December 31, 2009, 2008 and 2007...........................              F-3
   Consolidated Statements of Equity, Years Ended December 31,
    2009, 2008 and 2007 .......................................              F-5
   Consolidated Statements of Comprehensive (Loss) Income,
    Years Ended December 31, 2009, 2008 and 2007...............              F-6
   Consolidated Statements of Cash Flows, Years Ended December
    31, 2009, 2008 and 2007....................................              F-7
   Notes to Consolidated Financial Statements..................              F-9



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A, as listed in Note 1 to such financial statements, at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 19, 2010

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

                                                             ALL ASSET   AXA AGGRESSIVE   AXA BALANCED
                                                            ALLOCATION     ALLOCATION       STRATEGY
                                                           ------------ ---------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $2,042,974    $264,078,290     $6,037,571
Receivable for The Trusts shares sold.....................          --              --            214
Receivable for policy-related transactions................      11,275          87,615             --
                                                            ----------    ------------     ----------
  Total assets............................................   2,054,249     264,165,905      6,037,785
                                                            ----------    ------------     ----------
Liabilities:
Payable for The Trusts shares purchased...................      11,106          87,615             --
Payable for policy-related transactions...................          --              --            452
                                                            ----------    ------------     ----------
  Total liabilities.......................................      11,106          87,615            452
                                                            ----------    ------------     ----------
Net Assets................................................  $2,043,143    $264,078,290     $6,037,333
                                                            ==========    ============     ==========
Net Assets:
Accumulation Units........................................   2,043,143     264,073,606      6,036,244
Contracts in payout (annuitization) period................          --              --             --
Retained by AXA Equitable in Separate Account A...........          --           4,684          1,089
                                                            ----------    ------------     ----------
Total net assets..........................................  $2,043,143    $264,078,290     $6,037,333
                                                            ==========    ============     ==========
Investments in shares of The Trusts, at cost..............  $2,060,528    $300,454,050     $5,983,258
The Trusts shares held
 Class A..................................................          --              --         34,837
 Class B..................................................     121,971      28,685,058        498,339

                                                            AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE
                                                               ALLOCATION       GROWTH STRATEGY       STRATEGY
                                                           ------------------ ------------------ ------------------
Assets:
Investments in shares of The Trusts, at fair value........     $78,156,007        $1,140,661          $275,181
Receivable for The Trusts shares sold.....................           9,536                41                10
Receivable for policy-related transactions................              --                --                11
                                                               -----------        ----------          --------
  Total assets............................................      78,165,543         1,140,702           275,202
                                                               -----------        ----------          --------
Liabilities:
Payable for The Trusts shares purchased...................              --                --                --
Payable for policy-related transactions...................           9,536                41                --
                                                               -----------        ----------          --------
  Total liabilities.......................................           9,536                41                --
                                                               -----------        ----------          --------
Net Assets................................................     $78,156,007        $1,140,661          $275,202
                                                               ===========        ==========          ========
Net Assets:
Accumulation Units........................................      78,154,451         1,140,493           275,202
Contracts in payout (annuitization) period................              --                --                --
Retained by AXA Equitable in Separate Account A...........           1,556               168                --
                                                               -----------        ----------          --------
Total net assets..........................................     $78,156,007        $1,140,661          $275,202
                                                               ===========        ==========          ========
Investments in shares of The Trusts, at cost..............     $80,032,665        $1,120,267          $276,833
The Trusts shares held
 Class A..................................................              --                --                --
 Class B..................................................       8,212,834           102,156            25,922

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                        AXA CONSERVATIVE-PLUS  AXA GROWTH     AXA MODERATE
                                                             ALLOCATION         STRATEGY       ALLOCATION
                                                       ---------------------- ------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value....      $118,189,637       $1,474,107   $1,500,145,640
Receivable for The Trusts shares sold.................                --               48          262,450
Receivable for policy-related transactions............            50,876                1               --
                                                            ------------       ----------   --------------
  Total assets........................................       118,240,513        1,474,156    1,500,408,090
                                                            ------------       ----------   --------------
Liabilities:
Payable for The Trusts shares purchased...............            50,876               --               --
Payable for policy-related transactions...............                --               --          131,434
                                                            ------------       ----------   --------------
  Total liabilities...................................            50,876               --          131,434
                                                            ------------       ----------   --------------
Net Assets............................................      $118,189,637       $1,474,156   $1,500,276,656
                                                            ============       ==========   ==============
Net Assets:
Accumulation Units....................................       118,181,556        1,474,156    1,493,435,373
Contracts in payout (annuitization) period............                --               --        6,841,283
Retained by AXA Equitable in Separate Account A.......             8,081               --               --
                                                            ------------       ----------   --------------
Total net assets......................................      $118,189,637       $1,474,156   $1,500,276,656
                                                            ============       ==========   ==============
Investments in shares of The Trusts, at cost..........      $127,118,471       $1,461,256   $1,745,647,541
The Trusts shares held
 Class A..............................................                --          123,947      102,905,161
 Class B..............................................        12,750,861               --       14,394,920

                                                        AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                            ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                       ------------------- ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value....     $668,790,811         $523,335,056           $259,317,929
Receivable for The Trusts shares sold.................               --               13,340                     --
Receivable for policy-related transactions............          359,766                   --                 48,269
                                                           ------------         ------------           ------------
  Total assets........................................      669,150,577          523,348,396            259,366,198
                                                           ------------         ------------           ------------
Liabilities:
Payable for The Trusts shares purchased...............          341,364                   --                 18,604
Payable for policy-related transactions...............               --                  400                     --
                                                           ------------         ------------           ------------
  Total liabilities...................................          341,364                  400                 18,604
                                                           ------------         ------------           ------------
Net Assets............................................     $668,809,213         $523,347,996           $259,347,594
                                                           ============         ============           ============
Net Assets:
Accumulation Units....................................      668,767,845          521,637,078            257,752,564
Contracts in payout (annuitization) period............               --            1,654,726              1,595,030
Retained by AXA Equitable in Separate Account A.......           41,368               56,192                     --
                                                           ------------         ------------           ------------
Total net assets......................................     $668,809,213         $523,347,996           $259,347,594
                                                           ============         ============           ============
Investments in shares of The Trusts, at cost..........     $783,187,870         $665,843,468           $290,031,310
The Trusts shares held
 Class A..............................................               --           55,134,660             18,079,775
 Class B..............................................       68,965,256            7,620,291              3,062,906

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/AXA FRANKLIN        EQ/BLACKROCK
                                                            SMALL CAP VALUE CORE   BASIC VALUE EQUITY
                                                           ---------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........       $11,631,475          $328,755,064
Receivable for The Trusts shares sold.....................                --                    --
Receivable for policy-related transactions................            16,550               256,393
                                                                 -----------          ------------
  Total assets............................................        11,648,025           329,011,457
                                                                 -----------          ------------
Liabilities:
Payable for The Trusts shares purchased...................            16,550               263,346
Payable for policy-related transactions...................                --                    --
                                                                 -----------          ------------
  Total liabilities.......................................            16,550               263,346
                                                                 -----------          ------------
Net Assets................................................       $11,631,475          $328,748,111
                                                                 ===========          ============
Net Assets:
Accumulation Units........................................        11,627,077           328,742,083
Contracts in payout (annuitization) period................                --                    --
Retained by AXA Equitable in Separate Account A...........             4,398                 6,028
                                                                 -----------          ------------
Total net assets..........................................       $11,631,475          $328,748,111
                                                                 ===========          ============
Investments in shares of The Trusts, at cost..............       $ 9,834,942          $376,532,345
The Trusts shares held
 Class A..................................................                --                    --
 Class B..................................................         1,411,021            26,652,099

                                                                EQ/BLACKROCK      EQ/BOSTON ADVISORS        EQ/CALVERT
                                                            INTERNATIONAL VALUE      EQUITY INCOME     SOCIALLY RESPONSIBLE
                                                           --------------------- -------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........      $252,940,238          $50,323,380           $18,950,607
Receivable for The Trusts shares sold.....................                --                   --                    --
Receivable for policy-related transactions................            47,638               17,127                16,963
                                                                ------------          -----------           -----------
  Total assets............................................       252,987,876           50,340,507            18,967,570
                                                                ------------          -----------           -----------
Liabilities:
Payable for The Trusts shares purchased...................            41,028               17,215                16,963
Payable for policy-related transactions...................                --                   --                    --
                                                                ------------          -----------           -----------
  Total liabilities.......................................            41,028               17,215                16,963
                                                                ------------          -----------           -----------
Net Assets................................................      $252,946,848          $50,323,292           $18,950,607
                                                                ============          ===========           ===========
Net Assets:
Accumulation Units........................................       252,937,339           50,322,397            18,810,224
Contracts in payout (annuitization) period................                --                   --                    --
Retained by AXA Equitable in Separate Account A...........             9,509                  895               140,383
                                                                ------------          -----------           -----------
Total net assets..........................................      $252,946,848          $50,323,292           $18,950,607
                                                                ============          ===========           ===========
Investments in shares of The Trusts, at cost..............      $314,450,410          $56,335,842           $22,109,461
The Trusts shares held
 Class A..................................................                --                   --                    --
 Class B..................................................        22,752,055           10,805,513             2,962,987

                                                              EQ/CAPITAL
                                                            GUARDIAN GROWTH
                                                           ----------------
Assets:
Investments in shares of The Trusts, at fair value........    $17,334,802
Receivable for The Trusts shares sold.....................             --
Receivable for policy-related transactions................          5,799
                                                              -----------
  Total assets............................................     17,340,601
                                                              -----------
Liabilities:
Payable for The Trusts shares purchased...................          5,799
Payable for policy-related transactions...................             --
                                                              -----------
  Total liabilities.......................................          5,799
                                                              -----------
Net Assets................................................    $17,334,802
                                                              ===========
Net Assets:
Accumulation Units........................................     17,319,663
Contracts in payout (annuitization) period................             --
Retained by AXA Equitable in Separate Account A...........         15,139
                                                              -----------
Total net assets..........................................    $17,334,802
                                                              ===========
Investments in shares of The Trusts, at cost..............    $18,525,286
The Trusts shares held
 Class A..................................................             --
 Class B..................................................      1,483,133

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                                EQ/CAPITAL         EQ/COMMON
                                                            GUARDIAN RESEARCH     STOCK INDEX
                                                           ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........     $161,250,960     $2,095,303,352
Receivable for The Trusts shares sold.....................            3,351                 --
Receivable for policy-related transactions................               --            293,789
                                                               ------------     --------------
  Total assets............................................      161,254,311      2,095,597,141
                                                               ------------     --------------
Liabilities:
Payable for The Trusts shares purchased...................               --            300,242
Payable for policy-related transactions...................            3,351                 --
                                                               ------------     --------------
  Total liabilities.......................................            3,351            300,242
                                                               ------------     --------------
Net Assets................................................     $161,250,960     $2,095,296,899
                                                               ============     ==============
Net Assets:
Accumulation Units........................................      161,230,384      2,081,682,549
Contracts in payout (annuitization) period................               --         13,614,350
Retained by AXA Equitable in Separate Account A...........           20,576                 --
                                                               ------------     --------------
Total net assets..........................................     $161,250,960     $2,095,296,899
                                                               ============     ==============
Investments in shares of The Trusts, at cost..............     $197,588,185     $2,682,696,405
The Trusts shares held
 Class A..................................................               --        142,364,239
 Class B..................................................       15,252,597          6,922,146

                                                               EQ/CORE      EQ/DAVIS NEW     EQ/EQUITY       EQ/EQUITY
                                                              BOND INDEX    YORK VENTURE     500 INDEX      GROWTH PLUS
                                                           --------------- -------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $125,581,961    $21,535,947    $734,985,190    $354,264,285
Receivable for The Trusts shares sold.....................        16,535             --          49,936              --
Receivable for policy-related transactions................            --         43,206          10,014         185,564
                                                            ------------    -----------    ------------    ------------
  Total assets............................................   125,598,496     21,579,153     735,045,140     354,449,849
                                                            ------------    -----------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            --         43,206              --         157,685
Payable for policy-related transactions...................        14,080             --              --              --
                                                            ------------    -----------    ------------    ------------
  Total liabilities.......................................        14,080         43,206              --         157,685
                                                            ------------    -----------    ------------    ------------
Net Assets................................................  $125,584,416    $21,535,947    $735,045,140    $354,292,164
                                                            ============    ===========    ============    ============
Net Assets:
Accumulation Units........................................   125,578,817     21,535,258     731,552,415     354,267,823
Contracts in payout (annuitization) period................            --             --       3,341,863              --
Retained by AXA Equitable in Separate Account A...........         5,599            689         150,862          24,341
                                                            ------------    -----------    ------------    ------------
Total net assets..........................................  $125,584,416    $21,535,947    $735,045,140    $354,292,164
                                                            ============    ===========    ============    ============
Investments in shares of The Trusts, at cost..............  $138,353,018    $19,262,072    $818,611,769    $398,439,693
The Trusts shares held
 Class A..................................................            --             --      33,714,424              --
 Class B..................................................    13,358,150      2,453,174       4,119,912      27,246,991

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/EVERGREEN   EQ/FRANKLIN
                                                               OMEGA      CORE BALANCED
                                                           ------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $46,540,511    $77,395,200
Receivable for The Trusts shares sold.....................           --         79,574
Receivable for policy-related transactions................       76,939             --
                                                            -----------    -----------
  Total assets............................................   46,617,450     77,474,774
                                                            -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................       76,939             --
Payable for policy-related transactions...................           --         79,574
                                                            -----------    -----------
  Total liabilities.......................................       76,939         79,574
                                                            -----------    -----------
Net Assets................................................  $46,540,511    $77,395,200
                                                            ===========    ===========
Net Assets:
Accumulation Units........................................   46,515,089     77,383,839
Contracts in payout (annuitization) period................           --             --
Retained by AXA Equitable in Separate Account A...........       25,422         11,361
                                                            -----------    -----------
Total net assets..........................................  $46,540,511    $77,395,200
                                                            ===========    ===========
Investments in shares of The Trusts, at cost..............  $40,981,061    $85,021,688
The Trusts shares held
 Class A..................................................           --             --
 Class B..................................................    5,171,422      9,751,910

                                                                 EQ/FRANKLIN       EQ/GAMCO MERGERS   EQ/GAMCO SMALL
                                                            TEMPLETON ALLOCATION   AND ACQUISITIONS    COMPANY VALUE
                                                           ---------------------- ------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value........       $42,409,060          $13,882,366      $205,128,267
Receivable for The Trusts shares sold.....................                --                   --                --
Receivable for policy-related transactions................            11,957               15,126           104,409
                                                                 -----------          -----------      ------------
  Total assets............................................        42,421,017           13,897,492       205,232,676
                                                                 -----------          -----------      ------------
Liabilities:
Payable for The Trusts shares purchased...................            14,862               15,126           104,398
Payable for policy-related transactions...................                --                   --                --
                                                                 -----------          -----------      ------------
  Total liabilities.......................................            14,862               15,126           104,398
                                                                 -----------          -----------      ------------
Net Assets................................................       $42,406,155          $13,882,366      $205,128,278
                                                                 ===========          ===========      ============
Net Assets:
Accumulation Units........................................        42,402,774           13,875,152       205,124,781
Contracts in payout (annuitization) period................                --                   --                --
Retained by AXA Equitable in Separate Account A...........             3,381                7,214             3,497
                                                                 -----------          -----------      ------------
Total net assets..........................................       $42,406,155          $13,882,366      $205,128,278
                                                                 ===========          ===========      ============
Investments in shares of The Trusts, at cost..............       $44,965,983          $13,619,572      $187,786,592
The Trusts shares held
 Class A..................................................                --                   --                --
 Class B..................................................         5,893,916            1,190,251         6,939,053

                                                              EQ/GLOBAL
                                                              BOND PLUS
                                                           --------------
Assets:
Investments in shares of The Trusts, at fair value........  $57,774,915
Receivable for The Trusts shares sold.....................           --
Receivable for policy-related transactions................       73,839
                                                            -----------
  Total assets............................................   57,848,754
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased...................       73,839
Payable for policy-related transactions...................           --
                                                            -----------
  Total liabilities.......................................       73,839
                                                            -----------
Net Assets................................................  $57,774,915
                                                            ===========
Net Assets:
Accumulation Units........................................   57,767,549
Contracts in payout (annuitization) period................           --
Retained by AXA Equitable in Separate Account A...........        7,366
                                                            -----------
Total net assets..........................................  $57,774,915
                                                            ===========
Investments in shares of The Trusts, at cost..............  $60,448,027
The Trusts shares held
 Class A..................................................           --
 Class B..................................................    5,999,920

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/GLOBAL MULTI-SECTOR     EQ/INTERMEDIATE
                                                                    EQUITY          GOVERNMENT BOND INDEX
                                                           ----------------------- -----------------------
Assets:
Investments in shares of The Trusts, at fair value........       $413,751,433            $103,620,186
Receivable for The Trusts shares sold.....................                 --                      --
Receivable for policy-related transactions................            232,336                  34,780
                                                                 ------------            ------------
  Total assets............................................        413,983,769             103,654,966
                                                                 ------------            ------------
Liabilities:
Payable for The Trusts shares purchased...................            234,014                   8,977
Payable for policy-related transactions...................                 --                      --
                                                                 ------------            ------------
  Total liabilities.......................................            234,014                   8,977
                                                                 ------------            ------------
Net Assets................................................       $413,749,755            $103,645,989
                                                                 ============            ============
Net Assets:
Accumulation Units........................................        413,743,096             103,149,886
Contracts in payout (annuitization) period................                 --                 492,417
Retained by AXA Equitable in Separate Account A...........              6,659                   3,686
                                                                 ------------            ------------
Total net assets..........................................       $413,749,755            $103,645,989
                                                                 ============            ============
Investments in shares of The Trusts, at cost..............       $467,148,111            $107,790,397
The Trusts shares held
 Class A..................................................                 --               8,184,503
 Class B..................................................         36,580,052               2,630,224

                                                            EQ/INTERNATIONAL   EQ/INTERNATIONAL       EQ/JPMORGAN
                                                                CORE PLUS           GROWTH        VALUE OPPORTUNITIES
                                                           ------------------ ------------------ ---------------------
Assets:
Investments in shares of The Trusts, at fair value........    $124,730,229        $45,546,155         $43,981,430
Receivable for The Trusts shares sold.....................              --              2,950                  --
Receivable for policy-related transactions................          98,641                 --              49,014
                                                              ------------        -----------         -----------
  Total assets............................................     124,828,870         45,549,105          44,030,444
                                                              ------------        -----------         -----------
Liabilities:
Payable for The Trusts shares purchased...................          98,641                 --              49,014
Payable for policy-related transactions...................              --              2,950                  --
                                                              ------------        -----------         -----------
  Total liabilities.......................................          98,641              2,950              49,014
                                                              ------------        -----------         -----------
Net Assets................................................    $124,730,229        $45,546,155         $43,981,430
                                                              ============        ===========         ===========
Net Assets:
Accumulation Units........................................     124,726,540         45,542,605          43,960,008
Contracts in payout (annuitization) period................              --                 --                  --
Retained by AXA Equitable in Separate Account A...........           3,689              3,550              21,422
                                                              ------------        -----------         -----------
Total net assets..........................................    $124,730,229        $45,546,155         $43,981,430
                                                              ============        ===========         ===========
Investments in shares of The Trusts, at cost..............    $141,437,620        $43,240,436         $56,805,786
The Trusts shares held
 Class A..................................................              --                 --                  --
 Class B..................................................      13,923,512          7,989,962           4,980,691

                                                            EQ/LARGE CAP
                                                              CORE PLUS
                                                           --------------
Assets:
Investments in shares of The Trusts, at fair value........  $13,365,335
Receivable for The Trusts shares sold.....................           --
Receivable for policy-related transactions................           --
                                                            -----------
  Total assets............................................   13,365,335
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased...................        7,857
Payable for policy-related transactions...................       15,513
                                                            -----------
  Total liabilities.......................................       23,370
                                                            -----------
Net Assets................................................  $13,341,965
                                                            ===========
Net Assets:
Accumulation Units........................................   13,328,275
Contracts in payout (annuitization) period................           --
Retained by AXA Equitable in Separate Account A...........       13,690
                                                            -----------
Total net assets..........................................  $13,341,965
                                                            ===========
Investments in shares of The Trusts, at cost..............  $15,307,105
The Trusts shares held
 Class A..................................................           --
 Class B..................................................    1,941,443

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                            EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                            GROWTH INDEX    GROWTH PLUS    VALUE INDEX
                                                           -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $115,837,540   $229,125,502   $14,002,284
Receivable for The Trusts shares sold.....................            --             --            --
Receivable for policy-related transactions................        47,480         57,670        22,430
                                                            ------------   ------------   -----------
  Total assets............................................   115,885,020    229,183,172    14,024,714
                                                            ------------   ------------   -----------
Liabilities:
Payable for The Trusts shares purchased...................        47,480         57,670        19,525
Payable for policy-related transactions...................            --             --            --
                                                            ------------   ------------   -----------
  Total liabilities.......................................        47,480         57,670        19,525
                                                            ------------   ------------   -----------
Net Assets................................................  $115,837,540   $229,125,502   $14,005,189
                                                            ============   ============   ===========
Net Assets:
Accumulation Units........................................   115,833,252    229,113,044    14,005,189
Contracts in payout (annuitization) period................            --             --            --
Retained by AXA Equitable in Separate Account A...........         4,288         12,458            --
                                                            ------------   ------------   -----------
Total net assets..........................................  $115,837,540   $229,125,502   $14,005,189
                                                            ============   ============   ===========
Investments in shares of The Trusts, at cost..............  $114,687,584   $215,220,227   $17,370,727
The Trusts shares held
 Class A..................................................            --             --            --
 Class B..................................................    15,555,761     15,702,711     3,014,017

                                                              EQ/LARGE CAP      EQ/LORD ABBETT    EQ/LORD ABBETT
                                                               VALUE PLUS     GROWTH AND INCOME   LARGE CAP CORE
                                                           ----------------- ------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........  $  813,853,872       $14,312,713        $24,211,235
Receivable for The Trusts shares sold.....................              --             3,817                 --
Receivable for policy-related transactions................         232,619                --             27,030
                                                            --------------       -----------        -----------
  Total assets............................................     814,086,491        14,316,530         24,238,265
                                                            --------------       -----------        -----------
Liabilities:
Payable for The Trusts shares purchased...................         258,949                --             27,030
Payable for policy-related transactions...................              --             3,817                 --
                                                            --------------       -----------        -----------
  Total liabilities.......................................         258,949             3,817             27,030
                                                            --------------       -----------        -----------
Net Assets................................................  $  813,827,542       $14,312,713        $24,211,235
                                                            ==============       ===========        ===========
Net Assets:
Accumulation Units........................................     809,884,964        14,309,914         24,206,904
Contracts in payout (annuitization) period................       3,830,767                --                 --
Retained by AXA Equitable in Separate Account A...........         111,811             2,799              4,331
                                                            --------------       -----------        -----------
Total net assets..........................................  $  813,827,542       $14,312,713        $24,211,235
                                                            ==============       ===========        ===========
Investments in shares of The Trusts, at cost..............  $1,171,667,396       $14,458,079        $20,951,166
The Trusts shares held
 Class A..................................................      77,344,089                --                 --
 Class B..................................................      11,658,742         1,618,026          2,271,825

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/MID CAP      EQ/MID CAP       EQ/MONEY
                                                                INDEX         VALUE PLUS        MARKET
                                                           --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $274,329,336    $444,489,859    $140,460,457
Receivable for The Trusts shares sold.....................            --              --         961,475
Receivable for policy-related transactions................       275,423         168,006              --
                                                            ------------    ------------    ------------
  Total assets............................................   274,604,759     444,657,865     141,421,932
                                                            ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       275,423         140,614              --
Payable for policy-related transactions...................            --              --       1,027,583
                                                            ------------    ------------    ------------
  Total liabilities.......................................       275,423         140,614       1,027,583
                                                            ------------    ------------    ------------
Net Assets................................................  $274,329,336    $444,517,251    $140,394,349
                                                            ============    ============    ============
Net Assets:
Accumulation Units........................................   274,328,918     444,470,011     139,451,334
Contracts in payout (annuitization) period................            --              --         824,016
Retained by AXA Equitable in Separate Account A...........           418          47,240         118,999
                                                            ------------    ------------    ------------
Total net assets..........................................  $274,329,336    $444,517,251    $140,394,349
                                                            ============    ============    ============
Investments in shares of The Trusts, at cost..............  $351,110,856    $540,528,159    $140,514,596
The Trusts shares held
 Class A..................................................            --              --      96,382,816
 Class B..................................................    41,241,858      54,146,174      44,025,666

                                                              EQ/MONTAG &     EQ/MUTUAL LARGE   EQ/OPPENHEIMER
                                                            CALDWELL GROWTH      CAP EQUITY         GLOBAL
                                                           ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........    $33,367,844       $29,449,044       $22,290,112
Receivable for The Trusts shares sold.....................             --                --                --
Receivable for policy-related transactions................         48,864            17,757            24,106
                                                              -----------       -----------       -----------
  Total assets............................................     33,416,708        29,466,801        22,314,218
                                                              -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................         48,864            17,757            24,106
Payable for policy-related transactions...................             --                --                --
                                                              -----------       -----------       -----------
  Total liabilities.......................................         48,864            17,757            24,106
                                                              -----------       -----------       -----------
Net Assets................................................    $33,367,844       $29,449,044       $22,290,112
                                                              ===========       ===========       ===========
Net Assets:
Accumulation Units........................................     33,366,076        29,448,099        22,289,078
Contracts in payout (annuitization) period................             --                --                --
Retained by AXA Equitable in Separate Account A...........          1,768               945             1,034
                                                              -----------       -----------       -----------
Total net assets..........................................    $33,367,844       $29,449,044       $22,290,112
                                                              ===========       ===========       ===========
Investments in shares of The Trusts, at cost..............    $29,947,750       $32,588,327       $20,752,733
The Trusts shares held
 Class A..................................................             --                --                --
 Class B..................................................      5,866,010         3,676,102         2,418,957

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                            EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                              SHORT BOND      BOND PLUS     COMPANY INDEX
                                                           --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $147,758,714    $158,808,846    $159,023,055
Receivable for The Trusts shares sold.....................            --              --          58,402
Receivable for policy-related transactions................       127,459          50,256              --
                                                            ------------    ------------    ------------
  Total assets............................................   147,886,173     158,859,102     159,081,457
                                                            ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       127,459          49,489              --
Payable for policy-related transactions...................            --           5,921          58,293
                                                            ------------    ------------    ------------
  Total liabilities.......................................       127,459          55,410          58,293
                                                            ------------    ------------    ------------
Net Assets................................................  $147,758,714    $158,803,692    $159,023,164
                                                            ============    ============    ============
Net Assets:
Accumulation Units........................................   147,752,832     157,955,527     158,989,436
Contracts in payout (annuitization) period................            --         762,213              --
Retained by AXA Equitable in Separate Account A...........         5,882          85,952          33,728
                                                            ------------    ------------    ------------
Total net assets..........................................  $147,758,714    $158,803,692    $159,023,164
                                                            ============    ============    ============
Investments in shares of The Trusts, at cost..............  $152,437,971    $170,556,091    $183,599,161
The Trusts shares held
 Class A..................................................        17,230      13,678,340              --
 Class B..................................................    14,896,978       3,947,618      18,855,160

                                                            EQ/T. ROWE PRICE    EQ/TEMPLETON   EQ/UBS GROWTH
                                                              GROWTH STOCK     GLOBAL EQUITY     AND INCOME
                                                           ------------------ --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........     $96,907,316      $27,977,958     $20,745,622
Receivable for The Trusts shares sold.....................              --           10,033              --
Receivable for policy-related transactions................         119,756               --          81,685
                                                               -----------      -----------     -----------
  Total assets............................................      97,027,072       27,987,991      20,827,307
                                                               -----------      -----------     -----------
Liabilities:
Payable for The Trusts shares purchased...................         119,668               --          81,685
Payable for policy-related transactions...................              --           10,044              --
                                                               -----------      -----------     -----------
  Total liabilities.......................................         119,668           10,044          81,685
                                                               -----------      -----------     -----------
Net Assets................................................     $96,907,404      $27,977,947     $20,745,622
                                                               ===========      ===========     ===========
Net Assets:
Accumulation Units........................................      96,907,404       27,971,886      20,744,928
Contracts in payout (annuitization) period................              --               --              --
Retained by AXA Equitable in Separate Account A...........              --            6,061             694
                                                               -----------      -----------     -----------
Total net assets..........................................     $96,907,404      $27,977,947     $20,745,622
                                                               ===========      ===========     ===========
Investments in shares of The Trusts, at cost..............     $98,673,359      $29,241,431     $21,473,379
The Trusts shares held
 Class A..................................................              --               --              --
 Class B..................................................       5,483,207        3,449,256       3,913,306

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                        EQ/VAN KAMPEN   EQ/VAN KAMPEN      MULTIMANAGER
                                                          COMSTOCK     MID CAP GROWTH   AGGRESSIVE EQUITY
                                                       -------------- ---------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value....  $18,994,433      $84,828,192       $562,001,501
Receivable for The Trusts shares sold.................           --               --                 --
Receivable for policy-related transactions............      128,120          198,311            202,467
                                                        -----------      -----------       ------------
  Total assets........................................   19,122,553       85,026,503        562,203,968
                                                        -----------      -----------       ------------
Liabilities:
Payable for The Trusts shares purchased...............      127,946          198,485            152,175
Payable for policy-related transactions...............           --               --                 --
                                                        -----------      -----------       ------------
  Total liabilities...................................      127,946          198,485            152,175
                                                        -----------      -----------       ------------
Net Assets............................................  $18,994,607      $84,828,018       $562,051,793
                                                        ===========      ===========       ============
Net Assets:
Accumulation Units....................................   18,994,607       84,821,508        560,990,421
Contracts in payout (annuitization) period............           --               --          1,015,843
Retained by AXA Equitable in Separate Account A.......           --            6,510             45,529
                                                        -----------      -----------       ------------
Total net assets......................................  $18,994,607      $84,828,018       $562,051,793
                                                        ===========      ===========       ============
Investments in shares of The Trusts, at cost..........  $18,772,855      $73,185,591       $726,346,628
The Trusts shares held
 Class A..............................................           --               --         23,305,251
 Class B..............................................    2,263,323        6,529,992            770,480

                                                        MULTIMANAGER       MULTIMANAGER           MULTIMANAGER
                                                          CORE BOND    INTERNATIONAL EQUITY   LARGE CAP CORE EQUITY
                                                       -------------- ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value....  $86,991,865         $74,904,781            $15,032,374
Receivable for The Trusts shares sold.................           --                  --                     --
Receivable for policy-related transactions............       25,742              22,524                  9,293
                                                        -----------         -----------            -----------
  Total assets........................................   87,017,607          74,927,305             15,041,667
                                                        -----------         -----------            -----------
Liabilities:
Payable for The Trusts shares purchased...............       25,742              22,524                  9,293
Payable for policy-related transactions...............           --                  --                     --
                                                        -----------         -----------            -----------
  Total liabilities...................................       25,742              22,524                  9,293
                                                        -----------         -----------            -----------
Net Assets............................................  $86,991,865         $74,904,781            $15,032,374
                                                        ===========         ===========            ===========
Net Assets:
Accumulation Units....................................   86,979,611          74,899,915             15,024,220
Contracts in payout (annuitization) period............           --                  --                     --
Retained by AXA Equitable in Separate Account A.......       12,254               4,866                  8,154
                                                        -----------         -----------            -----------
Total net assets......................................  $86,991,865         $74,904,781            $15,032,374
                                                        ===========         ===========            ===========
Investments in shares of The Trusts, at cost..........  $86,083,239         $91,535,444            $17,543,939
The Trusts shares held
 Class A..............................................           --                  --                     --
 Class B..............................................    8,444,741           7,062,586              1,644,190

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                              MULTIMANAGER       MULTIMANAGER
                                                            LARGE CAP GROWTH   LARGE CAP VALUE
                                                           ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value........     $29,871,256       $55,670,745
Receivable for The Trusts shares sold.....................              --            38,334
Receivable for policy-related transactions................          20,776                --
                                                               -----------       -----------
  Total assets............................................      29,892,032        55,709,079
                                                               -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................          20,776                --
Payable for policy-related transactions...................              --            38,334
                                                               -----------       -----------
  Total liabilities.......................................          20,776            38,334
                                                               -----------       -----------
Net Assets................................................     $29,871,256       $55,670,745
                                                               ===========       ===========
Net Assets:
Accumulation Units........................................      29,869,675        55,659,480
Contracts in payout (annuitization) period................              --                --
Retained by AXA Equitable in Separate Account A...........           1,581            11,265
                                                               -----------       -----------
Total net assets..........................................     $29,871,256       $55,670,745
                                                               ===========       ===========
Investments in shares of The Trusts, at cost..............     $34,172,782       $64,433,497
The Trusts shares held
 Class A..................................................              --                --
 Class B..................................................       4,149,003         6,384,661

                                                             MULTIMANAGER     MULTIMANAGER      MULTIMANAGER       MULTIMANAGER
                                                            MID CAP GROWTH   MID CAP VALUE   MULTI-SECTOR BOND   SMALL CAP GROWTH
                                                           ---------------- --------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........    $64,450,106     $60,258,390       $116,012,162       $44,070,473
Receivable for The Trusts shares sold.....................             --              --             99,120                --
Receivable for policy-related transactions................         20,773           7,416                 --            53,712
                                                              -----------     -----------       ------------       -----------
  Total assets............................................     64,470,879      60,265,806        116,111,282        44,124,185
                                                              -----------     -----------       ------------       -----------
Liabilities:
Payable for The Trusts shares purchased...................         20,614           7,416                 --            22,390
Payable for policy-related transactions...................             --              --             96,276                --
                                                              -----------     -----------       ------------       -----------
  Total liabilities.......................................         20,614           7,416             96,276            22,390
                                                              -----------     -----------       ------------       -----------
Net Assets................................................    $64,450,265     $60,258,390       $116,015,006       $44,101,795
                                                              ===========     ===========       ============       ===========
Net Assets:
Accumulation Units........................................     64,442,315      60,246,028        115,500,025        43,863,347
Contracts in payout (annuitization) period................             --              --            468,417                --
Retained by AXA Equitable in Separate Account A...........          7,950          12,362             46,564           238,448
                                                              -----------     -----------       ------------       -----------
Total net assets..........................................    $64,450,265     $60,258,390       $116,015,006       $44,101,795
                                                              ===========     ===========       ============       ===========
Investments in shares of The Trusts, at cost..............    $72,996,315     $63,766,622       $155,522,457       $47,217,643
The Trusts shares held
 Class A..................................................             --              --         23,992,627                --
 Class B..................................................      9,097,931       7,572,626          7,052,827         6,372,820

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                              MULTIMANAGER    MULTIMANAGER
                                                            SMALL CAP VALUE    TECHNOLOGY
                                                           ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........    $119,168,900    $114,358,320
Receivable for The Trusts shares sold.....................              --              --
Receivable for policy-related transactions................           6,803         189,414
                                                              ------------    ------------
  Total assets............................................     119,175,703     114,547,734
                                                              ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................           6,803         189,414
Payable for policy-related transactions...................              --              --
                                                              ------------    ------------
  Total liabilities.......................................           6,803         189,414
                                                              ------------    ------------
Net Assets................................................    $119,168,900    $114,358,320
                                                              ============    ============
Net Assets:
Accumulation Units........................................     119,150,993     114,338,106
Contracts in payout (annuitization) period................              --              --
Retained by AXA Equitable in Separate Account A...........          17,907          20,214
                                                              ------------    ------------
Total net assets..........................................    $119,168,900    $114,358,320
                                                              ============    ============
Investments in shares of The Trusts, at cost..............    $154,287,768    $107,932,171
The Trusts shares held
 Class A..................................................              --              --
 Class B..................................................      13,726,170      10,508,695


                                                            TARGET 2015   TARGET 2025   TARGET 2035   TARGET 2045
                                                             ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION
                                                           ------------- ------------- ------------- -------------
Assets:
Investments in shares of The Trusts, at fair value........  $15,925,832   $20,037,885   $14,883,451   $10,042,723
Receivable for The Trusts shares sold.....................           --            --            --            --
Receivable for policy-related transactions................       36,576        10,908         2,373         7,922
                                                            -----------   -----------   -----------   -----------
  Total assets............................................   15,962,408    20,048,793    14,885,824    10,050,645
                                                            -----------   -----------   -----------   -----------
Liabilities:
Payable for The Trusts shares purchased...................       36,576        10,908         2,373         7,922
Payable for policy-related transactions...................           --            --            --            --
                                                            -----------   -----------   -----------   -----------
  Total liabilities.......................................       36,576        10,908         2,373         7,922
                                                            -----------   -----------   -----------   -----------
Net Assets................................................  $15,925,832   $20,037,885   $14,883,451   $10,042,723
                                                            ===========   ===========   ===========   ===========
Net Assets:
Accumulation Units........................................   15,921,627    20,037,427    14,876,074    10,042,407
Contracts in payout (annuitization) period................           --            --            --            --
Retained by AXA Equitable in Separate Account A...........        4,205           458         7,377           316
                                                            -----------   -----------   -----------   -----------
Total net assets..........................................  $15,925,832   $20,037,885   $14,883,451   $10,042,723
                                                            ===========   ===========   ===========   ===========
Investments in shares of The Trusts, at cost..............  $15,981,708   $20,665,280   $15,066,743   $ 9,826,155
The Trusts shares held
 Class A..................................................           --            --            --            --
 Class B..................................................    1,917,524     2,480,168     1,866,414     1,318,161

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

                          (Continued)



                                            Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
ALL ASSET ALLOCATION....................      0.00%  B               $ 104.89                --
ALL ASSET ALLOCATION....................      0.25%  B               $ 104.81                --
ALL ASSET ALLOCATION....................      0.50%  B               $ 104.73                --
ALL ASSET ALLOCATION....................      0.70%  B               $ 104.67                --
ALL ASSET ALLOCATION....................      0.80%  B               $ 104.64                --
ALL ASSET ALLOCATION....................      0.90%  B               $ 104.60                 1
ALL ASSET ALLOCATION....................      0.95%  B               $ 104.59                --
ALL ASSET ALLOCATION....................      1.00%  B               $ 104.57                --
ALL ASSET ALLOCATION....................      1.10%  B               $ 104.54                --
ALL ASSET ALLOCATION....................      1.20%  B               $ 104.51                 3
ALL ASSET ALLOCATION....................      1.25%  B               $ 104.49                 1
ALL ASSET ALLOCATION....................      1.34%  B               $ 104.46                15
ALL ASSET ALLOCATION....................      1.45%  B               $ 104.43                --

AXA AGGRESSIVE ALLOCATION...............      0.00%  B               $ 128.17                --
AXA AGGRESSIVE ALLOCATION...............      0.25%  B               $ 126.18                --
AXA AGGRESSIVE ALLOCATION...............      0.50%  B               $ 124.22                 2
AXA AGGRESSIVE ALLOCATION...............      0.70%  B               $ 122.66                 3
AXA AGGRESSIVE ALLOCATION...............      0.80%  B               $ 149.16                --
AXA AGGRESSIVE ALLOCATION...............      0.90%  B               $ 121.13                70
AXA AGGRESSIVE ALLOCATION...............      0.95%  B               $ 120.75               164
AXA AGGRESSIVE ALLOCATION...............      1.00%  B               $ 120.37                --
AXA AGGRESSIVE ALLOCATION...............      1.10%  B               $ 119.61                57
AXA AGGRESSIVE ALLOCATION...............      1.20%  B               $ 118.85               240
AXA AGGRESSIVE ALLOCATION...............      1.25%  B               $  73.29                36
AXA AGGRESSIVE ALLOCATION...............      1.30%  B               $  82.62                29
AXA AGGRESSIVE ALLOCATION...............      1.34%  B               $ 117.80             1,646
AXA AGGRESSIVE ALLOCATION...............      1.35%  B               $ 117.73                 7
AXA AGGRESSIVE ALLOCATION...............      1.45%  B               $ 116.99                 1

AXA BALANCED STRATEGY...................      1.10%  A               $ 102.65                 2
AXA BALANCED STRATEGY...................      1.25%  A               $ 102.60                 2
AXA BALANCED STRATEGY...................      1.25%  B               $ 110.45                13
AXA BALANCED STRATEGY...................      1.30%  B               $ 110.42                38

AXA CONSERVATIVE ALLOCATION.............      0.00%  B               $ 122.45                --
AXA CONSERVATIVE ALLOCATION.............      0.25%  B               $ 120.55                --
AXA CONSERVATIVE ALLOCATION.............      0.50%  B               $ 118.67                --
AXA CONSERVATIVE ALLOCATION.............      0.70%  B               $ 117.19                --
AXA CONSERVATIVE ALLOCATION.............      0.80%  B               $ 114.25                --
AXA CONSERVATIVE ALLOCATION.............      0.90%  B               $ 115.72                12
AXA CONSERVATIVE ALLOCATION.............      0.95%  B               $ 115.36                73
AXA CONSERVATIVE ALLOCATION.............      1.00%  B               $ 115.00                --
AXA CONSERVATIVE ALLOCATION.............      1.10%  B               $ 114.27                17
AXA CONSERVATIVE ALLOCATION.............      1.20%  B               $ 113.55               137
AXA CONSERVATIVE ALLOCATION.............      1.25%  B               $  97.99                68
AXA CONSERVATIVE ALLOCATION.............      1.30%  B               $ 100.95                16
AXA CONSERVATIVE ALLOCATION.............      1.34%  B               $ 112.55               378
AXA CONSERVATIVE ALLOCATION.............      1.35%  B               $ 112.48                --
AXA CONSERVATIVE ALLOCATION.............      1.45%  B               $ 111.77                --

AXA CONSERVATIVE GROWTH STRATEGY........      1.25%  B               $ 109.25                 4
AXA CONSERVATIVE GROWTH STRATEGY........      1.30%  B               $ 109.22                 6

AXA CONSERVATIVE STRATEGY...............      1.25%  B               $ 105.46                --
AXA CONSERVATIVE STRATEGY...............      1.30%  B               $ 105.43                 3

AXA CONSERVATIVE-PLUS ALLOCATION........      0.00%  B               $ 122.96                --
AXA CONSERVATIVE-PLUS ALLOCATION........      0.25%  B               $ 121.05                --

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
AXA CONSERVATIVE-PLUS ALLOCATION........      0.50%  B               $ 119.17                 --
AXA CONSERVATIVE-PLUS ALLOCATION........      0.70%  B               $ 117.67                  2
AXA CONSERVATIVE-PLUS ALLOCATION........      0.80%  B               $ 123.27                 --
AXA CONSERVATIVE-PLUS ALLOCATION........      0.90%  B               $ 116.20                 28
AXA CONSERVATIVE-PLUS ALLOCATION........      0.95%  B               $ 115.84                 61
AXA CONSERVATIVE-PLUS ALLOCATION........      1.00%  B               $ 115.47                 --
AXA CONSERVATIVE-PLUS ALLOCATION........      1.10%  B               $ 114.75                 25
AXA CONSERVATIVE-PLUS ALLOCATION........      1.20%  B               $ 114.02                173
AXA CONSERVATIVE-PLUS ALLOCATION........      1.25%  B               $  90.69                 55
AXA CONSERVATIVE-PLUS ALLOCATION........      1.30%  B               $  95.68                 26
AXA CONSERVATIVE-PLUS ALLOCATION........      1.34%  B               $ 113.02                685
AXA CONSERVATIVE-PLUS ALLOCATION........      1.35%  B               $ 112.94                  1
AXA CONSERVATIVE-PLUS ALLOCATION........      1.45%  B               $ 112.23                 --

AXA GROWTH STRATEGY.....................      1.10%  A               $ 103.79                  7
AXA GROWTH STRATEGY.....................      1.25%  A               $ 103.74                  7

AXA MODERATE ALLOCATION.................      0.25%  A               $ 120.35                 --
AXA MODERATE ALLOCATION.................      0.50%  A               $  96.11                 --
AXA MODERATE ALLOCATION.................      0.70%  A               $ 155.35                  8
AXA MODERATE ALLOCATION.................      0.90%  A               $ 185.70                113
AXA MODERATE ALLOCATION.................      1.00%  A               $ 194.37                 --
AXA MODERATE ALLOCATION.................      1.20%  A               $ 164.76                 62
AXA MODERATE ALLOCATION.................      1.35%  A               $ 193.89              1,369
AXA MODERATE ALLOCATION.................      1.35%  A               $ 195.12                 46
AXA MODERATE ALLOCATION.................      1.45%  A               $ 124.54                  4
AXA MODERATE ALLOCATION.................      1.75%  A               $  58.09             17,262
AXA MODERATE ALLOCATION.................      0.25%  B               $ 114.11                 --
AXA MODERATE ALLOCATION.................      0.50%  B               $ 111.49                  3
AXA MODERATE ALLOCATION.................      0.70%  B               $ 119.94                 15
AXA MODERATE ALLOCATION.................      0.80%  B               $ 128.11                 --
AXA MODERATE ALLOCATION.................      0.90%  B               $ 116.47                 15
AXA MODERATE ALLOCATION.................      0.90%  B               $ 130.72                 19
AXA MODERATE ALLOCATION.................      0.95%  B               $ 116.86                300
AXA MODERATE ALLOCATION.................      1.00%  B               $ 129.13                 --
AXA MODERATE ALLOCATION.................      1.10%  B               $ 115.04                 97
AXA MODERATE ALLOCATION.................      1.20%  B               $ 124.58                826
AXA MODERATE ALLOCATION.................      1.25%  B               $  85.64                164
AXA MODERATE ALLOCATION.................      1.30%  B               $  92.97                146

AXA MODERATE-PLUS ALLOCATION............      0.00%  B               $ 130.81                 --
AXA MODERATE-PLUS ALLOCATION............      0.25%  B               $ 128.78                 --
AXA MODERATE-PLUS ALLOCATION............      0.50%  B               $ 126.77                  5
AXA MODERATE-PLUS ALLOCATION............      0.70%  B               $ 125.19                  6
AXA MODERATE-PLUS ALLOCATION............      0.80%  B               $ 138.21                 --
AXA MODERATE-PLUS ALLOCATION............      0.90%  B               $ 123.62                160
AXA MODERATE-PLUS ALLOCATION............      0.95%  B               $ 123.23                440
AXA MODERATE-PLUS ALLOCATION............      1.00%  B               $ 122.85                 --
AXA MODERATE-PLUS ALLOCATION............      1.10%  B               $ 122.07                139
AXA MODERATE-PLUS ALLOCATION............      1.20%  B               $ 121.30                652
AXA MODERATE-PLUS ALLOCATION............      1.25%  B               $  80.22                109
AXA MODERATE-PLUS ALLOCATION............      1.30%  B               $  88.27                176
AXA MODERATE-PLUS ALLOCATION............      1.34%  B               $ 120.23              3,923
AXA MODERATE-PLUS ALLOCATION............      1.35%  B               $ 120.15                 11
AXA MODERATE-PLUS ALLOCATION............      1.45%  B               $ 119.39                  1

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                Contract
                                                charges   Share Class   Unit Value   Units Outstanding (000s)
                                               --------- ------------- ------------ -------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.25%  A               $ 134.13                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.50%  A               $  73.60                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.70%  A               $ 115.64                 5
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.90%  A               $ 123.91                45
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.00%  A               $ 126.76                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.20%  A               $ 108.95                31
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.34%  A               $ 121.08             3,660
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.35%  A               $ 120.90                49
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.45%  A               $  94.48                 4
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.25%  B               $  99.03                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.50%  B               $  96.76                 2
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.70%  B               $  99.70                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.80%  B               $ 162.82                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.90%  B               $ 101.19                10
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.95%  B               $  97.14               213
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.00%  B               $ 147.85                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.10%  B               $  95.63                11
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.20%  B               $  94.40               384
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.25%  B               $  58.87                39
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.30%  B               $  71.20                17

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.25%  A               $ 144.85                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.50%  A               $  90.30                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.70%  A               $ 133.00                 3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.90%  A               $ 166.93                11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.00%  A               $ 164.81                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.20%  A               $ 160.64                 9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.34%  A               $ 157.78             1,367
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.35%  A               $ 157.57                11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.45%  A               $ 114.27                 2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.25%  B               $  88.85                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.50%  B               $  86.81                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.70%  B               $ 143.59                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.80%  B               $ 158.66                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.90%  B               $ 118.65                 4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.95%  B               $ 139.89                96
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.00%  B               $ 151.85                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.10%  B               $ 137.72                 3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.20%  B               $ 114.32               181
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.25%  B               $  72.69                10
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.30%  B               $  87.36                 7

EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.00%  B               $  81.05                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.00%  B               $  84.79                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.25%  B               $  84.09                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.50%  B               $  83.39                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.70%  B               $  82.84                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.80%  B               $ 170.98                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.90%  B               $  82.29                 2
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.95%  B               $  82.15                 6
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.00%  B               $  82.01                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.10%  B               $  81.74                 3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.20%  B               $  81.46                15
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.25%  B               $  68.08                 3

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                               Contract
                                               charges   Share Class   Unit Value   Units Outstanding (000s)
                                              --------- ------------- ------------ -------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.......      1.30%  B              $  77.48                  1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.......      1.34%  B              $  81.08                114
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.......      1.45%  B              $  80.78                 --

EQ/BLACKROCK BASIC VALUE EQUITY............      0.25%  B              $ 132.53                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      0.50%  B              $ 129.48                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      0.70%  B              $ 161.67                  4
EQ/BLACKROCK BASIC VALUE EQUITY............      0.80%  B              $ 151.80                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      0.90%  B              $ 154.34                  4
EQ/BLACKROCK BASIC VALUE EQUITY............      0.90%  B              $ 157.97                 22
EQ/BLACKROCK BASIC VALUE EQUITY............      0.95%  B              $ 131.22                133
EQ/BLACKROCK BASIC VALUE EQUITY............      1.00%  B              $ 156.16                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      1.10%  B              $ 154.36                 13
EQ/BLACKROCK BASIC VALUE EQUITY............      1.20%  B              $ 151.42                251
EQ/BLACKROCK BASIC VALUE EQUITY............      1.20%  B              $ 152.57                 14
EQ/BLACKROCK BASIC VALUE EQUITY............      1.25%  B              $  73.91                 61
EQ/BLACKROCK BASIC VALUE EQUITY............      1.30%  B              $  83.84                  7
EQ/BLACKROCK BASIC VALUE EQUITY............      1.34%  B              $ 194.39              1,328
EQ/BLACKROCK BASIC VALUE EQUITY............      1.35%  B              $ 149.93                  7
EQ/BLACKROCK BASIC VALUE EQUITY............      1.45%  B              $ 147.09                  1

EQ/BLACKROCK INTERNATIONAL VALUE...........      0.25%  B              $ 109.66                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.50%  B              $ 107.14                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.70%  B              $ 130.43                 22
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.80%  B              $ 163.77                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.90%  B              $ 127.74                 36
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.95%  B              $ 127.07                136
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.00%  B              $ 126.41                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.10%  B              $ 125.09                  8
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.20%  B              $ 123.78                175
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.25%  B              $  71.27                 23
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.30%  B              $  82.38                  8
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.34%  B              $ 121.98              1,655
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.35%  B              $ 121.85                 10
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.45%  B              $ 132.01                  1

EQ/BOSTON ADVISORS EQUITY INCOME...........      0.00%  B              $ 103.43                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.25%  B              $ 102.09                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.50%  B              $ 100.76                  1
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.70%  B              $  99.70                  1
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.80%  B              $ 145.23                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.90%  B              $  98.66                  8
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.95%  B              $  98.40                 40
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.00%  B              $  98.14                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.10%  B              $  97.62                  5
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.20%  B              $  97.11                 68
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.25%  B              $  69.71                  8
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.30%  B              $  78.71                  7
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.34%  B              $  96.39                385
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.35%  B              $  96.34                  1
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.45%  B              $  95.83                 --

EQ/CALVERT SOCIALLY RESPONSIBLE............      0.25%  B              $  68.95                 --
EQ/CALVERT SOCIALLY RESPONSIBLE............      0.50%  B              $  67.36                 --
EQ/CALVERT SOCIALLY RESPONSIBLE............      0.70%  B              $  74.66                  2
EQ/CALVERT SOCIALLY RESPONSIBLE............      0.80%  B              $ 146.29                 --

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                           Contract
                                           charges   Share Class   Unit Value   Units Outstanding (000s)
                                          --------- ------------- ------------ -------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE........      0.90%  B              $  73.12                  4
EQ/CALVERT SOCIALLY RESPONSIBLE........      0.95%  B              $  93.26                  4
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.00%  B              $  72.36                 --
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.10%  B              $  71.60                  1
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.20%  B              $  70.85                 15
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.25%  B              $  71.04                  1
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.30%  B              $  78.30                 --
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.34%  B              $  69.81                240
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.35%  B              $  69.74                 --
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.45%  B              $  89.44                 --

EQ/CAPITAL GUARDIAN GROWTH.............      0.25%  B              $  58.69                 --
EQ/CAPITAL GUARDIAN GROWTH.............      0.50%  B              $  57.26                 --
EQ/CAPITAL GUARDIAN GROWTH.............      0.70%  B              $  64.90                  1
EQ/CAPITAL GUARDIAN GROWTH.............      0.80%  B              $ 149.32                 --
EQ/CAPITAL GUARDIAN GROWTH.............      0.90%  B              $  63.56                  7
EQ/CAPITAL GUARDIAN GROWTH.............      0.95%  B              $  63.23                 20
EQ/CAPITAL GUARDIAN GROWTH.............      1.00%  B              $  62.90                 --
EQ/CAPITAL GUARDIAN GROWTH.............      1.10%  B              $  62.24                  3
EQ/CAPITAL GUARDIAN GROWTH.............      1.20%  B              $  61.59                 39
EQ/CAPITAL GUARDIAN GROWTH.............      1.25%  B              $  75.30                  1
EQ/CAPITAL GUARDIAN GROWTH.............      1.30%  B              $  82.04                 --
EQ/CAPITAL GUARDIAN GROWTH.............      1.34%  B              $  60.69                212
EQ/CAPITAL GUARDIAN GROWTH.............      1.35%  B              $  60.63                 --
EQ/CAPITAL GUARDIAN GROWTH.............      1.45%  B              $  80.66                 --

EQ/CAPITAL GUARDIAN RESEARCH...........      0.00%  B              $ 117.23                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.25%  B              $ 101.97                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.50%  B              $  99.62                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.70%  B              $ 108.99                  2
EQ/CAPITAL GUARDIAN RESEARCH...........      0.80%  B              $ 152.88                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.90%  B              $ 106.74                 24
EQ/CAPITAL GUARDIAN RESEARCH...........      0.95%  B              $ 106.19                 70
EQ/CAPITAL GUARDIAN RESEARCH...........      1.00%  B              $ 105.63                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      1.10%  B              $ 104.53                  1
EQ/CAPITAL GUARDIAN RESEARCH...........      1.20%  B              $ 103.44                277
EQ/CAPITAL GUARDIAN RESEARCH...........      1.25%  B              $  72.65                 34
EQ/CAPITAL GUARDIAN RESEARCH...........      1.30%  B              $  79.37                  1
EQ/CAPITAL GUARDIAN RESEARCH...........      1.34%  B              $ 101.93              1,168
EQ/CAPITAL GUARDIAN RESEARCH...........      1.35%  B              $ 101.82                  5
EQ/CAPITAL GUARDIAN RESEARCH...........      1.45%  B              $ 100.76                  2

EQ/COMMON STOCK INDEX..................      0.25%  A              $ 134.77                 --
EQ/COMMON STOCK INDEX..................      0.50%  A              $  77.16                  1
EQ/COMMON STOCK INDEX..................      0.70%  A              $ 117.35                 20
EQ/COMMON STOCK INDEX..................      0.90%  A              $ 165.98                 62
EQ/COMMON STOCK INDEX..................      1.00%  A              $ 177.90                 --
EQ/COMMON STOCK INDEX..................      1.00%  A              $ 371.69                 80
EQ/COMMON STOCK INDEX..................      1.00%  A              $ 402.62                 28
EQ/COMMON STOCK INDEX..................      1.20%  A              $ 136.48                 31
EQ/COMMON STOCK INDEX..................      1.35%  A              $ 209.74              1,725
EQ/COMMON STOCK INDEX..................      1.35%  A              $ 219.15                 56
EQ/COMMON STOCK INDEX..................      1.45%  A              $  84.37                 23
EQ/COMMON STOCK INDEX..................      1.75%  A              $ 271.80              5,706
EQ/COMMON STOCK INDEX..................      0.25%  B              $  76.81                 --

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/COMMON STOCK INDEX............      0.50%  B              $  75.05                 --
EQ/COMMON STOCK INDEX............      0.70%  B              $  77.72                  5
EQ/COMMON STOCK INDEX............      0.80%  B              $ 151.84                 --
EQ/COMMON STOCK INDEX............      0.90%  B              $  79.72                 23
EQ/COMMON STOCK INDEX............      0.90%  B              $  89.22                  8
EQ/COMMON STOCK INDEX............      0.95%  B              $  75.72                314
EQ/COMMON STOCK INDEX............      1.00%  B              $ 130.38                 --
EQ/COMMON STOCK INDEX............      1.10%  B              $  74.54                  8
EQ/COMMON STOCK INDEX............      1.20%  B              $  84.41                781
EQ/COMMON STOCK INDEX............      1.25%  B              $  66.85                 28
EQ/COMMON STOCK INDEX............      1.30%  B              $  74.64                 22

EQ/CORE BOND INDEX...............      0.25%  B              $ 117.44                 --
EQ/CORE BOND INDEX...............      0.50%  B              $ 115.08                 --
EQ/CORE BOND INDEX...............      0.70%  B              $ 113.23                  6
EQ/CORE BOND INDEX...............      0.80%  B              $ 104.89                 --
EQ/CORE BOND INDEX...............      0.90%  B              $ 111.40                 13
EQ/CORE BOND INDEX...............      0.95%  B              $ 110.95                177
EQ/CORE BOND INDEX...............      1.00%  B              $ 110.50                 --
EQ/CORE BOND INDEX...............      1.10%  B              $ 109.60                  8
EQ/CORE BOND INDEX...............      1.20%  B              $ 108.70                139
EQ/CORE BOND INDEX...............      1.25%  B              $  93.17                 16
EQ/CORE BOND INDEX...............      1.30%  B              $  93.34                  5
EQ/CORE BOND INDEX...............      1.34%  B              $ 107.47                799
EQ/CORE BOND INDEX...............      1.35%  B              $ 107.38                 --
EQ/CORE BOND INDEX...............      1.45%  B              $ 106.50                 --

EQ/DAVIS NEW YORK VENTURE........      0.00%  B              $  78.85                 --
EQ/DAVIS NEW YORK VENTURE........      0.00%  B              $  87.13                  2
EQ/DAVIS NEW YORK VENTURE........      0.25%  B              $ 126.18                 --
EQ/DAVIS NEW YORK VENTURE........      0.25%  B              $ 138.93                 --
EQ/DAVIS NEW YORK VENTURE........      0.50%  B              $  77.82                 --
EQ/DAVIS NEW YORK VENTURE........      0.70%  B              $  77.40                 --
EQ/DAVIS NEW YORK VENTURE........      0.80%  B              $ 156.79                 --
EQ/DAVIS NEW YORK VENTURE........      0.90%  B              $  77.00                  6
EQ/DAVIS NEW YORK VENTURE........      0.90%  B              $  88.46                 --
EQ/DAVIS NEW YORK VENTURE........      0.95%  B              $  76.89                 28
EQ/DAVIS NEW YORK VENTURE........      1.00%  B              $  88.16                 --
EQ/DAVIS NEW YORK VENTURE........      1.00%  B              $ 156.54                 --
EQ/DAVIS NEW YORK VENTURE........      1.10%  B              $  83.63                  8
EQ/DAVIS NEW YORK VENTURE........      1.20%  B              $  76.38                 36
EQ/DAVIS NEW YORK VENTURE........      1.25%  B              $  75.46                  8
EQ/DAVIS NEW YORK VENTURE........      1.30%  B              $  76.29                  2
EQ/DAVIS NEW YORK VENTURE........      1.34%  B              $  76.10                191
EQ/DAVIS NEW YORK VENTURE........      1.34%  B              $  87.16                 --
EQ/DAVIS NEW YORK VENTURE........      1.45%  B              $  75.88                 --

EQ/EQUITY 500 INDEX..............      0.25%  A              $ 131.81                 --
EQ/EQUITY 500 INDEX..............      0.50%  A              $  84.82                 --
EQ/EQUITY 500 INDEX..............      0.70%  A              $ 129.53                 11
EQ/EQUITY 500 INDEX..............      0.90%  A              $ 183.42                 42
EQ/EQUITY 500 INDEX..............      1.00%  A              $ 205.58                 --
EQ/EQUITY 500 INDEX..............      1.20%  A              $ 151.14                 45
EQ/EQUITY 500 INDEX..............      1.34%  A              $ 248.75              2,527
EQ/EQUITY 500 INDEX..............      1.35%  A              $ 248.35                 26

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/EQUITY 500 INDEX..............      1.45%  A              $  93.93                  9
EQ/EQUITY 500 INDEX..............      0.25%  B              $  86.26                 --
EQ/EQUITY 500 INDEX..............      0.50%  B              $  84.28                 --
EQ/EQUITY 500 INDEX..............      0.70%  B              $  85.37                 19
EQ/EQUITY 500 INDEX..............      0.80%  B              $ 149.43                 --
EQ/EQUITY 500 INDEX..............      0.90%  B              $  98.92                 12
EQ/EQUITY 500 INDEX..............      0.95%  B              $  83.17                180
EQ/EQUITY 500 INDEX..............      1.00%  B              $ 126.06                 --
EQ/EQUITY 500 INDEX..............      1.10%  B              $  81.88                 21
EQ/EQUITY 500 INDEX..............      1.20%  B              $  93.97                572
EQ/EQUITY 500 INDEX..............      1.25%  B              $  73.10                 77
EQ/EQUITY 500 INDEX..............      1.30%  B              $  82.05                 10

EQ/EQUITY GROWTH PLUS............      0.25%  B              $ 140.50                 --
EQ/EQUITY GROWTH PLUS............      0.50%  B              $ 137.63                  1
EQ/EQUITY GROWTH PLUS............      0.70%  B              $ 135.36                  6
EQ/EQUITY GROWTH PLUS............      0.80%  B              $ 147.19                 --
EQ/EQUITY GROWTH PLUS............      0.90%  B              $ 133.13                 41
EQ/EQUITY GROWTH PLUS............      0.95%  B              $ 132.58                198
EQ/EQUITY GROWTH PLUS............      1.00%  B              $ 132.03                 --
EQ/EQUITY GROWTH PLUS............      1.10%  B              $ 130.93                 15
EQ/EQUITY GROWTH PLUS............      1.20%  B              $ 129.84                315
EQ/EQUITY GROWTH PLUS............      1.25%  B              $  80.42                 34
EQ/EQUITY GROWTH PLUS............      1.30%  B              $  87.94                 13
EQ/EQUITY GROWTH PLUS............      1.34%  B              $ 128.33              2,138
EQ/EQUITY GROWTH PLUS............      1.35%  B              $ 128.22                  3
EQ/EQUITY GROWTH PLUS............      1.45%  B              $ 127.16                  1

EQ/EVERGREEN OMEGA...............      0.25%  B              $ 103.09                 --
EQ/EVERGREEN OMEGA...............      0.50%  B              $ 100.72                 --
EQ/EVERGREEN OMEGA...............      0.70%  B              $ 102.07                  3
EQ/EVERGREEN OMEGA...............      0.80%  B              $ 152.54                 --
EQ/EVERGREEN OMEGA...............      0.90%  B              $  99.96                  3
EQ/EVERGREEN OMEGA...............      0.95%  B              $  99.44                 40
EQ/EVERGREEN OMEGA...............      1.00%  B              $  98.92                 --
EQ/EVERGREEN OMEGA...............      1.10%  B              $  97.89                 10
EQ/EVERGREEN OMEGA...............      1.20%  B              $  96.86                 60
EQ/EVERGREEN OMEGA...............      1.25%  B              $  98.37                 13
EQ/EVERGREEN OMEGA...............      1.30%  B              $ 112.70                  1
EQ/EVERGREEN OMEGA...............      1.34%  B              $  95.45                354
EQ/EVERGREEN OMEGA...............      1.35%  B              $  95.35                 --
EQ/EVERGREEN OMEGA...............      1.45%  B              $  94.35                 --

EQ/FRANKLIN CORE BALANCED........      0.00%  B              $  95.14                 --
EQ/FRANKLIN CORE BALANCED........      0.25%  B              $  94.36                 --
EQ/FRANKLIN CORE BALANCED........      0.50%  B              $  93.57                 --
EQ/FRANKLIN CORE BALANCED........      0.70%  B              $  92.95                  2
EQ/FRANKLIN CORE BALANCED........      0.80%  B              $ 142.97                 --
EQ/FRANKLIN CORE BALANCED........      0.90%  B              $  92.33                  8
EQ/FRANKLIN CORE BALANCED........      0.95%  B              $  92.18                 68
EQ/FRANKLIN CORE BALANCED........      1.00%  B              $  92.03                 --
EQ/FRANKLIN CORE BALANCED........      1.10%  B              $  91.72                  7
EQ/FRANKLIN CORE BALANCED........      1.20%  B              $  91.41                120
EQ/FRANKLIN CORE BALANCED........      1.25%  B              $  84.02                 13
EQ/FRANKLIN CORE BALANCED........      1.30%  B              $  89.72                 17

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                             Contract
                                             charges   Share Class   Unit Value   Units Outstanding (000s)
                                            --------- ------------- ------------ -------------------------
EQ/FRANKLIN CORE BALANCED................      1.34%  B              $  90.98                615
EQ/FRANKLIN CORE BALANCED................      1.35%  B              $  90.95                 --
EQ/FRANKLIN CORE BALANCED................      1.45%  B              $  90.65                 --

EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.00%  B              $  77.81                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.25%  B              $ 133.67                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.50%  B              $  76.79                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.70%  B              $  76.39                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.80%  B              $ 146.85                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.90%  B              $  75.98                  6
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.95%  B              $  75.88                 47
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.00%  B              $ 146.61                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.10%  B              $  84.97                 10
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.20%  B              $  75.38                 86
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.25%  B              $  74.62                  7
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.30%  B              $  75.29                 17
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.34%  B              $  75.10                389
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.45%  B              $  74.88                 --

EQ/GAMCO MERGERS AND ACQUISITIONS........      0.00%  B              $ 123.62                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.25%  B              $ 122.18                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.50%  B              $ 120.76                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.70%  B              $ 119.63                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.80%  B              $ 122.34                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.90%  B              $ 118.51                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.95%  B              $ 118.23                 17
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.00%  B              $ 117.96                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.10%  B              $ 117.40                  3
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.20%  B              $ 116.85                 17
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.25%  B              $  93.71                  4
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.30%  B              $ 102.25                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.34%  B              $ 116.03                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.34%  B              $ 116.08                 75
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.35%  B              $ 116.02                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.45%  B              $ 115.47                 --

EQ/GAMCO SMALL COMPANY VALUE.............      0.00%  B              $ 150.93                 --
EQ/GAMCO SMALL COMPANY VALUE.............      0.25%  B              $ 148.97                 --
EQ/GAMCO SMALL COMPANY VALUE.............      0.50%  B              $ 147.03                  1
EQ/GAMCO SMALL COMPANY VALUE.............      0.70%  B              $ 145.49                  4
EQ/GAMCO SMALL COMPANY VALUE.............      0.80%  B              $ 170.87                 --
EQ/GAMCO SMALL COMPANY VALUE.............      0.90%  B              $ 143.97                 18
EQ/GAMCO SMALL COMPANY VALUE.............      0.95%  B              $ 143.59                 83
EQ/GAMCO SMALL COMPANY VALUE.............      1.00%  B              $ 143.21                 --
EQ/GAMCO SMALL COMPANY VALUE.............      1.10%  B              $ 142.46                 16
EQ/GAMCO SMALL COMPANY VALUE.............      1.20%  B              $ 141.70                181
EQ/GAMCO SMALL COMPANY VALUE.............      1.25%  B              $  90.41                 46
EQ/GAMCO SMALL COMPANY VALUE.............      1.30%  B              $ 107.09                 14
EQ/GAMCO SMALL COMPANY VALUE.............      1.34%  B              $ 140.66              1,108
EQ/GAMCO SMALL COMPANY VALUE.............      1.35%  B              $ 140.59                  2
EQ/GAMCO SMALL COMPANY VALUE.............      1.45%  B              $ 139.84                  1

EQ/GLOBAL BOND PLUS......................      0.00%  B              $ 120.05                 --
EQ/GLOBAL BOND PLUS......................      0.25%  B              $ 118.78                 --
EQ/GLOBAL BOND PLUS......................      0.50%  B              $ 117.53                 --
EQ/GLOBAL BOND PLUS......................      0.70%  B              $ 116.53                  1

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                Contract
                                                charges   Share Class   Unit Value   Units Outstanding (000s)
                                               --------- ------------- ------------ -------------------------
EQ/GLOBAL BOND PLUS.........................      0.80%  B               $ 108.45                --
EQ/GLOBAL BOND PLUS.........................      0.90%  B               $ 115.54                 7
EQ/GLOBAL BOND PLUS.........................      0.95%  B               $ 115.29                67
EQ/GLOBAL BOND PLUS.........................      1.00%  B               $ 115.05                --
EQ/GLOBAL BOND PLUS.........................      1.10%  B               $ 114.55                13
EQ/GLOBAL BOND PLUS.........................      1.20%  B               $ 114.06                76
EQ/GLOBAL BOND PLUS.........................      1.25%  B               $ 114.50                25
EQ/GLOBAL BOND PLUS.........................      1.30%  B               $ 116.18                 3
EQ/GLOBAL BOND PLUS.........................      1.34%  B               $ 113.38               315
EQ/GLOBAL BOND PLUS.........................      1.35%  B               $ 113.33                --
EQ/GLOBAL BOND PLUS.........................      1.45%  B               $ 112.85                --

EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.25%  B               $ 222.63                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.50%  B               $ 217.50                 1
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.70%  B               $ 163.68                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.70%  B               $ 267.50                 6
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.80%  B               $ 165.92                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.90%  B               $ 162.05                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.90%  B               $ 261.39                13
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.90%  B               $ 310.04                 3
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.95%  B               $ 229.15               107
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.00%  B               $ 258.39                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.10%  B               $ 255.40                 9
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.20%  B               $ 238.40               167
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.20%  B               $ 252.45                40
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.25%  B               $  72.17                52
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.30%  B               $  98.90                 8
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.34%  B               $ 164.68             1,935
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.35%  B               $ 248.08                 7
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.45%  B               $ 231.58                 1
EQ/GLOBAL MULTI-SECTOR EQUITY...............      2.75%  B               $ 151.37                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      2.75%  B               $ 267.70                21

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.25%  A               $  97.73                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.50%  A               $ 107.84                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.70%  A               $ 153.88                 1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.90%  A               $ 165.19                 3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.00%  A               $  86.49                30
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.00%  A               $ 165.25                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.20%  A               $ 151.16                 2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.34%  A               $ 167.97               438
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.35%  A               $ 161.84                 6
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.45%  A               $ 135.54                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.25%  B               $ 139.72                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.50%  B               $ 136.52                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.70%  B               $ 140.52                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.80%  B               $  99.52                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.90%  B               $ 140.25                 2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.95%  B               $ 136.90                74
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.00%  B               $ 110.69                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.10%  B               $ 134.77                 5
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.20%  B               $ 135.57                89
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.25%  B               $ 103.82                16
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.30%  B               $ 104.32                 3

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                           Contract
                                           charges   Share Class   Unit Value   Units Outstanding (000s)
                                          --------- ------------- ------------ -------------------------
EQ/INTERNATIONAL CORE PLUS.............      0.25%  B               $ 110.26               --
EQ/INTERNATIONAL CORE PLUS.............      0.50%  B               $ 107.72                1
EQ/INTERNATIONAL CORE PLUS.............      0.70%  B               $ 119.10                2
EQ/INTERNATIONAL CORE PLUS.............      0.80%  B               $ 162.64               --
EQ/INTERNATIONAL CORE PLUS.............      0.90%  B               $ 116.64               10
EQ/INTERNATIONAL CORE PLUS.............      0.95%  B               $ 142.55               59
EQ/INTERNATIONAL CORE PLUS.............      1.00%  B               $ 115.43               --
EQ/INTERNATIONAL CORE PLUS.............      1.10%  B               $ 114.22               12
EQ/INTERNATIONAL CORE PLUS.............      1.20%  B               $ 113.03              168
EQ/INTERNATIONAL CORE PLUS.............      1.25%  B               $  74.24               57
EQ/INTERNATIONAL CORE PLUS.............      1.30%  B               $  86.11                4
EQ/INTERNATIONAL CORE PLUS.............      1.34%  B               $ 111.38              806
EQ/INTERNATIONAL CORE PLUS.............      1.35%  B               $ 111.26                1
EQ/INTERNATIONAL CORE PLUS.............      1.45%  B               $ 136.84               --

EQ/INTERNATIONAL GROWTH................      0.00%  B               $ 138.85               --
EQ/INTERNATIONAL GROWTH................      0.25%  B               $ 137.23               --
EQ/INTERNATIONAL GROWTH................      0.50%  B               $ 135.64               --
EQ/INTERNATIONAL GROWTH................      0.70%  B               $ 134.37                1
EQ/INTERNATIONAL GROWTH................      0.80%  B               $ 161.43               --
EQ/INTERNATIONAL GROWTH................      0.90%  B               $ 133.11                5
EQ/INTERNATIONAL GROWTH................      0.95%  B               $ 132.80               29
EQ/INTERNATIONAL GROWTH................      1.00%  B               $ 132.49               --
EQ/INTERNATIONAL GROWTH................      1.10%  B               $ 131.86                5
EQ/INTERNATIONAL GROWTH................      1.20%  B               $ 131.24               42
EQ/INTERNATIONAL GROWTH................      1.25%  B               $  81.17               12
EQ/INTERNATIONAL GROWTH................      1.30%  B               $  96.94                2
EQ/INTERNATIONAL GROWTH................      1.34%  B               $ 130.32                9
EQ/INTERNATIONAL GROWTH................      1.34%  B               $ 130.37              248
EQ/INTERNATIONAL GROWTH................      1.35%  B               $ 130.31               --
EQ/INTERNATIONAL GROWTH................      1.45%  B               $ 129.70               --

EQ/JPMORGAN VALUE OPPORTUNITIES........      0.25%  B               $ 106.84               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.50%  B               $ 104.38               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.70%  B               $ 103.78                1
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.80%  B               $ 157.97               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.90%  B               $ 100.30                1
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.90%  B               $ 101.41                6
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.95%  B               $  93.71               16
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.00%  B               $ 100.24               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.10%  B               $  99.09                2
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.20%  B               $  96.91               25
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.20%  B               $  97.94                6
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.25%  B               $  70.01                4
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.30%  B               $  78.88                1
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.34%  B               $ 121.58              308
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.35%  B               $  96.25                5
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.45%  B               $  94.13                1

EQ/LARGE CAP CORE PLUS.................      0.25%  B               $  85.69               --
EQ/LARGE CAP CORE PLUS.................      0.50%  B               $  83.72               --
EQ/LARGE CAP CORE PLUS.................      0.70%  B               $  87.12               --
EQ/LARGE CAP CORE PLUS.................      0.80%  B               $ 148.56               --
EQ/LARGE CAP CORE PLUS.................      0.90%  B               $  85.32                3
EQ/LARGE CAP CORE PLUS.................      0.95%  B               $  84.87               10

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/LARGE CAP CORE PLUS...........      1.00%  B              $  84.43                 --
EQ/LARGE CAP CORE PLUS...........      1.10%  B              $  83.55                  1
EQ/LARGE CAP CORE PLUS...........      1.20%  B              $  82.67                 22
EQ/LARGE CAP CORE PLUS...........      1.25%  B              $  74.07                  3
EQ/LARGE CAP CORE PLUS...........      1.30%  B              $  81.05                 --
EQ/LARGE CAP CORE PLUS...........      1.34%  B              $  81.47                124
EQ/LARGE CAP CORE PLUS...........      1.35%  B              $  81.38                 --
EQ/LARGE CAP CORE PLUS...........      1.45%  B              $  80.53                 --

EQ/LARGE CAP GROWTH INDEX........      0.25%  B              $  66.00                 --
EQ/LARGE CAP GROWTH INDEX........      0.50%  B              $  64.48                  1
EQ/LARGE CAP GROWTH INDEX........      0.70%  B              $  70.14                  1
EQ/LARGE CAP GROWTH INDEX........      0.80%  B              $ 150.10                 --
EQ/LARGE CAP GROWTH INDEX........      0.90%  B              $  68.69                 11
EQ/LARGE CAP GROWTH INDEX........      0.95%  B              $  68.33                117
EQ/LARGE CAP GROWTH INDEX........      1.00%  B              $  67.98                 --
EQ/LARGE CAP GROWTH INDEX........      1.10%  B              $  67.27                  5
EQ/LARGE CAP GROWTH INDEX........      1.20%  B              $  66.57                188
EQ/LARGE CAP GROWTH INDEX........      1.25%  B              $  88.13                  7
EQ/LARGE CAP GROWTH INDEX........      1.30%  B              $  98.09                  1
EQ/LARGE CAP GROWTH INDEX........      1.34%  B              $  65.60              1,420
EQ/LARGE CAP GROWTH INDEX........      1.35%  B              $  65.53                  3
EQ/LARGE CAP GROWTH INDEX........      1.45%  B              $  64.84                  1

EQ/LARGE CAP GROWTH PLUS.........      0.25%  B              $  58.62                 --
EQ/LARGE CAP GROWTH PLUS.........      0.50%  B              $  57.27                  1
EQ/LARGE CAP GROWTH PLUS.........      0.70%  B              $ 100.65                  3
EQ/LARGE CAP GROWTH PLUS.........      0.80%  B              $ 149.84                 --
EQ/LARGE CAP GROWTH PLUS.........      0.90%  B              $  88.06                  3
EQ/LARGE CAP GROWTH PLUS.........      0.90%  B              $  98.35                 23
EQ/LARGE CAP GROWTH PLUS.........      0.95%  B              $  83.04                 85
EQ/LARGE CAP GROWTH PLUS.........      1.00%  B              $  97.22                 --
EQ/LARGE CAP GROWTH PLUS.........      1.10%  B              $  96.10                  2
EQ/LARGE CAP GROWTH PLUS.........      1.20%  B              $  91.21                147
EQ/LARGE CAP GROWTH PLUS.........      1.20%  B              $  94.98                  3
EQ/LARGE CAP GROWTH PLUS.........      1.25%  B              $  83.73                  3
EQ/LARGE CAP GROWTH PLUS.........      1.30%  B              $  96.43                  2
EQ/LARGE CAP GROWTH PLUS.........      1.34%  B              $ 139.68              1,451
EQ/LARGE CAP GROWTH PLUS.........      1.35%  B              $  93.34                 16
EQ/LARGE CAP GROWTH PLUS.........      1.45%  B              $  88.60                  7

EQ/LARGE CAP VALUE INDEX.........      0.00%  B              $  55.34                 --
EQ/LARGE CAP VALUE INDEX.........      0.25%  B              $  54.76                 --
EQ/LARGE CAP VALUE INDEX.........      0.25%  B              $ 121.05                 --
EQ/LARGE CAP VALUE INDEX.........      0.50%  B              $  54.18                 --
EQ/LARGE CAP VALUE INDEX.........      0.70%  B              $  53.72                 --
EQ/LARGE CAP VALUE INDEX.........      0.80%  B              $ 151.36                 --
EQ/LARGE CAP VALUE INDEX.........      0.90%  B              $  53.26                 10
EQ/LARGE CAP VALUE INDEX.........      0.95%  B              $  53.14                 20
EQ/LARGE CAP VALUE INDEX.........      1.00%  B              $  53.03                 --
EQ/LARGE CAP VALUE INDEX.........      1.10%  B              $  52.80                  3
EQ/LARGE CAP VALUE INDEX.........      1.20%  B              $  52.58                 28
EQ/LARGE CAP VALUE INDEX.........      1.25%  B              $  44.23                  4
EQ/LARGE CAP VALUE INDEX.........      1.30%  B              $  48.58                  1
EQ/LARGE CAP VALUE INDEX.........      1.34%  B              $  52.26                201

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
EQ/LARGE CAP VALUE INDEX................      1.35%  B              $  52.24                  1
EQ/LARGE CAP VALUE INDEX................      1.45%  B              $  52.01                 --

EQ/LARGE CAP VALUE PLUS.................      0.00%  A              $   6.50                 --
EQ/LARGE CAP VALUE PLUS.................      0.50%  A              $ 105.72                 --
EQ/LARGE CAP VALUE PLUS.................      0.70%  A              $  96.07                  7
EQ/LARGE CAP VALUE PLUS.................      0.90%  A              $  94.08                 63
EQ/LARGE CAP VALUE PLUS.................      1.00%  A              $  93.11                 --
EQ/LARGE CAP VALUE PLUS.................      1.20%  A              $  91.17                 78
EQ/LARGE CAP VALUE PLUS.................      1.34%  A              $  89.84              7,621
EQ/LARGE CAP VALUE PLUS.................      1.35%  A              $   6.29                 --
EQ/LARGE CAP VALUE PLUS.................      1.35%  A              $  89.75                 50
EQ/LARGE CAP VALUE PLUS.................      1.45%  A              $  95.00                  7
EQ/LARGE CAP VALUE PLUS.................      3.40%  A              $   5.78                 --
EQ/LARGE CAP VALUE PLUS.................      3.40%  A              $   5.98                 --
EQ/LARGE CAP VALUE PLUS.................      4.75%  A              $   5.59                 --
EQ/LARGE CAP VALUE PLUS.................      4.75%  A              $   5.77                 --
EQ/LARGE CAP VALUE PLUS.................      0.25%  B              $ 107.33                 --
EQ/LARGE CAP VALUE PLUS.................      0.50%  B              $ 104.86                  2
EQ/LARGE CAP VALUE PLUS.................      0.70%  B              $  95.28                 18
EQ/LARGE CAP VALUE PLUS.................      0.70%  B              $  96.07                 --
EQ/LARGE CAP VALUE PLUS.................      0.80%  B              $ 151.95                 --
EQ/LARGE CAP VALUE PLUS.................      0.90%  B              $  93.31                 14
EQ/LARGE CAP VALUE PLUS.................      0.90%  B              $  94.08                 --
EQ/LARGE CAP VALUE PLUS.................      0.95%  B              $  98.45                331
EQ/LARGE CAP VALUE PLUS.................      1.00%  B              $  93.11                 --
EQ/LARGE CAP VALUE PLUS.................      1.10%  B              $  91.38                  4
EQ/LARGE CAP VALUE PLUS.................      1.10%  B              $  92.14                 --
EQ/LARGE CAP VALUE PLUS.................      1.20%  B              $  90.43                756
EQ/LARGE CAP VALUE PLUS.................      1.20%  B              $  91.17                 --
EQ/LARGE CAP VALUE PLUS.................      1.25%  B              $  59.13                 14
EQ/LARGE CAP VALUE PLUS.................      1.30%  B              $  65.23                 15

EQ/LORD ABBETT GROWTH AND INCOME........      0.00%  B              $  97.18                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.25%  B              $  96.05                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.50%  B              $  94.93                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.70%  B              $  94.04                  2
EQ/LORD ABBETT GROWTH AND INCOME........      0.80%  B              $ 151.27                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.90%  B              $  93.16                  8
EQ/LORD ABBETT GROWTH AND INCOME........      0.95%  B              $  92.94                 12
EQ/LORD ABBETT GROWTH AND INCOME........      1.00%  B              $  92.72                 --
EQ/LORD ABBETT GROWTH AND INCOME........      1.10%  B              $  92.29                  2
EQ/LORD ABBETT GROWTH AND INCOME........      1.20%  B              $  91.85                 11
EQ/LORD ABBETT GROWTH AND INCOME........      1.25%  B              $  70.58                  2
EQ/LORD ABBETT GROWTH AND INCOME........      1.30%  B              $  76.82                  1
EQ/LORD ABBETT GROWTH AND INCOME........      1.34%  B              $  91.24                119
EQ/LORD ABBETT GROWTH AND INCOME........      1.35%  B              $  91.20                 --
EQ/LORD ABBETT GROWTH AND INCOME........      1.45%  B              $  90.77                 --

EQ/LORD ABBETT LARGE CAP CORE...........      0.00%  B              $ 115.16                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.25%  B              $ 113.82                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.50%  B              $ 112.50                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.70%  B              $ 111.44                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.80%  B              $ 142.78                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.90%  B              $ 110.40                  1

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
EQ/LORD ABBETT LARGE CAP CORE........      0.95%  B               $ 110.14                14
EQ/LORD ABBETT LARGE CAP CORE........      1.00%  B               $ 109.88                --
EQ/LORD ABBETT LARGE CAP CORE........      1.10%  B               $ 109.37                 4
EQ/LORD ABBETT LARGE CAP CORE........      1.20%  B               $ 108.85                40
EQ/LORD ABBETT LARGE CAP CORE........      1.25%  B               $  85.56                18
EQ/LORD ABBETT LARGE CAP CORE........      1.30%  B               $  94.65                 1
EQ/LORD ABBETT LARGE CAP CORE........      1.34%  B               $ 108.13               149
EQ/LORD ABBETT LARGE CAP CORE........      1.34%  B               $ 108.85                --
EQ/LORD ABBETT LARGE CAP CORE........      1.35%  B               $ 108.08                --
EQ/LORD ABBETT LARGE CAP CORE........      1.45%  B               $ 107.57                --

EQ/MID CAP INDEX.....................      0.25%  B               $ 104.61                --
EQ/MID CAP INDEX.....................      0.50%  B               $ 102.20                 1
EQ/MID CAP INDEX.....................      0.70%  B               $  97.99                22
EQ/MID CAP INDEX.....................      0.80%  B               $ 159.98                --
EQ/MID CAP INDEX.....................      0.90%  B               $  96.16                43
EQ/MID CAP INDEX.....................      0.95%  B               $  95.71               155
EQ/MID CAP INDEX.....................      1.00%  B               $  95.26                --
EQ/MID CAP INDEX.....................      1.10%  B               $  94.37                11
EQ/MID CAP INDEX.....................      1.20%  B               $  93.48               465
EQ/MID CAP INDEX.....................      1.25%  B               $  64.19                77
EQ/MID CAP INDEX.....................      1.30%  B               $  75.15                 6
EQ/MID CAP INDEX.....................      1.34%  B               $  92.25             2,200
EQ/MID CAP INDEX.....................      1.35%  B               $  92.16                 2
EQ/MID CAP INDEX.....................      1.45%  B               $  91.29                 1

EQ/MID CAP VALUE PLUS................      0.25%  B               $ 149.55                --
EQ/MID CAP VALUE PLUS................      0.50%  B               $ 146.11                 1
EQ/MID CAP VALUE PLUS................      0.70%  B               $ 116.35                 5
EQ/MID CAP VALUE PLUS................      0.80%  B               $ 169.15                --
EQ/MID CAP VALUE PLUS................      0.90%  B               $ 113.69                31
EQ/MID CAP VALUE PLUS................      0.90%  B               $ 140.70                 6
EQ/MID CAP VALUE PLUS................      0.95%  B               $ 142.89               178
EQ/MID CAP VALUE PLUS................      1.00%  B               $ 112.39                --
EQ/MID CAP VALUE PLUS................      1.10%  B               $ 111.09                11
EQ/MID CAP VALUE PLUS................      1.20%  B               $ 109.46               368
EQ/MID CAP VALUE PLUS................      1.20%  B               $ 109.80                25
EQ/MID CAP VALUE PLUS................      1.25%  B               $  70.22                22
EQ/MID CAP VALUE PLUS................      1.30%  B               $  80.55                12
EQ/MID CAP VALUE PLUS................      1.34%  B               $ 136.30             2,681
EQ/MID CAP VALUE PLUS................      1.35%  B               $ 107.91                14
EQ/MID CAP VALUE PLUS................      1.45%  B               $ 106.33                 2

EQ/MONEY MARKET......................      0.25%  A               $ 100.04                --
EQ/MONEY MARKET......................      0.50%  A               $ 106.97                --
EQ/MONEY MARKET......................      0.70%  A               $ 135.65                 1
EQ/MONEY MARKET......................      0.90%  A               $ 142.03                25
EQ/MONEY MARKET......................      1.00%  A               $  47.70                55
EQ/MONEY MARKET......................      1.00%  A               $ 143.17                --
EQ/MONEY MARKET......................      1.20%  A               $ 132.46                 1
EQ/MONEY MARKET......................      1.35%  A               $ 143.92               179
EQ/MONEY MARKET......................      1.35%  A               $ 144.61                35
EQ/MONEY MARKET......................      1.45%  A               $ 120.42                 1
EQ/MONEY MARKET......................      1.75%  A               $  36.46             1,591
EQ/MONEY MARKET......................      0.25%  B               $ 120.81                --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                       Contract
                                       charges   Share Class   Unit Value   Units Outstanding (000s)
                                      --------- ------------- ------------ -------------------------
EQ/MONEY MARKET....................      0.50%  B               $ 118.04               --
EQ/MONEY MARKET....................      0.70%  B               $ 122.26                1
EQ/MONEY MARKET....................      0.80%  B               $  99.36               --
EQ/MONEY MARKET....................      0.90%  B               $ 112.89                1
EQ/MONEY MARKET....................      0.90%  B               $ 124.79                1
EQ/MONEY MARKET....................      0.95%  B               $ 119.11              208
EQ/MONEY MARKET....................      1.00%  B               $ 108.28               --
EQ/MONEY MARKET....................      1.10%  B               $ 117.26               36
EQ/MONEY MARKET....................      1.20%  B               $ 120.40               61
EQ/MONEY MARKET....................      1.25%  B               $ 101.11               65
EQ/MONEY MARKET....................      1.30%  B               $ 103.45                7

EQ/MONTAG & CALDWELL GROWTH........      0.00%  B               $ 125.64               --
EQ/MONTAG & CALDWELL GROWTH........      0.25%  B               $ 124.00               --
EQ/MONTAG & CALDWELL GROWTH........      0.50%  B               $ 122.39               --
EQ/MONTAG & CALDWELL GROWTH........      0.70%  B               $ 121.11                1
EQ/MONTAG & CALDWELL GROWTH........      0.80%  B               $ 143.18               --
EQ/MONTAG & CALDWELL GROWTH........      0.90%  B               $ 119.84                2
EQ/MONTAG & CALDWELL GROWTH........      0.95%  B               $ 119.53               25
EQ/MONTAG & CALDWELL GROWTH........      1.00%  B               $ 119.21               --
EQ/MONTAG & CALDWELL GROWTH........      1.10%  B               $ 118.59                5
EQ/MONTAG & CALDWELL GROWTH........      1.20%  B               $ 117.96               40
EQ/MONTAG & CALDWELL GROWTH........      1.25%  B               $  93.33               11
EQ/MONTAG & CALDWELL GROWTH........      1.30%  B               $ 103.01                3
EQ/MONTAG & CALDWELL GROWTH........      1.34%  B               $ 117.09              200
EQ/MONTAG & CALDWELL GROWTH........      1.35%  B               $ 117.03               --
EQ/MONTAG & CALDWELL GROWTH........      1.45%  B               $ 116.41               --

EQ/MUTUAL LARGE CAP EQUITY.........      0.00%  B               $  84.67               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.25%  B               $  83.97               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.50%  B               $  83.28               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.70%  B               $  82.72                1
EQ/MUTUAL LARGE CAP EQUITY.........      0.80%  B               $ 145.45               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.90%  B               $  82.17                2
EQ/MUTUAL LARGE CAP EQUITY.........      0.95%  B               $  82.04               18
EQ/MUTUAL LARGE CAP EQUITY.........      1.00%  B               $  81.90               --
EQ/MUTUAL LARGE CAP EQUITY.........      1.10%  B               $  81.62                2
EQ/MUTUAL LARGE CAP EQUITY.........      1.20%  B               $  81.35               61
EQ/MUTUAL LARGE CAP EQUITY.........      1.25%  B               $  69.70                3
EQ/MUTUAL LARGE CAP EQUITY.........      1.30%  B               $  78.49               12
EQ/MUTUAL LARGE CAP EQUITY.........      1.34%  B               $  80.97              265
EQ/MUTUAL LARGE CAP EQUITY.........      1.35%  B               $  80.94               --
EQ/MUTUAL LARGE CAP EQUITY.........      1.45%  B               $  80.67               --

EQ/OPPENHEIMER GLOBAL..............      0.00%  B               $  96.73               --
EQ/OPPENHEIMER GLOBAL..............      0.25%  B               $  95.93               --
EQ/OPPENHEIMER GLOBAL..............      0.50%  B               $  95.14               --
EQ/OPPENHEIMER GLOBAL..............      0.70%  B               $  94.50                1
EQ/OPPENHEIMER GLOBAL..............      0.80%  B               $ 159.67               --
EQ/OPPENHEIMER GLOBAL..............      0.90%  B               $  93.87                2
EQ/OPPENHEIMER GLOBAL..............      0.95%  B               $  93.72               20
EQ/OPPENHEIMER GLOBAL..............      1.00%  B               $  93.56               --
EQ/OPPENHEIMER GLOBAL..............      1.10%  B               $  93.25                6
EQ/OPPENHEIMER GLOBAL..............      1.20%  B               $  92.93               36
EQ/OPPENHEIMER GLOBAL..............      1.25%  B               $  76.47                7

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/OPPENHEIMER GLOBAL............      1.30%  B              $  87.78                 2
EQ/OPPENHEIMER GLOBAL............      1.34%  B              $  92.50               168
EQ/OPPENHEIMER GLOBAL............      1.35%  B              $  92.47                --
EQ/OPPENHEIMER GLOBAL............      1.45%  B              $  92.16                --

EQ/PIMCO ULTRA SHORT BOND........      1.10%  A              $ 100.30                 2
EQ/PIMCO ULTRA SHORT BOND........      1.25%  A              $ 100.25                --
EQ/PIMCO ULTRA SHORT BOND........      0.00%  B              $ 116.26                --
EQ/PIMCO ULTRA SHORT BOND........      0.25%  B              $ 114.91                --
EQ/PIMCO ULTRA SHORT BOND........      0.50%  B              $ 113.57                --
EQ/PIMCO ULTRA SHORT BOND........      0.70%  B              $ 112.51                 3
EQ/PIMCO ULTRA SHORT BOND........      0.80%  B              $ 106.60                --
EQ/PIMCO ULTRA SHORT BOND........      0.90%  B              $ 111.46                20
EQ/PIMCO ULTRA SHORT BOND........      0.95%  B              $ 111.20               195
EQ/PIMCO ULTRA SHORT BOND........      1.00%  B              $ 110.94                --
EQ/PIMCO ULTRA SHORT BOND........      1.10%  B              $ 110.41                36
EQ/PIMCO ULTRA SHORT BOND........      1.20%  B              $ 109.89               198
EQ/PIMCO ULTRA SHORT BOND........      1.25%  B              $ 111.05                84
EQ/PIMCO ULTRA SHORT BOND........      1.30%  B              $ 110.49                 5
EQ/PIMCO ULTRA SHORT BOND........      1.34%  B              $ 109.17               804
EQ/PIMCO ULTRA SHORT BOND........      1.35%  B              $ 109.12                --
EQ/PIMCO ULTRA SHORT BOND........      1.45%  B              $ 108.60                --

EQ/QUALITY BOND PLUS.............      0.25%  A              $ 106.10                --
EQ/QUALITY BOND PLUS.............      0.50%  A              $ 103.61                --
EQ/QUALITY BOND PLUS.............      0.70%  A              $ 155.71                 1
EQ/QUALITY BOND PLUS.............      0.90%  A              $ 172.52                 8
EQ/QUALITY BOND PLUS.............      1.00%  A              $ 173.48                --
EQ/QUALITY BOND PLUS.............      1.20%  A              $ 154.21                 4
EQ/QUALITY BOND PLUS.............      1.34%  A              $ 171.70               692
EQ/QUALITY BOND PLUS.............      1.35%  A              $ 180.94                 9
EQ/QUALITY BOND PLUS.............      1.45%  A              $ 135.11                --
EQ/QUALITY BOND PLUS.............      0.25%  B              $ 140.24                --
EQ/QUALITY BOND PLUS.............      0.50%  B              $ 137.03                --
EQ/QUALITY BOND PLUS.............      0.70%  B              $ 141.29                --
EQ/QUALITY BOND PLUS.............      0.80%  B              $ 106.53                --
EQ/QUALITY BOND PLUS.............      0.90%  B              $ 139.83                 4
EQ/QUALITY BOND PLUS.............      0.95%  B              $ 137.65               107
EQ/QUALITY BOND PLUS.............      1.00%  B              $ 111.37                --
EQ/QUALITY BOND PLUS.............      1.10%  B              $ 135.51                 9
EQ/QUALITY BOND PLUS.............      1.20%  B              $ 135.29               124
EQ/QUALITY BOND PLUS.............      1.25%  B              $ 100.08                18
EQ/QUALITY BOND PLUS.............      1.30%  B              $ 100.28                 4

EQ/SMALL COMPANY INDEX...........      0.25%  B              $ 139.27                --
EQ/SMALL COMPANY INDEX...........      0.50%  B              $ 136.48                --
EQ/SMALL COMPANY INDEX...........      0.70%  B              $ 134.28                16
EQ/SMALL COMPANY INDEX...........      0.80%  B              $ 161.13                --
EQ/SMALL COMPANY INDEX...........      0.90%  B              $ 132.11                19
EQ/SMALL COMPANY INDEX...........      0.95%  B              $ 131.57                50
EQ/SMALL COMPANY INDEX...........      1.00%  B              $ 131.04                --
EQ/SMALL COMPANY INDEX...........      1.10%  B              $ 129.97                 9
EQ/SMALL COMPANY INDEX...........      1.20%  B              $ 128.91               196
EQ/SMALL COMPANY INDEX...........      1.25%  B              $  73.24                44
EQ/SMALL COMPANY INDEX...........      1.30%  B              $  80.73                 5

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
EQ/SMALL COMPANY INDEX...............      1.34%  B               $ 127.45              922
EQ/SMALL COMPANY INDEX...............      1.35%  B               $ 127.34                2
EQ/SMALL COMPANY INDEX...............      1.45%  B               $ 126.30               --

EQ/T. ROWE PRICE GROWTH STOCK........      0.00%  B               $  98.42               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.25%  B               $  97.14               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.50%  B               $  95.88               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.70%  B               $  94.88               11
EQ/T. ROWE PRICE GROWTH STOCK........      0.80%  B               $ 148.39               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.90%  B               $  93.88               10
EQ/T. ROWE PRICE GROWTH STOCK........      0.95%  B               $  93.64               57
EQ/T. ROWE PRICE GROWTH STOCK........      1.00%  B               $  93.39               --
EQ/T. ROWE PRICE GROWTH STOCK........      1.10%  B               $  92.90                6
EQ/T. ROWE PRICE GROWTH STOCK........      1.20%  B               $  92.41              200
EQ/T. ROWE PRICE GROWTH STOCK........      1.25%  B               $  78.51               38
EQ/T. ROWE PRICE GROWTH STOCK........      1.30%  B               $  85.04                2
EQ/T. ROWE PRICE GROWTH STOCK........      1.34%  B               $  91.73              733
EQ/T. ROWE PRICE GROWTH STOCK........      1.35%  B               $  91.68                2
EQ/T. ROWE PRICE GROWTH STOCK........      1.45%  B               $  91.19               --

EQ/TEMPLETON GLOBAL EQUITY...........      0.00%  B               $  84.87               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.25%  B               $  84.17               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.50%  B               $  83.47               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.70%  B               $  82.91                1
EQ/TEMPLETON GLOBAL EQUITY...........      0.80%  B               $ 153.24               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.90%  B               $  82.36                3
EQ/TEMPLETON GLOBAL EQUITY...........      0.95%  B               $  82.22               22
EQ/TEMPLETON GLOBAL EQUITY...........      1.00%  B               $  82.09               --
EQ/TEMPLETON GLOBAL EQUITY...........      1.10%  B               $  81.81                2
EQ/TEMPLETON GLOBAL EQUITY...........      1.20%  B               $  81.54               51
EQ/TEMPLETON GLOBAL EQUITY...........      1.25%  B               $  70.24                3
EQ/TEMPLETON GLOBAL EQUITY...........      1.30%  B               $  78.73               12
EQ/TEMPLETON GLOBAL EQUITY...........      1.34%  B               $  81.16              251
EQ/TEMPLETON GLOBAL EQUITY...........      1.35%  B               $  81.13               --
EQ/TEMPLETON GLOBAL EQUITY...........      1.45%  B               $  80.86               --

EQ/UBS GROWTH AND INCOME.............      0.00%  B               $ 109.54               --
EQ/UBS GROWTH AND INCOME.............      0.25%  B               $ 108.12               --
EQ/UBS GROWTH AND INCOME.............      0.50%  B               $ 106.71               --
EQ/UBS GROWTH AND INCOME.............      0.70%  B               $ 105.59                2
EQ/UBS GROWTH AND INCOME.............      0.80%  B               $ 157.11               --
EQ/UBS GROWTH AND INCOME.............      0.90%  B               $ 104.49                1
EQ/UBS GROWTH AND INCOME.............      0.95%  B               $ 104.21                9
EQ/UBS GROWTH AND INCOME.............      1.00%  B               $ 103.94               --
EQ/UBS GROWTH AND INCOME.............      1.10%  B               $ 103.39                2
EQ/UBS GROWTH AND INCOME.............      1.20%  B               $ 102.84               57
EQ/UBS GROWTH AND INCOME.............      1.25%  B               $  71.75               16
EQ/UBS GROWTH AND INCOME.............      1.30%  B               $  79.51                1
EQ/UBS GROWTH AND INCOME.............      1.34%  B               $ 102.09              119
EQ/UBS GROWTH AND INCOME.............      1.35%  B               $ 102.03               --
EQ/UBS GROWTH AND INCOME.............      1.45%  B               $ 101.49               --

EQ/VAN KAMPEN COMSTOCK...............      0.00%  B               $  96.28               --
EQ/VAN KAMPEN COMSTOCK...............      0.25%  B               $  95.16               --
EQ/VAN KAMPEN COMSTOCK...............      0.50%  B               $  94.05               --
EQ/VAN KAMPEN COMSTOCK...............      0.70%  B               $  93.17               --

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                          Contract
                                          charges   Share Class   Unit Value   Units Outstanding (000s)
                                         --------- ------------- ------------ -------------------------
EQ/VAN KAMPEN COMSTOCK................      0.80%  B               $ 156.75                --
EQ/VAN KAMPEN COMSTOCK................      0.90%  B               $  92.30                 2
EQ/VAN KAMPEN COMSTOCK................      0.95%  B               $  92.08                18
EQ/VAN KAMPEN COMSTOCK................      1.00%  B               $  91.87                --
EQ/VAN KAMPEN COMSTOCK................      1.10%  B               $  91.43                 2
EQ/VAN KAMPEN COMSTOCK................      1.20%  B               $  91.00                24
EQ/VAN KAMPEN COMSTOCK................      1.25%  B               $  71.45                 2
EQ/VAN KAMPEN COMSTOCK................      1.30%  B               $  78.14                 1
EQ/VAN KAMPEN COMSTOCK................      1.34%  B               $  90.40               161
EQ/VAN KAMPEN COMSTOCK................      1.35%  B               $  90.36                --
EQ/VAN KAMPEN COMSTOCK................      1.45%  B               $  89.93                --

EQ/VAN KAMPEN MID CAP GROWTH..........      0.00%  B               $ 138.16                --
EQ/VAN KAMPEN MID CAP GROWTH..........      0.25%  B               $ 136.55                --
EQ/VAN KAMPEN MID CAP GROWTH..........      0.50%  B               $ 134.96                 1
EQ/VAN KAMPEN MID CAP GROWTH..........      0.70%  B               $ 133.70                 2
EQ/VAN KAMPEN MID CAP GROWTH..........      0.80%  B               $ 167.66                --
EQ/VAN KAMPEN MID CAP GROWTH..........      0.90%  B               $ 132.45                11
EQ/VAN KAMPEN MID CAP GROWTH..........      0.95%  B               $ 132.14                43
EQ/VAN KAMPEN MID CAP GROWTH..........      1.00%  B               $ 131.83                --
EQ/VAN KAMPEN MID CAP GROWTH..........      1.10%  B               $ 131.21                11
EQ/VAN KAMPEN MID CAP GROWTH..........      1.20%  B               $ 130.59                85
EQ/VAN KAMPEN MID CAP GROWTH..........      1.25%  B               $  85.29                26
EQ/VAN KAMPEN MID CAP GROWTH..........      1.30%  B               $ 101.09                 4
EQ/VAN KAMPEN MID CAP GROWTH..........      1.34%  B               $ 129.73               478
EQ/VAN KAMPEN MID CAP GROWTH..........      1.35%  B               $ 129.66                 1
EQ/VAN KAMPEN MID CAP GROWTH..........      1.45%  B               $ 129.05                --

MULTIMANAGER AGGRESSIVE EQUITY........      0.25%  A               $ 144.39                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.50%  A               $  85.16                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.70%  A               $  69.95                17
MULTIMANAGER AGGRESSIVE EQUITY........      0.90%  A               $  86.31                44
MULTIMANAGER AGGRESSIVE EQUITY........      1.00%  A               $  98.35                --
MULTIMANAGER AGGRESSIVE EQUITY........      1.20%  A               $  75.73                20
MULTIMANAGER AGGRESSIVE EQUITY........      1.35%  A               $ 111.78               838
MULTIMANAGER AGGRESSIVE EQUITY........      1.35%  A               $ 117.68                52
MULTIMANAGER AGGRESSIVE EQUITY........      1.45%  A               $  61.74                 5
MULTIMANAGER AGGRESSIVE EQUITY........      1.75%  A               $  64.44             6,778
MULTIMANAGER AGGRESSIVE EQUITY........      0.25%  B               $  65.65                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.50%  B               $  64.15                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.70%  B               $  69.09                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.80%  B               $ 153.26                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.90%  B               $  53.16                19
MULTIMANAGER AGGRESSIVE EQUITY........      0.90%  B               $  64.14                 2
MULTIMANAGER AGGRESSIVE EQUITY........      0.95%  B               $  67.31                71
MULTIMANAGER AGGRESSIVE EQUITY........      1.00%  B               $ 126.85                --
MULTIMANAGER AGGRESSIVE EQUITY........      1.10%  B               $  66.26                 5
MULTIMANAGER AGGRESSIVE EQUITY........      1.20%  B               $  61.76               166
MULTIMANAGER AGGRESSIVE EQUITY........      1.25%  B               $  71.08                11
MULTIMANAGER AGGRESSIVE EQUITY........      1.30%  B               $  82.38                 5

MULTIMANAGER CORE BOND................      0.25%  B               $ 142.30                --
MULTIMANAGER CORE BOND................      0.50%  B               $ 139.47                --
MULTIMANAGER CORE BOND................      0.70%  B               $ 120.27                --
MULTIMANAGER CORE BOND................      0.70%  B               $ 137.24                 1

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                              Contract
                                              charges   Share Class   Unit Value   Units Outstanding (000s)
                                             --------- ------------- ------------ -------------------------
MULTIMANAGER CORE BOND....................      0.80%  B               $ 108.38               --
MULTIMANAGER CORE BOND....................      0.90%  B               $ 119.07               --
MULTIMANAGER CORE BOND....................      0.90%  B               $ 135.05                6
MULTIMANAGER CORE BOND....................      0.95%  B               $ 134.50              106
MULTIMANAGER CORE BOND....................      1.00%  B               $ 133.96               --
MULTIMANAGER CORE BOND....................      1.10%  B               $ 132.88               12
MULTIMANAGER CORE BOND....................      1.20%  B               $ 117.29               --
MULTIMANAGER CORE BOND....................      1.20%  B               $ 131.81               97
MULTIMANAGER CORE BOND....................      1.25%  B               $ 115.05               23
MULTIMANAGER CORE BOND....................      1.30%  B               $ 114.00                4
MULTIMANAGER CORE BOND....................      1.34%  B               $ 130.33              415
MULTIMANAGER CORE BOND....................      1.35%  B               $ 130.22                2
MULTIMANAGER CORE BOND....................      1.45%  B               $ 129.17               --

MULTIMANAGER INTERNATIONAL EQUITY.........      0.25%  B               $ 136.98               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.50%  B               $ 134.26               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.70%  B               $ 110.55               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.70%  B               $ 132.11                1
MULTIMANAGER INTERNATIONAL EQUITY.........      0.80%  B               $ 160.79               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.90%  B               $ 109.45               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.90%  B               $ 130.00                8
MULTIMANAGER INTERNATIONAL EQUITY.........      0.95%  B               $ 129.48               62
MULTIMANAGER INTERNATIONAL EQUITY.........      1.00%  B               $ 128.95               --
MULTIMANAGER INTERNATIONAL EQUITY.........      1.10%  B               $ 127.92                3
MULTIMANAGER INTERNATIONAL EQUITY.........      1.20%  B               $ 102.25               --
MULTIMANAGER INTERNATIONAL EQUITY.........      1.20%  B               $ 126.88               70
MULTIMANAGER INTERNATIONAL EQUITY.........      1.25%  B               $  67.51                8
MULTIMANAGER INTERNATIONAL EQUITY.........      1.30%  B               $  78.51                3
MULTIMANAGER INTERNATIONAL EQUITY.........      1.34%  B               $ 125.45              429
MULTIMANAGER INTERNATIONAL EQUITY.........      1.35%  B               $ 125.35               --
MULTIMANAGER INTERNATIONAL EQUITY.........      1.45%  B               $ 124.34               --
MULTIMANAGER INTERNATIONAL EQUITY.........      2.75%  B               $ 145.26               13

MULTIMANAGER LARGE CAP CORE EQUITY........      0.25%  B               $ 108.82               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.50%  B               $ 106.66               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.70%  B               $ 100.56               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.70%  B               $ 104.95               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.80%  B               $ 153.13               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.90%  B               $  99.56               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.90%  B               $ 102.44               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.90%  B               $ 103.27                1
MULTIMANAGER LARGE CAP CORE EQUITY........      0.95%  B               $ 102.86               10
MULTIMANAGER LARGE CAP CORE EQUITY........      1.00%  B               $ 102.44               --
MULTIMANAGER LARGE CAP CORE EQUITY........      1.10%  B               $ 101.62                1
MULTIMANAGER LARGE CAP CORE EQUITY........      1.20%  B               $  98.07               --
MULTIMANAGER LARGE CAP CORE EQUITY........      1.20%  B               $ 100.80               23
MULTIMANAGER LARGE CAP CORE EQUITY........      1.25%  B               $  74.60                1
MULTIMANAGER LARGE CAP CORE EQUITY........      1.30%  B               $  83.28                1
MULTIMANAGER LARGE CAP CORE EQUITY........      1.34%  B               $  99.66              113
MULTIMANAGER LARGE CAP CORE EQUITY........      1.35%  B               $  99.58               --
MULTIMANAGER LARGE CAP CORE EQUITY........      1.45%  B               $  98.77               --

MULTIMANAGER LARGE CAP GROWTH.............      0.25%  B               $  83.87               --
MULTIMANAGER LARGE CAP GROWTH.............      0.50%  B               $  82.21               --
MULTIMANAGER LARGE CAP GROWTH.............      0.70%  B               $  80.89               --

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
MULTIMANAGER LARGE CAP GROWTH........      0.70%  B              $  88.44                --
MULTIMANAGER LARGE CAP GROWTH........      0.80%  B              $ 150.83                --
MULTIMANAGER LARGE CAP GROWTH........      0.90%  B              $  79.60                 8
MULTIMANAGER LARGE CAP GROWTH........      0.90%  B              $  87.56                --
MULTIMANAGER LARGE CAP GROWTH........      0.95%  B              $  79.28                44
MULTIMANAGER LARGE CAP GROWTH........      1.00%  B              $  78.96                --
MULTIMANAGER LARGE CAP GROWTH........      1.10%  B              $  78.32                 2
MULTIMANAGER LARGE CAP GROWTH........      1.20%  B              $  77.69                55
MULTIMANAGER LARGE CAP GROWTH........      1.20%  B              $  86.25                --
MULTIMANAGER LARGE CAP GROWTH........      1.25%  B              $  74.31                 2
MULTIMANAGER LARGE CAP GROWTH........      1.30%  B              $  80.79                 2
MULTIMANAGER LARGE CAP GROWTH........      1.34%  B              $  76.81               272
MULTIMANAGER LARGE CAP GROWTH........      1.35%  B              $  76.75                 1
MULTIMANAGER LARGE CAP GROWTH........      1.45%  B              $  76.13                --

MULTIMANAGER LARGE CAP VALUE.........      0.25%  B              $ 119.95                --
MULTIMANAGER LARGE CAP VALUE.........      0.50%  B              $ 117.57                --
MULTIMANAGER LARGE CAP VALUE.........      0.70%  B              $  99.56                --
MULTIMANAGER LARGE CAP VALUE.........      0.70%  B              $ 115.69                 2
MULTIMANAGER LARGE CAP VALUE.........      0.80%  B              $ 150.24                --
MULTIMANAGER LARGE CAP VALUE.........      0.90%  B              $  98.57                --
MULTIMANAGER LARGE CAP VALUE.........      0.90%  B              $ 113.84                 4
MULTIMANAGER LARGE CAP VALUE.........      0.95%  B              $ 113.38                71
MULTIMANAGER LARGE CAP VALUE.........      1.00%  B              $ 112.92                --
MULTIMANAGER LARGE CAP VALUE.........      1.10%  B              $ 112.01                 5
MULTIMANAGER LARGE CAP VALUE.........      1.20%  B              $  97.10                --
MULTIMANAGER LARGE CAP VALUE.........      1.20%  B              $ 111.11                77
MULTIMANAGER LARGE CAP VALUE.........      1.25%  B              $  70.74                 8
MULTIMANAGER LARGE CAP VALUE.........      1.30%  B              $  79.64                 3
MULTIMANAGER LARGE CAP VALUE.........      1.34%  B              $ 109.85               337
MULTIMANAGER LARGE CAP VALUE.........      1.35%  B              $ 109.76                --
MULTIMANAGER LARGE CAP VALUE.........      1.45%  B              $ 108.88                --

MULTIMANAGER MID CAP GROWTH..........      0.25%  B              $ 102.64                --
MULTIMANAGER MID CAP GROWTH..........      0.50%  B              $ 100.60                --
MULTIMANAGER MID CAP GROWTH..........      0.70%  B              $  98.99                 1
MULTIMANAGER MID CAP GROWTH..........      0.70%  B              $ 107.20                --
MULTIMANAGER MID CAP GROWTH..........      0.80%  B              $ 159.16                --
MULTIMANAGER MID CAP GROWTH..........      0.90%  B              $  97.40                 4
MULTIMANAGER MID CAP GROWTH..........      0.90%  B              $ 106.13                --
MULTIMANAGER MID CAP GROWTH..........      0.95%  B              $  97.01                60
MULTIMANAGER MID CAP GROWTH..........      1.00%  B              $  96.62                --
MULTIMANAGER MID CAP GROWTH..........      1.10%  B              $  95.84                 3
MULTIMANAGER MID CAP GROWTH..........      1.20%  B              $  95.07                92
MULTIMANAGER MID CAP GROWTH..........      1.20%  B              $  99.15                --
MULTIMANAGER MID CAP GROWTH..........      1.25%  B              $  76.55                 5
MULTIMANAGER MID CAP GROWTH..........      1.30%  B              $  88.91                 2
MULTIMANAGER MID CAP GROWTH..........      1.34%  B              $  93.99               503
MULTIMANAGER MID CAP GROWTH..........      1.35%  B              $  93.92                 1
MULTIMANAGER MID CAP GROWTH..........      1.45%  B              $  93.16                --
MULTIMANAGER MID CAP GROWTH..........      2.75%  B              $ 141.01                 8

MULTIMANAGER MID CAP VALUE...........      0.25%  B              $ 135.13                --
MULTIMANAGER MID CAP VALUE...........      0.50%  B              $ 132.45                --
MULTIMANAGER MID CAP VALUE...........      0.70%  B              $ 113.87                --

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                          Contract
                                          charges   Share Class   Unit Value   Units Outstanding (000s)
                                         --------- ------------- ------------ -------------------------
MULTIMANAGER MID CAP VALUE............      0.70%  B               $ 130.33               --
MULTIMANAGER MID CAP VALUE............      0.80%  B               $ 170.05               --
MULTIMANAGER MID CAP VALUE............      0.90%  B               $ 112.73               --
MULTIMANAGER MID CAP VALUE............      0.90%  B               $ 128.24                5
MULTIMANAGER MID CAP VALUE............      0.95%  B               $ 127.73               49
MULTIMANAGER MID CAP VALUE............      1.00%  B               $ 127.21               --
MULTIMANAGER MID CAP VALUE............      1.10%  B               $ 126.19                3
MULTIMANAGER MID CAP VALUE............      1.20%  B               $ 105.32               --
MULTIMANAGER MID CAP VALUE............      1.20%  B               $ 125.17               67
MULTIMANAGER MID CAP VALUE............      1.25%  B               $  79.65                9
MULTIMANAGER MID CAP VALUE............      1.30%  B               $  91.60                2
MULTIMANAGER MID CAP VALUE............      1.34%  B               $ 123.76              348
MULTIMANAGER MID CAP VALUE............      1.35%  B               $ 123.66               --
MULTIMANAGER MID CAP VALUE............      1.45%  B               $ 122.66               --
MULTIMANAGER MID CAP VALUE............      2.75%  B               $ 158.19                4

MULTIMANAGER MULTI-SECTOR BOND........      0.25%  A               $ 113.42               --
MULTIMANAGER MULTI-SECTOR BOND........      0.50%  A               $  88.11               --
MULTIMANAGER MULTI-SECTOR BOND........      0.70%  A               $ 102.61                1
MULTIMANAGER MULTI-SECTOR BOND........      0.90%  A               $ 134.01                5
MULTIMANAGER MULTI-SECTOR BOND........      1.00%  A               $ 144.78               --
MULTIMANAGER MULTI-SECTOR BOND........      1.20%  A               $ 112.66                4
MULTIMANAGER MULTI-SECTOR BOND........      1.34%  A               $ 149.37              580
MULTIMANAGER MULTI-SECTOR BOND........      1.35%  A               $ 159.23                8
MULTIMANAGER MULTI-SECTOR BOND........      1.45%  A               $  87.49                1
MULTIMANAGER MULTI-SECTOR BOND........      0.25%  B               $ 117.41               --
MULTIMANAGER MULTI-SECTOR BOND........      0.50%  B               $ 114.73               --
MULTIMANAGER MULTI-SECTOR BOND........      0.70%  B               $ 107.70               --
MULTIMANAGER MULTI-SECTOR BOND........      0.80%  B               $ 111.29               --
MULTIMANAGER MULTI-SECTOR BOND........      0.90%  B               $  90.94                5
MULTIMANAGER MULTI-SECTOR BOND........      0.95%  B               $ 104.93              114
MULTIMANAGER MULTI-SECTOR BOND........      1.00%  B               $ 122.76               --
MULTIMANAGER MULTI-SECTOR BOND........      1.10%  B               $ 103.30                4
MULTIMANAGER MULTI-SECTOR BOND........      1.20%  B               $  87.51              139
MULTIMANAGER MULTI-SECTOR BOND........      1.25%  B               $  81.72                8
MULTIMANAGER MULTI-SECTOR BOND........      1.30%  B               $  85.24                7

MULTIMANAGER SMALL CAP GROWTH.........      0.00%  B               $ 109.93               --
MULTIMANAGER SMALL CAP GROWTH.........      0.25%  B               $ 108.50               --
MULTIMANAGER SMALL CAP GROWTH.........      0.50%  B               $ 107.09               --
MULTIMANAGER SMALL CAP GROWTH.........      0.70%  B               $ 105.97                1
MULTIMANAGER SMALL CAP GROWTH.........      0.80%  B               $ 160.82               --
MULTIMANAGER SMALL CAP GROWTH.........      0.90%  B               $ 104.86                3
MULTIMANAGER SMALL CAP GROWTH.........      0.95%  B               $ 104.58               34
MULTIMANAGER SMALL CAP GROWTH.........      1.00%  B               $ 104.31               --
MULTIMANAGER SMALL CAP GROWTH.........      1.10%  B               $ 103.76                2
MULTIMANAGER SMALL CAP GROWTH.........      1.20%  B               $ 103.21               50
MULTIMANAGER SMALL CAP GROWTH.........      1.25%  B               $  70.12                4
MULTIMANAGER SMALL CAP GROWTH.........      1.30%  B               $  80.36                3
MULTIMANAGER SMALL CAP GROWTH.........      1.34%  B               $ 102.12               14
MULTIMANAGER SMALL CAP GROWTH.........      1.34%  B               $ 102.45              317
MULTIMANAGER SMALL CAP GROWTH.........      1.35%  B               $ 102.39                1
MULTIMANAGER SMALL CAP GROWTH.........      1.45%  B               $ 101.85               --

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                        Contract
                                        charges   Share Class   Unit Value   Units Outstanding (000s)
                                       --------- ------------- ------------ -------------------------
MULTIMANAGER SMALL CAP VALUE........      0.25%  B               $ 148.86               --
MULTIMANAGER SMALL CAP VALUE........      0.50%  B               $ 145.43               --
MULTIMANAGER SMALL CAP VALUE........      0.70%  B               $ 151.41               --
MULTIMANAGER SMALL CAP VALUE........      0.80%  B               $ 168.23               --
MULTIMANAGER SMALL CAP VALUE........      0.90%  B               $ 148.28               12
MULTIMANAGER SMALL CAP VALUE........      0.95%  B               $ 116.40               61
MULTIMANAGER SMALL CAP VALUE........      1.00%  B               $ 146.74               --
MULTIMANAGER SMALL CAP VALUE........      1.10%  B               $ 145.21               --
MULTIMANAGER SMALL CAP VALUE........      1.20%  B               $ 143.69               86
MULTIMANAGER SMALL CAP VALUE........      1.25%  B               $  64.94                3
MULTIMANAGER SMALL CAP VALUE........      1.30%  B               $  70.98                1
MULTIMANAGER SMALL CAP VALUE........      1.34%  B               $ 140.85               19
MULTIMANAGER SMALL CAP VALUE........      1.34%  B               $ 141.60              669
MULTIMANAGER SMALL CAP VALUE........      1.35%  B               $ 141.45                2
MULTIMANAGER SMALL CAP VALUE........      1.45%  B               $ 109.75               --

MULTIMANAGER TECHNOLOGY.............      0.25%  B               $ 110.21               --
MULTIMANAGER TECHNOLOGY.............      0.50%  B               $ 108.02                1
MULTIMANAGER TECHNOLOGY.............      0.70%  B               $ 106.29                2
MULTIMANAGER TECHNOLOGY.............      0.70%  B               $ 120.60               --
MULTIMANAGER TECHNOLOGY.............      0.80%  B               $ 163.51               --
MULTIMANAGER TECHNOLOGY.............      0.90%  B               $ 104.59                7
MULTIMANAGER TECHNOLOGY.............      0.90%  B               $ 119.40               --
MULTIMANAGER TECHNOLOGY.............      0.95%  B               $ 104.17               64
MULTIMANAGER TECHNOLOGY.............      1.00%  B               $ 103.75               --
MULTIMANAGER TECHNOLOGY.............      1.10%  B               $ 102.91                6
MULTIMANAGER TECHNOLOGY.............      1.20%  B               $ 102.08              131
MULTIMANAGER TECHNOLOGY.............      1.25%  B               $  84.88               10
MULTIMANAGER TECHNOLOGY.............      1.30%  B               $  99.80                3
MULTIMANAGER TECHNOLOGY.............      1.34%  B               $ 100.93              896
MULTIMANAGER TECHNOLOGY.............      1.35%  B               $ 100.85                3
MULTIMANAGER TECHNOLOGY.............      1.45%  B               $ 100.03                1
MULTIMANAGER TECHNOLOGY.............      2.75%  B               $ 111.33               --
MULTIMANAGER TECHNOLOGY.............      2.75%  B               $ 156.93                4

TARGET 2015 ALLOCATION..............      0.00%  B               $  97.56               --
TARGET 2015 ALLOCATION..............      0.25%  B               $  96.76               --
TARGET 2015 ALLOCATION..............      0.50%  B               $  95.96               --
TARGET 2015 ALLOCATION..............      0.70%  B               $  95.32               --
TARGET 2015 ALLOCATION..............      0.80%  B               $ 136.16               --
TARGET 2015 ALLOCATION..............      0.90%  B               $  94.68                6
TARGET 2015 ALLOCATION..............      0.95%  B               $  94.52                4
TARGET 2015 ALLOCATION..............      1.00%  B               $  94.37               --
TARGET 2015 ALLOCATION..............      1.10%  B               $  94.05                2
TARGET 2015 ALLOCATION..............      1.20%  B               $  93.74               13
TARGET 2015 ALLOCATION..............      1.25%  B               $  81.09                5
TARGET 2015 ALLOCATION..............      1.30%  B               $  89.15               --
TARGET 2015 ALLOCATION..............      1.34%  B               $  93.30              141
TARGET 2015 ALLOCATION..............      1.35%  B               $  93.26               --
TARGET 2015 ALLOCATION..............      1.45%  B               $  92.95               --

TARGET 2025 ALLOCATION..............      0.00%  B               $  94.32               --
TARGET 2025 ALLOCATION..............      0.25%  B               $  93.54               --
TARGET 2025 ALLOCATION..............      0.50%  B               $  92.77               --
TARGET 2025 ALLOCATION..............      0.70%  B               $  92.15                2

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                  Contract
                                  charges   Share Class   Unit Value   Units Outstanding (000s)
                                 --------- ------------- ------------ -------------------------
TARGET 2025 ALLOCATION........      0.80%  B               $ 143.13               --
TARGET 2025 ALLOCATION........      0.90%  B               $  91.54                5
TARGET 2025 ALLOCATION........      0.95%  B               $  91.39                6
TARGET 2025 ALLOCATION........      1.00%  B               $  91.23               --
TARGET 2025 ALLOCATION........      1.10%  B               $  90.93               10
TARGET 2025 ALLOCATION........      1.20%  B               $  90.62               33
TARGET 2025 ALLOCATION........      1.25%  B               $  77.11                3
TARGET 2025 ALLOCATION........      1.30%  B               $  85.81               --
TARGET 2025 ALLOCATION........      1.34%  B               $  90.20              162
TARGET 2025 ALLOCATION........      1.35%  B               $  90.17                1
TARGET 2025 ALLOCATION........      1.45%  B               $  89.86               --

TARGET 2035 ALLOCATION........      0.00%  B               $  92.42               --
TARGET 2035 ALLOCATION........      0.25%  B               $  91.66               --
TARGET 2035 ALLOCATION........      0.50%  B               $  90.90               --
TARGET 2035 ALLOCATION........      0.70%  B               $  90.29               --
TARGET 2035 ALLOCATION........      0.80%  B               $ 148.67               --
TARGET 2035 ALLOCATION........      0.90%  B               $  89.69                4
TARGET 2035 ALLOCATION........      0.95%  B               $  89.54                6
TARGET 2035 ALLOCATION........      1.00%  B               $  89.39               --
TARGET 2035 ALLOCATION........      1.10%  B               $  89.09                8
TARGET 2035 ALLOCATION........      1.20%  B               $  88.79               22
TARGET 2035 ALLOCATION........      1.25%  B               $  74.38                6
TARGET 2035 ALLOCATION........      1.30%  B               $  83.68               --
TARGET 2035 ALLOCATION........      1.34%  B               $  88.38              123
TARGET 2035 ALLOCATION........      1.35%  B               $  88.35               --
TARGET 2035 ALLOCATION........      1.45%  B               $  88.05               --

TARGET 2045 ALLOCATION........      0.00%  B               $  90.03               --
TARGET 2045 ALLOCATION........      0.25%  B               $  89.29               --
TARGET 2045 ALLOCATION........      0.50%  B               $  88.55               --
TARGET 2045 ALLOCATION........      0.70%  B               $  87.96               --
TARGET 2045 ALLOCATION........      0.80%  B               $ 154.24               --
TARGET 2045 ALLOCATION........      0.90%  B               $  87.37                4
TARGET 2045 ALLOCATION........      0.95%  B               $  87.22                5
TARGET 2045 ALLOCATION........      1.00%  B               $  87.08               --
TARGET 2045 ALLOCATION........      1.10%  B               $  86.79                4
TARGET 2045 ALLOCATION........      1.20%  B               $  86.50               12
TARGET 2045 ALLOCATION........      1.25%  B               $  71.30                1
TARGET 2045 ALLOCATION........      1.30%  B               $  81.12               --
TARGET 2045 ALLOCATION........      1.34%  B               $  86.09               91
TARGET 2045 ALLOCATION........      1.35%  B               $  86.06               --
TARGET 2045 ALLOCATION........      1.45%  B               $  85.77               --



                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         ALL ASSET     AXA AGGRESSIVE   AXA BALANCED
                                                      ALLOCATION (c)     ALLOCATION     STRATEGY (a)
                                                     ---------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   34,327     $    2,252,584     $ 69,043
 Expenses:..........................................
  Less: Asset-based charges.........................         3,393          2,500,035       18,400
  Less: Reduction for expense limitation............            --                 --           --
                                                        ----------     --------------     --------
  Net Expenses......................................         3,393          2,500,035       18,400
                                                        ----------     --------------     --------
Net Investment Income (Loss)........................        30,934           (247,451)      50,643
                                                        ----------     --------------     --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............            69        (28,168,331)       6,802
  Realized gain distribution from The Trusts........        26,431         27,273,591       28,837
                                                        ----------     --------------     --------
 Net realized gain (loss)...........................        26,500           (894,740)      35,639
                                                        ----------     --------------     --------
  Change in unrealized appreciation
   (depreciation) of investments....................       (17,554)        50,664,647       54,313
                                                        ----------     --------------     --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         8,946         49,769,907       89,952
                                                        ----------     --------------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   39,880     $   49,522,456     $140,595
                                                        ==========     ==============     ========

                                                      AXA CONSERVATIVE     AXA CONSERVATIVE    AXA CONSERVATIVE
                                                         ALLOCATION      GROWTH STRATEGY (a)     STRATEGY (a)
                                                     ------------------ --------------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $   1,637,859           $15,336            $   4,724
 Expenses:..........................................
  Less: Asset-based charges.........................         810,138             4,886                1,155
  Less: Reduction for expense limitation............              --                --                   --
                                                       -------------           -------            ---------
  Net Expenses......................................         810,138             4,886                1,155
                                                       -------------           -------            ---------
Net Investment Income (Loss)........................         827,721            10,450                3,569
                                                       -------------           -------            ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (3,929,560)            8,029                2,911
  Realized gain distribution from The Trusts........       2,361,579             4,352                  534
                                                       -------------           -------            ---------
 Net realized gain (loss)...........................      (1,567,981)           12,381                3,445
                                                       -------------           -------            ---------
  Change in unrealized appreciation
   (depreciation) of investments....................       6,178,939            20,394               (1,652)
                                                       -------------           -------            ---------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       4,610,958            32,775                1,793
                                                       -------------           -------            ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   5,438,679           $43,225            $   5,362
                                                       =============           =======            =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      AXA CONSERVATIVE-PLUS   AXA GROWTH     AXA MODERATE
                                                           ALLOCATION        STRATEGY (b)     ALLOCATION
                                                     ---------------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $  2,023,951          $13,298     $  22,121,686
 Expenses:..........................................
  Less: Asset-based charges.........................         1,208,065            4,330        18,979,394
  Less: Reduction for expense limitation............                --               --        (4,283,587)
                                                          ------------          -------     -------------
  Net Expenses......................................         1,208,065            4,330        14,695,807
                                                          ------------          -------     -------------
Net Investment Income (Loss)........................           815,886            8,968         7,425,879
                                                          ------------          -------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (7,172,072)           8,162       (36,386,480)
  Realized gain distribution from The Trusts........         6,434,336            6,794        92,892,698
                                                          ------------          -------     -------------
 Net realized gain (loss)...........................          (737,736)          14,956        56,506,218
                                                          ------------          -------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................        12,108,048           12,851       138,523,995
                                                          ------------          -------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        11,370,312           27,807       195,030,213
                                                          ------------          -------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $ 12,186,198          $36,775     $ 202,456,092
                                                          ============          =======     =============

                                                      AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                     ------------------- ---------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   7,915,476        $  12,235,353          $      332,595
 Expenses:..........................................
  Less: Asset-based charges.........................        6,852,897            5,968,682               2,824,821
  Less: Reduction for expense limitation............               --                   --                      --
                                                        -------------        -------------          --------------
  Net Expenses......................................        6,852,897            5,968,682               2,824,821
                                                        -------------        -------------          --------------
Net Investment Income (Loss)........................        1,062,579            6,266,671              (2,492,226)
                                                        -------------        -------------          --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (48,950,379)         (60,112,404)            (28,313,781)
  Realized gain distribution from The Trusts........       53,459,481                   --                      --
                                                        -------------        -------------          --------------
 Net realized gain (loss)...........................        4,509,102          (60,112,404)            (28,313,781)
                                                        -------------        -------------          --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      100,760,740          162,512,273              97,071,168
                                                        -------------        -------------          --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      105,269,842          102,399,869              68,757,387
                                                        -------------        -------------          --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 106,332,421        $ 108,666,540          $   66,265,161
                                                        =============        =============          ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/AXA FRANKLIN
                                                         SMALL CAP     EQ/BLACKROCK BASIC       EQ/BLACKROCK
                                                        VALUE CORE        VALUE EQUITY      INTERNATIONAL VALUE
                                                     ---------------- -------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      94,565      $    7,238,096       $    4,502,117
 Expenses:..........................................
  Less: Asset-based charges.........................        117,457           3,408,002            2,750,674
  Less: Reduction for expense limitation............             --                  --                   --
                                                      -------------      --------------       --------------
  Net Expenses......................................        117,457           3,408,002            2,750,674
                                                      -------------      --------------       --------------
Net Investment Income (Loss)........................        (22,892)          3,830,094            1,751,443
                                                      -------------      --------------       --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,088,015)        (23,704,481)         (31,017,073)
  Realized gain distribution from The Trusts........             --                  --                   --
                                                      -------------      --------------       --------------
 Net realized gain (loss)...........................     (2,088,015)        (23,704,481)         (31,017,073)
                                                      -------------      --------------       --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      4,465,660          89,803,308           85,045,272
                                                      -------------      --------------       --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      2,377,645          66,098,827           54,028,199
                                                      -------------      --------------       --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   2,354,753      $   69,928,921       $   55,779,642
                                                      =============      ==============       ==============

                                                      EQ/BOSTON ADVISORS        EQ/CALVERT          EQ/CAPITAL
                                                         EQUITY INCOME     SOCIALLY RESPONSIBLE   GUARDIAN GROWTH
                                                     -------------------- ---------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   1,162,528         $      39,089       $      49,205
 Expenses:..........................................
  Less: Asset-based charges.........................          571,519               198,881             182,183
  Less: Reduction for expense limitation............               --                    --                  --
                                                        -------------         -------------       -------------
  Net Expenses......................................          571,519               198,881             182,183
                                                        -------------         -------------       -------------
Net Investment Income (Loss)........................          591,009              (159,792)           (132,978)
                                                        -------------         -------------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (9,518,856)           (1,198,023)         (1,567,967)
  Realized gain distribution from The Trusts........               --                    --                  --
                                                        -------------         -------------       -------------
 Net realized gain (loss)...........................       (9,518,856)           (1,198,023)         (1,567,967)
                                                        -------------         -------------       -------------
  Change in unrealized appreciation
   (depreciation) of investments....................       14,328,905             5,547,751           5,776,621
                                                        -------------         -------------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        4,810,049             4,349,728           4,208,654
                                                        -------------         -------------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   5,401,058         $   4,189,936       $   4,075,676
                                                        =============         =============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/CAPITAL
                                                         GUARDIAN         EQ/COMMON
                                                         RESEARCH        STOCK INDEX
                                                     ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,614,924   $    36,711,714
 Expenses:..........................................
  Less: Asset-based charges.........................       1,803,457        26,135,745
  Less: Reduction for expense limitation............              --          (390,317)
                                                      --------------   ---------------
  Net Expenses......................................       1,803,457        25,745,428
                                                      --------------   ---------------
Net Investment Income (Loss)........................        (188,533)       10,966,286
                                                      --------------   ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (12,301,306)     (184,477,707)
  Realized gain distribution from The Trusts........              --                --
                                                      --------------   ---------------
 Net realized gain (loss)...........................     (12,301,306)     (184,477,707)
                                                      --------------   ---------------
  Change in unrealized appreciation
   (depreciation) of investments....................      50,010,433       621,996,052
                                                      --------------   ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      37,709,127       437,518,345
                                                      --------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   37,520,594   $   448,484,631
                                                      ==============   ===============

                                                         EQ/CORE       EQ/DAVIS NEW      EQ/EQUITY        EQ/EQUITY
                                                        BOND INDEX     YORK VENTURE      500 INDEX       GROWTH PLUS
                                                     --------------- --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   2,932,372   $     298,047   $  13,998,364    $    2,679,064
 Expenses:..........................................
  Less: Asset-based charges.........................      1,339,035         190,028       8,298,314         3,846,041
  Less: Reduction for expense limitation............             --              --              --                --
                                                      -------------   -------------   -------------    --------------
  Net Expenses......................................      1,339,035         190,028       8,298,314         3,846,041
                                                      -------------   -------------   -------------    --------------
Net Investment Income (Loss)........................      1,593,337         108,019       5,700,050        (1,166,977)
                                                      -------------   -------------   -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,279,756)     (2,139,605)    (54,613,799)      (29,472,950)
  Realized gain distribution from The Trusts........             --              --       1,799,512                --
                                                      -------------   -------------   -------------    --------------
 Net realized gain (loss)...........................     (5,279,756)     (2,139,605)    (52,814,287)      (29,472,950)
                                                      -------------   -------------   -------------    --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      3,877,623       6,587,138     193,023,835       105,183,233
                                                      -------------   -------------   -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (1,402,133)      4,447,533     140,209,548        75,710,283
                                                      -------------   -------------   -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $     191,204   $   4,555,552   $ 145,909,598    $   74,543,306
                                                      =============   =============   =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/EVERGREEN     EQ/FRANKLIN
                                                          OMEGA       CORE BALANCED
                                                     -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     57,664   $    3,838,027
 Expenses:..........................................
  Less: Asset-based charges.........................       388,969          850,928
  Less: Reduction for expense limitation............            --               --
                                                      ------------   --------------
  Net Expenses......................................       388,969          850,928
                                                      ------------   --------------
Net Investment Income (Loss)........................      (331,305)       2,987,099
                                                      ------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (1,964,016)     (10,048,926)
  Realized gain distribution from The Trusts........            --               --
                                                      ------------   --------------
 Net realized gain (loss)...........................    (1,964,016)     (10,048,926)
                                                      ------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments....................    12,917,877       24,253,313
                                                      ------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    10,953,861       14,204,387
                                                      ------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 10,622,556   $   17,191,486
                                                      ============   ==============

                                                       EQ/FRANKLIN      EQ/GAMCO
                                                        TEMPLETON      MERGERS AND   EQ/GAMCO SMALL     EQ/GLOBAL
                                                        ALLOCATION    ACQUISITIONS    COMPANY VALUE     BOND PLUS
                                                     --------------- -------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     889,483    $       --    $      702,471   $     421,747
 Expenses:..........................................
  Less: Asset-based charges.........................        439,612       152,145         1,918,822         659,689
  Less: Reduction for expense limitation............             --            --                --              --
                                                      -------------    ----------    --------------   -------------
  Net Expenses......................................        439,612       152,145         1,918,822         659,689
                                                      -------------    ----------    --------------   -------------
Net Investment Income (Loss)........................        449,871      (152,145)       (1,216,351)       (237,942)
                                                      -------------    ----------    --------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (4,889,094)     (970,513)      (11,392,879)     (5,137,099)
  Realized gain distribution from The Trusts........             --        62,895                --         194,025
                                                      -------------    ----------    --------------   -------------
 Net realized gain (loss)...........................     (4,889,094)     (907,618)      (11,392,879)     (4,943,074)
                                                      -------------    ----------    --------------   -------------
  Change in unrealized appreciation
   (depreciation) of investments....................     13,002,111     2,758,156        64,621,116       5,288,641
                                                      -------------    ----------    --------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      8,113,017     1,850,538        53,228,237         345,567
                                                      -------------    ----------    --------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   8,562,888    $1,698,393    $   52,011,886   $     107,625
                                                      =============    ==========    ==============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         EQ/GLOBAL      EQ/INTERMEDIATE
                                                        MULTI-SECTOR       GOVERNMENT
                                                           EQUITY          BOND INDEX
                                                     ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     4,310,876    $  1,291,352
 Expenses:..........................................
  Less: Asset-based charges.........................        4,187,840       1,398,664
  Less: Reduction for expense limitation............               --          (6,140)
                                                      ---------------    ------------
  Net Expenses......................................        4,187,840       1,392,524
                                                      ---------------    ------------
Net Investment Income (Loss)........................          123,036        (101,172)
                                                      ---------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (116,820,508)     (1,005,660)
  Realized gain distribution from The Trusts........               --              --
                                                      ---------------    ------------
 Net realized gain (loss)...........................     (116,820,508)     (1,005,660)
                                                      ---------------    ------------
  Change in unrealized appreciation
   (depreciation) of investments....................      243,702,267      (2,789,862)
                                                      ---------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      126,881,759      (3,795,522)
                                                      ---------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   127,004,795    $ (3,896,694)
                                                      ===============    ============

                                                                                             EQ/JPMORGAN
                                                      EQ/INTERNATIONAL   EQ/INTERNATIONAL       VALUE        EQ/LARGE CAP
                                                          CORE PLUS           GROWTH        OPPORTUNITIES     CORE PLUS
                                                     ------------------ ------------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    3,204,357      $    438,938     $    547,553    $     512,257
 Expenses:..........................................
  Less: Asset-based charges.........................        1,227,725           421,085          481,924          140,935
  Less: Reduction for expense limitation............               --                --               --               --
                                                       --------------      ------------     ------------    -------------
  Net Expenses......................................        1,227,725           421,085          481,924          140,935
                                                       --------------      ------------     ------------    -------------
Net Investment Income (Loss)........................        1,976,632            17,853           65,629          371,322
                                                       --------------      ------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (15,797,207)       (6,212,258)      (6,715,882)      (2,126,717)
  Realized gain distribution from The Trusts........               --                --               --               --
                                                       --------------      ------------     ------------    -------------
 Net realized gain (loss)...........................      (15,797,207)       (6,212,258)      (6,715,882)      (2,126,717)
                                                       --------------      ------------     ------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................       42,867,149        16,734,146       16,766,280        4,338,927
                                                       --------------      ------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       27,069,942        10,521,888       10,050,398        2,212,210
                                                       --------------      ------------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   29,046,574      $ 10,539,741     $ 10,116,027    $   2,583,532
                                                       ==============      ============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP
                                                      GROWTH INDEX    GROWTH PLUS    VALUE INDEX
                                                     -------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  2,083,388   $ 2,539,546    $   1,085,075
 Expenses:..........................................
  Less: Asset-based charges.........................     1,238,715     2,591,884          139,151
  Less: Reduction for expense limitation............            --            --               --
                                                      ------------   -----------    -------------
  Net Expenses......................................     1,238,715     2,591,884          139,151
                                                      ------------   -----------    -------------
Net Investment Income (Loss)........................       844,673       (52,338)         945,924
                                                      ------------   -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (1,593,693)    4,395,817       (5,087,664)
  Realized gain distribution from The Trusts........            --            --               --
                                                      ------------   -----------    -------------
 Net realized gain (loss)...........................    (1,593,693)    4,395,817       (5,087,664)
                                                      ------------   -----------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    29,855,204    53,287,739        6,368,390
                                                      ------------   -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    28,261,511    57,683,556        1,280,726
                                                      ------------   -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 29,106,184   $57,631,218    $   2,226,650
                                                      ============   ===========    =============

                                                        EQ/LARGE CAP      EQ/LORD ABBETT    EQ/LORD ABBETT
                                                         VALUE PLUS     GROWTH AND INCOME   LARGE CAP CORE
                                                     ----------------- ------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    17,468,020     $      88,943     $     127,620
 Expenses:..........................................
  Less: Asset-based charges.........................        9,370,974           151,072           201,979
  Less: Reduction for expense limitation............               --                --                --
                                                      ---------------     -------------     -------------
  Net Expenses......................................        9,370,974           151,072           201,979
                                                      ---------------     -------------     -------------
Net Investment Income (Loss)........................        8,097,046           (62,129)          (74,359)
                                                      ---------------     -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (142,478,704)       (3,127,465)       (1,816,047)
  Realized gain distribution from The Trusts........               --                --                --
                                                      ---------------     -------------     -------------
 Net realized gain (loss)...........................     (142,478,704)       (3,127,465)       (1,816,047)
                                                      ---------------     -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................      264,371,449         5,375,606         5,813,281
                                                      ---------------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      121,892,745         2,248,141         3,997,234
                                                      ---------------     -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   129,989,791     $   2,186,012     $   3,922,875
                                                      ===============     =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/MID CAP       EQ/MID CAP        EQ/MONEY
                                                           INDEX         VALUE PLUS         MARKET
                                                     ---------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    2,526,427   $    4,077,951   $    285,286
 Expenses:..........................................
  Less: Asset-based charges.........................       2,865,380        3,931,956      2,179,196
  Less: Reduction for expense limitation............              --               --           (123)
                                                      --------------   --------------   ------------
  Net Expenses......................................       2,865,380        3,931,956      2,179,073
                                                      --------------   --------------   ------------
Net Investment Income (Loss)........................        (338,953)         145,995     (1,893,787)
                                                      --------------   --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (40,669,534)     (72,416,519)       (81,776)
  Realized gain distribution from The Trusts........              --               --             --
                                                      --------------   --------------   ------------
 Net realized gain (loss)...........................     (40,669,534)     (72,416,519)       (81,776)
                                                      --------------   --------------   ------------
  Change in unrealized appreciation
   (depreciation) of investments....................     110,973,205      148,390,156        130,919
                                                      --------------   --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      70,303,671       75,973,637         49,143
                                                      --------------   --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   69,964,718   $   76,119,632   $ (1,844,644)
                                                      ==============   ==============   ============

                                                        EQ/MONTAG &         EQ/MUTUAL      EQ/OPPENHEIMER
                                                      CALDWELL GROWTH   LARGE CAP EQUITY       GLOBAL
                                                     ----------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $     112,171     $      48,020     $     108,057
 Expenses:..........................................
  Less: Asset-based charges.........................         323,360           327,118           196,632
  Less: Reduction for expense limitation............              --                --                --
                                                       -------------     -------------     -------------
  Net Expenses......................................         323,360           327,118           196,632
                                                       -------------     -------------     -------------
Net Investment Income (Loss)........................        (211,189)         (279,098)          (88,575)
                                                       -------------     -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (2,553,089)       (4,674,128)       (2,156,868)
  Realized gain distribution from The Trusts........              --                --                --
                                                       -------------     -------------     -------------
 Net realized gain (loss)...........................      (2,553,089)       (4,674,128)       (2,156,868)
                                                       -------------     -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................       9,435,395        10,705,264         7,354,325
                                                       -------------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       6,882,306         6,031,136         5,197,457
                                                       -------------     -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   6,671,117     $   5,752,038     $   5,108,882
                                                       =============     =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                        SHORT BOND      BOND PLUS      COMPANY INDEX
                                                     --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   1,374,789   $   4,744,672   $    1,847,251
 Expenses:..........................................
  Less: Asset-based charges.........................      1,472,299       1,680,932        1,572,692
  Less: Reduction for expense limitation............             --              --               --
                                                      -------------   -------------   --------------
  Net Expenses......................................      1,472,299       1,680,932        1,572,692
                                                      -------------   -------------   --------------
Net Investment Income (Loss)........................        (97,510)      3,063,740          274,559
                                                      -------------   -------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,269,769)     (3,894,674)     (21,088,359)
  Realized gain distribution from The Trusts........        297,100              --               --
                                                      -------------   -------------   --------------
 Net realized gain (loss)...........................     (4,972,669)     (3,894,674)     (21,088,359)
                                                      -------------   -------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      9,671,573       6,292,433       51,365,509
                                                      -------------   -------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      4,698,904       2,397,759       30,277,150
                                                      -------------   -------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   4,601,394   $   5,461,499   $   30,551,709
                                                      =============   =============   ==============

                                                      EQ/T. ROWE PRICE    EQ/TEMPLETON   EQ/UBS GROWTH
                                                        GROWTH STOCK     GLOBAL EQUITY     AND INCOME
                                                     ------------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $         --     $     361,479   $     144,212
 Expenses:..........................................
  Less: Asset-based charges.........................         889,733           285,479         214,771
  Less: Reduction for expense limitation............              --                --              --
                                                        ------------     -------------   -------------
  Net Expenses......................................         889,733           285,479         214,771
                                                        ------------     -------------   -------------
Net Investment Income (Loss)........................        (889,733)           76,000         (70,559)
                                                        ------------     -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (4,848,544)       (4,057,509)     (3,485,462)
  Realized gain distribution from The Trusts........              --                --              --
                                                        ------------     -------------   -------------
 Net realized gain (loss)...........................      (4,848,544)       (4,057,509)     (3,485,462)
                                                        ------------     -------------   -------------
  Change in unrealized appreciation
   (depreciation) of investments....................      30,073,682         9,908,524       8,247,785
                                                        ------------     -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      25,225,138         5,851,015       4,762,323
                                                        ------------     -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 24,335,405     $   5,927,015   $   4,691,764
                                                        ============     =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/VAN KAMPEN    EQ/VAN KAMPEN      MULTIMANAGER
                                                         COMSTOCK     MID CAP GROWTH   AGGRESSIVE EQUITY
                                                     --------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     232,506    $         --      $   1,812,173
 Expenses:..........................................
  Less: Asset-based charges.........................        201,008         673,100          6,128,985
  Less: Reduction for expense limitation............             --              --         (1,458,842)
                                                      -------------    ------------      -------------
  Net Expenses......................................        201,008         673,100          4,670,143
                                                      -------------    ------------      -------------
Net Investment Income (Loss)........................         31,498        (673,100)        (2,857,970)
                                                      -------------    ------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (4,087,514)     (9,832,944)       (31,688,872)
  Realized gain distribution from The Trusts........             --              --                 --
                                                      -------------    ------------      -------------
 Net realized gain (loss)...........................     (4,087,514)     (9,832,944)       (31,688,872)
                                                      -------------    ------------      -------------
  Change in unrealized appreciation
   (depreciation) of investments....................      8,047,463      32,631,370        177,657,200
                                                      -------------    ------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      3,959,949      22,798,426        145,968,328
                                                      -------------    ------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   3,991,447    $ 22,125,326      $ 143,110,358
                                                      =============    ============      =============

                                                                                             MULTIMANAGER
                                                      MULTIMANAGER       MULTIMANAGER         LARGE CAP
                                                        CORE BOND    INTERNATIONAL EQUITY    CORE EQUITY
                                                     -------------- ---------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $2,723,284       $    1,034,690      $     181,507
 Expenses:..........................................
  Less: Asset-based charges.........................      954,595              831,737            163,751
  Less: Reduction for expense limitation............           --                   --                 --
                                                       ----------       --------------      -------------
  Net Expenses......................................      954,595              831,737            163,751
                                                       ----------       --------------      -------------
Net Investment Income (Loss)........................    1,768,689              202,953             17,756
                                                       ----------       --------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (217,944)         (14,665,823)        (1,670,626)
  Realized gain distribution from The Trusts........      192,613                   --                 --
                                                       ----------       --------------      -------------
 Net realized gain (loss)...........................      (25,331)         (14,665,823)        (1,670,626)
                                                       ----------       --------------      -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    3,241,851           31,165,901          5,106,848
                                                       ----------       --------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    3,216,520           16,500,078          3,436,222
                                                       ----------       --------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $4,985,209       $   16,703,031      $   3,453,978
                                                       ==========       ==============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                        LARGE CAP        LARGE CAP        MID CAP
                                                          GROWTH           VALUE          GROWTH
                                                     --------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      40,489   $      912,980   $         --
 Expenses:..........................................
  Less: Asset-based charges.........................        316,265          617,468        677,654
  Less: Reduction for expense limitation............             --               --             --
                                                      -------------   --------------   ------------
  Net Expenses......................................        316,265          617,468        677,654
                                                      -------------   --------------   ------------
Net Investment Income (Loss)........................       (275,776)         295,512       (677,654)
                                                      -------------   --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,059,702)     (11,180,615)    (7,898,488)
  Realized gain distribution from The Trusts........             --               --             --
                                                      -------------   --------------   ------------
 Net realized gain (loss)...........................     (5,059,702)     (11,180,615)    (7,898,488)
                                                      -------------   --------------   ------------
  Change in unrealized appreciation
   (depreciation) of investments....................     13,076,430       20,794,326     26,837,470
                                                      -------------   --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      8,016,728        9,613,711     18,938,982
                                                      -------------   --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   7,740,952   $    9,909,223   $ 18,261,328
                                                      =============   ==============   ============

                                                      MULTIMANAGER                       MULTIMANAGER
                                                         MID CAP        MULTIMANAGER       SMALL CAP
                                                          VALUE      MULTI-SECTOR BOND      GROWTH
                                                     -------------- ------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  1,496,417    $    5,282,582     $         --
 Expenses:..........................................
  Less: Asset-based charges.........................       618,538         1,449,825          464,519
  Less: Reduction for expense limitation............            --                --               --
                                                      ------------    --------------     ------------
  Net Expenses......................................       618,538         1,449,825          464,519
                                                      ------------    --------------     ------------
Net Investment Income (Loss)........................       877,879         3,832,757         (464,519)
                                                      ------------    --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (7,157,528)      (12,151,717)      (9,302,045)
  Realized gain distribution from The Trusts........            --                --               --
                                                      ------------    --------------     ------------
 Net realized gain (loss)...........................    (7,157,528)      (12,151,717)      (9,302,045)
                                                      ------------    --------------     ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    23,852,581        17,477,411       20,585,009
                                                      ------------    --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    16,695,053         5,325,694       11,282,964
                                                      ------------    --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 17,572,932    $    9,158,451     $ 10,818,445
                                                      ============    ==============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER
                                                         SMALL CAP     MULTIMANAGER
                                                           VALUE        TECHNOLOGY
                                                     ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,062,684   $         --
 Expenses:..........................................
  Less: Asset-based charges.........................       1,316,191      1,106,589
  Less: Reduction for expense limitation............              --             --
                                                      --------------   ------------
  Net Expenses......................................       1,316,191      1,106,589
                                                      --------------   ------------
Net Investment Income (Loss)........................        (253,507)    (1,106,589)
                                                      --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (23,315,753)    (7,655,403)
  Realized gain distribution from The Trusts........              --             --
                                                      --------------   ------------
 Net realized gain (loss)...........................     (23,315,753)    (7,655,403)
                                                      --------------   ------------
  Change in unrealized appreciation
   (depreciation) of investments....................      47,397,830     47,160,006
                                                      --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      24,082,077     39,504,603
                                                      --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   23,828,570   $ 38,398,014
                                                      ==============   ============

                                                       TARGET 2015     TARGET 2025    TARGET 2035    TARGET 2045
                                                        ALLOCATION      ALLOCATION     ALLOCATION    ALLOCATION
                                                     --------------- --------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     567,472   $     684,168   $  499,313     $  335,206
 Expenses:..........................................
  Less: Asset-based charges.........................        160,078         181,667      133,471         89,977
  Less: Reduction for expense limitation............             --              --           --             --
                                                      -------------   -------------   ----------     ----------
  Net Expenses......................................        160,078         181,667      133,471         89,977
                                                      -------------   -------------   ----------     ----------
Net Investment Income (Loss)........................        407,394         502,501      365,842        245,229
                                                      -------------   -------------   ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,692,925)     (1,484,034)    (950,122)      (958,990)
  Realized gain distribution from The Trusts........         25,568          39,588       42,866         39,699
                                                      -------------   -------------   ----------     ----------
 Net realized gain (loss)...........................     (1,667,357)     (1,444,446)    (907,256)      (919,291)
                                                      -------------   -------------   ----------     ----------
  Change in unrealized appreciation
   (depreciation) of investments....................      3,479,083       4,003,872    3,133,847      2,602,775
                                                      -------------   -------------   ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,811,726       2,559,426    2,226,591      1,683,484
                                                      -------------   -------------   ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   2,219,120   $   3,061,927   $2,592,433     $1,928,713
                                                      =============   =============   ==========     ==========

-------
(a) Units were made available for sale on July 10, 2009.
(b) Units were made available for sale on September 30, 2009.
(c) Units were made available for sale on September 18, 2009.
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                     ALL ASSET             AXA AGGRESSIVE
                                                  ALLOCATION (m)             ALLOCATION
                                                 ---------------- ---------------------------------
                                                       2009             2009             2008
                                                 ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................    $   30,934     $    (247,451)   $     814,347
 Net realized gain (loss) on investments........        26,500          (894,740)       2,977,982
 Change in unrealized appreciation
  (depreciation) of investments.................       (17,554)       50,664,647      (84,331,136)
                                                    ----------     -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................        39,880        49,522,456      (80,538,807)
                                                    ----------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       215,259        69,728,140       62,695,319
  Transfers between funds including
   guaranteed interest account, net.............     1,788,753        10,507,488       14,185,869
  Transfers for contract benefits and
   terminations.................................          (848)      (11,791,017)     (10,686,837)
  Contract maintenance charges..................           (70)         (590,373)        (375,724)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --               --
                                                    ----------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     2,003,094        67,854,238       65,818,627
                                                    ----------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           169                --           43,901
                                                    ----------     -------------    -------------
Increase (Decrease) in Net Assets...............     2,043,143       117,376,694      (14,676,279)
Net Assets -- Beginning of Period...............            --       146,701,596      161,377,875
                                                    ----------     -------------    -------------
Net Assets -- End of Period.....................    $2,043,143     $ 264,078,290    $ 146,701,596
                                                    ==========     =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --               --
 Redeemed.......................................            --                --               --
                                                    ----------     -------------    -------------
 Net Increase (Decrease)........................            --                --               --
                                                    ----------     -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            20             1,054              806
 Redeemed.......................................            --              (372)            (270)
                                                    ----------     -------------    -------------
 Net Increase (Decrease)........................            20               682              536
                                                    ----------     -------------    -------------

                                                   AXA BALANCED          AXA CONSERVATIVE
                                                   STRATEGY (a)             ALLOCATION
                                                 ---------------- -------------------------------
                                                       2009             2009            2008
                                                 ---------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................    $   50,643     $    827,721    $  1,863,635
 Net realized gain (loss) on investments........        35,639       (1,567,981)     (1,480,846)
 Change in unrealized appreciation
  (depreciation) of investments.................        54,313        6,178,939      (7,222,441)
                                                    ----------     ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................       140,595        5,438,679      (6,839,652)
                                                    ----------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,608,136       15,923,956      12,520,766
  Transfers between funds including
   guaranteed interest account, net.............       371,574        6,744,587      11,828,528
  Transfers for contract benefits and
   terminations.................................       (82,716)      (5,699,977)     (6,410,205)
  Contract maintenance charges..................           (19)         (84,454)        (44,531)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --
                                                    ----------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     5,896,975       16,884,112      17,894,558
                                                    ----------     ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          (237)              --           2,999
                                                    ----------     ------------    ------------
Increase (Decrease) in Net Assets...............     6,037,333       22,322,791      11,057,905
Net Assets -- Beginning of Period...............            --       55,833,216      44,775,311
                                                    ----------     ------------    ------------
Net Assets -- End of Period.....................    $6,037,333     $ 78,156,007    $ 55,833,216
                                                    ==========     ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             4               --              --
 Redeemed.......................................            --               --              --
                                                    ----------     ------------    ------------
 Net Increase (Decrease)........................             4               --              --
                                                    ----------     ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            52              367             395
 Redeemed.......................................            (1)            (205)           (234)
                                                    ----------     ------------    ------------
 Net Increase (Decrease)........................            51              162             161
                                                    ----------     ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA CONSERVATIVE    AXA CONSERVATIVE
                                                  GROWTH STRATEGY (a)     STRATEGY (a)
                                                 --------------------- ------------------
                                                          2009                2009
                                                 --------------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................      $   10,450          $    3,569
 Net realized gain (loss) on investments........          12,381               3,445
 Change in unrealized appreciation
  (depreciation) of investments.................          20,394              (1,652)
                                                      ----------          ----------
 Net Increase (decrease) in net assets from
  operations....................................          43,225               5,362
                                                      ----------          ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       1,267,961             436,247
  Transfers between funds including
   guaranteed interest account, net.............         (21,993)            (22,016)
  Transfers for contract benefits and
   terminations.................................        (148,494)           (144,372)
  Contract maintenance charges..................             (38)                (38)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                  --
                                                      ----------          ----------
Net increase (decrease) in net assets from
 contractowners transactions....................       1,097,436             269,821
                                                      ----------          ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --                  19
                                                      ----------          ----------
Increase (Decrease) in Net Assets...............       1,140,661             275,202
Net Assets -- Beginning of Period...............              --                  --
                                                      ----------          ----------
Net Assets -- End of Period.....................      $1,140,661          $  275,202
                                                      ==========          ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................              --                  --
 Redeemed.......................................              --                  --
                                                      ----------          ----------
 Net Increase (Decrease)........................              --                  --
                                                      ----------          ----------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              12                   5
 Redeemed.......................................              (2)                 (2)
                                                      ----------          ----------
 Net Increase (Decrease)........................              10                   3
                                                      ----------          ----------

                                                       AXA CONSERVATIVE-PLUS          AXA GROWTH
                                                            ALLOCATION               STRATEGY (b)
                                                 --------------------------------- ----------------
                                                       2009             2008             2009
                                                 ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    815,886    $    2,016,173     $    8,968
 Net realized gain (loss) on investments........       (737,736)       (2,194,368)        14,956
 Change in unrealized appreciation
  (depreciation) of investments.................     12,108,048       (19,682,014)        12,851
                                                   ------------    --------------     ----------
 Net Increase (decrease) in net assets from
  operations....................................     12,186,198       (19,860,209)        36,775
                                                   ------------    --------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     28,768,650        23,885,189             --
  Transfers between funds including
   guaranteed interest account, net.............      5,890,218         5,456,214      1,446,517
  Transfers for contract benefits and
   terminations.................................     (8,216,734)       (9,704,070)        (9,185)
  Contract maintenance charges..................       (194,931)         (120,601)            --
  Adjustments to net assets allocated to
   contracts in payout period...................             --                --             --
                                                   ------------    --------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions....................     26,247,203        19,516,732      1,437,332
                                                   ------------    --------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          3,503             1,500             49
                                                   ------------    --------------     ----------
Increase (Decrease) in Net Assets...............     38,436,904          (341,977)     1,474,156
Net Assets -- Beginning of Period...............     79,752,733        80,094,710             --
                                                   ------------    --------------     ----------
Net Assets -- End of Period.....................   $118,189,637    $   79,752,733     $1,474,156
                                                   ============    ==============     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                --             18
 Redeemed.......................................             --                --             (4)
                                                   ------------    --------------     ----------
 Net Increase (Decrease)........................             --                --             14
                                                   ------------    --------------     ----------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            457               450             --
 Redeemed.......................................           (201)             (284)            --
                                                   ------------    --------------     ----------
 Net Increase (Decrease)........................            256               166             --
                                                   ------------    --------------     ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA MODERATE
                                                              ALLOCATION
                                                 -------------------------------------
                                                        2009               2008
                                                 ------------------ ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    7,425,879     $   40,942,571
 Net realized gain (loss) on investments........       56,506,218         57,248,178
 Change in unrealized appreciation
  (depreciation) of investments.................      138,523,995       (539,334,183)
                                                   --------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................      202,456,092       (441,143,434)
                                                   --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      149,839,690        158,429,130
  Transfers between funds including
   guaranteed interest account, net.............      (20,297,442)       (33,272,842)
  Transfers for contract benefits and
   terminations.................................     (116,885,252)      (163,855,474)
  Contract maintenance charges..................       (1,788,380)        (1,463,668)
  Adjustments to net assets allocated to
   contracts in payout period...................         (509,566)         2,078,957
                                                   --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions....................       10,359,050        (38,083,897)
                                                   --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        1,776,634           (686,814)
                                                   --------------     --------------
Increase (Decrease) in Net Assets...............      214,591,776       (479,914,145)
Net Assets -- Beginning of Period...............    1,285,684,880      1,765,599,025
                                                   --------------     --------------
Net Assets -- End of Period.....................   $1,500,276,656     $1,285,684,880
                                                   ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            3,063              3,112
 Redeemed.......................................           (3,213)            (3,729)
                                                   --------------     --------------
 Net Increase (Decrease)........................             (150)              (617)
                                                   --------------     --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              512                419
 Redeemed.......................................             (265)              (299)
                                                   --------------     --------------
 Net Increase (Decrease)........................              247                120
                                                   --------------     --------------

                                                         AXA MODERATE-PLUS                 EQ/ALLIANCEBERNSTEIN
                                                             ALLOCATION                       INTERNATIONAL
                                                 ---------------------------------- ----------------------------------
                                                       2009              2008             2009              2008
                                                 ---------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   1,062,579    $     5,910,655   $   6,266,671    $    11,005,823
 Net realized gain (loss) on investments........      4,509,102         10,837,976     (60,112,404)         6,872,900
 Change in unrealized appreciation
  (depreciation) of investments.................    100,760,740       (214,979,717)    162,512,273       (494,553,038)
                                                  -------------    ---------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    106,332,421       (198,231,086)    108,666,540       (476,674,315)
                                                  -------------    ---------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    142,769,918        146,284,330      43,807,489         63,982,209
  Transfers between funds including
   guaranteed interest account, net.............      6,248,018         30,313,594     (28,773,650)       (38,651,182)
  Transfers for contract benefits and
   terminations.................................    (37,464,153)       (39,102,662)    (38,057,345)       (73,696,145)
  Contract maintenance charges..................     (1,314,750)          (893,634)       (597,404)          (653,989)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --        (215,407)         1,607,709
                                                  -------------    ---------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    110,239,033        136,601,628     (23,836,317)       (47,411,398)
                                                  -------------    ---------------   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         59,998                 --         248,594         (3,437,704)
                                                  -------------    ---------------   -------------    ---------------
Increase (Decrease) in Net Assets...............    216,631,452        (61,629,458)     85,078,817       (527,523,417)
Net Assets -- Beginning of Period...............    452,177,761        513,807,219     438,269,179        965,792,596
                                                  -------------    ---------------   -------------    ---------------
Net Assets -- End of Period.....................  $ 668,809,213    $   452,177,761   $ 523,347,996    $   438,269,179
                                                  =============    ===============   =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --             743                646
 Redeemed.......................................             --                 --            (911)              (931)
                                                  -------------    ---------------   -------------    ---------------
 Net Increase (Decrease)........................             --                 --            (168)              (285)
                                                  -------------    ---------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................          1,897              1,934             134                171
 Redeemed.......................................           (840)              (849)           (202)              (214)
                                                  -------------    ---------------   -------------    ---------------
 Net Increase (Decrease)........................          1,057              1,085             (68)               (43)
                                                  -------------    ---------------   -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/ALLIANCEBERNSTEIN
                                                          SMALL CAP GROWTH
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (2,492,226)   $    (3,902,536)
 Net realized gain (loss) on investments........    (28,313,781)       (10,692,739)
 Change in unrealized appreciation
  (depreciation) of investments.................     97,071,168       (155,495,800)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     66,265,161       (170,091,075)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     18,105,704         25,173,864
  Transfers between funds including
   guaranteed interest account, net.............     (8,247,878)       (16,720,827)
  Transfers for contract benefits and
   terminations.................................    (16,722,756)       (29,505,104)
  Contract maintenance charges..................       (290,412)          (305,569)
  Adjustments to net assets allocated to
   contracts in payout period...................       (362,480)           950,486
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (7,517,822)       (20,407,150)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        384,785           (806,239)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     59,132,124       (191,304,464)
Net Assets -- Beginning of Period...............    200,215,470        391,519,934
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 259,347,594    $   200,215,470
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            351                335
 Redeemed.......................................           (392)              (428)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (41)               (93)
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             68                 64
 Redeemed.......................................            (85)               (99)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (17)               (35)
                                                  -------------    ---------------

                                                         EQ/AXA FRANKLIN                 EQ/BLACKROCK BASIC
                                                      SMALL CAP VALUE CORE                  VALUE EQUITY
                                                 ------------------------------- ----------------------------------
                                                       2009            2008            2009              2008
                                                 --------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (22,892)   $     (21,218)  $   3,830,094    $     1,229,429
 Net realized gain (loss) on investments........    (2,088,015)      (1,222,983)    (23,704,481)       (10,123,326)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,465,660       (2,122,181)     89,803,308       (131,981,904)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     2,354,753       (3,366,382)     69,928,921       (140,875,801)
                                                  ------------    -------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,042,849        2,193,319      35,057,405         35,173,152
  Transfers between funds including
   guaranteed interest account, net.............       372,303        2,782,845       8,642,044        (15,090,411)
  Transfers for contract benefits and
   terminations.................................      (716,088)        (413,615)    (19,889,764)       (26,809,274)
  Contract maintenance charges..................       (12,222)          (9,204)       (311,759)          (293,875)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,686,842        4,553,345      23,497,926         (7,020,408)
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --            1,065           8,999                 --
                                                  ------------    -------------   -------------    ---------------
Increase (Decrease) in Net Assets...............     4,041,595        1,188,028      93,435,846       (147,896,209)
Net Assets -- Beginning of Period...............     7,589,880        6,401,852     235,312,265        383,208,474
                                                  ------------    -------------   -------------    ---------------
Net Assets -- End of Period.....................  $ 11,631,475    $   7,589,880   $ 328,748,111    $   235,312,265
                                                  ============    =============   =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               --              --                 --
 Redeemed.......................................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           115              126             472                362
 Redeemed.......................................           (89)             (74)           (305)              (390)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................            26               52             167                (28)
                                                  ------------    -------------   -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/BLACKROCK
                                                        INTERNATIONAL VALUE
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   1,751,443    $     2,603,270
 Net realized gain (loss) on investments........    (31,017,073)           906,649
 Change in unrealized appreciation
  (depreciation) of investments.................     85,045,272       (154,451,415)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     55,779,642       (150,941,496)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     28,604,304         36,599,874
  Transfers between funds including
   guaranteed interest account, net.............     (6,079,350)       (24,098,212)
  Transfers for contract benefits and
   terminations.................................    (15,813,505)       (22,285,075)
  Contract maintenance charges..................       (296,177)          (290,822)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      6,415,272        (10,074,235)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --            (53,997)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     62,194,914       (161,069,728)
Net Assets -- Beginning of Period...............    190,751,934        351,821,662
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 252,946,848    $   190,751,934
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            477                457
 Redeemed.......................................           (407)              (527)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             70                (70)
                                                  -------------    ---------------

                                                        EQ/BOSTON ADVISORS                   EQ/CALVERT
                                                          EQUITY INCOME                 SOCIALLY RESPONSIBLE
                                                 -------------------------------- --------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    591,009    $      553,627   $   (159,792)   $     (181,924)
 Net realized gain (loss) on investments........    (9,518,856)       (2,890,496)    (1,198,023)         (525,890)
 Change in unrealized appreciation
  (depreciation) of investments.................    14,328,905       (17,935,820)     5,547,751       (10,088,694)
                                                  ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     5,401,058       (20,272,689)     4,189,936       (10,796,508)
                                                  ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     7,411,670         7,847,391      3,017,850         3,316,280
  Transfers between funds including
   guaranteed interest account, net.............    (2,069,966)          (42,357)      (508,471)         (849,548)
  Transfers for contract benefits and
   terminations.................................    (2,910,080)       (3,305,461)      (654,146)         (959,285)
  Contract maintenance charges..................       (57,332)          (51,249)       (30,974)          (29,844)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................     2,374,292         4,448,324      1,824,259         1,477,603
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         5,711           (14,803)        99,998        (1,959,999)
                                                  ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............     7,781,061       (15,839,168)     6,114,193       (11,278,904)
Net Assets -- Beginning of Period...............    42,542,231        58,381,399     12,836,414        24,115,318
                                                  ------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 50,323,292    $   42,542,231   $ 18,950,607    $   12,836,414
                                                  ============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --                --
 Redeemed.......................................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           195               193             67                65
 Redeemed.......................................          (158)             (151)           (35)              (48)
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            37                42             32                17
                                                  ------------    --------------   ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/CAPITAL                        EQ/CAPITAL
                                                         GUARDIAN GROWTH                 GUARDIAN RESEARCH
                                                 ------------------------------- ----------------------------------
                                                       2009            2008            2009              2008
                                                 --------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (132,978)   $   (178,502)   $    (188,533)   $      (750,230)
 Net realized gain (loss) on investments........    (1,567,967)       (425,655)     (12,301,306)         6,787,176
 Change in unrealized appreciation
  (depreciation) of investments.................     5,776,621      (7,462,227)      50,010,433       (102,470,066)
                                                  ------------    ------------    -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     4,075,676      (8,066,384)      37,520,594        (96,433,120)
                                                  ------------    ------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,135,830       2,677,038       10,874,013         16,071,443
  Transfers between funds including
   guaranteed interest account, net.............       122,396         625,424      (10,097,645)       (22,302,307)
  Transfers for contract benefits and
   terminations.................................    (1,160,460)     (1,135,397)     (11,311,617)       (19,626,367)
  Contract maintenance charges..................       (17,593)        (15,922)        (154,313)          (167,850)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --               --                 --
                                                  ------------    ------------    -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,080,173       2,151,143      (10,689,562)       (26,025,081)
                                                  ------------    ------------    -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             4              --           19,999            (49,998)
                                                  ------------    ------------    -------------    ---------------
Increase (Decrease) in Net Assets...............     5,155,853      (5,915,241)      26,851,031       (122,508,199)
Net Assets -- Beginning of Period...............    12,178,949      18,094,190      134,399,929        256,908,128
                                                  ------------    ------------    -------------    ---------------
Net Assets -- End of Period.....................  $ 17,334,802    $ 12,178,949    $ 161,250,960    $   134,399,929
                                                  ============    ============    =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --               --                 --
 Redeemed.......................................            --              --               --                 --
                                                  ------------    ------------    -------------    ---------------
 Net Increase (Decrease)........................            --              --               --                 --
                                                  ------------    ------------    -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            83             109              183                209
 Redeemed.......................................           (60)            (77)            (305)              (439)
                                                  ------------    ------------    -------------    ---------------
 Net Increase (Decrease)........................            23              32             (122)              (230)
                                                  ------------    ------------    -------------    ---------------

                                                               EQ/COMMON
                                                            STOCK INDEX (i)
                                                 --------------------------------------
                                                        2009                2008
                                                 ------------------ -------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $   10,966,286    $      15,044,931
 Net realized gain (loss) on investments........     (184,477,707)         (65,116,116)
 Change in unrealized appreciation
  (depreciation) of investments.................      621,996,052       (1,473,150,946)
                                                   --------------    -----------------
 Net Increase (decrease) in net assets from
  operations....................................      448,484,631       (1,523,222,131)
                                                   --------------    -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       80,357,181          115,204,005
  Transfers between funds including
   guaranteed interest account, net.............      (81,900,605)        (193,747,968)
  Transfers for contract benefits and
   terminations.................................     (144,591,111)        (284,343,239)
  Contract maintenance charges..................       (1,956,130)          (2,113,730)
  Adjustments to net assets allocated to
   contracts in payout period...................       (1,619,845)          11,374,643
                                                   --------------    -----------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (149,710,510)        (353,626,289)
                                                   --------------    -----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        4,454,618          (10,895,584)
                                                   --------------    -----------------
Increase (Decrease) in Net Assets...............      303,228,739       (1,887,744,004)
Net Assets -- Beginning of Period...............    1,792,068,160        3,679,812,164
                                                   --------------    -----------------
Net Assets -- End of Period.....................   $2,095,296,899    $   1,792,068,160
                                                   ==============    =================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................              709                  759
 Redeemed.......................................           (1,381)              (1,971)
                                                   --------------    -----------------
 Net Increase (Decrease)........................             (672)              (1,212)
                                                   --------------    -----------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              151                  161
 Redeemed.......................................             (248)                (370)
                                                   --------------    -----------------
 Net Increase (Decrease)........................              (97)                (209)
                                                   --------------    -----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                            EQ/DAVIS NEW
                                                      EQ/CORE BOND INDEX (l)                YORK VENTURE
                                                 --------------------------------- -------------------------------
                                                       2009             2008             2009            2008
                                                 ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $  1,593,337    $   3,573,974    $    108,019    $    (47,871)
 Net realized gain (loss) on investments........     (5,279,756)      (4,122,185)     (2,139,605)     (1,281,484)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,877,623      (12,656,245)      6,587,138      (4,244,181)
                                                   ------------    -------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................        191,204      (13,204,456)      4,555,552      (5,573,536)
                                                   ------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     11,085,825       13,206,333       3,834,620       3,290,446
  Transfers between funds including
   guaranteed interest account, net.............     18,023,468      (18,239,438)      3,630,978       7,856,348
  Transfers for contract benefits and
   terminations.................................     (9,510,234)     (13,830,099)     (1,358,473)       (837,598)
  Contract maintenance charges..................       (143,800)        (130,276)        (15,604)         (7,190)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --              --              --
                                                   ------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     19,455,259      (18,993,480)      6,091,521      10,302,006
                                                   ------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          1,001               --           1,000           5,661
                                                   ------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets...............     19,647,464      (32,197,936)     10,648,073       4,734,131
Net Assets -- Beginning of Period...............    105,936,952      138,134,888      10,887,874       6,153,743
                                                   ------------    -------------    ------------    ------------
Net Assets -- End of Period.....................   $125,584,416    $ 105,936,952    $ 21,535,947    $ 10,887,874
                                                   ============    =============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --               --              --              --
 Redeemed.......................................             --               --              --              --
                                                   ------------    -------------    ------------    ------------
 Net Increase (Decrease)........................             --               --              --              --
                                                   ------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            437              204             168             179
 Redeemed.......................................           (267)            (375)            (74)            (56)
                                                   ------------    -------------    ------------    ------------
 Net Increase (Decrease)........................            170             (171)             94             123
                                                   ------------    -------------    ------------    ------------

                                                        EQ/EQUITY 500 INDEX
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   5,700,050    $     4,592,167
 Net realized gain (loss) on investments........    (52,814,287)       (15,349,915)
 Change in unrealized appreciation
  (depreciation) of investments.................    193,023,835       (365,439,040)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    145,909,598       (376,196,788)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     60,546,383         71,828,024
  Transfers between funds including
   guaranteed interest account, net.............    (20,778,700)       (41,819,827)
  Transfers for contract benefits and
   terminations.................................    (49,707,471)       (79,599,773)
  Contract maintenance charges..................       (777,626)          (800,310)
  Adjustments to net assets allocated to
   contracts in payout period...................       (438,827)         2,008,573
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (11,156,241)       (48,383,313)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        520,829         (1,986,759)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............    135,274,186       (426,566,860)
Net Assets -- Beginning of Period...............    599,770,954      1,026,337,814
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 735,045,140    $   599,770,954
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            593                577
 Redeemed.......................................           (640)              (728)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (47)              (151)
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            259                212
 Redeemed.......................................           (220)              (262)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             39                (50)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/EQUITY
                                                            GROWTH PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (1,166,977)   $    (1,059,144)
 Net realized gain (loss) on investments........    (29,472,950)         2,338,813
 Change in unrealized appreciation
  (depreciation) of investments.................    105,183,233       (182,613,673)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     74,543,306       (181,334,004)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     48,003,231         62,704,915
  Transfers between funds including
   guaranteed interest account, net.............    (19,600,439)         5,358,563
  Transfers for contract benefits and
   terminations.................................    (19,867,133)       (25,940,513)
  Contract maintenance charges..................       (430,689)          (401,683)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      8,104,970         41,721,282
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         66,000        364,650,099
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     82,714,276        225,037,377
Net Assets -- Beginning of Period...............    271,577,888         46,540,511
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 354,292,164    $   271,577,888
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            634                834
 Redeemed.......................................           (539)              (538)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             95                296
                                                  -------------    ---------------

                                                          EQ/EVERGREEN                      EQ/FRANKLIN
                                                              OMEGA                        CORE BALANCED
                                                 ------------------------------- ---------------------------------
                                                       2009            2008            2009             2008
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (331,305)   $   (172,226)   $    2,987,099   $    3,852,908
 Net realized gain (loss) on investments........    (1,964,016)       (887,219)      (10,048,926)      (6,074,193)
 Change in unrealized appreciation
  (depreciation) of investments.................    12,917,877      (7,134,040)       24,253,313      (27,747,139)
                                                  ------------    ------------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................    10,622,556      (8,193,485)       17,191,486      (29,968,424)
                                                  ------------    ------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,670,144       2,910,678         7,861,172       12,803,866
  Transfers between funds including
   guaranteed interest account, net.............    11,985,942        (671,200)       (1,763,011)      (2,142,548)
  Transfers for contract benefits and
   terminations.................................    (1,847,065)     (1,578,571)       (5,592,136)      (7,522,238)
  Contract maintenance charges..................       (31,556)        (25,166)          (83,441)         (61,469)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................    14,777,465         635,741           422,584        3,077,611
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --         (30,000)               --           22,156
                                                  ------------    ------------    --------------   --------------
Increase (Decrease) in Net Assets...............    25,400,021      (7,587,744)       17,614,070      (26,868,657)
Net Assets -- Beginning of Period...............    21,140,490      28,728,234        59,781,130       86,649,787
                                                  ------------    ------------    --------------   --------------
Net Assets -- End of Period.....................  $ 46,540,511    $ 21,140,490    $   77,395,200   $   59,781,130
                                                  ============    ============    ==============   ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --                --               --
 Redeemed.......................................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           278             113               231              334
 Redeemed.......................................           (99)           (103)             (226)            (314)
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................           179              10                 5               20
                                                  ------------    ------------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/FRANKLIN                   EQ/GAMCO MERGERS
                                                       TEMPLETON ALLOCATION              AND ACQUISITIONS
                                                 -------------------------------- -------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    449,871    $    1,127,732   $   (152,145)   $    (92,865)
 Net realized gain (loss) on investments........    (4,889,094)       (2,009,560)      (907,618)        (13,662)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,002,111       (14,564,276)     2,758,156      (1,945,925)
                                                  ------------    --------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     8,562,888       (15,446,104)     1,698,393      (2,052,452)
                                                  ------------    --------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     6,980,576        10,927,635      1,815,689       2,818,788
  Transfers between funds including
   guaranteed interest account, net.............      (778,433)        8,279,850       (160,098)     (1,148,320)
  Transfers for contract benefits and
   terminations.................................    (2,023,258)       (1,805,323)    (1,076,002)       (885,038)
  Contract maintenance charges..................       (69,111)          (47,453)       (13,488)         (9,933)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --              --
                                                  ------------    --------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     4,109,774        17,354,709        566,101         775,497
                                                  ------------    --------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        (2,903)              641             --              --
                                                  ------------    --------------   ------------    ------------
Increase (Decrease) in Net Assets...............    12,669,759         1,909,246      2,264,494      (1,276,955)
Net Assets -- Beginning of Period...............    29,736,396        27,827,150     11,617,872      12,894,827
                                                  ------------    --------------   ------------    ------------
Net Assets -- End of Period.....................  $ 42,406,155    $   29,736,396   $ 13,882,366    $ 11,617,872
                                                  ============    ==============   ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --              --
 Redeemed.......................................            --                --             --              --
                                                  ------------    --------------   ------------    ------------
 Net Increase (Decrease)........................            --                --             --              --
                                                  ------------    --------------   ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           183               295             43              55
 Redeemed.......................................          (122)              (86)           (38)            (48)
                                                  ------------    --------------   ------------    ------------
 Net Increase (Decrease)........................            61               209              5               7
                                                  ------------    --------------   ------------    ------------

                                                          EQ/GAMCO SMALL
                                                           COMPANY VALUE
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (1,216,351)   $    (833,973)
 Net realized gain (loss) on investments........    (11,392,879)         692,813
 Change in unrealized appreciation
  (depreciation) of investments.................     64,621,116      (46,509,043)
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     52,011,886      (46,650,203)
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     30,651,361       27,748,549
  Transfers between funds including
   guaranteed interest account, net.............     19,031,771       11,624,800
  Transfers for contract benefits and
   terminations.................................     (7,962,240)      (8,616,880)
  Contract maintenance charges..................       (201,351)        (139,044)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     41,519,541       30,617,425
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          7,997           28,542
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............     93,539,424      (16,004,236)
Net Assets -- Beginning of Period...............    111,588,854      127,593,090
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 205,128,278    $ 111,588,854
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................             --               --
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            633              507
 Redeemed.......................................           (272)            (260)
                                                  -------------    -------------
 Net Increase (Decrease)........................            361              247
                                                  -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/GLOBAL                  EQ/GLOBAL MULTI-SECTOR
                                                            BOND PLUS                          EQUITY
                                                 ------------------------------- -----------------------------------
                                                       2009            2008             2009              2008
                                                 --------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (237,942)   $  8,813,762    $       123,036   $    (5,250,282)
 Net realized gain (loss) on investments........    (4,943,074)        333,129       (116,820,508)      (14,419,836)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,288,641      (8,613,881)       243,702,267      (337,518,583)
                                                  ------------    ------------    ---------------   ---------------
 Net Increase (decrease) in net assets from
  operations....................................       107,625         533,010        127,004,795      (357,188,701)
                                                  ------------    ------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     9,223,504      11,555,180         45,121,733        57,710,557
  Transfers between funds including
   guaranteed interest account, net.............    (1,598,949)     24,007,773         11,810,676       (46,779,610)
  Transfers for contract benefits and
   terminations.................................    (4,527,373)     (4,367,775)       (23,012,961)      (35,089,115)
  Contract maintenance charges..................       (43,569)        (21,598)          (419,322)         (403,165)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                 --                --
                                                  ------------    ------------    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,053,613      31,173,580         33,500,126       (24,561,333)
                                                  ------------    ------------    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          41,321             21,999          (103,030)
                                                  ------------    ------------    ---------------   ---------------
Increase (Decrease) in Net Assets...............     3,161,238      31,747,911        160,526,920      (381,853,064)
Net Assets -- Beginning of Period...............    54,613,677      22,865,766        253,222,835       635,075,899
                                                  ------------    ------------    ---------------   ---------------
Net Assets -- End of Period.....................  $ 57,774,915    $ 54,613,677    $   413,749,755   $   253,222,835
                                                  ============    ============    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --                 --                --
 Redeemed.......................................            --              --                 --                --
                                                  ------------    ------------    ---------------   ---------------
 Net Increase (Decrease)........................            --              --                 --                --
                                                  ------------    ------------    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           218             609                961               956
 Redeemed.......................................          (194)           (339)              (720)           (1,059)
                                                  ------------    ------------    ---------------   ---------------
 Net Increase (Decrease)........................            24             270                241              (103)
                                                  ------------    ------------    ---------------   ---------------

                                                           EQ/INTERMEDIATE
                                                        GOVERNMENT BOND INDEX
                                                 -----------------------------------
                                                       2009              2008
                                                 ---------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (101,172)    $  2,567,323
 Net realized gain (loss) on investments........     (1,005,660)        (565,335)
 Change in unrealized appreciation
  (depreciation) of investments.................     (2,789,862)         871,480
                                                  -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     (3,896,694)       2,873,468
                                                  -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,352,319       11,582,938
  Transfers between funds including
   guaranteed interest account, net.............     (8,439,136)       1,361,797
  Transfers for contract benefits and
   terminations.................................    (12,873,607)     (17,359,434)
  Contract maintenance charges..................       (129,075)        (112,074)
  Adjustments to net assets allocated to
   contracts in payout period...................        (10,285)          27,591
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (13,099,784)      (4,499,182)
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         21,453          (20,060)
                                                  -------------     ------------
Increase (Decrease) in Net Assets...............    (16,975,025)      (1,645,774)
Net Assets -- Beginning of Period...............    120,621,014      122,266,788
                                                  -------------     ------------
Net Assets -- End of Period.....................  $ 103,645,989     $120,621,014
                                                  =============     ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             81              163
 Redeemed.......................................           (132)            (186)
                                                  -------------     ------------
 Net Increase (Decrease)........................            (51)             (23)
                                                  -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             40               79
 Redeemed.......................................            (71)             (84)
                                                  -------------     ------------
 Net Increase (Decrease)........................            (31)              (5)
                                                  -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/INTERNATIONAL                  EQ/INTERNATIONAL
                                                             CORE PLUS                          GROWTH
                                                 --------------------------------- --------------------------------
                                                       2009             2008             2009            2008
                                                 ---------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   1,976,632    $      325,471   $     17,853    $     (108,925)
 Net realized gain (loss) on investments........    (15,797,207)       (5,191,666)    (6,212,258)       (3,281,634)
 Change in unrealized appreciation
  (depreciation) of investments.................     42,867,149       (54,193,771)    16,734,146       (14,766,721)
                                                  -------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     29,046,574       (59,059,966)    10,539,741       (18,157,280)
                                                  -------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     19,179,981        15,550,576      5,170,839         6,293,250
  Transfers between funds including
   guaranteed interest account, net.............      7,042,584         9,540,290      6,073,936         2,798,332
  Transfers for contract benefits and
   terminations.................................     (5,744,878)       (7,693,350)    (2,083,058)       (2,438,762)
  Contract maintenance charges..................       (111,556)         (105,397)       (35,192)          (25,745)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                --             --                --
                                                  -------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................     20,366,131        17,292,119      9,126,525         6,627,075
                                                  -------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            101            10,002            501             8,003
                                                  -------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............     49,412,806       (41,757,845)    19,666,767       (11,522,202)
Net Assets -- Beginning of Period...............     75,317,423       117,075,268     25,879,388        37,401,590
                                                  -------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 124,730,229    $   75,317,423   $ 45,546,155    $   25,879,388
                                                  =============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                --             --                --
 Redeemed.......................................             --                --             --                --
                                                  -------------    --------------   ------------    --------------
 Net Increase (Decrease)........................             --                --             --                --
                                                  -------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            429               362            188               180
 Redeemed.......................................           (198)             (221)          (104)             (138)
                                                  -------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            231               141             84                42
                                                  -------------    --------------   ------------    --------------

                                                            EQ/JPMORGAN
                                                        VALUE OPPORTUNITIES
                                                 ----------------------------------
                                                        2009             2008
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    65,629      $      249,999
 Net realized gain (loss) on investments........    (6,715,882)         (2,995,119)
 Change in unrealized appreciation
  (depreciation) of investments.................    16,766,280         (22,076,352)
                                                   -----------      --------------
 Net Increase (decrease) in net assets from
  operations....................................    10,116,027         (24,821,472)
                                                   -----------      --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,673,602           4,855,022
  Transfers between funds including
   guaranteed interest account, net.............      (576,747)         (4,840,477)
  Transfers for contract benefits and
   terminations.................................    (3,397,901)         (5,774,319)
  Contract maintenance charges..................       (49,916)            (50,500)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                  --
                                                   -----------      --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (350,962)         (5,810,274)
                                                   -----------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        15,000             (14,999)
                                                   -----------      --------------
Increase (Decrease) in Net Assets...............     9,780,065         (30,646,745)
Net Assets -- Beginning of Period...............    34,201,365          64,848,110
                                                   -----------      --------------
Net Assets -- End of Period.....................   $43,981,430      $   34,201,365
                                                   ===========      ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                  --
 Redeemed.......................................            --                  --
                                                   -----------      --------------
 Net Increase (Decrease)........................            --                  --
                                                   -----------      --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            82                  65
 Redeemed.......................................           (86)               (116)
                                                   -----------      --------------
 Net Increase (Decrease)........................            (4)                (51)
                                                   -----------      --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/LARGE CAP                     EQ/LARGE CAP
                                                            CORE PLUS                      GROWTH INDEX
                                                 ------------------------------- ---------------------------------
                                                       2009            2008            2009             2008
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    371,322    $    (121,341)   $    844,673    $  (1,335,334)
 Net realized gain (loss) on investments........    (2,126,717)        (670,634)     (1,593,693)       4,067,252
 Change in unrealized appreciation
  (depreciation) of investments.................     4,338,927       (5,301,246)     29,855,204      (55,074,446)
                                                  ------------    -------------    ------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,583,532       (6,093,221)     29,106,184      (52,342,528)
                                                  ------------    -------------    ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,456,402        1,320,883       7,614,089        9,599,691
  Transfers between funds including
   guaranteed interest account, net.............       180,437          285,015       1,924,632       (5,913,078)
  Transfers for contract benefits and
   terminations.................................      (731,133)      (1,215,245)     (8,052,547)     (11,688,324)
  Contract maintenance charges..................       (12,491)         (12,113)       (141,027)        (137,871)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --               --
                                                  ------------    -------------    ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       893,215          378,540       1,345,147       (8,139,582)
                                                  ------------    -------------    ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          (35,000)          4,480               --
                                                  ------------    -------------    ------------    -------------
Increase (Decrease) in Net Assets...............     3,476,747       (5,749,681)     30,455,811      (60,482,110)
Net Assets -- Beginning of Period...............     9,865,218       15,614,899      85,381,729      145,863,839
                                                  ------------    -------------    ------------    -------------
Net Assets -- End of Period.....................  $ 13,341,965    $   9,865,218    $115,837,540    $  85,381,729
                                                  ============    =============    ============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               --              --               --
 Redeemed.......................................            --               --              --               --
                                                  ------------    -------------    ------------    -------------
 Net Increase (Decrease)........................            --               --              --               --
                                                  ------------    -------------    ------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            55               52             352              332
 Redeemed.......................................           (42)             (48)           (338)            (461)
                                                  ------------    -------------    ------------    -------------
 Net Increase (Decrease)........................            13                4              14             (129)
                                                  ------------    -------------    ------------    -------------

                                                            EQ/LARGE CAP
                                                            GROWTH PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     (52,338)   $    (3,143,101)
 Net realized gain (loss) on investments........      4,395,817         19,106,098
 Change in unrealized appreciation
  (depreciation) of investments.................     53,287,739       (136,936,125)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     57,631,218       (120,973,128)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     13,247,955         18,447,472
  Transfers between funds including
   guaranteed interest account, net.............     (7,766,371)       (14,291,967)
  Transfers for contract benefits and
   terminations.................................    (15,211,531)       (24,397,661)
  Contract maintenance charges..................       (297,686)          (301,773)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (10,027,633)       (20,543,929)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         10,000            (10,000)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     47,613,585       (141,527,057)
Net Assets -- Beginning of Period...............    181,511,917        323,038,974
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 229,125,502    $   181,511,917
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            220                292
 Redeemed.......................................           (314)              (450)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (94)              (158)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP
                                                            VALUE INDEX
                                                 ----------------------------------
                                                       2009             2008
                                                 --------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    945,924     $      21,882
 Net realized gain (loss) on investments........    (5,087,664)       (2,502,240)
 Change in unrealized appreciation
  (depreciation) of investments.................     6,368,390        (8,932,464)
                                                  ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,226,650       (11,412,822)
                                                  ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,393,733         2,580,692
  Transfers between funds including
   guaranteed interest account, net.............     1,296,612        (2,440,801)
  Transfers for contract benefits and
   terminations.................................      (669,832)         (887,373)
  Contract maintenance charges..................       (13,475)          (14,772)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --
                                                  ------------     -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,007,038          (762,254)
                                                  ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         5,905             2,999
                                                  ------------     -------------
Increase (Decrease) in Net Assets...............     5,239,593       (12,172,077)
Net Assets -- Beginning of Period...............     8,765,596        20,937,673
                                                  ------------     -------------
Net Assets -- End of Period.....................  $ 14,005,189     $   8,765,596
                                                  ============     =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --
 Redeemed.......................................            --                --
                                                  ------------     -------------
 Net Increase (Decrease)........................            --                --
                                                  ------------     -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           140                93
 Redeemed.......................................           (70)              (96)
                                                  ------------     -------------
 Net Increase (Decrease)........................            70                (3)
                                                  ------------     -------------

                                                            EQ/LARGE CAP                     EQ/LORD ABBETT
                                                             VALUE PLUS                     GROWTH AND INCOME
                                                 ----------------------------------- -------------------------------
                                                        2009              2008             2009            2008
                                                 ----------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     8,097,046   $    19,085,314   $    (62,129)   $     37,868
 Net realized gain (loss) on investments........     (142,478,704)     (117,593,521)    (3,127,465)     (1,134,120)
 Change in unrealized appreciation
  (depreciation) of investments.................      264,371,449      (513,769,969)     5,375,606      (5,128,693)
                                                  ---------------   ---------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      129,989,791      (612,278,176)     2,186,012      (6,224,945)
                                                  ---------------   ---------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       65,300,641       100,501,570      2,131,966       2,828,588
  Transfers between funds including
   guaranteed interest account, net.............      (58,079,170)     (143,263,597)       184,098      (1,398,885)
  Transfers for contract benefits and
   terminations.................................      (58,098,050)     (115,761,488)      (802,277)       (955,928)
  Contract maintenance charges..................         (951,413)       (1,079,734)       (14,760)        (13,272)
  Adjustments to net assets allocated to
   contracts in payout period...................         (236,505)        3,533,417             --              --
                                                  ---------------   ---------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (52,064,497)     (156,069,832)     1,499,027         460,503
                                                  ---------------   ---------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          223,504        (3,373,572)            --           5,801
                                                  ---------------   ---------------   ------------    ------------
Increase (Decrease) in Net Assets...............       78,148,798      (771,721,580)     3,685,039      (5,758,641)
Net Assets -- Beginning of Period...............      735,678,744     1,507,400,324     10,627,674      16,386,315
                                                  ---------------   ---------------   ------------    ------------
Net Assets -- End of Period.....................  $   813,827,542   $   735,678,744   $ 14,312,713    $ 10,627,674
                                                  ===============   ===============   ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            1,074             1,191             --              --
 Redeemed.......................................           (1,536)           (2,292)            --              --
                                                  ---------------   ---------------   ------------    ------------
 Net Increase (Decrease)........................             (462)           (1,101)            --              --
                                                  ---------------   ---------------   ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................               96               139             84              57
 Redeemed.......................................             (310)             (497)           (62)            (52)
                                                  ---------------   ---------------   ------------    ------------
 Net Increase (Decrease)........................             (214)             (358)            22               5
                                                  ---------------   ---------------   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/LORD ABBETT                      EQ/MID CAP
                                                         LARGE CAP CORE                        INDEX
                                                 ------------------------------- ----------------------------------
                                                       2009            2008            2009              2008
                                                 --------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (74,359)   $       1,586   $    (338,953)   $    (1,064,335)
 Net realized gain (loss) on investments........    (1,816,047)        (425,713)    (40,669,534)       (23,613,317)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,813,281       (2,745,634)    110,973,205       (161,627,766)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     3,922,875       (3,169,761)     69,964,718       (186,305,418)
                                                  ------------    -------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,570,092        1,635,333      36,006,276         47,861,638
  Transfers between funds including
   guaranteed interest account, net.............     8,778,284        4,283,668      (9,039,437)       (11,999,398)
  Transfers for contract benefits and
   terminations.................................    (1,115,240)        (788,437)    (14,510,895)       (21,219,660)
  Contract maintenance charges..................       (10,743)          (6,477)       (316,583)          (309,206)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    11,222,393        5,124,087      12,139,361         14,333,374
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          (998)             999          17,496             22,499
                                                  ------------    -------------   -------------    ---------------
Increase (Decrease) in Net Assets...............    15,144,270        1,955,325      82,121,575       (171,949,545)
Net Assets -- Beginning of Period...............     9,066,965        7,111,640     192,207,761        364,157,306
                                                  ------------    -------------   -------------    ---------------
Net Assets -- End of Period.....................  $ 24,211,235    $   9,066,965   $ 274,329,336    $   192,207,761
                                                  ============    =============   =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               --              --                 --
 Redeemed.......................................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           179               82             700                753
 Redeemed.......................................           (56)             (32)           (513)              (601)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................           123               50             187                152
                                                  ------------    -------------   -------------    ---------------

                                                             EQ/MID CAP
                                                       VALUE PLUS ( c )(d)(e)
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     145,995    $       435,390
 Net realized gain (loss) on investments........    (72,416,519)       (55,468,925)
 Change in unrealized appreciation
  (depreciation) of investments.................    148,390,156       (118,369,545)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     76,119,632       (173,403,080)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     32,240,140         37,717,701
  Transfers between funds including
   guaranteed interest account, net.............    114,492,846        (44,608,955)
  Transfers for contract benefits and
   terminations.................................    (22,360,432)       (33,265,557)
  Contract maintenance charges..................       (412,799)          (394,671)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    123,959,755        (40,551,482)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         30,000             21,000
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............    200,109,387       (213,933,562)
Net Assets -- Beginning of Period...............    244,407,864        458,341,426
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 444,517,251    $   244,407,864
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................          1,454                371
 Redeemed.......................................           (561)              (671)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            893               (300)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MONEY MARKET
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (1,893,787)   $   2,020,304
 Net realized gain (loss) on investments........        (81,776)        (105,815)
 Change in unrealized appreciation
  (depreciation) of investments.................        130,919          100,827
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     (1,844,644)       2,015,316
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     24,397,113       24,573,323
  Transfers between funds including
   guaranteed interest account, net.............    (35,149,702)      28,779,595
  Transfers for contract benefits and
   terminations.................................    (42,419,301)     (51,631,565)
  Contract maintenance charges..................       (202,077)        (146,495)
  Adjustments to net assets allocated to
   contracts in payout period...................         56,415          (85,946)
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (53,317,552)       1,488,912
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (106,546)          95,514
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............    (55,268,742)       3,599,742
Net Assets -- Beginning of Period...............    195,663,091      192,063,349
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 140,394,349    $ 195,663,091
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            958            2,329
 Redeemed.......................................         (1,874)          (2,591)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (916)            (262)
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            415              535
 Redeemed.......................................           (501)            (437)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (86)              98
                                                  -------------    -------------

                                                           EQ/MONTAG &                   EQ/MUTUAL LARGE
                                                         CALDWELL GROWTH                    CAP EQUITY
                                                 ------------------------------- --------------------------------
                                                       2009            2008            2009            2008
                                                 --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (211,189)   $   (212,465)   $   (279,098)   $      771,836
 Net realized gain (loss) on investments........    (2,553,089)     (2,187,194)     (4,674,128)       (2,664,102)
 Change in unrealized appreciation
  (depreciation) of investments.................     9,435,395      (6,482,375)     10,705,264       (12,846,304)
                                                  ------------    ------------    ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     6,671,117      (8,882,034)      5,752,038       (14,738,570)
                                                  ------------    ------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,006,913       3,534,098       4,096,697         6,114,633
  Transfers between funds including
   guaranteed interest account, net.............     4,465,376      12,247,140      (1,506,298)       (2,037,978)
  Transfers for contract benefits and
   terminations.................................    (1,504,471)     (1,776,822)     (1,928,874)       (2,382,273)
  Contract maintenance charges..................       (21,796)        (11,477)        (42,596)          (32,373)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --              --                --
                                                  ------------    ------------    ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................     6,946,022      13,992,939         618,929         1,662,009
                                                  ------------    ------------    ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --           1,101             8,189
                                                  ------------    ------------    ------------    --------------
Increase (Decrease) in Net Assets...............    13,617,139       5,110,905       6,372,068       (13,068,372)
Net Assets -- Beginning of Period...............    19,750,705      14,639,800      23,076,976        36,145,348
                                                  ------------    ------------    ------------    --------------
Net Assets -- End of Period.....................  $ 33,367,844    $ 19,750,705    $ 29,449,044    $   23,076,976
                                                  ============    ============    ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --              --                --
 Redeemed.......................................            --              --              --                --
                                                  ------------    ------------    ------------    --------------
 Net Increase (Decrease)........................            --              --              --                --
                                                  ------------    ------------    ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           158             225             105               134
 Redeemed.......................................           (87)           (115)            (92)             (120)
                                                  ------------    ------------    ------------    --------------
 Net Increase (Decrease)........................            71             110              13                14
                                                  ------------    ------------    ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/OPPENHEIMER
                                                             GLOBAL
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (88,575)   $     11,928
 Net realized gain (loss) on investments........    (2,156,868)     (1,225,486)
 Change in unrealized appreciation
  (depreciation) of investments.................     7,354,325      (5,554,854)
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     5,108,882      (6,768,412)
                                                  ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,062,593       3,472,311
  Transfers between funds including
   guaranteed interest account, net.............     3,113,608       2,249,822
  Transfers for contract benefits and
   terminations.................................      (865,014)     (1,202,951)
  Contract maintenance charges..................       (20,153)        (13,991)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     6,291,034       4,505,191
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         1,002           1,820
                                                  ------------    ------------
Increase (Decrease) in Net Assets...............    11,400,918      (2,261,401)
Net Assets -- Beginning of Period...............    10,889,194      13,150,595
                                                  ------------    ------------
Net Assets -- End of Period.....................  $ 22,290,112    $ 10,889,194
                                                  ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                  ------------    ------------
 Net Increase (Decrease)........................            --              --
                                                  ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           141              98
 Redeemed.......................................           (59)            (52)
                                                  ------------    ------------
 Net Increase (Decrease)........................            82              46
                                                  ------------    ------------

                                                           EQ/PIMCO ULTRA                       EQ/QUALITY
                                                          SHORT BOND (f)(g)                   BOND PLUS (k)
                                                 ----------------------------------- --------------------------------
                                                        2009              2008             2009             2008
                                                 ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................    $    (97,510)    $   1,743,603    $   3,063,740    $   5,580,890
 Net realized gain (loss) on investments........      (4,972,669)        6,390,577       (3,894,674)      (2,216,272)
 Change in unrealized appreciation
  (depreciation) of investments.................       9,671,573       (15,964,235)       6,292,433      (14,353,793)
                                                    ------------     -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................       4,601,394        (7,830,055)       5,461,499      (10,989,175)
                                                    ------------     -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      22,968,380        21,724,530       10,118,024       11,477,523
  Transfers between funds including
   guaranteed interest account, net.............      29,709,823        45,788,530       32,898,494      (13,079,901)
  Transfers for contract benefits and
   terminations.................................      (9,750,798)       (7,996,391)     (14,372,410)     (19,732,261)
  Contract maintenance charges..................        (101,405)          (53,255)        (146,458)        (128,661)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                --           31,581           44,573
                                                    ------------     -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      42,826,000        59,463,414       28,529,231      (21,418,727)
                                                    ------------     -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           4,499            11,378           16,459          (69,622)
                                                    ------------     -------------    -------------    -------------
Increase (Decrease) in Net Assets...............      47,431,893        51,644,737       34,007,189      (32,477,524)
Net Assets -- Beginning of Period...............     100,326,821        48,682,084      124,796,503      157,274,027
                                                    ------------     -------------    -------------    -------------
Net Assets -- End of Period.....................    $147,758,714     $ 100,326,821    $ 158,803,692    $ 124,796,503
                                                    ============     =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................               6                --              260              105
 Redeemed.......................................              (4)               --             (149)            (193)
                                                    ------------     -------------    -------------    -------------
 Net Increase (Decrease)........................               2                --              111              (88)
                                                    ------------     -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             774               962              140               33
 Redeemed.......................................            (404)             (435)             (69)             (79)
                                                    ------------     -------------    -------------    -------------
 Net Increase (Decrease)........................             370               527               71              (46)
                                                    ------------     -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/SMALL COMPANY
                                                             INDEX (j)
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     274,559    $    (588,820)
 Net realized gain (loss) on investments........    (21,088,359)       4,874,963
 Change in unrealized appreciation
  (depreciation) of investments.................     51,365,509      (62,108,789)
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     30,551,709      (57,822,646)
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     20,808,435       22,772,789
  Transfers between funds including
   guaranteed interest account, net.............      5,394,008       (8,420,076)
  Transfers for contract benefits and
   terminations.................................     (7,753,526)      (8,831,460)
  Contract maintenance charges..................       (167,130)        (161,290)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     18,281,787        5,359,963
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --          (27,998)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............     48,833,496      (52,490,681)
Net Assets -- Beginning of Period...............    110,189,668      162,680,349
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 159,023,164    $ 110,189,668
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................             --               --
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            414              285
 Redeemed.......................................           (230)            (234)
                                                  -------------    -------------
 Net Increase (Decrease)........................            184               51
                                                  -------------    -------------

                                                         EQ/T. ROWE PRICE                   EQ/TEMPLETON
                                                           GROWTH STOCK                    GLOBAL EQUITY
                                                 -------------------------------- --------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (889,733)   $     (930,152)  $     76,000    $       99,037
 Net realized gain (loss) on investments........    (4,848,544)         (131,541)    (4,057,509)       (2,428,990)
 Change in unrealized appreciation
  (depreciation) of investments.................    30,073,682       (37,069,536)     9,908,524       (10,487,063)
                                                  ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................    24,335,405       (38,131,229)     5,927,015       (12,817,016)
                                                  ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    12,985,343        10,946,289      4,722,644         5,051,837
  Transfers between funds including
   guaranteed interest account, net.............    11,732,775        (1,031,510)       506,006        (2,090,738)
  Transfers for contract benefits and
   terminations.................................    (4,498,889)       (5,325,640)    (1,591,054)       (1,566,660)
  Contract maintenance charges..................       (94,131)          (89,851)       (39,597)          (28,772)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................    20,125,098         4,499,288      3,597,999         1,365,667
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            85             6,970             --             7,920
                                                  ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............    44,460,588       (33,624,971)     9,525,014       (11,443,429)
Net Assets -- Beginning of Period...............    52,446,816        86,071,787     18,452,933        29,896,362
                                                  ------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 96,907,404    $   52,446,816   $ 27,977,947    $   18,452,933
                                                  ============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --                --
 Redeemed.......................................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           422               217            140               121
 Redeemed.......................................          (167)             (163)           (86)             (106)
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................           255                54             54                15
                                                  ------------    --------------   ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/UBS GROWTH
                                                             AND INCOME
                                                 ----------------------------------
                                                       2009             2008
                                                 --------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (70,559)    $     (21,667)
 Net realized gain (loss) on investments........    (3,485,462)       (1,543,509)
 Change in unrealized appreciation
  (depreciation) of investments.................     8,247,785        (9,581,713)
                                                  ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................     4,691,764       (11,146,889)
                                                  ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,240,756         3,469,064
  Transfers between funds including
   guaranteed interest account, net.............      (318,043)       (2,963,933)
  Transfers for contract benefits and
   terminations.................................      (870,796)       (1,446,424)
  Contract maintenance charges..................       (16,975)          (17,163)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --
                                                  ------------     -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,034,942          (958,456)
                                                  ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         2,502             1,049
                                                  ------------     -------------
Increase (Decrease) in Net Assets...............     5,729,208       (12,104,296)
Net Assets -- Beginning of Period...............    15,016,414        27,120,710
                                                  ------------     -------------
Net Assets -- End of Period.....................  $ 20,745,622     $  15,016,414
                                                  ============     =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --
 Redeemed.......................................            --                --
                                                  ------------     -------------
 Net Increase (Decrease)........................            --                --
                                                  ------------     -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            81                78
 Redeemed.......................................           (69)              (87)
                                                  ------------     -------------
 Net Increase (Decrease)........................            12                (9)
                                                  ------------     -------------

                                                           EQ/VAN KAMPEN                    EQ/VAN KAMPEN
                                                             COMSTOCK                       MID CAP GROWTH
                                                 --------------------------------- --------------------------------
                                                       2009             2008             2009            2008
                                                 --------------- ----------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     31,498     $   120,789      $   (673,100)   $     (567,833)
 Net realized gain (loss) on investments........    (4,087,514)     (2,237,923)       (9,832,944)       (5,364,733)
 Change in unrealized appreciation
  (depreciation) of investments.................     8,047,463      (6,432,976)       32,631,370       (21,638,650)
                                                  ------------     -----------      ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     3,991,447      (8,550,110)       22,125,326       (27,571,216)
                                                  ------------     -----------      ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,480,897       3,446,282        12,720,890        10,165,703
  Transfers between funds including
   guaranteed interest account, net.............      (503,073)     (2,062,294)       21,101,585         6,483,358
  Transfers for contract benefits and
   terminations.................................    (1,108,468)     (1,471,672)       (3,114,451)       (2,962,897)
  Contract maintenance charges..................       (21,790)        (21,946)          (56,178)          (33,318)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --                --
                                                  ------------     -----------      ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................       847,566        (109,630)       30,651,846        13,652,846
                                                  ------------     -----------      ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         2,776           6,915              (174)            6,502
                                                  ------------     -----------      ------------    --------------
Increase (Decrease) in Net Assets...............     4,841,789      (8,652,825)       52,776,998       (13,911,868)
Net Assets -- Beginning of Period...............    14,152,818      22,805,643        32,051,020        45,962,888
                                                  ------------     -----------      ------------    --------------
Net Assets -- End of Period.....................  $ 18,994,607     $14,152,818      $ 84,828,018    $   32,051,020
                                                  ============     ===========      ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --                --                --
 Redeemed.......................................            --              --                --                --
                                                  ------------     -----------      ------------    --------------
 Net Increase (Decrease)........................            --              --                --                --
                                                  ------------     -----------      ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            88              92               473               281
 Redeemed.......................................           (75)            (94)             (195)             (183)
                                                  ------------     -----------      ------------    --------------
 Net Increase (Decrease)........................            13              (2)              278                98
                                                  ------------     -----------      ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                       AGGRESSIVE EQUITY (h)
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (2,857,970)   $    (3,736,259)
 Net realized gain (loss) on investments........    (31,688,872)       (20,690,817)
 Change in unrealized appreciation
  (depreciation) of investments.................    177,657,200       (366,004,140)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    143,110,358       (390,431,216)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     18,437,033         23,165,807
  Transfers between funds including
   guaranteed interest account, net.............     25,233,474        (35,161,040)
  Transfers for contract benefits and
   terminations.................................    (37,973,023)       (66,082,504)
  Contract maintenance charges..................       (639,419)          (661,914)
  Adjustments to net assets allocated to
   contracts in payout period...................       (176,126)         1,063,682
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      4,881,939        (77,675,969)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        346,960         (1,321,033)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............    148,339,257       (469,428,218)
Net Assets -- Beginning of Period...............    413,712,536        883,140,754
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 562,051,793    $   413,712,536
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................          1,211                596
 Redeemed.......................................         (1,359)            (1,594)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (148)              (998)
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            185                 19
 Redeemed.......................................            (39)               (45)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            146                (26)
                                                  -------------    ---------------

                                                          MULTIMANAGER                     MULTIMANAGER
                                                            CORE BOND                  INTERNATIONAL EQUITY
                                                 ------------------------------- ---------------------------------
                                                       2009            2008            2009             2008
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  1,768,689    $  2,696,190    $      202,953   $      242,038
 Net realized gain (loss) on investments........       (25,331)      1,348,504       (14,665,823)      (1,361,053)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,241,851      (3,335,396)       31,165,901      (56,360,085)
                                                  ------------    ------------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................     4,985,209         709,298        16,703,031      (57,479,100)
                                                  ------------    ------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     8,873,186       6,490,427         7,159,602       11,103,928
  Transfers between funds including
   guaranteed interest account, net.............     9,345,287         113,612        (4,596,150)      (6,183,307)
  Transfers for contract benefits and
   terminations.................................    (7,887,303)     (7,613,690)       (5,041,720)      (8,325,761)
  Contract maintenance charges..................       (73,700)        (61,519)          (77,559)         (82,564)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................    10,257,470      (1,071,170)       (2,555,827)      (3,487,704)
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          11,592             1,002          (24,003)
                                                  ------------    ------------    --------------   --------------
Increase (Decrease) in Net Assets...............    15,242,679        (350,280)       14,148,206      (60,990,807)
Net Assets -- Beginning of Period...............    71,749,186      72,099,466        60,756,575      121,747,382
                                                  ------------    ------------    --------------   --------------
Net Assets -- End of Period.....................  $ 86,991,865    $ 71,749,186    $   74,904,781   $   60,756,575
                                                  ============    ============    ==============   ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               2                --                2
 Redeemed.......................................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................            --               2                --                2
                                                  ------------    ------------    --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           257             187               169              212
 Redeemed.......................................          (173)           (197)             (188)            (238)
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................            84             (10)              (19)             (26)
                                                  ------------    ------------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                       LARGE CAP CORE EQUITY
                                                 ----------------------------------
                                                        2009             2008
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    17,756      $     (136,216)
 Net realized gain (loss) on investments........    (1,670,626)           (481,982)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,106,848          (8,184,660)
                                                   -----------      --------------
 Net Increase (decrease) in net assets from
  operations....................................     3,453,978          (8,802,858)
                                                   -----------      --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,059,958           1,657,381
  Transfers between funds including
   guaranteed interest account, net.............      (401,734)         (1,441,425)
  Transfers for contract benefits and
   terminations.................................    (1,263,018)         (1,576,235)
  Contract maintenance charges..................       (15,353)            (15,866)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                  --
                                                   -----------      --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (620,147)         (1,376,145)
                                                   -----------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              96,736
                                                   -----------      --------------
Increase (Decrease) in Net Assets...............     2,833,831         (10,082,267)
Net Assets -- Beginning of Period...............    12,198,543          22,280,810
                                                   -----------      --------------
Net Assets -- End of Period.....................   $15,032,374      $   12,198,543
                                                   ===========      ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                  --
 Redeemed.......................................            --                  --
                                                   -----------      --------------
 Net Increase (Decrease)........................            --                  --
                                                   -----------      --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            31                  34
 Redeemed.......................................           (40)                (48)
                                                   -----------      --------------
 Net Increase (Decrease)........................            (9)                (14)
                                                   -----------      --------------

                                                            MULTIMANAGER                      MULTIMANAGER
                                                          LARGE CAP GROWTH                   LARGE CAP VALUE
                                                 ---------------------------------- ---------------------------------
                                                        2009             2008             2009             2008
                                                 ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $  (275,776)     $     (437,699)  $      295,512   $      110,243
 Net realized gain (loss) on investments........    (5,059,702)         (3,315,911)     (11,180,615)      (5,067,234)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,076,430         (15,952,502)      20,794,326      (25,359,359)
                                                   -----------      --------------   --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................     7,740,952         (19,706,112)       9,909,223      (30,316,350)
                                                   -----------      --------------   --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,872,116           3,816,955        5,665,350        8,471,601
  Transfers between funds including
   guaranteed interest account, net.............      (993,420)             31,877       (3,530,882)       2,006,290
  Transfers for contract benefits and
   terminations.................................    (2,409,841)         (2,706,097)      (4,250,320)      (6,228,160)
  Contract maintenance charges..................       (30,872)            (32,791)         (56,280)         (49,782)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                  --               --               --
                                                   -----------      --------------   --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (562,017)          1,109,944       (2,172,132)       4,199,949
                                                   -----------      --------------   --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          (1,116,590)              --       (1,560,464)
                                                   -----------      --------------   --------------   --------------
Increase (Decrease) in Net Assets...............     7,178,935         (19,712,758)       7,737,091      (27,676,865)
Net Assets -- Beginning of Period...............    22,692,321          42,405,079       47,933,654       75,610,519
                                                   -----------      --------------   --------------   --------------
Net Assets -- End of Period.....................   $29,871,256      $   22,692,321   $   55,670,745   $   47,933,654
                                                   ===========      ==============   ==============   ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                   4               --               --
 Redeemed.......................................            --                  --               --               --
                                                   -----------      --------------   --------------   --------------
 Net Increase (Decrease)........................            --                   4               --               --
                                                   -----------      --------------   --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           104                 134              135              210
 Redeemed.......................................          (112)               (126)            (151)            (184)
                                                   -----------      --------------   --------------   --------------
 Net Increase (Decrease)........................            (8)                  8              (16)              26
                                                   -----------      --------------   --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           MULTIMANAGER                     MULTIMANAGER
                                                          MID CAP GROWTH                   MID CAP VALUE
                                                 -------------------------------- --------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (677,654)   $     (889,679)  $    877,879    $     (478,338)
 Net realized gain (loss) on investments........    (7,898,488)       (4,727,009)    (7,157,528)       (6,185,419)
 Change in unrealized appreciation
  (depreciation) of investments.................    26,837,470       (32,293,955)    23,852,581       (18,143,462)
                                                  ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................    18,261,328       (37,910,643)    17,572,932       (24,807,219)
                                                  ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,292,698         7,275,667      4,311,813         5,327,381
  Transfers between funds including
   guaranteed interest account, net.............      (999,843)       (6,823,073)       701,266        (4,520,086)
  Transfers for contract benefits and
   terminations.................................    (4,153,693)       (5,369,316)    (4,195,560)       (5,179,487)
  Contract maintenance charges..................       (66,555)          (70,364)       (50,915)          (48,183)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................        72,607        (4,987,086)       766,604        (4,420,375)
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           (20,002)            --           (19,700)
                                                  ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............    18,333,935       (42,917,731)    18,339,536       (29,247,294)
Net Assets -- Beginning of Period...............    46,116,330        89,034,061     41,918,854        71,166,148
                                                  ------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 64,450,265    $   46,116,330   $ 60,258,390    $   41,918,854
                                                  ============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --                 2
 Redeemed.......................................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            --                --             --                 2
                                                  ------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           147               140            131               122
 Redeemed.......................................          (146)             (191)          (122)             (157)
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................             1               (51)             9               (35)
                                                  ------------    --------------   ------------    --------------

                                                           MULTIMANAGER
                                                         MULTI-SECTOR BOND
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   3,832,757    $  12,115,604
 Net realized gain (loss) on investments........    (12,151,717)      (7,676,025)
 Change in unrealized appreciation
  (depreciation) of investments.................     17,477,411      (44,090,725)
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................      9,158,451      (39,651,146)
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,653,887       12,118,971
  Transfers between funds including
   guaranteed interest account, net.............     (5,179,465)     (21,323,165)
  Transfers for contract benefits and
   terminations.................................    (11,932,764)     (17,009,932)
  Contract maintenance charges..................       (147,198)        (148,052)
  Adjustments to net assets allocated to
   contracts in payout period...................            160          207,213
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (8,605,380)     (26,154,965)
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         29,841         (399,211)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............        582,912      (66,205,322)
Net Assets -- Beginning of Period...............    115,432,094      181,637,416
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 116,015,006    $ 115,432,094
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             90               92
 Redeemed.......................................           (136)            (196)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (46)            (104)
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             52               35
 Redeemed.......................................            (73)            (121)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (21)             (86)
                                                  -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           MULTIMANAGER                     MULTIMANAGER
                                                         SMALL CAP GROWTH                  SMALL CAP VALUE
                                                 -------------------------------- ---------------------------------
                                                       2009            2008             2009             2008
                                                 --------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (464,519)   $     (585,714)  $    (253,507)   $  (1,461,431)
 Net realized gain (loss) on investments........    (9,302,045)       (6,442,404)    (23,315,753)     (17,089,715)
 Change in unrealized appreciation
  (depreciation) of investments.................    20,585,009       (17,548,296)     47,397,830      (44,901,384)
                                                  ------------    --------------   -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................    10,818,445       (24,576,414)     23,828,570      (63,452,530)
                                                  ------------    --------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,031,268         7,363,875      12,365,671       17,532,581
  Transfers between funds including
   guaranteed interest account, net.............    (1,919,174)       (7,364,300)     (7,549,850)     (20,248,391)
  Transfers for contract benefits and
   terminations.................................    (2,172,643)       (3,013,139)     (7,147,211)     (10,403,918)
  Contract maintenance charges..................       (53,522)          (54,819)       (153,150)        (173,558)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --              --               --
                                                  ------------    --------------   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       885,929        (3,068,383)     (2,484,540)     (13,293,286)
                                                  ------------    --------------   -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       175,001           225,000              --               --
                                                  ------------    --------------   -------------    -------------
Increase (Decrease) in Net Assets...............    11,879,375       (27,419,797)     21,344,030      (76,745,816)
Net Assets -- Beginning of Period...............    32,222,420        59,642,217      97,824,870      174,570,686
                                                  ------------    --------------   -------------    -------------
Net Assets -- End of Period.....................  $ 44,101,795    $   32,222,420   $ 119,168,900    $  97,824,870
                                                  ============    ==============   =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --              --               --
 Redeemed.......................................            --                --              --               --
                                                  ------------    --------------   -------------    -------------
 Net Increase (Decrease)........................            --                --              --               --
                                                  ------------    --------------   -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           139               139             181              158
 Redeemed.......................................          (126)             (162)           (200)            (242)
                                                  ------------    --------------   -------------    -------------
 Net Increase (Decrease)........................            13               (23)            (19)             (84)
                                                  ------------    --------------   -------------    -------------

                                                           MULTIMANAGER
                                                            TECHNOLOGY
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $ (1,106,589)   $  (1,302,169)
 Net realized gain (loss) on investments........     (7,655,403)        (991,154)
 Change in unrealized appreciation
  (depreciation) of investments.................     47,160,006      (58,526,063)
                                                   ------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     38,398,014      (60,819,386)
                                                   ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,377,531       10,213,289
  Transfers between funds including
   guaranteed interest account, net.............      9,930,444       (5,483,936)
  Transfers for contract benefits and
   terminations.................................     (6,965,312)      (8,848,939)
  Contract maintenance charges..................       (108,956)        (103,683)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                   ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     11,233,707       (4,223,269)
                                                   ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --         (113,499)
                                                   ------------    -------------
Increase (Decrease) in Net Assets...............     49,631,721      (65,156,154)
Net Assets -- Beginning of Period...............     64,726,599      129,882,753
                                                   ------------    -------------
Net Assets -- End of Period.....................   $114,358,320    $  64,726,599
                                                   ============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                2
 Redeemed.......................................             --               --
                                                   ------------    -------------
 Net Increase (Decrease)........................             --                2
                                                   ------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            498              392
 Redeemed.......................................           (365)            (438)
                                                   ------------    -------------
 Net Increase (Decrease)........................            133              (46)
                                                   ------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     TARGET 2015 ALLOCATION
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    407,394    $    239,502
 Net realized gain (loss) on investments........    (1,667,357)       (908,634)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,479,083      (3,370,653)
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,219,120      (4,039,785)
                                                  ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,955,744       4,156,745
  Transfers between funds including
   guaranteed interest account, net.............     1,707,506       2,861,462
  Transfers for contract benefits and
   terminations.................................    (1,085,372)       (676,636)
  Contract maintenance charges..................       (12,940)         (7,039)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,564,938       6,334,532
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --
                                                  ------------    ------------
Increase (Decrease) in Net Assets...............     5,784,058       2,294,747
Net Assets -- Beginning of Period...............    10,141,774       7,847,027
                                                  ------------    ------------
Net Assets -- End of Period.....................  $ 15,925,832    $ 10,141,774
                                                  ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                  ------------    ------------
 Net Increase (Decrease)........................            --              --
                                                  ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            89             106
 Redeemed.......................................           (46)            (45)
                                                  ------------    ------------
 Net Increase (Decrease)........................            43              61
                                                  ------------    ------------

                                                     TARGET 2025 ALLOCATION          TARGET 2035 ALLOCATION
                                                 ------------------------------- -------------------------------
                                                       2009            2008            2009            2008
                                                 --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    502,501    $    225,982     $   365,842    $     137,400
 Net realized gain (loss) on investments........    (1,444,446)       (423,203)       (907,256)        (119,430)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,003,872      (4,418,097)      3,133,847       (3,230,970)
                                                  ------------    ------------     -----------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     3,061,927      (4,615,318)      2,592,433       (3,213,000)
                                                  ------------    ------------     -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,270,879       4,480,942       5,366,641        4,726,204
  Transfers between funds including
   guaranteed interest account, net.............     1,684,898       2,132,379         428,501        1,015,628
  Transfers for contract benefits and
   terminations.................................      (647,665)       (516,259)       (457,657)        (252,062)
  Contract maintenance charges..................       (27,142)        (15,152)        (41,283)         (23,181)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --              --               --
                                                  ------------    ------------     -----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     6,280,970       6,081,910       5,296,202        5,466,589
                                                  ------------    ------------     -----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           701             569              --            4,998
                                                  ------------    ------------     -----------    -------------
Increase (Decrease) in Net Assets...............     9,343,598       1,467,161       7,888,635        2,258,587
Net Assets -- Beginning of Period...............    10,694,287       9,227,126       6,994,816        4,736,229
                                                  ------------    ------------     -----------    -------------
Net Assets -- End of Period.....................  $ 20,037,885    $ 10,694,287     $14,883,451    $   6,994,816
                                                  ============    ============     ===========    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --              --               --
 Redeemed.......................................            --              --              --               --
                                                  ------------    ------------     -----------    -------------
 Net Increase (Decrease)........................            --              --              --               --
                                                  ------------    ------------     -----------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           109              92              91               69
 Redeemed.......................................           (30)            (29)            (19)             (12)
                                                  ------------    ------------     -----------    -------------
 Net Increase (Decrease)........................            79              63              72               57
                                                  ------------    ------------     -----------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        TARGET 2045 ALLOCATION
                                                   ---------------------------------
                                                         2009              2008
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................     $   245,229      $     75,780
 Net realized gain (loss) on investments........        (919,291)         (246,276)
 Change in unrealized appreciation
  (depreciation) of investments.................       2,602,775        (2,231,300)
                                                     -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................       1,928,713        (2,401,796)
                                                     -----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       3,448,464         3,292,200
  Transfers between funds including
   guaranteed interest account, net.............         262,090           654,126
  Transfers for contract benefits and
   terminations.................................        (254,300)         (238,227)
  Contract maintenance charges..................         (35,251)          (18,498)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                --
                                                     -----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       3,421,003         3,689,601
                                                     -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           1,002                --
                                                     -----------      ------------
Increase (Decrease) in Net Assets...............       5,350,718         1,287,805
Net Assets -- Beginning of Period...............       4,692,005         3,404,200
                                                     -----------      ------------
Net Assets -- End of Period.....................     $10,042,723      $  4,692,005
                                                     ===========      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................              --                --
 Redeemed.......................................              --                --
                                                     -----------      ------------
 Net Increase (Decrease)........................              --                --
                                                     -----------      ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              66                51
 Redeemed.......................................             (18)              (11)
                                                     -----------      ------------
 Net Increase (Decrease)........................              48                40
                                                     -----------      ------------

-------
(a)  Units were made available for sale on July 10, 2009.
(b)  Units were made available for sale on September 30, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(d) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(f) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(g) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(h) Multimanager Aggressive Equity replaced for Multimanager Health Care due to a fund merger on September 18,2009.
(i) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(j) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(k) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(l) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(m)  Units were made available for sale on September 18, 2009.

The accompanying notes are an integral part of these financial statements.



                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2009

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following separate Variable Investment Options:

   AXA Premier VIP Trust*
   ----------------------
   o AXA Aggressive Allocation
   o AXA Balanced Strategy
   o AXA Conservative Allocation
   o AXA Conservative Growth Strategy
   o AXA Conservative Strategy
   o AXA Conservative-Plus Allocation
   o AXA Growth Strategy
   o AXA Moderate Allocation
   o AXA Moderate Growth Strategy
   o AXA Moderate-Plus Allocation
   o Multimanager Aggressive Equity
   o Multimanager Core Bond
   o Multimanager International Equity
   o Multimanager Large Cap Core Equity
   o Multimanager Large Cap Growth
   o Multimanager Large Cap Value
   o Multimanager Mid Cap Growth
   o Multimanager Mid Cap Value
   o Multimanager Multi-Sector Bond(1)
   o Multimanager Small Cap Growth
   o Multimanager Small Cap Value
   o Multimanager Technology
   o Target 2015 Allocation
   o Target 2025 Allocation
   o Target 2035 Allocation
   o Target 2045 Allocation

   EQ Advisors Trust*
   ------------------
   o All Asset Allocation
   o EQ/AllianceBernstein International
   o EQ/AllianceBernstein Small Cap Growth
   o EQ/AXA Franklin Small Cap Value Core(2)
   o EQ/BlackRock Basic Value Equity
   o EQ/BlackRock International Value
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian Research
   o EQ/Common Stock Index(3)
   o EQ/Core Bond Index(4)
   o EQ/Davis New York Venture
   o EQ/Equity 500 Index
   o EQ/Equity Growth PLUS(5)
   o EQ/Evergreen Omega
   o EQ/Frankin Core Balanced(6)
   o EQ/Franklin Templeton Allocation(7)
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/Global Bond PLUS(8)
   o EQ/Global Multi-Sector Equity(9)
   o EQ/Intermediate Government Bond Index(10)
   o EQ/International Core PLUS
   o EQ/International Growth
   o EQ/JPMorgan Value Opportunities
   o EQ/Large Cap Core PLUS
   o EQ/Large Cap Growth Index
   o EQ/Large Cap Growth PLUS
   o EQ/Large Cap Value Index
   o EQ/Large Cap Value PLUS
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Mid Cap Index
   o EQ/Mid Cap Value PLUS
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/Mutual Large Cap Equity(11)
   o EQ/Oppenheimer Global
   o EQ/PIMCO Ultra Short Bond(12)
   o EQ/Quality Bond PLUS
   o EQ/Small Company Index
   o EQ/T. Rowe Price Growth Stock
   o EQ/Templeton Global Equity(13)
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Mid Cap Growth


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

1. Organization (Concluded)

----------
   (1)  Formerly known as Multimanager High Yield
   (2)  Formerly known as EQ/Franklin Small Cap Value
   (3)  Formerly known as EQ/AllianceBernstein Common Stock
   (4)  Formerly known as EQ/JPMorgan Core Bond
   (5) Fund was renamed twice this year. EQ/Marsico Focus was former name, until 05/01/09 when name changed to EQ/Focus PLUS. On 09/18/09 the second change resulted in the current name.
   (6) Fund was renamed twice this year. EQ/Franklin Income was former name, until 05/01/09 when name changed to EQ/AXA Franklin Income Core. On 09/18/09 the second change resulted in the current name.
   (7) Fund was renamed twice this year. EQ/Franklin Templeton Founding Strategy was former name, until 05/01/09 when name changed to EQ/AXA Franklin Templeton Founding Strategy Core. On 09/18/09 the second name change resulted in the current name.
   (8)  Formerly known as EQ/Evergreen International Bond
   (9)  Formerly known as EQ/Van Kampen Emerging Markets Equity
   (10) Formerly known as EQ/AllianceBernstein Intermediate Government
        Securities
   (11) Fund was renamed twice this year. EQ/Mutual Shares was former name, until 05/01/09 when name changed to EQ/AXA Mutual Shares Core. On 09/18/09 the second name change resulted in the current name.
   (12) Formerly known as EQ/PIMCO Real Return
   (13) Fund was renamed twice this year. EQ/Templeton Growth was former name, until 05/01/09 name changed to EQ/AXA Templeton Growth Core. On 09/18/09 the second name change resulted in the current name.

        * An affiliate of AXA Equitable provides advisory services to one or more Portfolios of the Trust.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

   Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners.

   In the normal course of business, the variable investment options of the Variable Account enter into contracts that may include agreements to indemnify another party under given circumstances. The variable investment options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the variable investment options of the Variable Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Effective April 1, 2009, and as further described in Note 3 of the financial statements, the Account implemented the new guidance related to Fair Value Measurements and Disclosures. This modification retains the "exit price" objective of fair value measurement and provides additional guidance for estimating fair value when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This guidance also references guidance on distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Implementation


                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

2. Significant Accounting Policies (Concluded)

   of the revised guidance did not have an impact on the net assets of the Account.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders and death benefits.

   Payments received from Contractowners represent participant contributions under EQUI-VEST Series 100 through 801, EQUI-VEST Vantage Series 900, EQUI-VEST Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST At Retirement, Crossings(SM) (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under:

   o EQUI-VEST Series 100 through 801
   o EQUI-VEST Vantage Series 900
   o EQUI-VEST Strategies Series 900 and 901
   o Momentum
   o Momentum Plus
   o Crossings(SM)

   Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under:

   o EQUI-VEST Series 100 through 801
   o EQUI-VEST Strategies Series 900 and 901
   o EQUIPLAN
   o Old Contracts

   Included in contract maintenance charges are administrative charges, if applicable, that are deducted quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no


                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

2. Significant Accounting Policies (Concluded)

   federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. The Variable Investment Options may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

   As of December 31, 2009 the Account did not hold any investments with significant unobservable inputs (Level 3).


4. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:


                                                    Purchases        Sales
                                                 -------------- --------------
All ASSET ALLOCATION..........................    $  2,072,263   $     11,804
AXA AGGRESSIVE ALLOCATION.....................     134,917,666     40,037,288
AXA BALANCED STRATEGY.........................       6,104,184        127,728
AXA CONSERVATIVE ALLOCATION...................      42,465,015     22,388,603
AXA CONSERVATIVE GROWTH STRATEGY..............       1,287,648        175,410
AXA CONSERVATIVE STRATEGY.....................         441,504        167,582
AXA CONSERVATIVE-PLUS ALLOCATION..............      55,296,275     21,794,348
AXA GROWTH STRATEGY...........................       1,854,643        401,549
AXA MODERATE ALLOCATION.......................     255,140,400    142,676,555
AXA MODERATE-PLUS ALLOCATION..................     258,354,229     93,609,861
EQ/ALLIANCEBERNSTEIN INTERNATIONAL............      83,878,841    101,164,647
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.........      50,745,313     60,288,915
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..........       7,940,511      6,276,561
EQ/BLACKROCK BASIC VALUE EQUITY...............      74,920,400     47,583,382
EQ/BLACKROCK INTERNATIONAL VALUE..............      52,210,280     44,050,175
EQ/BOSTON ADVISORS EQUITY INCOME..............      16,677,241     13,704,941
EQ/CALVERT SOCIALLY RESPONSIBLE...............       3,887,949      2,223,483
EQ/CAPITAL GUARDIAN GROWTH....................       4,170,942      3,223,743
EQ/CAPITAL GUARDIAN RESEARCH..................      15,999,761     26,877,857
EQ/COMMON STOCK INDEX.........................     195,827,221    329,688,658
EQ/CORE BOND INDEX............................      50,770,164     29,720,577
EQ/DAVIS NEW YORK VENTURE.....................      11,084,569      4,884,029
EQ/EQUITY 500 INDEX...........................     149,745,067    152,941,246
EQ/EQUITY GROWTH PLUS.........................      68,597,242     61,593,248

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

4. Purchases and Sales of Investments (Concluded)


                                                   Purchases        Sales
                                                -------------- --------------
EQ/EVERGREEN OMEGA...........................    $ 22,625,192   $  8,179,032
EQ/FRANKLIN CORE BALANCED....................      21,699,864     18,290,181
EQ/FRANKLIN TEMPLETON ALLOCATION.............      12,725,988      8,166,341
EQ/GAMCO MERGERS AND ACQUISITIONS............       4,663,363      4,186,512
EQ/GAMCO SMALL COMPANY VALUE.................      73,096,288     32,776,112
EQ/GLOBAL BOND PLUS..........................      25,051,633     22,041,937
EQ/GLOBAL MULTI-SECTOR EQUITY................     131,030,121     97,324,961
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........      19,894,597     33,114,367
EQ/INTERNATIONAL CORE PLUS...................      42,148,969     19,806,105
EQ/INTERNATIONAL GROWTH......................      20,741,396     11,596,518
EQ/JPMORGAN VALUE OPPORTUNITIES..............       8,166,772      8,452,105
EQ/LARGE CAP CORE PLUS.......................       4,321,496      3,056,959
EQ/LARGE CAP GROWTH INDEX....................      21,705,995     19,516,176
EQ/LARGE CAP GROWTH PLUS.....................      24,799,157     34,879,128
EQ/LARGE CAP VALUE INDEX.....................       7,195,858      3,239,396
EQ/LARGE CAP VALUE PLUS......................     104,091,086    147,816,917
EQ/LORD ABBETT GROWTH AND INCOME.............       6,345,064      4,908,166
EQ/LORD ABBETT LARGE CAP CORE................      16,463,543      5,315,507
EQ/MID CAP INDEX.............................      52,860,491     41,039,087
EQ/MID CAP VALUE PLUS........................     189,441,653     65,333,295
EQ/MONEY MARKET..............................      77,582,399    132,830,607
EQ/MONTAG & CALDWELL GROWTH..................      15,433,210      8,698,377
EQ/MUTUAL LARGE CAP EQUITY...................       6,955,351      6,614,419
EQ/OPPENHEIMER GLOBAL........................      11,107,303      4,902,842
EQ/PIMCO ULTRA SHORT BOND....................      88,147,846     45,117,757
EQ/QUALITY BOND PLUS.........................      67,293,565     35,728,231
EQ/SMALL COMPANY INDEX.......................      44,065,675     25,509,438
EQ/T. ROWE PRICE GROWTH STOCK................      32,659,317     13,423,955
EQ/TEMPLETON GLOBAL EQUITY...................       9,852,949      6,178,939
EQ/UBS GROWTH AND INCOME.....................       6,781,265      5,813,380
EQ/VAN KAMPEN COMSTOCK.......................       6,625,538      5,740,973
EQ/VAN KAMPEN MID CAP GROWTH.................      51,058,410     21,079,665
MULTIMANAGER AGGRESSIVE EQUITY...............      59,602,865     57,378,195
MULTIMANAGER CORE BOND.......................      35,185,366     22,966,594
MULTIMANAGER INTERNATIONAL EQUITY............      18,147,012     20,498,884
MULTIMANAGER LARGE CAP CORE EQUITY...........       2,788,245      3,390,636
MULTIMANAGER LARGE CAP GROWTH................       6,613,427      7,451,219
MULTIMANAGER LARGE CAP VALUE.................      12,844,304     14,720,924
MULTIMANAGER MID CAP GROWTH..................      11,031,422     11,636,627
MULTIMANAGER MID CAP VALUE...................      14,327,570     12,683,088
MULTIMANAGER MULTI-SECTOR BOND...............      22,791,212     27,563,973
MULTIMANAGER SMALL CAP GROWTH................      11,060,416     10,639,005
MULTIMANAGER SMALL CAP VALUE.................      21,619,830     24,357,877
MULTIMANAGER TECHNOLOGY......................      41,061,257     30,934,139
TARGET 2015 ALLOCATION.......................       7,896,580      3,898,680
TARGET 2025 ALLOCATION.......................       9,272,590      2,448,531
TARGET 2035 ALLOCATION.......................       7,264,652      1,559,742
TARGET 2045 ALLOCATION.......................       5,087,001      1,380,069


                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

   AXA Equitable and its affiliates serves as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.07% to a high of 1.19% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with Distributors.

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations

   In 2009, several fund reorganizations were made within EQ Advisors Trust, and corresponding reorganizations were made within the Variable Investment Options of the Account. In these reorganizations, certain Portfolios of EQ Advisors Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQ Advisors Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were merged with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). Contractholders of the Removed Investment Options received interests in the Surviving Investment Options with a value equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.


-----------------------------------------------------------------------------------------------------
                           Removed Portfolio                      Surviving Portfolio
-----------------------------------------------------------------------------------------------------
 September 11, 2009        EQ/Ariel Appreciation II               EQ/Mid Cap Value PLUS
                           EQ/Lord Abbett Mid Cap Value
                           EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------
                           EQ/Ariel Appreciation II
Shares -- Class B              407,995
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,833,978
Net Assets After Merger    $        --
                           EQ/Lord Abbett Mid Cap Value
Shares -- Class B            3,267,908
Value -- Class B           $      7.93
Net Assets Before Merger   $25,901,370
Net Assets After Merger    $        --
                           EQ/Van Kampen Real Estate
Shares -- Class B           17,692,343                               55,280,633
Value -- Class B           $      5.48                            $        7.74
Net Assets Before Merger   $96,899,897                            $ 301,159,559
Net Assets After Merger    $        --                            $ 427,794,804
-----------------------------------------------------------------------------------------------------
 September 11, 2009        EQ/AXA Rosenberg Value Long/Short      EQ/PIMCO Ultra Short Bond
                           Equity
                           EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------
                           EQ/AXA Rosenberg Value Long/Short
                           Equity
Shares -- Class B              750,697
Value -- Class B           $      8.60
Net Assets Before Merger   $ 6,455,994
Net Assets After Merger    $        --
                           EQ/Short Duration Bond
Shares -- Class B            1,829,135                               13,871,491
Value -- Class B           $      9.13                            $        9.95
Net Assets Before Merger   $16,692,783                            $ 114,836,052
Net Assets After Merger    $        --                            $ 137,984,829
-----------------------------------------------------------------------------------------------------
 September 18, 2009        Multimanager Health Care               Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------
Shares -- Class A            3,623,540                               20,044,984
Value -- Class A           $      9.21                            $       22.08
Shares -- Class B            1,056,833                                  791,741
Value -- Class B           $      9.02                            $       21.67
Net Assets Before Merger   $42,913,977                            $ 416,872,983
Net Assets After Merger    $        --                            $ 459,786,960
-----------------------------------------------------------------------------------------------------

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations (Concluded)


-----------------------------------------------------------------------------------------------------
                           Removed Portfolio                         Surviving Portfolio
-----------------------------------------------------------------------------------------------------
 September 18, 2009        EQ/Oppenheimer Main Street Opportunity    EQ/Common Stock Index
-----------------------------------------------------------------------------------------------------
Shares -- Class A              296,297                                   113,639,158
Value -- Class A            $     8.39                               $         13.64
Shares -- Class B              117,637                                     7,040,158
Value -- Class B            $     8.39                               $         13.55
Net Assets Before Merger    $3,474,284                               $ 1,642,374,045
Net Assets After Merger     $       --                               $ 1,645,848,329
-----------------------------------------------------------------------------------------------------
 September 18, 2009        EQ/Oppenheimer Main Street Small Cap      EQ/Small Company Index
                           Index
-----------------------------------------------------------------------------------------------------
Shares -- Class B            1,365,972                                    18,623,256
Value -- Class B           $      8.91                               $          8.40
Net Assets Before Merger   $12,171,930                               $   144,324,956
Net Assets After Merger    $        --                               $   156,496,886
-----------------------------------------------------------------------------------------------------
 September 25, 2009        EQ/Caywood Scholl High Yield Bond         EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class B            3,562,969                                     4,043,305
Value -- Class B           $      3.99                               $          9.19
Net Assets Before Merger   $14,233,273                               $    22,913,194
Net Assets After Merger    $        --                               $    37,146,467
-----------------------------------------------------------------------------------------------------
 September 25, 2009        EQ/Long Term Bond                         EQ/Core Bond Index
-----------------------------------------------------------------------------------------------------
Shares -- Class B            2,092,784                                    13,220,218
Value -- Class B           $     12.74                               $          9.62
Net Assets Before Merger   $26,671,839                               $   100,534,743
Net Assets After Merger    $        --                               $   127,206,582

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                           Mortality and                     Financial
                                           Expense Risks   Other Expenses   Accounting     Total
                                          --------------- ---------------- ------------ ----------
Old Contracts                             0.58%           0.16%              --           0.74%
-------------
EQUIPLAN Contracts                        0.58%           0.16%              --           0.74%
------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------
EQ/Money Market
EQ/Common Stock Index..................   0.56%           0.60%            0.24%          1.40%
All Other Funds........................   0.50%           0.60%            0.24%          1.34%
EQUI-VEST Series 200
--------------------
EQ/Money Market
EQ/Common Stock Index..................   1.15%           0.25%              --           1.40%
All Other Funds........................   1.09%           0.25%              --           1.34%
EQUI-VEST Series 201
--------------------
All Funds..............................   0.95%           0.25%              --           1.20%
EQUI-VEST Series 300 and 400 Contracts
--------------------------------------
EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation................   1.10%           0.25%              --           1.35%
All Other Funds........................   1.10%           0.24%              --           1.34%
Momentum Plus Contracts                   1.10%           0.25%              --           1.35%
-----------------------
EQUI-VEST Series 500 Contracts            1.20%           0.25%              --           1.45%
------------------------------

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Continued)


                                              Mortality and                     Financial
                                              Expense Risks   Other Expenses   Accounting   Total
                                             --------------- ---------------- ------------ ------
EQUI-VEST at Retirement and At Retirement      --              --             --             --
-------------------------------------------
1.30% All Funds...........................   0.80%           0.50%            --           1.30%
1.25% All Funds...........................   0.75%           0.50%            --           1.25%
EQUI-VEST Series 600 and 800 Contracts       0.95%           0.25%            --           1.20%
-------------------------------------------
EQUI-VEST Vantage Contracts
-------------------------------------------
0.90 All Funds............................   0.90%             --             --           0.90%
0.70 All Funds............................   0.70%             --             --           0.70%
0.50 All Funds............................   0.50%             --             --           0.50%
EQUI-VEST Strategies Contracts Series 900
-------------------------------------------
1.20% All Funds...........................   1.20%             --             --           1.20%
0.90% All Funds...........................   0.90%             --             --           0.90%
0.70% All Funds...........................   0.70%             --             --           0.70%
0.50% All Funds...........................   0.50%             --             --           0.50%
0.25% All Funds...........................   0.25%             --             --           0.25%
EQUI-VEST Strategies Contracts Series 901
-------------------------------------------
0.00% All Funds...........................    .00%             --             --           0.00%
0.25% All Funds...........................   0.25%             --             --           0.25%
0.50% All Funds...........................   0.50%             --             --           0.50%
0.70% All Funds...........................   0.70%             --             --           0.70%
0.80% All Funds...........................   0.80%             --             --           0.80%
0.90% All Funds...........................   0.90%             --             --           0.90%
1.00% All Funds...........................   1.00%             --             --           1.00%
1.10% All Funds...........................   1.10%             --             --           1.10%
EQUI-VEST Express Series 700 Contracts       0.70%           0.25%            --           0.95%
-------------------------------------------
EQUI-VEST Express Series 701 Contracts
-------------------------------------------
1.10% All Funds...........................   0.85%           0.25%            --           1.10%
EQUI-VEST Express Series 801 Contracts
-------------------------------------------
1.25% All Funds...........................   1.00%           0.25%            --           1.25%
Crossings(SM)
-------------------------------------------
1.10% Single life contracts...............   0.60%           0.50%            --           1.10%
1.25% Joint life contracts................   0.60%           0.65%            --           1.25%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200, EQUI-VEST Series 201, EQUI-VEST Vantage, EQUI-VEST Strategies Contracts for participants of the Teachers Retirement System of the State of Texas the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the Multimanager Technology EQ portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Concluded)

   deducted from the Contractowners account value.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.


                                                When charge
                 Charges                        is deducted
--------------------------------------   ------------------------
Charge for Trust expenses                Daily

Annual Administrative charge             Annual

Annual Policy fee                        Annual

Withdrawal Charge                        At time of transaction

Plan Loan charges                        At time of transaction

Annuity Payout option                    At time of transaction

Charge for third-party transfer or
exchange                                 At time of transaction

                                         Participation date
Enhanced death benefit charge            anniversary

Guaranteed Mininum Income Benefit

Guaranteed Withdrawal Benefit for Life

                 Charges                                      Amount deducted                           How deducted
---------------------------------------- --------------------------------------------------------- ----------------------
Charge for Trust expenses                Vary by Portfolio                                         Unit value

                                         $30 or during the first two contract years 2% of the
                                         account value (plus any prior withdrawal during the       Unit liquidation from
Annual Administrative charge             Contract Year) if less.                                   account value

                                         Low - Depending on account value, $50 if your
                                         account value on the last of the year is less than        Unit liquidation from
Annual Policy fee                        $100,000.                                                 account value

                                         High - Depending on account value, in Years 1 to
                                         2 lesser of $30 or 2% of account value, thereafter        Unit liquidation from
                                         $30.                                                      account value

                                         Low - 6% of withdrawals or contributions made in
                                         the current and prior five participation years,           Unit liquidation from
Withdrawal Charge                        whichever is less.                                        account value

                                         High - 6% of the amount withdrawn, generally
                                         declining for the first through the 12th contract
                                         year.

                                         Exceptions and limitations may eliminate or reduce
                                         the withdrawal charge.
                                                                                                   Unit liquidation from
Plan Loan charges                        $25 set-up fee and $6 quarterly recordkeeping fee         account value

                                                                                                   Unit liquidation from
Annuity Payout option                    $350 annuity administration fee                           account value

Charge for third-party transfer or                                                                 Unit liquidation from
exchange                                 $25                                                       account value

                                                                                                   Unit liquidation from
Enhanced death benefit charge            Low- 0.15% of account value                               account value
                                         High - 0.60% of account value
                                                                                                   Unit liquidation from
Guaranteed Mininum Income Benefit        0.65%                                                     account value

                                         Low- 0.60% for single life option;                        Unit liquidation from
Guaranteed Withdrawal Benefit for Life        0.75% for joint life option                          account value

                                         High- 0.75% for single life;
                                               0.90% for joint life


                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
All Asset Allocation
--------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (w)      $ 104.73
         Highest contract charge 1.45% Class B (w)     $ 104.43
         All contract charges
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 124.22
         Highest contract charge 1.45% Class B         $ 116.99
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  98.08
         Highest contract charge 1.45% Class B         $  93.26
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 162.11
         Highest contract charge 1.45% Class B         $ 155.64
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 153.46
         Highest contract charge 1.45% Class B         $ 148.76
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 130.82
         Highest contract charge 1.45% Class B         $ 128.03
         All contract charges                                --
AXA Balanced Strategy
---------------------
         Unit Value 1.10% to 1.25%*
  2009   Lowest contract charge 1.10% Class A (x)      $ 102.65
         Highest contract charge 1.25% Class A (x)     $ 102.60
         All contract charges
AXA Balanced Strategy
---------------------
         Unit Value 1.25% to 1.30%*
  2009   Lowest contract charge 1.25% Class B (v)      $ 110.45
         Highest contract charge 1.30% Class B (v)     $ 110.42
         All contract charges
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 118.67
         Highest contract charge 1.45% Class B         $ 111.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 108.60
         Highest contract charge 1.45% Class B         $ 103.26
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 122.65
         Highest contract charge 1.45% Class B         $ 117.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 116.51
         Highest contract charge 1.45% Class B         $ 112.94
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 110.08
         Highest contract charge 1.45% Class B         $ 107.73
         All contract charges                                --
AXA Conservative Growth Strategy
--------------------------------
         Unit Value 1.25% to 1.30%*
  2009   Lowest contract charge 1.25% Class B (v)      $ 109.25
         Highest contract charge 1.30% Class B (v)     $ 109.22
         All contract charges                                --

                                                  Years Ended December 31,
                              ----------------------------------------------------------------
                                      Units         Net Assets     Investment        Total
                               Outstanding (000s)     (000s)     Income Ratio**    Return***
                              -------------------- ------------ ---------------- -------------
All Asset Allocation
--------------------
  2009                                   --                --            --         2.75%
                                         --                --            --         2.47%
                                         20          $  2,043          4.20%
AXA Aggressive Allocation
-------------------------
  2009                                   --                --            --        26.65%
                                         --                --            --        25.44%
                                      2,255          $264,074          1.16%
  2008                                   --                --            --       (39.50)%
                                         --                --            --       (40.08)%
                                      1,573          $146,691          1.79%
  2007                                   --                --            --         5.64%
                                         --                --            --         4.62%
                                      1,034          $161,376          2.96%          --
  2006                                   --                --            --        17.31%
                                         --                --            --        16.19%
                                        517          $ 77,399          3.46%          --
  2005                                   --                --            --         7.52%
                                         --                --            --         6.50%
                                        178          $ 22,965          4.92%          --
AXA Balanced Strategy
---------------------
  2009                                   --                --            --         1.93%
                                         --                --            --         1.89%
                                          4          $    394          2.34%
AXA Balanced Strategy
---------------------
  2009                                   --                --            --        12.64%
                                         --                --            --        12.60%
                                         51          $  5,642          2.34%
AXA Conservative Allocation
---------------------------
  2009                                   --                --            --         9.27%
                                         --                --            --         8.24%
                                        701          $ 78,154          2.54%
  2008                                   --                --            --       (11.46)%
                                         --                --            --       (12.31)%
                                        539          $ 55,833          4.85%
  2007                                   --                --            --         5.27%
                                         --                --            --         4.26%
                                        378          $ 44,771          5.06%          --
  2006                                   --                --            --         5.84%
                                         --                --            --         4.83%
                                        167          $ 18,932          4.29%          --
  2005                                   --                --            --         1.93%
                                         --                --            --         0.96%
                                        112          $ 12,046          3.73%          --
AXA Conservative Growth Strategy
--------------------------------
  2009                                   --                --            --        10.60%
                                         --                --            --        10.58%
                                         10          $  1,140          1.96%          --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Conservative Strategy
-------------------------
         Unit Value 1.25% to 1.30%*
  2009   Lowest contract charge 1.25% Class B (v)      $ 105.46
         Highest contract charge 1.30% Class B (v)     $ 105.43
         All contract charges                                --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 119.17
         Highest contract charge 1.45% Class B         $ 112.23
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 104.67
         Highest contract charge 1.45% Class B         $  99.53
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 130.56
         Highest contract charge 1.45% Class B         $ 125.34
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 124.39
         Highest contract charge 1.45% Class B         $ 120.58
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 114.94
         Highest contract charge 1.45% Class B         $ 112.49
         All contract charges                                --
AXA Growth Strategy
-------------------
         Unit Value 1.10% to 1.25%*
  2009   Lowest contract charge 1.10% Class A (x)      $ 103.79
         Highest contract charge 1.25% Class A (x)     $ 103.74
         All contract charges                                --
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A          $  96.11
         Highest contract charge 1.45% Class A         $ 124.54
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  82.34
         Highest contract charge 1.45% Class A         $ 107.73
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 109.30
         Highest contract charge 1.45% Class A         $ 144.38
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 103.11
         Highest contract charge 1.45% Class A         $ 137.52
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 183.99
         Highest contract charge 1.45% Class A         $ 126.17
         All contract charges                                --
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 111.49
         Highest contract charge 1.30% Class B         $  92.97
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  95.76
         Highest contract charge 1.30% Class B (e)     $  80.49
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 127.43
         Highest contract charge 1.30% Class B (e)     $ 107.96
         All contract charges

                                                  Years Ended December 31,
                              -----------------------------------------------------------------
                                      Units         Net Assets     Investment         Total
                               Outstanding (000s)     (000s)     Income Ratio**     Return***
                              -------------------- ------------ ---------------- --------------
AXA Conservative Strategy
-------------------------
  2009                                   --                 --           --         5.67%
                                         --                 --           --         5.64%
                                          3         $      275         2.59%          --
AXA Conservative-Plus Allocation
--------------------------------
  2009                                   --                 --           --        13.85%
                                         --                 --           --        12.76%
                                      1,056         $  118,182         2.15%
  2008                                   --                 --           --       (19.83)%
                                         --                 --           --       (20.59)%
                                        800         $   79,752         3.64%
  2007                                   --                 --           --         4.96%
                                         --                 --           --         3.95%
                                        634         $   80,092         4.08%          --
  2006                                   --                 --           --         8.22%
                                         --                 --           --         7.18%
                                        342         $   41,475         4.04%          --
  2005                                   --                 --           --         2.73%
                                         --                 --           --         1.75%
                                        180         $   20,363         4.60%          --
AXA Growth Strategy
-------------------
  2009                                   --                 --           --         2.87%
                                         --                 --           --         2.84%
                                         14         $    1,474         1.76%          --
AXA Moderate Allocation
-----------------------
  2009                                   --                 --           --        16.72 %
                                         --                 --           --        15.60 %
                                     18,864         $1,310,255         1.65%
  2008                                   --                 --           --       (24.67)%
                                         --                 --           --       (25.38)%
                                     19,014         $1,142,587         3.70%
  2007                                   --                 --           --         6.00 %
                                         --                 --           --         4.99 %
                                     19,631         $1,586,678         3.35%          --
  2006                                   --                 --           --         3.11 %
                                         --                 --           --         9.00 %
                                     20,240         $1,557,101         2.84%          --
  2005                                   --                 --           --         4.11 %
                                         --                 --           --         3.53 %
                                     21,774         $1,543,159         2.54%          --
AXA Moderate Allocation
-----------------------
  2009                                   --                 --           --        16.43%
                                         --                 --           --        15.51%
                                      1,585         $  183,180         1.65%
  2008                                   --                 --           --       (24.85)%
                                         --                 --           --       (25.44)%
                                      1,338         $  136,760         3.70%
  2007                                   --                 --           --         5.73%
                                         --                 --           --         4.90%
                                      1,218         $  170,510         3.35%

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Moderate Allocation (Continued)
-----------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 120.52
         Highest contract charge 1.30% Class B (e)     $ 102.92
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 109.79
         Highest contract charge 1.20% Class B         $ 126.19
         All contract charges                                --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 126.77
         Highest contract charge 1.45% Class B         $ 119.39
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 104.47
         Highest contract charge 1.45% Class B         $  99.34
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 153.90
         Highest contract charge 1.45% Class B         $ 147.76
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 145.39
         Highest contract charge 1.45% Class B         $ 140.94
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 127.61
         Highest contract charge 1.45% Class B         $ 124.89
         All contract charges                                --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $  73.60
         Highest contract charge 1.45% Class A         $  94.48
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  58.05
         Highest contract charge 1.45% Class A         $  75.25
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 118.10
         Highest contract charge 1.45% Class A         $ 154.56
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 105.97
         Highest contract charge 1.45% Class A         $ 140.03
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 147.18
         Highest contract charge 1.45% Class A         $ 114.75
         All contract charges                                --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $  96.76
         Highest contract charge 1.30% Class B (e)     $  71.20
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  76.51
         Highest contract charge 1.30% Class B (e)     $  56.75
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 156.05
         Highest contract charge 1.30% Class B (e)     $ 116.66
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 140.38
         Highest contract charge 1.30% Class B (e)     $ 105.78
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
AXA Moderate Allocation (Continued)
-----------------------------------
  2006                                          --                --            --            9.77%
                                                --                --            --            2.92%
                                             1,009          $136,001          2.84%             --
  2005                                          --                --            --            4.27%
                                                --                --            --            3.54%
                                               916          $113,231          2.54%             --
AXA Moderate-Plus Allocation
----------------------------
  2009                                          --                --            --           21.35%
                                                --                --            --           20.18%
                                             5,622          $668,768          1.48%
  2008                                          --                --            --          (32.12)%
                                                --                --            --          (32.77)%
                                             4,565          $452,172          2.45%
  2007                                          --                --            --            5.85%
                                                --                --            --            4.84%
                                             3,480          $513,806          3.38%             --
  2006                                          --                --            --           13.93%
                                                --                --            --           12.85%
                                             1,886          $267,414          3.54%             --
  2005                                          --                --            --            6.14%
                                                --                --            --            5.13%
                                               728          $ 91,285          5.08%             --
EQ/AllianceBernstein International
----------------------------------
  2009                                          --                --            --           26.79%
                                                --                --            --           25.55%
                                             3,794          $458,941          2.69%
  2008                                          --                --            --          (50.85)%
                                                --                --            --          (51.31)%
                                             3,962          $381,162          2.82%
  2007                                          --                --            --           11.45%
                                                --                --            --           10.38%
                                             4,247          $838,849          1.50%             --
  2006                                          --                --            --            5.97%
                                                --                --            --           22.03%
                                             4,389          $784,767          1.65%             --
  2005                                          --                --            --           14.55%
                                                --                --            --           13.91%
                                             4,512          $660,373          1.71%             --
EQ/AllianceBernstein International
----------------------------------
  2009                                          --                --            --           26.47%
                                                --                --            --           25.46%
                                               676          $ 62,696          2.69%
  2008                                          --                --            --          (50.97)%
                                                --                --            --          (51.35)%
                                               744          $ 55,667          2.82%
  2007                                          --                --            --           11.16%
                                                --                --            --           10.29%
                                               787          $121,942          1.50%             --
  2006                                          --                --            --           22.90%
                                                --                --            --            5.78%
                                               728          $102,893          1.65%             --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 114.22
         Highest contract charge 1.20% Class B         $ 114.63
         All contract charges                                --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $  90.30
         Highest contract charge 1.45% Class A         $ 114.27
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  66.73
         Highest contract charge 1.45% Class A         $  85.25
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 120.87
         Highest contract charge 1.45% Class A         $ 155.92
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 103.84
         Highest contract charge 1.45% Class A         $ 135.25
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 179.44
         Highest contract charge 1.45% Class A         $ 125.60
         All contract charges                                --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $  86.81
         Highest contract charge 1.30% Class B (e)     $  87.36
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  64.30
         Highest contract charge 1.30% Class B (e)     $  65.23
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (e)     $ 119.40
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 100.58
         Highest contract charge 1.30% Class B (e)     $ 103.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  92.73
         Highest contract charge 1.20% Class B         $ 125.63
         All contract charges                                --
EQ/AXA Franklin Small Cap Value Core
------------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  83.39
         Highest contract charge 1.45% Class B (c)     $  80.78
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  65.36
         Highest contract charge 1.45% Class B (c)     $  63.93
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $  98.64
         Highest contract charge 1.45% Class B (c)     $  97.41
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 108.50
         Highest contract charge 1.45% Class B (c)     $ 108.18
         All contract charges                                --

                                                                       Years Ended December 31,
                                                   -----------------------------------------------------------------
                                                           Units         Net Assets     Investment         Total
                                                    Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                   -------------------- ------------ ---------------- --------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2005                                                          --                --            --        14.72%
                                                                --                --            --        13.91%
                                                               651          $ 75,257          1.71%          --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2009                                                          --                --            --        35.32%
                                                                --                --            --        34.04%
                                                             1,403          $221,353          0.15%
  2008                                                          --                --            --       (44.79)%
                                                                --                --            --       (45.32)%
                                                             1,444          $169,875          0.01%
  2007                                                          --                --            --        16.40%
                                                                --                --            --        15.28%
                                                             1,537          $330,250            --           --
  2006                                                          --                --            --         3.84%
                                                                --                --            --         7.68%
                                                             1,694          $315,326            --           --
  2005                                                          --                --            --        10.78%
                                                                --                --            --        10.17%
                                                             1,836          $316,938            --           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2009                                                          --                --            --        35.01%
                                                                --                --            --        33.93%
                                                               301          $ 36,400          0.15%
  2008                                                          --                --            --       (44.93)%
                                                                --                --            --       (45.37)%
                                                               318          $ 29,108          0.01%
  2007                                                          --                --            --        16.10%
                                                                --                --            --        15.18%
                                                               353          $ 59,087            --           --
  2006                                                          --                --            --         8.46%
                                                                --                --            --         3.66%
                                                               392          $ 57,261            --           --
  2005                                                          --                --            --        10.94%
                                                                --                --            --        10.17%
                                                               411          $ 55,659            --           --
EQ/AXA Franklin Small Cap Value Core
------------------------------------
  2009                                                          --                --            --        27.59%
                                                                --                --            --        26.36%
                                                               144          $ 11,627          1.05%
  2008                                                          --                --            --       (33.74)%
                                                                --                --            --       (34.37)%
                                                               118          $  7,589          1.02%
  2007                                                          --                --            --        (9.09)%
                                                                --                --            --        (9.96)%
                                                                66          $  6,402          0.57%          --
  2006                                                          --                --            --         8.50%
                                                                --                --            --         8.18%
                                                                11          $  1,216          0.58%          --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 129.48              --                --            --          29.64%
         Highest contract charge 1.45% Class B     $ 147.09              --                --            --          28.40%
         All contract charges                                         1,845          $328,742          2.77%
  2008   Lowest contract charge 0.50% Class B      $  99.88              --                --            --         (36.88)%
         Highest contract charge 1.45% Class B     $ 114.56              --                --            --         (37.48)%
         All contract charges                                         1,678          $235,310          1.69%
  2007   Lowest contract charge 0.50% Class B      $ 158.23              --                --            --           0.67%
         Highest contract charge 1.45% Class B     $ 183.24              --                --            --          (0.29)%
         All contract charges                            --           1,706          $383,188          1.08%            --
  2006   Lowest contract charge 0.50% Class B      $ 157.18              --                --            --          20.31%
         Highest contract charge 1.45% Class B     $ 183.78              --                --            --          19.16%
         All contract charges                            --           1,738          $391,171          2.86%            --
  2005   Lowest contract charge 0.50% Class B      $ 130.65              --                --            --           2.44%
         Highest contract charge 1.45% Class B     $ 154.23              --                --            --           1.46%
         All contract charges                            --           1,826          $344,112          1.37%            --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 107.14              --                --            --          29.60%
         Highest contract charge 1.45% Class B     $ 132.01              --                --            --          28.35%
         All contract charges                                         2,074          $252,937          2.12%
  2008   Lowest contract charge 0.50% Class B      $  82.67              --                --            --         (43.28)%
         Highest contract charge 1.45% Class B     $ 102.85              --                --            --         (43.82)%
         All contract charges                                         2,004          $190,748          2.24%
  2007   Lowest contract charge 0.50% Class B      $ 145.75              --                --            --           9.64%
         Highest contract charge 1.45% Class B     $ 183.08              --                --            --           8.58%
         All contract charges                            --           2,074          $351,707          1.93%            --
  2006   Lowest contract charge 0.50% Class B      $ 132.94              --                --            --          25.06%
         Highest contract charge 1.45% Class B     $ 168.61              --                --            --          23.87%
         All contract charges                            --           1,956          $305,076          3.67%            --
  2005   Lowest contract charge 0.50% Class B      $ 106.30              --                --            --          10.28%
         Highest contract charge 1.45% Class B     $ 136.12              --                --            --           9.23%
         All contract charges                            --           1,646          $206,833          1.84%            --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 100.76              --                --            --          10.99%
         Highest contract charge 1.45% Class B     $  95.83              --                --            --           9.92%
         All contract charges                                           524          $ 50,322          2.62%
  2008   Lowest contract charge 0.50% Class B      $  90.78              --                --            --         (32.64)%
         Highest contract charge 1.45% Class B     $  87.18              --                --            --         (33.28)%
         All contract charges                                           487          $ 42,542          2.38%
  2007   Lowest contract charge 0.50% Class B      $ 134.77              --                --            --           3.18%
         Highest contract charge 1.45% Class B     $ 130.66              --                --            --           2.18%
         All contract charges                            --             445          $ 58,354          1.93%            --
  2006   Lowest contract charge 0.50% Class B      $ 130.62              --                --            --          15.39%
         Highest contract charge 1.45% Class B     $ 127.87              --                --            --          14.29%
         All contract charges                            --             394          $ 50,720          2.44%            --
  2005   Lowest contract charge 0.50% Class B      $ 113.20              --                --            --           5.63%
         Highest contract charge 1.45% Class B     $ 111.88              --                --            --           4.62%
         All contract charges                            --             307          $ 34,416          2.12%            --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  67.36               --                --            --      30.24%
         Highest contract charge 1.45% Class B    $  89.44               --                --            --      28.99%
         All contract charges                                           267          $ 18,810          0.26%
  2008   Lowest contract charge 0.50% Class B     $  51.72               --                --            --     (45.50)%
         Highest contract charge 1.45% Class B    $  69.34               --                --            --     (46.02)%
         All contract charges                                           235          $ 12,828          0.29%
  2007   Lowest contract charge 0.50% Class B     $  94.90               --                --            --      11.57%
         Highest contract charge 1.45% Class B    $ 128.45               --                --            --      10.49%
         All contract charges                           --              218          $ 21,860          0.24%        --
  2006   Lowest contract charge 0.50% Class B     $  85.06               --                --            --       4.70%
         Highest contract charge 1.45% Class B    $ 116.25               --                --            --       3.71%
         All contract charges                           --              185          $ 16,787            --         --
  2005   Lowest contract charge 0.50% Class B     $  81.24               --                --            --       8.20%
         Highest contract charge 1.45% Class B    $ 112.09               --                --            --       7.17%
         All contract charges                           --              156          $ 13,658            --         --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  57.26               --                --            --      32.76%
         Highest contract charge 1.45% Class B    $  80.66               --                --            --      31.50%
         All contract charges                                           283          $ 17,320          0.35%
  2008   Lowest contract charge 0.50% Class B     $  43.13               --                --            --     (40.70)%
         Highest contract charge 1.45% Class B    $  61.34               --                --            --     (41.27)%
         All contract charges                                           260          $ 12,167          0.19%
  2007   Lowest contract charge 0.50% Class B     $  72.73               --                --            --       4.95%
         Highest contract charge 1.45% Class B    $ 104.44               --                --            --       3.94%
         All contract charges                           --              228          $ 18,074          0.00%        --
  2006   Lowest contract charge 0.50% Class B     $  69.30               --                --            --       6.87%
         Highest contract charge 1.45% Class B    $ 100.48               --                --            --       5.85%
         All contract charges                           --              148          $ 11,178          0.20%        --
  2005   Lowest contract charge 0.50% Class B     $  64.85               --                --            --       4.58%
         Highest contract charge 1.45% Class B    $  94.93               --                --            --       3.59%
         All contract charges                           --               97          $  6,904          0.21%        --
EQ/Capital Guardian Research (g)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  99.62               --                --            --      30.80%
         Highest contract charge 1.45% Class B    $ 100.76               --                --            --      29.56%
         All contract charges                                         1,584          $161,230          1.16%
  2008   Lowest contract charge 0.50% Class B     $  76.16               --                --            --     (39.97)%
         Highest contract charge 1.45% Class B    $  77.77               --                --            --     (40.54)%
         All contract charges                                         1,706          $134,398          0.92%
  2007   Lowest contract charge 0.50% Class B     $ 126.86               --                --            --       1.15%
         Highest contract charge 1.45% Class B    $ 130.80               --                --            --       0.18%
         All contract charges                           --            1,936          $256,826          1.21%        --
  2006   Lowest contract charge 0.50% Class B     $ 125.42               --                --            --      11.50%
         Highest contract charge 1.45% Class B    $ 130.57               --                --            --      10.43%
         All contract charges                           --            1,154          $152,378          0.55%        --
  2005   Lowest contract charge 0.50% Class B     $ 112.49               --                --            --       5.52%
         Highest contract charge 1.45% Class B    $ 118.23               --                --            --       4.52%
         All contract charges                           --            1,259          $150,283          0.54%        --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Common Stock Index (r) +
---------------------------
         Unit Value 0.50% to 1.49%*
  2009   Lowest contract charge 0.50% Class A (d)     $  77.16
         Highest contract charge 1.49% Class A        $ 271.80
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)     $  60.28
         Highest contract charge 1.49% Class A        $ 213.98
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)     $ 107.52
         Highest contract charge 1.49% Class A        $ 384.25
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (d)     $ 104.17
         Highest contract charge 1.49% Class A        $ 374.77
         All contract charges                               --
  2005   Lowest contract charge 0.74% Class A         $ 453.40
         Highest contract charge 1.49% Class A        $ 341.80
         All contract charges                               --
EQ/Common Stock Index (r)
-------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $  75.05
         Highest contract charge 1.30% Class B (e)    $  74.64
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  58.78
         Highest contract charge 1.30% Class B (e)    $  58.92
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 105.11
         Highest contract charge 1.30% Class B (e)    $ 106.21
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 102.09
         Highest contract charge 1.30% Class B (e)    $ 103.98
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  92.69
         Highest contract charge 1.20% Class B        $ 107.24
         All contract charges                               --
EQ/Core Bond Index (u)
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 115.08
         Highest contract charge 1.45% Class B        $ 106.50
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $ 112.63
         Highest contract charge 1.45% Class B        $ 105.24
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 124.31
         Highest contract charge 1.45% Class B        $ 117.27
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 121.18
         Highest contract charge 1.45% Class B        $ 115.42
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 117.03
         Highest contract charge 1.45% Class B        $ 112.55
         All contract charges                               --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Common Stock Index (r) +
---------------------------
  2009                                          --                 --           --        28.00%
                                                --                 --           --        27.02%
                                             7,732         $1,984,968         2.01%
  2008                                          --                 --           --       (43.94)%
                                                --                 --           --       (44.31)%
                                             8,404         $1,696,532         1.74%
  2007                                          --                 --           --         3.22%
                                                --                 --           --         2.53%
                                             9,616         $3,481,372         1.18%          --
  2006                                          --                 --           --         4.17%
                                                --                 --           --         9.64%
                                            11,209         $3,969,805         1.39%          --
  2005                                          --                 --           --         4.05%
                                                --                 --           --         3.26%
                                            12,984         $4,188,857         1.03%          --
EQ/Common Stock Index (r)
-------------------------
  2009                                          --                 --           --        27.68%
                                                --                 --           --        26.68%
                                             1,189         $   96,715         2.01%
  2008                                          --                 --           --       (44.08)%
                                                --                 --           --       (44.52)%
                                             1,286         $   82,770         1.74%
  2007                                          --                 --           --         2.96%
                                                --                 --           --         2.14%
                                             1,495         $  174,274         1.18%          --
  2006                                          --                 --           --        10.14%
                                                --                 --           --         3.98%
                                             1,669         $  190,449         1.39%          --
  2005                                          --                 --           --         3.79%
                                                --                 --           --         3.05%
                                             1,776         $  185,056         1.03%          --
EQ/Core Bond Index (u)
----------------------
  2009                                          --                 --           --         2.18%
                                                --                 --           --         1.20%
                                             1,163         $  125,579         2.75%
  2008                                          --                 --           --       ( 9.40)%
                                                --                 --           --       (10.26)%
                                               993         $  105,935         4.16%
  2007                                          --                 --           --         2.58%
                                                --                 --           --         1.60%
                                             1,164         $  138,131         4.62%          --
  2006                                          --                 --           --         3.54%
                                                --                 --           --         2.56%
                                             1,009         $  117,710         4.54%          --
  2005                                          --                 --           --         1.70%
                                                --                 --           --         0.74%
                                               891         $  101,135         3.93%          --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (f)     $  77.82
         Highest contract charge 1.45% Class B (f)    $  75.88
         All contract charges
  2008   Lowest contract charge 0.50% Class B (f)     $  58.95
         Highest contract charge 1.45% Class B (f)    $  58.03
         All contract charges
  2007   Lowest contract charge 0.50% Class B (f)     $  97.46
         Highest contract charge 1.45% Class B (f)    $  96.87
         All contract charges                               --
  2006   Lowest contract charge 1.34% Class B (c)     $ 108.48
         Highest contract charge 1.35% Class B (c)    $ 108.47
         All contract charges                               --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)     $  84.82
         Highest contract charge 1.45% Class A        $  93.93
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)     $  67.56
         Highest contract charge 1.45% Class A        $  75.54
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)     $ 108.06
         Highest contract charge 1.45% Class A        $ 121.98
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (d)     $ 103.22
         Highest contract charge 1.45% Class A        $ 117.65
         All contract charges                               --
  2005   Lowest contract charge 0.90% Class A         $ 197.59
         Highest contract charge 1.45% Class A        $ 103.47
         All contract charges                               --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $  84.28
         Highest contract charge 1.30% Class B (e)    $  82.05
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  67.29
         Highest contract charge 1.30% Class B (e)    $  66.04
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 107.91
         Highest contract charge 1.30% Class B (e)    $ 106.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 103.33
         Highest contract charge 1.30% Class B (e)    $ 103.03
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  90.23
         Highest contract charge 1.20% Class B        $ 103.49
         All contract charges                               --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 137.63
         Highest contract charge 1.45% Class B        $ 127.16
         All contract charges

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Davis New York Venture
-------------------------
  2009                                          --                --            --        32.01%
                                                --                --            --        30.76%
                                               281          $ 21,535          1.99%
  2008                                          --                --            --       (39.51)%
                                                --                --            --       (40.09)%
                                               187          $ 10,886          0.78%
  2007                                          --                --            --        (2.54)%
                                                --                --            --        (3.13)%
                                                64          $  6,154          1.15%          --
  2006                                          --                --            --         8.48%
                                                --                --            --         8.47%
                                                 3          $    331          0.96%          --
EQ/Equity 500 Index
-------------------
  2009                                          --                --            --        25.55%
                                                --                --            --        24.34%
                                             2,660          $651,857          2.22%
  2008                                          --                --            --       (37.48)%
                                                --                --            --       (38.07)%
                                             2,707          $534,905          1.87%
  2007                                          --                --            --         4.69%
                                                --                --            --         3.68%
                                             2,858          $914,617          1.54%          --
  2006                                          --                --            --         3.22%
                                                --                --            --        13.71%
                                             3,024          $934,535          1.75%          --
  2005                                          --                --            --         3.72%
                                                --                --            --         3.15%
                                             3,339          $909,007          1.53%          --
EQ/Equity 500 Index
-------------------
  2009                                          --                --            --        25.25%
                                                --                --            --        24.24%
                                               891          $ 79,695          2.22%
  2008                                          --                --            --       (37.64)%
                                                --                --            --       (38.13)%
                                               852          $ 61,956          1.87%
  2007                                          --                --            --         4.43%
                                                --                --            --         3.60%
                                               902          $106,809          1.54%          --
  2006                                          --                --            --        14.52%
                                                --                --            --         3.03%
                                               894          $102,360          1.75%          --
  2005                                          --                --            --         3.88%
                                                --                --            --         3.15%
                                               907          $ 91,189          1.53%          --
EQ/Equity Growth PLUS
---------------------
  2009                                          --                --            --        27.18%
                                                --                --            --        25.96%
                                             2,765          $354,268          0.90%

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Equity Growth PLUS (Continued)
---------------------------------
  2008   Lowest contract charge 0.50% Class B          $ 108.22
         Highest contract charge 1.45% Class B         $ 100.95
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 182.16
         Highest contract charge 1.45% Class B         $ 171.57
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 160.53
         Highest contract charge 1.45% Class B         $ 152.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 147.58
         Highest contract charge 1.45% Class B         $ 141.69
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 100.72
         Highest contract charge 1.45% Class B         $  94.35
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  72.15
         Highest contract charge 1.45% Class B         $  68.24
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 100.16
         Highest contract charge 1.45% Class B         $  95.65
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  90.42
         Highest contract charge 1.45% Class B         $  87.18
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  85.83
         Highest contract charge 1.45% Class B         $  83.56
         All contract charges                                --
EQ/Franklin Core Balanced
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  93.57
         Highest contract charge 1.45% Class B (c)     $  90.65
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  72.05
         Highest contract charge 1.45% Class B (c)     $  70.47
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $ 106.18
         Highest contract charge 1.45% Class B (c)     $ 104.85
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 104.56
         Highest contract charge 1.45% Class B (c)     $ 104.26
         All contract charges                                --
EQ/Franklin Templeton Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (f)      $  76.79
         Highest contract charge 1.45% Class B (f)     $  74.88
         All contract charges
  2008   Lowest contract charge 0.50% Class B (f)      $  60.08
         Highest contract charge 1.45% Class B (f)     $  59.15
         All contract charges
  2007   Lowest contract charge 0.50% Class B (f)      $  95.67
         Highest contract charge 1.45% Class B (f)     $  95.10
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Equity Growth PLUS (Continued)
---------------------------------
  2008                                          --                --            --       (40.59)%
                                                --                --            --       (41.16)%
                                             2,670          $271,576          0.99%
  2007                                          --                --            --        13.47%
                                                --                --            --        12.39%
                                             2,374          $411,149          0.18%          --
  2006                                          --                --            --         8.78%
                                                --                --            --         7.74%
                                             2,089          $321,846          0.74%          --
  2005                                          --                --            --        10.15%
                                                --                --            --         9.10%
                                             1,655          $236,310            --           --
EQ/Evergreen Omega
------------------
  2009                                          --                --            --        39.60%
                                                --                --            --        38.26%
                                               484          $ 46,515          0.19%
  2008                                          --                --            --       (27.97)%
                                                --                --            --       (28.66)%
                                               305          $ 21,123          0.58%
  2007                                          --                --            --        10.77%
                                                --                --            --         9.72%
                                               295          $ 28,671            --           --
  2006                                          --                --            --         5.34%
                                                --                --            --         4.34%
                                               257          $ 22,739          2.11%          --
  2005                                          --                --            --         3.44%
                                                --                --            --         2.46%
                                               288          $ 24,388          0.04%          --
EQ/Franklin Core Balanced
-------------------------
  2009                                          --                --            --        29.87%
                                                --                --            --        28.64%
                                               850          $ 77,384          5.79%
  2008                                          --                --            --       (32.14)%
                                                --                --            --       (32.79)%
                                               845          $ 59,776          6.17%
  2007                                          --                --                       1.55%
                                                --                --                       0.57%
                                               825          $ 86,650          4.64%          --
  2006                                          --                --            --         4.56%
                                                --                --            --         4.26%
                                               122          $ 12,767          2.55%          --
EQ/Franklin Templeton Allocation
--------------------------------
  2009                                          --                --            --        27.81%
                                                --                --            --        26.59%
                                               562          $ 42,403          2.59%
  2008                                          --                --            --       (37.20)%
                                                --                --            --       (37.80)%
                                               501          $ 29,735          4.75%
  2007                                          --                --            --        (4.33)%
                                                --                --            --        (4.90)%
                                               292          $ 27,827          2.48%          --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 120.76
         Highest contract charge 1.45% Class B (a)     $ 115.47
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $ 104.07
         Highest contract charge 1.45% Class B (a)     $ 100.47
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 121.36
         Highest contract charge 1.45% Class B (a)     $ 118.30
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 117.94
         Highest contract charge 1.45% Class B (a)     $ 116.08
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 105.64
         Highest contract charge 1.45% Class B (a)     $ 104.97
         All contract charges                                --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 147.03
         Highest contract charge 1.45% Class B         $ 139.84
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 104.46
         Highest contract charge 1.45% Class B         $ 100.32
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 151.41
         Highest contract charge 1.45% Class B         $ 146.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 139.23
         Highest contract charge 1.45% Class B         $ 136.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 117.75
         Highest contract charge 1.45% Class B         $ 116.38
         All contract charges                                --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.50% to 1.45%
  2009   Lowest contract charge 0.50% Class B (b)      $ 117.53
         Highest contract charge 1.45% Class B (b)     $ 112.85
         All contract charges
  2008   Lowest contract charge 0.50% Class B (b)      $ 115.84
         Highest contract charge 1.45% Class B (b)     $ 112.30
         All contract charges
  2007   Lowest contract charge 0.50% Class B (b)      $ 109.34
         Highest contract charge 1.45% Class B (b)     $ 107.01
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (b)      $ 100.53
         Highest contract charge 1.45% Class B (b)     $  99.34
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (b)      $  97.69
         Highest contract charge 1.45% Class B (b)     $  97.47
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2009                                          --                --            --        16.04%
                                                --                --            --        14.93%
                                               120          $ 13,875            --
  2008                                          --                --            --       (14.25)%
                                                --                --            --       (15.07)%
                                               115          $ 11,611          0.51%
  2007                                          --                --            --         2.90%
                                                --                --            --         1.91%
                                               108          $ 12,892          0.81%          --
  2006                                          --                --            --        11.65%
                                                --                --            --        10.58%
                                                65          $  7,591          6.42%          --
  2005                                          --                --            --         5.64%
                                                --                --            --         4.97%
                                                23          $  2,512          4.96%          --
EQ/GAMCO Small Company Value
----------------------------
  2009                                          --                --            --        40.75%
                                                --                --            --        39.39%
                                             1,474          $205,125          0.47%
  2008                                          --                --            --       (31.01)%
                                                --                --            --       (31.66)%
                                             1,113          $111,588          0.62%
  2007                                          --                --            --         8.75%
                                                --                --            --         7.70%
                                               866          $127,593          0.52%          --
  2006                                          --                --            --        18.24%
                                                --                --            --        17.12%
                                               484          $ 66,227          1.54%          --
  2005                                          --                --            --         3.80%
                                                --                --            --         2.81%
                                               341          $ 39,738          0.98%          --
EQ/Global Bond PLUS
-------------------
  2009                                          --                --            --         1.46%
                                                --                --            --         0.49%
                                               507          $ 57,768          0.80%
  2008                                          --                --            --         5.94%
                                                --                --            --         4.94%
                                               483          $ 54,607         19.47%
  2007                                          --                --            --         8.76%
                                                --                --            --         7.72%
                                               213          $ 22,866          3.57%          --
  2006                                          --                --            --         2.90%
                                                --                --            --         1.92%
                                                77          $  7,685          0.47%          --
  2005                                          --                --            --        (2.31)%
                                                --                --            --        (2.53)%
                                                 5          $    503            --           --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 217.50
         Highest contract charge 1.45% Class B         $ 231.58
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 145.67
         Highest contract charge 1.45% Class B         $ 156.59
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 343.25
         Highest contract charge 1.45% Class B         $ 372.58
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 242.92
         Highest contract charge 1.45% Class B         $ 266.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 178.13
         Highest contract charge 1.45% Class B         $ 197.09
         All contract charges                                --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $ 107.84
         Highest contract charge 1.45% Class A         $ 135.54
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $ 110.63
         Highest contract charge 1.45% Class A         $ 140.38
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 107.06
         Highest contract charge 1.45% Class A         $ 137.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 100.44
         Highest contract charge 1.45% Class A         $ 129.92
         All contract charges                                --
  2005   Lowest contract charge 0.74% Class A          $  78.01
         Highest contract charge 1.45% Class A         $ 127.51
         All contract charges                                --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 136.52
         Highest contract charge 1.30% Class B (e)     $ 104.32
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 140.40
         Highest contract charge 1.30% Class B (e)     $ 108.13
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 136.21
         Highest contract charge 1.30% Class B (e)     $ 105.74
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 128.11
         Highest contract charge 1.30% Class B (e)     $ 100.25
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 124.85
         Highest contract charge 1.20% Class B         $ 127.54
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Global Multi-Sector Equity
-----------------------------
  2009                                          --                --            --        49.31%
                                                --                --            --        47.89%
                                             2,370          $413,743          1.34%
  2008                                          --                --            --       (57.56)%
                                                --                --            --       (57.97)%
                                             2,129          $253,220          0.14%
  2007                                          --                --            --        41.30%
                                                --                --            --        39.95%
                                             2,232          $634,802            --           --
  2006                                          --                --            --        36.37%
                                                --                --            --        35.07%
                                             2,029          $410,513          0.43%          --
  2005                                          --                --            --        32.12%
                                                --                --            --        30.86%
                                             1,693          $250,448          0.59%          --
EQ/Intermediate Government Bond Index
-------------------------------------
  2009                                          --                --            --        (2.52)%
                                                --                --            --        (3.45)%
                                               480          $ 78,061          1.17%
  2008                                          --                --            --         3.33%
                                                --                --            --         2.35%
                                               531          $ 89,495          3.33%
  2007                                          --                --            --         6.59%
                                                --                --            --         5.57%
                                               554          $ 90,855          4.50%          --
  2006                                          --                --            --         0.44%
                                                --                --            --         1.89%
                                               586          $ 91,303          4.00%          --
  2005                                          --                --            --         1.04%
                                                --                --            --         0.02%
                                               670          $102,507          3.48%          --
EQ/Intermediate Government Bond Index
-------------------------------------
  2009                                          --                --            --        (2.76)%
                                                --                --            --        (3.52)%
                                               189          $ 25,089          1.17%
  2008                                          --                --            --         3.08%
                                                --                --            --         2.26%
                                               220          $ 30,638          3.33%
  2007                                          --                --            --         6.32%
                                                --                --            --         5.48%
                                               225          $ 30,902          4.50%          --
  2006                                          --                --            --         2.61%
                                                --                --            --         0.25%
                                               254          $ 32,922          4.00%          --
  2005                                          --                --            --         0.74%
                                                --                --            --         0.03%
                                               276          $ 35,253          3.48%          --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 107.72
         Highest contract charge 1.45% Class B         $ 136.84
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  80.00
         Highest contract charge 1.45% Class B         $ 102.60
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 145.80
         Highest contract charge 1.45% Class B         $ 188.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 127.17
         Highest contract charge 1.45% Class B         $ 166.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.18
         Highest contract charge 1.45% Class B         $ 141.49
         All contract charges                                --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 135.64
         Highest contract charge 1.45% Class B (a)     $ 129.70
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $  99.33
         Highest contract charge 1.45% Class B (a)     $  95.89
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 167.16
         Highest contract charge 1.45% Class B (a)     $ 162.94
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 144.57
         Highest contract charge 1.45% Class B (a)     $ 142.29
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 115.64
         Highest contract charge 1.45% Class B (a)     $ 114.91
         All contract charges                                --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 104.38
         Highest contract charge 1.45% Class B         $  94.13
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  79.29
         Highest contract charge 1.45% Class B         $  72.19
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 132.31
         Highest contract charge 1.45% Class B         $ 121.64
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.61
         Highest contract charge 1.45% Class B         $ 124.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 112.39
         Highest contract charge 1.45% Class B         $ 105.33
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/International Core PLUS
--------------------------
  2009                                          --                --            --        34.65%
                                                --                --            --        33.37%
                                             1,120          $124,727          3.37%
  2008                                          --                --            --       (45.13)%
                                                --                --            --       (45.66)%
                                               889          $ 75,314          1.61%
  2007                                          --                --            --        14.65%
                                                --                --            --        13.54%
                                               748          $117,043          0.41%          --
  2006                                          --                --            --        18.65%
                                                --                --            --        17.52%
                                               714          $ 98,514          1.40%          --
  2005                                          --                --            --        16.54%
                                                --                --            --        15.43%
                                               588          $ 69,010          1.61%          --
EQ/International Growth
-----------------------
  2009                                          --                --            --        36.55%
                                                --                --            --        35.26%
                                               353          $ 45,543          1.34%
  2008                                          --                --            --       (40.58)%
                                                --                --            --       (41.15)%
                                               269          $ 25,877          0.98%
  2007                                          --                --            --        15.63%
                                                --                --            --        14.51%
                                               227          $ 37,401          0.70%          --
  2006                                          --                --            --        25.01%
                                                --                --            --        23.82%
                                                88          $ 12,581          1.19%          --
  2005                                          --                --            --        15.64%
                                                --                --            --        14.91%
                                                19          $  2,170          1.92%          --
EQ/JPMorgan Value Opportunities
-------------------------------
  2009                                          --                --            --        31.64%
                                                --                --            --        30.39%
                                               376          $ 43,960          1.50%
  2008                                          --                --            --       (40.07)%
                                                --                --            --       (40.65)%
                                               380          $ 34,198          1.82%
  2007                                          --                --            --        (1.71)%
                                                --                --            --        (2.65)%
                                               431          $ 64,820          1.36%          --
  2006                                          --                --            --        19.78%
                                                --                --            --        18.64%
                                               445          $ 68,748          4.40%          --
  2005                                          --                --            --         3.40%
                                                --                --            --         2.42%
                                               466          $ 60,726          1.51%          --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  83.72               --                --            --      25.88%
         Highest contract charge 1.45% Class B    $  80.53               --                --            --      24.68%
         All contract charges                                           163          $ 13,328          4.70%
  2008   Lowest contract charge 0.50% Class B     $  66.51               --                --            --     (37.71)%
         Highest contract charge 1.45% Class B    $  64.59               --                --            --     (38.32)%
         All contract charges                                           150          $  9,852          0.37%
  2007   Lowest contract charge 0.50% Class B     $ 106.78               --                --            --       3.37%
         Highest contract charge 1.45% Class B    $ 104.71               --                --            --       2.37%
         All contract charges                           --              146          $ 15,557          1.23%          --
  2006   Lowest contract charge 0.50% Class B     $ 103.30               --                --            --      12.38%
         Highest contract charge 1.45% Class B    $ 102.29               --                --            --      11.31%
         All contract charges                           --              158          $ 16,368          0.83%          --
  2005   Lowest contract charge 0.50% Class B     $  91.93               --                --            --       6.65%
         Highest contract charge 1.45% Class B    $  91.89               --                --            --       5.64%
         All contract charges                           --              181          $ 16,799          0.49%          --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  64.48               --                --            --      35.52%
         Highest contract charge 1.45% Class B    $  64.84               --                --            --      34.24%
         All contract charges                                         1,755          $115,833          2.19%
  2008   Lowest contract charge 0.50% Class B     $  47.58               --                --            --     (36.59)%
         Highest contract charge 1.45% Class B    $  48.30               --                --            --     (37.20)%
         All contract charges                                         1,741          $ 85,377          0.14%
  2007   Lowest contract charge 0.50% Class B     $  75.03               --                --            --      13.41%
         Highest contract charge 1.45% Class B    $  76.91               --                --            --      12.33%
         All contract charges                           --            1,870          $145,854          0.00%        --
  2006   Lowest contract charge 0.50% Class B     $  66.16               --                --            --      (1.04)%
         Highest contract charge 1.45% Class B    $  68.47               --                --            --      (1.98)%
         All contract charges                           --            2,111          $146,204            --         --
  2005   Lowest contract charge 0.50% Class B     $  66.85               --                --            --      14.35%
         Highest contract charge 1.45% Class B    $  69.86               --                --            --      13.27%
         All contract charges                           --            2,304          $162,638            --         --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  57.27               --                --            --      34.18%
         Highest contract charge 1.45% Class B    $  88.60               --                --            --      32.89%
         All contract charges                                         1,746          $229,113          1.30%
  2008   Lowest contract charge 0.50% Class B     $  42.68               --                --            --     (38.55)%
         Highest contract charge 1.45% Class B    $  66.67               --                --            --     (39.13)%
         All contract charges                                         1,840          $181,508          0.11%
  2007   Lowest contract charge 0.50% Class B     $  69.45               --                --            --      15.04%
         Highest contract charge 1.45% Class B    $ 109.53               --                --            --      13.94%
         All contract charges                           --            1,998          $323,002          0.34%        --
  2006   Lowest contract charge 0.50% Class B     $  60.37               --                --            --       7.24%
         Highest contract charge 1.45% Class B    $  96.13               --                --            --       6.22%
         All contract charges                           --            2,215          $314,252            --         --
  2005   Lowest contract charge 0.50% Class B     $  56.29               --                --            --       8.48%
         Highest contract charge 1.45% Class B    $  90.50               --                --            --       7.45%
         All contract charges                           --            2,567          $342,058            --         --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.45%
  2009   Lowest contract charge 0.50% Class B (b)     $  54.18
         Highest contract charge 1.45% Class B (b)    $  52.01
         All contract charges
  2008   Lowest contract charge 0.50% Class B (b)     $  45.70
         Highest contract charge 1.45% Class B (b)    $  44.30
         All contract charges
  2007   Lowest contract charge 0.50% Class B (b)     $ 106.08
         Highest contract charge 1.45% Class B (b)    $ 103.83
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (b)     $ 113.34
         Highest contract charge 1.45% Class B (b)    $ 112.00
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (b)     $ 106.62
         Highest contract charge 1.45% Class B (b)    $ 106.38
         All contract charges                               --
EQ/Large Cap Value PLUS (j)
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (k)     $ 105.72
         Highest contract charge 1.45% Class A (k)    $  95.00
         All contract charges
  2008   Lowest contract charge 0.50% Class A (k)     $  88.09
         Highest contract charge 1.45% Class A (k)    $  79.92
         All contract charges
  2007   Lowest contract charge 0.50% Class A (k)     $ 155.34
         Highest contract charge 1.45% Class A (k)    $ 142.29
         All contract charges                               --
EQ/Large Cap Value PLUS (j)
---------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $ 104.86
         Highest contract charge 1.30% Class B        $  65.23
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  87.50
         Highest contract charge 1.30% Class B        $  54.87
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 155.18
         Highest contract charge 1.30% Class B        $  98.09
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 163.40
         Highest contract charge 1.45% Class B        $ 151.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 135.28
         Highest contract charge 1.45% Class B        $ 126.32
         All contract charges                               --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)     $  94.93
         Highest contract charge 1.45% Class B (a)    $  90.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)     $  80.78
         Highest contract charge 1.45% Class B (a)    $  77.98
         All contract charges

                                                   Years Ended December 31,
                                   -----------------------------------------------------------------
                                           Units         Net Assets     Investment         Total
                                   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                   -------------------- ------------ ---------------- --------------
EQ/Large Cap Value Index
------------------------
  2009                                         --                 --           --         18.56%
                                               --                 --           --         17.40%
                                              268         $   14,005        10.00%
  2008                                         --                 --           --        (56.92)%
                                               --                 --           --        (57.33)%
                                              198         $    8,765         1.43%
  2007                                         --                 --           --         (6.41)%
                                               --                 --           --         (7.29)%
                                              201         $   20,937         0.00%           --
  2006                                         --                 --           --          6.30%
                                               --                 --           --          5.29%
                                              168         $   18,866         0.05%           --
  2005                                         --                 --           --          6.62%
                                               --                 --           --          6.38%
                                               20         $    2,150         0.14%           --
EQ/Large Cap Value PLUS (j)
---------------------------
  2009                                         --                 --           --         20.01%
                                               --                 --           --         18.87%
                                            7,826         $  703,519         2.43%
  2008                                         --                 --           --        (43.29)%
                                               --                 --           --        (43.83)%
                                            8,288         $  607,794         3.00%
  2007                                         --                 --           --         (5.17)%
                                               --                 --           --         (5.52)%
                                            9,387         $1,261,004         2.66%           --
EQ/Large Cap Value PLUS (j)
---------------------------
  2009                                         --                 --           --         19.84%
                                               --                 --           --         18.88%
                                            1,154         $  106,366         2.43%
  2008                                         --                 --           --        (43.61)%
                                               --                 --           --        (44.06)%
                                            1,368         $  124,290         3.00%
  2007                                         --                 --           --         (5.03)%
                                               --                 --           --         (5.79)%
                                            1,726         $  239,219         2.66%           --
  2006                                         --                 --           --         20.78%
                                               --                 --           --         19.63%
                                            3,483         $  500,340         1.68%           --
  2005                                         --                 --           --          4.91%
                                               --                 --           --          3.91%
                                            3,103         $  371,731         1.19%           --
EQ/Lord Abbett Growth and Income
--------------------------------
  2009                                         --                 --           --         17.52%
                                               --                 --           --         16.40%
                                              157         $   14,310         0.75%
  2008                                         --                 --           --        (36.88)%
                                               --                 --           --        (37.49)%
                                              135         $   10,625         1.57%

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2007   Lowest contract charge 0.50% Class B (a)      $ 127.98
         Highest contract charge 1.45% Class B (a)     $ 124.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 124.31
         Highest contract charge 1.45% Class B (a)     $ 122.34
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 106.59
         Highest contract charge 1.45% Class B (a)     $ 105.91
         All contract charges                                --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 112.50
         Highest contract charge 1.45% Class B (a)     $ 107.57
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $  90.08
         Highest contract charge 1.45% Class B (a)     $  86.96
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 131.15
         Highest contract charge 1.45% Class B (a)     $ 127.84
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 119.10
         Highest contract charge 1.45% Class B (a)     $ 117.21
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 106.21
         Highest contract charge 1.45% Class B (a)     $ 105.54
         All contract charges                                --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 102.20
         Highest contract charge 1.45% Class B         $  91.29
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  75.38
         Highest contract charge 1.45% Class B         $  67.98
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 149.37
         Highest contract charge 1.45% Class B         $ 136.02
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 138.97
         Highest contract charge 1.45% Class B         $ 127.77
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 125.23
         Highest contract charge 1.45% Class B         $ 116.25
         All contract charges                                --
EQ/Mid Cap Value PLUS (l)(m)(n)
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 146.11
         Highest contract charge 1.45% Class B         $ 106.33
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 108.09
         Highest contract charge 1.45% Class B         $  79.42
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 179.75
         Highest contract charge 1.45% Class B         $ 133.36
         All contract charges                                --

                                                                 Years Ended December 31,
                                             -----------------------------------------------------------------
                                                     Units         Net Assets     Investment         Total
                                              Outstanding (000s)     (000s)     Income Ratio**     Return***
                                             -------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2007                                                  --                --            --            2.95%
                                                        --                --            --            1.97%
                                                       130          $ 16,386          1.18%             --
  2006                                                  --                --            --           16.63%
                                                        --                --            --           15.51%
                                                        95          $ 11,695          1.50%             --
  2005                                                  --                --            --            6.59%
                                                        --                --            --            5.91%
                                                        16          $  1,731          1.68%             --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2009                                                  --                --            --           24.89%
                                                        --                --            --           23.70%
                                                       227          $ 24,207          0.81%
  2008                                                  --                --            --          (31.32)%
                                                        --                --            --          (31.98)%
                                                       104          $  9,067          1.30%
  2007                                                  --                --            --            10.12 %
                                                        --                --            --            9.07 %
                                                        54          $  7,108          0.82%             --
  2006                                                  --                --            --           12.13%
                                                        --                --            --           11.06%
                                                        35          $  4,131          1.24%             --
  2005                                                  --                --            --            6.21%
                                                        --                --            --            8.09%
                                                        18          $  1,877          0.93%             --
EQ/Mid Cap Index
----------------
  2009                                                  --                --            --           35.58%
                                                        --                --            --           34.29%
                                                     2,983          $274,329          1.14%
  2008                                                  --                --            --          (49.53)%
                                                        --                --            --          (50.02)%
                                                     2,796          $192,207          0.92%
  2007                                                  --                --            --            7.48%
                                                        --                --            --            6.46%
                                                     2,644          $364,141            --              --
  2006                                                  --                --            --           10.97%
                                                        --                --            --            9.91%
                                                     2,461          $318,026          3.32%             --
  2005                                                  --                --            --            5.83%
                                                        --                --            --            4.83%
                                                     2,266          $265,901          7.70%             --
EQ/Mid Cap Value PLUS (l)(m)(n)
-------------------------------
  2009                                                  --                --            --           35.17%
                                                        --                --            --           33.88%
                                                     3,356          $444,470          1.36%
  2008                                                  --                --            --          (39.87)%
                                                        --                --            --          (40.45)%
                                                     2,463          $244,404          1.43%
  2007                                                  --                --            --           (2.09)%
                                                        --                --            --           (3.03)%
                                                     2,763          $458,308          1.01%             --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Mid Cap Value PLUS (l)(m)(n) (Continued)
-------------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 183.59
         Highest contract charge 1.45% Class B         $ 137.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 164.04
         Highest contract charge 1.45% Class B         $ 124.06
         All contract charges                                --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.49%*
  2009   Lowest contract charge 0.50% Class A (d)      $ 106.97
         Highest contract charge 1.49% Class A         $  36.46
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $ 107.20
         Highest contract charge 1.49% Class A         $  36.99
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 105.25
         Highest contract charge 1.49% Class A         $  36.61
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 100.76
         Highest contract charge 1.49% Class A         $  35.33
         All contract charges                                --
  2005   Lowest contract charge 0.74% Class A          $  43.38
         Highest contract charge 1.49% Class A         $  34.19
         All contract charges                                --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 118.04
         Highest contract charge 1.30% Class B (e)     $ 103.45
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 118.64
         Highest contract charge 1.30% Class B (e)     $ 104.80
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (e)     $ 103.97
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 112.08
         Highest contract charge 1.30% Class B (e)     $ 100.60
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.81
         Highest contract charge 1.20% Class B         $ 113.12
         All contract charges                                --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 122.39
         Highest contract charge 1.45% Class B         $ 116.41
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  94.81
         Highest contract charge 1.45% Class B         $  91.05
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 141.99
         Highest contract charge 1.45% Class B         $ 137.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 118.12
         Highest contract charge 1.45% Class B         $ 115.63
         All contract charges                                --

                                                                 Years Ended December 31,
                                             ----------------------------------------------------------------
                                                     Units         Net Assets     Investment        Total
                                              Outstanding (000s)     (000s)     Income Ratio**    Return***
                                             -------------------- ------------ ---------------- -------------
EQ/Mid Cap Value PLUS (l)(m)(n) (Continued)
-------------------------------------------
  2006                                                  --                --            --           11.92%
                                                        --                --            --           10.86%
                                                     2,889          $493,560          0.31%             --
  2005                                                  --                --            --           10.77%
                                                        --                --            --            9.71%
                                                     2,900          $446,196          4.74%             --
EQ/Money Market
---------------
  2009                                                  --                --            --           (0.21)%
                                                        --                --            --           (1.43)%
                                                     1,888          $ 95,425          0.17%
  2008                                                  --                --            --            1.85%
                                                        --                --            --            1.04%
                                                     2,804          $139,434          2.82%
  2007                                                  --                --            --            4.46%
                                                        --                --            --            3.62%
                                                     3,066          $147,228          4.79%             --
  2006                                                  --                --            --            0.76%
                                                        --                --            --            3.35%
                                                     2,357          $111,741          4.59%             --
  2005                                                  --                --            --            2.25%
                                                        --                --            --            1.48%
                                                     1,710          $ 61,840          2.80%             --
EQ/Money Market
---------------
  2009                                                  --                --            --           (0.51)%
                                                        --                --            --           (1.29)%
                                                       380          $ 44,026          0.17%
  2008                                                  --                --            --            1.60%
                                                        --                --            --            0.80%
                                                       466          $ 55,344          2.82%
  2007                                                  --                --            --            4.18%
                                                        --                --            --            3.35%
                                                       368          $ 44,041          4.79%             --
  2006                                                  --                --            --            3.96%
                                                        --                --            --            0.60%
                                                       293          $ 33,856          4.59%             --
  2005                                                  --                --            --            2.11%
                                                        --                --            --            1.40%
                                                       229          $ 47,898          2.80%             --
EQ/Montag & Caldwell Growth
---------------------------
  2009                                                  --                --            --           29.09%
                                                        --                --            --           27.85%
                                                       287          $ 33,366          0.44%
  2008                                                  --                --            --          (33.23)%
                                                        --                --            --          (33.86)%
                                                       216          $ 19,750          0.25%
  2007                                                  --                --            --           20.21%
                                                        --                --            --           19.06%
                                                       106          $ 14,637          0.46%             --
  2006                                                  --                --            --            7.41%
                                                        --                --            --            6.39%
                                                        32          $  3,686          0.21%             --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Montag & Caldwell Growth (Continued)
---------------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 109.97
         Highest contract charge 1.45% Class B         $ 108.69
         All contract charges                                --
EQ/Mutual Large Cap Equity
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  83.28
         Highest contract charge 1.45% Class B (c)     $  80.67
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  66.89
         Highest contract charge 1.45% Class B (c)     $  65.42
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $ 108.61
         Highest contract charge 1.45% Class B (c)     $ 107.25
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 107.38
         Highest contract charge 1.45% Class B (c)     $ 107.07
         All contract charges                                --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  95.14
         Highest contract charge 1.45% Class B (c)     $  92.16
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  68.98
         Highest contract charge 1.45% Class B (c)     $  67.46
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $ 116.99
         Highest contract charge 1.45% Class B (c)     $ 115.53
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 111.23
         Highest contract charge 1.45% Class B (c)     $ 110.91
         All contract charges                                --
EQ/PIMCO Ultra Short Bond
-------------------------
         Unit Value 1.10% to 1.25%*
  2009   Lowest contract charge 1.10% Class A (x)      $ 100.30
         Highest contract charge 1.25% Class A (x)     $ 100.25
         All contract charges
EQ/PIMCO Ultra Short Bond (o)(p)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 113.57
         Highest contract charge 1.45% Class B (a)     $ 108.60
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $ 105.68
         Highest contract charge 1.45% Class B (a)     $ 102.03
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 110.69
         Highest contract charge 1.45% Class B (a)     $ 107.90
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $  99.80
         Highest contract charge 1.45% Class B (a)     $  98.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $  99.91
         Highest contract charge 1.45% Class B (a)     $  99.28
         All contract charges                                --

                                                                 Years Ended December 31,
                                             -----------------------------------------------------------------
                                                     Units         Net Assets     Investment         Total
                                              Outstanding (000s)     (000s)     Income Ratio**     Return***
                                             -------------------- ------------ ---------------- --------------
EQ/Montag & Caldwell Growth (Continued)
---------------------------------------
  2005                                                  --                --            --            4.88%
                                                        --                --            --            3.88%
                                                        26          $  2,846          0.44%             --
EQ/Mutual Large Cap Equity
--------------------------
  2009                                                  --                --            --           24.50%
                                                        --                --            --           23.31%
                                                       364          $ 29,448          0.19%
  2008                                                  --                --            --          (38.41)%
                                                        --                --            --          (39.00)%
                                                       351          $ 23,077          3.77%
  2007                                                  --                --            --            1.15%
                                                        --                --            --            0.17%
                                                       337          $ 36,145          0.00%             --
  2006                                                  --                --            --            7.38%
                                                        --                --            --            7.07%
                                                        44          $  4,705          0.43%             --
EQ/Oppenheimer Global
---------------------
  2009                                                  --                --            --           37.92%
                                                        --                --            --           36.61%
                                                       242          $ 22,289          0.70%
  2008                                                  --                --            --          (41.04)%
                                                        --                --            --          (41.61)%
                                                       160          $ 10,889          1.37%
  2007                                                  --                --            --            5.18%
                                                        --                --            --            4.17%
                                                       114          $ 13,151          0.37%             --
  2006                                                  --                --            --           11.23%
                                                        --                --            --           10.91%
                                                        21          $  2,340          0.05%             --
EQ/PIMCO Ultra Short Bond
-------------------------
  2009                                                  --                --            --            0.30%
                                                        --                --            --            0.25%
                                                         2          $    171          1.17%
EQ/PIMCO Ultra Short Bond (o)(p)
--------------------------------
  2009                                                  --                --            --            7.47%
                                                        --                --            --            6.44%
                                                     1,345          $147,582          1.17%
  2008                                                  --                --            --           (4.53)%
                                                        --                --            --           (5.44)%
                                                       975          $100,324          3.21%
  2007                                                  --                --            --           10.91%
                                                        --                --            --            9.86%
                                                       448          $ 48,682          3.10%             --
  2006                                                  --                --            --           (0.11)%
                                                        --                --            --           (1.06)%
                                                       303          $ 29,905          4.95%             --
  2005                                                  --                --            --           (0.09)%
                                                        --                --            --           (0.72)%
                                                       149          $ 14,808          5.53%             --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Quality Bond PLUS(t)
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $ 103.61
         Highest contract charge 1.45% Class A         $ 135.11
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  97.98
         Highest contract charge 1.45% Class A         $ 129.00
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 105.12
         Highest contract charge 1.45% Class A         $ 139.74
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 100.81
         Highest contract charge 1.45% Class A         $ 135.31
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 164.70
         Highest contract charge 1.45% Class A         $ 131.90
         All contract charges                                --
EQ/Quality Bond PLUS (t)
------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 137.03
         Highest contract charge 1.30% Class B (e)     $ 100.28
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 129.84
         Highest contract charge 1.30% Class B (e)     $  95.78
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 139.64
         Highest contract charge 1.30% Class B (e)     $ 103.82
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.25
         Highest contract charge 1.30% Class B (e)     $ 100.62
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 129.96
         Highest contract charge 1.20% Class B         $ 131.99
         All contract charges                                --
EQ/Small Company Index (s)
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 136.48
         Highest contract charge 1.45% Class B         $ 126.30
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 108.75
         Highest contract charge 1.45% Class B         $ 101.61
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 165.93
         Highest contract charge 1.45% Class B         $ 156.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 169.88
         Highest contract charge 1.45% Class B         $ 161.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 145.04
         Highest contract charge 1.45% Class B         $ 139.49
         All contract charges                                --


                                                     Years Ended December 31,
                                 ----------------------------------------------------------------
                                         Units         Net Assets     Investment        Total
                                  Outstanding (000s)     (000s)     Income Ratio**    Return***
                                 -------------------- ------------ ---------------- -------------
EQ/Quality Bond PLUS(t)
-----------------------
  2009                                      --                --            --             5.75%
                                            --                --            --             4.74%
                                           714          $122,518          3.62%
  2008                                      --                --            --            (6.79)%
                                            --                --            --            (7.69)%
                                           603          $ 98,734          5.15%
  2007                                      --                --            --             4.28%
                                            --                --            --             3.27%
                                           691          $122,544          5.12%              --
  2006                                      --                --            --            (0.81)%
                                            --                --            --             2.58%
                                           694          $119,214          4.01%              --
  2005                                      --                --            --             1.34%
                                            --                --            --             0.78%
                                           753          $125,885          3.89%              --
EQ/Quality Bond PLUS (t)
------------------------
  2009                                      --                --            --             5.54%
                                            --                --            --             4.70%
                                           266          $ 35,438          3.62%
  2008                                      --                --            --            (7.02)%
                                            --                --            --            (7.74)%
                                           195          $ 25,267          5.15%
  2007                                      --                --            --             4.01%
                                            --                --            --             3.18%
                                           241          $ 33,892          5.12%              --
  2006                                      --                --            --             3.30%
                                            --                --            --             0.62%
                                           246          $ 33,382          4.01%              --
  2005                                      --                --            --             1.49%
                                            --                --            --             0.78%
                                           256          $ 33,894          3.89%              --
EQ/Small Company Index (s)
--------------------------
  2009                                      --                --            --            25.50%
                                            --                --            --            24.30%
                                         1,263          $158,989          0.00%
  2008                                      --                --            --           (34.46)%
                                            --                --            --           (35.09)%
                                         1,079          $110,179          0.86%
  2007                                      --                --            --            (2.33)%
                                            --                --            --            (3.26)%
                                         1,028          $162,622          1.40%              --
  2006                                      --                --            --            17.12%
                                            --                --            --            16.01%
                                           903          $147,411          1.37%              --
  2005                                      --                --            --             3.73%
                                            --                --            --             2.75%
                                           723          $101,473          1.21%              --

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/T. Rowe Price Growth Stock (h)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $  95.88
         Highest contract charge 1.45% Class B        $  91.19
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  67.56
         Highest contract charge 1.45% Class B        $  64.87
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 117.48
         Highest contract charge 1.45% Class B        $ 113.91
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 110.11
         Highest contract charge 1.45% Class B        $ 107.80
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 115.29
         Highest contract charge 1.45% Class B        $ 113.95
         All contract charges                               --
EQ/Templeton Global Equity
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  83.47
         Highest contract charge 1.45% Class B (c)    $  80.86
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  64.51
         Highest contract charge 1.45% Class B (c)    $  63.10
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 109.56
         Highest contract charge 1.45% Class B (c)    $ 108.19
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 107.86
         Highest contract charge 1.45% Class B (c)    $ 107.54
         All contract charges                               --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 106.71
         Highest contract charge 1.45% Class B        $ 101.49
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  80.98
         Highest contract charge 1.45% Class B        $  77.76
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 135.71
         Highest contract charge 1.45% Class B        $ 131.58
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 134.82
         Highest contract charge 1.45% Class B        $ 131.98
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 118.70
         Highest contract charge 1.45% Class B        $ 117.32
         All contract charges                               --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)     $  94.05
         Highest contract charge 1.45% Class B (a)    $  89.93
         All contract charges


                                                                       Years Ended December 31,
                                                   -----------------------------------------------------------------
                                                           Units         Net Assets     Investment         Total
                                                    Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                   -------------------- ------------ ---------------- --------------
EQ/T. Rowe Price Growth Stock (h)
---------------------------------
  2009                                                        --                --            --          41.92%
                                                              --                --            --          40.57%
                                                           1,059           $96,907          0.00%
  2008                                                        --                --            --         (42.49)%
                                                              --                --            --         (43.05)%
                                                             804           $52,446          0.00%
  2007                                                        --                --            --           6.69%
                                                              --                --            --           5.67%
                                                             750           $86,072          0.14%            --
  2006                                                        --                --            --          (4.49)%
                                                              --                --            --          (5.40)%
                                                              80           $ 8,636            --             --
  2005                                                        --                --            --           3.47%
                                                              --                --            --           2.48%
                                                              70           $ 7,961            --             --
EQ/Templeton Global Equity
--------------------------
  2009                                                        --                --            --          29.39%
                                                              --                --            --          28.15%
                                                             345           $27,972          1.63%
  2008                                                        --                --            --         (41.12)%
                                                              --                --            --         (41.68)%
                                                             291           $18,450          1.69%
  2007                                                        --                --            --           1.58%
                                                              --                --            --           0.60%
                                                             276           $29,896          0.67%            --
  2006                                                        --                --            --           7.86%
                                                              --                --            --           7.54%
                                                              45           $ 4,856          0.45%            --
EQ/UBS Growth and Income
------------------------
  2009                                                        --                --            --          31.77%
                                                              --                --            --          30.52%
                                                             207           $20,745          0.00%
  2008                                                        --                --            --         (40.33)%
                                                              --                --            --         (40.90)%
                                                             195           $15,016          1.19%
  2007                                                        --                --            --           0.66%
                                                              --                --            --          (0.30)%
                                                             204           $27,120          0.92%            --
  2006                                                        --                --            --          13.58%
                                                              --                --            --          12.50%
                                                             148           $19,665          0.98%            --
  2005                                                        --                --            --           8.46%
                                                              --                --            --           7.43%
                                                              67           $ 7,918          1.35%            --
EQ/Van Kampen Comstock
----------------------
  2009                                                        --                --            --          27.77%
                                                              --                --            --          26.54%
                                                             210           $18,995          0.00%

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2008   Lowest contract charge 0.50% Class B (a)     $  73.61
         Highest contract charge 1.45% Class B (a)    $  71.07
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)     $ 117.33
         Highest contract charge 1.45% Class B (a)    $ 114.37
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)     $ 120.95
         Highest contract charge 1.45% Class B (a)    $ 119.04
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)     $ 104.88
         Highest contract charge 1.45% Class B (a)    $ 104.21
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)     $ 134.96
         Highest contract charge 1.45% Class B (a)    $ 129.05
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)     $  86.36
         Highest contract charge 1.45% Class B (a)    $  83.37
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)     $ 164.77
         Highest contract charge 1.45% Class B (a)    $ 160.61
         All contract charges
  2006   Lowest contract charge 0.50% Class B (a)     $ 135.28
         Highest contract charge 1.45% Class B (a)    $ 133.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)     $ 124.44
         Highest contract charge 1.45% Class B (a)    $ 123.65
         All contract charges                               --
Multimanager Aggressive Equity (q)
----------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)     $  85.16
         Highest contract charge 1.45% Class A        $  61.74
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)     $  62.19
         Highest contract charge 1.45% Class A        $  45.52
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)     $ 116.93
         Highest contract charge 1.45% Class A        $  86.41
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (d)     $ 105.24
         Highest contract charge 1.45% Class A        $  78.53
         All contract charges                               --
  2005   Lowest contract charge 0.90% Class A         $ 103.39
         Highest contract charge 1.45% Class A        $  75.62
         All contract charges                               --
Multimanager Aggressive Equity (q)
----------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $  64.15
         Highest contract charge 1.30% Class B (e)    $  82.38
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  46.97
         Highest contract charge 1.30% Class B (e)    $  60.79
         All contract charges

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2008                                          --                 --           --       (37.26)%
                                                --                 --           --       (37.86)%
                                               197         $   14,153         1.92%
  2007                                          --                 --           --        (2.99)%
                                                --                 --           --        (3.92)%
                                               199         $   22,805         1.69%          --
  2006                                          --                 --           --        15.33%
                                                --                 --           --        14.23%
                                               152         $   18,187         3.08%          --
  2005                                          --                 --           --         4.88%
                                                --                 --           --         4.21%
                                                64         $    6,674         2.03%          --
EQ/Van Kampen Mid Cap Growth
----------------------------
  2009                                          --                 --           --        56.28%
                                                --                 --           --        54.79%
                                               662         $   84,822         0.00%
  2008                                          --                 --           --       (47.59)%
                                                --                 --           --       (48.09)%
                                               384         $   32,050         0.00%
  2007                                          --                 --           --        21.80%
                                                --                 --           --        20.63%
                                               286         $   45,962         0.34%
  2006                                          --                 --           --         8.71%
                                                --                 --           --         7.68%
                                               116         $   15,516         0.47%          --
  2005                                          --                 --           --        24.44%
                                                --                 --           --        23.65%
                                                39         $    4,864           --           --
Multimanager Aggressive Equity (q)
----------------------------------
  2009                                          --                 --           --        36.94%
                                                --                 --           --        35.63%
                                             7,754         $  543,315         0.40%
  2008                                          --                 --           --       (46.81)%
                                                --                 --           --       (47.32)%
                                             7,902         $  406,785         0.49%
  2007                                          --                 --           --        11.11%
                                                --                 --           --        10.03%
                                             8,900         $  867,396         0.10%          --
  2006                                          --                 --           --         5.24%
                                                --                 --           --         3.85%
                                            10,463         $  923,899         0.17%          --
  2005                                          --                 --           --         7.50%
                                                --                 --           --         6.90%
                                            12,174         $1,031,638           --           --
Multimanager Aggressive Equity (q)
----------------------------------
  2009                                          --                 --           --        36.58%
                                                --                 --           --        35.52%
                                               279         $   17,675         0.40%
  2008                                          --                 --           --       (46.94)%
                                                --                 --           --       (47.37)%
                                               133         $    6,081         0.49%

                                     FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
Multimanager Aggressive Equity (q) (Continued)
----------------------------------------------
  2007   Lowest contract charge 0.50% Class B         $  88.52
         Highest contract charge 1.30% Class B (e)    $ 115.50
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $  79.87
         Highest contract charge 1.30% Class B (e)    $ 105.05
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  76.37
         Highest contract charge 1.20% Class B        $  75.63
         All contract charges                               --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 139.47
         Highest contract charge 1.45% Class B        $ 129.17
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $ 129.41
         Highest contract charge 1.45% Class B        $ 121.01
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 126.94
         Highest contract charge 1.45% Class B        $ 119.83
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 120.06
         Highest contract charge 1.45% Class B        $ 114.44
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 116.28
         Highest contract charge 1.45% Class B        $ 111.90
         All contract charges                               --
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 134.26
         Highest contract charge 1.45% Class B        $ 124.34
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $ 103.86
         Highest contract charge 1.45% Class B        $  97.11
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 197.82
         Highest contract charge 1.45% Class B        $ 186.75
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 176.83
         Highest contract charge 1.45% Class B        $ 168.56
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 141.82
         Highest contract charge 1.45% Class B        $ 136.48
         All contract charges                               --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 106.66
         Highest contract charge 1.45% Class B        $  98.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  80.89
         Highest contract charge 1.45% Class B        $  75.64
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 134.47
         Highest contract charge 1.45% Class B        $ 126.94
         All contract charges                               --

                                                                        Years Ended December 31,
                                                -----------------------------------------------------------------
                                                        Units         Net Assets     Investment         Total
                                                Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                -------------------- ------------ ---------------- --------------
Multimanager Aggressive Equity (q) (Continued)
----------------------------------------------
  2007                                                  --                 --            --             10.83%
                                                        --                 --            --              9.95%
                                                       159           $ 13,842          0.10%               --
  2006                                                  --                 --            --              4.59%
                                                        --                 --            --              5.05%
                                                       190           $ 14,885          0.17%               --
  2005                                                  --                 --            --              7.67%
                                                        --                 --            --              6.91%
                                                       203           $ 15,262            --                --
Multimanager Core Bond
----------------------
  2009                                                  --                 --            --              7.77%
                                                        --                 --            --              6.74%
                                                       666           $ 86,980          3.57%
  2008                                                  --                 --            --              1.95%
                                                        --                 --            --              0.98%
                                                       582           $ 71,497          4.88%
  2007                                                  --                 --            --              5.73%
                                                        --                 --            --              4.71%
                                                       594           $ 72,099          4.09%               --
  2006                                                  --                 --            --              3.25%
                                                        --                 --            --              2.27%
                                                       591           $ 68,372          4.11%               --
  2005                                                  --                 --            --              1.24%
                                                        --                 --            --              0.28%
                                                       605           $ 68,268          3.47%               --
Multimanager International Equity
---------------------------------
  2009                                                  --                 --            --             29.27%
                                                        --                 --            --             28.04%
                                                       597           $ 74,900          1.59%
  2008                                                  --                 --            --            (47.50)%
                                                        --                 --            --            (48.00)%
                                                       616           $ 60,647          1.53%
  2007                                                  --                 --            --             11.87%
                                                        --                 --            --             10.79%
                                                       644           $121,692          0.72%               --
  2006                                                  --                 --            --             24.69%
                                                        --                 --            --             23.50%
                                                       615           $104,906          2.18%               --
  2005                                                  --                 --            --             14.87%
                                                        --                 --            --             13.77%
                                                       472           $ 65,031          4.04%               --
Multimanager Large Cap Core Equity
----------------------------------
  2009                                                  --                 --            --             31.86%
                                                        --                 --            --             30.58%
                                                       150           $ 15,024          1.43%
  2008                                                  --                 --            --            (39.85)%
                                                        --                 --            --            (40.41)%
                                                       159           $ 12,192          0.51%
  2007                                                  --                 --            --              4.48%
                                                        --                 --            --              3.47%
                                                       173           $ 22,281          0.43%               --

                                     FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Core Equity (Continued)
----------------------------------------------
  2006   Lowest contract charge 0.50% Class B      $ 128.70             --                 --            --      13.01%
         Highest contract charge 1.45% Class B     $ 122.68             --                 --            --      11.94%
         All contract charges                            --            162            $20,110          0.60%        --
  2005   Lowest contract charge 0.50% Class B      $ 113.89             --                 --            --       6.20%
         Highest contract charge 1.45% Class B     $ 109.60             --                 --            --       5.18%
         All contract charges                            --            175            $19,342          0.80%        --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $  82.21             --                 --            --      35.86%
         Highest contract charge 1.45% Class B     $  76.13             --                 --            --      34.55%
         All contract charges                                          386            $29,870          0.16%
  2008   Lowest contract charge 0.50% Class B      $  60.51             --                 --            --     (45.65)%
         Highest contract charge 1.45% Class B     $  56.58             --                 --            --     (46.17)%
         All contract charges                                          394            $22,690          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 111.34             --                 --            --      10.69%
         Highest contract charge 1.45% Class B     $ 105.11             --                 --            --       9.63%
         All contract charges                            --            386            $41,221            --         --
  2006   Lowest contract charge 0.50% Class B      $ 100.59             --                 --            --      (0.39)%
         Highest contract charge 1.45% Class B     $  95.88             --                 --            --      (1.34)%
         All contract charges                            --            383            $37,071            --         --
  2005   Lowest contract charge 0.50% Class B      $ 100.98             --                 --            --       6.95%
         Highest contract charge 1.45% Class B     $  97.18             --                 --            --       5.94%
         All contract charges                            --            388            $38,002            --         --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 117.57             --                 --            --      22.65%
         Highest contract charge 1.45% Class B     $ 108.88             --                 --            --      21.09%
         All contract charges                                          507            $55,659          1.87%
  2008   Lowest contract charge 0.50% Class B      $  96.17             --                 --            --     (37.77)%
         Highest contract charge 1.45% Class B     $  89.92             --                 --            --     (38.36)%
         All contract charges                                          523            $47,681          1.42%
  2007   Lowest contract charge 0.50% Class B      $ 154.53             --                 --            --       3.12%
         Highest contract charge 1.45% Class B     $ 145.88             --                 --            --       2.13%
         All contract charges                            --            501             73,897          1.12%        --
  2006   Lowest contract charge 0.50% Class B      $ 149.85             --                 --            --      18.73%
         Highest contract charge 1.45% Class B     $ 142.84             --                 --            --      17.60%
         All contract charges                            --            457            $65,936          2.93%        --
  2005   Lowest contract charge 0.50% Class B      $ 126.22             --                 --            --       6.56%
         Highest contract charge 1.45% Class B     $ 121.47             --                 --            --       5.55%
         All contract charges                            --            371            $45,368          3.03%        --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 100.60             --                 --            --      41.07%
         Highest contract charge 1.45% Class B     $  93.16             --                 --            --      39.71%
         All contract charges                                          679            $64,442          0.00%
  2008   Lowest contract charge 0.50% Class B      $  71.31             --                 --            --     (43.86)%
         Highest contract charge 1.45% Class B     $  66.68             --                 --            --     (44.40)%
         All contract charges                                          679            $46,112          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 127.03             --                 --            --      11.34%
         Highest contract charge 1.45% Class B     $ 119.92             --                 --            --      10.27%
         All contract charges                            --            730            $88,998            --         --
  2006   Lowest contract charge 0.50% Class B      $ 114.09             --                 --            --       9.07%
         Highest contract charge 1.45% Class B     $ 108.75             --                 --            --       8.03%
         All contract charges                            --            753            $82,924          0.51%        --

                                     FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
Multimanager Mid Cap Growth (Continued)
---------------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 104.60
         Highest contract charge 1.45% Class B         $ 100.66
         All contract charges                                --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 132.45
         Highest contract charge 1.45% Class B         $ 122.66
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  92.21
         Highest contract charge 1.45% Class B         $  86.21
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 144.72
         Highest contract charge 1.45% Class B         $ 136.63
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 145.32
         Highest contract charge 1.45% Class B         $ 138.52
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 127.30
         Highest contract charge 1.45% Class B         $ 122.51
         All contract charges                                --
Multimanager Multi-Sector Bond
------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $  88.11
         Highest contract charge 1.45% Class A         $  87.49
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  80.57
         Highest contract charge 1.45% Class A         $  80.77
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 105.59
         Highest contract charge 1.45% Class A         $ 106.88
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 102.63
         Highest contract charge 1.45% Class A         $ 104.89
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 144.66
         Highest contract charge 1.45% Class A         $  96.58
         All contract charges                                --
Multimanager Multi-Sector Bond
------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 114.73
         Highest contract charge 1.30% Class B (e)     $  85.24
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 105.16
         Highest contract charge 1.30% Class B (e)     $  78.76
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 138.16
         Highest contract charge 1.30% Class B (e)     $ 104.30
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.63
         Highest contract charge 1.30% Class B (e)     $ 102.45
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 123.08
         Highest contract charge 1.20% Class B         $  96.58
         All contract charges                                --

                                                                  Years Ended December 31,
                                              -----------------------------------------------------------------
                                                      Units         Net Assets     Investment         Total
                                               Outstanding (000s)     (000s)     Income Ratio**     Return***
                                              -------------------- ------------ ---------------- --------------
Multimanager Mid Cap Growth (Continued)
---------------------------------------
  2005                                                  --                 --            --            7.85%
                                                        --                 --            --            6.81%
                                                       768           $ 78,075          1.61%             --
Multimanager Mid Cap Value
--------------------------
  2009                                                  --                 --            --           43.64%
                                                        --                 --            --           42.28%
                                                       487           $ 60,246          3.10%
  2008                                                  --                 --            --          (36.28)%
                                                        --                 --            --          (36.90)%
                                                       478           $ 41,835          0.45%
  2007                                                  --                 --            --           (0.41)%
                                                        --                 --            --           (1.36)%
                                                       514           $ 71,135            --              --
  2006                                                  --                 --            --           14.16%
                                                        --                 --            --           13.07%
                                                       539           $ 75,665          1.69%             --
  2005                                                  --                 --            --            6.81%
                                                        --                 --            --            5.79%
                                                       544           $ 67,218          6.80%             --
Multimanager Multi-Sector Bond
------------------------------
  2009                                                  --                 --            --            9.36%
                                                        --                 --            --            8.32%
                                                       599           $ 89,248          4.66%
  2008                                                  --                 --            --          (23.70)%
                                                        --                 --            --          (24.43)%
                                                       645           $ 88,735          9.05%
  2007                                                  --                 --            --            2.88%
                                                        --                 --            --            1.90%
                                                       749           $136,313          7.58%             --
  2006                                                  --                 --            --            2.63%
                                                        --                 --            --            8.61%
                                                       767           $137,007          7.11%             --
  2005                                                  --                 --            --            2.39%
                                                        --                 --            --            1.82%
                                                       799           $131,305          7.88%             --
Multimanager Multi-Sector Bond
------------------------------
  2009                                                  --                 --            --            9.10%
                                                        --                 --            --            8.23%
                                                       277           $ 26,252          4.66%
  2008                                                  --                 --            --          (23.89)%
                                                        --                 --            --          (24.49)%
                                                       298           $ 26,227          9.05%
  2007                                                  --                 --            --            2.62%
                                                        --                 --            --            1.81%
                                                       384           $ 44,436          7.58%             --
  2006                                                  --                 --            --            9.38%
                                                        --                 --            --            2.45%
                                                       379           $ 42,859          7.11%             --
  2005                                                  --                 --            --            2.54%
                                                        --                 --            --            1.83%
                                                       379           $ 39,438          7.88%             --

                                     FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Small Cap Growth (i)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 107.09              --                --            --      33.86%
         Highest contract charge 1.45% Class B     $ 101.85              --                --            --      32.58%
         All contract charges                                           429          $ 43,863          0.00%
  2008   Lowest contract charge 0.50% Class B      $  80.00              --                --            --     (42.40)%
         Highest contract charge 1.45% Class B     $  76.82              --                --            --     (42.96)%
         All contract charges                                           416          $ 32,215          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 138.89              --                --            --       3.16%
         Highest contract charge 1.45% Class B     $ 134.67              --                --            --       2.17%
         All contract charges                            --             439          $ 59,581            --         --
  2006   Lowest contract charge 0.50% Class B      $ 134.64              --                --            --       9.66%
         Highest contract charge 1.45% Class B     $ 131.81              --                --            --       8.61%
         All contract charges                            --             297          $ 39,279          1.47%        --
  2005   Lowest contract charge 0.50% Class B      $ 122.78              --                --            --       6.95%
         Highest contract charge 1.45% Class B     $ 121.35              --                --            --       5.93%
         All contract charges                            --             121          $ 14,674          3.15%        --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 145.43              --                --            --      25.78%
         Highest contract charge 1.45% Class B     $ 109.75              --                --            --      24.59%
         All contract charges                                           853          $119,151          1.05%
  2008   Lowest contract charge 0.50% Class B      $ 115.62              --                --            --     (38.17)%
         Highest contract charge 1.45% Class B     $  88.09              --                --            --     (38.77)%
         All contract charges                                           872          $ 97,762          0.25%
  2007   Lowest contract charge 0.50% Class B      $ 187.01              --                --            --     (10.30)%
         Highest contract charge 1.45% Class B     $ 143.86              --                --            --     (11.16)%
         All contract charges                            --             957          $174,548          0.31%        --
  2006   Lowest contract charge 0.50% Class B      $ 208.48              --                --            --      15.53%
         Highest contract charge 1.45% Class B     $ 161.93              --                --            --      14.43%
         All contract charges                            --           1,040          $213,071          5.68%        --
  2005   Lowest contract charge 0.50% Class B      $ 180.45              --                --            --       4.16%
         Highest contract charge 1.45% Class B     $ 141.51              --                --            --       3.17%
         All contract charges                            --             973          $173,753          4.61%        --
Multimanager Technology
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 108.02              --                --            --      57.65%
         Highest contract charge 1.45% Class B     $ 100.03              --                --            --      56.15%
         All contract charges                                         1,128          $114,338          0.00%
  2008   Lowest contract charge 0.50% Class B      $  68.52              --                --            --     (47.34)%
         Highest contract charge 1.45% Class B     $  64.06              --                --            --     (47.85)%
         All contract charges                                           995          $ 64,569          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 130.12              --                --            --      17.63%
         Highest contract charge 1.45% Class B     $ 122.84              --                --            --      16.50%
         All contract charges                            --           1,044          $129,627            --         --
  2006   Lowest contract charge 0.50% Class B      $ 110.62              --                --            --       6.76%
         Highest contract charge 1.45% Class B     $ 105.44              --                --            --       5.74%
         All contract charges                            --           1,063          $113,046            --         --
  2005   Lowest contract charge 0.50% Class B      $ 103.61              --                --            --      10.71%
         Highest contract charge 1.45% Class B     $  99.71              --                --            --       9.66%
         All contract charges                            --           1,135          $113,949            --         --

                                     FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
Target 2015 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  95.96
         Highest contract charge 1.45% Class B (c)    $  92.95
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  80.16
         Highest contract charge 1.45% Class B (c)    $  78.40
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 115.88
         Highest contract charge 1.45% Class B (c)    $ 114.43
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 108.60
         Highest contract charge 1.45% Class B (c)    $ 108.28
         All contract charges                               --
Target 2025 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  92.77
         Highest contract charge 1.45% Class B (c)    $  89.86
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  75.68
         Highest contract charge 1.45% Class B (c)    $  74.01
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 117.04
         Highest contract charge 1.45% Class B (c)    $ 115.57
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 109.56
         Highest contract charge 1.45% Class B (c)    $ 109.23
         All contract charges                               --
Target 2035 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  90.90
         Highest contract charge 1.45% Class B (c)    $  88.05
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  72.76
         Highest contract charge 1.45% Class B (c)    $  71.16
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 118.01
         Highest contract charge 1.45% Class B (c)    $ 116.54
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 110.45
         Highest contract charge 1.45% Class B (c)    $ 110.12
         All contract charges                               --
Target 2045 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  88.55
         Highest contract charge 1.45% Class B (c)    $  85.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  69.65
         Highest contract charge 1.45% Class B (c)    $  68.12
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 119.32
         Highest contract charge 1.45% Class B (c)    $ 117.82
         All contract charges                               --

                                                                 Years Ended December 31,
                                             -----------------------------------------------------------------
                                                     Units         Net Assets     Investment         Total
                                              Outstanding (000s)     (000s)     Income Ratio**     Return***
                                             -------------------- ------------ ---------------- --------------
Target 2015 Allocation
----------------------
  2009                                                 --                 --            --        19.71%
                                                       --                 --            --        18.56%
                                                      171            $15,922          4.64%
  2008                                                 --                 --            --       (30.82)%
                                                       --                 --            --       (31.49)%
                                                      128            $10,137          3.62%
  2007                                                 --                 --            --         6.70%
                                                       --                 --            --         5.68%
                                                       67            $ 7,845          5.13%          --
  2006                                                 --                 --            --         8.60%
                                                       --                 --            --         8.28%
                                                       11            $ 1,222         10.42%          --
Target 2025 Allocation
----------------------
  2009                                                 --                 --            --        22.58%
                                                       --                 --            --        21.42%
                                                      222            $20,037          4.87%
  2008                                                 --                 --            --       (35.34)%
                                                       --                 --            --       (35.96)%
                                                      143            $10,694          3.46%
  2007                                                 --                 --            --         6.83%
                                                       --                 --            --         5.80%
                                                       80            $ 9,227          4.20%          --
  2006                                                 --                 --            --         9.56%
                                                       --                 --            --         9.23%
                                                        9            $ 1,035          8.37%          --
Target 2035 Allocation
----------------------
  2009                                                 --                 --            --        24.93%
                                                       --                 --            --        23.74%
                                                      169            $14,876          4.83%
  2008                                                 --                 --            --       (38.34)%
                                                       --                 --            --       (38.94)%
                                                       97            $ 6,992          3.39%
  2007                                                 --                 --            --         6.84%
                                                       --                 --            --         5.83%
                                                       40            $ 4,736          4.13%          --
  2006                                                 --                 --            --        10.45%
                                                       --                 --            --        10.12%
                                                        5            $   531          6.64%          --
Target 2045 Allocation
----------------------
  2009                                                 --                 --            --        27.14%
                                                       --                 --            --        25.91%
                                                      117            $10,042          4.83%
  2008                                                 --                 --            --       (41.63)%
                                                       --                 --            --       (42.18)%
                                                       69            $ 4,692          2.97%
  2007                                                 --                 --            --         7.26%
                                                       --                 --            --         6.23%
                                                       29            $ 3,403          3.33%          --

                                     FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2009

8. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Target 2045 Allocation (Continued)
----------------------------------
  2006   Lowest contract charge 0.50% Class B (c)      $ 111.24            --                --              --       11.24%
         Highest contract charge 1.45% Class B (c)     $ 110.91            --                --              --       10.91%
         All contract charges                                --             3              $380            7.39%         --

----------
(a)  Units were made available for sale on May 9, 2005.
(b)  Units were made available for sale on October 17, 2005.
(c)  Units were made available for sale on September 18, 2006.
(d)  Units were made available for sale on November 6, 2006.
(e)  Units were made available for sale on December 4, 2006.
(f)  Units were made available for sale on May 18, 2007.
(g) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(h) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(i) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(j) A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(k)  Units were made available for sale on August 17, 2007.
(l) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(m) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(n) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(o) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(p) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(q) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18,2009.
(r) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(s) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(t) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(u) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(v)  Units were made available for sale on July 10, 2009
(w)  Units were made available for sale on September 18, 2009.
(x)  Units were made available for sale on September 30, 2009.
+    Reflects maximum allowable charge. Current charge is 1.40%.
* Expenses as percentage of average net assets (0.50%, 0.74%, 0.90%, 1.10%, 1.20%, 1.25%, 1.30%, 1.45%, and 1.49% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-109

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008.................. F-2
   Consolidated Statements of (Loss) Earnings, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-3
   Consolidated Statements of Equity, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-5
   Consolidated Statements of Comprehensive (Loss) Income,
     Years Ended December 31, 2009, 2008 and 2007........................... F-6
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of (loss) earnings, of equity, of comprehensive (loss) income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009, for recognition and presentation of other-than-temporary impairment losses on April 1, 2009, fair value measurement on January 1, 2008 and for uncertainty in income taxes of January 1, 2007.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2010

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008


                                                                                    2009                 2008
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value.......................  $     27,470.2       $     23,831.0
   Mortgage loans on real estate............................................         3,554.8              3,673.9
   Equity real estate, held for the production of income....................            98.5                 56.3
   Policy loans.............................................................         3,616.8              3,700.3
   Other equity investments.................................................         1,562.3              1,646.8
   Trading securities......................................................            484.6                322.7
   Other invested assets....................................................         1,482.6              1,500.9
                                                                              -----------------    -----------------
     Total investments......................................................        38,269.8             34,731.9
Cash and cash equivalents...................................................         1,791.7              2,403.2
Cash and securities segregated, at fair value...............................           985.7              2,572.6
Broker-dealer related receivables...........................................         1,087.6              1,020.4
Deferred policy acquisition costs...........................................         7,745.2              7,482.0
Goodwill and other intangible assets, net...................................         3,676.5              3,702.9
Amounts due from reinsurers.................................................         3,028.2              2,897.2
Loans to affiliates.........................................................         1,048.3                588.3
Other assets................................................................         8,254.9             13,240.8
Separate Accounts' assets...................................................        84,016.5             67,627.0
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,107.3       $     24,742.5
Future policy benefits and other policyholders liabilities..................        17,726.7             17,733.1
Broker-dealer related payables..............................................           279.4                485.5
Customers related payables..................................................         1,430.7              2,753.1
Amounts due to reinsurers...................................................            81.2                 64.2
Short-term and long-term debt...............................................           449.0                484.6
Loans from affiliates.......................................................         1,325.0              1,325.0
Income taxes payable........................................................         3,356.0              3,794.4
Noncontrolling interest subject to redemption rights........................             -                  135.0
Other liabilities...........................................................         3,002.2              2,861.4
Separate Accounts' liabilities..............................................        84,016.5             67,627.0
                                                                              -----------------    -----------------
     Total liabilities......................................................       135,774.0            122,005.8
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2.0 million shares authorized, issued and
     outstanding............................................................             2.5                  2.5
   Capital in excess of par value...........................................         5,582.3              5,184.1
   Retained earnings........................................................         6,311.8              8,412.6
   Accumulated other comprehensive loss.....................................        (1,035.7)            (2,235.6)
                                                                              -----------------    -----------------
   Total AXA Equitable's equity.............................................        10,860.9             11,363.6
                                                                              -----------------    -----------------
Noncontrolling interest.....................................................         3,269.5              2,896.9
                                                                              -----------------    -----------------
     Total equity...........................................................        14,130.4             14,260.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND EQUITY................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $     2,918.4      $      2,951.7     $      2,741.7
Premiums......................................................          431.1               758.6              804.9
Net investment (loss) income:
   Investment (loss) income from
     derivative instruments...................................       (3,079.4)            7,302.1               86.6
   Other investment income....................................        2,098.9             1,751.9            2,567.1
                                                                -----------------  -----------------  -----------------
       Total net investment (loss) income.....................         (980.5)            9,054.0            2,653.7
Investment gains (losses), net:
   Total other-than-temporary impairment losses...............         (169.2)             (285.9)             (77.8)
   Portion of loss recognized in other
     comprehensive income.....................................            5.9                 -                  -
                                                                -----------------  -----------------  -----------------
       Net impairment losses recognized.......................         (163.3)             (285.9)             (77.8)
   Other investment gains (losses), net.......................          217.0               (52.6)              70.6
                                                                -----------------  -----------------  -----------------
         Total investment gains (losses), net.................           53.7              (338.5)              (7.2)
Commissions, fees and other income............................        3,385.2             4,549.0            5,173.7
(Decrease) increase in fair value of
   reinsurance contracts......................................       (2,565.9)            1,566.8                6.9
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        3,242.0            18,541.6           11,373.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,298.1             4,702.6            1,998.5
Interest credited to policyholders' account balances..........        1,004.3             1,065.3            1,065.2
Compensation and benefits.....................................        1,858.7             1,989.1            2,453.2
Commissions...................................................        1,033.0             1,437.1            1,744.2
Distribution plan payments....................................          207.6               274.4              335.1
Amortization of deferred sales commissions....................           54.9                79.1               95.5
Interest expense..............................................          107.8                51.5               58.2
Amortization of deferred policy acquisition costs.............          115.0             3,484.7            1,099.2
Capitalization of deferred policy acquisition costs...........         (975.3)           (1,394.1)          (1,719.3)
Rent expense..................................................          258.2               246.6              224.3
Amortization of other intangible assets.......................           24.1                23.7               23.2
Other operating costs and expenses............................        1,334.3             1,196.0            1,317.9
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,320.7            13,156.0            8,695.2
                                                                -----------------  -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
(Loss) earnings from continuing operations
   before income taxes........................................  $    (3,078.7)     $      5,385.6     $      2,678.5
Income tax benefit (expense)..................................        1,272.1            (1,690.5)            (752.5)
                                                                -----------------  -----------------  -----------------

(Loss) earnings from continuing operations,
   net of income taxes........................................       (1,806.6)            3,695.1            1,926.0
Earnings (loss) from discontinued operations,
   net of income taxes........................................            2.7                (4.8)               7.7
Gains on disposal of discontinued operations,
   net of income taxes........................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------

Net (loss) earnings...........................................       (1,803.9)            3,696.6            1,936.5
   Less: net earnings attributable to noncontrolling interest.         (358.9)             (470.0)            (702.9)
                                                                -----------------  -----------------  -----------------

Net (Loss) Earnings Attributable to AXA Equitable.............  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


Amounts attributable to AXA Equitable:
   (Loss) earnings from continuing operations,
     net of income taxes......................................  $    (2,165.5)     $      3,225.1     $      1,223.1
   Earnings (loss) from discontinued operations,
     net of income taxes......................................            2.7                (4.8)               7.7
   Gain on disposal of discontinued operations,
     net of income taxes......................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------
Net (Loss) Earnings...........................................  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year.......... $          2.5      $         2.5      $         2.5
                                                                   -----------------   ----------------   ----------------

   Capital in excess of par value, beginning of year..............        5,184.1            5,265.4            5,139.6
   Issuance of AllianceBernstein Units to noncontrolling interest.          (54.5)               -                  -
   Changes in capital in excess of par value......................          452.7              (81.3)             125.8
                                                                   -----------------   ----------------   ----------------
   Capital in excess of par value, end of year....................        5,582.3            5,184.1            5,265.4
                                                                   -----------------   ----------------   ----------------

   Retained earnings, beginning of year...........................        8,412.6            5,186.0            4,507.6
   Net (loss) earnings attributable to AXA Equitable..............       (2,162.8)           3,226.6            1,233.6
   Impact of implementing new accounting guidance,
     net of taxes.................................................           62.0                -                 44.8
   Dividends on common stock......................................            -                  -               (600.0)
                                                                   -----------------   ----------------   ----------------
   Retained earnings, end of year.................................        6,311.8            8,412.6            5,186.0
                                                                   -----------------   ----------------   ----------------

   Accumulated other comprehensive loss, beginning of year........       (2,235.6)            (267.9)            (167.3)
   Impact of implementing new accounting guidance,
     net of taxes ................................................          (62.0)               -                  -
   Other comprehensive income (loss) attributable to
     AXA Equitable................................................        1,261.9           (1,967.7)            (100.6)
                                                                   -----------------   ----------------   ----------------
   Accumulated other comprehensive loss, end of year..............       (1,035.7)          (2,235.6)            (267.9)
                                                                   -----------------   ----------------   ----------------

     TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................       10,860.9           11,363.6           10,186.0
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, beginning of year.....................        2,896.9            2,478.9            2,289.9
   Net earnings attributable to noncontrolling interest...........          358.9              470.0              702.9
   Other comprehensive income (loss)
     attributable to noncontrolling interest......................           66.2              (69.9)               9.8
   Issuance of AllianceBernstein Units to
     noncontrolling interest......................................           65.2               32.5               48.5
   Exercise of AB Put.............................................          135.0              495.5                -
   Dividends paid to noncontrolling interest......................         (319.4)            (562.6)            (751.6)
   Capital contributions..........................................            -                 12.8                -
   Other changes in noncontrolling interest.......................           66.7               39.7              179.4
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, end of year...........................        3,269.5            2,896.9            2,478.9
                                                                   -----------------   ----------------   ----------------

TOTAL EQUITY, END OF YEAR......................................... $     14,130.4      $    14,260.5      $    12,664.9
                                                                   =================   ================   ================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME
Net (loss) earnings............................................... $     (1,803.9)     $     3,696.6      $     1,936.5

Other comprehensive (loss) income, net of income taxes:
Change in unrealized gains (losses), net of
   reclassification adjustment....................................        1,331.2           (1,444.3)            (168.8)
Defined benefit plans:
   Net (loss) gain arising during year............................          (65.0)            (620.4)              38.8
   Prior service cost arising during year.........................            -                  -                  1.7
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost.....           64.6               30.8               41.2
     Amortization of net prior service credit
       included in net periodic cost..............................           (2.7)              (3.7)              (3.6)
     Amortization of net transition asset.........................            -                  -                  (.1)
                                                                   -----------------   ----------------   ----------------
       Other comprehensive (loss) income - defined benefit plans..           (3.1)            (593.3)              78.0
                                                                   -----------------   ----------------   ----------------

Comprehensive (loss) income.......................................         (475.8)           1,659.0            1,845.7
                                                                   -----------------   ----------------   ----------------

Comprehensive income attributable to noncontrolling interest......         (425.1)            (400.1)            (712.7)
                                                                   -----------------   ----------------   ----------------
Comprehensive (Loss) Income Attributable to AXA Equitable......... $       (900.9)     $     1,258.9      $     1,133.0
                                                                   =================   ================   ================






                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                       2009                2008               2007
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net (loss) earnings...........................................   $     (1,803.9)     $     3,696.6      $      1,936.5
Adjustments to reconcile net (loss) earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........          1,004.3            1,065.3             1,065.2
  Universal life and investment-type product
     policy fee income........................................         (2,918.4)          (2,951.7)           (2,741.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................         (1,353.0)             618.9                98.5
  Change in net investment income related to
     derivative instruments...................................          3,079.4           (7,302.1)              (86.6)
  Change in reinsurance recoverable with affiliate............          1,485.7           (6,351.5)                -
  Investment (gains) losses, net..............................            (53.7)             338.5                 7.2
  Change in segregated cash and securities, net...............          1,586.8             (202.6)             (360.3)
  Change in deferred policy acquisition costs.................           (860.3)           2,090.6              (620.1)
  Change in future policy benefits............................           (755.2)           2,398.0                95.4
  Change in income taxes payable..............................         (1,223.2)           1,135.0               532.9
  Change in fair value of guaranteed minimum income benefit
     reinsurance contracts....................................          2,565.9           (1,566.8)               (6.9)
  Amortization of deferred sales commissions..................             54.9               79.1                95.5
  Amortization of reinsurance cost............................            318.3               11.0                 -
  Other depreciation and amortization.........................            156.0              140.4               133.8
  Amortization of other intangible assets, net................             24.1               23.7                23.2
  Gains on disposal of discontinued operations................              -                 (6.3)               (2.8)
  Other, net..................................................            109.5             (123.4)              167.6
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) operating activities...........          1,417.2           (6,907.3)              337.4
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate............................          2,058.2            1,727.5             2,143.1
  Sales of investments........................................          6,737.3              796.2             2,356.5
  Sale of AXA Equitable Life and Annuity......................              -                 60.8                 -
  Purchases of investments....................................         (8,994.8)          (2,106.8)           (3,525.3)
  Cash settlements related to derivative instruments..........         (2,564.6)           5,337.0               (98.3)
  Change in short-term investments............................            140.3               29.3               107.0
  Decrease in loans to affiliates.............................              1.1                -                 400.0
  Increase in loans to affiliates.............................           (250.0)               -                (650.0)
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (120.7)            (163.1)             (205.0)
  Other, net..................................................              9.4              155.2               (91.2)
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by investing activities...........         (2,983.8)           5,836.1               436.8
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED

                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,394.9       $     4,384.5      $     4,102.1
    Withdrawals from and transfers to Separate Accounts.......       (2,160.9)           (2,602.8)          (3,831.7)
  Change in short-term financings.............................          (35.8)             (497.8)             199.0
  Increase in collateralized pledged liabilities..............          126.1               568.7                -
  Increase in collateralized pledged assets...................         (632.3)                -                  -
  Proceeds from loans from affiliates.........................            -               1,000.0                -
  Capital contribution........................................          438.9                 -                  -
  Shareholder dividends paid..................................            -                   -               (600.0)
  Other, net..................................................         (175.8)             (551.4)            (592.6)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........          955.1             2,301.2             (723.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (611.5)            1,230.0               51.0
Cash and cash equivalents, beginning of year..................        2,403.2             1,173.2            1,122.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,791.7       $     2,403.2      $     1,173.2
                                                                =================  =================  =================

Supplemental cash flow information:
  Interest Paid...............................................   $       16.6       $        34.4      $        52.6
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $       43.8       $       257.3      $       178.1
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs servicing private clients, sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) Bernstein research services by means of independent research, portfolio strategy, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc. (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private limited partnership interests in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein L.P. increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put. As a result of this transaction, minority interest subject to redemption rights totaling $135.0 million were reclassified as noncontrolling interests in first quarter 2009.

        On March 30, 2009, AXA Bermuda sold 41.9 million AllianceBernstein Units to an affiliate of AXA. As a result of the sale, AXA Financial Group's consolidated economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

        In 2009, AllianceBernstein awarded 9.8 million restricted Holding Units in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding Units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding Units, AXA Financial Group and the Company's Capital in excess of par value decreased by $92.5 million and $65.2 million, respectively, net of applicable taxes with respective increases in noncontrolling interests of $92.5 million and $65.2 million. On March 1, 2010, AllianceBernstein management announced their intention to make open-market purchases of up to 3.0 million Holding Units, from time to time and at their discretion, to help fund their incentive compensation award program's obligations.

        At December 31, 2009 and 2008, the Company's beneficial ownership in AllianceBernstein was approximately 35.9% and 37.4%, respectively. At December 31, 2009, AXA and its subsidiaries' beneficial ownership in AllianceBernstein was approximately 62.1%.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair statement of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2009 and 2008, respectively, the Insurance Group's General Account held $1.0 million and $1.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2009 and 2008, respectively, as reported in the consolidated balance sheet, these investments included zero and $0.8 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2009 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2009, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $60.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2009," "2008" and "2007" refer to the years ended December 31, 2009, 2008 and 2007, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:
           o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to
           o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

        As a result, total equity at December 31, 2008 increased by $2,896.9 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,896.9 million as a result of the elimination of minority interest. Additionally, for the year 2008 and 2007 respectively, (loss) earnings from continuing operations, net of income taxes increased by $470.0 million and $702.9 million and net earnings attributable to the noncontrolling interest increased by $470.0 million and $702.9 million.

        On a prospective basis, beginning January 1, 2009, this guidance required that increases and decreases in noncontrolling interests be accounted for as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests recognized as a change to the controlling entity's equity instead of current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized. The Emerging Issues Task Force ("EITF") subsequently issued related guidance to clarify that insurers would not be required to include majority owned investments when the ownership is through a Separate Account in the insurance company's evaluation of whether to consolidated such investments. This consensus is expected to be considered for finalization during the March 2010 EITF meeting.

        Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;
          o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and
          o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

        Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For Available for Sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

        The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings, as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings.

        As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62.0 million at that date with a corresponding decrease to Accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $115.5 equal to the amount of the cumulative effect adjustment, pre-DAC and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

        (Loss) earnings from continuing operations, net of income taxes, and Net
        (loss) earnings attributable to AXA Equitable for 2009 reflected increases of $5.9 million, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment (losses) gains, net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings, and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

        Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance, that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have an impact on the Company's consolidated results of operations or financial position. At December 31, 2009 and 2008, the fair value of the Company's CMBS portfolio was $1,489.8 million and $1,674.7 million, respectively.

        Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

        Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

        Effective January 1, 2008, new guidance permitted entities to elect to measure existing eligible financial assets and liabilities at fair value under the "fair value option." The objective was to provide entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management elected not to adopt the fair value option.

        On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a significant impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

        Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the other-than-temporary impairment assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,631.1 million and $1,154.9 million, respectively at December 31, 2009 and $1,616.8 million and $1,156.3, respectively at December 31, 2008 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

        On January 1, 2007, the Company adopted new guidance for accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This guidance requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of this guidance did not have a material impact on AXA Financial Group's consolidated results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On June 12, 2009, the FASB issued new guidance that eliminates the concept of qualifying special-purpose entities ("QSPEs") and their exemption from consolidation in the financial statements of a transferor of financial assets. In addition, the new guidance modifies and clarifies the conditions for derecognition of transferred financial assets, including partial transfers and subsequent measurement of retained interests. Enhanced disclosure also is required about financial asset transfers and any continuing involvement of the transferor. For calendar-year consolidated financial statements, such as those of the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Management does not expect the implementation will have a material effect on the Company's consolidated financial statements.

        Also issued by the FASB on June 12, 2009 was new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, such as the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010; earlier application is prohibited. At the date of initial adoption, all existing consolidation conclusions are required to be recalculated under the new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein has a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements, with corresponding offsets to noncontrolling interest. However, on December 4, 2009, in response to concerns raised by the asset management industry, the FASB issued an amendment deferring the effective date of this guidance as would be applied to certain investment funds and for which many of Alliance Bernstein's VIEs likely will be eligible. Management is currently evaluating the impact this new guidance may have on the Company. The adoption of this guidance may require that a significant amount of assets, liabilities, revenues and expenses of certain VIEs in which the Company has a minimal financial ownership interest be included in its consolidated financial statements, with corresponding offsets to noncontrolling interest.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities classified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment (losses) gains, net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

        If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

        Mortgage loans on real estate are reported at their unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs, are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock, and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with changes in fair value reported in comprehensive income (loss).

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2009 and 2008, the carrying value of COLI was $720.2 million and $687.3 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

        All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company has issued and continues to offer certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit For Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits, in the event of elections, being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

        A wide range of derivative contracts are used in these hedging programs, including exchange traded equity and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts and swaptions. For both GMDB and GMIB, the Company retains basis and most volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

        Reinsurance contracts covering GMIB exposure, as well as the GWBL features are considered derivatives for accounting purposes and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income in the consolidated statements of earnings except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

        In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB, and GWBL features, beginning in fourth quarter 2008 and continuing in 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities.

        Margins (or "spreads") on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. At December 31, 2009, the Company held $694.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

        At December 31, 2009, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $266.4 million. At December 31, 2009, the Company had open exchange-traded futures positions on the 10-year and 30-year U.S. Treasury Note, having initial margin requirements of $59.5 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $2.0 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2009 are exchange-traded and net settled daily in cash.

        Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

        Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2009, was $598.3 million, for which the Company had posted collateral of $632.3 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2009, the Company would not have been required to post any additional collateral to its counterparties.

        Net Investment (Loss) Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        ----------------------------------------------------------------

        Net investment income and realized investment (losses) gains, net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
          Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
          Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        At December 31, 2009, investments classified as Level 1 comprise approximately 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

        At December 31, 2009, investments classified as Level 2 comprise approximately 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

        Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2009, approximately $1,907.7 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

        As disclosed in Note 3, the net fair value of freestanding derivative positions is approximately $168.8 million at December 31, 2009, or approximately 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts is traded in the over-the-counter ("OTC") derivative market and is classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

        The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2.2 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at June 30, 2009.

        At December 31, 2009, investments classified as Level 3 comprise approximately 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2009 were approximately $365.2 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,706.9 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2009. Prior to fourth quarter 2008, pricing of the CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2009, the company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

        Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect changes in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $44.8 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2009.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2009 and 2008, no assets were measured at fair value on a non-recurring basis.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2009 and 2008.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

        Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2009, the average gross short-term and long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.9% net of product weighted average Separate Account fees) and 0% ((2.1%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2009, current projections of future average gross market returns assume a 0% annualized return for the next five quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after eight quarters.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition test.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2009, the average rate of assumed investment yields, excluding policy loans, was 6.23% grading to 5.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and Guaranteed Minimum Accumulation Benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 2.25% to 9.98% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2009, participating policies, including those in the Closed Block, represent approximately 8.4% ($25.9 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2009, 2008 and 2007, investment results of such Separate Accounts were gains (losses) of $15,464.7 million, $(33,912.8) million and $5,347.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2009 was not impaired.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2009. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2009 impairment testing performed as of December 31, 2009, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2009.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. At January 1, 2007, as a result of adopting guidance for accounting for uncertainty in income taxes, the Company recognized a $44.8 million positive cumulative-effect adjustment to the January 1, 2007 balance of Retained earnings to reflect a decrease in the amount of unrecognized tax benefits.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
           o Management having the authority to approve the action commits the organization to a plan to sell the property.
           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2009 were not significant.

3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following table provides additional information for fixed maturities and equity securities classified as available for sale:

                 AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                              GROSS               GROSS
                                          AMORTIZED         UNREALIZED         UNREALIZED                             OTTI
                                            COST              GAINS              LOSSES          FAIR VALUE        IN AOCI (3)
                                      ------------------ -----------------  ------------------ ----------------  ---------------
                                                                              (IN MILLIONS)

DECEMBER 31, 2009:
------------------
Fixed Maturities:
    Corporate........................ $      19,437.7     $       991.5     $          235.1   $    20,194.1     $         .7
    U.S. Treasury, government
      and agency.....................         1,830.1              12.4                152.5         1,690.0              -
    States and political
      subdivisions...................           388.6               7.3                 14.2           381.7              -
    Foreign governments..............           270.4              32.0                   .1           302.3              -
    Commercial mortgage-backed.......         1,979.6               2.2                492.0         1,489.8              1.8
    Residential mortgage-backed(1)...         1,604.6              46.2                   .2         1,650.6              -
    Asset-backed(2)..................           278.2              10.9                 21.4           267.7              7.9
    Redeemable preferred stock.......         1,707.6               8.5                222.1         1,494.0              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------
      Total Fixed Maturities.........        27,496.8           1,111.0              1,137.6        27,470.2             10.4

Equity securities....................            43.9               9.7                  -              53.6              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------

Total at December 31, 2009........... $      27,540.7     $     1,120.7     $        1,137.6   $    27,523.8     $       10.4
                                      ================== =================  ================== ================  ===============

December 31, 2008
-----------------
Fixed Maturities:
    Corporate........................ $      18,696.8     $       232.2     $        1,713.9   $    17,215.1
    U.S. Treasury, government
      and agency.....................         1,054.7             279.5                  -           1,334.2
    States and political
      subdivisions...................           181.5              12.0                  9.1           184.4
    Foreign governments..............           214.3              37.3                  5.6           246.0
    Commercial mortgage-backed.......         2,215.5               4.0                544.8         1,674.7
    Residential mortgage-backed(1)...         1,679.0              60.5                   .4         1,739.1
    Asset-backed(2)..................           348.3              12.1                 34.7           325.7
    Redeemable preferred stock.......         1,820.9               1.0                710.1         1,111.8
                                      ------------------ -----------------  ------------------ ----------------
      Total Fixed Maturities.........        26,211.0             638.6              3,018.6        23,831.0

Equity securities....................            31.7               -                    4.9            26.8
                                      ------------------ -----------------  ------------------ ----------------

Total at December 31, 2008........... $      26,242.7     $       638.6     $        3,023.5   $    23,857.8
                                      ================== =================  ================== ================

        (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans
        (3) Amounts represent OTTI losses in AOCI, which were not included in earnings as a result of the adoption of new guidance on April 1, 2009.

        At December 31, 2009 and 2008, respectively, the Company had trading fixed maturities with an amortized cost of $114.6 million and $79.6 million and carrying values of $125.9 million and $76.2 million. Gross unrealized gains on trading fixed maturities were $12.3 million and $0.1 million and gross unrealized losses were $1.0 million and $3.5 million for 2009 and 2008, respectively.

        The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2009 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        AVAILABLE FOR SALE
                                                                ------------------------------------
                                                                   AMORTIZED
                                                                      COST            FAIR VALUE
                                                                -----------------  -----------------
                                                                           (IN MILLIONS)

Due in one year or less.......................................   $       874.9      $       898.9
Due in years two through five.................................         8,840.9            9,275.7
Due in years six through ten..................................         7,875.1            8,093.2
Due after ten years...........................................         4,335.9            4,300.3
                                                                -----------------  -----------------
     Subtotal.................................................        21,926.8           22,568.1
Commercial mortgage-backed bonds.............................          1,979.6            1,489.8
Residential mortgage-backed bonds.............................         1,604.6            1,650.6
Asset-backed bonds............................................           278.2              267.7
                                                                -----------------  -----------------
Total.........................................................   $    25,789.2      $    25,976.2
                                                                =================  =================

        During 2009, the Company recognized OTTI of $171.3 million on AFS fixed maturities, comprised of $165.4 million credit losses recognized in earnings and $5.9 million non-credit losses recognized in OCI. An additional $3.1 million OTTI was recognized in earnings related to AFS fixed maturities that the Company intended to sell or expected to be required to sell prior to recovering their amortized cost. No OTTI was recognized on equity securities.

        The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS
                                  (IN MILLIONS)

        Balance at March 31, 2009                                                                      $         -
        Cumulative adjustment related to implementing new guidance on April 1, 2009...............            (121.7)
        Impact of Consolidation of Wind-up Annuities business.....................................              (5.6)
        Previously recognized impairments on securities that matured, paid, prepaid or sold.......             147.2
        Previously recognized impairments on securities impaired to fair value this period (1)....               -
        Impairments recognized this period on securities not previously impaired..................            (143.3)
        Additional impairments this period on securities previously impaired......................             (22.1)
        Increases due to passage of time on previously recorded credit losses.....................               -
        Accretion of previously recognized impairments due to increases in expected cash flows....               -
                                                                                                      -----------------
        Balance at December 31, 2009..............................................................     $      (145.5)
                                                                                                      =================

        (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

        Net unrealized investment gains (losses) on fixed maturities and equity securities classified as available-for-sale are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                             DECEMBER 31,       December 31,
                                                 2009               2008
                                           -----------------  ------------------
                                                      (IN MILLIONS)

      AFS Securities:
        Fixed maturities:
          With OTTI loss.................   $        (10.9)    $          -
          All other......................            (15.7)          (2,380.0)
        Equity securities................              9.7               (4.9)
                                           -----------------  ------------------
      Net Unrealized Losses..............   $        (16.9)    $     (2,384.9)
                                           =================  ==================

        Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net
        (loss) earnings for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                          AOCI
                                               NET                                                  DEFERRED             (LOSS)
                                           UNREALIZED                                                INCOME          RELATED TO NET
                                              GAINS                                                    TAX             UNREALIZED
                                           (LOSSES) ON                         POLICYHOLDERS       (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC            LIABILITIES           ASSET          GAINS (LOSSES)
                                         ----------------   ---------------   ----------------   ----------------   ----------------
                                                                                (IN MILLIONS)

Balance, January 1, 2009..............   $         -        $          -      $           -      $          -       $           -
Cumulative impact of implementing
  new guidance on April 1, 2009.......            (7.0)                 .8                -                 2.2                (4.0)
Net investment gains (losses)
  arising during the period...........           (21.4)                -                  -                 -                 (21.4)
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..            22.1                 -                  -                 -                  22.1
     Excluded from Net
       (loss) earnings (1)............            (4.6)                -                  -                 -                  (4.6)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                   4.8                -                 -                   4.8
     Deferred income taxes............             -                   -                  -                 (.3)                (.3)
     Policyholders liabilities........             -                   -                  -                 -                   -
Impact of consolidation of Wind-up
  Annuities business..................             -                   -                  -                 -                   -
                                         ----------------   ---------------   ----------------   ----------------   ----------------
Balance, December 31, 2009............   $       (10.9)     $          5.6    $           -      $          1.9     $          (3.4)
                                         ================   ===============   ================   ================   ================

        (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                                        AOCI
                                               NET                                                DEFERRED             (LOSS)
                                           UNREALIZED                                              INCOME          RELATED TO NET
                                              GAINS                                                  TAX             UNREALIZED
                                           (LOSSES) ON                        POLICYHOLDERS      (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC           LIABILITIES          ASSET          GAINS (LOSSES)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
                                                                               (IN MILLIONS)

Balance January 1, 2009...............   $    (2,384.9)     $        553.6   $           -     $        681.3     $      (1,150.0)
Cumulative impact of implementing
  new guidance on April 1, 2009.......          (108.5)               19.2               -               31.2               (58.1)
Net investment gains (losses)
  arising during the period...........         2,657.4                 -                 -                -               2,657.4
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..          (115.1)                -                 -                -                (115.1)
     Excluded from Net
       (loss) earnings (1)............             4.6                 -                 -                -                   4.6
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                (601.7)              -                -                (601.7)
     Deferred income taxes............             -                   -                 -             (715.0)             (715.0)
     Policyholders liabilities........             -                   -                 -                -                   -
Impact of consolidation of Wind-up
  Annuities business..................           (59.6)                -                 -                -                 (59.6)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
Balance, December 31, 2009............   $        (6.1)     $        (28.9)  $           -     $         (2.5)    $         (37.5)
                                         ================   ===============  ================  ================   =================

        (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings for securities with no prior OTTI loss.

        The following tables disclose the fair values and gross unrealized losses of the 744 issues at December 31, 2009 and 1,373 issues at December 31, 2008 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                                 DECEMBER 31, 2009
                            --------------------------------------------------------------------------------------------
                               LESS THAN 12 MONTHS (1)        12 MONTHS OR LONGER (1)                TOTAL
                            -----------------------------  ----------------------------  -------------------------------
                                                GROSS                         GROSS                          GROSS
                                             UNREALIZED                     UNREALIZED                     UNREALIZED
                              FAIR VALUE       LOSSES        FAIR VALUE       LOSSES       FAIR VALUE        LOSSES
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                   (IN MILLIONS)

  Fixed Maturities:
    Corporate.............. $     2,043.5  $      (53.9)   $    2,022.3   $     (181.2)  $     4,065.8   $     (235.1)
    U.S. Treasury,
      government and
      agency...............       1,591.7        (152.4)            -              -           1,591.7         (152.4)
    States and political
      subdivisions.........         209.7         (10.5)           23.5           (3.7)          233.2          (14.2)
    Foreign governments....          41.0           (.1)            5.1            -              46.1            (.1)
    Commercial
      mortgage-backed......          33.6         (15.7)        1,348.8         (476.2)        1,382.4         (491.9)
    Residential
      mortgage-backed......          54.1           (.1)            2.4            (.2)           56.5            (.3)
    Asset-backed...........          48.6          (8.5)           68.6          (12.9)          117.2          (21.4)
    Redeemable
      preferred stock......          51.2          (6.6)        1,283.3         (215.6)        1,334.5         (222.2)
                            -------------  --------------  ------------   -------------  -------------   ---------------
   Total                    $     4,073.4  $     (247.8)   $    4,754.0   $     (889.8)  $     8,827.4   $   (1,137.6)
                            =============  ==============  ============   =============  =============   ===============

        (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance on April 1, 2009.

                                                                December 31, 2008
                           --------------------------------------------------------------------------------------------
                                Less Than 12 Months            12 Months or Longer                  Total
                           ------------------------------ -----------------------------  ------------------------------
                                              Gross                          Gross                          Gross
                                            Unrealized                     Unrealized                     Unrealized
                             Fair Value       Losses        Fair Value       Losses       Fair Value        Losses
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                  (In Millions)

Fixed Maturities:
  Corporate..............   $     8,475.3  $     (985.0)   $    3,489.6   $     (728.9)  $   11,964.9    $   (1,713.9)
  U.S. Treasury,
    government and
    agency...............             -             -               -              -              -               -
  States and political
    subdivisions.........            52.2          (6.6)           17.7           (2.5)          69.9            (9.1)
  Foreign governments....            70.0          (5.6)            -              -             70.0            (5.6)
  Commercial mortgage-
     backed..............           308.7         (19.4)        1,342.5         (525.4)       1,651.2          (544.8)
  Residential mortgage-
     backed..............              .1           -               3.7            (.5)           3.8             (.5)
  Asset-backed...........            71.1          (6.7)           63.5          (28.0)         134.6           (34.7)
  Redeemable
    preferred stock......           510.0        (343.5)          521.8         (366.6)       1,031.8          (710.1)
                            -------------  --------------  ------------   -------------  -------------   ---------------

Total                       $     9,487.4  $   (1,366.8)   $    5,438.8   $   (1,651.9)  $   14,926.2    $   (3,018.7)
                            =============  ==============  ============   =============  =============  ================

        The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The

        Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.39% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2009 and 2008 were $149.8 million and $207.9 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2009 and 2008, respectively, approximately $2,211.7 million and $900.4 million, or 8.0% and 3.5%, of the $27,496.8 million and $26,211.0 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455.9 million and $214.2 million at December 31, 2009 and 2008, respectively.

        The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2009, the Company owned $37.0 million in RMBS backed by subprime residential mortgage loans, and $23.0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2009, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $20.6 million.

        For 2009, 2008 and 2007, respectively, investment income is shown net of investment expenses of $77.5 million, $101.3 million and $272.5 million.

        At December 31, 2009 and 2008, respectively, the Company's trading account securities had amortized costs of $331.7 million and $514.5 million and fair values of $484.6 million and $322.7 million. At December 31, 2009 and 2008, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $37.6 million and $38.5 million and costs of $34.9 million and $43.9 million as well as other equity securities with carrying values of $53.6 million and $26.8 million and costs of $43.9 million and $31.7 million.

        In 2009, 2008 and 2007, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $133.1 million, $(387.8) million and $35.6 million, respectively, were included in Net investment income in the consolidated statements of earnings.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero at December 31, 2009 and 2008, respectively. Gross interest income on these loans included in net investment income totaled zero, zero and $3.9 million in 2009, 2008 and 2007, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans was $3.3 million in 2007; there were no such amounts in 2009 and 2008.

        During 2009, 2008 and 2007, respectively, the Company's average recorded investment in impaired mortgage loans was $0.1 million, $7.4 million and $49.1 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million and $4.5 million for 2008 and 2007, respectively; there was no such amount in 2009.

        At December 31, 2009 and 2008, respectively, there were no mortgage loans on real estate that had been classified as nonaccrual loans.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2009 and 2008, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2009, 2008 and 2007 no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was zero and $189.8 million at December 31, 2009 and 2008, respectively. Depreciation expense on real estate totaled $9.2 million, $12.8 million and $14.2 million for 2009, 2008 and 2007, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        There were no investment valuation allowances for mortgage loans and equity real estate at December 31, 2009. Investment valuation allowances for mortgage loans and equity real estate at December 31, 2008 and 2007 follows:

                                                     2008            2007
                                                -------------    -------------
                                                         (IN MILLIONS)

        Balances, beginning of year..........    $   1.4          $  21.0
        Additions charged to income..........        -               20.9
        Deductions for writedowns and
          asset dispositions.................       (1.4)           (40.5)
                                                -------------    -------------
        Balances, End of Year................    $   -            $   1.4
                                                =============    =============

        Balances, end of year comprise:
          Mortgage loans on real estate......    $   -            $   1.4
                                                -------------    -------------
        Total................................    $   -            $   1.4
                                                =============    =============

        Equity Method Investments
        -------------------------

        Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,308.4 million and $1,414.6 million, respectively, at December 31, 2009 and 2008. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $90.6 million and $48.3 million, respectively, at December 31, 2009 and 2008. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(77.6) million, $(58.1) million and $237.1 million, respectively, for 2009, 2008 and 2007.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 4 individual ventures at

        December 31, 2009 and 2008, respectively) and the Company's carrying value and equity in net (loss) earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost......................    $      546.6       $      318.2
        Investments in securities, generally at fair value...................            33.9               47.3
        Cash and cash equivalents............................................            20.6                7.8
        Other assets.........................................................              .8                8.7
                                                                                ----------------   -----------------
        Total Assets.........................................................    $      601.9       $      382.0
                                                                                ================   =================

        Borrowed funds - third party.........................................    $      309.5       $      190.3
        Other liabilities....................................................            15.1                3.1
                                                                                ----------------   -----------------
        Total liabilities....................................................           324.6              193.4
                                                                                ----------------   -----------------

        Partners' capital....................................................           277.3              188.6
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital..............................    $      601.9       $      382.0
                                                                                ================   =================

        The Company's Carrying Value in Those Entities Included Above........    $      155.4       $      110.6
                                                                                ================   =================


                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............. $        30.3       $       59.9       $       77.5
        Net revenues of other limited partnership interests.           (5.4)               -                 15.3
        Interest expense - third party......................          (6.8)             (14.1)             (18.2)
        Other expenses......................................         (17.4)             (37.3)             (43.8)
                                                            -----------------   ----------------   -----------------
        Net Earnings........................................ $          .7       $        8.5       $       30.8
                                                            =================   ================   =================

        The Company's Equity in Net (Loss) Earnings of
          Those Entities Included Above.....................$         (2.4)     $        12.3       $       24.6
                                                            =================   ================   =================

        Derivatives
        -----------

        The table below presents quantitative disclosures about the Company's derivative instruments at December 31, 2009, including those embedded in other contracts though required to be accounted for as derivative instruments.

                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2009

                                                              FAIR VALUE             GAINS (LOSSES)
                                                     -----------------------------    REPORTED IN
                                          NOTIONAL       ASSET         LIABILITY       NET (LOSS)
                                           AMOUNT      DERIVATIVES    DERIVATIVES       EARNINGS
                                         ----------  --------------  -------------   --------------
                                                     (IN MILLIONS)

FREESTANDING DERIVATIVES:
Equity contracts(1):
   Futures.........................      $  3,399.4  $       -         $     -       $  (1,141.5)
   Swaps...........................           801.0           .8            19.1          (270.7)
   Options.........................        11,650.0        920.1         1,138.6          (817.6)

Interest rate contracts (1):
   Floors..........................        15,000.0        299.6             -            (128.2)
   Swaps...........................         2,100.0         86.2            24.8          (178.4)
   Futures.........................         3,790.9          -               -            (526.1)
   Swaptions.......................         1,200.0         44.6             -             (16.9)

Other freestanding contracts (2):..             -            -               -               -
                                                                                      ------------
   NET INVESTMENT LOSS                                                                  (3,079.4)
                                                                                      ------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts(2)......             -        2,255.8             -          (2,565.9)

GWBL features (3)..................             -            -              54.9           217.7

                                         ----------  --------------  -------------   --------------
Balances, Dec. 31, 2009............      $ 37,941.3  $   3,607.1       $ 1,237.4     $  (5,427.9)
                                         ==========  ==============  =============   ==============

        (1) Reported in Other invested assets in the consolidated balance sheets.
        (2) Reported in Other assets in the consolidated balance sheets.
        (3) Reported in Future policy benefits and other policyholder liabilities.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,410.5 million and $3,413.8 million at December 31, 2009 and 2008, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2009 and 2008 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2009, the impairment test indicated that goodwill was not impaired.

        The gross carrying amount of AllianceBernstein related intangible assets were $555.4 million and $553.8 million at December 31, 2009 and 2008, respectively and the accumulated amortization of these intangible assets were $289.4 million and $265.3 million at December 31, 2009 and 2008, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24.1 million, $23.7 million and $23.5 million for 2009, 2008 and 2007, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22.0 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2009, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2009 and 2008, respectively, net deferred sales commissions totaled $90.2 million and $113.5 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2009 net asset balance for each of the next five years is $41.2 million, $24.7 million, $15.2 million, $7.9 million and $1.1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2009, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2009 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block is as follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                    2009             2008
                                                                               -------------    -------------
                                                                                       (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $   8,411.7      $   8,544.8
        Other liabilities....................................................         69.8             71.3
                                                                               -------------    -------------
        Total Closed Block liabilities.......................................      8,481.5          8,616.1
                                                                               -------------    -------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
           cost of $5,575.5 and $5,517.6)....................................      5,631.2          5,041.5
        Mortgage loans on real estate........................................      1,028.5          1,107.1
        Policy loans.........................................................      1,157.5          1,180.3
        Cash and other invested assets.......................................         68.2            104.2
        Other assets.........................................................        264.1            472.4
                                                                               -------------    -------------
        Total assets designated to the Closed Block..........................      8,149.5          7,905.5
                                                                               -------------    -------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................        332.0            710.6

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains (losses), net of deferred
             income tax (expense) benefit of $(23.4) and $166.4..............         43.6           (309.2)
                                                                               -------------    -------------

        Maximum Future Earnings To Be Recognized From
           Closed Block Assets and Liabilities...............................  $     375.6      $     401.4
                                                                               =============    =============

        Closed Block revenues and expenses were as follows:

                                                                   2009           2008           2007
                                                              -------------  -------------  -------------
                                                                           (IN MILLIONS)

        REVENUES:
        Premiums and other income............................ $      381.9   $     392.6    $     409.6
        Investment income (net of investment
           expenses of $.1, $1.1, and $.2)...................        481.6         496.0          501.8
        Investment (losses) gains, net:
            Total OTTI losses................................        (10.0)        (45.8)          (3.0)
            Portion of loss recognized in
              other comprehensive income.....................           .2           -              -
                                                              -------------  -------------  -------------
            Net impairment losses recognized.................         (9.8)        (45.8)          (3.0)
            Other investment gains (losses), net.............           .4          (1.7)          10.9
                                                              -------------  -------------  -------------
                Total investment (losses) gains, net.........         (9.4)        (47.5)           7.9
                                                              -------------  -------------  -------------
        Total revenues.......................................        854.1         841.1          919.3
                                                              -------------  -------------  -------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        811.7         818.7          828.2
        Other operating costs and expenses...................          2.6           7.4            2.7
                                                              -------------  -------------  -------------
        Total benefits and other deductions..................        814.3         826.1          830.9
                                                              -------------  -------------  -------------

        Net revenues before income taxes.....................         39.8          15.0           88.4
        Income tax expense...................................        (14.0)         (5.2)         (31.0)
                                                              -------------  -------------  -------------
        Net Revenues......................................... $       25.8   $       9.8    $      57.4
                                                              =============  =============  =============

        The balance for policyholder dividend obligation for both December 31, 2009 and December 31, 2008 was zero.

        During 2009, 2008 and 2007, the Closed Block's average recorded investment in impaired mortgage loans were zero, $0.4 million and $36.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, zero and $3.9 million for 2009, 2008 and 2007, respectively.

        There were no valuation allowances on mortgage loans at December 31, 2009 and 2008. Writedowns of fixed maturities were $9.8 million, $45.8 million and $3.0 million for 2009, 2008 and 2007, respectively.


6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                               DECEMBER 31,
                                                          ----------------------
                                                              2009        2008
                                                          ----------- ----------
                                                               (IN MILLIONS)

        Balance, beginning of year....................... $   807.9   $ 754.2
        Contractholder bonus interest credits deferred ..      60.6     137.6
        Amortization charged to income ..................     (73.6)    (83.9)
                                                          ----------- ----------
        Balance, End of Year ............................ $   794.9   $ 807.9
                                                          =========== ==========

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below as of the dates indicated:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009

                                                 LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                             -------------    -------------   -------------    -------------
                                                                     (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
    Corporate.........................       $       -        $   19,728.5    $      465.6     $  20,194.1
    U.S. Treasury, government
       and agency.....................               -             1,690.0             -           1,690.0
    States and political subdivisions.               -               334.3            47.4           381.7
    Foreign governments...............               -               281.6            20.7           302.3
    Commercial mortgage-backed(1).....               -                 -           1,489.8         1,489.8
    Residential mortgage-backed(1)....               -             1,650.6             -           1,650.6
    Asset-backed(2)...................               -                50.6           217.1           267.7
    Redeemable preferred stock........             190.6           1,291.0            12.4         1,494.0
                                             -------------    -------------   -------------    -------------
       Subtotal.......................             190.6          25,026.6         2,253.0        27,470.2
                                             -------------    -------------   -------------    -------------
 Other equity investments.............              90.3               -                .9            91.2
 Trading securities...................             423.0              60.9              .7           484.6
 Other invested assets................               -               (36.3)          299.6           263.3
Cash equivalents......................           1,366.5               -               -           1,366.5
Segregated securities.................               -               985.7             -             985.7
GMIB reinsurance contracts............               -                 -           2,255.8         2,255.8
Separate Accounts' assets.............          82,102.3           1,684.5           229.7        84,016.5
                                             -------------    -------------   -------------    -------------
    Total Assets......................       $  84,172.7      $   27,721.4    $    5,039.7     $ 116,933.8
                                             =============    =============   =============    =============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $       54.9     $      54.9
                                             -------------    -------------   -------------    -------------
    Total Liabilities.................       $       -        $        -      $       54.9     $      54.9
                                             =============    =============   =============    =============

        (1) Includes publicly traded agency pass-through securities and collateralized obligations.
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2008

                                                Level 1          Level 2         Level 3            Total
                                             -------------    -------------   -------------    --------------
                                                                     (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale       $     149.9      $   21,256.7    $    2,424.4     $   23,831.0
  Other equity investments............              63.4               -               2.0             65.4
  Trading securities..................             322.6               -                .1            322.7
  Other invested assets...............              31.1             419.0           547.0            997.1
Loans to affiliates...................               -               588.3             -              588.3
Cash equivalents......................           1,832.3               -               -            1,832.3
Segregated securities.................               -             2,572.6             -            2,572.6
GMIB reinsurance contracts............               -                 -           4,821.7          4,821.7
Separate Accounts' assets.............          66,044.4           1,248.3           334.3         67,627.0
                                             -------------    -------------   -------------    --------------
    Total Assets......................       $  68,443.7      $   26,084.9    $    8,129.5     $  102,658.1
                                             =============    =============   =============    ==============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $      272.6     $      272.6
                                             -------------    -------------   -------------    --------------
    Total Liabilities.................       $       -        $        -      $      272.6     $      272.6
                                             =============    =============   =============    ==============

        The table below presents a reconciliation for all Level 3 assets at December 31, 2009 and 2008, respectively:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                                   U.S.                   STATE AND
                                                TREASURY,                 POLITICAL     COMMERCIAL     RESIDENTIAL
                                                GOVT AND     FOREIGN         SUB-        MORTGAGE-      MORTGAGE-       ASSET-
                                   CORPORATE     AGENCY       GOVTS       DIVISIONS       BACKED          BACKED        BACKED
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, January 1, 2009........   $   411.1    $   -        $   64.0     $   55.4      $  1,587.3     $       -      $ 304.1
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income.......         1.9        -             -            -               3.1             -         (1.7)
    Investment (losses), net....       (40.4)       -             -            -             (23.8)            -        (19.6)
    (Decrease) increase in
     the fair value of the
     reinsurance contracts......         -          -             -            -               -               -          -
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
      Subtotal..................       (38.5)       -             -            -             (20.7)            -        (21.3)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
   Other comprehensive
    income (loss)...............        13.9        -             2.5         (7.2)           49.1             -         20.3
Purchases/issuances.............       107.1        -             1.0          -               -               -          -
Sales/settlements...............       (41.5)       -             (.2)         (.8)         (127.3)            -        (47.9)
Transfers into/out of
 Level 3 (2)....................        13.5        -           (46.6)         -               1.4             -        (38.1)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, Dec. 31, 2009..........   $   465.6    $   -        $   20.7     $   47.4      $  1,489.8     $       -      $ 217.1
                                  ===========  ==========   ==========   ===========   ============   =============   ==========

        (1) Includes Trading Securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                    REDEEMABLE        OTHER            OTHER             GMIB         SEPARATE          GWBL
                                     PREFERRED        EQUITY          INVESTED       REINSURANCE      ACCOUNTS        FEATURES
                                      STOCK        INVESTMENTS(1)      ASSETS           ASSET          ASSETS        LIABILITY
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, January 1, 2009......... $         2.5   $          2.1    $       547.0   $     4,821.7   $     334.3    $       272.6
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income....               -                -             (357.2)            -             -                -
    Investment (losses), net.             (45.1)             -                -               -           (94.8)             -
    (Decrease) increase in
     the fair value of the
     reinsurance contracts...               -                -                -          (2,746.3)          -                -
    Policyholders' benefits..               -                -                -               -             -             (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
      Subtotal...............             (45.1)             -             (357.2)       (2,746.3)        (94.8)          (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
   Other comprehensive
    income (loss)............              34.1              -                -               -             -                -
Purchases/issuances..........                                                 -             180.4           1.2             11.9
Sales/settlements............               -               (1.2)           109.8             -            (7.3)             -
Transfers into/out of
 Level 3 (2).................              20.9               .7              -               -            (3.7)             -
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, Dec. 31, 2009.......     $        12.4   $          1.6    $       299.6   $     2,255.8   $     229.7    $        54.9
                                  ==============  ================  =============   ==============  =============  ==============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                       Fixed
                                     Maturities        Other           Other           GMIB           Separate       GWBL
                                     Available         Equity         Invested      Reinsurance       Accounts      Features
                                      For Sale     Investments(1)      Assets          Asset           Assets      Liability
                                   ------------   ---------------    ----------    -------------    -----------   ----------

Balance, Dec. 31, 2007..........   $   2,503.4    $       3.0        $    160.9    $    124.7       $      40.8   $    -
 Impact of adopting fair value
   guidance, included in
   earnings .................              -              -                 -           210.6               -          -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Jan. 1, 2008........          2,503.4            3.0             160.9         335.3              40.8        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
 Total gains (losses), realized
  and unrealized, included in:
    Earnings as:
     Net investment income...              3.3            -               359.3           -                 -          -
     Investment (losses)
      gains, net.............           (144.5)          (1.1)              -             -               (17.4)       -
     Commissions, fees and
      other income...........              -              -                 -         3,571.2               -          -
     Policyholders' benefits.              -              -                 -             -                 -        265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
           Subtotal..........           (141.2)          (1.1)            359.3       3,571.2             (17.4)     265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
     Other comprehensive
       (loss) income.........           (384.6)            .6               -             -                 -          -
 Purchases/issuances and
  sales/settlements, net.....            (85.6)           (.4)             26.8         915.2             248.6        7.4
 Transfers into/out of
  Level 3(2).................            532.4            -                 -             -                62.3        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Dec. 31, 2008.......      $   2,424.4    $       2.1        $    547.0    $  4,821.7       $     334.3   $  272.6
                                   ============   ===============    ==========    =============    ===========   ==========


        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2009 and 2008 by category for Level 3 assets still held at December 31, 2009 and 2008, respectively:

                                                              EARNINGS
                                         ----------------------------------------------------
                                                          INVESTMENT        CHANGE IN
                                              NET            GAINS        FAIR VALUE OF                         POLICY-
                                          INVESTMENT       (LOSSES),       REINSURANCE                          HOLDERS'
                                            INCOME            NET           CONTRACTS            OCI            BENEFITS
                                         ------------    ------------    --------------     -------------    --------------
                                                                          (IN MILLIONS)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized gains
   or losses
     Fixed maturities,
      available-for-sale:
        Corporate....................    $      -        $      -        $       -          $      (2.2)     $       -
        U.S. Treasury, government
          and agency.................           -               -                -                  -                -
        State and political
          subdivisions...............           -               -                -                 (7.3)             -
        Foreign governments..........           -               -                -                  2.5              -
        Commercial
          mortgage-backed............           -               -                -                 36.8              -
        Residential
          mortgage-backed............           -               -                -                  -                -
        Asset-backed.................           -               -                -                  7.1              -
        Redeemable preferred stock...           -               -                -                 34.1              -
                                         ------------    ------------    --------------     -------------    --------------
            Subtotal.................           -               -                -                 71.0              -
     Equity securities,
        available for sale...........           -               -                -                  -                -
     Other equity investments........           -               -                -                  0.2              -
     Other invested assets...........        (247.4)            -                -                  -                -
     Cash equivalents................           -               -                -                  -                -
     Segregated securities...........           -               -                -                  -                -
     GMIB reinsurance contracts......           -               -           (2,565.9)               -                -
     Separate Accounts' assets.......           -             (95.5)             -                  -                -
     GWBL features' liability........           -               -                -                  -              217.7
                                         ------------    ------------    --------------     -------------    --------------
         Total.......................    $   (247.4)     $    (95.5)     $  (2,565.9)       $      71.2      $     217.7
                                         ============    ============    ==============     =============    ==============

                                                               Earnings
                                              -------------------------------------------
                                                                              Change in
                                                  Net         Investment    Fair Value of                    Policy-
                                              Investment        Gains        Reinsurance                     holders'
                                                Income      (Losses), Net     Contracts          OCI         Benefits
                                              ----------    -------------   -------------    -----------    -----------
                                                                            (In Millions)
Full Year 2008
Still Held at December 31, 2008:
   Change in unrealized gains or losses
     Fixed maturities, available
       for sale....................           $       -     $        -      $        -      $     (394.1)   $        -
     Other equity investments......                   -              -               -                .6             -
     Other invested assets.........                 386.1            -               -               -               -
     Cash equivalents..............                   -              -               -               -               -
     Segregated securities.........                   -              -               -               -               -
     GMIB reinsurance contracts....                   -              -           3,571.2             -               -
     Separate Accounts' assets.....                   -            (16.6)            -               -               -
     GWBL features' liability......                   -              -               -               -             265.2
                                              -----------   -------------   ------------    -------------   ------------
       Total.......................           $     386.1   $      (16.6)   $    3,571.2    $     (393.5)   $      265.2
                                              ===========   =============   ============    =============   ============

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2009 and 2008, no assets were required to be measured at fair value on a non-recurring basis.

        The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2009                               2008
                                                ---------------------------------  ---------------------------------
                                                   CARRYING           FAIR            Carrying            Fair
                                                    VALUE             VALUE            Value             Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        -------------
          Mortgage loans on real estate......... $    3,554.8     $     3,547.4     $     3,673.9     $    3,624.5
          Other limited partnership interests...      1,308.4           1,308.4           1,414.6          1,414.6
          Policyholders liabilities:
            Investment contracts................      2,721.0           2,729.4           3,072.9          3,162.5
            Loans to Affiliates.................      1,048.3           1,077.2             588.3            588.3
          Long-term debt........................        199.9             226.0             199.9            190.8

        Closed Blocks:
        --------------
          Mortgage loans on real estate......... $    1,028.5     $     1,021.2     $     1,107.1     $    1,102.6
          Other equity investments..............          1.5               1.5               2.7              2.7
          SCNILC liability......................          7.6               7.6               8.6              8.6

        Wind-up Annuities(1):
        ---------------------
          Mortgage loans on real estate......... $        -       $         -       $         1.2     $        1.3
          Other equity investments..............          -                 -                 1.3              1.3
          Guaranteed interest contracts.........          -                 -                 5.5              6.2

        (1) At December 31, 2009, the remaining assets and liabilities of the group non-participating wind-up annuity line of business ("Wind-up Annuities") were consolidated into the Company's consolidated balance sheet on a line by line basis. At December 31, 2009 Wind-up Annuities had mortgage loans on real estate with a carrying value of $150.4 million and fair value of $156.4 million; other equity investment, with a carrying value and fair value of $1.3 million and guaranteed interest contracts with a carrying value of $5.4 million and a fair value of $5.6 million.

8)      GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL
           ------------------------------------------------

        The Company has certain variable annuity contracts with GMDB, GMIB, and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2007.........................  $       163.7      $         228.3    $         392.0
          Paid guarantee benefits..........................          (30.6)                (2.7)             (33.3)
          Other changes in reserve.........................          120.0                 84.3              204.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2007.......................          253.1                309.9              563.0
          Paid guarantee benefits..........................          (72.8)                (8.2)             (81.0)
          Other changes in reserve.........................          800.6              1,678.2            2,478.8
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2008.......................          980.9              1,979.9            2,960.8
          Paid guarantee benefits..........................         (249.1)               (57.6)            (306.7)
          Other changes in reserve.........................          354.7               (309.4)              45.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2009.......................  $     1,086.5      $       1,612.9    $       2,699.4
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            -----------------
                                                             (IN MILLIONS)

        Balance at January 1, 2007.........................  $        23.6
          Paid guarantee benefits ceded....................           (7.6)
          Other changes in reserve.........................           11.5
                                                            -----------------
        Balance at December 31, 2007.......................           27.5
          Paid guarantee benefits..........................           (7.1)
          Other changes in reserve.........................          306.9
                                                            -----------------
        Balance at December 31, 2008.......................          327.3
          Paid guarantee benefits..........................          (86.6)
          Other changes in reserve.........................          164.3
                                                            -----------------
        Balance at December 31, 2009.......................  $       405.0
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

        The December 31, 2009 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                     RETURN
                                                       OF
                                                     PREMIUM        RATCHET        ROLL-UP         COMBO             TOTAL
                                                 --------------  ------------   -------------   --------------   --------------
                                                                             (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account..................   $    11,156     $     279      $      161      $       531      $    12,127
             Separate Accounts................   $    25,729     $   6,944      $    4,231      $    31,686      $    68,590
          Net amount at risk, gross...........   $     2,444     $   1,728      $    2,861      $    10,511      $    17,544
          Net amount at risk, net of
             amounts reinsured................   $     2,444     $     1,102    $    1,933      $     4,357      $     9,836
          Average attained age of
             contractholders..................            49.7          62.3            67.0             62.5             53.4
          Percentage of contractholders
             over age 70......................             7.6%         24.8%           41.8%            23.8%            12.9%
          Range of contractually specified
             interest rates..................           N/A             N/A            3%-6%         3%-6.5%          3%-6.5%

        GMIB:
        -----
          Account values invested in:
             General Account..................          N/A             N/A     $       36      $       775      $       811
             Separate Accounts................          N/A             N/A     $    2,836      $    43,484      $    46,320
          Net amount at risk, gross...........          N/A             N/A     $    1,318      $     1,027      $     2,345
          Net amount at risk, net of
             amounts reinsured................          N/A             N/A     $      386      $       253      $       639
          Weighted average years remaining
             until annuitization..............          N/A             N/A              1.1              7.0              6.5
          Range of contractually
             specified interest rates........           N/A             N/A          3%-6%           3%-6.5%          3%-6.5%

        The GWBL related liability was $54.9 million at December 31, 2009; which is accounted for as an embedded derivative. This liability reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature over a range of market consistent economic scenarios.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                 DECEMBER 31,
                                                        ---------------------------
                                                             2009           2008
                                                        ------------  -------------
                                                             (IN MILLIONS)

       GMDB:
          Equity......................................   $ 41,447      $ 30,428
          Fixed income................................      3,957         3,745
          Balanced....................................     20,940        17,469
          Other.......................................      2,246         2,410
                                                        ------------  -------------
          Total.......................................   $ 68,590      $ 54,052
                                                        ============  =============

       GMIB:
          Equity......................................   $ 27,837      $ 19,138
          Fixed income................................      2,514         2,219
          Balanced....................................     15,351        12,887
          Other.......................................        618         1,272
                                                        ------------  -------------
          Total.......................................   $ 46,320      $ 35,516
                                                        ============  =============


        C) Hedging Programs for GMDB, GWBL and GMIB Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes derivative instruments, such as exchange-traded futures contracts, options and interest rate swap and floor contracts as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2009, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $36.45 billion and $6.99 billion, respectively, with the GMDB feature and $17.98 billion and $260.0 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment. Therefore, gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            -------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT       REINSURANCE
                                                               LIABILITY         CEDED             NET
                                                            -------------   --------------  ------------
                                                                             (IN MILLIONS)

       Balance at January 1, 2007.........................   $     66.8      $     (47.9)    $     18.9
          Other changes in reserves.......................         68.2            (59.7)           8.5
                                                            -------------   --------------  ------------
       Balance at December 31, 2007.......................        135.0           (107.6)          27.4
          Other changes in reserves.......................         68.0            (45.0)          23.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2008.......................        203.0           (152.6)          50.4
          Other changes in reserves.......................         52.0            (21.0)          31.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2009.......................   $    255.0      $    (173.6)    $     81.4
                                                            =============   ==============  ============


9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25.0 million and on each second-to-die policy of $30.0 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2009, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 37.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.8% of its current liability exposure resulting from the GMIB feature. See Note 8.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2009 and 2008 were $2,255.8 million and $4,821.7 million, respectively. The (decreases) increases in estimated fair value were $(2,565.9) million, $1,566.8 million and $6.9 million for 2009, 2008 and 2007, respectively.

        At December 31, 2009 and 2008, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $3,028.2 million and $2,897.2 million. Reinsurance payables related to insurance contracts totaling $79.7 million and $62.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2009 and 2008, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $207.0 million and $236.8 million at December 31, 2009 and 2008, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2009 and 2008 were $648.1 million and $732.3 million, respectively.

        The following table summarizes the effect of reinsurance:

                                                                2009             2008           2007
                                                            -------------  --------------   ------------
                                                                           (IN MILLIONS)

        Direct premiums....................................  $     838.2    $    848.3       $    855.1
        Reinsurance assumed................................        202.0         193.8            193.0
        Reinsurance ceded..................................       (609.1)       (283.5)          (243.2)
                                                            -------------  --------------   ------------
        Premiums                                             $     431.1    $    758.6       $    804.9
                                                            =============  ==============   ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $     197.1    $    169.1       $    153.9
                                                            =============  ==============   ============
        Policyholders' Benefits Ceded......................  $     485.2    $  1,221.8       $    510.7
                                                            =============  ==============   ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $       -      $     33.2       $     56.1
                                                            =============  ==============   ============

        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.0 million and $94.4 million at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, respectively, $1,667.4 million and $1,680.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                 2009             2008             2007
                                                            --------------   --------------   --------------
                                                                              (IN MILLIONS)

        Incurred benefits related to current year..........  $       37.6     $      35.5      $       32.9
        Incurred benefits related to prior years...........           6.4             4.2              13.2
                                                            --------------   --------------   --------------
        Total Incurred Benefits............................  $       44.0     $      39.7      $       46.1
                                                            ==============   ==============   ==============

        Benefits paid related to current year..............  $       12.7     $      10.8      $       11.9
        Benefits paid related to prior years...............          34.1            28.8              32.8
                                                            --------------   --------------   --------------
        Total Benefits Paid................................  $       46.8     $      39.6      $       44.7
                                                            ==============   ==============   ==============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              ------------------------------
                                                                                    2009           2008
                                                                              --------------  --------------
                                                                                      (IN MILLIONS)
        Short-term debt:
        AllianceBernstein commercial paper
          (with interest rates of 0.2% and 1.8%).............................  $      249.1    $      284.8
                                                                              --------------  --------------
            Total short-term debt............................................         249.1           284.8
                                                                              --------------  --------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015.....................................         199.9           199.8
                                                                              --------------  --------------
            Total long-term debt.............................................         199.9           199.8
                                                                              --------------  --------------

        Total Short-term and Long-term Debt..................................  $      449.0    $      484.6
                                                                              ==============  ==============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12.9 million, as of December 31, 2009). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2009, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2009, SCB LLC maintained four separate uncommitted credit facilities with various banks totaling $525.0 million. In addition, SCB LLC has two lines of credit with a commercial bank as of December 31, 2009 and December 31, 2008, one for $75.0 million secured by U.S. Treasury Bills and a second for $50.0 million secured by pledges of equity securities.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders that expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. Amounts borrowed under the commercial paper program reduce amounts available for direct borrowing under the revolving credit facility on a dollar-for-dollar basis. AllianceBernstein was in compliance with the covenants as of December 31, 2009.

        Long-term Debt
        ---------------

        At December 31, 2009, the Company was not in breach of any long-term debt covenants.


11)     RELATED PARTY TRANSACTIONS

        Loans to Affiliates
        -------------------

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        Loans from Affiliates
        ---------------------

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        Other Transactions
        ------------------

        On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1.10 billion to a non-insurance subsidiary of AXA Financial in exchange for $700.0 million in cash and $400.0 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $438.9 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $56.3 million, $76.2 million and $63.1 million, respectively, for 2009, 2008 and 2007.

        In 2009, 2008 and 2007, respectively, the Company paid AXA Distribution and its subsidiaries $634.0 million, $754.2 million and $806.9 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $402.4 million, $320.5 million and $340.2 million, respectively, for their applicable share of operating expenses in 2009, 2008 and 2007, pursuant to the Agreements for Services.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2010 is expected to be approximately $348.0 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2009, 2008 and 2007 under this arrangement totaled approximately $0.6 million, zero and $1.7 million, respectively. Claims and expenses paid in 2009, 2008 and 2007 were $0.5 million, zero and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152.0 million, $157.8 million and $143.6 million in 2009, 2008 and 2007, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $50.3 million, $63.0 million and $58.4 million in 2009, 2008 and 2007, respectively. The net receivable related to these contracts was approximately $5.6 million and $3.4 million at December 31, 2009 and 2008, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                    2009               2008              2007
                                                              --------------      --------------    --------------
                                                                                  (IN MILLIONS)
        Investment advisory and services fees..............   $       658.5       $       870.5     $      1,027.6
        Distribution revenues..............................           277.3               378.4              473.4
        Other revenues - shareholder servicing fees........            90.1                99.0              103.6
        Other revenues - other.............................             7.0                 6.9                6.5
        Institutional research services....................             1.1                 1.2                1.6

12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

        For 2009, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $12.8 million and $19.0 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The Company's funding policy to its qualified pension plans (other than those of AllianceBernstein) is to make annual aggregate contributions of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, is greater. Cash contributions during 2010 are estimated to be approximately $215.0 million. AllianceBernstein's policy is to satisfy its funding obligation to its qualified retirement plan each year in an amount not less than the minimum required by ERISA, as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        38.3       $       41.6       $       39.0
        Interest cost......................................          136.2              134.1              128.8
        Expected return on assets..........................         (125.6)            (194.4)            (191.0)
        Curtailment gain...................................            -                 (3.5)               -
        Net amortization...................................           95.3               42.6               57.5
        Plan amendments....................................            1.8                -                  -
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $       146.0       $       20.4       $       34.3
                                                            =================   ================   =================

        Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Projected benefit obligation, beginning of year.......................   $    2,181.1       $    2,222.1
        Service cost..........................................................           30.3               33.6
        Interest cost.........................................................          136.2              134.1
        Actuarial losses (gains)..............................................           68.8              (27.6)
        Plan curtailment......................................................            -                (13.1)
        Benefits paid.........................................................         (177.0)            (168.0)
        Plan amendments.......................................................            1.8                -
                                                                                ----------------   -----------------
        Projected Benefit Obligation, End of Year..............................  $    2,241.2       $    2,181.1
                                                                                ================   =================

        The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2009               2008
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

        Pension plan assets at fair value, beginning of year....................   $    1,460.4      $     2,415.7
        Actual return on plan assets............................................          104.1             (813.6)
        Contributions...........................................................           31.8               35.6
        Benefits paid and fees..................................................         (190.3)            (177.3)
                                                                                  ----------------  -----------------
        Pension plan assets at fair value, end of year..........................        1,406.0            1,460.4
        PBO.....................................................................        2,241.2            2,181.1
                                                                                  ----------------  -----------------
        Excess of PBO Over Pension Plan Assets..................................   $     (835.2)     $      (720.7)
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $835.2 million and $720.7 million at December 31, 2009 and 2008, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,241.2 million and $1,406.0 million, respectively at December 31, 2009 and $2,181.1 million and $1,460.4 million, respectively, at December 31, 2008. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,206.4 million and $1,406.0 million, respectively, at December 31, 2009 and $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008. The accumulated benefit obligation for all defined benefit pension plans were $2,206.4 million and $2,137.7 million at December 31, 2009 and 2008, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2009 and 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2009                 2008
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................... $      1,492.9       $      1,497.0
        Unrecognized prior service cost.....................................            7.5                  3.2
        Unrecognized net transition asset...................................            (.5)                 (.6)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.9       $      1,499.6
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $124.0 million, $(0.9) million, and (0.1) million, respectively.

        The following table discloses the allocation of the fair value of total plan assets for the qualified plans of the Company at December 31, 2009 and 2008:

                                                                                     DECEMBER 31,
                                                                            ------------------------
                                                                               2009         2008
                                                                            -----------  -----------
                                                                                  (IN MILLIONS)

       Fixed maturities..................................................        45.3%       27.9%
       Equity securities.................................................        37.0        54.1
       Equity real estate................................................        11.6        16.7
       Cash and short-term investments...................................         6.1         1.3
                                                                                -------     ------
                                                                                100.0%      100.0%
                                                                                =======     ======

        The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% equity real estate and other investments. Prior to this change, the target asset mix included equity securities, fixed maturities and real estate at 65%, 25% and 10%, respectively. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

        During fourth quarter 2008, a short-term hedge program were executed by the AXA Equitable qualified pension plans to minimize further downside equity risk, which in 2009 was extended for a period of one year.

        The following table discloses the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2009.

                                                                       AT DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        ASSET CATEGORIES
        Fixed maturities:
          Corporate............................. $        -       $       414.8     $         -       $      414.8
          US Treasury, government
            and agency..........................          -               192.4               -              192.4
          States and political subdivisions.....          -                 9.2               -                9.2
          Foreign governments...................          -                 -                 -                -
          Commercial mortgage-backed............          -                 -                 -                -
          Asset-backed..........................          -                 -                 -                -
          Other structured debt.................          -                 -                 6.5              6.5
        Common and preferred equity.............        574.7               1.4               -              576.1
        Mutual funds............................          5.0               -                 -                5.0
        Hedge funds.............................          -                 6.5               -                6.5
        Derivatives, net........................        (95.9)              -                 -              (95.9)
        Private real estate investment funds....          -                 -                12.1             12.1
        Private investment trusts...............          -                44.4             146.7            191.1
        Commercial mortgages....................          -                 -                 1.8              1.8
        Cash and cash equivalents...............         32.0               1.4               -               33.4
        Short-term investments..................         29.2              23.8               -               53.0
                                                ---------------  ----------------  ---------------   ---------------
          Total................................. $      545.0     $       693.9     $       167.1     $    1,406.0
                                                ===============  ================  ===============   ===============

        At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprise approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $146.7 million in a private real estate investment trust through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified plan assets.

        The table below presents a reconciliation for all Level 3 qualified plan assets at December 31, 2009.

                                                           PRIVATE REAL
                                                              ESTATE         PRIVATE
                                             FIXED          INVESTMENT     INVESTMENT      COMMERCIAL
                                          MATURITIES(1)       FUNDS          TRUSTS        MORTGAGES       TOTAL
                                          -------------   -------------   ------------   -------------   ----------
                                                                    (IN MILLIONS)

       Balance at
        December 31, 2008.............    $        5.9    $       15.4    $      224.4   $        2.1    $   247.8
       Actual return on Plan assets:
          Relating to assets still
          held at December 31, 2009...              .6            (2.6)          (77.7)           (.1)       (79.8)
          Relating to assets sold
          during 2009.................             -               (.1)            -               .1          -
       Purchases, sales, issues
        and settlements, net..........             -               (.6)            -              (.3)         (.9)
       Transfers into/
        out of Level 3................             -               -               -              -            -
       Balance at                         ------------    ------------    ------------   ------------    ----------
        December 31, 2009.............    $        6.5    $       12.1    $      146.7   $        1.8    $   167.1
                                          =============   =============   ============   =============   ===========

        (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

        The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2009 and 2008 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2009 and 2008.

                                                                                   2009               2008
                                                                               -------------      -------------
       Discount rates:
         Benefit obligation...............................................         6.00%              6.50%
         Periodic cost....................................................         6.50%              6.25%(1)

       Rates of compensation increase:
         Benefit obligation and periodic cost.............................         6.00%              6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost).....................................         6.75%              8.50%

        (1) For pension plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. The decrease in the expected long-term rate of return assumption in 2009 reflected the revised asset allocation strategy implemented in January 2009.

        Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $15.5 million, $17.3 million and $18.9 million for 2009, 2008 and 2007, respectively.

        The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2010, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2009 and include benefits attributable to estimated future employee service.

                                                              PENSION
                                                              BENEFITS
                                                          ----------------
                                                            (IN MILLIONS)
                               2010...................... $       185.7
                               2011......................         194.1
                               2012......................         195.7
                               2013......................         194.7
                               2014......................         194.1
                               Years 2015-2019...........         947.9

        AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), a direct wholly owned subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding Units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding Units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding Units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $221.1 million, $133.1 million and $289.1 million for 2009, 2008 and 2007, respectively. As further described in Note 13, the cost of the 2009 awards made in the form of restricted Holding Units was measured, recognized, and disclosed as a share-based compensation program.


13)     SHARE-BASED COMPENSATION AND OTHER COMPENSATION PROGRAMS

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $78.4 million, $33.8 million and $81.2 million for share-based payment arrangements as further described herein.

        Performance Units. On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4.3 million and equity settlements of the remainder with approximately 46,615 restricted AXA ADRs for aggregate value of approximately $0.8 million.

        On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on the last day of the vesting period. For 2009, the Company recognized compensation expense of approximately $4.6 million in respect of the March 20, 2009 grant of performance units.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        For 2009, 2008 and 2007, the Company recognized compensation costs of $4.6 million, $5.5 million and $11.6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards are, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2009 and 2008 was $17.5 million and $17.3 million, respectively. Approximately 718,754 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing one-half of the award granted on March 31, 2009.

        Option Plans. On March 20, 2009, approximately 1.7 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 10.00 Euros. Approximately 1.4 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.3 million have a four-year cliff vesting term. In addition, approximately 0.2 million of the total options awarded on March 20, 2009 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between March 20, 2009 and March 20, 2013. All of the options granted on March 20, 2009 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $3.7 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2009, the expense associated with the March 20, 2009 grant of options was approximately $1.4 million.

        On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding Units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $22.9 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding Units generally vest ratably over a five year period.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). The aggregate number of AllianceBernstein Holding Units subject to options granted or otherwise awarded under its long-term incentive compensation plans, may not exceed 41.0 million. At December 31, 2009, approximately 19.6 million options to purchase AllianceBernstein Holding Units and 15.2 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum.

        A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2009 follows:

                                                                     Options Outstanding
                           ------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------   ------------------------------   ---------------------------------
                                                Weighted                          Weighted                           Weighted
                               Number           Average             Number         Average          Number            Average
                             Outstanding        Exercise         Outstanding       Exercise       Outstanding         Exercise
                            (In Millions)        Price          (In Millions)       Price        (In Millions)         Price
                           --------------    ---------------   --------------   -------------   ---------------  ----------------
Options outstanding at
   January 1, 2009........          13.8     (euro)    26.54           12.3      $     20.40             6.7     $        66.11
Options granted...........           2.1     (euro)    10.78             .2      $     12.00             6.6     $        17.06
Options exercised.........            .3     (euro)     -              (1.0)     $     16.01             -       $         -
Options forfeited, net....          (1.2)    (euro)    27.06            (.6)     $     26.74            (0.9)    $        45.09
Options expired...........           -                                  -                                (.3)    $        30.21
                           --------------                     ---------------                   ---------------
Options Outstanding at
   December 31, 2009......          15.0     (euro)    23.75           10.9      $     19.95            12.1     $        41.79
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -                        $     64.4                      $         -
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.92                               3.18                               -
                           ==============                     ===============                   ===============
Options Exercisable at
   December 31, 2009......           6.2     (euro)    24.85           10.9      $     19.4              2.8     $        51.91
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -(2)                     $     64.0                      $         -(2)
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           5.54                               3.16                             2.9
                           ==============                     ===============                   ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2009 of the respective underlying shares over the strike prices of the option awards.

        (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2009 was $15.8 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2009, 2008 and 2007 were $7.7 million, $43.5 million and $141.4 million, respectively, resulting in amounts currently deductible for tax purposes of $2.7 million, $14.6 million and $48.0 million, respectively, for the periods then ended. In 2009, 2008 and 2007, windfall tax benefits of approximately $2.3 million, $10.0 million and $34.3 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2009, AXA Financial held 1.3 million AXA ADRs in treasury at a weighted average cost of approximately $25.38 per ADR, of which approximately 1.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. These call options expired on November 23, 2009. During 2009, AXA Financial utilized approximately 1.0 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2009, 2008 and 2007, respectively.

                                                 AXA Ordinary Shares               AllianceBernstein Holding Units
                                           ---------------------------------   ----------------------------------------
                                             2009       2008        2007           2009          2008         2007
                                           --------   ---------   ----------   ------------   ----------   ------------

        Dividend yield....................  10.69%      7.12%       4.10%         5.2-6.1%        5.4%       5.6-5.7%

        Expected volatility...............   57.5%      34.7%       27.5%          0-44.6%       29.3%     27.7-30.8%

        Risk-free interest rates..........   2.74%      4.19%       4.40%         1.6-2.1%        3.2%       3.5-4.9%

        Expected life in years............    5.5        6.0         5.5          6.0-6.5         6.0        6.0-9.5

        Weighted average fair value per
          option at grant date............ $ 2.57     $ 5.70      $ 9.61       $     3.52     $ 10.85      $   15.96

        For 2009, 2008 and 2007, the Company recognized compensation costs for employee stock options of $20.2 million, $27.0 million, and $38.8 million, respectively. As of December 31, 2009, approximately $53.5 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 4.2 years.

        Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding Units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding Units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

        In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding Units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding Units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding Unit awards was approximately $256.6 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Holding Unit. These Holding Units vest ratably over a 5-year period and are subject to accelerated vesting.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $44.6 million, $6.1 million and $8.6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2009, approximately 12.5 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2009, approximately $236.6 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.9 years.

        The following table summarizes unvested restricted AXA ADR activity for 2009.

                                                                  Weighted
                                                 Shares of        Average
                                                Restricted       Grant Date
                                                   Stock         Fair Value
                                              --------------   ---------------

        Unvested as of January 1, 2009.......      461,102      $      31.92
        Granted..............................       63,088      $      12.30
        Vested...............................      118,626      $      22.31
        Forfeited............................        1,079
                                              --------------
        Unvested as of December 31, 2009.....      404,485      $      31.74
                                              ==============

        Restricted AXA ADRs vested in 2009, 2008 and 2007 had aggregate vesting date fair values of approximately $1.5 million, $3.3 million and $7.0 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $5.6 million.

        Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(0.5) million, $(5.5) million and zero for 2009, 2008 and 2007, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2009 and 2008 was $0.7 million and $1.2 million, respectively. At December 31, 2009, 133,266 tandem SARs/NSOs were outstanding, for which the SARs component had maximum value of $2.0 million. Approximately 80% of these tandem SARs/NSOs expired on February 16, 2010, with the remainder to expire in third quarter 2010. During 2009, 2008 and 2007, respectively, approximately 11,368, 0.7 million and 0.4 million of these awards were exercised at an aggregate cash-settlement value of $0.1 million, $9.2 million and $7.2 million.

        SARs. On March 20, 2009, 129,722 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 10.00 Euros as of the date of exercise. At December 31, 2009, 731,959 million SARs were outstanding, having weighted average remaining contractual term of 8.0 years. The accrued value of SARs at December 31, 2009 and 2008 was $1.1 million and $0.4 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2009, 2008 and 2007, the Company recorded compensation expense for SARs of $0.7 million, $(2.3) million and $1.0 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        AXA Shareplan. In 2009, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to reserve a subscription to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2009. Similar to the AXA Shareplan programs previously offered in 2001 through 2008, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price of $22.06 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at the same formula discounted price on a leveraged basis with a guaranteed return of initial investment plus a variable percentage of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $7.0 million in 2009, $1.1 million in 2008 and $27.7 million in 2007 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2009, 2008 and 2007 primarily invested under Investment Option B for the purchase of approximately 5.5 million, 6.5 million and
        5.3 million AXA ordinary shares, respectively.

        AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2009, 2008 and 2007, respectively, AXA Financial Group recognized compensation expense of approximately $1.8 million, $1.9 million and $5.4 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

14)     NET INVESTMENT (LOSS) INCOME AND INVESTMENT GAINS (LOSSES), NET

        The following table breaks out Net investment (loss) income by asset category:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,582.3        $    1,668.6       $    1,728.5
        Mortgage loans on real estate......................         231.3               251.7              233.5
        Equity real estate.................................           5.7                11.7               14.2
        Other equity investments...........................         (67.8)             (110.9)             236.6
        Policy loans.......................................         238.3               251.3              255.9
        Short-term investments.............................          20.5                30.8               55.1
        Derivative investments.............................      (3,079.4)            7,302.1               86.6
        Broker-dealer related receivables..................          14.8                65.5              234.6
        Trading securities.................................         137.2              (343.5)              29.5
        Other investment income............................          14.2                27.9               51.7
                                                            -----------------   ----------------   -----------------
          Gross investment (loss) income...................        (902.9)            9,155.2            2,926.2

        Investment expenses................................         (73.2)              (64.7)             (78.1)
        Interest expense...................................          (4.4)              (36.5)            (194.4)
                                                            -----------------   ----------------   -----------------

        Net Investment (Loss) Income.......................  $     (980.5)       $    9,054.0       $    2,653.7
                                                            =================   ================   =================

        For 2009, 2008 and 2007, respectively, Net investment (loss) income from derivatives included $(1,769.1) million, $6,622.6 million and $16.4 million of realized (losses) gains on contracts closed during those periods and $(1,310.3) million, $679.5 million and $70.2 million of unrealized (losses) gains on derivative positions at each respective year end.

        Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $        (2.5)      $     (367.3)      $      (55.6)
        Mortgage loans on real estate......................            -                  2.3                7.8
        Equity real estate.................................            (.1)              (1.6)               7.3
        Other equity investments...........................           53.3               11.5               16.9
        Other(1)...........................................            3.0               16.6               16.4
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $        53.7       $     (338.5)      $       (7.2)
                                                            =================   ================   =================

        (1) In 2008 and 2007, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million and $15.5 million for 2008 and 2007, respectively. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2009, no gain or loss was recorded on these transactions.

        Writedowns of fixed maturities were $163.4 million, $285.9 million and $79.0 million in 2009, 2008 and 2007, respectively. There were no writedowns of mortgage loans on real estate in 2009, 2008 and 2007. There were no writedowns of equity real estate in 2009, 2008 and 2007.

        For 2009, 2008 and 2007, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $2,900.7 million, $324.4 million and $1,554.6 million. Gross gains of $319.5 million, $3.3 million and $12.6 million and gross losses of $127.8 million, $94.5 million and $20.3 million were realized on these sales in 2009, 2008 and 2007, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2009, 2008 and 2007 amounted to $2,353.4 million, $(2,525.8) million and $(376.4) million, respectively.

        For 2009, 2008 and 2007, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $39.5 million, $47.7 million and $52.7 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, Attributable to AXA Equitable,
          beginning of year................................ $     (1,270.8)     $       103.6      $       282.2
        Changes in unrealized investment gains
          (losses) on investments..........................        2,494.0           (2,608.8)            (380.5)
        Impact of unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................           58.2             (163.7)              24.8
            DAC............................................         (578.4)             582.0               83.5
            Deferred income tax (expense) benefit..........         (704.6)             746.2              103.4
                                                            -----------------   ----------------   -----------------
        Total..............................................           (1.6)          (1,340.7)             113.4
        Less: Changes in unrealized investment (gains)
          losses attributable to noncontrolling interest...          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $       (67.8)      $    (1,270.8)     $       103.6
                                                           =================   ================   =================

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities............................... $         33.0      $    (2,450.4)     $       155.5
            Other equity investments.......................            8.5               (2.1)               0.8
                                                            -----------------   ----------------   -----------------
              Total........................................           41.5           (2,452.5)             156.3
          Impact of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................          (70.4)            (128.6)              35.1
            DAC............................................          (23.3)             555.1              (26.9)
            Deferred income tax (expense) benefit .........           (0.6)             704.0              (42.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................          (52.8)          (1,322.0)             122.3
        Less: (Income) loss attributable to
          noncontrolling interest..........................          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $        (67.8)     $    (1,270.8)     $       103.6
                                                            =================   ================   =================

15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:
          Current (benefit) expense .......................  $       (81.1)      $     (319.7)      $      464.0
          Deferred (benefit) expense.......................       (1,191.0)           2,010.2              288.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax (benefit) expense..............  $    (1,077.5)      $    1,885.1       $      937.5
        Noncontrolling interest............................         (104.8)            (132.3)            (227.3)
        Separate Accounts investment activity..............          (71.6)             (66.5)             (52.0)
        Non-taxable investment (loss) income...............          (26.9)              26.1              (21.7)
        Adjustment of tax audit reserves...................           (7.4)               9.9               21.5
        State income taxes.................................           11.6               20.5               50.2
        AllianceBernstein Federal and foreign taxes........            6.3              (53.3)              40.2
        Other..............................................           (1.8)               1.0                4.1
                                                            -----------------   ----------------   -----------------
        Income Tax (Benefit) Expense.......................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2009                  December 31, 2008
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $     438.0      $        -        $      297.1      $       -
        Reserves and reinsurance...............          -               878.7               -            1,465.8
        DAC....................................          -             2,307.6               -            2,209.5
        Unrealized investment losses...........         40.2               -               683.6              -
        Investments............................          -               584.7               -              722.2
        Other..................................         67.0               -                 -               47.0
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     545.2      $    3,771.0      $      980.7      $   4,444.5
                                                ===============  ================  ===============   ===============

        The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2009, $534.4 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $88.1 million would need to be provided if such earnings were remitted.

        At December 31, 2009, the total amount of unrecognized tax benefits was $599.9 million, of which $425.5 million would affect the effective rate and $174.4 million was temporary in nature. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million, of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2009 and 2008 were $81.0 million and $77.3 million, respectively. Tax (benefit) expense for 2009, 2008 and 2007, respectively, reflected $3.7 million, $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                    2009               2008               2007
                                                              ----------------   ----------------   ----------------
                                                                                   (IN MILLIONS)
       Balance at January 1...............................    $         428.6    $         343.6    $         325.2
       Additions for tax positions of prior years.........              146.2               81.3               19.2
       Reductions for tax positions of prior years........              (50.2)              (4.9)              (1.5)
       Additions for tax positions of current years.......                1.3                 .9                3.4
       Reductions for tax positions of current year.......                -                  -                 (0.3)
       Settlements with tax authorities...................               (5.8)               7.7               (2.4)
                                                              ----------------   ----------------   ----------------
       Balance, December 31...............................    $         520.1    $         428.6    $         343.6
                                                              ================   ================   ================

        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by state and local tax authorities. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

        In 2009, IRS examinations for years subsequent to 2003 for the Company have been initiated. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2009 and 2008. The following tables reconcile the Earnings (losses) from discontinued operations, net of income taxes and Gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years in the period ended December 31, 2009:

                                                                          2009          2008            2007
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)

       EARNINGS (LOSSES) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $     (9.7)    $   (27.5)     $      (.1)
       Real estate held-for-sale.....................................        12.4          22.7             6.8
       Disposal of business - Enterprise.............................         -             -               1.0
                                                                      -------------  ------------   -------------
       Total.........................................................  $      2.7     $    (4.8)     $      7.7
                                                                      =============  ============   =============

       GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      -       $     6.3      $      3.2
       Disposal of business - Enterprise.............................         -             -               (.4)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      -       $     6.3      $      2.8
                                                                      =============  ============   =============

        During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $123.5 million. Proceeds on the sale that were received by Wind-up Annuities' were $319.6 million. In connection with the sale, Wind-up Annuities acquired a $150.0 million mortgage from the affiliate on the property sold and a $50.3 million interest in another equity real estate property from continuing operations.

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multi-manager Funds Trust, AXA Enterprise Funds Trust and The Enterprise

        Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. In 2007, $0.7 million pre-tax ($0.4 million post-tax) of severance and transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007, on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2009 and 2008, there were no impairments recorded on intangible assets associated with AXA Enterprise Fund's investment management contracts based upon fair value. At December 31, 2009 and 2008, there were no assets or liabilities related to these operations.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, and which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established. Due to the significant decline in in-force business, at December 31, 2009 the remaining assets and liabilities of the Wind-up Annuities were consolidated into the Company's consolidated balance sheet on a line-by-line basis.

        The Company evaluates the need for an allowance for future losses quarterly; the process involved comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment was required. Investment and benefit cash flow projections were updated annually as part of the Company's annual planning process. If the Company's analysis in any given period indicates that an allowance for future losses was not necessary, any current period Wind-up Annuities' operating losses or earnings were recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2009, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involved numerous estimates and subjective judgments regarding the expected performance of invested assets held for the Wind-up Annuities' business and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, the establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                  2009(1)                2008
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $530.5 and $661.8)..............................  $      543.5         $      602.1
        Mortgage loans on real estate........................................         150.4                  1.2
        Equity real estate...................................................          92.2                162.2
        Other invested assets................................................          84.4                  1.3
                                                                              -----------------    -----------------
          Total investments..................................................         870.5                766.8
        Other assets.........................................................            .5                 77.1
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      871.0         $      843.9
                                                                              =================    =================

        Policyholders liabilities............................................  $      705.1         $      723.4
        Other liabilities....................................................         165.9                120.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      871.0         $      843.9
                                                                              =================    =================

        (1) Amounts are now included in the consolidated balance sheet at December 31, 2009 on a line-by-line basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $10.2, $19.3 and $19.6)..............  $        60.0       $       64.0       $       64.9
        Investment (losses) gains, net:
          Total OTTI losses................................           (5.1)              (5.6)              (8.6)
          Portion of loss recognized in other
             comprehensive income..........................            -                  -                  -
                                                            -----------------   ----------------   -----------------
               Net impairment losses recognized............           (5.1)              (5.6)              (8.6)
          Other investment (losses) gains, net.............           (1.3)                .8                7.8
                                                            -----------------   ----------------   -----------------
                 Total investment losses, net..............           (6.4)              (4.8)               (.8)
                                                            -----------------   ----------------   -----------------
        Policy fees, premiums and other income.............           (2.8)                .1                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           50.8               59.3               64.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           69.2              101.7               80.0
        Losses charged to the
          allowance for future losses......................            -                  -                (15.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (18.4)             (42.4)               (.1)

        Income tax benefit ................................            8.7               14.9                -
                                                            -----------------   ----------------   -----------------

        Losses from Wind-up Annuities......................  $        (9.7)      $      (27.5)      $        (.1)
                                                            =================   ================   =================

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments........... $          9.2      $    (1,322.0)     $       122.3
        Defined benefit pensions plans.....................         (967.9)            (964.8)            (371.5)
        Impact of implementing new accounting guidance,
          net of taxes.....................................          (62.0)               -                  -
                                                            -----------------   ----------------   -----------------
        Total accumulated other
          comprehensive loss...............................       (1,020.7)          (2,286.8)            (249.2)
        Accumulated other comprehensive (income) loss
          attributable to noncontrolling interest..........          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Accumulated Other Comprehensive Loss Attributable
          to AXA Equitable................................. $     (1,035.7)     $    (2,235.6)     $      (267.9)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period..................................... $      2,391.1      $    (2,533.5)     $      (357.8)
          (Gains) losses reclassified into net (loss)
            earnings during the period.....................         (164.9)              75.3               22.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......        2,556.0           (2,608.8)            (380.5)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................       (1,224.8)           1,164.5              211.7
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses),
          net of adjustments...............................        1,331.2           (1,444.3)            (168.8)
        Change in defined benefits pension plans...........           (3.1)            (593.3)              78.0
                                                            -----------------   ----------------   -----------------
        Total other comprehensive income (loss),
          net of income taxes..............................        1,328.1           (2,037.6)             (90.8)
        Other comprehensive (income) loss
          attributable to noncontrolling interest..........          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Other Comprehensive Income (Loss)
          Attributable to AXA Equitable.................... $      1,261.9      $    (1,967.7)     $      (100.6)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2009, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2010-2014 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2010 and the four successive years are $203.9 million, $205.2 million, $212.5 million, $218.8 million, $210.7 million and $2,243.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2010 and the four successive years is $8.4 million, $5.4 million, $4.0 million, $3.9 million, $3.6 million and $9.4 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2010 and the four successive years is $0.6 million, $0.5 million, $0.4 million, $0.2 million, $0.1 million and zero thereafter.

        Restructuring
        -------------

        As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009                2008               2007
                                                            ------------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.......................... $        59.6      $        30.7      $        18.3
        Additions  .........................................          79.1               67.9               24.9
        Cash payments ......................................        (111.5)             (33.8)             (10.8)
        Other reductions....................................          (6.9)              (5.2)              (1.7)
                                                            ------------------  -----------------  ------------------
        Balance, End of Year ............................... $        20.3      $        59.6      $        30.7
                                                            ==================  =================  ==================

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2009, these arrangements include commitments by the Company to provide equity financing of $615.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2009. AXA Equitable had $56.8 million of commitments under existing mortgage loan agreements at December 31, 2009.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2009, AllianceBernstein was not required to perform under the agreement and at December 31, 2009 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In April 2008, the plaintiffs filed a motion for class certification. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction, which was denied by the Court in February 2009. In March 2009, AXA Equitable stipulated to class certification relating to the imposition of a "cap" or "company contribution limit" on the amount it would contribute to retiree's health care costs. In June 2009, AXA Equitable filed an opposition to class certification of the claim in which plaintiffs allege that AXA Equitable improperly replaced certain health care options with purportedly inferior options. In December 2009, the Court denied the health care options class certification, allowing plaintiffs to replead. In January 2010, the plaintiffs filed a second amended complaint. The trial date is currently scheduled for June 2010.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. The resolution of the lawsuits alleging these and other claims in the past have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $311.6 million during 2010. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2009, 2008 and 2007, the Insurance Group statutory net income (loss) totaled $1,782.9 million, $(1,074.8) million and $605.8 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,838.0 million and $3,588.1 million at December 31, 2009 and 2008, respectively. In 2007, AXA Equitable paid $600.0 million in shareholder dividends; no dividends were paid in 2009 and 2008.

        At December 31, 2009, AXA Equitable, in accordance with various government and state regulations, had $84.4 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2010 will approximate $71.0 million.

        At December 31, 2009 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2009.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings and equity on a U.S. GAAP basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock.................................... $        (39.1)     $    (3,414.3)     $        71.7
        Change in AVR......................................          288.9             (808.4)            (167.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          249.8           (4,222.7)             (95.5)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (5,995.3)               3.2              415.1
          DAC..............................................          860.4           (2,089.9)             620.1
          Deferred income taxes............................        1,167.0           (4,116.6)            (677.8)
          Valuation of investments.........................         (659.3)           3,695.4                2.8
          Valuation of investment subsidiary...............         (578.9)           5,046.4              461.7
          Change in fair value of GMIB
             reinsurance contracts.........................       (2,565.9)           1,566.8                6.9
          Pension adjustment..............................            17.0            1,389.7                -
          Premiums and benefits ceded to AXA Bermuda......         5,540.8            2,846.7                -
          Issuance of surplus notes.......................             -             (1,000.0)               -
          Shareholder dividends paid......................             -                  -                600.0
          Changes in non-admitted assets...................           29.5              136.9               19.4
          Other, net.......................................          (32.4)             (12.6)            (150.3)
          U.S. GAAP adjustments for Wind-up Annuities .....         (195.5)             (16.7)              31.2
                                                            -----------------   ----------------   -----------------
        U.S. GAAP Net (Loss) Earnings ..................... $     (2,162.8)     $     3,226.6      $     1,233.6
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................ $      3,115.9      $     3,155.0      $     6,569.3
        AVR................................................          722.0              433.1            1,242.7
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,837.9            3,588.1            7,812.0
        Adjustments:
          Future policy benefits and policyholders'
             account balances..............................       (1,463.6)          (1,487.3)          (2,270.2)
          DAC..............................................        7,745.2            7,482.0            9,019.3
          Deferred income taxes............................       (3,704.9)          (4,585.1)          (1,089.3)
          Valuation of investments.........................          672.8           (2,312.5)             457.1
          Valuation of investment subsidiary...............       (1,018.9)             588.1           (4,458.3)
          Fair value of GMIB reinsurance contracts.........        2,255.8            4,821.7              124.7
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,177.5            3,495.8                -
          Non-admitted assets..............................        1,036.2            1,144.0            1,014.5
          Issuance of surplus notes........................       (1,524.9)          (1,524.9)            (524.8)
          Other, net.......................................         (152.2)             141.3               76.0
          U.S. GAAP adjustments for Wind-up Annuities......            -                 12.4                1.5
                                                            -----------------   ----------------   ------------------
        U.S. GAAP Total AXA Equitable Equity............... $     10,860.9      $    11,363.6      $    10,162.5
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2009               2008               2007
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $       336.3       $    15,075.4     $     6,903.3
       Investment Management (1)..........................         2,941.7             3,542.7           4,561.8
       Consolidation/elimination..........................           (36.0)              (76.5)            (91.4)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     3,242.0       $    18,541.6     $    11,373.7
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $55.6 million, $93.3 million and $128.9 million for 2009, 2008 and 2007, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT (LOSS) EARNINGS FROM CONTINUING                    2009                2008               2007
          OPERATIONS BEFORE INCOME TAXES:                   -----------------   -----------------  -----------------
                                                                                   (IN MILLIONS)

       Insurance..........................................   $    (3,665.7)     $     4,453.8      $     1,278.0
       Investment Management..............................           588.7              932.2            1,400.5
       Consolidation/elimination..........................            (1.7)               (.4)               -
                                                            -----------------   -----------------  -----------------
       Total (Loss) Earnings from Continuing Operations
          before Income Taxes.............................   $    (3,078.7)     $     5,385.6      $     2,678.5
                                                            =================   =================  =================

                                                                                     DECEMBER 31,
                                                                    ------------------------------------------------
                                                                             2009                     2008
                                                                    -----------------------   ----------------------
                                                                                     (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................            $    139,202.3           $    123,757.3
       Investment Management..............................                  10,770.7                 12,520.2
       Consolidation/elimination..........................                     (68.6)                   (11.2)
                                                                    -----------------------   ----------------------
       Total Assets.......................................            $    149,904.4           $    136,266.3
                                                                    =======================   ======================

        In accordance with SEC regulations, securities with a fair value of $947.9 million and $2,547.9 million have been segregated in a special reserve bank custody account at December 31, 2009 and 2008, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2009 and 2008 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2009
        ----
        Total Revenues................ $      1,320.3     $     (1,033.8)     $     1,685.1        $     1,270.4
                                       =================  =================   ==================   ==================

        Loss from Continuing
          Operations, Net of Income
          Taxes....................... $       (315.4)    $     (1,347.4)     $      (140.6)       $      (362.1)
                                       =================  =================   ==================   ==================

        Net Loss, Attributable to
          AXA Equitable............... $       (310.3)    $     (1,343.9)     $      (145.1)       $      (363.5)
                                       =================  =================   ==================   ==================

        2008
        ----
        Total Revenues................ $      3,782.6     $      2,401.3      $     3,377.7        $     8,980.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations, Net of
          Income Taxes................ $        595.6     $        505.1      $        91.6        $     2,032.8
                                       =================  =================   ==================   ==================

        Net Earnings, Attributable to
          AXA Equitable............... $        607.4     $        510.6      $        96.6        $     2,012.0
                                       =================  =================   ==================   ==================

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2010, TO THE EQUI-VEST(R)
EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS DATED MAY 1, 2010
--------------------------------------------------------------------------------



This Supplement modifies certain information in the prospectus dated May 1, 2010 (the "Prospectus") for EQUI-VEST(R) Employer-Sponsored Retirement plans, deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable offers its EQUI-VEST(R) Series 100 and 200 TSA contracts to participants in the TSA plan for the Detroit Board of Education. This Supplement describes the material differences between the Series 100 and 200 TSA plan for the Detroit Board of Education and the EQUI-VEST(SM) Series 100 and 200 TSA contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.


o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.









































          FOR USE ONLY WITH DETROIT BOARD OF EDUCATION TSA CONTRACTS

EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


                                                                         x02910

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2010 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS DATED MAY 1, 2010


FOR EMPLOYEES OF ALLEGHENY COUNTY, PENNSYLVANIA
--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the prospectus dated May 1, 2010 ("Prospectus") as it relates to the Series 200 EDC Contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). The Series 200 EDC Contracts, modified as described below (the "Modified EDC Contracts"), are offered to employees of Allegheny County, Pennsylvania, on the basis described in the Prospectus, except that the withdrawal charge and annual administrative charge applicable to the Modified EDC Contracts will be as follows:


o WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified EDC Contract is as follows:



-------------------------------------------------------------------------------
      CONTRACT YEAR(S)                       WITHDRAWAL CHARGE
-------------------------------------------------------------------------------
           1                                       6%
           2                                       5
           3                                       4
           4                                       3
           5                                       2
           6+                                      0
-------------------------------------------------------------------------------

This table replaces the table in the Prospectus under "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."

No withdrawal charge will apply in the event of the:
     -- Death
     -- Disability
     -- Separation from service from Allegheny County
     -- Retirement of the participant.

o ANNUAL ADMINISTRATIVE CHARGE.The annual administrative charge is waived; therefore all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).









EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


                                                                          x02911

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2010 TO THE MAY 1, 2010 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


EQUI-VEST(R) TSA SERIES 200 CERTIFICATES AND CONTRACTS (THE "MODIFIED TSA CONTRACTS") FOR BROWARD COUNTY PUBLIC SCHOOLS, FLORIDA
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable").

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Broward County Public Schools, Florida. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) series 200 contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) series 200 Prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

1. The next to the last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance--key features" is deleted in its entirety and replaced by the following:

      Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

2. In the section "Charges and expenses" of the Prospectus, under "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" the following is added after the bullet under the heading "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:" FOR
      THE MODIFIED TSA CONTRACTS ONLY:


NO WITHDRAWAL CHARGE APPLIES FOR THE MODIFIED TSA CONTRACTS IF:

(1)    the participant has retired from employment;

(2)    the participant has separated from service at any time;

(3)    the participant has reached age 59-1/2;

(4) the amount withdrawn is intended to satisfy the minimum distribution requirements;

(5) the employer certifies to us that the amount withdrawn is a "hardship withdrawal" pursuant to applicable Treasury Regulations;

(6)    the participant is disabled (special federal income definition);

(7) we receive proof satisfactory to us that the participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

(8) the amount withdrawn is attributable to contributions that were made prior to 1/1/1989, and any earnings credited on such contributions prior to 1/1/1989;

(9) the participant is rolling over funds as a result of one of the distributable events in (1), (2), (3) and (6) above and (10) below for spousal beneficiaries only, or rollover of unrestricted funds in (8) from EQUI-VEST(R) to another third-party provider;

(10)   the participant dies and a death benefit is payable to the beneficiary;

(11)   the withdrawal is made to purchase a payout annuity from AXA Equitable.


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).



EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                    BROWARD COUNTY PUBLIC SCHOOLS, FLORIDA
                                                                          x02912

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2010 TO THE MAY 1, 2010 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:



EQUI-VEST(R) TSA series 100 and 200 certificates and contracts and EDC series 200 contracts (the "Modified Contracts") for the Douglas County School
District, Colorado.
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable").

AXA Equitable offers the Modified Contracts described below to participants in the TSA and EDC Plans for the Douglas County School District, Colorado. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 certificates/contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" is deleted in its entirety and replaced with the following:

      o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this Prospectus.

  2. In the section "Charges and expenses" of the Prospectus, under "Withdrawal charge for series 100 and 200 contracts," "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:

      No withdrawal charge applies under TSA or EDC contracts if:

      o The annuitant separates from service at any time;

      o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

      o The annuitant makes a withdrawal to satisfy minimum distribution requirements;

      o The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code;

      o We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

      o The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is
        (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

        --its main function is to provide skilled, intermediate or custodial nursing care;

        --it provides continuous room and board to three or more persons;

        --it is supervised by a registered nurse or licensed practical nurse;

        --it keeps daily medical records of each patient;

        --it controls and records all medications dispensed; and

        --its primary service is other than to provide housing for residents.


For use with TSA and EDC certificates/contracts of the Douglas County School District, Colorado
                                                                          x02913

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current total Separate Account A annual expenses:

    1. The following sentence is added at the end of the first bullet in "Fees and charges" under the "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" in the Prospectus:

        For series 100 and 200 Modified Contracts only, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

    2. The following footnote(+) is added to "Maximum total Separate Account A annual expenses" under "Fee table" in the Prospectus:

    (+) For Modified Contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge or other expenses).

    3. The section entitled, "Charges under the contracts" under "Charges and expenses" is modified as follows:

        MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph (including the chart) of this section:

        We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

        CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

        We deduct a daily charge from the net assets in each variable investment option to reimburse us for the cost of financial accounting services we provide under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each of the variable investment options.



D. CONDENSED FINANCIAL INFORMATION. The unit values and number of units outstanding shown below as of December 31, 2009 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31,
2009.

------------------------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------------------------------------------------------------
                                               2003         2004         2005         2006         2007         2008         2009
------------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --            --           --           --          --      $ 104.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --            --           --           --          --             1
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 109.27     $ 121.06      $ 129.64     $ 151.47     $ 159.36     $  96.03     $ 121.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1             1            5            9           19           70
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 102.27     $ 107.45      $ 109.09     $ 115.00     $ 120.57     $ 106.32     $ 115.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --             1            1            2            3           12
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 104.26     $ 111.33      $ 113.91     $ 122.77     $ 128.34     $ 102.48     $ 116.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1             2            4            7           10           28
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 163.61     $ 176.72      $ 183.99     $ 201.66     $ 212.90     $ 159.75     $ 185.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             43           46            56           60           67           64          113
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 108.08     $ 119.63      $ 126.46     $ 143.50     $ 151.29     $ 102.29     $ 123.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            3             6           16           35           59          160
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 109.44     $ 128.49      $ 147.18     $ 180.59     $ 200.46     $  98.14     $ 123.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             18           20            28           31           36           35           45
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 143.04     $ 161.98      $ 179.44     $ 194.31     $ 225.25     $ 123.85     $ 166.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              6            7            11           11           12           10           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --            --     $ 108.37     $  98.12     $  64.76     $  82.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --            --           --           --            1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 144.90     $ 158.78      $ 161.99     $ 194.11     $ 194.62     $ 122.36     $ 157.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              3            4             9            9           12           12           22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  97.27     $ 117.26      $ 128.80     $ 160.43     $ 175.18     $  98.96     $ 127.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              5            6            10           14           20           21           36
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --     $ 107.08      $ 112.64     $ 129.46     $ 133.03     $  89.25     $  98.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --             1            1            2            3            8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  81.01     $  83.16      $  89.61     $  93.45     $ 103.84     $  56.37     $  73.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              1            1             2            3            3            4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  67.15     $  70.23      $  73.16     $  77.86     $  81.39     $  48.06     $  63.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              1            1             1            1            1            3            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 106.04     $ 116.55      $ 122.50     $ 136.03     $ 137.03     $  81.94     $ 106.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              7            8            14           14           25           22           24
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 175.55     $ 199.03      $ 206.24     $ 226.80     $ 233.16     $ 130.18     $ 165.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             44           45            65           65           67           57           62
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------------------------------------------------------------
                                              2003         2004         2005          2006         2007         2008        2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 110.17     $ 113.65     $ 115.13     $ 118.73     $ 121.31    $ 109.47   $ 111.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1            2            3            4            6           7         13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --           --     $  97.21    $  58.56   $  77.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --           --            1           3          6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 173.95     $ 190.50     $ 197.59     $ 225.93     $ 235.57    $ 146.69   $ 183.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               10           14           23           26           28          27         42
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 120.75     $ 132.24     $ 145.08     $ 157.18     $ 177.63    $ 105.11   $ 133.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                3            5           11           16           21          29         41
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                  $  79.22     $  84.03     $  86.57     $  90.83     $ 100.21    $  71.89   $  99.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1            1            2            3            2           2          3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --     $ 104.43     $ 105.62    $  71.38   $  92.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --           --            7           6          8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --           --     $  95.43    $  59.69   $  75.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --           --            1           3          6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --     $ 105.35     $ 117.15     $ 120.07    $ 102.54   $ 118.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --           --           --          --          1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --     $ 113.34     $ 117.17     $ 137.99     $ 149.46    $ 102.70   $ 143.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            1            2            5           8         18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --     $  97.60     $ 100.03     $ 108.35    $ 114.34   $ 115.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --           --            1           5          7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 134.89     $ 165.33     $ 217.56     $ 295.50     $ 415.87    $ 175.77   $ 261.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2            2            2            6            9           9         13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   s 149.21     $ 151.11     $ 151.99     $ 155.73     $ 165.32    $ 170.15   $ 165.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3            2            3            3            3           4          3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 90.25     $ 101.61     $ 117.94     $ 139.38     $ 159.14    $  86.97   $ 116.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  1           2            4            5            5           6         10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                          --           --     $ 115.34     $ 143.61     $ 165.37    $  97.87   $ 133.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --            1            2           3          5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  98.05     $ 107.74     $ 109.96     $ 132.37     $ 129.59    $  77.34   $ 101.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  2            1            5            5            7           5          6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  81.18     $  89.62     $  95.21     $ 106.56     $ 109.70    $  68.05   $  85.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  1            1            1            1            1           1          3
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Modified Douglas County School District

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------------------------------------------------------------
                                             2003        2004          2005          2006        2007         2008          2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 59.16    $  63.54       $  72.38    $  71.34    $  80.58       $  50.08    $  68.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             3           3              4           6           9              9          11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 81.47    $  90.93       $  87.96    $ 104.93    $ 120.23       $  73.59    $  98.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             6           7             25          26          26             24          23
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --       $ 106.52    $ 112.77    $ 105.13       $  45.11    $  53.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --             --           1           1              1          10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $104.15    $ 117.09       $ 122.34    $ 147.18    $ 139.36       $  78.71    $  94.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             3           7             13          18          72             61          63
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --       $ 106.30    $ 123.48    $ 126.61       $  79.59    $  93.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --             --           1           1              5           8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --       $ 105.93    $ 118.30    $ 129.75       $  88.75    $ 110.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --             --          --          --              2           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 98.80    $ 113.60       $ 119.75    $ 132.35    $ 141.69       $  71.21    $  96.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             4           6             15          19          24             25          43
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $100.68    $ 117.59       $ 129.73    $ 144.61    $ 141.01       $  84.45    $ 113.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             5           8             15          16          19             14          31
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $127.81    $ 127.96       $ 130.47    $ 135.41    $ 140.86       $ 142.90    $ 142.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             2           2             19          19          26             27          25
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --    $ 104.76       $ 109.43    $ 117.07    $ 140.16       $  93.21    $ 119.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --             --          --           1              1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --             --    $ 107.25    $ 108.03       $  66.27    $  82.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --             --           1           1              1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --             --    $ 111.10    $ 116.38       $  68.34    $  93.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --             --          --           1              1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --       $  99.64    $  99.13    $ 109.51       $ 104.14    $ 111.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --             --          --           7             15          20
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $157.69    $ 162.53       $ 164.70    $ 169.90    $ 176.45       $ 163.80    $ 172.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             2           3              5           4           6              4           8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $118.42    $ 138.09       $ 142.68    $ 166.44    $ 161.92       $ 105.69    $ 132.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1           2              5           6           7              8          19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --    $ 111.33       $ 114.73    $ 109.14    $ 115.97       $  66.42    $  93.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --             --          --           4              4          10
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------------------
                                                  2003         2004        2005       2006        2007          2008       2009
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --     $ 107.73     $ 108.98     $  63.91    $  82.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --            1            1            1           3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --     $ 109.34     $ 118.12     $ 133.62     $ 133.96     $  79.61    $ 104.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           --           --            1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $ 104.60     $ 120.15     $ 116.08     $  72.53    $  92.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --            1            1            1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $ 124.11     $ 134.38     $ 163.01     $  85.09    $ 132.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --            1            3            4          11
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 86.37     $  96.18     $ 103.39     $ 107.97     $ 119.48     $  63.29    $  86.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             49           50           54           53           52           38          44
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $110.22     $ 113.47     $ 114.42     $ 117.67     $ 123.90     $ 125.82    $ 135.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1            2            2            3            3           6
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $104.39     $ 121.98     $ 139.55     $ 173.31     $ 193.09     $ 100.97    $ 130.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1            2            4            5            7           8
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 97.48     $ 105.95     $ 112.07     $ 126.14     $ 131.25     $  78.64    $ 103.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --            1           --            1           --           1
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 88.25     $  93.28     $  99.37     $  98.58     $ 108.68     $  58.83    $  79.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1            2           --            4            4           8
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $103.20     $ 117.02     $ 124.20     $ 146.87     $ 150.84     $  93.50    $ 113.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1            2            2            3            4           4
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 86.54     $  95.83     $ 102.93     $ 111.81     $ 123.99     $  69.33    $  97.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              1            1            3            3            4            4           4
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $103.15     $ 117.75     $ 125.26     $ 142.42     $ 141.27     $  89.64    $ 128.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              1            1            2            2            3            3           5
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $130.87     $ 141.28     $ 144.66     $ 157.99     $ 161.88     $ 123.02    $ 134.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              2            2            4            4            5            4           5
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --     $ 114.70     $ 122.18     $ 133.44     $ 137.10     $  78.65    $ 104.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --            1            1            3            2           3
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $155.30     $ 180.23     $ 186.98     $ 215.15     $ 192.22     $ 118.36    $ 148.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              2            4            9           10           13           12          12
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 88.87     $  92.46     $ 101.96     $ 108.42     $ 127.01     $  66.61    $ 104.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            4            6            6            6            5           7
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                          -----------------------------------------------------------------------------------------
                                            2003          2004     2005      2006        2007         2008          2009
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --            --       --      $ 108.47     $ 115.27     $ 79.42       $ 94.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --            --       --            --            1           3             6
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --            --       --      $ 109.42     $ 116.42     $ 74.97       $ 91.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --            --       --            --           --           1             5
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --            --       --      $ 110.31     $ 117.39     $ 72.08       $ 89.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --            --       --            --            1           2             4
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --            --       --      $ 111.10     $ 118.69     $ 69.01       $ 87.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --            --       --            --           --           1             4
------------------------------------------------------------------------------------------------------------------------------------


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).



























EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2010 TO THE MAY 1, 2010 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:

EQUI-VEST(R) TSA SERIES 200 CERTIFICATES AND CONTRACTS (THE "MODIFIED TSA CONTRACTS") FOR FROEDTERT MEMORIAL LUTHERAN HOSPITAL
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) employer-sponsored retirement plans offered by AXA Equitable Life Insurance Company ("AXA Equitable").

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Froedtert Memorial Lutheran Hospital. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) series 200 contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) series 200 Prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

1. The next to the last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance--key features" is deleted in its entirety and replaced by the following:

     o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

2. In the section "Charges and expenses" of the Prospectus, under "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" the sentence "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:" and bullet thereunder are deleted in their entirety FOR THE MODIFIED TSA CONTRACTS ONLY, and replaced by the following:

In addition to the foregoing exceptions, no withdrawal charge applies for the Modified TSA Contracts if:

     o    the participant has retired from employment;

     o    the participant has separated from service at any time;

     o the participant has qualified to receive Social Security benefits as certified by the Social Security Administration, or is totally disabled as defined in the contract;

     o The amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9), applicable after the participant turns age 70-1/2);

     o The employer certifies to us that the amount withdrawn is defined as a "hardship withdrawal" pursuant to applicable Treasury Regulations.

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current total Separate Account A annual expenses:

1. The first bullet in "Fees and charges" under the "EQUI-VEST(R) employer-sponsored retirement programs at a glance--key features" in the Prospectus is modified as follows:

     o For series 200 Modified TSA Contracts, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

2. The following footnote (+) is added to "Maximum total Separate Account A annual expenses " under "Fee table" in the Prospectus:

          (+) For the Modified TSA contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge).


                 FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                      FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE, WISCONSIN

                                                                          X02914

3. Under "Charges under the contracts" in the "Charges and expenses" section of the Prospectus, the following changes are made:

     The chart under "Mortality and expense risks charge" is replaced by the following:


----------------------------------------------------------
              EQ/COMMON STOCK INDEX     ALL OTHER VARIABLE
             EQ/MONEY MARKET OPTIONS    INVESTMENT OPTIONS
----------------------------------------------------------
                       Series                   Series
                        200                      200
             ----------------------- ---------------------

  Current              0.65%                    0.65%
  Maximum              1.24%                    1.09%
----------------------------------------------------------

4.   CONDENSED FINANCIAL INFORMATION


The unit values and number of units outstanding shown below as of December 31, 2009 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.


EQUI-VEST(R) Modified TSA Froedtert Memorial Lutheran Hospital


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009



----------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
                                                       2003         2004         2005         2006         2007
----------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 109.27     $ 121.06     $ 129.64     $ 151.47     $ 159.36
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            1            1            5            9
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 102.27     $ 107.45     $ 109.09     $ 115.00     $ 120.57
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --            1            1            2
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 104.26     $ 111.33     $ 113.91     $ 122.77     $ 128.34
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            1            2            4            7
----------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 163.61     $ 176.72     $ 183.99     $ 201.66     $ 212.90
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      43           46           56           60           67
----------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 108.08     $ 119.63     $ 126.46     $ 143.50     $ 151.29
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            3            6           16           35
----------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 109.44     $ 128.49     $ 147.18     $ 180.59     $ 200.46
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      18           20           28           31           36
----------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 143.04     $ 161.98     $ 179.44     $ 194.31     $ 225.25
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       6            7           11           11           12
----------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --     $ 108.37     $  98.12
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 144.90     $ 158.78     $ 161.99     $ 194.11     $ 194.62
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       3            4            9            9           12
----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $  97.27     $ 117.26     $ 128.80     $ 160.43     $ 175.18
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       5            6           10           14           20
----------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --     $ 107.08     $ 112.64     $ 129.46     $ 133.03
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --            1            1            2
----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING
                                                         DECEMBER 31,
-------------------------------------------------------------------------
                                                       2008        2009
ALL ASSET ALLOCATION
-------------------------------------------------------------------------
 Unit value                                               --     $ 104.60
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            1
-------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------
 Unit value                                         $  96.03     $ 121.13
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      19           70
-------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------
 Unit value                                         $ 106.32     $ 115.72
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       3           12
-------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------
 Unit value                                         $ 102.48     $ 116.20
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      10           28
-------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------
 Unit value                                         $ 159.75     $ 185.70
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      64          113
-------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------
 Unit value                                         $ 102.29     $ 123.62
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      59          160
-------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------
 Unit value                                         $  98.14     $ 123.91
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      35           45
-------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------
 Unit value                                         $ 123.85     $ 166.93
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      10           11
-------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------
 Unit value                                         $  64.76     $  82.29
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            2
-------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------
 Unit value                                         $ 122.36     $ 157.97
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      12           22
-------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------
 Unit value                                         $  98.96     $ 127.74
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      21           36
-------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------
 Unit value                                         $  89.25     $  98.66
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       3            8
-------------------------------------------------------------------------

EQUI-VEST(R) Modified TSA Froedtert Memorial Lutheran Hospital


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (CONTINUED)




------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                                      2003        2004        2005        2006        2007
------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 81.01    $  83.16    $  89.61    $  93.45     $ 103.84
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           1           2           3            3
------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 67.15    $  70.23    $  73.16    $  77.86     $  81.39
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           1           1           1            1
------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------
 Unit value                                         $106.04    $ 116.55    $ 122.50    $ 136.03     $ 137.03
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      7           8          14          14           25
------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------
 Unit value                                         $175.55    $ 199.03    $ 206.24    $ 226.80     $ 233.16
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     44          45          65          65           67
------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------
 Unit value                                         $110.17    $ 113.65    $ 115.13    $ 118.73     $ 121.31
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           2           3           4            6
------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------
 Unit value                                              --          --          --          --     $  97.21
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --          --            1
------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------
 Unit value                                         $173.95    $ 190.50    $ 197.59    $ 225.93     $ 235.57
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     10          14          23          26           28
------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------
 Unit value                                         $120.75    $ 132.24    $ 145.08    $ 157.18     $ 177.63
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3           5          11          16           21
------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 79.22    $  84.03    $  86.57    $  90.83     $ 100.21
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           1           2           3            2
------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------
 Unit value                                              --          --          --    $ 104.43     $ 105.62
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --          --            7
------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------
 Unit value                                              --          --          --          --     $  95.43
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --          --            1
------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------
 Unit value                                              --          --    $ 105.35    $ 117.15     $ 120.07
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --          --           --
------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------
 Unit value                                              --    $ 113.34    $ 117.17    $ 137.99     $ 149.46
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1           2            5
------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------
 Unit value                                              --          --    $  97.60    $ 100.03     $ 108.35
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --          --            1
------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------
 Unit value                                         $134.89    $ 165.33    $ 217.56    $ 295.50     $ 415.87
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2           2           2           6            9
------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------
 Unit value                                         $149.21    $ 151.11    $ 151.99    $ 155.73     $ 165.32
------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3           2           3           3            3
------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING
                                                          DECEMBER 31,
-------------------------------------------------------------------------
                                                       2008        2009
-------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------
 Unit value                                         $  56.37    $  73.12
------------------------------------------------------------------------
 Number of units outstanding (000's)                       4           4
------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------
 Unit value                                         $  48.06    $  63.56
------------------------------------------------------------------------
 Number of units outstanding (000's)                       3           7
------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------
 Unit value                                         $  81.94    $ 106.74
------------------------------------------------------------------------
 Number of units outstanding (000's)                      22          24
------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------
 Unit value                                         $ 130.18    $ 165.98
------------------------------------------------------------------------
 Number of units outstanding (000's)                      57          62
------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------
 Unit value                                         $ 109.47    $ 111.40
------------------------------------------------------------------------
 Number of units outstanding (000's)                       7          13
------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------
 Unit value                                         $  58.56    $  77.00
------------------------------------------------------------------------
 Number of units outstanding (000's)                       3           6
------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------
 Unit value                                         $ 146.69    $ 183.42
------------------------------------------------------------------------
 Number of units outstanding (000's)                      27          42
------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------
 Unit value                                         $ 105.11    $ 133.13
------------------------------------------------------------------------
 Number of units outstanding (000's)                      29          41
------------------------------------------------------------------------
EQ/EVERGREEN OMEGA
------------------------------------------------------------------------
 Unit value                                         $  71.89    $  99.96
------------------------------------------------------------------------
 Number of units outstanding (000's)                       2           3
------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------
 Unit value                                         $  71.38    $  92.33
------------------------------------------------------------------------
 Number of units outstanding (000's)                       6           8
------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------
 Unit value                                         $  59.69    $  75.98
------------------------------------------------------------------------
 Number of units outstanding (000's)                       3           6
------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------
 Unit value                                         $ 102.54    $ 118.51
------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           1
------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------
 Unit value                                         $ 102.70    $ 143.97
------------------------------------------------------------------------
 Number of units outstanding (000's)                       8          18
------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------
 Unit value                                         $ 114.34    $ 115.54
------------------------------------------------------------------------
 Number of units outstanding (000's)                       5           7
------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------
 Unit value                                         $ 175.77    $ 261.39
------------------------------------------------------------------------
 Number of units outstanding (000's)                       9          13
------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------
 Unit value                                         $ 170.15    $ 165.19
------------------------------------------------------------------------
 Number of units outstanding (000's)                       4           3
------------------------------------------------------------------------

EQUI-VEST(R) Modified TSA Froedtert Memorial Lutheran Hospital


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
                                                       2003        2004         2005         2006         2007
----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 90.25     $ 101.61     $ 117.94     $ 139.38     $ 159.14
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            2            4            5            5
----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --     $ 115.34     $ 143.61     $ 165.37
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --            1            2
----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 98.05     $ 107.74     $ 109.96     $ 132.37     $ 129.59
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       2            1            5            5            7
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
----------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 81.18     $  89.62     $  95.21     $ 106.56     $ 109.70
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            1            1            1            1
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 59.16     $  63.54     $  72.38     $  71.34     $  80.58
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       3            3            4            6            9
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 81.47     $  90.93     $  87.96     $ 104.93     $ 120.23
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       6            7           25           26           26
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --     $ 106.52     $ 112.77     $ 105.13
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --            1            1
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
----------------------------------------------------------------------------------------------------------------
 Unit value                                          $104.15     $ 117.09     $ 122.34     $ 147.18     $ 139.36
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       3            7           13           18           22
----------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --     $ 106.30     $ 123.48     $ 126.61
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --            1            1
----------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --     $ 105.93     $ 118.30     $ 129.75
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 98.80     $ 113.60     $ 119.75     $ 132.35     $ 141.69
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       4            6           15           19           24
----------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------------------
 Unit value                                          $100.68     $ 117.59     $ 129.73     $ 144.61     $ 141.01
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       5            8           15           16           19
----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------------------
 Unit value                                          $127.81     $ 127.96     $ 130.47     $ 135.41     $ 140.86
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       2            2           19           19           26
----------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --     $ 104.76     $ 109.43     $ 117.07     $ 140.16
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --            1
----------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --     $ 107.25     $ 108.03
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --            1            1
----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --     $ 111.10     $ 116.38
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --            1
----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING
                                                          DECEMBER 31,
-------------------------------------------------------------------------
                                                       2008        2009
-------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------
 Unit value                                         $  86.97     $ 116.64
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       6           10
-------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------
 Unit value                                         $  97.87     $ 133.11
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       3            5
-------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------
 Unit value                                         $  77.34     $ 101.41
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       5            6
-------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------
 Unit value                                         $  68.05     $  85.32
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            3
-------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------
 Unit value                                         $  50.89     $  68.69
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       9           11
-------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------
 Unit value                                         $  73.59     $  98.35
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      24           23
-------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------
 Unit value                                         $  45.11     $  53.26
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       1           10
-------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------
 Unit value                                         $  78.71     $  94.08
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      61           63
-------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------
 Unit value                                         $  79.59     $  93.16
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       5            8
-------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------
 Unit value                                         $  88.75     $ 110.40
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       2            1
-------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------
 Unit value                                         $  71.21     $  96.16
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      25           43
-------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------
 Unit value                                         $  84.45     $ 113.69
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      14           31
-------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------
 Unit value                                         $ 142.90     $ 142.03
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      27           25
-------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------
 Unit value                                         $  93.21     $ 119.84
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            2
-------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------
 Unit value                                         $  66.27     $  82.17
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            2
-------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------
 Unit value                                         $  68.34     $  93.87
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            2
-------------------------------------------------------------------------

EQUI-VEST(R) Modified TSA Froedtert Memorial Lutheran Hospital


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (CONTINUED)



--------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
--------------------------------------------------------------------------------------------------------------
                                                      2003         2004        2005        2006         2007
--------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --    $  99.64    $  99.13     $ 109.51
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --          --          --            7
--------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 157.69     $ 162.53    $ 164.70    $ 169.90     $ 176.45
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       2            3           5           4            6
--------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 118.42     $ 138.09    $ 142.68    $ 166.44     $ 161.92
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            2           5           6            7
--------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------
 Unit value                                               --     $ 111.33    $ 114.73    $ 109.14     $ 115.97
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --          --          --            4
--------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --          --    $ 107.73     $ 108.98
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --          --           1            1
--------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
 Unit value                                               --     $ 109.34    $ 118.12    $ 133.62     $ 133.96
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --          --          --           --
--------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --    $ 104.60    $ 120.15     $ 116.08
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --          --           1            1
--------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --    $ 124.11    $ 134.38     $ 163.01
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --          --           1            3
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                         $  86.37     $  96.18    $ 103.39    $ 107.97     $ 119.48
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      49           50          54          53           52
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 110.22     $ 113.47    $ 114.42    $ 117.67     $ 123.90
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            1           2           2            3
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 104.39     $ 121.98    $ 139.55    $ 173.31     $ 193.09
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            1           2           4            5
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                         $  97.48     $ 105.95    $ 112.07    $ 126.14     $ 131.25
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           1          --            1
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                         $  88.25     $  93.28    $  99.37    $  98.58     $ 108.68
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            1           2          --            4
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 103.20     $ 117.02    $ 124.20    $ 146.87     $ 150.84
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            1           2           2            3
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                         $  86.54     $  95.83    $ 102.93    $ 111.81     $ 123.99
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            1           3           3            4
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 103.15     $ 117.75    $ 125.26    $ 142.42     $ 141.27
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            1           2           2            3
--------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING
                                                         DECEMBER 31,
-------------------------------------------------------------------------
                                                      2008         2009
-------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------
 Unit value                                         $ 104.14     $ 111.46
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      15           20
-------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------
 Unit value                                         $ 163.80     $ 172.52
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       4            8
-------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------
 Unit value                                         $ 105.69     $ 132.11
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       8           19
-------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------
 Unit value                                         $  66.42     $  93.88
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       4           10
-------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------
 Unit value                                         $  63.91     $  82.36
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            3
-------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------
 Unit value                                         $  79.61     $ 104.49
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            1
-------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------
 Unit value                                         $  72.53     $  92.30
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            2
-------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP GROWTH
-------------------------------------------------------------------------
 Unit value                                         $  85.09     $ 132.45
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       4           11
-------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------
 Unit value                                         $  63.29     $  86.31
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      38           44
-------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------
 Unit value                                         $ 125.82     $ 135.05
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       3            6
-------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------
 Unit value                                         $ 100.97     $ 130.00
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       7            8
-------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------
 Unit value                                         $  78.64     $ 103.27
-------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            1
-------------------------------------------------------------------------
MULTIMANAGER LARGE CAP GROWTH
-------------------------------------------------------------------------
 Unit value                                         $  58.83     $  79.60
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       4            8
-------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------
 Unit value                                         $  93.50     $ 113.84
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       4            4
-------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------
 Unit value                                         $  69.33     $  97.40
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       4            4
-------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
 Unit value                                         $  89.64     $ 128.24
-------------------------------------------------------------------------
 Number of units outstanding (000's)                       3            5
-------------------------------------------------------------------------

EQUI-VEST(R) Modified TSA Froedtert Memorial Lutheran Hospital


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (CONTINUED)




----------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
                                                       2003         2004         2005         2006         2007
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 130.87     $ 141.28     $ 144.66     $ 157.99     $ 161.88
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       2            2            4            4            5
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --     $ 114.70     $ 122.18     $ 133.44     $ 137.10
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --            1            1            3
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 155.30     $ 180.23     $ 186.98     $ 215.15     $ 192.22
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       2            4            9           10           13
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $  88.87     $  92.46     $ 101.96     $ 108.42     $ 127.01
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            4            6            6            6
----------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --     $ 108.47     $ 115.27
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --            1
----------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --     $ 109.42     $ 116.42
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --     $ 110.31     $ 117.39
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --            1
----------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --     $ 111.10     $ 118.69
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING
                                                          DECEMBER 31,
--------------------------------------------------------------------------
                                                       2008         2009
--------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
--------------------------------------------------------------------------
 Unit value                                          $ 123.02     $ 134.01
--------------------------------------------------------------------------
 Number of units outstanding (000's)                        4            5
--------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
--------------------------------------------------------------------------
 Unit value                                          $  78.65     $ 104.86
--------------------------------------------------------------------------
 Number of units outstanding (000's)                        2            3
--------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------
 Unit value                                          $ 118.36     $ 148.28
--------------------------------------------------------------------------
 Number of units outstanding (000's)                       12           12
--------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------
 Unit value                                          $  66.61     $ 104.59
--------------------------------------------------------------------------
 Number of units outstanding (000's)                        5            7
--------------------------------------------------------------------------
TARGET 2015 ALLOCATION
--------------------------------------------------------------------------
 Unit value                                          $  79.42     $  94.68
--------------------------------------------------------------------------
 Number of units outstanding (000's)                        3            6
--------------------------------------------------------------------------
TARGET 2025 ALLOCATION
--------------------------------------------------------------------------
 Unit value                                          $  74.97     $  91.54
--------------------------------------------------------------------------
 Number of units outstanding (000's)                        1            5
--------------------------------------------------------------------------
TARGET 2035 ALLOCATION
--------------------------------------------------------------------------
 Unit value                                          $  72.08     $  89.69
--------------------------------------------------------------------------
 Number of units outstanding (000's)                        2            4
--------------------------------------------------------------------------
TARGET 2045 ALLOCATION
--------------------------------------------------------------------------
 Unit value                                          $  69.01     $  87.37
--------------------------------------------------------------------------
 Number of units outstanding (000's)                        1            4
--------------------------------------------------------------------------


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).











                 FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                      FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE, WISCONSIN


EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

6
AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2010 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2010
--------------------------------------------------------------------------------



This Supplement modifies certain information in the above-referenced prospectus or supplement to prospectus dated May 1, 2010 (together, the "Prospectus") for EQUI-VEST(R) employer-sponsored retirement programs deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable").


AXA Equitable offers a modified version of its EQUI-VEST(R) Series 200 TSA contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST(R) Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.

Material differences between the Modified TSA Agreement and the TSA provisions described in the EQUI-VEST(R) Prospectus include the following:

o WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA Agreement is as follows:

-------------------------------------------------------------------------------
      CONTRACT YEAR(S)                   WITHDRAWAL CHARGE
--------------------------------------------------------------------------------
           1                                     6%
           2                                     5
           3                                     4
           4                                     3
           5                                     2
           6+                                    0
--------------------------------------------------------------------------------

This table replaces the EQUI-VEST(R) Series 200 withdrawal charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."

o EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Agreement, the withdrawal charge section in "Charges and expenses" has been revised to add the following waivers:

  No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:
  --The annuitant has separated from service, or --The annuitant makes a withdrawal at any time and qualifies to receive Social
    Security disability benefits as certified by the Social Security Administration or any successor agency, or
  --The annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code.

o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge for participants under the Modified TSA Agreement is at maximum the charge described in the Prospectus -- that is, it is equal to the lesser of $30 or 2% of the account value on the last business day of each year (adjusted to include any withdrawals made during the year), to be prorated for a fractional year. This charge may be reduced or waived when a Modified TSA Agreement is used by the employer and the required participant services are performed at a modified or minimum level.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).


                     FOR USE ONLY IN THE STATE OF ILLINOIS

EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                                                          x02915

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2010 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2010
--------------------------------------------------------------------------------



This Supplement modifies certain information in the prospectus or supplement to prospectus dated May 1, 2010 (the "Prospectus") for EQUI-VEST(R) Employer-Sponsored Retirement Plans deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable will offer its EQUI-VEST(R) Series 200 TSA contracts modified with Rider 95MDHOSP (the "Modified TSA Contract") only to employees (age 75 and below) of hospitals and non-profit healthcare organizations doing business in Maryland. This Supplement describes the material differences between the Modified TSA Contract and the EQUI-VEST(R) Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.

Material differences between the Modified TSA Contract and the TSA provisions described in the EQUI-VEST(R) Prospectus include the following:
o WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA Contract is as follows:

--------------------------------------------------------------------------------
      CONTRACT YEAR(S)                    WITHDRAWAL CHARGE
--------------------------------------------------------------------------------
           1                                     6%
           2                                     5
           3                                     4
           4                                     3
           5                                     2
           6+                                    0
-------------------------------------------------------------------------------
This table replaces the EQUI-VEST(R) Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For
SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses" in the Prospectus.

o EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Contract, the withdrawal charge section in "Charges and expenses" has been revised as follows:
  No charge will be applied to any amount withdrawn from the TSA Contract if:
  --the annuitant has separated from service, or --the annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code, or
  --the annuitant makes a withdrawal at any time and qualifies to receive
    Social Security disability benefits as certified by the Social Security Administration or any successor agency or
  --the annuitant withdraws funds that were transferred on or after January 18, 1996 into the Modified TSA Contract from another tax sheltered annuity contract qualified under Section 403(b) of the Code and issued by an insurance company other than AXA Equitable.

o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the Prospectus.)

o LOANS. Loans will be available under the Modified TSA Contract when the TSA plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA). Only one outstanding loan will be permitted at any time. There is a minimum loan amount of $1,000 and a maximum loan amount which varies depending on the participant's account value but may never exceed $50,000. For more complete details and rules on Loans, see "Loans from qualified plans and TSAs" under "Tax information" in the Prospectus.



                     FOR USE ONLY IN THE STATE OF MARYLAND

EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                                                         x02916

EQUI-VEST(R)
Employer-Sponsored Retirement Plans


SUPPLEMENT DATED MAY 1, 2010 TO THE EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS DATED MAY 1, 2010


   EQUI-VEST(R) Vantage(SM) Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education
--------------------------------------------------------------------------------



This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2010, for the EQUI-VEST(R) Employer-Sponsored Retirement Plans offered by AXA Equitable Life Insurance Company ("Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. You should keep this Supplement with your prospectus. We will send you another copy of any prospectus or supplement, without charge, upon request.


We offer the EQUI-VEST(R) Vantage(SM) contract to fund the ACTS Program ("the plan").

The EQUI-VEST(R) Vantage(SM) ACTS contract is a group variable deferred annuity contract. The employer will be the EQUI-VEST(R) Vantage(SM) ACTS contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant's properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents) on which the first participant is enrolled in the contract. The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.(1)

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

We offer the EQUI-VEST(R) Vantage(SM) ACTS contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. This Supplement should be read together with the Prospectus. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) Vantage(SM) ACTS, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in an EQUI-VEST(R) Vantage(SM) ACTS, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).

                                  ----------
See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

Material differences between EQUI-VEST(R) Vantage(SM) ACTS and the provisions of the EQUI-VEST(R) Series 100 and 200 contracts described in the Prospectus include the information above as well as the following:

-------

1 This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) Vantage(SM) ACTS product. The Prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the Prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed.

        For use with the Additional Contributions Tax-Sheltered Program



                                                                          X02909

1. THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" UNDER "FEES AND CHARGES" IN THE PROSPECTUS:

--------------------------------------------------------------------------------
FEES AND CHARGES FOR     o Separate account charge deducted daily on amounts
EQUI-VEST(R) VANTAGE(SM)   invested in variable investment options: 0.70%.
ACTS
                         o Annual administrative charge: There is no annual
                           administrative charge.

                         o Charge for third-party transfer (such as in the case
                           of a direct plan-to-plan transfer of the account value or a contract exchange under the same 403(b) plan to an employer-designated funding vehicle or a direct rollover to another eligible retirement plan:
                           $25 current ($65 maximum) per occurrence per participant.

                         o No sales charge deducted at the time contributions
                           are made.

                         o Withdrawal charge: There is no withdrawal charge.

                         o Annual expenses of EQ Advisors Trust and AXA Premier
                           VIP Trust (the "Trusts") portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus.


--------------------------------------------------------------------------------

2.  PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the objective and investment manager or sub-adviser(s), as applicable, for each portfolio.


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME             OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust --
Class IB Shares                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL   Seeks to provide current income and long-term growth     o BlackRock Investment Management
 VALUE                       of income, accompanied by growth of capital.               International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.         o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                          o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses that     o AllianceBernstein L.P.
                             approximates the total return performance of the
                             Russell 3000 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the Russell
                             3000 Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX        Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
                          approximates the total return performance of the Barclays
                          Capital U.S. Aggregate Bond Index, including
                          reinvestment of dividends, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX       Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                          approximates the total return performance of the S&P 500
                          Index, including reinvestment of dividends, at a risk
                          level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS   Seeks to achieve capital appreciation.                      o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX          Seeks to achieve long-term growth of capital.               o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET           Seeks to obtain a high level of current income, preserve    o The Dreyfus Corporation
                          its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX    Seeks to replicate as closely as possible (before the       o AllianceBernstein L.P.
                          deduction of Portfolio expenses) the total return of the
                          Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH   Seeks to achieve long-term capital appreciation and         o T. Rowe Price Associates, Inc.
 STOCK                    secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing.


3. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" IN "FEE TABLE" IN THE PROSPECTUS:

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(R) Vantage(SM) ACTS certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges for certain features shown in the fee table are mutually exclusive.

------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of the amount withdrawn (deducted when you
surrender your certificate or make certain withdrawals)                                    0%
Charge if you elect a Variable Immediate Annuity payout option (which is described
in a separate prospectus for that option)                                                  $350
Charge for third-party transfer or direct rollover                                         $65 maximum per participant for each
                                                                                           occurrence; currently $25 per
                                                                                           participant for each occurrence.

The next table describes the fees and expenses that you will pay periodically during the time that you own the certificate, not including underlying trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                                                       $0

------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Separate account annual expenses(1)                                                        0.70%
------------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted     Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(2)                                                                  0.64%      1.27%


This table shows the fees and expenses for 2009 as an annual percentage of each portfolio's daily average net assets.


-------------------------------------------------------------------------------
                                   MANAGEMENT                      OTHER
 PORTFOLIO NAME                     FEES(3)     12B-1 FEES(4)    EXPENSES(5)
-------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------
AXA Moderate Allocation           0.10%         0.25%            0.18%
-------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------
EQ/BlackRock International Value  0.83%         0.25%            0.19%
EQ/Calvert Socially Responsible   0.65%         0.25%            0.27%
EQ/Common Stock Index             0.35%         0.25%            0.14%
EQ/Core Bond Index                0.35%         0.25%            0.14%
EQ/Equity 500 Index               0.25%         0.25%            0.14%
EQ/Large Cap Value PLUS           0.47%         0.25%            0.23%
EQ/Mid Cap Index                  0.35%         0.25%            0.16%
EQ/Money Market                   0.31%         0.25%            0.16%
EQ/Small Company Index            0.25%         0.25%            0.14%
EQ/T. Rowe Price Growth Stock     0.79%         0.25%            0.17%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                  ACQUIRED FUND    TOTAL ANNUAL                             NET
                                    FEES AND         EXPENSES                             ANNUAL
                                    EXPENSES         (BEFORE         FEE WAIVERS         EXPENSES
                                   (UNDERLYING       EXPENSE        AND/OR EXPENSE    (AFTER EXPENSE
 PORTFOLIO NAME                  PORTFOLIOS)(6)    LIMITATIONS)   REIMBURSEMENTS(7)    LIMITATIONS)
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Moderate Allocation           0.69%            1.22%           (0.07)%             1.15%
-------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value    --             1.27%            0.00%              1.27%
EQ/Calvert Socially Responsible     --             1.17%           (0.02)%             1.15%
EQ/Common Stock Index               --             0.74%              --               0.74%
EQ/Core Bond Index                  --             0.74%              --               0.74%
EQ/Equity 500 Index                 --             0.64%              --               0.64%
EQ/Large Cap Value PLUS             --             0.95%            0.00%              0.95%
EQ/Mid Cap Index                    --             0.76%              --               0.76%
EQ/Money Market                     --             0.72%              --               0.72%
EQ/Small Company Index              --             0.64%              --               0.64%
EQ/T. Rowe Price Growth Stock       --             1.21%           (0.01)%             1.20%
-------------------------------------------------------------------------------------------------------


Notes:

(1) For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.

(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. See footnote (7) for details.

(3) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (7) for any expense limitation agreement information.


(4) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.50% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2011.


(5) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (7) for any expense limitation agreement information.

(6) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio either does not invest in underlying portfolios or expenses attributable to underlying portfolios are less than 0.01%.


(7) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A"--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2011 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fee waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements.



--------------------------------------------------------------------------------
PORTFOLIO NAME
--------------------------------------------------------------------------------
EQ/Large Cap Value PLUS                         0.94%
--------------------------------------------------------------------------------

EXAMPLES: EQUI-VEST(R) VANTAGE(SM) ACTS CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Vantage(SM) ACTS contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

We assume that the Contract Year and Participation Year are the same. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     IF YOU SURRENDER OR DO NOT SURRENDER YOUR
                                            IF YOU ANNUITIZE AT THE END OF THE               CONTRACT AT THE END OF THE
                                                  APPLICABLE TIME PERIOD                       APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                          1 year    3 years    5 years    10 years     1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   N/A        $989      $1,447      $2,714      $207      $639      $1,097     $2,364

(b) assuming minimum fees and
    expenses of any of the Portfolios   N/A        $787      $1,106      $2,008      $141      $437      $  756     $1,658
------------------------------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2009.


4. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:


------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TYPE      SOURCE OF CONTRIBUTIONS                               LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
EQUI-VEST((R))     o Salary Reduction Contributions (Elective Deferral   o For 2010, maximum amount of employer and employee
Vantage(SM) ACTS     Contributions): Contributions under a salary          contributions is generally the lesser of $49,000 or 100%
                     reduction agreement that an employee enters into      of compensation with maximum salary reduction
                     with the Employer under the Plan, including           contribution of $16,500.
                     "designated Roth contributions under Section
                     402A of the Code.

                   o Rollover Contributions: Contributions of eligible   o If your employer`s plan permits and you are at least age
                     rollover distributions directly or indirectly from    50 at any time during 2010, additional salary reduction
                     another eligible retirement arrangement.              "catch-up" contributions totalling up to $5,500 can be
                                                                           made.

                   o Direct Transfer Contributions: Amounts directly     o All salary reduction contributions (whether pre-tax or
                     transferred (either a plan-to-plan direct transfer    designated Roth) may not exceed the total maximum for
                     or a contract exchange under the same 403(b) plan).   the year (for 2010, $16,500 and age 50 catch-up of
                                                                           $5,500).

                   o Additional "catch-up" contributions.                o Rollover or direct transfer contributions after age
                                                                           70-1/2 must be net of required minimum distributions.

                                                                         o We currently do not accept rollovers or direct transfers of funds from designated Roth accounts.

                                                                         o Different sources of contributions and earnings may be
                                                                           subject to withdrawal restrictions.
------------------------------------------------------------------------------------------------------------------------------------

5. THE LAST SENTENCE OF THE SECOND PARAGRAPH FOLLOWING THE CHART UNDER "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable accumulation annuities in which a participant has an interest would then total more than $2,500,000.


6. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
    FOLLOWING:

For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP IRA, SIMPLE IRA, TSA, University TSA (other than EQUI-VEST(R) Vantage(SM) ACTS contracts) and Annuitant-Owned HR-10.


7. THE FINAL PARAGRAPH UNDER "GUARANTEED INTEREST OPTION," IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING PARAGRAPH:


The minimum yearly guaranteed interest rate for 2010 is equal to 1.50%. Your lifetime minimum guaranteed interest rate is 1.50%. The minimum yearly guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current rates will never be less than the minimum yearly guaranteed interest rate.


8. THE SECTION "SELECTING YOUR INVESTMENT METHOD" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS DOES NOT APPLY TO EQUI-VEST(R) VANTAGE(SM) ACTS AND IS DELETED IN ITS ENTIRETY. A NEW SECTION IS ADDED AS FOLLOWS:


TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS

From time to time, we may remove certain restrictions that apply. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.


9. THE SEVENTH BULLET UNDER "TRANSFERRING YOUR ACCOUNT VALUE" IN "TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

o The maximum amount that may be transferred from the guaranteed interest option to any investment option in any participation year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

(b) the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.

o We reserve the right to not permit transfers into the guaranteed interest option in the first participation year. After the first participation year, we also reserve the right to prohibit a transfer into the guaranteed interest option if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

10. A NEW SUBSECTION IS ADDED IMMEDIATELY AFTER THE CHART UNDER "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AS FOLLOWS:

RESTRICTIONS ON WITHDRAWALS FROM THE GUARANTEED INTEREST OPTION:

The maximum amount that may be withdrawn from the guaranteed interest option in any participation year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

(b) the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from your account balance under the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.

11. THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.

12. THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

EQUI-VEST(R) VANTAGE(SM) ACTS TERMINATION OF PARTICIPATION

We may terminate the participant's participation under the EQUI-VEST(R) Vantage(SM) ACTS contract and pay that participant the account value under the certificate if:

(1) the account value under the certificate is less than $500 and that participant has not made contributions under the certificate for a period of three years;

(2) a participant requests a partial withdrawal that reduces the account value under the certificate to an amount of less than $500;

(3) a participant has not made any contributions under the certificate within 120 days from his or her participation date; or

(4) the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R) Vantage(SM) ACTS contract is terminated by us.

We will deduct the amount of any outstanding loan balance from the account value when we terminate a participant's participation under the contract.

The contract holder may discontinue an EQUI-VEST(R) Vantage(SM) ACTS contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferrals to be made under the contract. If and as permitted by the plan, and subject to the annual withdrawal restriction from the guaranteed interest option, the participant may withdraw any portion of the account value under the certificate and: (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle; (ii) directly roll over such amounts to another eligible retirement plan; (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us.

An EQUI-VEST(R) Vantage(SM) ACTS contract may be terminated only after all participation under the contract is terminated.


13. THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*" IN "CHARGES AND EXPENSES" IN THE
    PROSPECTUS:

CHARGES UNDER EQUI-VEST(R) VANTAGE(SM) ACTS CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate of 0.70% of daily net assets attributable to all certificates under the group contract.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the certificates than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the certificates. A participant's participation certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(SM) Vantage(SM) ACTS contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We deduct a charge for a third-party transfer or direct rollover, such as in the case of (i) a direct plan-to-plan transfer of the account value or a contract exchange under the same 403(b) plan to another employer-designated funding vehicle or (ii) a direct rollover to another eligible retirement plan. This charge is currently $25 ($65 maximum) per occurrence per participant.


14. THE SECOND PARAGRAPH IN "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS" UNDER "WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS IS AMENDED IN THE FOLLOWING MANNER:

The phrase in the first sentence of the paragraph "or to your account balance attributable to employer contributions" is deleted in its entirety.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUI-VEST(R) Vantage(SM) ACTS contracts


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.



-----------------------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------
                                           2002         2003         2004         2005         2006
-----------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 89.58     $ 105.98     $ 114.42     $ 119.07     $ 130.44
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --           --            2            4
-----------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 77.18     $  98.13     $ 118.54     $ 130.47     $ 162.83
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --           --            2            6
-----------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 64.32     $  81.73     $  84.06     $  90.77     $  94.85
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --           --           --            1
-----------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                                  --           --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                             $107.78     $ 110.63     $ 114.36     $ 116.07     $ 119.94
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --           --            1            2
-----------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 63.97     $  81.20     $  88.88     $  92.14     $ 105.31
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --            1            4            7
-----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 82.19     $ 105.07     $ 118.36     $ 123.92     $ 149.38
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --            1            1            5            9
-----------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 69.75     $  99.46     $ 114.60     $ 121.04     $ 134.05
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --            1            2            5
-----------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------
  Unit value                             $110.53     $ 110.38     $ 110.46     $ 112.56     $ 116.79
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --           --           --           --
-----------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                             $ 82.10     $ 118.92     $ 138.95     $ 143.86     $ 168.15
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --           --            2            4
-----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------
  Unit value                                  --           --           --           --           --
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --           --           --           --
-----------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                               FOR THE YEARS ENDING DECEMBER 31,
                                               ---------------------------------
                                                  2007         2008         2009
---------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------
  Unit value                                   $ 137.64     $ 103.23     $ 119.94
---------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9           12           15
---------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
---------------------------------------------------------------------------------
  Unit value                                   $ 178.16     $ 100.84     $ 130.43
---------------------------------------------------------------------------------
  Number of units outstanding (000's)                10           15           22
---------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
---------------------------------------------------------------------------------
  Unit value                                   $ 105.61     $  57.45     $  74.66
---------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1            1            2
---------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
---------------------------------------------------------------------------------
  Unit value                                   $ 109.29     $  60.99     $  77.72
---------------------------------------------------------------------------------
  Number of units outstanding (000's)                --            3            5
---------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
---------------------------------------------------------------------------------
  Unit value                                   $ 122.80     $ 111.04     $ 113.23
---------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3            4            6
---------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------
  Unit value                                   $ 109.75     $  68.30     $  85.37
---------------------------------------------------------------------------------
  Number of units outstanding (000's)                12           14           19
---------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
---------------------------------------------------------------------------------
  Unit value                                   $ 141.58     $  79.67     $  95.28
---------------------------------------------------------------------------------
  Number of units outstanding (000's)                13           14           18
---------------------------------------------------------------------------------
 EQ/MID CAP INDEX
---------------------------------------------------------------------------------
  Unit value                                   $ 143.79     $  72.41     $  97.99
---------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9           12           22
---------------------------------------------------------------------------------
 EQ/MONEY MARKET
---------------------------------------------------------------------------------
  Unit value                                   $ 121.44     $ 123.13     $ 122.26
---------------------------------------------------------------------------------
  Number of units outstanding (000's)                --            1            1
---------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------
  Unit value                                   $ 163.91     $ 107.21     $ 134.28
---------------------------------------------------------------------------------
  Number of units outstanding (000's)                 7           10           16
---------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------
  Unit value                                   $ 116.72     $  66.99     $  94.88
---------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5            7           11
---------------------------------------------------------------------------------


EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2010, TO THE
EQUI-VEST(R) EMPLOYER SPONSORED RETIREMENT PLANS PROSPECTUS DATED MAY 1, 2010


EQUI-VEST(R) TSA contracts (Series 100) for New York City Housing Development Corporation
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) Employer-Sponsored Retirement Plans offered by AXA Equitable Life Insurance Company ("AXA Equitable"). Terms in this Supplement have the same meaning as in the Prospectus.

This Supplement describes the material differences between NY Housing TSA Contracts and the EQUI-VEST(R) Series 100 contracts described in the Prospectus as follows:

A.   ADMINISTRATIVE   CHARGE.  The  annual   administrative  charge  is  waived,
     therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed.

     1.   Under  "Fees  and  charges"  in  EQUI-VEST(R)  in   employer-sponsored
          programs at a glance -- key features," the following is added after the first sentence under "Withdrawal charge" in the Prospectus:

          -- NY Housing TSA contracts under series 100: We deduct a charge equal to 6% of any amount withdrawn above the 10% free corridor.

     2. The following chart is added under the chart in "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" under "Charges and expenses," in the Prospectus:

          FOR NY HOUSING TSA CONTRACTS.

                      ------------------------------------
                      CONTRACT YEAR(S)   WITHDRAWAL CHARGE
                      ------------------------------------
                      1 through 5               6%
                      ------------------------------------
                      6 and later               0
                      ------------------------------------

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current Total Separate Account A annual expenses.

     The following footnote (+), is added to "Maximum total Separate Account A annual expenses" under "Fee table," in the Prospectus:

     + For NY Housing TSA contracts in series 100, the current "Mortality and expense risk charge" is 0.45% and the current "Other expenses" is 0.25%, resulting in the current "Total Separate Account A annual expenses" of 0.70%.

D.   CONDENSED FINANCIAL INFORMATION

                   FOR USE ONLY WITH NY HOUSING TSA CONTRACTS.
                                                                          X02917

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009



----------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDING DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
                                                       2002        2003           2004         2005         2006
----------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                              --           --            --           --           --
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --           --           --
----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                              --     $ 109.32      $ 121.36     $ 130.23     $ 152.46
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --           --           --
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                              --     $ 102.32      $ 107.72     $ 109.58     $ 115.75
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --           --           --
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                              --     $ 104.31      $ 111.61     $ 114.43     $ 123.58
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --           --           --
----------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                        $ 114.03     $ 135.22      $ 146.36     $ 152.68     $ 167.68
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --            2             2            2           --
----------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                              --     $ 108.13      $ 119.93     $ 127.03     $ 144.44
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --            1            1
----------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------------------------------------------------------------------------------------
 Unit value                                        $  75.04     $ 100.91      $ 118.71     $ 136.25     $ 167.52
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --             1            3           --
----------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------
 Unit value                                        $  88.17     $ 112.59      $ 127.76     $ 141.82     $ 153.88
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --            2             1            2            2
----------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------------------
 Unit value                                              --           --            --           --     $ 108.44
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------
 Unit value                                        $ 112.46     $ 146.51      $ 160.86     $ 164.45     $ 197.45
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------
 Unit value                                        $  77.18     $  98.13      $ 118.54     $ 130.47     $ 162.83
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --             2            2            6
----------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------------------
 Unit value                                              --           --      $ 107.13     $ 112.92     $ 130.03
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------
 Unit value                                        $  64.32     $  81.73      $  84.06     $  90.77     $  94.85
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --           --            1
----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
----------------------------------------------------------------------------------------------------------------
 Unit value                                              --     $  67.75      $  71.00     $  74.10     $  79.03
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------------------
 Unit value                                              --     $ 106.98      $ 117.81     $ 124.08     $ 138.06
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --            1             1            1            1
----------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------
 Unit value                                        $  82.37     $ 122.63      $ 139.31     $ 144.65     $ 159.38
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           16            15           12           --
----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                                                          FOR THE YEAR ENDING DECEMBER 31,
------------------------------------------------------------------------------------------
                                                           2007        2008         2009
------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------
 Unit value                                                    --          --     $ 104.67
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --           --
------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------
 Unit value                                              $ 160.73    $  97.05     $ 122.66
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --           2            3
------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------
 Unit value                                              $ 121.61    $ 107.45     $ 117.19
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --           --
------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------
 Unit value                                              $ 129.44    $ 103.57     $ 117.67
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --            2
------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------
 Unit value                                              $ 177.39    $ 133.37     $ 155.35
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2           3            8
------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------
 Unit value                                              $ 152.59    $ 103.37     $ 125.19
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            1           2            6
------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------
 Unit value                                              $ 186.32    $  91.40     $ 115.64
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --           5            5
------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------
 Unit value                                              $ 178.75    $  98.47     $ 133.00
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2           2            3
------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------
 Unit value                                              $  98.38    $  65.06     $  82.84
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --           --
------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------
 Unit value                                              $ 198.37    $ 124.97     $ 161.67
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --           1            4
------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------
 Unit value                                              $ 178.16    $ 100.84     $ 130.43
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           10          15           22
------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------
 Unit value                                              $ 133.89    $  90.01     $  99.70
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --            1
------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------
 Unit value                                              $ 105.61    $  57.45     $  74.66
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            1           1            2
------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------
 Unit value                                              $  82.77    $  48.98     $  64.90
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --            1
------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------
 Unit value                                              $ 139.36    $  83.50     $ 108.99
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            1           1            2
------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------
 Unit value                                              $ 164.19    $  91.86     $ 117.35
------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          13           20
------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (CONTINUED)



----------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEAR ENDING DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
                                                       2002         2003         2004         2005         2006
----------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 107.78     $ 110.63     $ 114.36     $ 116.07     $ 119.94
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --            1            2
----------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $  95.38     $ 121.36     $ 133.18     $ 138.41     $ 158.58
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            5            5            5            6
----------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $  93.15     $ 121.29     $ 133.10     $ 146.32     $ 158.85
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $  58.23     $  79.92     $  84.94     $  87.69     $  92.19
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --           --     $ 104.50
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --     $ 105.50     $ 117.55
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --     $ 113.39     $ 117.46     $ 138.61
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --     $  97.65     $ 100.28
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --     $ 136.39     $ 167.50     $ 220.86     $ 300.59
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            3            5           --           --
----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 135.05     $ 137.32     $ 139.35     $ 140.44     $ 144.18
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --     $  91.05     $ 102.71     $ 119.46     $ 141.46
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --            1           --
----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------------
 Unit value                                               --           --           --     $ 115.49     $ 144.09
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $  78.73     $  99.14     $ 109.16     $ 112.65     $ 134.65
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
----------------------------------------------------------------------------------------------------------------
 Unit value                                         $  67.58     $  81.90     $  90.60     $  96.43     $ 108.15
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING DECEMBER 31,
--------------------------------------------------------------------------------------
                                                       2007         2008         2009
--------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------
 Unit value                                         $ 122.80     $ 111.04     $ 113.23
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       3            4            6
--------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------------------
 Unit value                                         $  97.33     $  58.75     $  77.40
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --
--------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------
 Unit value                                         $ 165.68     $ 103.38     $ 129.53
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       5            8           11
--------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
--------------------------------------------------------------------------------------
 Unit value                                         $ 179.88     $ 106.65     $ 135.36
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       3            5            6
--------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA
--------------------------------------------------------------------------------------
 Unit value                                         $ 101.91     $  73.26     $ 102.07
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            1            3
--------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------------------
 Unit value                                         $ 105.90     $  71.71     $  92.95
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       5            4            2
--------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------------------
 Unit value                                         $  95.55     $  59.88     $  76.39
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            1           --
--------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------
 Unit value                                         $ 120.71     $ 103.30     $ 119.63
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            1            1
--------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------
 Unit value                                         $ 150.43     $ 103.58     $ 145.49
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       2            2            4
--------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------
 Unit value                                         $ 108.84     $ 115.09     $ 116.53
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            2            1
--------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------------------
 Unit value                                         $ 423.88     $ 179.52     $ 267.50
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       6            7            6
--------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------------
 Unit value                                         $ 153.38     $ 158.17     $ 153.88
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --            1
--------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------------------
 Unit value                                         $ 161.85     $  88.62     $ 119.10
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --            2
--------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------
 Unit value                                         $ 166.26     $  98.60     $ 134.37
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --            1
--------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------
 Unit value                                         $ 132.08     $  78.99     $ 103.78
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --            1
--------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
--------------------------------------------------------------------------------------
 Unit value                                         $ 111.57     $  69.35     $  87.12
--------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           --           --
--------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (CONTINUED)



--------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDING DECEMBER 31,
--------------------------------------------------------------------------------------------------------------
                                                         2002        2003        2004        2005        2006
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 136.42    $  59.68    $  64.24    $  73.31    $  72.40
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                 --    $  82.37    $  92.12    $  99.43    $ 106.74
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           4           4           4           4
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                 --          --          --    $ 106.57    $ 113.05
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                           $  82.19    $ 105.07    $ 118.36    $ 123.92    $ 149.38
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           1           2           5           9
--------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
 Unit value                                                 --          --          --    $ 106.44    $ 123.89
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                 --          --          --    $ 106.07    $ 118.70
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                           $  69.75    $  99.46    $ 114.60    $ 121.04    $ 134.05
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --           2           5
--------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                           $  76.93    $ 101.80    $ 119.13    $ 131.69    $ 147.09
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --           1           1
--------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
--------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 120.47    $ 120.61    $ 120.99    $ 123.61    $ 128.55
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                 --          --    $ 104.81    $ 109.70    $ 117.59
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                 --          --          --          --    $ 107.32
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------------
 Unit value                                                 --          --          --          --    $ 110.17
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------
 Unit value                                                 --          --          --    $  99.78    $  99.47
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                           $  80.26    $ 140.62    $ 145.23    $ 147.47    $ 152.43
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                 --    $ 118.92    $ 138.95    $ 143.86    $ 168.15
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --           2           4
--------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------
 Unit value                                                 --          --    $ 111.38    $ 115.01    $ 109.62
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --          --          --          --          --
--------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDING DECEMBER 31,
-----------------------------------------------------------------------------------
                                                     2007        2008         2009
-----------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------
 Unit value                                        $  81.95    $  51.86    $  70.14
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $ 122.55    $  75.16    $ 100.65
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3           2           3
-----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------
 Unit value                                        $ 105.61    $  45.40    $  53.72
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $ 141.72    $  80.21    $  96.07
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      4           4           7
-----------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-----------------------------------------------------------------------------------
 Unit value                                        $ 127.29    $  80.18    $  94.04
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           2
-----------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------
 Unit value                                        $ 130.45    $  89.41    $ 111.44
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------
 Unit value                                        $ 143.79    $  72.41    $  97.99
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      9          12          22
-----------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $ 143.72    $  86.25    $ 116.35
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           1           5
-----------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------
 Unit value                                        $ 134.00    $ 136.21    $ 135.65
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1          12          --
-----------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------
 Unit value                                        $ 141.07    $  94.01    $ 121.11
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------
 Unit value                                        $ 108.32    $  66.58    $  82.72
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2           1           1
-----------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------
 Unit value                                        $ 116.68    $  68.66    $  94.50
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------
 Unit value                                        $ 110.10    $ 104.91    $ 112.51
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           1           3
-----------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $ 158.62    $ 147.55    $ 155.71
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           1           1
-----------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------
 Unit value                                        $ 163.91    $ 107.21    $ 134.28
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      7          10          16
-----------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------
 Unit value                                        $ 116.72    $  66.99    $  94.88
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      5           7          11
-----------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (CONTINUED)



---------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEAR ENDING DECEMBER 31,
---------------------------------------------------------------------------------------------------------------
                                                      2002        2003         2004         2005         2006
---------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --           --           --     $ 107.79
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --     $ 109.39     $ 118.41     $ 134.22
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --           --     $ 104.74     $ 120.55
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --           --     $ 124.27     $ 134.83
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------------------------------
 Unit value                                               --    $  69.15     $  77.17     $  83.12     $  86.97
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          10           10           13           --
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
---------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 107.42    $ 110.66     $ 114.16     $ 115.34     $ 118.85
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------
 Unit value                                         $  78.58    $ 104.82     $ 122.72     $ 140.68     $ 175.06
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --            1
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
---------------------------------------------------------------------------------------------------------------
 Unit value                                         $  76.92    $  97.88     $ 106.59     $ 112.97     $ 127.42
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --            1           --
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------------------
 Unit value                                         $  68.31    $  88.60     $  93.85     $ 100.17     $  99.58
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------
 Unit value                                         $  79.60    $ 103.61     $ 117.73     $ 125.20     $ 148.35
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------
 Unit value                                         $  62.40    $  86.89     $  96.41     $ 103.76     $ 112.95
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
---------------------------------------------------------------------------------------------------------------
 Unit value                                         $  74.18    $ 103.57     $ 118.46     $ 126.28     $ 143.86
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
---------------------------------------------------------------------------------------------------------------
 Unit value                                         $  81.14    $  99.00     $ 107.10     $ 109.88     $ 120.25
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --     $ 114.75     $ 122.48     $ 134.04
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 114.85    $ 156.67     $ 182.19     $ 189.39     $ 218.37
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           --           --           --
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
---------------------------------------------------------------------------------------------------------------
 Unit value                                         $  57.00    $  89.23     $  93.02     $ 102.78     $ 109.51
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           8           20            8           10
---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31,
-------------------------------------------------------------------------------------
                                                       2007        2008         2009
-------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------
 Unit value                                         $ 109.27    $  64.21    $  82.91
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1           1           1
-------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------
 Unit value                                         $ 134.84    $  80.29    $ 105.59
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           2
-------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------
 Unit value                                         $ 116.70    $  73.07    $  93.17
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --
-------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP GROWTH
-------------------------------------------------------------------------------------
 Unit value                                         $ 163.89    $  85.72    $ 133.70
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           2
-------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------
 Unit value                                         $  96.44    $  51.19    $  69.95
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          11          17
-------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------
 Unit value                                         $ 125.41    $ 127.60    $ 137.24
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           1           1
-------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------
 Unit value                                         $ 195.44    $ 102.41    $ 132.11
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1          --           1
-------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------
 Unit value                                         $ 132.85    $  79.76    $ 104.95
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --
-------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP GROWTH
-------------------------------------------------------------------------------------
 Unit value                                         $ 110.00    $  59.66    $  80.89
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --
-------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------
 Unit value                                         $ 152.67    $  94.83    $ 115.69
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           1           2
-------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------
 Unit value                                         $ 125.50    $  70.31    $  98.99
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --           1
-------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------
 Unit value                                         $ 142.98    $  90.91    $ 130.33
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --
-------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------
 Unit value                                         $ 123.46    $  94.01    $ 102.61
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --           1           1
-------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------
 Unit value                                         $ 138.00    $  79.32    $ 105.97
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --
-------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------
 Unit value                                         $ 195.49    $ 120.62    $ 151.41
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --
-------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------
 Unit value                                         $ 128.56    $  67.56    $ 106.29
-------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       8           5           2
-------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009 (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                               2002    2003    2004    2005       2006         2007        2008         2009
------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                     --      --      --      --      $ 108.53     $ 115.58     $ 79.79     $ 95.32
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)            --      --      --      --            --           --          --          --
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                     --      --      --      --      $ 109.49     $ 116.73     $ 75.33     $ 92.15
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)            --      --      --      --            --           --          --           2
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                     --      --      --      --      $ 110.38     $ 117.70     $ 72.42     $ 90.29
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)            --      --      --      --            --           --          --          --
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                     --      --      --      --      $ 111.17     $ 119.00     $ 69.33     $ 87.96
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)            --      --      --      --            --           --          --          --
-----------------------------------------------------------------------------------------------------------------------------


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).


EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

EQUI-VEST(R)
Supplement dated May 1, 2010
to EQUI-VEST(R) Employer-Sponsored
Retirement Plans Prospectus Dated May 1, 2010


EQUI-VEST(R) TSA contracts (Series 200)* offered to Employees of certain non-profit organizations within the State of Oregon
--------------------------------------------------------------------------------



This Supplement adds to and modifies certain information contained in the Prospectus or Supplement to Prospectus dated May 1, 2010 ("Prospectus") for the EQUI-VEST(R) Employer-Sponsored Retirement Plans deferred variable annuity contracts issued by AXA Equitable Life Insurance Company ("AXA Equitable").


We offer the EQUI-VEST(R) series 200 contracts, as described below ("Modified Oregon TSA Contracts"), to fund plans that meet the requirements of Internal Revenue Code Section 403(b) ("Section 403(b) plans") sponsored by certain
Section 501(c)(3) non-profit organizations, within the State of Oregon ("employer"). Modified Oregon TSA Contracts are available only when an employer
(i) makes contributions to a Section 403(b) plan; (ii) has entered into an agreement with us that permits us to offer Modified Oregon TSA Contracts as a funding vehicle for its 403(b) plan; and (iii) has at least $10 million in existing assets to fund Modified Oregon TSA Contracts in its 403(b) plan.

This Supplement describes the material differences between the series 200 contracts described in the Prospectus and the Modified Oregon TSA Contracts. Certain of the modifications relate to the separate account asset-based charges for the variable investment options under Modified Oregon TSA Contracts. These charges are lowered from a maximum of 1.49% on certain variable investment options to 0.90% on all variable investment options. The Class IB/B shares of either the AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts") available under Modified Oregon TSA Contracts include 12b-1 fees among their charges. The series 200 contracts described in the Prospectus include Class IA shares of certain Trusts, which are not subject to 12b-1 fees and are not offered under Modified Oregon TSA Contracts.

This Supplement should be read together with the Prospectus. For purposes of this Supplement, the term "annuitant" refers to holders of current contracts (contract number 11947CT-I*, and certificate numbers 11934T* and 92TSAAOR00) and the Modified Oregon TSA Contracts offered hereunder. Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus.)

THE FIRST BULLET IN "FEES AND CHARGES" UNDER "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE - KEY FEATURES" SECTION IN THE PROSPECTUS HAS BEEN MODIFIED FOR OREGON TSA CONTRACTS, AS FOLLOWS:

We deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.


*  For in-force contracts, your contract series may be Series 100.







                      FOR USE ONLY IN THE STATE OF OREGON
                                                                          x02918

Fee Table
--------------------------------------------------------------------------------

The following tables are applicable to Modified Oregon TSA Contracts and describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please also see the discussion of the modifications to "charges and expenses" as set forth later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

---------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of the amount withdrawn (deducted if you
surrender your contract or make certain withdrawals).                                      0%

The withdrawal charge is waived; therefore all references in the prospectus to "withdrawal charge"
or "10% free withdrawal amount" are deleted in their entirety.

Charge if you elect a Variable Immediate Annuity payout option
(which is described in a separate prospectus for that option).                             $350

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.


---------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
---------------------------------------------------------------------------------------------------
Annual administrative charge:                                                              $  0

The annual administrative charge is waived; therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

---------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------------------------------
Separate account annual expenses:
Mortality and expense risks(1)                                                             0.65%
Other expenses(2)                                                                          0.25%
                                                                                           -----
Total Separate Account A annual expenses(3)                                                0.90%
---------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.



-----------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted     Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees,         ------     -------
and/or other expenses)(4)                                                          0.64%      2.14%

This table shows the fees and expenses for 2009 as an annual percentage of each portfolio's daily average net assets.



-------------------------------------------------------------------------
                                    MANAGEMENT     12B-1       OTHER
 PORTFOLIO NAME                       FEES(5)      FEES(6)   EXPENSES(7)
-------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------
AXA Aggressive Allocation             0.10%         0.25%      0.19%
AXA Conservative Allocation           0.10%         0.25%      0.19%
AXA Conservative-Plus Allocation      0.10%         0.25%      0.20%
AXA Moderate Allocation               0.10%         0.25%      0.18%
AXA Moderate-Plus Allocation          0.10%         0.25%      0.18%
Multimanager Aggressive Equity        0.59%         0.25%      0.23%
Multimanager Core Bond                0.52%         0.25%      0.19%
-------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                      ACQUIRED          TOTAL          FEE        NET TOTAL
                                        FUND            ANNUAL       WAIVERS       ANNUAL
                                      FEES AND        EXPENSES       AND/OR       EXPENSES
                                      EXPENSES         (BEFORE       EXPENSE       (AFTER
                                    (UNDERLYING        EXPENSE      REIMBURSE-     EXPENSE
 PORTFOLIO NAME                    PORTFOLIOS)(8)    LIMITATIONS)    MENTS(9)    LIMITATIONS)
---------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation              0.76%            1.30%          (0.05)%      1.25%
AXA Conservative Allocation            0.64%            1.18%          (0.18)%      1.00%
AXA Conservative-Plus Allocation       0.67%            1.22%          (0.12)%      1.10%
AXA Moderate Allocation                0.69%            1.22%          (0.07)%      1.15%
AXA Moderate-Plus Allocation           0.72%            1.25%          (0.05)%      1.20%
Multimanager Aggressive Equity           --             1.07%             --        1.07%
Multimanager Core Bond                   --             0.96%           0.00%       0.96%
---------------------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                      MANAGEMENT     12B-1       OTHER
 PORTFOLIO NAME                         FEES(5)     FEES(6)   EXPENSES(7)
-------------------------------------------------------------------------
Multimanager International Equity       0.83%         0.25%     0.23%
Multimanager Large Cap Core Equity      0.70%         0.25%     0.22%
Multimanager Large Cap Growth           0.75%         0.25%     0.32%
Multimanager Large Cap Value            0.73%         0.25%     0.20%
Multimanager Mid Cap Growth             0.80%         0.25%     0.27%
Multimanager Mid Cap Value              0.80%         0.25%     0.24%
Multimanager Multi-Sector Bond          0.53%         0.25%     0.21%
Multimanager Small Cap Growth           0.85%         0.25%     0.22%
Multimanager Small Cap Value            0.85%         0.25%     0.20%
Multimanager Technology                 0.95%         0.25%     0.24%
Target 2015 Allocation                  0.10%         0.25%     0.50%
Target 2025 Allocation                  0.10%         0.25%     0.51%
Target 2035 Allocation                  0.10%         0.25%     0.81%
Target 2045 Allocation                  0.10%         0.25%     1.23%
-------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------
All Asset Allocation                    0.10%         0.25%     0.33%
EQ/AllianceBernstein International      0.73%         0.25%     0.14%
EQ/AllianceBernstein Small Cap Growth   0.75%         0.25%     0.15%
EQ/AXA Franklin Small Cap Value Core    0.70%         0.25%     0.21%
EQ/BlackRock Basic Value Equity         0.57%         0.25%     0.15%
EQ/BlackRock International Value        0.83%         0.25%     0.19%
EQ/Boston Advisors Equity Income        0.75%         0.25%     0.15%
EQ/Calvert Socially Responsible         0.65%         0.25%     0.27%
EQ/Capital Guardian Growth              0.65%         0.25%     0.16%
EQ/Capital Guardian Research            0.65%         0.25%     0.14%
EQ/Common Stock Index                   0.35%         0.25%     0.14%
EQ/Core Bond Index                      0.35%         0.25%     0.14%
EQ/Davis New York Venture               0.85%         0.25%     0.17%
EQ/Equity 500 Index                     0.25%         0.25%     0.14%
EQ/Equity Growth PLUS                   0.50%         0.25%     0.19%
EQ/Franklin Core Balanced               0.65%         0.25%     0.19%
EQ/Franklin Templeton Allocation        0.05%         0.25%     0.19%
EQ/GAMCO Mergers and Acquisitions       0.90%         0.25%     0.18%
EQ/GAMCO Small Company Value            0.75%         0.25%     0.15%
EQ/Global Bond PLUS                     0.55%         0.25%     0.21%
EQ/Global Multi-Sector Equity           0.73%         0.25%     0.24%
EQ/Intermediate Government Bond Index   0.35%         0.25%     0.14%
EQ/International Core PLUS              0.60%         0.25%     0.25%
EQ/International Growth                 0.85%         0.25%     0.22%
EQ/JPMorgan Value Opportunities         0.60%         0.25%     0.16%
EQ/Large Cap Core PLUS                  0.50%         0.25%     0.20%
EQ/Large Cap Growth Index               0.35%         0.25%     0.15%
EQ/Large Cap Growth PLUS                0.50%         0.25%     0.20%
EQ/Large Cap Value Index                0.35%         0.25%     0.15%
EQ/Large Cap Value PLUS                 0.47%         0.25%     0.23%
EQ/Lord Abbett Growth and Income        0.65%         0.25%     0.18%
EQ/Lord Abbett Large Cap Core           0.65%         0.25%     0.19%
EQ/Mid Cap Index                        0.35%         0.25%     0.16%
EQ/Mid Cap Value PLUS                   0.55%         0.25%     0.19%
EQ/Money Market                         0.31%         0.25%     0.16%
EQ/Montag & Caldwell Growth             0.75%         0.25%     0.16%
EQ/Morgan Stanley Mid Cap Growth        0.70%         0.25%     0.17%
EQ/Mutual Large Cap Equity              0.70%         0.25%     0.20%
EQ/Oppenheimer Global                   0.95%         0.25%     0.19%
EQ/PIMCO Ultra Short Bond               0.47%         0.25%     0.16%
EQ/Quality Bond PLUS                    0.40%         0.25%     0.19%
EQ/Small Company Index                  0.25%         0.25%     0.14%
EQ/T. Rowe Price Growth Stock           0.79%         0.25%     0.17%
-------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                       ACQUIRED         TOTAL          FEE        NET TOTAL
                                         FUND           ANNUAL        WAIVERS       ANNUAL
                                       FEES AND        EXPENSES       AND/OR       EXPENSES
                                       EXPENSES         (BEFORE       EXPENSE       (AFTER
                                     (UNDERLYING       EXPENSE      REIMBURSE-     EXPENSE
 PORTFOLIO NAME                     PORTFOLIOS)(8)   LIMITATIONS)    MENTS(9)    LIMITATIONS)
---------------------------------------------------------------------------------------------
Multimanager International Equity         --             1.31%             --        1.31%
Multimanager Large Cap Core Equity        --             1.17%             --        1.17%
Multimanager Large Cap Growth             --             1.32%             --        1.32%
Multimanager Large Cap Value              --             1.18%             --        1.18%
Multimanager Mid Cap Growth               --             1.32%             --        1.32%
Multimanager Mid Cap Value                --             1.29%             --        1.29%
Multimanager Multi-Sector Bond            --             0.99%             --        0.99%
Multimanager Small Cap Growth             --             1.32%             --        1.32%
Multimanager Small Cap Value              --             1.30%             --        1.30%
Multimanager Technology                 0.04%            1.48%             --        1.48%
Target 2015 Allocation                  0.58%            1.43%          (0.25)%      1.18%
Target 2025 Allocation                  0.57%            1.43%          (0.26)%      1.17%
Target 2035 Allocation                  0.57%            1.73%          (0.56)%      1.17%
Target 2045 Allocation                  0.56%            2.14%          (0.98)%      1.16%
---------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------
All Asset Allocation                    0.82%            1.50%          (0.33)%      1.17%
EQ/AllianceBernstein International        --             1.12%           0.00%       1.12%
EQ/AllianceBernstein Small Cap Growth     --             1.15%             --        1.15%
EQ/AXA Franklin Small Cap Value Core      --             1.16%           0.00%       1.16%
EQ/BlackRock Basic Value Equity           --             0.97%             --        0.97%
EQ/BlackRock International Value          --             1.27%           0.00%       1.27%
EQ/Boston Advisors Equity Income          --             1.15%          (0.10)%      1.05%
EQ/Calvert Socially Responsible           --             1.17%          (0.02)%      1.15%
EQ/Capital Guardian Growth                --             1.06%          (0.11)%      0.95%
EQ/Capital Guardian Research              --             1.04%          (0.07)%      0.97%
EQ/Common Stock Index                     --             0.74%             --        0.74%
EQ/Core Bond Index                        --             0.74%             --        0.74%
EQ/Davis New York Venture                 --             1.27%             --        1.27%
EQ/Equity 500 Index                       --             0.64%             --        0.64%
EQ/Equity Growth PLUS                     --             0.94%           0.00%       0.94%
EQ/Franklin Core Balanced                 --             1.09%           0.00%       1.09%
EQ/Franklin Templeton Allocation        0.94%            1.43%          (0.09)%      1.34%
EQ/GAMCO Mergers and Acquisitions         --             1.33%             --        1.33%
EQ/GAMCO Small Company Value              --             1.15%             --        1.15%
EQ/Global Bond PLUS                       --             1.01%             --        1.01%
EQ/Global Multi-Sector Equity             --             1.22%             --        1.22%
EQ/Intermediate Government Bond Index   0.03%            0.77%             --        0.77%
EQ/International Core PLUS              0.06%            1.16%           0.00%       1.16%
EQ/International Growth                   --             1.32%             --        1.32%
EQ/JPMorgan Value Opportunities           --             1.01%          (0.01)%      1.00%
EQ/Large Cap Core PLUS                  0.02%            0.97%           0.00%       0.97%
EQ/Large Cap Growth Index                 --             0.75%             --        0.75%
EQ/Large Cap Growth PLUS                0.02%            0.97%           0.00%       0.97%
EQ/Large Cap Value Index                  --             0.75%             --        0.75%
EQ/Large Cap Value PLUS                   --             0.95%           0.00%       0.95%
EQ/Lord Abbett Growth and Income          --             1.08%          (0.08)%      1.00%
EQ/Lord Abbett Large Cap Core             --             1.09%          (0.09)%      1.00%
EQ/Mid Cap Index                          --             0.76%             --        0.76%
EQ/Mid Cap Value PLUS                   0.04%            1.03%           0.00%       1.03%
EQ/Money Market                           --             0.72%             --        0.72%
EQ/Montag & Caldwell Growth               --             1.16%           0.00%       1.16%
EQ/Morgan Stanley Mid Cap Growth          --             1.12%          (0.02)%      1.10%
EQ/Mutual Large Cap Equity                --             1.15%           0.00%       1.15%
EQ/Oppenheimer Global                     --             1.39%          (0.04)%      1.35%
EQ/PIMCO Ultra Short Bond                 --             0.88%           0.00%       0.88%
EQ/Quality Bond PLUS                      --             0.84%             --        0.84%
EQ/Small Company Index                    --             0.64%             --        0.64%
EQ/T. Rowe Price Growth Stock             --             1.21%          (0.01)%      1.20%
---------------------------------------------------------------------------------------------

------------------------------------------------------------------------
                                     MANAGEMENT     12B-1      OTHER
 PORTFOLIO NAME                        FEES(5)     FEES(6)   EXPENSES(7)
------------------------------------------------------------------------
EQ/Templeton Global Equity              0.70%         0.25%     0.22%
EQ/UBS Growth and Income                0.75%         0.25%     0.19%
EQ/Van Kampen Comstock                  0.65%         0.25%     0.17%
EQ/Wells Fargo Advantage Omega Growth   0.65%         0.25%     0.20%
------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------
                                           ACQUIRED         TOTAL          FEE        NET TOTAL
                                             FUND           ANNUAL       WAIVERS       ANNUAL
                                           FEES AND        EXPENSES       AND/OR      EXPENSES
                                           EXPENSES        (BEFORE       EXPENSE       (AFTER
                                         (UNDERLYING       EXPENSE      REIMBURSE-     EXPENSE
 PORTFOLIO NAME                         PORTFOLIOS)(8)   LIMITATIONS)    MENTS(9)    LIMITATIONS)
-------------------------------------------------------------------------------------------------
EQ/Templeton Global Equity                    --             1.17%        0.00%         1.17%
EQ/UBS Growth and Income                      --             1.19%       (0.14)%        1.05%
EQ/Van Kampen Comstock                        --             1.07%       (0.07)%        1.00%
EQ/Wells Fargo Advantage Omega Growth         --             1.10%        0.00%         1.10%
-------------------------------------------------------------------------------------------------



Notes:


(1)  A portion of this charge is for providing the death benefit.

(2) This charge is for financial accounting and other administrative services relating to the contract.

(3) Total Separate Account A charges annual expenses of the variable investment options (not including the Trusts' fees and other expenses) are guaranteed not to exceed a total annual rate of 0.90%.


(4) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios.


(5) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (9) for any expense limitation agreement information.


(6) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.50% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2011.


(7) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (9) for any expense limitation agreement information.

(8) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio either does not invest in underlying portfolios or expenses attributable to underlying portfolios are less than 0.01%.


(9) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2011 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio net expenses, the expenses would be as shown in the table below:




     ---------------------------------------------
     PORTFOLIO NAME
     ---------------------------------------------
     Multimanager Aggressive Equity          1.06%
     ---------------------------------------------
     Multimanager Large Cap Core Equity      1.16%
     ---------------------------------------------
     Multimanager Large Cap Growth           1.30%
     ---------------------------------------------
     Multimanager Large Cap Value            1.16%
     ---------------------------------------------
     Multimanager Mid Cap Growth             1.31%
     ---------------------------------------------
     Multimanager Mid Cap Value              1.26%
     ---------------------------------------------
     Multimanager Small Cap Growth           1.31%
     ---------------------------------------------
     Multimanager Small Cap Value            1.29%
     ---------------------------------------------
     Multimanager Technology                 1.46%
     ---------------------------------------------
     EQ/AllianceBernstein Small Cap Growth   1.14%
     ---------------------------------------------
     EQ/BlackRock Basic Value Equity         0.96%
     ---------------------------------------------
     EQ/Capital Guardian Growth              0.94%
     ---------------------------------------------
     EQ/Capital Guardian Research            0.96%
     ---------------------------------------------
     EQ/Davis New York Venture               1.19%
     ---------------------------------------------
     EQ/GAMCO Mergers and Acquisitions       1.31%
     ---------------------------------------------
     EQ/GAMCO Small Company Value            1.13%
     ---------------------------------------------
     EQ/Large Cap Core PLUS                  0.95%
     ---------------------------------------------
     EQ/Large Cap Growth PLUS                0.96%
     ---------------------------------------------
     EQ/Large Cap Value PLUS                 0.94%
     ---------------------------------------------
     EQ/Lord Abbett Growth and Income        0.98%
     ---------------------------------------------
     EQ/Lord Abbett Large Cap Core           0.99%
     ---------------------------------------------
     EQ/Montag & Caldwell Growth             1.13%
     ---------------------------------------------
     EQ/Morgan Stanley Mid Cap Growth        1.08%
     ---------------------------------------------

     ---------------------------------------------
     PORTFOLIO NAME
     ---------------------------------------------
     EQ/UBS Growth and Income                1.01%
     ---------------------------------------------
     EQ/Van Kampen Comstock                  0.98%
     ---------------------------------------------
     EQ/Wells Fargo Advantage Omega Growth   1.09%
     ---------------------------------------------


THE SECTION ENTITLED "CHARGES UNDER THE CONTRACTS" UNDER "CHARGES AND EXPENSES"
SECTION IN THE PROSPECTUS HAS BEEN MODIFIED AS FOLLOWS:

MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph of this section.

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

We deduct this daily charge from the net assets in each variable investment option. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. The charge is to reimburse us for the cost of financial accounting services we provide under the contracts.

Condensed financial information


EQUI-VEST(R) MODIFIED OREGON TSA CONTRACT


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------
                                                     2001        2002         2003
------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                              --          --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           --
------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                              --          --     $ 109.27
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           --
------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                              --          --     $ 102.27
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           --
------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                              --          --     $ 104.26
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           --
------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                        $  99.46    $  86.02     $ 101.79
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     22          24           25
------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                              --          --     $ 108.08
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           --
------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------
 Unit value                                        $  76.02    $  67.72     $  90.72
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           8            9
------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------
 Unit value                                        $ 106.88    $  73.89     $ 103.19
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2           2            3
------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------
 Unit value                                              --          --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           --
------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------
 Unit value                                        $ 131.84    $ 108.89     $ 141.57
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           2            3
------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------
 Unit value                                              --    $  76.66     $  97.27
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           1            5
------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------
 Unit value                                              --          --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           --
------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------
 Unit value                                        $  87.65    $  63.89     $  81.01
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --            1
------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------
 Unit value                                              --    $  54.67     $  67.15
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           1            1
------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------
 Unit value                                        $ 109.00    $  81.38     $ 106.04
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           1            7
------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------
 Unit value                                        $  87.42    $  57.75     $  85.60
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     54          51           52
------------------------------------------------------------------------------------



------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------
                                                    2004         2005         2006
------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                             --           --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                       $ 121.06     $ 129.64     $ 151.47
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            1            5
------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                       $ 107.45     $ 109.09     $ 115.00
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --            1            1
------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                       $ 111.33     $ 113.91     $ 122.77
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            2            4
------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                       $ 110.51     $ 115.21     $ 126.31
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    24           23           22
------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                       $ 119.63     $ 126.46     $ 143.50
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3            6           16
------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------
 Unit value                                       $ 106.24     $ 121.39     $ 148.60
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    10           13           12
------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------
 Unit value                                       $ 116.56     $ 128.81     $ 139.15
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3            4            4
------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------
 Unit value                                             --           --     $ 103.24
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------
 Unit value                                       $ 155.12     $ 158.27     $ 189.64
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3            4            4
------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------
 Unit value                                       $ 117.26     $ 128.80     $ 160.43
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1           10           14
------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------
 Unit value                                       $ 107.08     $ 112.64     $ 129.46
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --            1            1
------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------
 Unit value                                       $  83.16     $  89.61     $  93.45
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --            2            3
------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------
 Unit value                                       $  70.23     $  73.16     $  77.86
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --            1            1
------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------
 Unit value                                       $ 116.55     $ 122.50     $ 136.03
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     2           14           14
------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------
 Unit value                                       $  96.80     $ 100.06     $ 109.76
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    53           50           43
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------
                                                     2007        2008         2009
------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                              --          --     $ 104.60
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --            1
------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                        $ 159.36    $  96.03     $ 121.13
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      9          19           70
------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                        $ 120.57    $ 106.32     $ 115.72
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2           3           12
------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                        $ 128.34    $ 102.48     $ 116.20
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      7          10           28
------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                        $ 133.43    $ 100.17     $ 116.47
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     19          17           15
------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                        $ 151.29    $ 102.29     $ 123.62
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     35          59          160
------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------
 Unit value                                        $ 164.52    $  80.34     $ 101.19
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     11          10           10
------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------
 Unit value                                        $ 160.90    $  88.24     $ 118.65
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      4           4            4
------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------
 Unit value                                        $  98.12    $  64.76     $  82.29
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           1            2
------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------
 Unit value                                        $ 190.15    $ 119.54     $ 154.34
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      4           4            4
------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------
 Unit value                                        $ 175.18    $  98.96     $ 127.74
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     20          21           36
------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------
 Unit value                                        $ 133.03    $  89.25     $  98.66
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2           3            8
------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------
 Unit value                                        $ 103.84    $  56.37     $  73.12
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3           4            4
------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------
 Unit value                                        $  81.39    $  48.06     $  63.56
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           3            7
------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------
 Unit value                                        $ 137.03    $  81.94     $ 106.74
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     25          22           24
------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------
 Unit value                                        $ 112.55    $  62.69     $  79.72
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     29          25           23
------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)




------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------
                                                    2001         2002         2003
------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------
 Unit value                                             --     $ 107.54     $ 110.17
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --            1            1
------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------
 Unit value                                             --           --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------
 Unit value                                       $  97.75     $  75.18     $  95.23
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     7            7            8
------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------
 Unit value                                       $ 105.94     $  92.92     $ 120.75
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --            3
------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------
 Unit value                                       $  76.81     $  57.84     $  79.22
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --            1
------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------
 Unit value                                             --           --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                             --           --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------
 Unit value                                             --           --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------
 Unit value                                             --           --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------
 Unit value                                             --           --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------
 Unit value                                       $ 111.05     $ 103.54     $ 160.00
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --            1
------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------
 Unit value                                       $ 118.06     $ 127.05     $ 128.60
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --            1            1
------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------
 Unit value                                             --     $  68.67     $  90.25
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --            1
------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------
 Unit value                                             --           --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------
 Unit value                                       $  96.20     $  77.17     $  96.98
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --            1            1
------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------
 Unit value                                       $  85.75     $  67.12     $  81.18
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------
 Unit value                                       $  71.03     $  48.46     $  59.16
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            1            3
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------
                                                    2004         2005         2006
------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------
 Unit value                                       $ 113.65     $ 115.13     $ 118.73
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            3            4
------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------
 Unit value                                             --           --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------
 Unit value                                       $ 104.03     $ 107.63     $ 122.77
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     7           11           12
------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------
 Unit value                                       $ 132.24     $ 145.08     $ 157.18
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3           11           16
------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------
 Unit value                                       $  84.03     $  86.57     $  90.83
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --            2            3
------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------
 Unit value                                             --           --     $ 104.43
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                             --           --           --
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------
 Unit value                                             --     $ 105.35     $ 117.15
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------
 Unit value                                       $ 113.34     $ 117.17     $ 137.99
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --            1            2
------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------
 Unit value                                             --     $  97.60     $ 100.03
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --           --
------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------
 Unit value                                       $ 196.10     $ 258.05     $ 350.50
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            2            2
------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------
 Unit value                                       $ 129.91     $ 130.34     $ 133.20
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            2            3
------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------
 Unit value                                       $ 101.61     $ 117.94     $ 139.38
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --            4            5
------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------
 Unit value                                             --     $ 115.34     $ 143.61
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --            1
------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------
 Unit value                                       $ 106.56     $ 109.75     $ 130.93
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            1            1
------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------
 Unit value                                       $  89.62     $  95.21     $ 106.56
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --            1            1
------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------
 Unit value                                       $  63.54     $  72.38     $  71.34
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            4            6
------------------------------------------------------------------------------------



------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------
                                                    2007         2008         2009
------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------
 Unit value                                       $ 121.31     $ 109.47     $ 111.40
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     6            7           13
------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------
 Unit value                                       $  97.21     $  58.56     $  77.00
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            3            6
------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------
 Unit value                                       $ 127.68     $  79.31     $  98.92
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    11           11           12
------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------
 Unit value                                       $ 177.63     $ 105.11     $ 133.13
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    21           29           41
------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------
 Unit value                                       $ 100.21     $  71.89     $  99.96
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     2            2            3
------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------
 Unit value                                       $ 105.62     $  71.38     $  92.33
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     7            6            8
------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------
 Unit value                                       $  95.43     $  59.69     $  75.98
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            3            6
------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------
 Unit value                                       $ 120.07     $ 102.54     $ 118.51
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --            1
------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------
 Unit value                                       $ 149.46     $ 102.70     $ 143.97
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     5            8           18
------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------
 Unit value                                       $ 108.35     $ 114.34     $ 115.54
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            5            7
------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------
 Unit value                                       $ 493.27     $ 208.48     $ 310.04
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     2            2            3
------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------
 Unit value                                       $ 141.06     $ 144.81     $ 140.25
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     2            2            2
------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------
 Unit value                                       $ 159.14     $  86.97     $ 116.64
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     5            6           10
------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------
 Unit value                                       $ 165.37     $  97.87     $ 133.11
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     2            3            5
------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------
 Unit value                                       $ 128.17     $  76.49     $ 100.30
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           --            1
------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------
 Unit value                                       $ 109.70     $  68.05     $  85.32
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1            1            3
------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------
 Unit value                                       $  80.58     $  50.89     $  68.69
------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     9            9           11
------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------
                                                     2001        2002        2003
-----------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $  87.46    $  56.92    $  72.94
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3           4           4
-----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $  95.39    $  81.63    $ 104.15
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           2           5
-----------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------
 Unit value                                        $  85.92    $  69.42    $  98.80
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           1           4
-----------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $ 111.62    $  94.35    $ 124.60
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           2           3
-----------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------
 Unit value                                        $ 103.17    $ 103.51    $ 103.17
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           1           2
-----------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $ 118.44    $ 126.38    $ 129.67
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           2           3
-----------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------
 Unit value                                              --    $  81.92    $ 118.42
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------
                                                     2004        2005        2006
-----------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $  81.41    $  87.96    $  93.95
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      4           5           5
-----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------
 Unit value                                              --    $ 106.52    $ 112.77
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $ 117.09    $ 122.34    $ 147.18
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2          13          18
-----------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-----------------------------------------------------------------------------------
 Unit value                                              --    $ 106.30    $ 123.48
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------
 Unit value                                              --    $ 105.93    $ 118.30
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------
 Unit value                                        $ 113.60    $ 119.75    $ 132.35
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2          15          19
-----------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $ 145.52    $ 160.54    $ 178.95
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      4           5           4
-----------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------
 Unit value                                        $ 103.03    $ 104.78    $ 108.50
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2           1           1
-----------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------
 Unit value                                        $ 104.76    $ 109.43    $ 117.07
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------
 Unit value                                              --          --    $ 107.25
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------
 Unit value                                              --          --    $ 111.10
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------
 Unit value                                              --    $  99.64    $  99.13
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------
 Unit value                                        $ 133.32    $ 134.77    $ 138.66
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3           4           4
-----------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------
 Unit value                                        $ 138.09    $ 142.68    $ 166.44
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           5           6
-----------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------
 Unit value                                        $ 111.33    $ 114.73    $ 109.14
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------
 Unit value                                              --          --    $ 107.73
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------
 Unit value                                        $ 109.34    $ 118.12    $ 133.62
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------



-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------
                                                    2007        2008         2009
-----------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------
 Unit value                                       $ 107.65    $  65.89     $  88.06
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3           3            3
-----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------
 Unit value                                       $ 105.13    $  45.11     $  53.26
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1           1           10
-----------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------
 Unit value                                       $ 139.22    $  78.18     $  93.31
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                    16          15           14
-----------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-----------------------------------------------------------------------------------
 Unit value                                       $ 126.61    $  79.59     $  93.16
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1           5            8
-----------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------
 Unit value                                       $ 129.75    $  88.75     $ 110.40
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           2            1
-----------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------
 Unit value                                       $ 141.69    $  71.21     $  96.16
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                    24          25           43
-----------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------
 Unit value                                       $ 174.50    $ 104.51     $ 140.70
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     4           4            6
-----------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------
 Unit value                                       $ 112.59    $ 113.93     $ 112.89
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1           1            1
-----------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------
 Unit value                                       $ 140.16    $  93.21     $ 119.84
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1           1            2
-----------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------
 Unit value                                       $ 108.03    $  66.27     $  82.17
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1           1            2
-----------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------
 Unit value                                       $ 116.38    $  68.34     $  93.87
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1           1            2
-----------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------
 Unit value                                       $ 109.51    $ 104.14     $ 111.46
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     7          15           20
-----------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------
 Unit value                                       $ 143.64    $ 133.03     $ 139.83
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     5           4            4
-----------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------
 Unit value                                       $ 161.92    $ 105.69     $ 132.11
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     7           8           19
-----------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------
 Unit value                                       $ 115.97    $  66.42     $  93.88
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     4           4           10
-----------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------
 Unit value                                       $ 108.98    $  63.91     $  82.36
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1           1            3
-----------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------
 Unit value                                       $ 133.96    $  79.61     $ 104.49
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           1            1
-----------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------
                                                      2001        2002        2003
-----------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------
 Unit value                                         $ 55.54    $  39.17    $  53.42
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     35          34          35
-----------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------
 Unit value                                              --    $ 107.20    $ 110.22
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------
 Unit value                                              --    $  78.42    $ 104.39
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-----------------------------------------------------------------------------------
 Unit value                                              --    $  76.77    $  97.48
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                              --    $  68.17    $  88.25
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------------
 Unit value                                              --    $  79.44    $ 103.20
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                              --    $  62.27    $  86.54
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------
 Unit value                                              --    $  74.03    $ 103.15
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-----------------------------------------------------------------------------------
 Unit value                                         $ 77.17    $  74.22    $  90.15
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           1           2
-----------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-----------------------------------------------------------------------------------
 Unit value                                              --    $ 114.07    $ 155.30
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           2
-----------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------
 Unit value                                              --    $  56.89    $  88.87
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --           1
-----------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------
 Unit value                                              --          --          --
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --          --          --
-----------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------
                                                   2004         2005         2006
-----------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------
 Unit value                                            --     $ 104.60     $ 120.15
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --           --            1
-----------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                            --     $ 124.11     $ 134.38
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --           --            1
-----------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------
 Unit value                                      $  59.44     $  63.86     $  66.63
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   35           34           29
-----------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------
 Unit value                                      $ 113.47     $ 114.42     $ 117.67
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1            2            2
-----------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------
 Unit value                                      $ 121.98     $ 139.55     $ 173.31
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --            2            4
-----------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-----------------------------------------------------------------------------------
 Unit value                                      $ 105.95     $ 112.07     $ 126.14
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --            1           --
-----------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                      $  93.28     $  99.37     $  98.58
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --            2            4
-----------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------------
 Unit value                                      $ 117.02     $ 124.20     $ 146.87
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --            2            2
-----------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                      $  95.83     $ 102.93     $ 111.81
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --            3            3
-----------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------
 Unit value                                      $ 117.75     $ 125.26     $ 142.42
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --            2            2
-----------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-----------------------------------------------------------------------------------
 Unit value                                      $  97.08     $  99.16     $ 108.02
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                    2            5            5
-----------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                      $ 114.70     $ 122.18     $ 133.44
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --            1            1
-----------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-----------------------------------------------------------------------------------
 Unit value                                      $ 180.23     $ 186.98     $ 215.15
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --            9           10
-----------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------
 Unit value                                      $  92.46     $ 101.96     $ 108.42
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                    2            6            6
-----------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------
 Unit value                                            --           --     $ 108.47
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --           --           --
-----------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------
 Unit value                                            --           --     $ 109.42
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --           --           --
-----------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------
 Unit value                                            --           --     $ 110.31
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                   --           --           --
-----------------------------------------------------------------------------------



-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------
                                                     2007        2008        2009
-----------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------
 Unit value                                        $ 116.08    $  72.53    $  92.30
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           1           2
-----------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                        $ 163.01    $  85.09    $ 132.45
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3           4          11
-----------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------
 Unit value                                        $  73.67    $  39.00    $  53.16
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     21          20          19
-----------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------
 Unit value                                        $ 123.90    $ 125.82    $ 135.05
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3           3           6
-----------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------
 Unit value                                        $ 193.09    $ 100.97    $ 130.00
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      5           7           8
-----------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-----------------------------------------------------------------------------------
 Unit value                                        $ 131.25    $  78.64    $ 103.27
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1          --           1
-----------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                        $ 108.68    $  58.83    $  79.60
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      4           4           8
-----------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------------
 Unit value                                        $ 150.84    $  93.50    $ 113.84
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3           4           4
-----------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                        $ 123.99    $  69.33    $  97.40
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      4           4           4
-----------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------
 Unit value                                        $ 141.27    $  89.64    $ 128.24
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3           3           5
-----------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-----------------------------------------------------------------------------------
 Unit value                                        $ 110.41    $  83.70    $  90.94
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      5           5           5
-----------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-----------------------------------------------------------------------------------
 Unit value                                        $ 137.10    $  78.65    $ 104.86
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3           2           3
-----------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-----------------------------------------------------------------------------------
 Unit value                                        $ 192.22    $ 118.36    $ 148.28
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     13          12          12
-----------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------
 Unit value                                        $ 127.01    $  66.61    $ 104.59
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      6           5           7
-----------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------
 Unit value                                        $ 115.27    $  79.42    $  94.68
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           3           6
-----------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------
 Unit value                                        $ 116.42    $  74.97    $  91.54
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           1           5
-----------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------
 Unit value                                        $ 117.39    $  72.08    $  89.69
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           2           4
-----------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2009 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)




---------------------------------------------------------------------
                                                     FOR THE YEARS
                                                  ENDING DECEMBER 31,
---------------------------------------------------------------------
                                                 2001    2002    2003
---------------------------------------------------------------------
TARGET 2045 ALLOCATION
---------------------------------------------------------------------
 Unit value                                       --      --      --
---------------------------------------------------------------------
 Number of units outstanding (000's)              --      --      --
---------------------------------------------------------------------


--------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING
                                                       DECEMBER 31,
--------------------------------------------------------------------------
                                                 2004    2005       2006
--------------------------------------------------------------------------
TARGET 2045 ALLOCATION
--------------------------------------------------------------------------
 Unit value                                       --      --      $ 111.10
--------------------------------------------------------------------------
 Number of units outstanding (000's)              --      --            --
--------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------
                                                     2007        2008        2009
-----------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
-----------------------------------------------------------------------------------
 Unit value                                       $ 118.69     $ 69.01     $ 87.37
-----------------------------------------------------------------------------------
 Number of units outstanding (000's)                    --           1           4
-----------------------------------------------------------------------------------





































  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                   Avenue of the Americas, New York, NY 10104.
    Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

10


AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2010, TO EQUI-VEST(R) SERIES 200
EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS DATED MAY 1, 2010


--------------------------------------------------------------------------------


This Supplement modifies certain information in the prospectus or supplement to prospectus dated May 1, 2010 (the "Prospectus") for EQUI-VEST(R) Employer-Sponsored Retirement plans, deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable offers its EQUI-VEST(R) Series 200 EDC contracts modified with riders 2002EDC-WC-MI and PF 10,962, as applicable, (the "Modified EDC Agreement") only to participants in the EDC plan for Wayne County, Michigan. This Supplement describes the material differences between the Modified EDC Agreement and the EQUI-VEST(SM) Series 200 EDC contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.


1. EXCEPTIONS TO THE WITHDRAWAL CHARGE. In "Charges and expenses" under the section titled, "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," in "Withdrawal charge for series 100 and 200 contracts," the following exceptions are added:

    o   the Participant retires pursuant to terms of the Plan; or

    o   the Participant separates from service; or

    o the Participant elects a hardship withdrawal that qualifies as an unforeseeable emergency as defined under the Internal Revenue Code and approved by the Plan; or

    o we receive proof satisfactory to us that the Participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

    o the Participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled. Total disability is the Participant's incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and the Participant must continue to be deemed totally disabled.

        Written notice of claim must be given to us during the Participant's lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, the Participant must submit acceptable proof of disability. Such proof of disability must be either
        (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that the Participant meets the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to do so, and, in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

        The withdrawal charge will apply if the conditions, as described in the last two items above, existed at the time the contract was issued or if the condition began within the 12 month period following the issuance of the contract.

2. ANNUAL ADMINISTRATIVE CHARGE. The following is added to the fifth paragraph in the section, "Annual administrative charge," under "Charges under the contracts," in the Prospectus:

        For EDC contracts issued to participants in the Wayne County, Michigan, EDC plan, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).



            FOR USE ONLY WITH WAYNE COUNTY, MICHIGAN EDC CONTRACTS


  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                   Avenue of the Americas, New York, NY 10104.
    Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.
                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234




                                                                          x02919

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2010, TO EQUI-VEST(R) SERIES 200
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2010


EQUI-VEST(R) TSA and EDC contracts (Series 200)
Offered to Certain Public School Employees Within the State of Virginia

--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the May 1, 2010 prospectus or supplement to prospectus (the "Prospectus") for EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by AXA Equitable Life Insurance Company ("AXA Equitable").


AXA Equitable offers its EQUI-VEST(R) Series 200 EDC and TSA contracts, modified as described below, (the "Modified EDC and TSA Agreement") only to certain participants in the EDC and TSA plans sponsored by a public education institution within the State of Virginia. This Supplement describes material regarding the annual administrative charge for EDC and TSA contracts. Terms in this Supplement have the same meaning as in the Prospectus.

o ANNUAL ADMINISTRATIVE CHARGE. The following is added to the fifth paragraph in the section, "Annual administrative charge," under "Charges under the contracts," in the Prospectus:

    "For EDC and TSA contracts issued to certain public school participants within the State of Virginia, with EDC and TSA plans, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year."

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).





       FOR USE ONLY WITH EDC AND TSA CONTRACTS IN THE STATE OF VIRGINIA



EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.
   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234




                                                                          x02920

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2010 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS DATED MAY 1, 2010


For Employees of Employers Associated with Real Living Network
--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the prospectus or supplement to prospectus dated May 1, 2010 ("Prospectus") as it relates to certain series 200 Trusteed Contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). The Series 200 Trusteed Contracts, modified as described below (the "Modified Trusteed Contracts"), are offered to employees of employers associated with Real Living Network, a real estate brokerage firm, on the basis described in the Prospectus, except that the withdrawal charge applicable to the Modified Trusteed Contracts will be waived for all plan assets invested under such Contracts, except for any withdrawal of plan assets which were invested in the guaranteed interest option less than 120 days prior to such withdrawal. Except as modified above, the discussion under "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses" with respect to Trusteed Contracts is applicable to the Modified Trusteed Contracts.


The annual administrative charge is waived.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).









  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                   Avenue of the Americas, New York, NY 10104.
   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.
                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234




                                                                         x02921

AXA Equitable Life Insurance Company

EQUI-VEST(R) (SERIES 201) - EMPLOYER-SPONSORED RETIREMENT PLANS
EQUI-VEST(R) STRATEGIES (SERIES 900)
EQUI-VEST(R) STRATEGIES (SERIES 901)
EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


PROSPECTUS SUPPLEMENT DATED MAY 1, 2010
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The following information replaces the second and third paragraph (for Series 201, 900 and 901) and third and fourth paragraphs (for EQUI-VEST(R) Employer-Sponsored Retirement Plans) under "How you can make contributions" in "Contract features and benefits":

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non interest bearing "Special Bank Account for the Exclusive Benefit of Customers." If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable FINRA time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.










   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                             Life Insurance Company.
                Distributed by its affiliate, AXA Advisors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                 1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104
                                  212-554-1234

888-102 (5/10)                                            CAT. NO. 143837 (5/10)
Employer-Sponsored (100-500), 201, 900, 901 - NB                          x03114

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2010 TO THE MAY 1, 2010 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
FOR:


EQUI-VEST(R) TSA SERIES 100 AND 200 CERTIFICATES AND CONTRACTS (THE "MODIFIED CONTRACTS") TO THE EMPLOYEES FOR THE SCHOOL DISTRICT OF PHILADELPHIA IN THE STATE OF PENNSYLVANIA.

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

AXA Equitable offers the Modified Contracts described below to employees in the School District of Philadelphia 403(b) Plan in the State of Pennsylvania. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified Contracts and the TSA provisions described in the series 100 and 200 prospectus include the following:

A.   ADMINISTRATIVE   CHARGE.  The  annual   administrative  charge  is  waived;
     therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

     1. The next to last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance - key features" is deleted in its entirety and replaced with the following:

          o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this Prospectus.

     2. In the section "Charges and expenses" of the Prospectus, under "Withdrawal charge for series 100 and 200 contracts," "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the following is added after the bullet under the heading "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:"

          FOR THE MODIFIED CONTRACTS ONLY

          No withdrawal charge applies under TSA contracts if:

          o    The participant separates from service at any time;

          o    The   participant   has  qualified  to  receive  Social  Security
               disability   benefits  as  certified   by  the  Social   Security
               Administration or is totally disabled;

          o    The   participant   makes  a   withdrawal   to  satisfy   minimum
               distribution requirements;

          o The participant elects a withdrawal that qualifies as a hardship withdrawal under the Internal Revenue Code;

          o We receive proof satisfactory to us (including certification by a licensed physician) that the participant's life expectancy is six months or less;

          o The participant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

                    -- its main function is to provide skilled, intermediate or custodial nursing care;

                    -- it provides continuous room and board to three or more persons;

                    -- it is supervised by a registered nurse or licensed practical nurse;

                    --   it keeps daily medical records of each patient;

                    --   it controls and records all medications dispensed;

                    -- its primary service is other than to provide housing for residents; or

          o The participant dies and a death benefit is payable to the beneficiary.



 FOR USE WITH TSA CERTIFICATES/CONTRACTS OF THE SCHOOL DISTRICT OF PHILADELPHIA
                                  PENNSYLVANIA
                                                                          x02922

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).


























































EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

EQUI-VEST(R)
Employer-Sponsored Retirement Plans
TSA ADVANTAGE(SM)


SUPPLEMENT DATED MAY 1, 2010
TO THE PROSPECTUS DATED MAY 1, 2010


--------------------------------------------------------------------------------


This supplement adds to and modifies certain information contained in the prospectus dated May 1, 2010 for the EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by AXA Equitable Life Insurance Company ("Prospectus").


We offer the series 600 TSA Advantage(SM) contract to fund all Section 403(b) plans sponsored by Section 501(c)(3) tax-exempt organizations, except those plans sponsored by primary or secondary schools. It is also available to post-secondary public educational institutions described in Section 403(b)(1)(A)(ii) of the Internal Revenue Code with more than 500 employees eligible to participate. For plans sponsored by a hospital or other health care organization qualified or intended to qualify under Section 501(c)(3) of the Internal Revenue Code, the TSA Advantage(SM) contract will be available only when the employer makes contributions to the 403(b) plan (whether on a matching or non-elective contribution basis) or makes a contribution to a plan qualified under 401(a) of the Internal Revenue Code, matching employee elective deferrals in the 403(b) plan. Under the TSA Advantage(SM) contract, contributions including rollover contributions and direct transfer contributions from existing Section 403(b) plans (programs or arrangements), may be accepted only if the contributions are fully vested under the existing TSA plan. The TSA Advantage(SM) contract may not currently be available in your state. Your financial professional can provide information about state availability.

Currently, no new units will be permitted to enroll in the TSA Advantage (Series 600) product. New participants, however, can be enrolled into existing TSA Advantage units.

For Section 403(b) plans offered for hospital and health care facility employees, non-salary reduction (employer contributions) must be made. TSA Advantage(SM) is available only to employees of employers that currently have, or within the first contract year are expected to have, at least 50 participants. Employees in Section 403(b) plans that do not meet these requirements are only eligible for TSA series 100 and 200 contracts. Subject to a written agreement between AXA Equitable and an employer sponsoring a 403(b) plan that uses an EQUI-VEST(R) TSA Advantage(SM) contract as a funding vehicle for plan assets, AXA Equitable may reimburse that employer for certain expenses associated with that employer's plan, for example recordkeeping or other administrative services. Any such reimbursement will not exceed ten dollars for each EQUI-VEST(R) TSA Advantage(SM) contract issued to a participant of that employer's 403(b) plan.

See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We offer the EQUI-VEST(R) TSA Advantage(SM) contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to the EQUI-VEST(R) series 100 and 200 TSA contracts, except for certain material differences. Terms we use in this supplement have the same meaning as in the prospectus, unless we indicate otherwise.

Material differences between TSA Advantage(SM) and the provisions of the EQUI-VEST(R) TSA series 100 and 200 contracts described in the Prospectus include the information, above as well as the following:

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).


















                                                                          X02908
                                                                      Series 600

--------------------------------------------------------------------------------
THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT
A GLANCE -- KEY FEATURES" IN "FEES AND CHARGES" IN THE PROSPECTUS:

------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES UNDER SERIES 600     o   Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at a current annual rate of 1.20% (2% maximum).

                                      o   Annual administrative charge: $30 ($65 maximum) currently or, if less, 2% of the account value, less any amount withdrawn during the contract year.

                                      o   Charge for third-party transfer (such as in the case of a direct rollover to a traditional
                                          IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company): none currently ($65 maximum).

                                      o   No sales charge deducted at the time you make contributions.

                                      o   Withdrawal charge: We deduct a charge equal to 6% of the amount withdrawn or the defaulted loan amount in the first six contract years. The total of all withdrawal charges assessed may not exceed 8% of all contributions made in the first six contract years. Under certain circumstances, the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this supplement.

                                      o   We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                                      o   We deduct an annuity administrative fee of $350 from amounts applied to a Variable
                                          Immediate Annuity payout option. This option is described in a separate prospectus that is available from your financial professional.

                                      o   Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.
------------------------------------------------------------------------------------------------------------------------------------


Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Series 600 TSA Advantage contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


EQUI-VEST(R) SERIES 600 CONTRACTS


-----------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted
if you surrender your contract or make certain withdrawals)(1)                             6.00%
-----------------------------------------------------------------------------------------------------------------------------
Charge if you elect a Variable Immediate Annuity payout option (which is described
in a separate prospectus for that option)                                                  $350
-----------------------------------------------------------------------------------------------------------------------------
Charge for third-party transfer or exchange                                                $65 maximum per occurrence;
                                                                                           currently, none
-----------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.
-----------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-----------------------------------------------------------------------------------------------------------------------------
                                                                                            $65 maximum (currently $30) or,
                                                                                            if less, 2% of your account
                                                                                            value, less any amount previously
                                                                                            withdrawn during the contract
Annual administrative charge                                                                year
-----------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Separate account annual expenses:                                                           Maximum             Current
                                                                                            -------             -------
Mortality and expense risk(2)                                                               1.75%               0.95%

Other expenses                                                                              0.25%               0.25%
                                                                                            ----                ----
Total Separate Account A annual expenses                                                    2.00%               1.20%
----------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted              Lowest              Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or           ------              -------
other expenses)(3)                                                                          0.64%               2.14%
----------------------------------------------------------------------------------------------------------------------------




                                                                   Fee table   3

This table shows the fees and expenses for 2009 as an annual percentage of each portfolio's daily average net assets.



---------------------------------------------------------------------------------------------------------------------------------
                                                                                              TOTAL
                                                                               ACQUIRED       ANNUAL                      NET
                                                                                 FUND        EXPENSES    FEE WAIV-      ANNUAL
                                                                               FEES AND       (BEFORE   ERS AND/OR     EXPENSES
                                          MANAGE-                              EXPENSES       EXPENSE     EXPENSE       (AFTER
                                           MENT       12B-1      OTHER        (UNDERLYING     LIMITA-   REIMBURSE-      EXPENSE
 PORTFOLIO NAME                           FEES(4)    FEES(5)   EXPENSES(6)   PORTFOLIOS)(7)    TIONS)     MENTS(8)    LIMITATIONS)
---------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
AXA Aggressive Allocation                  0.10%      0.25%      0.19%           0.76%          1.30%      (0.05)%       1.25%
AXA Conservative Allocation                0.10%      0.25%      0.19%           0.64%          1.18%      (0.18)%       1.00%
AXA Conservative-Plus Allocation           0.10%      0.25%      0.20%           0.67%          1.22%      (0.12)%       1.10%
AXA Moderate Allocation                    0.10%      0.25%      0.18%           0.69%          1.22%      (0.07)%       1.15%
AXA Moderate-Plus Allocation               0.10%      0.25%      0.18%           0.72%          1.25%      (0.05)%       1.20%
Multimanager Aggressive Equity             0.59%      0.25%      0.23%             --           1.07%         --         1.07%
Multimanager Core Bond                     0.52%      0.25%      0.19%             --           0.96%       0.00%        0.96%
Multimanager International Equity          0.83%      0.25%      0.23%             --           1.31%         --         1.31%
Multimanager Large Cap Core Equity         0.70%      0.25%      0.22%             --           1.17%         --         1.17%
Multimanager Large Cap Growth              0.75%      0.25%      0.32%             --           1.32%         --         1.32%
Multimanager Large Cap Value               0.73%      0.25%      0.20%             --           1.18%         --         1.18%
Multimanager Mid Cap Growth                0.80%      0.25%      0.27%             --           1.32%         --         1.32%
Multimanager Mid Cap Value                 0.80%      0.25%      0.24%             --           1.29%         --         1.29%
Multimanager Multi-Sector Bond             0.53%      0.25%      0.21%             --           0.99%         --         0.99%
Multimanager Small Cap Growth              0.85%      0.25%      0.22%             --           1.32%         --         1.32%
Multimanager Small Cap Value               0.85%      0.25%      0.20%             --           1.30%         --         1.30%
Multimanager Technology                    0.95%      0.25%      0.24%           0.04%          1.48%         --         1.48%
Target 2015 Allocation                     0.10%      0.25%      0.50%           0.58%          1.43%      (0.25)%       1.18%
Target 2025 Allocation                     0.10%      0.25%      0.51%           0.57%          1.43%      (0.26)%       1.17%
Target 2035 Allocation                     0.10%      0.25%      0.81%           0.57%          1.73%      (0.56)%       1.17%
Target 2045 Allocation                     0.10%      0.25%      1.23%           0.56%          2.14%      (0.98)%       1.16%
---------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------------
All Asset Allocation                       0.10%      0.25%      0.33%           0.82%          1.50%      (0.33)%       1.17%
EQ/AllianceBernstein International         0.73%      0.25%      0.14%             --           1.12%       0.00%        1.12%
EQ/AllianceBernstein Small Cap Growth      0.75%      0.25%      0.15%             --           1.15%         --         1.15%
EQ/AXA Franklin Small Cap Value Core       0.70%      0.25%      0.21%             --           1.16%       0.00%        1.16%
EQ/BlackRock Basic Value Equity            0.57%      0.25%      0.15%             --           0.97%         --         0.97%
EQ/BlackRock International Value           0.83%      0.25%      0.19%             --           1.27%       0.00%        1.27%
EQ/Boston Advisors Equity Income           0.75%      0.25%      0.15%             --           1.15%      (0.10)%       1.05%
EQ/Calvert Socially Responsible            0.65%      0.25%      0.27%             --           1.17%      (0.02)%       1.15%
EQ/Capital Guardian Growth                 0.65%      0.25%      0.16%             --           1.06%      (0.11)%       0.95%
EQ/Capital Guardian Research               0.65%      0.25%      0.14%             --           1.04%      (0.07)%       0.97%
EQ/Common Stock Index                      0.35%      0.25%      0.14%             --           0.74%         --         0.74%
EQ/Core Bond Index                         0.35%      0.25%      0.14%             --           0.74%         --         0.74%
EQ/Davis New York Venture                  0.85%      0.25%      0.17%             --           1.27%         --         1.27%
EQ/Equity 500 Index                        0.25%      0.25%      0.14%             --           0.64%         --         0.64%
EQ/Equity Growth PLUS                      0.50%      0.25%      0.19%             --           0.94%       0.00%        0.94%
EQ/Franklin Core Balanced                  0.65%      0.25%      0.19%             --           1.09%       0.00%        1.09%
EQ/Franklin Templeton Allocation           0.05%      0.25%      0.19%           0.94%          1.43%      (0.09)%       1.34%
EQ/GAMCO Mergers and Acquisitions          0.90%      0.25%      0.18%             --           1.33%         --         1.33%
EQ/GAMCO Small Company Value               0.75%      0.25%      0.15%             --           1.15%         --         1.15%
EQ/Global Bond PLUS                        0.55%      0.25%      0.21%             --           1.01%         --         1.01%
EQ/Global Multi-Sector Equity              0.73%      0.25%      0.24%             --           1.22%         --         1.22%
EQ/Intermediate Government Bond Index      0.35%      0.25%      0.14%           0.03%          0.77%         --         0.77%
EQ/International Core PLUS                 0.60%      0.25%      0.25%           0.06%          1.16%       0.00%        1.16%
EQ/International Growth                    0.85%      0.25%      0.22%             --           1.32%         --         1.32%
EQ/JPMorgan Value Opportunities            0.60%      0.25%      0.16%             --           1.01%      (0.01)%       1.00%
EQ/Large Cap Core PLUS                     0.50%      0.25%      0.20%           0.02%          0.97%       0.00%        0.97%
EQ/Large Cap Growth Index                  0.35%      0.25%      0.15%             --           0.75%         --         0.75%
EQ/Large Cap Growth PLUS                   0.50%      0.25%      0.20%           0.02%          0.97%       0.00%        0.97%
EQ/Large Cap Value Index                   0.35%      0.25%      0.15%             --           0.75%         --         0.75%
EQ/Large Cap Value PLUS                    0.47%      0.25%      0.23%             --           0.95%       0.00%        0.95%
EQ/Lord Abbett Growth and Income           0.65%      0.25%      0.18%             --           1.08%      (0.08)%       1.00%
EQ/Lord Abbett Large Cap Core              0.65%      0.25%      0.19%             --           1.09%      (0.09)%       1.00%
EQ/Mid Cap Index                           0.35%      0.25%      0.16%             --           0.76%         --         0.76%
EQ/Mid Cap Value PLUS                      0.55%      0.25%      0.19%           0.04%          1.03%       0.00%        1.03%
---------------------------------------------------------------------------------------------------------------------------------



4   Fee table

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              TOTAL
                                                                               ACQUIRED       ANNUAL                      NET
                                                                                 FUND        EXPENSES    FEE WAIV-      ANNUAL
                                                                               FEES AND       (BEFORE   ERS AND/OR     EXPENSES
                                          MANAGE-                              EXPENSES       EXPENSE     EXPENSE       (AFTER
                                           MENT       12B-1      OTHER        (UNDERLYING     LIMITA-   REIMBURSE-      EXPENSE
 PORTFOLIO NAME                           FEES(4)    FEES(5)   EXPENSES(6)   PORTFOLIOS)(7)    TIONS)     MENTS(8)    LIMITATIONS)
---------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                            0.31%      0.25%      0.16%             --           0.72%        --          0.72%
EQ/Montag & Caldwell Growth                0.75%      0.25%      0.16%             --           1.16%      0.00%         1.16%
EQ/Morgan Stanley Mid Cap Growth           0.70%      0.25%      0.17%             --           1.12%     (0.02)%        1.10%
EQ/Mutual Large Cap Equity                 0.70%      0.25%      0.20%             --           1.15%      0.00%         1.15%
EQ/Oppenheimer Global                      0.95%      0.25%      0.19%             --           1.39%     (0.04)%        1.35%
EQ/PIMCO Ultra Short Bond                  0.47%      0.25%      0.16%             --           0.88%      0.00%         0.88%
EQ/Quality Bond PLUS                       0.40%      0.25%      0.19%             --           0.84%        --          0.84%
EQ/Small Company Index                     0.25%      0.25%      0.14%             --           0.64%        --          0.64%
EQ/T. Rowe Price Growth Stock              0.79%      0.25%      0.17%             --           1.21%     (0.01)%        1.20%
EQ/Templeton Global Equity                 0.70%      0.25%      0.22%             --           1.17%      0.00%         1.17%
EQ/UBS Growth and Income                   0.75%      0.25%      0.19%             --           1.19%     (0.14)%        1.05%
EQ/Van Kampen Comstock                     0.65%      0.25%      0.17%             --           1.07%     (0.07)%        1.00%
EQ/Wells Fargo Advantage Omega Growth      0.65%      0.25%      0.20%             --           1.10%      0.00%         1.10%
---------------------------------------------------------------------------------------------------------------------------------


Notes:


(1) Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charge for series 600 contracts" in "Charges and expenses" later in this supplement.

(2)   A portion of this charge is for providing the death benefit.

(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios.


(4) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (8) for any expense limitation agreement information.


(5) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.50% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2011.


(6) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreement information.

(7) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio either does not invest in underlying portfolios or expenses attributable to underlying portfolios are less than 0.01%.


(8) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2011 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



                                                                   Fee table   5

------------------------------------------------------------
   PORTFOLIO NAME:
------------------------------------------------------------
   Multimanager Aggressive Equity                   1.06%
------------------------------------------------------------
   Multimanager Large Cap Core Equity               1.16%
------------------------------------------------------------
   Multimanager Large Cap Growth                    1.30%
------------------------------------------------------------
   Multimanager Large Cap Value                     1.16%
------------------------------------------------------------
   Multimanager Mid Cap Growth                      1.31%
------------------------------------------------------------
   Multimanager Mid Cap Value                       1.26%
------------------------------------------------------------
   Multimanager Small Cap Growth                    1.31%
------------------------------------------------------------
   Multimanager Small Cap Value                     1.29%
------------------------------------------------------------
   Multimanager Technology                          1.46%
------------------------------------------------------------
   EQ/AllianceBernstein Small Cap Growth            1.14%
------------------------------------------------------------
   EQ/BlackRock Basic Value Equity                  0.96%
------------------------------------------------------------
   EQ/Capital Guardian Growth                       0.94%
------------------------------------------------------------
   EQ/Capital Guardian Research                     0.96%
------------------------------------------------------------
   EQ/Davis New York Venture                        1.19%
------------------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions                1.31%
------------------------------------------------------------
   EQ/GAMCO Small Company Value                     1.13%
------------------------------------------------------------
   EQ/Large Cap Core PLUS                           0.95%
------------------------------------------------------------
   EQ/Large Cap Growth PLUS                         0.96%
------------------------------------------------------------
   EQ/Large Cap Value PLUS                          0.94%
------------------------------------------------------------
   EQ/Lord Abbett Growth and Income                 0.98%
------------------------------------------------------------
   EQ/Lord Abbett Large Cap Core                    0.99%
------------------------------------------------------------
   EQ/Montag & Caldwell Growth                      1.13%
------------------------------------------------------------
   EQ/Morgan Stanley Mid Cap Growth                 1.08%
------------------------------------------------------------
   EQ/UBS Growth and Income                         1.01%
------------------------------------------------------------
   EQ/Van Kampen Comstock                           0.98%
------------------------------------------------------------
   EQ/Wells Fargo Advantage Omega Growth            1.09%
------------------------------------------------------------


EXAMPLES: EQUI-VEST(R) SERIES 600 CONTRACTS

These examples are intended to help you compare the cost of investing in the series 600 TSA Advantage contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2009, which results in an estimated annual charge of 0.0962% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this supplement (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


6   Fee table

-----------------------------------------------------------------------------------------------------
                                                           IF YOU SURRENDER YOUR CONTRACT AT THE END
                                                                 OF THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                                             1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of any of the
     Portfolios                                              $987     $1,890     $2,802      $4,557
(b)  assuming minimum fees and expenses of any of the
     Portfolios                                              $839     $1,455     $2,098      $3,162
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                  IF YOU ANNUITIZE AT THE END
                                                                 OF THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                                             1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of any of the
     Portfolios                                               N/A     $1,890     $2,802      $4,557
(b)  assuming minimum fees and expenses of any of the
     Portfolios                                               N/A     $1,455     $2,098      $3,162
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                 IF YOU DO NOT SURRENDER YOUR
                                                                     CONTRACT AT THE END
                                                                 OF THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                                             1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of any of the
     Portfolios                                              $444     $1,341     $2,247      $4,557
(b)  assuming minimum fees and expenses of any of the
     Portfolios                                              $287     $  880     $1,498      $3,162
-----------------------------------------------------------------------------------------------------




                                                                   Fee table   7

CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this Supplement for unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2009.












8   Fee table

THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*" IN "CHARGES AND EXPENSES" IN THE
PROSPECTUS:


Charges and expenses

--------------------------------------------------------------------------------

CHARGES UNDER SERIES 600 CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to a current annual rate of 0.95% (1.75% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of the net assets in each variable investment option.

MAXIMUM TOTAL CHARGES. The total annual rate for the above charges is currently 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last day of the contract year is less than $25,000 for TSA Advantage(SM) contracts. If your account value on such date is $25,000 or more for TSA Advantage contracts, we do not deduct the charge. The current charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during that contract year.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Also, we may reduce or eliminate the administrative charge when a TSA Advantage(SM) contract is used by an employer and administrative services are performed by us at a modified or minimum level. Any reduction or waiver we make will not be unfairly discriminatory.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(SM) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

There currently is no third-party transfer charge for series 600 contracts (such as in the case of direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company). We reserve the right to impose this charge in the future, but it may not exceed a maximum of $65 per occurrence, subject to any law that applies.


                                                        Charges and expenses   9

WITHDRAWAL CHARGE FOR SERIES 600 CONTRACTS

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you terminate your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options with the earliest maturity date(s) first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. The amount of the withdrawal charge we deduct is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six contract years. In the case of a surrender, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.

Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made in the first six contract years.

10% FREE WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

EXCEPTIONS TO THE WITHDRAWAL CHARGE. A withdrawal charge will not apply upon any of the events listed below:

o The annuitant retires under the terms of the 403(b) plan, or separates from service;

o   The annuitant reaches age 59-1/2 and completes at least five contract years;

o   The annuitant dies and a death benefit is payable to the beneficiary;

o We receive a properly completed election form providing for the account value to be used to buy a life annuity;

o The annuitant reaches age 55 and completes at least five contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity. The period certain annuity must extend beyond the annuitant's age 59-1/2 and must not permit any prepayment of the unpaid principal before the annuitant reaches age 59-1/2;

o The annuitant completes at least three contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;

o A request is made for a refund of an excess contribution within one month of the date on which the contribution is made;

o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

o We receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

o The annuitant has been confined to a nursing home for more than 90 days (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
    Guam) and meets all of the following:

          -- its main function is to provide skilled, intermediate, or custodial nursing care;

          --  it provides continuous room and board to three or more persons;

          -- it is supervised by a registered nurse or licensed practical nurse;

          --  it keeps daily medical records of each patient;

          --  it controls and records all medications dispensed; and

          -- its primary service is other than to provide housing for residents.

o The annuitant elects a withdrawal that qualifies as a hardship withdrawal under the federal income tax rules.








10   Charges and expenses

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.


SERIES 600 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.



------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                               -------------------------------------------------------------
                                                 2000         2001          2002         2003        2004
------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --     $ 109.19     $ 120.60
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --            1           12
------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --     $ 102.19     $ 107.05
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --            2           31
------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --     $ 104.18     $ 110.91
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --            3           21
------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.59     $ 111.79      $  96.39     $ 113.46     $ 121.88
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               101          287           488          503          565
------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --     $ 108.00     $ 119.18
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --            2           50
------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  95.90     $  72.66      $  64.53     $  86.19     $ 100.63
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                36           45           272          302          335
------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 123.09     $ 105.51      $  72.72     $ 101.26     $ 114.03
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                98          166           206          238          247
------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 127.11     $ 132.52      $ 109.12     $ 141.44     $ 154.51
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                41          119           183          219          284
------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --      $  75.88     $  96.00     $ 115.37
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            74           85          120
------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --     $ 107.01
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --            6
------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 103.26     $  87.02      $  63.23     $  79.94     $  81.81
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --             3            4            6
------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --      $  54.11     $  66.27     $  69.10
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --             5           11           12
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                               -------------------------------------------------------------
                                                 2005         2006          2007         2008        2009
------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --           --            --     $ 104.51
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --           --            --            3
------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 128.76     $ 149.99     $ 157.32      $  94.51     $ 118.85
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                32           83          150           183          240
------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 108.35     $ 113.87     $ 119.03      $ 104.64     $ 113.55
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                42           55          100           129          137
------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 113.14     $ 121.57     $ 126.70      $ 100.86     $ 114.02
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                44           80          145           141          173
------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 126.19     $ 137.55     $ 144.41      $ 107.76     $ 124.58
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               647          699          821           794          826
------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 125.60     $ 142.10     $ 149.35      $ 100.67     $ 121.30
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               122          290          487           554          652
------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 114.63     $ 139.89     $ 154.42      $  75.18     $  94.40
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               398          454          488           436          384
------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 125.63     $ 135.30     $ 155.98      $  85.28     $ 114.32
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               253          245          215           191          181
------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $ 108.27     $  97.73      $  64.30     $  81.46
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --            2           10            15           15
------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 158.36     $ 187.75     $ 187.68      $ 117.63     $ 151.42
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               294          276          266           237          251
------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 126.34     $ 156.89     $ 170.79      $  96.19     $ 123.78
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               197          231          237           198          175
------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 112.23     $ 128.59     $ 131.73      $  88.11     $  97.11
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                50           67           72            68           68
------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  87.90     $  91.38     $ 101.24      $  54.79     $  70.85
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 8            9           12            12           15
------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  71.76     $  76.14     $  79.35      $  46.72     $  61.59
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                17           27           43            41           39
------------------------------------------------------------------------------------------------------------


                               Appendix I: Condensed financial information   I-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.



------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                               -------------------------------------------------------------
                                                 2000         2001          2002         2003        2004
------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 111.80     $ 108.22      $  80.55     $ 104.65     $ 114.66
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9           31           130          142          147
------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.54     $  94.83      $  62.46     $  92.29     $ 104.06
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               702          944           905        1,026        1,206
------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --      $ 107.19     $ 109.48     $ 112.60
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            45           72           95
------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.63     $  95.13      $  72.94     $  91.12     $ 100.33
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               258          367           451          536          628
------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $ 105.94      $  92.57     $ 119.93     $ 130.94
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            47          133          180
------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  93.02     $  76.26      $  57.25     $  78.17     $  82.67
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3           10            16           26           53
------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --     $ 113.27
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --            7
------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  93.36     $  87.48      $  81.32     $ 125.29     $ 153.09
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                42           44            54           69           95
------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.71     $ 116.93      $ 125.45     $ 126.60     $ 127.50
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                16          112           193          185          163
------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --      $  67.97     $  89.06     $  99.97
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            12           31           75
------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                               -------------------------------------------------------------
                                                 2005         2006          2007         2008        2009
------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 120.15     $ 133.03      $ 133.60     $  79.64     $ 103.44
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               147          143           370          316          277
------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.24     $ 117.28      $ 119.90     $  66.57     $  84.41
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,254        1,179         1,018          858          780
------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 113.71     $ 116.91      $ 119.09     $ 107.14     $ 108.70
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               130          144           159          122          139
------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --      $  97.03     $  58.27     $  76.38
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --             8           19           36
------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 103.49     $ 117.68      $ 122.02     $  75.56     $  93.97
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               666          652           649          588          572
------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 143.22     $ 154.70      $ 174.30     $ 102.82     $ 129.84
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               241          295           326          334          315
------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  84.92     $  88.82      $  97.69     $  69.88     $  96.86
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                44           38            41           47           60
------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $ 104.34      $ 105.20     $  70.88     $  91.41
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           22           149          134          120
------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --      $  95.25     $  59.39     $  75.38
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            69           87           86
------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 105.14     $ 116.57      $ 119.10     $ 101.40     $ 116.85
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 5           12            21           18           17
------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 116.74     $ 137.07      $ 148.00     $ 101.39     $ 141.70
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                62           80           128          143          181
------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  97.53     $  99.66      $ 107.62     $ 113.22     $ 114.06
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           14            37           73           76
------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 200.85     $ 271.98      $ 381.60     $ 160.80     $ 238.40
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               144          180           196          162          167
------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 127.54     $ 129.94      $ 137.19     $ 140.41     $ 135.57
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               153          138           124          110           90
------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.69     $ 136.30      $ 155.16     $  84.53     $ 113.03
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                97          121           116          128          167
------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 115.10     $ 142.89      $ 164.04     $  96.79     $ 131.24
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3           14            40           40           42
------------------------------------------------------------------------------------------------------------


I-2   Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.



------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                               -------------------------------------------------------------
                                                 2000         2001          2002         2003        2004
------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 103.43     $  95.23      $  76.16     $  95.42     $ 104.53
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                17           32            35           35           38
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 102.57     $  85.14      $  66.44     $  80.11     $  88.18
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                17           21            26           31           32
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  93.88     $  70.52      $  47.97     $  58.38     $  62.52
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               350          438           383          362          311
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 142.46     $  92.82      $  60.23     $  76.94     $  85.62
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               288          316           265          250          232
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $  94.71      $  80.81     $ 102.78     $ 115.20
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           71           173          235          340
------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 100.02     $  85.57      $  68.93     $  97.80     $ 112.12
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9          106           195          301          399
------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  86.60     $  88.97      $  74.98     $  98.72     $ 114.94
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                14          126           261          291          333
------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.19     $ 112.74      $ 112.77     $ 112.05     $ 111.56
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                57          125           107           83           75
------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --     $ 104.69
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------
  Unit value                                         --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.03     $ 117.42      $ 124.90     $ 127.77     $ 130.97
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                27          112           158          142          135
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                               -------------------------------------------------------------
                                                 2005         2006          2007         2008        2009
------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 107.33     $ 127.65      $ 124.59     $  74.13     $  96.91
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                39           39            38           31           26
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  93.39     $ 104.21      $ 106.95     $  66.14     $  82.67
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                31           28            26           26           22
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  70.99     $  69.76      $  78.56     $  49.46     $  66.57
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               281          249           223          194          188
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  92.23     $  98.21      $ 112.19     $  68.46     $  91.21
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               215          178           167          153          147
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 106.44     $ 112.35      $ 104.42     $  44.66     $  52.58
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6           41            49           27           28
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 120.01     $ 143.93      $ 135.72     $  75.99     $  90.43
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               396          471         1,183          917          756
------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 106.09     $ 122.86      $ 125.59     $  78.71     $  91.85
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 3           10            13           12           11
------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 105.72     $ 117.71      $ 128.70     $  87.77     $ 108.85
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 2            5            10           13           40
------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.83     $ 129.84      $ 138.57     $  69.43     $  93.48
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --          494           531          504          465
------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 126.42     $ 140.50      $ 136.59     $  81.55     $ 109.46
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               377          382           349          268          368
------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 113.12     $ 116.78      $ 120.81     $ 121.87     $ 120.40
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                68          103           133          101           61
------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 109.03     $ 116.29      $ 138.79     $  92.02     $ 117.96
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 6            5            11           33           40
------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $ 107.15      $ 107.60     $  65.81     $  81.35
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --            8            73           71           61
------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $ 110.99      $ 115.91     $  67.86     $  92.93
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --            3            17           29           36
------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  99.44     $  98.64      $ 108.63     $ 102.98     $ 109.89
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                35           56            73          145          198
------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 131.99     $ 135.39      $ 139.83     $ 129.11     $ 135.29
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               136          130           124           94          123
------------------------------------------------------------------------------------------------------------


                               Appendix I: Condensed financial information   I-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.



------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                               -------------------------------------------------------------
                                                 2000         2001          2002         2003        2004
------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --       $  81.65     $ 117.68     $ 136.81
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             18           59          104
------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --             --           --     $ 111.26
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             --           --            2
------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --             --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --             --           --     $ 109.27
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --             --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --             --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             --           --           --
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 90.50      $ 66.90       $  47.01     $  63.88     $  70.75
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               71          100             95          106          123
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --       $ 106.88     $ 109.55     $ 112.44
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             83          100          106
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --       $  78.18     $ 103.76     $ 120.87
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             17           31           62
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --       $  76.54     $  96.89     $ 104.99
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             21           31           33
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --       $  67.96     $  87.71     $  92.44
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             32           53           65
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --       $  79.20     $ 102.57     $ 115.96
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             32           39           51
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --       $  62.08     $  86.02     $  94.96
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             43           94          125
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --       $  73.80     $ 102.53     $ 116.68
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             36           66           91
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 76.49      $ 76.09       $  72.96     $  88.34     $  94.85
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               28           49             69          130          179
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --             --           --     $ 114.62
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --             --           --            1
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                               -------------------------------------------------------------
                                                 2005         2006          2007         2008        2009
------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 140.93     $ 163.91      $ 158.96     $ 103.45     $ 128.91
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               133          167           193          185          195
------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 114.31     $ 108.40      $ 114.84     $  65.57     $  92.41
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                26           30           152          155          200
------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $ 107.63      $ 108.55     $  63.47     $  81.54
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           11            54           43           51
------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 117.68     $ 132.73      $ 132.66     $  78.60     $ 102.84
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                21           46            65           64           57
------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 104.39     $ 119.54      $ 115.14     $  71.73     $  91.00
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 9           23            32           24           24
------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 123.86     $ 133.70      $ 161.70     $  84.15     $ 130.59
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 4           12            34           47           85
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  75.63     $  78.55      $  86.44     $  45.54     $  61.76
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               122          112            98           84          166
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 113.04     $ 115.90      $ 121.67     $ 123.17     $ 131.81
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               121          111           108           95           97
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 137.87     $ 170.70      $ 189.61     $  98.85     $ 126.88
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                71           89            88           80           70
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 110.72     $ 124.24      $ 128.89     $  76.99     $ 100.80
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                31           29            30           27           23
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  98.17     $  97.10      $ 106.72     $  57.59     $  77.69
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                65           66            67           65           55
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 122.70     $ 144.66      $ 148.12     $  91.53     $ 111.11
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                62           86            93           86           77
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 101.69     $ 110.13      $ 121.76     $  67.87     $  95.07
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               122          116           107           96           92
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 123.75     $ 140.28      $ 138.72     $  87.76     $ 125.17
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                89           85            82           69           66
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------
  Unit value                                   $  96.58     $ 104.90      $ 106.89     $  80.78     $  87.51
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               218          218           211          154          139
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 121.73     $ 132.55      $ 135.77     $  77.65     $ 103.21
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                26           50            72           59           50
------------------------------------------------------------------------------------------------------------


I-4   Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.



------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                               -------------------------------------------------------------
                                                 2000         2001          2002         2003        2004
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --         $ 112.91     $ 153.26     $ 177.32
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --               27           54          102
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --         $  56.71     $  88.33     $  91.63
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --                9           31          130
------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --               --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --               --           --           --
------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --               --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --               --           --           --
------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --               --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --               --           --           --
------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                       --          --               --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --               --           --           --
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                               -------------------------------------------------------------
                                                 2005         2006          2007         2008        2009
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 183.41     $ 210.41      $ 187.41     $ 115.05     $ 143.69
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               120          127           112           94           85
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------
  Unit value                                   $ 100.73     $ 106.79      $ 124.72     $  65.21     $ 102.08
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               128          124           126          121          131
------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $ 108.37      $ 114.81     $  78.86     $  93.74
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --             5           11           13
------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $ 109.32      $ 115.96     $  74.45     $  90.62
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --            2            15           24           33
------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $ 110.21      $ 116.92     $  71.58     $  88.79
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --            1             7           14           22
------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------
  Unit value                                         --     $ 110.99      $ 118.22     $  68.52     $  86.50
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                --           --             5            9           12
------------------------------------------------------------------------------------------------------------


  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                   Avenue of the Americas, New York, NY 10104.


    Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                               Appendix I: Condensed financial information   I-5

EQUI-VEST((R))
Employer-Sponsored Retirement Plans



SUPPLEMENT DATED MAY 1, 2010 TO THE EQUI-VEST((R)) EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS DATED MAY 1, 2010


     EQUI-VEST((R)) VANTAGE(SM)
--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2010, for the EQUI-VEST((R)) Employer-Sponsored Retirement Plans offered by AXA Equitable Life Insurance Company
("Prospectus").


We offer the EQUI-VEST((R)) Vantage(SM) contract to fund certain Section 403(b) plans ("plans"). The EQUI-VEST((R)) Vantage(SM) contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The EQUI-VEST((R))Vantage(SM) contract may not currently be available in every state. Your financial professional can provide information about state availability.

EQUI-VEST((R)) Vantage(SM) is a group variable deferred annuity contract. Either the plan trustee or the employer will be the EQUI-VEST((R)) Vantage(SM) contract holder. Certain rights may be exercised by employees covered under an employer`s plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant`s participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant`s properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents). The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.1

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

We offer the EQUI-VEST((R)) Vantage(SM) contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to EQUI-VEST((R)) Series 100 and 200 contracts, except for certain material differences described in this Supplement. This Supplement should be read together with the Prospectus. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST((R)) Vantage(SM), does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in EQUI-VEST((R)) Vantage(SM) TSA, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).

                                   ----------

See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We may at some future time, under certain conditions and subject to applicable law, allow a current owner of an EQUI-VEST((R)) series 100, series 200, or series 600 TSA contract to exchange it for participation in an EQUI-VEST((R)) Vantage(SM) contract. An exchange for participation in an EQUI-VEST((R)) Vantage(SM) contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Material differences between EQUI-VEST((R)) Vantage(SM) and the provisions of the EQUI-VEST((R)) series 100 and 200 contracts described in the Prospectus include the information above as well as the following:

-----------
1 This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST((R)) Vantage(SM) product. The Prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the Prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed. In this Supplement, unless otherwise stated, "you" and "your" refers to the participant.



                                                                          X02907
                                                                EV Vantage (900)

1. THE FOLLOWING PARAGRAPH IS ADDED TO THE "EQUI-VEST((R)) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE UNDER "TAX ADVANTAGES" IN THE PROSPECTUS:

   EQUI-VEST((R)) VANTAGE(SM)
   TAX ADVANTAGES              You should be aware that electing the optional
                               "enhanced death benefit" may have limited usefulness due to the effect of Required Minimum
                               Distributions ("RMDs"). Your required withdrawals reduce this benefit and may have the effect of eliminating your ability to utilize the entire benefit. You should consult with your tax adviser and consider whether you can satisfy your RMD from another similar qualified source prior to purchasing this benefit.


2. THE FOLLOWING IS ADDED AS A NEW HEADING TO THE "EQUI-VEST((R))
   EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE BEFORE "PAYOUT OPTIONS" IN THE PROSPECTUS:

   EQUI-VEST((R)) VANTAGE(SM)
   DEATH BENEFIT PROTECTION    The contract provides a death benefit for the
                               beneficiary should you die. The death benefit is equal to your account value or the minimum death benefit, whichever is higher. However, if you elect the optional enhanced death benefit, the death benefit is equal to your account value or the enhanced death benefit, whichever is higher.


3. THE FOLLOWING IS ADDED TO THE "EQUI-VEST((R)) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE UNDER "FEES AND CHARGES" IN THE
   PROSPECTUS:

------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES FOR         o Separate account charge deducted daily on amounts invested in variable investment
EQUI-VEST((R)) VANTAGE(SM)     options: Varies by employer group, annual rate ranges between 0.50% -- 0.90%.

                             o Annual administrative charge: There is no annual administrative charge.

                             o Charge for third-party transfer (such as in the case of a direct plan-to-plan transfer of the account value or a contract exchange under the same 403(b) plan to an
                               "employer-designated funding vehicle" or a direct rollover to another eligible retirement plan: $25 current ($65 maximum) per occurrence per participant.

                             o No sales charge deducted at the time contributions are made.

                             o Withdrawal charge: We deduct a charge of up to 6% of the amount withdrawn from your account value for withdrawals made (or of the defaulted loan amount, if applicable) in the first five contract years or participation years, depending upon the employer's group. The total of all withdrawal charges may not exceed 8% of all contributions attributable to the participant in the first five contract or participation years (as applicable) that are permitted to be withdrawn.

                             o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                             o We deduct an annual charge equal to 0.15% of the account value on each participation date anniversary if you elect the optional enhanced death benefit.

                             o We deduct an annuity administrative fee of $350 from amounts applied to a Variable
                               Immediate Annuity payout option. This option is described in a separate prospectus that is available from your financial professional.

                             o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.

                             o For variations, including variations in fees and charges for certain contract owners in the State of Texas, please see Appendix II.
------------------------------------------------------------------------------------------------------------------------

4. VARIABLE INVESTMENT OPTIONS

The Variable Investment Options for which information is provided in Section 5 below are available under the contract, subject to state regulatory approval and availability under your employer's plan.


5. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" IN "FEE TABLE" IN THE PROSPECTUS:


FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST((R)) VANTAGE(SM) certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted
when you surrender your certificate or make certain withdrawals)                           6.00%

Charge if you elect a Variable Immediate Annuity payout option (which is described
in a separate prospectus for that option)                                                  $350

Charge for third-party transfer or direct rollover                                         $65 maximum per participant for each
                                                                                           occurrence;
                                                                                           currently $25 per participant for
                                                                                           each occurrence.

The next table describes the fees and expenses that you will pay periodically during the time that you have your certificate, not including underlying trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH PARTICIPATION DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                                                       $0
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Separate Account annual expenses(1)                                                        0.50% to 0.90% (maximum)
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM THE ACCOUNT VALUE EACH YEAR IF YOU ELECT THE OPTIONAL ENHANCED DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
Optional enhanced death benefit charge (as a percentage of your account value) is
deducted annually on each participation date anniversary                                   0.15%
------------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.



------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted             Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or          ------     -------
other expenses)(2)                                                                         0.64%      2.14%

This table shows the fees and expenses for 2009 as an annual percentage of each portfolio's daily average net assets.



---------------------------------------------------------------------------------------------------------------------------------
                                                                                             TOTAL
                                                                              ACQUIRED       ANNUAL       FEE           NET
                                                                                FUND        EXPENSES    WAIVERS       ANNUAL
                                                                              FEES AND      (BEFORE     AND/OR       EXPENSES
                                                                              EXPENSES      EXPENSE     EXPENSE       (AFTER
                                      MANAGEMENT     12B-1       OTHER      (UNDERLYING     LIMITA-    REIMBURSE-     EXPENSE
PORTFOLIO NAME                         FEES(3)       FEES(4)   EXPENSES(5) PORTFOLIOS)(6)    TIONS)     MENTS(7)    LIMITATIONS)
---------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
---------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation               0.10%         0.25%       0.19%        0.76%          1.30%      (0.05)%       1.25%
AXA Conservative Allocation             0.10%         0.25%       0.19%        0.64%          1.18%      (0.18)%       1.00%
AXA Conservative-Plus Allocation        0.10%         0.25%       0.20%        0.67%          1.22%      (0.12)%       1.10%
AXA Moderate Allocation                 0.10%         0.25%       0.18%        0.69%          1.22%      (0.07)%       1.15%
AXA Moderate-Plus Allocation            0.10%         0.25%       0.18%        0.72%          1.25%      (0.05)%       1.20%
Multimanager Aggressive Equity          0.59%         0.25%       0.23%          --           1.07%         --         1.07%
Multimanager Core Bond                  0.52%         0.25%       0.19%          --           0.96%       0.00%        0.96%
Multimanager International Equity       0.83%         0.25%       0.23%          --           1.31%         --         1.31%
Multimanager Large Cap Core Equity      0.70%         0.25%       0.22%          --           1.17%         --         1.17%
Multimanager Large Cap Growth           0.75%         0.25%       0.32%          --           1.32%         --         1.32%
Multimanager Large Cap Value            0.73%         0.25%       0.20%          --           1.18%         --         1.18%
Multimanager Mid Cap Growth             0.80%         0.25%       0.27%          --           1.32%         --         1.32%
Multimanager Mid Cap Value              0.80%         0.25%       0.24%          --           1.29%         --         1.29%
Multimanager Multi-Sector Bond          0.53%         0.25%       0.21%          --           0.99%         --         0.99%
Multimanager Small Cap Growth           0.85%         0.25%       0.22%          --           1.32%         --         1.32%
Multimanager Small Cap Value            0.85%         0.25%       0.20%          --           1.30%         --         1.30%
Multimanager Technology                 0.95%         0.25%       0.24%        0.04%          1.48%         --         1.48%
Target 2015 Allocation                  0.10%         0.25%       0.50%        0.58%          1.43%      (0.25)%       1.18%
Target 2025 Allocation                  0.10%         0.25%       0.51%        0.57%          1.43%      (0.26)%       1.17%
Target 2035 Allocation                  0.10%         0.25%       0.81%        0.57%          1.73%      (0.56)%       1.17%
Target 2045 Allocation                  0.10%         0.25%       1.23%        0.56%          2.14%      (0.98)%       1.16%
---------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------------
All Asset Allocation                    0.10%         0.25%       0.33%        0.82%          1.50%      (0.33)%       1.17%
EQ/AllianceBernstein International      0.73%         0.25%       0.14%          --           1.12%       0.00%        1.12%
EQ/AllianceBernstein Small Cap Growth   0.75%         0.25%       0.15%          --           1.15%         --         1.15%
EQ/AXA Franklin Small Cap Value Core    0.70%         0.25%       0.21%          --           1.16%       0.00%        1.16%
EQ/BlackRock Basic Value Equity         0.57%         0.25%       0.15%          --           0.97%         --         0.97%
EQ/BlackRock International Value        0.83%         0.25%       0.19%          --           1.27%       0.00%        1.27%
EQ/Boston Advisors Equity Income        0.75%         0.25%       0.15%          --           1.15%      (0.10)%       1.05%
EQ/Calvert Socially Responsible         0.65%         0.25%       0.27%          --           1.17%      (0.02)%       1.15%
EQ/Capital Guardian Growth              0.65%         0.25%       0.16%          --           1.06%      (0.11)%       0.95%
EQ/Capital Guardian Research            0.65%         0.25%       0.14%          --           1.04%      (0.07)%       0.97%
EQ/Common Stock Index                   0.35%         0.25%       0.14%          --           0.74%         --         0.74%
EQ/Core Bond Index                      0.35%         0.25%       0.14%          --           0.74%         --         0.74%
EQ/Davis New York Venture               0.85%         0.25%       0.17%          --           1.27%         --         1.27%
EQ/Equity 500 Index                     0.25%         0.25%       0.14%          --           0.64%         --         0.64%
EQ/Equity Growth PLUS                   0.50%         0.25%       0.19%          --           0.94%       0.00%        0.94%
EQ/Franklin Core Balanced               0.65%         0.25%       0.19%          --           1.09%       0.00%        1.09%
EQ/Franklin Templeton Allocation        0.05%         0.25%       0.19%        0.94%          1.43%      (0.09)%       1.34%
EQ/GAMCO Mergers and Acquisitions       0.90%         0.25%       0.18%          --           1.33%         --         1.33%
EQ/GAMCO Small Company Value            0.75%         0.25%       0.15%          --           1.15%         --         1.15%
EQ/Global Bond PLUS                     0.55%         0.25%       0.21%          --           1.01%         --         1.01%
EQ/Global Multi-Sector Equity           0.73%         0.25%       0.24%          --           1.22%         --         1.22%
EQ/Intermediate Government Bond Index   0.35%         0.25%       0.14%        0.03%          0.77%         --         0.77%
EQ/International Core PLUS              0.60%         0.25%       0.25%        0.06%          1.16%       0.00%        1.16%
EQ/International Growth                 0.85%         0.25%       0.22%          --           1.32%         --         1.32%
EQ/JPMorgan Value Opportunities         0.60%         0.25%       0.16%          --           1.01%      (0.01)%       1.00%
EQ/Large Cap Core PLUS                  0.50%         0.25%       0.20%        0.02%          0.97%       0.00%        0.97%
EQ/Large Cap Growth Index               0.35%         0.25%       0.15%          --           0.75%         --         0.75%
EQ/Large Cap Growth PLUS                0.50%         0.25%       0.20%        0.02%          0.97%       0.00%        0.97%
EQ/Large Cap Value Index                0.35%         0.25%       0.15%          --           0.75%         --         0.75%
EQ/Large Cap Value PLUS                 0.47%         0.25%       0.23%          --           0.95%       0.00%        0.95%
EQ/Lord Abbett Growth and Income        0.65%         0.25%       0.18%          --           1.08%      (0.08)%       1.00%
EQ/Lord Abbett Large Cap Core           0.65%         0.25%       0.19%          --           1.09%      (0.09)%       1.00%
EQ/Mid Cap Index                        0.35%         0.25%       0.16%          --           0.76%         --         0.76%
EQ/Mid Cap Value PLUS                   0.55%         0.25%       0.19%        0.04%          1.03%       0.00%        1.03%
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL
                                                                                 ACQUIRED        ANNUAL       FEE           NET
                                                                                   FUND         EXPENSES    WAIVERS        ANNUAL
                                                                                 FEES AND       (BEFORE     AND/OR        EXPENSES
                                                                                 EXPENSES       EXPENSE     EXPENSE        (AFTER
                                       MANAGEMENT    12B-1       OTHER          (UNDERLYING     LIMITA-    REIMBURSE-     EXPENSE
 PORTFOLIO NAME                         FEES(3)     FEES(4)   EXPENSES(5)      PORTFOLIOS)(6)    TIONS)     MENTS(7)    LIMITATIONS)
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                          0.31%        0.25%       0.16%             --            0.72%          --       0.72%
EQ/Montag & Caldwell Growth              0.75%        0.25%       0.16%             --            1.16%        0.00%      1.16%
EQ/Morgan Stanley Mid Cap Growth         0.70%        0.25%       0.17%             --            1.12%       (0.02)%     1.10%
EQ/Mutual Large Cap Equity               0.70%        0.25%       0.20%             --            1.15%        0.00%      1.15%
EQ/Oppenheimer Global                    0.95%        0.25%       0.19%             --            1.39%       (0.04)%     1.35%
EQ/PIMCO Ultra Short Bond                0.47%        0.25%       0.16%             --            0.88%        0.00%      0.88%
EQ/Quality Bond PLUS                     0.40%        0.25%       0.19%             --            0.84%          --       0.84%
EQ/Small Company Index                   0.25%        0.25%       0.14%             --            0.64%          --       0.64%
EQ/T. Rowe Price Growth Stock            0.79%        0.25%       0.17%             --            1.21%       (0.01)%     1.20%
EQ/Templeton Global Equity               0.70%        0.25%       0.22%             --            1.17%        0.00%      1.17%
EQ/UBS Growth and Income                 0.75%        0.25%       0.19%             --            1.19%       (0.14)%     1.05%
EQ/Van Kampen Comstock                   0.65%        0.25%       0.17%             --            1.07%       (0.07)%     1.00%
EQ/Wells Fargo Advantage Omega Growth    0.65%        0.25%       0.20%             --            1.10%        0.00%      1.10%
------------------------------------------------------------------------------------------------------------------------------------



Notes:


(1) For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.


(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios.


(3) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (7) for any expense limitation agreement information.


(4) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.50% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2011.


(5) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (7) for any expense limitation agreement information.

(6) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "-" indicates that the listed portfolio either does not invest in underlying portfolios or expenses attributable to underlying portfolios are less than 0.01%.


(7) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "-" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2011 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:




   ------------------------------------------------
   PORTFOLIO NAME:
   ------------------------------------------------
   Multimanager Aggressive Equity          1.06%
   ------------------------------------------------
   Multimanager Large Cap Core Equity      1.16%
   ------------------------------------------------
   Multimanager Large Cap Growth           1.30%
   ------------------------------------------------
   Multimanager Large Cap Value            1.16%
   ------------------------------------------------
   Multimanager Mid Cap Growth             1.31%
   ------------------------------------------------
   Multimanager Mid Cap Value              1.26%
   ------------------------------------------------
   Multimanager Small Cap Growth           1.31%
   ------------------------------------------------
   Multimanager Small Cap Value            1.29%
   ------------------------------------------------
   Multimanager Technology                 1.46%
   ------------------------------------------------
   EQ/AllianceBernstein Small Cap Growth   1.14%
   ------------------------------------------------
   EQ/BlackRock Basic Value Equity         0.96%
   ------------------------------------------------
   EQ/Capital Guardian Growth              0.94%
   ------------------------------------------------
   EQ/Capital Guardian Research            0.96%
   ------------------------------------------------
   EQ/Davis New York Venture               1.19%
   ------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.31%
   ------------------------------------------------
   EQ/GAMCO Small Company Value            1.13%
   ------------------------------------------------
   EQ/Large Cap Core PLUS                  0.95%
   ------------------------------------------------

   ------------------------------------------------
   PORTFOLIO NAME:
   ------------------------------------------------
   EQ/Large Cap Growth PLUS                0.96%
   ------------------------------------------------
   EQ/Large Cap Value PLUS                 0.94%
   ------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.98%
   ------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
   ------------------------------------------------
   EQ/Montag & Caldwell Growth             1.13%
   ------------------------------------------------
   EQ/Morgan Stanley Mid Cap Growth        1.08%
   ------------------------------------------------
   EQ/UBS Growth and Income                1.01%
   ------------------------------------------------
   EQ/Van Kampen Comstock                  0.98%
   ------------------------------------------------
   EQ/Wells Fargo Advantage Omega Growth   1.09%
   ------------------------------------------------


EXAMPLES: EQUI-VEST((R)) VANTAGE(SM) CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST((R)) Vantage(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the withdrawal charge, the optional enhanced death benefit charge, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Please note that the charges that would apply under your certificate may be lower if: (i) your participation is under a contract with lower Separate Account A charges; (ii) your participation is under a contract that either no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the examples; or (iii) you have not elected the optional enhanced death benefit. The EQUI-VEST((R)) Vantage(SM) contracts were first offered on January 14, 2002.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this supplement; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; (iii) that the optional enhanced death benefit has been elected; (iv) there is no waiver of the withdrawal charge; and (v) the Contract Year and Participation Year are the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------------------
                                                     IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                              THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------------------
                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
    Portfolios                                           $945     $1,652     $2,274      $3,610
(b) assuming minimum fees and expenses of any of the
    Portfolios                                           $797     $1,210     $1,532      $2,056
--------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                                            IF YOU ANNUITIZE AT THE END OF
                                                             THE APPLICABLE TIME PERIOD(1)
-------------------------------------------------------------------------------------------------
                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
    Portfolios                                            N/A     $1,652     $2,274      $3,610
(b) assuming minimum fees and expenses of any of the
    Portfolios                                            N/A     $1,210     $1,532      $2,056


-------------------------------------------------------------------------------------------------
                                                       IF YOU DO NOT SURRENDER YOUR
                                                          CONTRACT AT THE END OF
                                                        THE APPLICABLE TIME PERIOD
-------------------------------------------------------------------------------------------------
                                                        1 YEAR    3 YEARS    5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
    Portfolios                                           $335     $1,022     $1,731    $3,610
(b) assuming minimum fees and expenses of any of the
    Portfolios                                           $177     $  550     $  946    $2,056
-------------------------------------------------------------------------------------------------


(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" in the Prospectus and "Withdrawal charge for EQUI-VEST(SM) Vantage(SM) contracts" later in this Supplement for more information on withdrawal charge waivers upon annuitization.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2009.



6. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:


------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TYPE     SOURCE OF CONTRIBUTIONS                                  LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
EQUI-VEST((R))    o Employer Contributions: Contributions made by the      o For 2010, maximum amount of employer and employee
                    Vantage(SM) Employer under the Plan, other than          contributions is generally the lesser of $49,000 or
                    those described in the items below.                      100% of compensation, with maximum salary reduction
                                                                             contribution of $16,500.
                  o Employer Matching Contributions: Employer
                    Contributions matching Salary Reduction                o If your employer`s plan permits and you are at least
                    Contributions under the terms of the Plan.               age 50 at any time during 2010, additional salary
                                                                             reduction "catch-up" contributions totalling up to
                  o Qualified Non-Elective and Qualified Matching            $5,500 can be made.
                    Contributions: Contributions made by the Employer to
                    meet the requirements of the nondiscrimination tests   o All salary reduction contributions (whether pre-tax or
                    set forth in the Code.                                   designated Roth) may not exceed the total maximum for
                                                                             the year (for 2010, $16,500 and age 50 catch-up of $
                  o Salary Reduction Contributions (Elective Deferral        5,500).
                    Contributions): Contributions under a salary
                    reduction agreement that an employee enters into       o Rollover or direct transfer contributions after age
                    with the Employer under the Plan.                        70-1/2 must be net of any required minimum
                                                                             distributions.
                  o "Designated Roth contributions" under Section 402A
                    of the Code.                                           o Aggregate direct rollover and direct transfer
                                                                             contributions must meet AXA Equitable`s anticipated
                  o Rollover Contributions: Contributions of eligible        minimum contribution requirements or meet minimum plan
                    rollover distributions directly or indirectly from       participation requirements.
                    another eligible retirement arrangement.
                                                                           o Different sources of contributions and earnings may be
                  o Non-Roth After-Tax Contributions: Amounts reported       subject to withdrawal restrictions.
                    by the Employer as having non-Roth after-tax
                    consequences under the Code.                           o We currently do not accept rollovers of non-Roth
                                                                             after-tax funds except as direct rollovers from 403(b)
                  o Direct Transfer Contributions: Amounts directly          plans (we separately account for these rollover
                    transferred (either a plan-to-plan direct transfer       contributions).
                    or contract exchange under the same 403(b) plan).
                                                                           o We currently do not accept rollovers or direct
                  o Additional "catch-up" contributions.                     transfers of funds from designated Roth accounts.
------------------------------------------------------------------------------------------------------------------------------------


7. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
   FOLLOWING:

For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA (other than EQUI-VEST((R)) Vantage(SM) contracts) and Annuitant HR-10.


8. THE FOLLOWING IS ADDED AS THE LAST SECTION IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:


UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.


9. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Except as set forth in the following sentence, you may only withdraw amounts from your account value that are 100% vested subject to the employer's approval, plan rules and applicable laws. You may, however, transfer any non-vested account value attributable to you under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted by the employer and permitted under the tax law. Any withdrawal request you make requires contract holder approval. In addition, in many instances if you are under age 59-1/2, your ability to withdraw funds from an EQUI-VEST((R)) Vantage(SM) contract may be limited by the plan and section 403(b) of the Code. For example, amounts attributable to salary reduction contributions may not be withdrawn unless due to your death, disability or severance from employment with the employer who provided the funds. Also, you may be able to withdraw salary reduction contributions only (that is, no earnings) on account of hardship under federal income tax rules.


10. THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:


FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a participant who is not fully vested under a plan separates from service. 403(b) plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a 403(b) plan participant's cash value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the contract holder and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal Charge for EQUI-VEST((R)) Vantage(SM) contracts" under "Charges and expenses" in this Supplement.


11. THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.


12. THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:


EQUI-VEST((R)) VANTAGE(SM) TERMINATION OF PARTICIPATION

We may terminate your participation under the EQUI-VEST((R)) Vantage(SM) contract and pay out your account value if:

(1) your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2) you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3) we have not received any contributions on your behalf within 120 days from your participation date; or

(4) the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST((R)) Vantage(SM) contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate a participant`s participation under the contract.

The contract holder may discontinue an EQUI-VEST((R)) Vantage(SM) contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferral or employer contributions to be made under the contract. If an EQUI-VEST((R)) Vantage(SM) contract is discontinued the contract holder may withdraw any cash value in the forfeiture account, as well as any portion of the account value attributable to a participant that is not vested and: (i) transfer, exchange or directly roll over such amounts to another employer-designated funding vehicle; or (ii) transfer, distribute or directly roll over such amounts in any other manner permitted under section 403(b) of the Code and the terms of the plan. If an EQUI-VEST((R)) Vantage(SM) contract is discontinued, if and as permitted under the plan, the participant may withdraw any portion of the account value attributable to the participant under the contract that is vested and: (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle or permit the contract holder to do so; (ii) directly roll over such amounts to another eligible retirement plan (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us. If the account value remains with us, such amounts will continue to be subject to withdrawal charges based upon the contract holder`s original withdrawal charge schedule.

An EQUI-VEST((R)) Vantage(SM) contract may be terminated only after all participation under the contract is terminated.


13. THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*" IN "CHARGES AND EXPENSES" IN THE
    PROSPECTUS:


CHARGES UNDER EQUI-VEST((R)) VANTAGE(SM) CONTRACTS

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us. Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory. For more information, please see "Variations in charges" in "Charges and expenses" in the Prospectus.


CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0.50% to 0.90% of daily net assets attributable to all certificates under the group contract. Differences in this charge are due to variations in group characteristics which may include:

o the factors on which the mortality and expense risks charge and administration charges are based,

o the extent to which certain administrative functions in connection with the TSA contracts are to be performed by us or by the contract holder,

o   the total amount of Plan assets

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant`s certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST((R)) Vantage(SM) contracts.


CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We may deduct a charge for making a direct transfer or rollover of amounts from your certificate to a third party. A third party transfer is where you ask us to directly transfer or directly roll over funds from your certificate to an employer designated funding vehicle or any other permissible funding vehicle offered by another provider. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant annuity accounts under the contract. Transfers are subject to any required employer approval.


CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT

If you elect the optional enhanced death benefit, we deduct a charge annually from your account value on each anniversary of your participation date. The charge is equal to 0.15% of your account value on the participation date anniversary.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.


WITHDRAWAL CHARGE FOR EQUI-VEST((R)) VANTAGE(SM) CONTRACTS

A withdrawal charge will apply during either the first 5 contract years or the first 5 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to variations in group characteristics including the total amount of Plan assets. We will determine the period of and circumstances under which the withdrawal charge applies pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST((R)) Vantage(SM) contracts.

If you participate in a contract where the withdrawal is on a contract year basis, rather than a participant year basis, a withdrawal charge will apply to amounts withdrawn from the contract during the first 5 contract years only if:
(i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under the tax law; or (ii) the contract holder withdraws amounts from the contract and transfers or directly rolls over amounts to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal is on a participant year basis, rather than a contract year basis, a withdrawal charge will apply except when:

(1) You withdraw no more than 10% of the vested account value each participation year under the contract.

(2) You have reached age 55 and retired or have severed from employment with the employer.

(3) The withdrawal is made to satisfy minimum distribution requirements.

(4) You elect a withdrawal that qualifies as a hardship withdrawal under the Code.

(5) You die and a death benefit is payable to the beneficiary.

(6) The withdrawal is made to provide an annuity from AXA Equitable requested by the employer.

(7) You qualify to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

    Written notice of claim must be given to us during the your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Provided such proof is furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(8) We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(9) You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

      -- its main function is to provide skilled, intermediate, or custodial nursing care;

      --  it provides continuous room and board to three or more persons;

      --  it is supervised by a registered nurse or licensed practical nurse;

      --  it keeps daily medical records of each patient;

      --  it controls and records all medications dispensed; and

      --  its primary service is other than to provide housing for residents.

The withdrawal charge will apply if the condition as described in items 7 through 9 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.


In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed investment option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

The withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from your account value during the first four contract or participation years, as applicable and 5% of the amount withdrawn (or the defaulted loan amount) from your account value during the fifth contract or participation year, as applicable. The total of all withdrawal charges will never exceed 8% of all contributions made under your certificate during the first five contract or participation years, as applicable, that are permitted to be withdrawn.

FORFEITED ACCOUNT VALUE. If a portion of your account value is forfeited under the terms of the plan, a withdrawal charge will be assessed only against the vested contribution amounts. If the contract holder withdraws the forfeited amount from the contract, a withdrawal charge, if applicable, will be imposed at that time.


14. THE FOLLOWING IS ADDED AS A NEW SECTION AFTER "DEATH BENEFIT" IN "PAYMENT OF DEATH BENEFIT" IN THE PROSPECTUS:


EQUI-VEST((R)) VANTAGE(SM) DEATH BENEFIT

The Equi-Vest((R)) Vantage(SM) contract provides a Death Benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, less any outstanding loan or the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balances (including any accrued, but unpaid, interest).


EQUI-VEST((R)) VANTAGE(SM) ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

If you elect the enhanced death benefit, the standard death benefit described above will not apply. You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST((R)) Vantage(SM) contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

The death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan) or the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value on that third participation date anniversary. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third contract date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your death benefit on the date you take the withdrawal.


HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH
BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000-$16,000).


15. THE FIRST BULLET UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) -- CONTRIBUTIONS TO TSAS" IN "TAX INFORMATION" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

      o Annual contributions made through the employer`s payroll, which may include your salary reduction contributions and employer contributions. Some employer contributions may be subject to forfeiture under an employer`s plan.


16. THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) -- ROLLOVER CONTRIBUTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:

We separately account for rollover contributions to EQUI-VEST((R)) Vantage(SM) contracts.

17. THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:

The plan may also impose withdrawal restrictions on employer contributions and related earnings.


18. THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:

We separately account for rollover contributions to EQUI-VEST((R)) Vantage(SM) contracts.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under the contract at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, 0.70% and 0.50%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.



EQUI-VEST((R)) VANTAGE(SM) CONTRACTS
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




---------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                       ------------------------------------------------------------------------------------------
                                               2000         2001        2002         2003         2004         2005         2006
---------------------------------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --     $ 109.27     $ 121.06     $ 129.64     $ 151.47
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --            1            5
---------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --     $ 102.27     $ 107.45     $ 109.09     $ 115.00
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --            1            1
---------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --     $ 104.26     $ 111.33     $ 113.91     $ 122.77
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --            2            4
---------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 118.02     $ 114.50    $  99.02     $ 116.91     $ 125.97     $ 130.82     $ 143.03
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --            3            6            9
---------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --     $ 108.08     $ 119.63     $ 126.46     $ 143.50
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --            1            6           16
---------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 100.03     $  76.02    $  67.72     $  90.72     $ 106.24     $ 121.39     $ 148.60
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --            9           --           13           12
---------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 124.31     $ 106.88    $  73.89     $ 103.19     $ 116.56     $ 128.81     $ 139.15
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --            3            1            4            4
---------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --           --           --           --     $ 103.24
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 126.07     $ 131.84    $ 108.89     $ 141.57     $ 155.12     $ 158.27     $ 189.64
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --            3            1            4            4
---------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --    $  76.66     $  97.27     $ 117.26     $ 128.80     $ 160.43
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --            5           --           10           14
---------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --           --     $ 107.08     $ 112.64     $ 129.46
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --            1            1
---------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
---------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 103.69     $  87.65    $  63.89     $  81.01     $  83.16     $  89.61     $  93.45
---------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --            1           --            2            3
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                            FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------
                                              2007        2008         2009
------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
------------------------------------------------------------------------------
  Unit value                                      --          --     $ 104.60
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --            1
------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------
  Unit value                                $ 159.36    $  96.03     $ 121.13
------------------------------------------------------------------------------
  Number of units outstanding (000's)              9          19           70
------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------
  Unit value                                $ 120.57    $ 106.32     $ 115.72
------------------------------------------------------------------------------
  Number of units outstanding (000's)              2           3           12
------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------
  Unit value                                $ 128.34    $ 102.48     $ 116.20
------------------------------------------------------------------------------
  Number of units outstanding (000's)              7          10           28
------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------
  Unit value                                $ 150.62    $ 112.73     $ 130.72
------------------------------------------------------------------------------
  Number of units outstanding (000's)             13          15           19
------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------
  Unit value                                $ 151.29    $ 102.29     $ 123.62
------------------------------------------------------------------------------
  Number of units outstanding (000's)             35          59          160
------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------
  Unit value                                $ 164.52    $  80.34     $ 101.19
------------------------------------------------------------------------------
  Number of units outstanding (000's)             11          10           10
------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------
  Unit value                                $ 160.90    $  88.24     $ 118.65
------------------------------------------------------------------------------
  Number of units outstanding (000's)              4           4            4
------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------
  Unit value                                $  98.12    $  64.76     $  82.29
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           1            2
------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------
  Unit value                                $ 190.15    $ 119.54     $ 154.34
------------------------------------------------------------------------------
  Number of units outstanding (000's)              4           4            4
------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------
  Unit value                                $ 175.18    $  98.96     $ 127.74
------------------------------------------------------------------------------
  Number of units outstanding (000's)             20          21           36
------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------
  Unit value                                $ 133.03    $  89.25     $  98.66
------------------------------------------------------------------------------
  Number of units outstanding (000's)              2           3            8
------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------
  Unit value                                $ 103.84    $  56.37     $  73.12
------------------------------------------------------------------------------
  Number of units outstanding (000's)              3           4            4
------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.





--------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------------------
                                               2000         2001         2002        2003        2004         2005        2006
--------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $  54.67    $  67.15    $  70.23     $  73.16    $  77.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           1          --            1           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 112.26     $ 109.00     $  81.38    $ 106.04    $ 116.55     $ 122.50    $ 136.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           7          --           14          14
--------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 110.60     $  97.85     $  64.63    $  95.79    $ 108.33     $ 111.98    $ 122.83
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           1           2            4           6
--------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $ 107.54    $ 110.17    $ 113.65     $ 115.13    $ 118.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           1          --            3           4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --          --          --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --          --          --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 112.30     $  97.75     $  75.18    $  95.23    $ 104.03     $ 107.63    $ 122.77
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           8           2           11          12
--------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --     $ 105.94     $  92.92    $ 120.75    $ 132.24     $ 145.08    $ 157.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           3           1           11          16
--------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  93.40     $  76.81     $  57.84    $  79.22    $  84.03     $  86.57    $  90.83
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           1          --            2           3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --          --          --           --    $ 104.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --          --          --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --          --          --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --          --          --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --          --          --     $ 105.35    $ 117.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --          --          --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --          --    $ 113.34     $ 117.17    $ 137.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --          --          --            1           2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --          --          --     $  97.60    $ 100.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --          --          --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 118.14     $ 111.05     $ 103.54    $ 160.00    $ 196.10     $ 258.05    $ 350.50
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           1          --            2           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 110.43     $ 118.06     $ 127.05    $ 128.60    $ 129.91     $ 130.34    $ 133.20
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           1          --            2           2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $  68.67    $  90.25    $ 101.61     $ 117.94    $ 139.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           1          --            4           5
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                             FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------
                                               2007        2008        2009
------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------
  Unit value                                 $  81.39    $  48.06    $  63.56
------------------------------------------------------------------------------
  Number of units outstanding (000's)               1           3           7
------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------
  Unit value                                 $ 137.03    $  81.94    $ 106.74
------------------------------------------------------------------------------
  Number of units outstanding (000's)              25          22          24
------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------
  Unit value                                 $ 125.96    $  70.15    $  89.22
------------------------------------------------------------------------------
  Number of units outstanding (000's)               7           8           8
------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------
  Unit value                                 $ 121.31    $ 109.47    $ 111.40
------------------------------------------------------------------------------
  Number of units outstanding (000's)               6           7          13
------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------
  Unit value                                 $  97.21    $  58.56    $  77.00
------------------------------------------------------------------------------
  Number of units outstanding (000's)               1           3           6
------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------
  Unit value                                 $ 127.68    $  79.31    $  98.92
------------------------------------------------------------------------------
  Number of units outstanding (000's)              11          11          12
------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------
  Unit value                                 $ 177.63    $ 105.11    $ 133.13
------------------------------------------------------------------------------
  Number of units outstanding (000's)              21          29          41
------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------
  Unit value                                 $ 100.21    $  71.89    $  99.96
------------------------------------------------------------------------------
  Number of units outstanding (000's)               2           2           3
------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------
  Unit value                                 $ 105.62    $  71.38    $  92.33
------------------------------------------------------------------------------
  Number of units outstanding (000's)               7           6           8
------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------
  Unit value                                 $  95.43    $  59.69    $  75.98
------------------------------------------------------------------------------
  Number of units outstanding (000's)               1           3           6
------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------
  Unit value                                 $ 120.07    $ 102.54    $ 118.51
------------------------------------------------------------------------------
  Number of units outstanding (000's)              --          --           1
------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------
  Unit value                                 $ 149.46    $ 102.70    $ 143.97
------------------------------------------------------------------------------
  Number of units outstanding (000's)               5           8          18
------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------
  Unit value                                 $ 108.35    $ 114.34    $ 115.54
------------------------------------------------------------------------------
  Number of units outstanding (000's)               1           5           7
------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------
  Unit value                                 $ 493.27    $ 208.48    $ 310.04
------------------------------------------------------------------------------
  Number of units outstanding (000's)               2           2           3
------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------
  Unit value                                 $ 141.06    $ 144.81    $ 140.25
------------------------------------------------------------------------------
  Number of units outstanding (000's)               2           2           2
------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------
  Unit value                                 $ 159.14    $  86.97    $ 116.64
------------------------------------------------------------------------------
  Number of units outstanding (000's)               5           6          10
------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------------------------------
                                              2000        2001        2002        2003         2004         2005         2006
-------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --           --     $ 115.34     $ 143.61
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --           --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 104.17    $  96.20    $  77.17    $  96.98     $ 106.52     $ 109.75     $ 130.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --           1           --            1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 102.99    $  85.75    $  67.12    $  81.18     $  89.62     $  95.21     $ 106.56
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --           --            1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  94.27    $  70.28    $  48.46    $  59.16     $  63.54     $  72.38     $  71.34
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --           3            1            4            6
-------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 133.82    $  87.46    $  56.92    $  72.94     $  81.41     $  87.96     $  93.95
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           4           4           --            5            5
-------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --           --     $ 106.52     $ 112.77
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --           --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --    $  95.39    $  81.63    $ 104.15     $ 117.09     $ 122.34     $ 147.18
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --           5            1           13           18
-------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --           --     $ 106.30     $ 123.48
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --           --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --           --     $ 105.93     $ 118.30
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 100.13    $  85.92    $  69.42    $  98.80     $ 113.60     $ 119.75     $ 132.35
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --           4            1           15           19
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 108.31    $ 111.62    $  94.35    $ 124.60     $ 145.52     $ 160.54     $ 178.95
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --           3            1            5            4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 111.13    $ 114.06    $ 114.42    $ 114.04     $ 113.89     $ 115.83     $ 119.94
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --            2            1            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --     $ 104.76     $ 109.43     $ 117.07
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --           --           --     $ 107.25
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --           --           --            1
-------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --           --           --     $ 111.10
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --           --     $  99.64     $  99.13
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --           --           --            4
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                             FOR THE YEARS ENDING DECEMBER 31,
                                        ---------------------------------------
                                               2007        2008         2009
-------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------
  Unit value                                $ 165.37    $  97.87     $ 133.11
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              2           3            5
-------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------
  Unit value                                $ 128.17    $  76.49     $ 100.30
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --            1
-------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 109.70    $  68.05     $  85.32
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           1            3
-------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------
  Unit value                                $  80.58    $  50.89     $  68.69
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              9           9           11
-------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 107.65    $  65.89     $  88.06
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              3           3            3
-------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------
  Unit value                                $ 105.13    $  45.11     $  53.26
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           1           10
-------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 139.21    $  78.18     $  93.31
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             16          15           14
-------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------
  Unit value                                $ 126.61    $  79.59     $  93.16
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           5            8
-------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------
  Unit value                                $ 129.75    $  88.75     $ 110.40
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           2            1
-------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------
  Unit value                                $ 141.69    $  71.21     $  96.16
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             24          25           43
-------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 174.50    $ 104.51     $ 140.70
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              4           4            6
-------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------
  Unit value                                $ 124.45    $ 125.93     $ 124.79
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           1            1
-------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------
  Unit value                                $ 140.16    $  93.21     $ 119.84
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           1            2
-------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------
  Unit value                                $ 108.03    $  66.27     $  82.17
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           1            2
-------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------
  Unit value                                $ 116.38    $  68.34     $  93.87
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           1            2
-------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------
  Unit value                                $ 109.51    $ 104.14     $ 111.46
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              7          15           20
-------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




----------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------------------
                                               2000         2001         2002         2003         2004         2005         2006
----------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 110.65     $ 118.44     $ 126.38     $ 129.67     $ 133.32     $ 134.77     $ 138.66
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --            3            1            4            4
----------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $  81.92     $ 118.42     $ 138.09     $ 142.68     $ 166.44
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --            1           --            5            6
----------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --           --     $ 111.33     $ 114.73     $ 109.14
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --           --           --           --     $ 107.73
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --           --     $ 109.34     $ 118.12     $ 133.62
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --           --           --     $ 104.60     $ 120.15
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           --           --           --            1
----------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --           --           --           --     $ 124.11     $ 134.38
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           --           --           --            1
----------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  91.46     $  67.82     $  47.80     $  65.15     $  72.37     $  77.61     $  80.84
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           --           --            1            1
----------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $ 107.20     $ 110.22     $ 113.47     $ 114.42     $ 117.67
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --            1            1            2            2
----------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $  78.42     $ 104.39     $ 121.98     $ 139.55     $ 173.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --            1            1            2            4
----------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $  76.77     $  97.48     $ 105.95     $ 112.07     $ 126.14
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           --           --            1           --
----------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $  68.17     $  88.25     $  93.28     $  99.37     $  98.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           --           --            2            4
----------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $  79.44     $ 103.20     $ 117.02     $ 124.20     $ 146.87
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --           --           --            2            2
----------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $  62.27     $  86.54     $  95.83     $ 102.93     $ 111.81
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --            1           --            3            3
----------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --           --     $  74.03     $ 103.15     $ 117.75     $ 125.26     $ 142.42
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --            1           --            2            2
----------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $  77.34     $  77.17     $  74.22     $  90.15     $  97.08     $  99.16     $ 108.02
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --            2            1            5            5
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -----------------------------------------
                                              2007         2008         2009
--------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------
  Unit value                                $ 143.64     $ 133.03     $ 139.83
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              5            4            4
--------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------
  Unit value                                $ 161.92     $ 105.69     $ 132.11
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              7            8           19
--------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------
  Unit value                                $ 115.97     $  66.42     $  93.88
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              4            4           10
--------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------
  Unit value                                $ 108.98     $  63.91     $  82.36
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              1            1            3
--------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------
  Unit value                                $ 133.96     $  79.61     $ 104.49
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1            1
--------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------
  Unit value                                $ 116.08     $  72.53     $  92.30
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              1            1            2
--------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
--------------------------------------------------------------------------------
  Unit value                                $ 163.01     $  85.09     $ 132.45
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              3            4           11
--------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------
  Unit value                                $  89.23     $  47.15     $  64.14
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              1            1            2
--------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------
  Unit value                                $ 123.90     $ 125.82     $ 135.05
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              3            3            6
--------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------
  Unit value                                $ 193.09     $ 100.97     $ 130.00
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              5            7            8
--------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------
  Unit value                                $ 131.25     $  78.64     $ 103.27
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           --            1
--------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
--------------------------------------------------------------------------------
  Unit value                                $ 108.68     $  58.83     $  79.60
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              4            4            8
--------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------
  Unit value                                $ 150.84     $  93.50     $ 113.84
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              3            4            4
--------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------
  Unit value                                $ 123.99     $  69.33     $  97.40
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              4            4            4
--------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------
  Unit value                                $ 141.27     $  89.64     $ 128.24
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              3            3            5
--------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
--------------------------------------------------------------------------------
  Unit value                                $ 110.41     $  83.70     $  90.94
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              5            5            5
--------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                           2000      2001       2002         2003         2004         2005        2006
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --            --           --     $ 114.70     $ 122.18    $ 133.44
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --            --           --           --            1           1
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --      $ 114.07     $ 155.30     $ 180.23     $ 186.98    $ 215.15
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --            --            2            1            9          10
--------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --      $  56.89     $  88.87     $  92.46     $ 101.96    $ 108.42
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --            --            1           --            6           6
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --            --           --           --           --    $ 108.47
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --            --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --            --           --           --           --    $ 109.42
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --            --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --            --           --           --           --    $ 110.31
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --            --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --            --           --           --           --    $ 111.10
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --            --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------
                                               2007         2008          2009
--------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
--------------------------------------------------------------------------------
  Unit value                                $ 137.10     $  78.65      $ 104.86
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              3            2             3
--------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------------
  Unit value                                $ 192.22     $ 118.36      $ 148.28
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             13           12            12
--------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------
  Unit value                                $ 127.01     $  66.61      $ 104.59
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              6            5             7
--------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
--------------------------------------------------------------------------------
  Unit value                                $ 115.27     $  79.42      $  94.68
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              1            3             6
--------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
--------------------------------------------------------------------------------
  Unit value                                $ 116.42     $  74.97      $  91.54
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1             5
--------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------
  Unit value                                $ 117.39     $  72.08      $  89.69
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              1            2             4
--------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------
  Unit value                                $ 118.69     $  69.01      $  87.37
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1             4
--------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                       ----------------------------------------------------------------
                                              2002         2003        2004         2005         2006
-------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                     --           --          --           --           --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                     --     $ 109.32    $ 121.36     $ 130.23     $ 152.46
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                     --     $ 102.32    $ 107.72     $ 109.58     $ 115.75
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                     --     $ 104.31    $ 111.61     $ 114.43     $ 123.58
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 89.58     $ 105.98    $ 114.42     $ 119.07     $ 130.44
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --            2            4
-------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                     --     $ 108.13    $ 119.93     $ 127.03     $ 144.44
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --            1            1
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 65.79     $  88.31    $ 103.63     $ 118.64     $ 145.53
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 88.17     $ 123.38    $ 139.65     $ 154.63     $ 167.38
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------
  Unit value                                     --           --          --           --     $ 108.44
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                $112.46     $ 145.51    $ 160.86     $ 164.45     $ 197.45
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 77.18     $  98.13    $ 118.54     $ 130.47     $ 162.83
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --            2            6
-------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------
  Unit value                                     --           --    $ 107.13     $ 112.92     $ 130.03
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 64.32     $  81.73    $  84.06     $  90.77     $  94.85
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --            1
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 55.04     $  67.75    $  71.00     $  74.10     $  79.03
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 81.93     $ 106.98    $ 117.81     $ 124.08     $ 138.06
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --            1          --            1            1
-------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 55.52     $  82.44    $  93.43     $  96.76     $ 106.36
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                             FOR THE YEARS ENDING DECEMBER 31,
                                       ----------------------------------------
                                               2007        2008         2009
-------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                      --          --     $ 104.67
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $ 160.73    $  97.05     $ 122.66
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           2            3
-------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $ 121.61    $ 107.45     $ 117.19
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $ 129.44    $ 103.57     $ 117.67
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           1            2
-------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $ 137.65    $ 103.23     $ 119.94
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              9          12           15
-------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $ 152.59    $ 103.37     $ 125.19
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           2            6
-------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------
  Unit value                                $ 161.45    $  79.00     $  99.70
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------
  Unit value                                $ 193.94    $ 106.58     $ 143.59
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------
  Unit value                                $  98.38    $  65.06     $  82.84
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------
  Unit value                                $ 198.37    $ 124.97     $ 161.67
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           1            4
-------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------
  Unit value                                $ 178.16    $ 100.84     $ 130.43
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             10          15           22
-------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------
  Unit value                                $ 133.89    $  90.01     $  99.70
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --            1
-------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------
  Unit value                                $ 105.61    $  57.45     $  74.66
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           1            2
-------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------
  Unit value                                $  82.77    $  48.98     $  64.90
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --            1
-------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------
  Unit value                                $ 139.36    $  83.50     $ 108.99
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           1            2
-------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------
  Unit value                                $ 109.29    $  60.99     $  77.72
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           3            5
-------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ----------------------------------------------------------------
                                               2002         2003        2004         2005         2006
-------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 107.78     $ 110.63    $ 114.36     $ 116.07     $ 119.94
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --            1            2
-------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --           --           --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                $  63.97     $  81.20    $  88.88     $  92.14     $ 105.31
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           1            4            7
-------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                $  93.15     $ 121.29    $ 133.10     $ 146.32     $ 158.85
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------------------------
  Unit value                                $  58.23     $  79.92    $  84.94     $  87.69     $  92.19
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --           --     $ 104.50
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --           --           --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --     $ 105.50     $ 117.55
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                      --           --    $ 113.39     $ 117.46     $ 138.61
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --     $  97.65     $ 100.28
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                $  88.09     $ 136.39    $ 167.50     $ 220.86     $ 300.59
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            3          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 125.51     $ 127.30    $ 128.86     $ 129.55     $ 132.66
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                $  69.13     $  91.05    $ 102.71     $ 119.46     $ 141.46
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --            1           --
-------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --     $ 115.49     $ 144.09
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------
  Unit value                                $  78.73     $  99.14    $ 109.16     $ 112.65     $ 134.65
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                $  67.58     $  81.90    $  90.60     $  96.43     $ 108.15
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                            FOR THE YEARS ENDING DECEMBER 31,
                                       ----------------------------------------
                                               2007         2008         2009
-------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------
  Unit value                                $ 122.80     $ 111.04     $ 113.23
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              3            4            6
-------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------
  Unit value                                $  97.33     $  58.75     $  77.40
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------
  Unit value                                $ 109.75     $  68.30     $  85.37
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             12           14           19
-------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 179.88     $ 106.65     $ 135.36
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              3            5            6
-------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------
  Unit value                                $ 101.91     $  73.26     $ 102.07
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1            3
-------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------
  Unit value                                $ 105.90     $  71.71     $  92.95
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              5            4            2
-------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $  95.55     $  59.88     $  76.39
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1           --
-------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------
  Unit value                                $ 120.71     $ 103.30     $ 119.63
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1            1
-------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------
  Unit value                                $ 150.43     $ 103.58     $ 145.49
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              2            2            4
-------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 108.84     $ 115.09     $ 116.53
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            2            1
-------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------
  Unit value                                $ 423.88     $ 179.52     $ 267.50
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              6            7            6
-------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------
  Unit value                                $ 140.76     $ 144.80     $ 140.52
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 161.85     $  88.62     $ 119.10
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --            2
-------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------
  Unit value                                $ 166.26     $  98.60     $ 134.37
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --            1
-------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------
  Unit value                                $ 132.08     $  78.99     $ 103.78
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --            1
-------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 111.57     $  69.35     $  87.12
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




----------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------
                                              2002        2003        2004        2005        2006
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------
  Unit value                                $ 48.79    $  59.68    $  64.24    $  73.31    $  72.40
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------
  Unit value                                $ 64.15    $  82.37    $  92.12    $  99.73    $ 106.74
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           4          --           4           4
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --    $ 106.57    $ 113.05
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
  Unit value                                $ 82.19    $ 105.07    $ 118.36    $ 123.92    $ 149.38
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           1           1           5           9
----------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --    $ 106.44    $ 123.89
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --    $ 106.07    $ 118.70
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------
  Unit value                                $ 69.75    $  99.46    $ 114.60    $ 121.04    $ 134.05
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           1           2           5
----------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
  Unit value                                $ 76.93    $ 101.80    $ 119.13    $ 131.69    $ 147.09
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --           1           1
----------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------
  Unit value                                $110.53    $ 110.38    $ 110.46    $ 112.56    $ 116.79
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                                     --          --    $ 104.81    $ 109.70    $ 117.59
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --    $ 107.32
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --    $ 111.10
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --    $  99.78    $ 105.91
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------
  Unit value                                $125.91    $ 129.46    $ 133.37    $ 147.47    $ 152.43
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------
  Unit value                                $ 82.10    $ 118.92    $ 138.95    $ 143.86    $ 168.15
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --           2           4
----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------
  Unit value                                     --          --    $ 111.38    $ 115.01    $ 109.62
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                           FOR THE YEARS ENDING DECEMBER 31,
                                      ------------------------------------------
                                             2007        2008         2009
--------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------
  Unit value                               $  81.95    $  51.86    $  70.14
--------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
--------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------
  Unit value                               $ 122.55    $  75.16    $ 100.65
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             3           2           3
--------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------
  Unit value                               $ 105.61    $  45.40    $  53.72
--------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
--------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------------
  Unit value                               $ 141.58    $  79.67    $  95.28
--------------------------------------------------------------------------------
  Number of units outstanding (000's)            13          14          18
--------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------------------------------------------------------
  Unit value                               $ 127.29    $  80.18    $  94.04
--------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           2
--------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
--------------------------------------------------------------------------------
  Unit value                               $ 130.45    $  89.41    $ 111.44
--------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
--------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------
  Unit value                               $ 143.79    $  72.41    $  97.99
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             8          12          22
--------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------------
  Unit value                               $ 143.72    $  86.25    $ 116.35
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             1           1           5
--------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------
  Unit value                               $ 121.44    $ 123.13    $ 122.26
--------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           1           1
--------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
--------------------------------------------------------------------------------
  Unit value                               $ 141.07    $  94.01    $ 121.11
--------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           1
--------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
--------------------------------------------------------------------------------
  Unit value                               $ 108.32    $  66.58    $  82.72
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             2           1           1
--------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------
  Unit value                               $ 116.68    $  68.66    $  94.50
--------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           1
--------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------
  Unit value                               $ 110.10    $ 104.91    $ 112.51
--------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           1           3
--------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------
  Unit value                               $ 144.56    $ 134.15    $ 141.29
--------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
--------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------
  Unit value                               $ 163.91    $ 107.21    $ 134.28
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             7          10          16
--------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------
  Unit value                               $ 116.72    $  66.99    $  94.88
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             5           7          11
--------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------
                                              2002        2003         2004         2005         2006
------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                     --          --           --           --     $ 107.79
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------
  Unit value                                     --          --     $ 109.39     $ 118.41     $ 134.22
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------
  Unit value                                     --          --           --     $ 104.74     $ 120.55
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                     --          --           --     $ 124.27     $ 134.83
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                $ 50.77    $  69.33     $  77.17     $  83.12     $  86.97
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           13           15
------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------
  Unit value                                $107.42    $ 110.66     $ 114.16     $ 115.34     $ 118.85
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                $ 78.58    $ 104.82     $ 122.72     $ 140.68     $ 175.06
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --            1
------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                $ 76.92    $  97.88     $ 106.59     $ 112.97     $ 127.42
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --            1           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                $ 68.31    $  88.60     $  93.85     $ 100.17     $  99.58
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------
  Unit value                                $ 79.60    $ 103.61     $ 117.73     $ 125.20     $ 148.35
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                $ 62.40    $  86.89     $  96.41     $ 103.76     $ 112.94
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------
  Unit value                                $ 74.18    $ 103.57     $ 118.46     $ 126.28     $ 143.86
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------
  Unit value                                $ 86.67    $ 105.47     $ 113.82     $ 116.48     $ 127.15
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                     --          --     $ 114.75     $ 122.48     $ 134.04
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------
  Unit value                                $114.85    $ 156.67     $ 182.19     $ 189.39     $ 218.37
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------
  Unit value                                $ 57.00    $  89.23     $  93.02     $ 102.78     $ 109.51
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --            8           10
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                            FOR THE YEARS ENDING DECEMBER 31,
                                        --------------------------------------
                                              2007        2008         2009
------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------
  Unit value                                $ 109.27    $  64.21    $  82.91
------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           1           1
------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------
  Unit value                                $ 134.84    $  80.29    $ 105.59
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           2
------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------
  Unit value                                $ 116.70    $  73.07    $  93.17
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------
  Unit value                                $ 163.89    $  85.72    $ 133.70
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           2
------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------
  Unit value                                $  95.72    $  50.69    $  69.09
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------
  Unit value                                $ 125.41    $ 127.60    $ 137.24
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           1           1
------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------
  Unit value                                $ 195.44    $ 102.41    $ 132.11
------------------------------------------------------------------------------
  Number of units outstanding (000's)              1          --           1
------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------
  Unit value                                $ 132.85    $  79.76    $ 104.95
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------
  Unit value                                $ 110.00    $  59.66    $  80.89
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------
  Unit value                                $ 152.67    $  94.83    $ 115.69
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           1           2
------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------
  Unit value                                $ 125.50    $  70.31    $  98.99
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           1
------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------
  Unit value                                $ 142.98    $  90.91    $ 130.33
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------
  Unit value                                $ 130.22    $  98.92    $ 107.70
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------
  Unit value                                $ 138.00    $  79.32    $ 105.97
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------
  Unit value                                $ 195.49    $ 120.62    $ 151.41
------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------
  Unit value                                $ 128.56    $  67.56    $ 106.29
------------------------------------------------------------------------------
  Number of units outstanding (000's)              8           5           2
------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                       ----------------------------------------------------------------------------------
                                            2002    2003    2004    2005       2006         2007       2008         2009
-------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                --      --      --      --      $ 108.53     $ 115.58    $ 79.79     $ 95.32
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --      --      --      --            --           --         --          --
-------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                --      --      --      --      $ 109.49     $ 116.73    $ 75.33     $ 95.15
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --      --      --      --            --           --         --           2
-------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                --      --      --      --      $ 110.38     $ 117.70    $ 72.42     $ 90.29
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --      --      --      --            --           --         --          --
-------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
  Unit value                                --      --      --      --      $ 111.17     $ 119.00    $ 69.33     $ 87.96
-------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --      --      --      --            --           --         --          --
-------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




-------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                      -----------------------------------------------------------------
                                               2002        2003        2004         2005         2006
-------------------------------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                     --           --          --           --           --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                     --     $ 109.38    $ 121.67     $ 130.82     $ 153.46
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                     --     $ 102.37    $ 108.00     $ 110.08     $ 116.51
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                     --     $ 104.36    $ 111.89     $ 114.94     $ 124.39
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 82.10     $  97.33    $ 105.29     $ 109.79     $ 120.52
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                                     --     $ 108.19    $ 120.23     $ 127.61     $ 145.39
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 62.95     $  84.67    $  99.56     $ 114.22     $ 140.38
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 52.55     $  73.69    $  83.58     $  92.73     $ 100.58
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------
  Unit value                                     --           --          --           --     $ 108.50
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 88.81     $ 115.93    $ 127.54     $ 130.65     $ 157.18
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 62.51     $  79.64    $  96.39     $ 106.30     $ 132.94
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------
  Unit value                                     --           --    $ 107.17     $ 113.20     $ 130.62
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 57.22     $  72.85    $  75.08     $  81.24     $  85.06
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 47.88     $  59.05    $  62.01     $  64.85     $  69.30
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 73.83     $  96.60    $ 106.60     $ 112.49     $ 125.42
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                $ 52.86     $  78.66    $  89.31     $  92.69     $ 102.09
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --           --           --
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                             FOR THE YEARS ENDING DECEMBER 31,
                                       ----------------------------------------
                                              2007         2008        2009
-------------------------------------------------------------------------------
 ALL ASSET ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                      --          --     $ 104.73
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $ 162.11    $  98.08     $ 124.22
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           1            2
-------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $ 122.65    $ 108.60     $ 118.67
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $ 130.56    $ 104.67     $ 119.17
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $ 127.43    $  95.76     $ 111.49
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           2            3
-------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $ 153.90    $ 104.47     $ 126.77
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           3            5
-------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------
  Unit value                                $ 156.05    $  76.51     $  96.76
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           1            2
-------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------
  Unit value                                $ 116.77    $  64.30     $  86.81
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------
  Unit value                                $  98.64    $  65.36     $  83.39
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------
  Unit value                                $ 158.23    $  99.88     $ 129.48
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------
  Unit value                                $ 145.75    $  82.67     $ 107.14
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------
  Unit value                                $ 134.77    $  90.78     $ 100.76
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------
  Unit value                                $  94.90    $  51.72     $  67.36
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------
  Unit value                                $  72.73    $  43.13     $  57.26
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------
  Unit value                                $ 126.86    $  76.16     $  99.62
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------
  Unit value                                $ 105.11    $  58.78     $  75.05
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --
-------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                        -----------------------------------------------------------------
                                               2002         2003        2004         2005         2006
--------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------
  Unit value                                $ 108.01     $ 111.09    $ 115.07     $ 117.03     $ 121.18
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --           --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------
  Unit value                                $  62.27     $  79.19    $  86.86     $  90.23     $ 103.33
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                $  93.38     $ 121.84    $ 133.98     $ 147.58     $ 160.53
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
--------------------------------------------------------------------------------------------------------
  Unit value                                $  56.66     $  77.91    $  82.98     $  85.83     $  90.42
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --           --     $ 104.56
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --           --           --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --     $ 105.64     $ 117.94
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------
  Unit value                                      --           --    $ 113.44     $ 117.75     $ 139.30
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --     $  97.69     $ 100.53
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------------------------------------
  Unit value                                $  70.62     $ 109.56    $ 134.82     $ 178.13     $ 242.92
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------------------------------
  Unit value                                $ 120.24     $ 122.19    $ 123.94     $ 124.85     $ 128.11
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                $  61.65     $  81.36    $  91.97     $ 107.18     $ 127.17
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------
  Unit value                                      --           --          --     $ 115.64     $ 144.57
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------
  Unit value                                $  78.07     $  98.51    $ 108.69     $ 112.39     $ 134.61
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                $  64.03     $  77.76    $  86.19     $  91.93     $ 103.30
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --          --           --           --
--------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                            FOR THE YEARS ENDING DECEMBER 31,
                                       ----------------------------------------
                                               2007         2008         2009
-------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------
  Unit value                                $ 124.31     $ 112.63     $ 115.08
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------
  Unit value                                $  97.46     $  58.95     $  77.82
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------
  Unit value                                $ 107.91     $  67.29     $  84.28
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 182.16     $ 108.22     $ 137.63
-------------------------------------------------------------------------------
  Number of units outstanding (000's)              1            1            1
-------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------
  Unit value                                $ 100.16     $  72.15     $ 100.72
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------
  Unit value                                $ 106.18     $  72.05     $  93.57
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------
  Unit value                                $  95.67     $  60.08     $  76.79
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------
  Unit value                                $ 121.36     $ 104.07     $ 120.76
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------
  Unit value                                $ 151.41     $ 104.46     $ 147.03
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1            1
-------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 109.34     $ 115.84     $ 117.53
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------
  Unit value                                $ 343.25     $ 145.67     $ 217.50
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --            1
-------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------
  Unit value                                $ 136.21     $ 140.40     $ 136.52
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 145.80     $  80.00     $ 107.72
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            1            1
-------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------
  Unit value                                $ 167.16     $  99.33     $ 135.64
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------
  Unit value                                $ 132.31     $  79.29     $ 104.38
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------
  Unit value                                $ 106.78     $  66.51     $  83.72
-------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
-------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




-----------------------------------------------------------------------------------------------------
                                                       FOR THE YEARS ENDING DECEMBER 31,
                                        -------------------------------------------------------------
                                               2002        2003        2004        2005        2006
-----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                                $ 44.22    $  54.21    $  58.46    $  66.85    $  66.16
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------
  Unit value                                $ 35.99    $  46.31    $  51.89    $  56.29    $  60.37
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --    $ 106.62    $ 113.34
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------
  Unit value                                $ 89.18    $ 114.24    $ 128.95    $ 135.28    $ 163.40
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --    $ 105.59    $ 124.31
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --    $ 106.21    $ 119.10
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                                $ 71.73    $ 102.49    $ 118.33    $ 125.23    $ 138.97
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------
  Unit value                                $ 95.25    $ 126.30    $ 148.09    $ 164.04    $ 183.59
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------
  Unit value                                $105.22    $ 105.29    $ 105.58    $ 107.81    $ 112.08
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                                     --          --    $ 104.85    $ 109.97    $ 118.12
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --    $ 107.38
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --          --    $ 111.23
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------
  Unit value                                     --          --          --    $  99.91    $  99.80
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------------------------
  Unit value                                $120.40    $ 124.04    $ 128.05    $ 129.96    $ 134.25
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                                $ 82.28    $ 119.41    $ 139.82    $ 145.04    $ 169.88
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------
  Unit value                                     --          --    $ 111.43    $ 115.29    $ 110.11
-----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --          --          --
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
                                           FOR THE YEARS ENDING DECEMBER 31,
                                       --------------------------------------
                                              2007        2008        2009
-----------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------
  Unit value                               $  75.03    $  47.58    $  64.48
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --           1           1
-----------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------
  Unit value                               $  69.45    $  42.68    $  57.27
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------
  Unit value                               $ 106.08    $  45.70    $  54.18
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------
  Unit value                               $ 155.18    $  87.50    $ 104.86
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             1           1           2
-----------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-----------------------------------------------------------------------------
  Unit value                               $ 127.98    $  80.78    $  94.93
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------
  Unit value                               $ 131.15    $  90.08    $ 112.50
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------
  Unit value                               $ 149.37    $  75.38    $ 102.20
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           1
-----------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------
  Unit value                               $ 179.75    $ 108.09    $ 146.11
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           1
-----------------------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------------------
  Unit value                               $ 116.77    $ 118.64    $ 118.04
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------
  Unit value                               $ 141.99    $  94.81    $ 122.39
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------
  Unit value                               $ 108.61    $  66.89    $  83.28
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------
  Unit value                               $ 116.99    $  68.98    $  95.14
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------
  Unit value                               $ 110.69    $ 105.68    $ 113.57
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------
  Unit value                               $ 139.64    $ 129.84    $ 137.03
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------
  Unit value                               $ 165.93    $ 108.75    $ 136.48
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------
  Unit value                               $ 117.48    $  67.56    $  95.88
-----------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
-----------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------
                                               2002        2003        2004         2005         2006
------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                     --          --           --           --     $ 107.86
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------
  Unit value                                     --          --     $ 109.44     $ 118.70     $ 134.82
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------
  Unit value                                     --          --           --     $ 104.88     $ 120.95
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                     --          --           --     $ 124.44     $ 135.28
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                $ 46.48    $  63.60     $  70.93     $  76.37     $  79.87
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------
  Unit value                                $107.64    $ 111.11     $ 114.85     $ 116.28     $ 120.06
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                $ 78.74    $ 105.24     $ 123.46     $ 141.82     $ 176.83
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                $ 77.08    $  98.27     $ 107.24     $ 113.89     $ 128.70
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                $ 68.45    $  88.96     $  94.42     $ 100.98     $ 100.59
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------
  Unit value                                $ 79.76    $ 104.03     $ 118.45     $ 126.22     $ 149.85
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                $ 62.53    $  87.24     $  96.99     $ 104.60     $ 114.09
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------
  Unit value                                $ 74.33    $ 103.99     $ 119.18     $ 127.30     $ 145.32
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------
  Unit value                                $ 91.03    $ 111.01     $ 120.03     $ 123.08     $ 134.63
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                     --          --     $ 114.80     $ 122.78     $ 134.64
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------
  Unit value                                $108.77    $ 148.68     $ 173.24     $ 180.45     $ 208.48
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------
  Unit value                                $ 57.12    $  89.59     $  93.59     $ 103.61     $ 110.62
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --           --           --           --
------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
                                           FOR THE YEARS ENDING DECEMBER 31,
                                       --------------------------------------
                                              2007         2008        2009
-----------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------
  Unit value                                $ 109.56    $  64.51    $  83.47
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------
  Unit value                                $ 135.71    $  80.98    $ 106.71
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------
  Unit value                                $ 117.33    $  73.61    $  94.05
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 EQ/VAN KAMPEN MID CAP GROWTH
-----------------------------------------------------------------------------
  Unit value                                $ 164.77    $  86.36    $ 134.96
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           1
-----------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------
  Unit value                                $  88.52    $  46.97    $  64.15
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------
  Unit value                                $ 126.94    $ 129.41    $ 139.47
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-----------------------------------------------------------------------------
  Unit value                                $ 197.82    $ 103.86    $ 134.26
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-----------------------------------------------------------------------------
  Unit value                                $ 134.47    $  80.89    $ 106.66
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP GROWTH
-----------------------------------------------------------------------------
  Unit value                                $ 111.34    $  60.51    $  82.21
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------
  Unit value                                $ 154.53    $  96.17    $ 117.57
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------
  Unit value                                $ 127.03    $  71.31    $ 100.60
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------
  Unit value                                $ 144.72    $  92.21    $ 132.45
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
-----------------------------------------------------------------------------
  Unit value                                $ 138.16    $ 105.16    $ 114.73
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-----------------------------------------------------------------------------
  Unit value                                $ 138.89    $  80.00    $ 107.09
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-----------------------------------------------------------------------------
  Unit value                                $ 187.01    $ 115.62    $ 145.43
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --
-----------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------
  Unit value                                $ 130.12    $  68.52    $ 108.02
-----------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           1
-----------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2009.




-----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                        -------------------------------------------------------------------------------------
                                              2002     2003     2004    2005       2006         2007        2008        2009
-----------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --      --       $ 108.60     $ 115.88    $ 80.16     $ 95.96
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --      --             --           --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --      --       $ 109.56     $ 117.04    $ 75.68     $ 92.77
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --      --             --           --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --      --       $ 110.45     $ 118.01    $ 72.76     $ 90.90
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --      --             --           --         --          --
-----------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                 --       --       --      --       $ 111.24     $ 119.32    $ 69.65     $ 88.55
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        --       --       --      --             --           --         --          --
-----------------------------------------------------------------------------------------------------------------------------

Appendix II: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST((R)) VANTAGE(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:

------------------------------------------------------------------------------------------------------------------------------------
                                                 CONTRACT TYPE/SERIES/
STATE    FEATURES AND BENEFITS                   EFFECTIVE DATE                        AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
Texas    See "Separate Account charge" for       EQUI-VEST((R)) TSA Vantage(SM)        Total Separate Account A annual expenses and
         EQUI-VEST((R)) Vantage(SM) in this      certificates issued on or after       the annual expenses of the Trusts when added
         EQUI-VEST((R)) Vantage(SM)              August 1, 2002                        together are not permitted to exceed 2.75%
         supplement.                                                                   (except for the Multimanager Aggressive
                                                 For TSA Vantage certificates issued   Equity, AXA Moderate Allocation, EQ/Common
                                                 to employees of public school         Stock Index and EQ/Money Market options which
                                                 districts and open enrollment         are not permitted to exceed 1.75%) unless the
                                                 charter schools (grades K-12) who     Teacher Retirement System of Texas permits a
                                                 are participants in the TSA plan,     higher rate.
                                                 the providers of which are subject
                                                 to the 403(b) Certification Rules of
                                                 the Teacher Retirement System of
                                                 the State of Texas, and who enroll
                                                 and contribute to the TSA contracts
                                                 through a salary reduction
                                                 agreement

         See "Withdrawal Charge for                                                    The withdrawal charge equals up to 6.00% of
         EQUI-VEST((R)) Vantage(SM)" contracts                                         the amount withdrawn from your account value
         in section 14 of this supplement.                                             (or of the defaulted loan amount, if
                                                                                       applicable) in the first five contract or
                                                                                       participation years, as applicable.

                                                                                       Participant/
                                                                                       contract year               Charge
                                                                                       -------------               ------
                                                                                       1                           6.00%
                                                                                       2                           5.75%
                                                                                       3                           5.50%
                                                                                       4                           5.25%
                                                                                       5                           5.00%
                                                                                       6 and later                 0.00%

         Unavailability of investment option                                           EQ/AXA Rosenberg Value Long/Short Equity
                                                                                       investment option is closed for all new
                                                                                       contributions and incoming transfers.

         EQUI-VEST((R)) Vantage(SM) enhanced                                           Not available.
         death benefit

         See the SAI for condensed financial
         Information.
------------------------------------------------------------------------------------------------------------------------------------



 EQUI-VEST((R)) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                   Avenue of the Americas, New York, NY 10104.
    Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.
                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits
           ----------------------------------

             (a) The following Financial Statements are included in Part B of the Registration Statement:

                  The financial statements of AXA Equitable Life Insurance
             Company and Separate Account A are included in the Statements of Additional Information.

             (b)   Exhibits.

           The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

            1.   (a)      Resolutions of the Board of Directors of The Equitable
                          Life Assurance Society of the United States
                          ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                          Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

            2.   Not applicable.

            3.   (a)      Sales Agreement among Equitable, Separate Account A
                          and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement
                          No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998.

                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with this Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors LLC), previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (g) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 2-30070 on
                          April 25, 2001.

                 (h) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (i) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (j) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (k) (i) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc. (now AXA Distributors, LLC), incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593), filed on May 1, 1998.

                 (k) (ii) Form of First Amendment (dated January 1, 2001) to
                          Distribution Agreement dated January 1, 1998, previously filed with this Registration Statement No. 2-30070 on December 30, 2004.

                 (l) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (m) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (n) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (o) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (p) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2007.

                 (q) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

                 (r) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

                 (s) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

            4.   (a)      Form of Group Annuity Contract No. 11929 CI,
                          amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No.
                          119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group Annuity
                          Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of
                          Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11935P;
                          Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract
                          No. 11937C NQ, endorsements and amendments thereto;
                          Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I;
                          previously filed with this Registration Statement No.
                          2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (b) Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically on July 10, 1998.

                 (c) Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (d) Form of Individual Annuity Contracts No. 92CTRA, No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualified variable annuity contracts and No. 180-1001 used with individual non-qualifed variable annuity contracts, previously filed with this Registration Statement File No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (e) Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (g) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (h) Form of Group Annuity Contract No. 2001-TSAGAC, Form of Certificate No. 123456789, previously filed on December 20, 2001.

                 (i) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (j) Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (k) Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.

                 (l) Forms of Rider Nos. PF10933-IA for use with Contract No. 11936-P (see Exhibit No. 4.(a), 98EDCB-IA (and form No. Pending) (for use with Contract No. 92EDCB (see Exhibit No. 4.(d)), in connection with IOWA EDC, previously filed with this Registration Statement File No. 2-30070 on January 1, 1999.

                 (m) Form of Data Pages for TSA Advantage Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (n) Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (o) Form of Data Pages for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (p) Form of Endorsement for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (q) Form of Data Pages for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (r) Form of Endorsement for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (s) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

                 (t) Form of Beneficiary Continuation Option Endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement, File No. 2-30070 on April 26, 2000.

                 (u) Form of Endorsement (No. 2000 ENMVA) applicable to Market Value Adjustment Terms previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (v) Form of Amendment (No. 2001 BCOTSAI) applicable to Contract No. 11930T previously filed with this Registration Statement File No. 2-30070 on
                          April 25, 2001.

                 (w) Form of Amendment (No. 2001 BCOTSA6) to Certificate 941CA/B previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (x) Form of Amendment to Equivest Series 200 Contract previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (y) Forms of Group Annuity Contract (No. 2001-TSA GAC-TXTRS), Certificate No. 2001 TSACERTB-TXTRS and Data pages previously filed with this Registration Statement, File No. 2-30070 on July 11, 2002.

                 (z) Forms of Endorsement and Data Pages for Series 200 contracts in connection with Texas Teacher Retirement System previously filed with this Registration Statement No. 2-30070 on July 11, 2002.

                 (a)(a) Form of Endorsement for series 200 EDC plans, No. 2002EDC(10/02), previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                 (b)(b) Form of Endorsement for series 100 EDC plans, No. 2002EDC-100, previously filed with this
                          Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                 (c)(c) Form of Group Annuity Contract for series 200 EDCA contracts, No. 2002EDCA, previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                 (d)(d) Form of Endorsement for Series 300 Contracts, No. 2003PRO-RATA, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (e)(e) Form of Endorsement for All Series Contracts, No. 2003GIARATE, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (f)(f) Form of Endorsement 2.5% minimum guaranteed annuity rate, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (g)(g) Form of Endorsement applicable to EGTRRA-SEP, No. 2003ENSEP, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (h)(h) Form of Endorsement applicable to EGTRRA-SIMPLE IRA, No. 2003ENSIMI, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (i)(i) Form of Group Annuity Contract for NJ ACTS TSA No. 203-TSAGAC403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (j)(j) Form of Group Annuity Certificate for NJ ACTS TSA No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (k)(k) Form of Data pages for NJ ACTS TSA No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (l)(l) Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004EDCGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (m)(m) Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004TSAGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (n)(n) Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-A, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (o)(o) Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-B, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (p)(p) Form of Data Pages for EQUI-VEST Strategies, No. 2004EDCCERT-A/B, previously filed with this Registration Statement No. 2-30070 on
                          December 29, 2004.

                 (q)(q) Form of TSA 403(B) Group Annuity Contract Application for EQUI-VEST Strategies, No. 2004/403(B), previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (r)(r) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form, No. 2004 EDC STRAT, previously filed with this Registration Statement No. 2-30070 on
                          December 29, 2004.

                 (s)(s) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form, No. 2004 TSA STRAT, previously filed with this Registration Statement No. 2-30070 on
                          December 29, 2004.

                 (t)(t) Form of Endorsement for Vantage ACTS re: Unallocated Account, No. 2005EN-NJACT, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                 (u)(u) Form of Endorsement for EDC re: Amendment to Amount of Annuity Benefits section, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                 (v)(v)   Form of Endorsement Applicable to TSA Contracts,
                          No. 2004TSA, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                 (w)(w) Form of Endorsement for 403(b) arrangement TSA Elective Deferral previously filed with this Registration Statement File No. 2-30070 on April 21, 2006.

                 (x)(x) 2006 Form of Conversion Endorsement to EQUI-VEST At Retirement incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2007.

            5.   (a)  Forms of Applications and Requests for Enrollment for
                      Equi-Vest Qualified and Non-Qualified Plans, previously filed with this Registration Statement, File No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

            6.   (a)(i)   Copy of the Restated Charter of Equitable, as amended
                          January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (a)(ii) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                 (b)(i) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (b)(ii) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

            7. Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

            8.   (a)(i)   Form of Participation Agreement among EQ Advisors
                          Trust, Equitable, Equitable Distributors, Inc. and EQ
                          Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to the EQ Advisors Trust
                          Registration Statement on Form N-1A (File Nos.
                          33-17217 and 811-07953), filed on August 28, 1997.

                 (a)(ii) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC., and AXA Advisors, LLC, previously filed with this Registration Statement File No. 2-30070 on December 5, 2001.

                 (a)(iii) Form of Participation Agreement among EQ Advisors
                          Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to
                          Exhibit 23. (h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on
                          January 15, 2004.

                 (b) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

                 (c) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on August 5, 2003.

             9.  (a)  Opinion and Consent of Herbert P. Shyer, Esq., Executive
                      Vice President and General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (b) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on July 17, 1992, refiled electronically on July 10, 1998.

                 (c) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (d) Opinion and Consent of Dodie Kent, Esq. Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 2-30070, on April 24, 2007.

                 (e) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 2-30070, on April 21, 2008.

                 (f) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 2-30070, on April 20, 2009.

                 (g) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, is filed herewith.

            10.  (a)  Consent of PricewaterhouseCoopers LLP.

                 (b) Notice concerning regulatory relief, previously filed with this Registration Statement No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (c)  Powers of Attorney are filed herewith.

            11.  Not applicable.

            12.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary


*Richard S. Dziadzio                        Senior Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Senior Executive Vice President

*Claude Methot                              Executive Vice President and
                                            President, Financial Protection and
                                            Wealth Management

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Deputy General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            General Counsel

*Richard V. Silver                          Senior Executive Vice President,
                                            Chief Administrative Officer and
                                            Chief Legal Officer

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Senior Executive Vice President and
                                            President, Retirement Savings

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

The AXA Group Organizational Charts January 1st 2009 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4, filed October 23, 2009.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
        AS OF :  DECEMBER 31, 2009


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
                                                                                                  --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                 DE             NY
----------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                  Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                    Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     787 Holdings, LLC                                                              Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                              DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                               Insurance        Bermuda         Bermuda
        --------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                                  DE             NY
        --------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                               DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                            Operating           DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                           Operating           AL             AL
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                   Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                    Operating           MA             MA
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                           Operating           NV             NV
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                      Operating          P.R.           P.R.
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                           Operating           TX             TX
           -----------------------------------------------------------------------------------------------------------------------
           PlanConnect, LLC                                                         Operating           DE             NY
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                         Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                           Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                        Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                               Investment          **
           -----------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      HCO              NY             NY
           -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -----------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                                     HCO              DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               Investment          DE             PA
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                  Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                               Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              --------------------------------------------------------------------------------------------------------------------

                                                                                                  Parent's
                                                                                      Number of  Percent of
                                                                         Federal       Shares    Ownership          Comments
                                                                        Tax ID #        Owned    or Control (e.g., Basis of Control)
                                                                        ---------       -----    ---------- -----------------------
                                                                       -------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                13-3623351
------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       75-2961816                  100.00%
     -------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     13-4194065                  100.00%
     -------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       13-4194080                  100.00%
     -------------------------------------------------------------------------------
     787 Holdings, LLC                                                 See Note 19                 100.00%
     -------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)             52-2197822             -    100.00%
     -------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  14-1903564       250,000    100.00%
        ----------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                 13-4078005         1,000    100.00%
        ----------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                              13-4071393             -    100.00%
           -------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               06-1555494             -    100.00%
           -------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              06-1562392             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      13-4085852             -    100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       04-3491734             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              13-3389068                  100.00%
              ----------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         66-0577477                  100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              75-2529724         1,050    100.00%
           -------------------------------------------------------------------------
           PlanConnect, LLC                                            27-1540220                  100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            13-5570651     2,000,000    100.00%   NAIC # 62944
        ----------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              13-3385076             -          -   G.P & L.P.
           -------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           13-3385080             -          -   G.P.
           -------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       -                 -          -   **
           -------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                      22-2766036             -    100.00%
           -------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                     13-2677213     5,000,000    100.00%
           -------------------------------------------------------------------------
           EVSA, Inc.                                                  23-2671508            50    100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)     13-3198083                  100.00%
        ----------------------------------------------------------------------------
        MONY Life Insurance Company *                                  13-1632487                  100.00%
        ----------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

     As of December 31, 2009, AXF's subsidiaries own 44.81% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
            AXA Financial Bermuda, held directly 15,276,937 AllianceBernstein Units (5.50%),
            AXA Equitable Life directly own 29,100,290 AllianceBernstein
            Units (10.49%),
            ACMC, Inc. own 66,220,822 AllianceBernstein Units (23.86%), and
            As of December 31, 2009, MONY owns 6,841,642 (2.47%)
            AllianceBernstein Units and MLOA owns 2,587,472 (.93%) AllianceBernstein Units

     AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

     In addition, ACMC, Inc. own 722,178 units (0.26%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.30%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11.  Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

12.  Effective May 26, 2005, Matrix Capital Markets Group was sold.

12.  Effective May 26, 2005, Matrix Private Equities was sold.

13.  Effective December 2, 2005, Advest Group was sold.

14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

15.  Effective July 11, 2007, Frontier Trust Company, FSB was sold.

16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

19. The EIN for 787 Holdings, LLC is 27-0294443, to be used for federal employment taxes and certain federal excise taxes.
        For federal tax purposes, it should generally use AXA Financial's EIN, which is 13-3623351.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

    Dissolved - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was
                   sold to Credit Suisse Group.
              - 100 Federal Street Funding Corporation was dissolved August 31,
                   1998.
              - 100 Federal Street Realty Corporation was dissolved December 20,
                   2001.
              - CCMI Corp. was dissolved on October 7, 1999.
              - ELAS Realty, Inc. was dissolved January 29, 2002.
              - EML Associates, L.P. was dissolved March 27, 2001.
              - EQ Services, Inc. was dissolved May 11, 2001.
              - Equitable BJVS, Inc. was dissolved October 3, 1999.
              - Equitable Capital Management Corp. became ECMC, LLC on
                   November 30, 1999.
              - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
              - Equitable JVS II, Inc. was dissolved December 4, 1996
              - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                   dissolved on December 31, 2000.
              - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
              - EREIM Managers Corporation was dissolved March 27, 2001.
              - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
              - EVLICO, Inc. was dissolved in 1999.
              - Franconom, Inc. was dissolved on December 4, 2000.
              - GP/EQ Southwest, Inc. was dissolved October 21, 1997
              - HVM Corp. was dissolved on Feb. 16, 1999.
              - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
              - Prime Property Funding, Inc. was dissolved in Feb. 1999.
              - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
              - Six-Pac G.P., Inc. was dissolved July 12,1999
              - Paramount Planners, LLC., a direct subsidiary of AXA
                   Distribution Holding Corporation, was dissolved on December 5, 2003
              - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
              - ECLL Inc. was dissolved July 15, 2003
              - MONY Realty Partners, Inc. was dissolved February 2005.
              - Wil-Gro, Inc. was dissolved June, 2005.
              - Sagamore Financial LLC was dissolved August 31, 2006.
              - Equitable JVS was dissolved August, 2007.
              - Astor Times Square Corp. dissolved as of April 2007.
              - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
              - PC Landmark, Inc. has been administratively dissolved.
              - EJSVS, Inc. has been administratively dissolved.
              - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           -----------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                               Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                Operating           VT             VT
              --------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                    Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                             Investment          DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                  Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                  See Attached Listing B
              --------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                 Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                 Operating           DE             AL
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                             Operating           DE          CT, ME,NY
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC            Operating           MA             MA
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   Operating           TX             TX
              --------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)         Operating           DE             NJ
              --------------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                            Federal     Shares    Ownership          (e.g.,
                                                                           Tax ID #      Owned    or Control    Basis of Control)
                                                                           ---------     -----    ----------   -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company *
     ---------------------------------------------------------------------
       Equitable Holdings, LLC
       -------------------------------------------------------------------------------
          ELAS Securities Acquisition Corporation                         13-3049038       500      100.00%
          ----------------------------------------------------------------------------
          Equitable Casualty Insurance Company *                          06-1166226     1,000      100.00%
          ----------------------------------------------------------------------------
          ECMC, LLC   (See Note 4 on Page 2)                              13-3266813         -      100.00%
          ----------------------------------------------------------------------------
             Equitable Capital Private Income & Equity                                                         ECMC is G.P.
               Partnership II, L.P.                                       13-3544879         -           -     ("Deal Flow Fund II")
          ----------------------------------------------------------------------------
          AllianceBernstein Corporation (See Note 4 on Page 2)            13-3633538       100      100.00%
          ----------------------------------------------------------------------------
              See Attached Listing B
          ----------------------------------------------------------------------------
          AXA Distributors, LLC                                           52-2233674         -      100.00%
          ----------------------------------------------------------------------------
             AXA  Distributors Insurance Agency of Alabama, LLC           52-2255113         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency, LLC                       06-1579051         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of
               Massachusetts, LLC                                         04-3567096         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of Texas, Inc.             74-3006330     1,000      100.00%
          ----------------------------------------------------------------------------
          J.M.R. Realty Services, Inc.                                    13-3813232     1,000      100.00%
          ----------------------------------------------------------------------------
          Equitable Structured Settlement Corp. (See Note 8 on Page 2)    22-3492811       100      100.00%
          ----------------------------------------------------------------------------

*  Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
          Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
          Effective January 1, 2002, Equitable Distributors, Inc. merged into
            AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                               State of       State of
                                                                               Type of        Incorp. or      Principal
                                                                              Subsidiary       Domicile       Operation
                                                                              ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation                                                       DE             NY
              -------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)      HCO (NYSE: AB)        DE             NY
                 ----------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)               Operating           DE             NY
                 ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                      Operating           NH             NY
                    -------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                        HCO              DE             MA
                    -------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                              HCO              DE             NY
                    -------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                        Operating           DE             NY
                    -------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                    HCO              DE             NY
                     ------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                        Operating         India           India
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                   Operating       Argentina       Argentina
                       ----------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                   HCO              DE             NY
                       ----------------------------------------------------------------------------------------------------
                        AllianceBernstein Japan Inc.                              HCO              DE            Japan
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                  Operating         Japan           Japan
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia
                          Limited                                             Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.         Operating         Brazil         Brazil
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                              Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                            Operating        Germany         Germany
                                -------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited            Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                    Operating          Lux.           Lux.
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                Operating         France         France
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.          Operating         Mexico         Mexico
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                    Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                         Operating         Canada         Canada
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                  Operating      New Zealand     New Zealand
                       ----------------------------------------------------------------------------------------------------

                                                                                                      Parent's
                                                                                         Number of   Percent of       Comments
                                                                              Federal     Shares     Ownership          (e.g.,
                                                                             Tax ID #      Owned     or Control    Basis of Control)
                                                                             ---------     -----     ----------   ------------------
AXA Financial, Inc.
---------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------
         Equitable Holdings, LLC
         ------------------------------------------------------------------------------
            AllianceBernstein Corporation                                 13-3633538                            owns 1% GP interest
                                                                                                                in AllianceBernstein
                                                                                                                L.P. and 100,000 GP
                                                                                                                units in
                                                                                                                AllianceBernstein
                                                                                                                Holding L.P.
            ---------------------------------------------------------------------------
               AllianceBernstein Holding L.P. (See Note 4 on Page 2)      13-3434400
               ------------------------------------------------------------------------
               AllianceBernstein L.P.  (See Note 4 on Page 2)             13-4064930
               ------------------------------------------------------------------------
                  AllianceBernstein Trust Company, LLC                    13-4064930                  100.00%   Sole member interest
                  ---------------------------------------------------------------------
                  Cursitor Alliance LLC                                   22-3424339                  100.00%
                  ---------------------------------------------------------------------
                  Alliance Capital Management LLC                              -                      100.00%
                  ---------------------------------------------------------------------
                     Sanford C. Bernstein & Co., LLC                      13-4132953                  100.00%
                  ---------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware               13-2778645            10    100.00%
                   ---------------------------------------------------------------------
                     ACAM Trust Company Private Ltd.                           -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Argentina) S.R.L.                      -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     ACM Software Services Ltd.                           13-3910857                  100.00%
                     ------------------------------------------------------------------
                     Alliance Barra Research Institute, Inc.              13-3548918         1,000    100.00%
                     ------------------------------------------------------------------
                      AllianceBernstein Japan Inc.                         13-3009358
                     ------------------------------------------------------------------
                              AllianceBernstein Japan Ltd.                     -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Invest. Management Australia
                        Limited                                                -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Global Derivatives Corp.           13-3626546         1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Investimentos (Brazil) Ltda.            -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     AllianceBernstein Limited                                 -           250,000    100.00%
                     ------------------------------------------------------------------
                              ACM Bernstein GmbH                               -                      100.00%
                              ---------------------------------------------------------
                              AllianceBernstein Services Limited               -             1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Luxembourg) S.A.                       -             3,999     99.98%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns .025%
                     ------------------------------------------------------------------
                              AllianceBernstein (France) SAS                   -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Mexico) S. de R.L. de C.V.             -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Australia Limited                       -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------
                     AllianceBernstein Canada, Inc.                       13-3630460        18,750    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein New Zealand Limited                     -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------------
         Equitable Holdings, LLC
         -----------------------------------------------------------------------------------------------------------------------
            AllianceBernstein Corporation                                                             DE             NY
            --------------------------------------------------------------------------------------------------------------------
               AllianceBernstein L.P.                                             Operating           DE             NY
               -----------------------------------------------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)                 HCO              DE             NY
                  --------------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                   Operating       So Africa       So Africa
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                           Operating       Singapore       Singapore
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                       HCO          Mauritius       Mauritius
                     -----------------------------------------------------------------------------------------------------------
                              Alliance Capital Asset Management (India)
                                 Private Ltd                                      Operating         India           India
                              --------------------------------------------------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                     Operating         India           India
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                           HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                           Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.               Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                                   HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.              Operating         Korea           Korea
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                          Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.                    Operating           DE             TX
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                          Operating       Hong Kong       Hong Kong
                     -----------------------------------------------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                       Operating         Taiwan         Taiwan
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                 Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.          Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                      Inactive       Australia       Australia
                     -----------------------------------------------------------------------------------------------------------

                                                                                                     Parent's
                                                                                         Number of  Percent of        Comments
                                                                              Federal     Shares     Ownership         (e.g.,
                                                                             Tax ID #     Owned     or Control    Basis of Control)
                                                                             ---------    -----     ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      ----------------------------------------------------------------------
         Equitable Holdings, LLC
         --------------------------------------------------------------------------------
            AllianceBernstein Corporation                                   13-3633538
            -----------------------------------------------------------------------------
               AllianceBernstein L.P.                                       13-4064930
               --------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)        13-2778645
                  -----------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                  -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                          -                   100.00%
                     --------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                   -                   100.00%
                     --------------------------------------------------------------------
                              Alliance Capital Asset Management (India)          -                    75.00%   3rd party (Ankar
                                 Private Ltd                                                                   Capital India Pvt.
                                                                                                               Ltd.) owns 25%
                              -----------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                    -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                  13-3441277     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                     75-3165543               100.00%
                     --------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.         52-1671668     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                          13-3802178               100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.             -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                    13-3191825       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.              13-3211780       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                         -                   100.00%
                     --------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                      -                    99.00%   Others own 1%
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                -                   100.00%
                     --------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.         -                   100.00%   Devonshire House,
                                                                                                               1 Mayfair Place
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                    -                   100.00%   Inactive
                     --------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING C - MONY
----------------



                                                                                                   State of       State of
                                                                                   Type of        Incorp. or      Principal
                                                                                  Subsidiary       Domicile       Operation
                                                                                  ----------       --------       ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                                  Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                                    Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------------------------------------------------
      MONY Life Insurance Company *                                               Insurance           NY             NY
      --------------------------------------------------------------------------------------------------------------------------
         MONY International Holdings, LLC                                            HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*           Insurance       Argentina       Argentina
            --------------------------------------------------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                         HCO           Jamaica         Jamaica
            --------------------------------------------------------------------------------------------------------------------
            MBT, Ltd.                                                             Operating     Cayman Islands Cayman Islands
            --------------------------------------------------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                     Operating         Brazil         Brazil
               -----------------------------------------------------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*                 Insurance     Cayman Islands Cayman Islands
         -----------------------------------------------------------------------------------------------------------------------
         MONY Life Insurance Company of America*                                  Insurance           AZ             NY
         -----------------------------------------------------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                                  Insurance           OH             OH
         -----------------------------------------------------------------------------------------------------------------------
         MONY Financial Services, Inc.                                               HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                                      Operating           OH             OH
            --------------------------------------------------------------------------------------------------------------------
            MONY Brokerage, Inc.                                                  Operating           DE             PA
            --------------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                                 Operating           OH             OH
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                              Operating           AL             AL
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                                Operating           TX             TX
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.                        Operating           MA             MA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                           Operating           WA             WA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                           Operating           NM             NM
            --------------------------------------------------------------------------------------------------------------------
            1740 Ventures, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                                   Operating           GA             GA
            --------------------------------------------------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                                 Operating           DE             GA
            --------------------------------------------------------------------------------------------------------------------
            MONY Assets Corp.                                                        HCO              NY             NY
            --------------------------------------------------------------------------------------------------------------------
               MONY Benefits Management Corp.                                     Operating           DE             NY
            --------------------------------------------------------------------------------------------------------------------
            1740 Advisers, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            MONY Securities Corporation                                           Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.                    Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------
               Trusted Investment Advisers Corp.                                  Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                           Federal      Shares    Ownership          (e.g.,
                                                                          Tax ID #       Owned    or Control    Basis of Control)
                                                                          ---------      -----    ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                           75-2961816                  100.00%
   -----------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                         13-4194065                  100.00%
   -----------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                           13-4194080                  100.00%
   -----------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------
      MONY Life Insurance Company *                                      13-1632487                  100.00%
      --------------------------------------------------------------------------------
         MONY International Holdings, LLC                                13-3790446                  100.00%
         -----------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*  98-0157781                  100.00%
            --------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                                          99.00%
            --------------------------------------------------------------------------
            MBT, Ltd.                                                    98-0152047                  100.00%  79% by MONY Int'l
                                                                                                              Holdings & 21% by
                                                                                                              MONY Financial
                                                                                                              Resources
            --------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                                         99.00%
               -----------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*        98-0152046                  100.00%
         -----------------------------------------------------------------------------
         MONY Life Insurance Company of America*                         86-0222062                  100.00%
         -----------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                         38-2046096       405,000    100.00%
         -----------------------------------------------------------------------------
         MONY Financial Services, Inc.                                   11-3722370         1,000    100.00%
         -----------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                             31-1465146            99     99.00%
            --------------------------------------------------------------------------
            MONY Brokerage, Inc.                                         22-3015130         1,500    100.00%
            --------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                        31-1562855             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                     62-1699522             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                       74-2861481            10    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.               06-1496443             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                  91-1940542             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                  62-1705422             1    100.00%
            --------------------------------------------------------------------------
            1740 Ventures, Inc.                                          13-2848244         1,000    100.00%
            --------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                          58-1660289           500    100.00%
            --------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                        22-1990598         1,000    100.00%
            --------------------------------------------------------------------------
            MONY Assets Corp.                                            13-2662263       200,000    100.00%
            --------------------------------------------------------------------------
               MONY Benefits Management Corp.                            13-3363383         9,000    100.00%
            --------------------------------------------------------------------------
            1740 Advisers, Inc.                                          13-2645490        14,600    100.00%
            --------------------------------------------------------------------------
            MONY Securities Corporation                                  13-2645488         7,550    100.00%
            --------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.           41-1941465         1,000    100.00%
               -----------------------------------------------------------------------
               Trusted Investment Advisers Corp.                         41-1941464             1    100.00%
               -----------------------------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

Item 27.        Number of Contractowners
                ------------------------

                As of February 28, 2010, there were 841,952 Qualified Contract Owners and 34,028 Non-Qualified Contract Owners of EQUI-VEST certificates offered by the registrant under this Registration Statement.


Item 28.        Indemnification
                ---------------

           (a)  Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company("AXA Equitable") provide, in Article VII, as follows:

                   7.4  Indemnification of Directors, Officers and Employees.
                        (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                         (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                         (ii) any person made or threatened to be made a party
                              to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                        (iii) the related expenses of any such person in any
                              of said categories may be advanced by the Company.

                              (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U. S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters
           ---------------------------------------------
           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

           (c) Undertaking
           ---------------

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters
           ----------------------

           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors,LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President and Divisional
                                      President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Maurya Keating                       Vice President and Associate
                                      General Counsel

*Anthony Sages                        Chief Sales Officer

*Francesca Divone                     Secretary


*Susan Vesey                          Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director, Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*Gary Hirschkron                      Executive Vice President

*Michael McCarthy                     Director, Senior Vice President and
                                      National Sales Manager

*Joanne Petrini-Smith                 Executive Vice President

*Lee Small                            Senior Vice President and
                                      National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Michael Gregg                        Executive Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Harvey Fladeland                     Senior Vice President

*Andrew Marrone                       Senior Vice President

*Kevin Molloy                         Senior Vice President

*Marian Sole                          Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mary Toumpas                         Senior Vice President

*Ronald R. Quist                      Vice President and Treasurer

*Norman J. Abrams                     Vice President and General Counsel

*Nicholas Gismondi                    Vice President and Chief Financial Officer

*Gregory Lashinsky                    Assistant Vice President - Financial
                                      Operations Principal

*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31.        Management Services
                -------------------

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of April, 2010.

                                          SEPARATE ACCOUNT A OF
                                          AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                                          By:    AXA Equitable Life Insurance
                                                 Company (Depositor)

                                          By:  /s/ Dodie Kent
                                               -------------------------
                                                   Dodie Kent
                                                   Vice President and
                                                   Associate General Counsel

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2010.


                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life Insurance
                                              Company

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Senior Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer

*DIRECTORS:

Christopher M. Condron        Mary R. (Nina) Henderson     Joseph H. Moglia
Henri de Castries             James F. Higgins             Lorie A. Slutsky
Denis Duverne                 Peter S. Kraus               Ezra Suleiman
Charlynn Goins                Scott D. Miller              Peter J. Tobin
Anthony J. Hamilton

*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 19, 2010

                                  EXHIBIT INDEX
                                  --------------

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------

9(g)            Opinion and Consent of Counsel                       EX-99.9g

10(a)           Consent of PricewaterhouseCoopers LLP                EX-99.10a

10(c)           Powers of Attorney                                   EX-99.10c